UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – March 31, 2009

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2009. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	432,035	$2,438,725
EQ/BlackRock Basic Value Equity Portfolio‡	2,718,281	23,485,544
EQ/BlackRock International Value Portfolio‡	586,667	4,356,070
EQ/Boston Advisors Equity Income Portfolio‡	4,372,773	15,180,391
EQ/Core Bond Index Portfolio‡	32,160,468	295,947,373
EQ/Evergreen International Bond Portfolio‡	11,475,133	105,685,292
EQ/Intermediate Government Bond Index Portfolio‡	10,703,000	104,636,725
EQ/International Core PLUS Portfolio‡	3,010,732	18,071,717
EQ/International ETF Portfolio‡	3,253,748	16,929,634
EQ/International Growth Portfolio‡	785,092	2,929,065
EQ/Large Cap Core PLUS Portfolio‡	11,347,562	57,928,949
EQ/Large Cap Growth Index Portfolio‡	9,405,855	51,098,371
EQ/Large Cap Growth PLUS Portfolio‡	2,793,021	29,977,077
EQ/Large Cap Value Index Portfolio‡	3,685,785	13,061,567
EQ/Large Cap Value PLUS Portfolio‡	2,730,182	17,777,241
EQ/Money Market Portfolio‡	64,529,896	64,532,367
EQ/PIMCO Real Return Portfolio‡	14,327,789	140,355,813
EQ/Quality Bond PLUS Portfolio‡	32,285,436	283,031,397
EQ/Van Kampen Emerging Markets Equity Portfolio‡	780,935	5,754,698
Multimanager Core Bond Portfolio‡	29,685,173	293,111,126
Multimanager High Yield Portfolio‡	22,848,701	82,257,849
Multimanager International Equity Portfolio‡	1,302,229	9,292,023
Multimanager Large Cap Core Equity Portfolio‡	3,186,831	20,342,789
Multimanager Large Cap Value Portfolio‡	3,564,190	22,321,998
Multimanager Mid Cap Value Portfolio‡	2,490,071	13,242,631

Total Investment Companies (99.7%) (Cost $1,763,835,366)		1,693,746,432

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 0.004%, 4/1/09 (Amortized Cost $3,519,306)	$3,519,306	3,519,306

Total Investments (99.9%) (Cost/Amortized Cost $1,767,354,672)		1,697,265,738
Other Assets Less Liabilities (0.1%)		1,565,390

Net Assets (100%)		$1,698,831,128

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein International Portfolio	$—	$2,293,468	$34,942	$2,438,725	$—	$5,348
EQ/BlackRock Basic Value Equity Portfolio	40,859,007	6,734,777	35,333,517	23,485,544	—	(16,582,188)
EQ/BlackRock International Value Portfolio	8,851,457	2,233,769	10,575,107	4,356,070	—	(5,278,094)
EQ/Boston Advisors Equity Income Portfolio	11,639,215	6,065,122	805,873	15,180,391	—	(125,498)
EQ/Core Bond Index Portfolio(a)	—	295,388,862	1,712,088	295,947,373	—	2,973
EQ/Davis New York Venture Portfolio	18,776,904	2,544,747	26,958,181	—	—	(9,060,922)
EQ/Evergreen International Bond Portfolio	97,180,719	13,620,166	2,117,736	105,685,292	—	(193,768)
EQ/Intermediate Government Bond Index Portfolio(b)	—	104,625,615	687,669	104,636,725	—	(109)
EQ/International Core PLUS Portfolio	20,370,684	5,200,973	10,952,235	18,071,717	—	(5,769,302)
EQ/International ETF Portfolio	—	16,550,406	108,025	16,929,634	—	12,847
EQ/International Growth Portfolio	—	2,793,468	35,851	2,929,065	—	4,439
EQ/Large Cap Core PLUS Portfolio	34,200,344	26,099,626	1,139,466	57,928,949	—	(328,085)
EQ/Large Cap Growth Index Portfolio	—	47,655,113	210,761	51,098,371	—	30,984
EQ/Large Cap Growth PLUS Portfolio	61,611,302	12,441,221	51,611,238	29,977,077	—	(12,844,847)
EQ/Large Cap Value Index Portfolio	—	12,117,141	117,348	13,061,567	—	23,670
EQ/Large Cap Value PLUS Portfolio	4,262,971	13,213,876	324,186	17,777,241	—	(163,022)
EQ/Long Term Bond Portfolio	149,643,370	13,996,109	162,036,786	—	—	(12,080,714)
EQ/Marsico Focus Portfolio	663,549	—	938,610	—	—	(404,310)
EQ/Money Market Portfolio	324,912,338	44,176,636	304,556,454	64,532,367	170,623	(2,013)
EQ/PIMCO Real Return Portfolio	112,339,812	24,005,377	3,459,336	140,355,813	—	(289,647)
EQ/Quality Bond PLUS Portfolio	23,778,958	260,198,486	3,342,136	283,031,397	—	(455,863)
EQ/Short Duration Bond Portfolio	223,898,353	22,902,724	264,244,617	—	—	(16,119,639)
EQ/Van Kampen Emerging Markets Equity Portfolio	4,486,170	1,550,539	570,612	5,754,698	—	(312,071)
Multimanager Core Bond Portfolio	168,735,569	127,629,218	4,494,758	293,111,126	1,345,700	(44,641)
Multimanager High Yield Portfolio	67,910,279	15,753,528	3,258,928	82,257,849	—	(1,178,820)
Multimanager International Equity Portfolio	20,480,545	4,434,070	24,164,591	9,292,023	—	(11,750,857)
Multimanager Large Cap Core Equity Portfolio	24,393,123	8,868,141	17,955,118	20,342,789	—	(7,447,648)
Multimanager Large Cap Value Portfolio	28,019,420	6,701,309	17,724,355	22,321,998	—	(9,333,316)
Multimanager Mid Cap Value Portfolio	12,105,333	2,250,504	529,273	13,242,631	—	(232,115)

	$1,459,119,422	$1,102,044,991	$949,999,797	$1,693,746,432	$1,516,323	$(109,917,228)

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$1,697,265,738	$—	$1,697,265,738
Other Investments*	—	—	—	—

Total	$—	$1,697,265,738	$—	$1,697,265,738

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,102,044,991
Net Proceeds of Sales and Redemptions:
Investment Companies	$840,082,569

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,525,348
Aggregate gross unrealized depreciation	(78,582,195)

Net unrealized depreciation	$(70,056,847)

Federal income tax cost of investments	$1,767,322,585

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	940,004	$5,306,081
EQ/BlackRock Basic Value Equity Portfolio‡	4,434,520	38,313,591
EQ/BlackRock International Value Portfolio‡	969,681	7,199,986
EQ/Boston Advisors Equity Income Portfolio‡	8,213,498	28,513,739
EQ/Core Bond Index Portfolio‡	18,906,658	173,983,029
EQ/Evergreen International Bond Portfolio‡	7,801,792	71,854,043
EQ/Franklin Small Cap Value Portfolio‡	1,388,194	7,405,848
EQ/GAMCO Small Company Value Portfolio‡	321,248	6,073,682
EQ/Intermediate Government Bond Index Portfolio‡	7,080,514	69,221,885
EQ/International Core PLUS Portfolio‡	6,428,600	38,587,244
EQ/International ETF Portfolio‡	8,398,557	43,698,680
EQ/International Growth Portfolio‡	1,689,388	6,302,866
EQ/Large Cap Core PLUS Portfolio‡	16,146,066	82,425,164
EQ/Large Cap Growth Index Portfolio‡	14,294,607	77,657,063
EQ/Large Cap Growth PLUS Portfolio‡	4,108,619	44,097,202
EQ/Large Cap Value Index Portfolio‡	5,675,796	20,113,704
EQ/Large Cap Value PLUS Portfolio‡	4,209,597	27,410,273
EQ/Mid Cap Index Portfolio‡	2,575,128	11,716,019
EQ/Money Market Portfolio‡	37,269,808	37,271,236
EQ/PIMCO Real Return Portfolio‡	9,980,363	97,768,188
EQ/Quality Bond PLUS Portfolio‡	21,067,638	184,690,176
EQ/Small Company Index Portfolio‡	3,788,477	21,571,242
EQ/Van Kampen Emerging Markets Equity Portfolio‡	1,461,107	10,766,872
Multimanager Core Bond Portfolio‡	20,399,411	201,423,593
Multimanager High Yield Portfolio‡	16,476,096	59,315,769
Multimanager International Equity Portfolio‡	2,579,021	18,402,536
Multimanager Large Cap Core Equity Portfolio‡	3,002,529	19,166,318
Multimanager Large Cap Value Portfolio‡	5,444,114	34,095,685
Multimanager Mid Cap Growth Portfolio‡	1,200,303	5,799,331
Multimanager Mid Cap Value Portfolio‡	694,442	3,693,163
Multimanager Small Cap Value Portfolio‡	698,894	3,987,305

Total Investment Companies (99.8%) (Cost $1,590,142,891)		1,457,831,513

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.004%, 4/1/09 (Amortized Cost $1,809,205)	$1,809,205	1,809,205

Total Investments (99.9%) (Cost/Amortized Cost $1,591,952,096)		1,459,640,718
Other Assets Less Liabilities (0.1%)		757,822

Net Assets (100%)		$1,460,398,540

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein International Portfolio	$—	$4,943,205	$45,201	$5,306,081	$—	$9,026
EQ/BlackRock Basic Value Equity Portfolio	75,998,116	5,269,113	65,314,334	38,313,591	—	(32,695,782)
EQ/BlackRock International Value Portfolio	19,393,056	1,879,086	24,260,368	7,199,986	—	(13,523,559)
EQ/Boston Advisors Equity Income Portfolio	30,238,802	4,070,081	196,282	28,513,739	—	(21,994)
EQ/Core Bond Index Portfolio(a)	—	173,254,837	540,522	173,983,029	—	1,749
EQ/Davis New York Venture Portfolio	31,729,579	2,072,716	48,934,677	—	—	(21,004,816)
EQ/Evergreen International Bond Portfolio	70,700,872	3,971,230	321,955	71,854,043	—	(27,454)
EQ/Franklin Small Cap Value Portfolio	16,769,110	1,309,374	16,468,448	7,405,848	—	(9,592,348)
EQ/GAMCO Small Company Value Portfolio	18,044,360	1,555,929	19,513,256	6,073,682	—	(8,915,358)
EQ/Intermediate Government Bond Index Portfolio(b)	—	69,094,587	325,191	69,221,885	—	171
EQ/International Core PLUS Portfolio	52,062,000	4,366,183	25,364,109	38,587,244	—	(14,046,227)
EQ/International ETF Portfolio	—	42,624,516	174,034	43,698,680	—	29,318
EQ/International Growth Portfolio	—	5,993,205	46,698	6,302,866	—	7,529
EQ/Large Cap Core PLUS Portfolio	52,046,186	33,752,645	479,903	82,425,164	—	(132,972)
EQ/Large Cap Growth Index Portfolio	—	72,355,106	227,121	77,657,063	—	44,015
EQ/Large Cap Growth PLUS Portfolio	97,018,349	8,207,642	71,726,377	44,097,202	—	(19,248,360)
EQ/Large Cap Value Index Portfolio	—	18,584,709	97,283	20,113,704	—	24,728
EQ/Large Cap Value PLUS Portfolio	5,555,727	21,099,612	335,046	27,410,273	—	(172,365)
EQ/Long Term Bond Portfolio	99,625,819	5,329,842	104,513,647	—	—	(8,700,318)
EQ/Marsico Focus Portfolio	1,128,994	—	1,590,842	—	—	(681,758)
EQ/Mid Cap Index Portfolio	—	10,674,904	32,698	11,716,019	—	7,973
EQ/Money Market Portfolio	244,267,280	9,000,293	215,996,136	37,271,236	124,333	(1,432)
EQ/PIMCO Real Return Portfolio	86,219,885	6,836,533	371,356	97,768,188	—	(2,858)
EQ/Quality Bond PLUS Portfolio	25,554,566	158,570,325	726,040	184,690,176	—	(95,392)
EQ/Short Duration Bond Portfolio	131,249,720	7,698,660	150,313,315	—	—	(10,513,143)
EQ/Small Company Index Portfolio	5,410,226	15,476,361	112,390	21,571,242	—	(29,252)
EQ/Van Kampen Emerging Markets Equity Portfolio	9,926,338	1,216,024	123,253	10,766,872	—	(34,723)
Multimanager Core Bond Portfolio	123,328,080	77,986,476	669,350	201,423,593	949,664	(18,932)
Multimanager High Yield Portfolio	53,994,342	5,127,400	448,861	59,315,769	—	(172,487)
Multimanager International Equity Portfolio	55,123,733	3,320,111	69,015,775	18,402,536	—	(38,081,740)
Multimanager Large Cap Core Equity Portfolio	31,337,217	2,903,604	21,939,143	19,166,318	—	(10,451,589)
Multimanager Large Cap Value Portfolio	52,137,724	3,863,012	29,257,810	34,095,685	—	(15,504,575)
Multimanager Mid Cap Growth Portfolio	6,110,173	38,301	27,840	5,799,331	—	(14,284)

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Gain/(Loss)
Multimanager Mid Cap Value Portfolio	$13,250,094	$531,409	$17,063,573	$3,693,163	$—	$(8,886,422)
Multimanager Small Cap Value Portfolio	4,809,099	38,301	30,303	3,987,305	—	(16,747)

	$1,413,029,447	$783,015,332	$886,603,137	$1,457,831,513	$1,073,997	$(212,462,378)

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$1,459,640,718	$—	$1,459,640,718
Other Investments*	—	—	—	—

Total	$—	$1,459,640,718	$—	$1,459,640,718

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$783,015,332
Net Proceeds of Sales and Redemptions:
Investment Companies	$674,140,759

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,785,557
Aggregate gross unrealized depreciation	(145,013,617)

Net unrealized depreciation	$(132,228,060)

Federal income tax cost of investments	$1,591,868,778

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	6,779,293	$38,267,371
EQ/AllianceBernstein Small Cap Growth Portfolio‡	6,369,056	52,670,821
EQ/BlackRock Basic Value Equity Portfolio‡	32,210,508	278,293,995
EQ/BlackRock International Value Portfolio‡	6,423,167	47,692,734
EQ/Boston Advisors Equity Income Portfolio‡	31,006,362	107,640,781
EQ/Core Bond Index Portfolio‡	84,353,315	776,236,907
EQ/Evergreen International Bond Portfolio‡	33,940,025	312,585,613
EQ/Franklin Small Cap Value Portfolio‡	9,773,413	52,139,973
EQ/GAMCO Small Company Value Portfolio‡	2,203,974	41,669,522
EQ/Intermediate Government Bond Index Portfolio‡	40,604,926	396,969,683
EQ/International Core PLUS Portfolio‡	45,294,467	271,877,019
EQ/International ETF Portfolio‡	65,838,715	342,566,570
EQ/International Growth Portfolio‡	12,323,043	45,975,532
EQ/Large Cap Core PLUS Portfolio‡	106,789,251	545,155,797
EQ/Large Cap Growth Index Portfolio‡	93,437,190	507,608,081
EQ/Large Cap Growth PLUS Portfolio‡	28,359,437	304,377,648
EQ/Large Cap Value Index Portfolio‡	25,903,630	91,796,446
EQ/Large Cap Value PLUS Portfolio‡	45,248,571	294,630,505
EQ/Mid Cap Index Portfolio‡	19,803,634	90,100,293
EQ/Money Market Portfolio‡	52,366,999	52,369,005
EQ/PIMCO Real Return Portfolio‡	47,886,676	469,100,512
EQ/Quality Bond PLUS Portfolio‡	102,515,648	898,706,988
EQ/Small Company Index Portfolio‡	33,891,537	192,975,304
EQ/Van Kampen Emerging Markets Equity Portfolio‡	11,293,361	83,220,553
Multimanager Core Bond Portfolio‡	98,222,877	969,851,776
Multimanager High Yield Portfolio‡	87,390,257	314,614,591
Multimanager International Equity Portfolio‡	19,203,661	137,027,195
Multimanager Large Cap Core Equity Portfolio‡	16,812,321	107,319,611
Multimanager Large Cap Value Portfolio‡	30,278,693	189,631,013
Multimanager Mid Cap Growth Portfolio‡	7,046,377	34,044,960
Multimanager Mid Cap Value Portfolio‡	5,278,580	28,072,410
Multimanager Small Cap Growth Portfolio*‡	9,686,459	44,785,021
Multimanager Small Cap Value Portfolio‡	4,826,150	27,533,972

Total Investment Companies (99.9%) (Cost $9,435,571,586)		8,147,508,202

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.004%, 4/1/09 (Amortized Cost $11,695,247)	$11,695,247	11,695,247

Total Investments (100.0%) (Cost/Amortized Cost $9,447,266,833)		8,159,203,449
Other Assets Less Liabilities (0.0%)		657,768

Net Assets (100%)		$8,159,861,217

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/AllianceBernstein International Portfolio	$—	$35,357,091	$—	$38,267,371	$—	$—
EQ/AllianceBernstein Small Cap Growth Portfolio	—	47,937,818	—	52,670,821	—	—
EQ/BlackRock Basic Value Equity Portfolio	605,833,588	8,420,219	478,676,541	278,293,995	—	(225,434,917)
EQ/BlackRock International Value Portfolio	145,585,817	5,200,982	176,103,381	47,692,734	—	(98,172,162)
EQ/Boston Advisors Equity Income Portfolio	120,902,663	11,336,329	2,066,271	107,640,781	—	(532,630)
EQ/Core Bond Index Portfolio(a)	—	774,041,113	3,662,237	776,236,907	—	(12,269)
EQ/Davis New York Venture Portfolio	193,527,295	6,022,986	303,474,218	—	—	(139,404,923)
EQ/Evergreen International Bond Portfolio	317,625,681	7,248,971	845,541	312,585,613	—	(110,853)
EQ/Franklin Small Cap Value Portfolio	89,598,930	3,513,746	54,770,299	52,139,973	—	(32,489,486)
EQ/GAMCO Small Company Value Portfolio	142,571,633	4,406,449	154,531,405	41,669,522	—	(72,583,655)
EQ/Intermediate Government Bond Index Portfolio(b)	—	394,877,342	553,861	396,969,683	—	(2,922)
EQ/International Core PLUS Portfolio	390,055,706	15,086,961	193,182,414	271,877,019	—	(109,472,225)
EQ/International ETF Portfolio	—	332,285,455	—	342,566,570	—	—
EQ/International Growth Portfolio	—	43,067,091	—	45,975,532	—	—
EQ/Large Cap Core PLUS Portfolio	397,715,402	178,189,270	4,242,926	545,155,797	—	(1,699,282)
EQ/Large Cap Growth Index Portfolio	—	471,360,808	—	507,608,081	—	—
EQ/Large Cap Growth PLUS Portfolio	707,123,244	22,546,006	492,123,939	304,377,648	—	(129,662,656)
EQ/Large Cap Value Index Portfolio	—	84,293,455	—	91,796,446	—	—
EQ/Large Cap Value PLUS Portfolio	77,178,623	211,527,637	—	294,630,505	—	—
EQ/Long Term Bond Portfolio	472,410,152	11,293,098	484,401,344	—	—	(43,223,141)
EQ/Marsico Focus Portfolio	4,940,618	—	7,141,508	—	—	(3,163,246)
EQ/Mid Cap Index Portfolio	—	81,777,818	—	90,100,293	—	—
EQ/Money Market Portfolio	429,254,234	14,664,772	391,549,732	52,369,005	217,108	(2,606)
EQ/PIMCO Real Return Portfolio	431,945,718	14,137,190	1,696,939	469,100,512	—	(80,625)
EQ/Quality Bond PLUS Portfolio	509,478,327	386,029,806	85,589	898,706,988	—	(12,120)
EQ/Short Duration Bond Portfolio	667,755,504	15,057,464	734,949,703	—	—	(47,483,051)
EQ/Small Company Index Portfolio	91,097,972	105,521,419	372,116	192,975,304	—	(151,709)
EQ/Van Kampen Emerging Markets Equity Portfolio	81,350,047	5,185,019	952,277	83,220,553	—	(511,464)
Multimanager Core Bond Portfolio	956,806,297	55,559,175	45,765,179	969,851,776	6,583,257	(2,240,496)
Multimanager High Yield Portfolio	302,595,580	10,484,172	1,791,237	314,614,591	—	(615,736)
Multimanager International Equity Portfolio	454,868,970	6,232,959	530,051,521	137,027,195	—	(281,503,365)
Multimanager Large Cap Core Equity Portfolio	190,599,940	6,888,220	123,863,095	107,319,611	—	(55,781,469)
Multimanager Large Cap Value Portfolio	304,198,513	10,959,057	156,969,872	189,631,013	—	(78,967,433)

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
Multimanager Mid Cap Growth Portfolio	$51,671,766	$655,261	$29,024,678	$34,044,960	$—	$(14,911,209)
Multimanager Mid Cap Value Portfolio	110,235,380	655,261	147,305,192	28,072,410	—	(80,391,723)
Multimanager Small Cap Growth Portfolio	101,941,417	7,125,662	89,050,658	44,785,021	—	(40,575,564)
Multimanager Small Cap Value Portfolio	32,755,795	655,261	204,123	27,533,972	—	(130,654)

	$8,381,624,812	$3,389,601,343	$4,609,407,796	$8,147,508,202	$6,800,365	$(1,459,323,591)

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$8,159,203,449	$—	$8,159,203,449
Other Investments*	—	—	—	—

Total	$—	$8,159,203,449	$—	$8,159,203,449

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$3,389,601,343
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,150,084,205

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,409,812
Aggregate gross unrealized depreciation	(1,368,836,371)

Net unrealized depreciation	$(1,287,426,559)

Federal income tax cost of investments	$9,446,630,008

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	15,478,579	$87,372,620
EQ/AllianceBernstein Small Cap Growth Portfolio‡	11,121,466	91,972,309
EQ/BlackRock Basic Value Equity Portfolio‡	47,382,640	409,378,954
EQ/BlackRock International Value Portfolio‡	14,865,377	110,377,085
EQ/Boston Advisors Equity Income Portfolio‡	38,895,879	135,029,796
EQ/Core Bond Index Portfolio‡	67,478,791	620,953,994
EQ/Franklin Small Cap Value Portfolio‡	11,534,394	61,534,591
EQ/GAMCO Small Company Value Portfolio‡	2,789,099	52,732,220
EQ/Intermediate Government Bond Index Portfolio‡	36,627,015	358,080,061
EQ/International Core PLUS Portfolio‡	68,695,500	412,340,157
EQ/International ETF Portfolio‡	99,686,616	518,681,176
EQ/International Growth Portfolio‡	28,202,259	105,218,640
EQ/Large Cap Core PLUS Portfolio‡	143,175,249	730,905,186
EQ/Large Cap Growth Index Portfolio‡	149,570,598	812,559,152
EQ/Large Cap Growth PLUS Portfolio‡	45,037,166	483,377,246
EQ/Large Cap Value Index Portfolio‡	36,195,133	128,267,141
EQ/Large Cap Value PLUS Portfolio‡	71,968,742	468,615,609
EQ/Mid Cap Index Portfolio‡	26,146,268	118,957,276
EQ/Money Market Portfolio‡	16,286,356	16,286,979
EQ/PIMCO Real Return Portfolio‡	31,909,423	312,586,458
EQ/Quality Bond PLUS Portfolio‡	69,146,154	606,172,156
EQ/Small Company Index Portfolio‡	35,092,330	199,812,507
EQ/Van Kampen Emerging Markets Equity Portfolio‡	15,741,452	115,998,449
Multimanager Core Bond Portfolio‡	70,698,305	698,074,405
Multimanager International Equity Portfolio‡	29,060,636	207,361,372
Multimanager Large Cap Core Equity Portfolio‡	32,681,426	208,618,303
Multimanager Large Cap Value Portfolio‡	53,640,036	335,939,672
Multimanager Mid Cap Growth Portfolio‡	7,897,661	38,157,983
Multimanager Mid Cap Value Portfolio‡	6,828,211	36,313,618
Multimanager Small Cap Growth Portfolio*‡	17,735,872	82,001,212
Multimanager Small Cap Value Portfolio‡	24,112,124	137,563,594

Total Investment Companies (100.0%) (Cost $10,445,963,419)		8,701,239,921

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.004%, 4/1/09 (Amortized Cost $966,919)	$966,919	966,919

Total Investments (100.0%) (Cost/Amortized Cost $10,446,930,338)		8,702,206,840
Other Assets Less Liabilities (0.0%)		(2,348,593)

Net Assets (100%)		$8,699,858,247

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/AllianceBernstein International Portfolio	$—	$81,674,773	$—	$87,372,620	$—	$—
EQ/AllianceBernstein Small Cap Growth Portfolio	—	83,082,727	—	91,972,309	—	—
EQ/BlackRock Basic Value Equity Portfolio	886,693,862	16,960,387	741,259,401	409,378,954	—	(368,493,480)
EQ/BlackRock International Value Portfolio	338,163,647	9,344,216	425,524,667	110,377,085	—	(246,747,532)
EQ/Boston Advisors Equity Income Portfolio	150,677,787	14,662,399	1,972,218	135,029,796	—	(544,210)
EQ/Core Bond Index Portfolio(a)	—	617,524,528	1,310,558	620,953,994	—	(6,725)
EQ/Davis New York Venture Portfolio	288,077,279	11,250,829	449,992,469	—	—	(203,443,225)
EQ/Franklin Small Cap Value Portfolio	121,038,754	7,495,420	96,378,150	61,534,591	—	(56,095,190)
EQ/GAMCO Small Company Value Portfolio	177,103,816	8,138,454	193,980,953	52,732,220	—	(90,755,906)
EQ/Intermediate Government Bond Index Portfolio(b)	—	355,885,772	187,449	358,080,061	—	(1,187)
EQ/International Core PLUS Portfolio	583,316,094	32,252,523	293,253,723	412,340,157	—	(164,677,708)
EQ/International ETF Portfolio	—	503,439,090	—	518,681,176	—	—
EQ/International Growth Portfolio	—	99,324,774	—	105,218,640	—	—
EQ/Large Cap Core PLUS Portfolio	501,015,516	265,818,091	4,641,811	730,905,186	—	(1,909,970)
EQ/Large Cap Growth Index Portfolio	—	754,570,915	—	812,559,152	—	—
EQ/Large Cap Growth PLUS Portfolio	1,076,012,558	36,685,472	733,758,596	483,377,246	—	(199,004,668)
EQ/Large Cap Value Index Portfolio	—	118,326,818	—	128,267,141	—	—
EQ/Large Cap Value PLUS Portfolio	141,605,091	321,856,364	—	468,615,609	—	—
EQ/Long Term Bond Portfolio	407,810,733	8,182,421	413,561,931	—	—	(34,252,258)
EQ/Marsico Focus Portfolio	6,319,320	—	8,941,350	—	—	(3,852,935)
EQ/Mid Cap Index Portfolio	—	107,983,409	—	118,957,276	—	—
EQ/Money Market Portfolio	148,125,481	5,219,189	137,057,618	16,286,979	74,916	(920)
EQ/PIMCO Real Return Portfolio	287,522,827	9,404,591	795,781	312,586,458	—	(50,733)
EQ/Quality Bond PLUS Portfolio	108,234,615	494,869,778	791,687	606,172,156	—	(108,727)
EQ/Short Duration Bond Portfolio	549,581,703	8,182,421	605,999,725	—	—	(44,451,613)
EQ/Small Company Index Portfolio	54,028,068	140,038,273	431,916	199,812,507	—	(183,566)
EQ/Van Kampen Emerging Markets Equity Portfolio	112,778,515	7,676,546	1,783,718	115,998,449	—	(1,287,020)
Multimanager Core Bond Portfolio	1,043,262,253	34,388,283	392,500,644	698,074,405	6,664,145	(15,287,833)
Multimanager International Equity Portfolio	689,982,411	7,274,432	812,762,069	207,361,372	—	(437,301,196)
Multimanager Large Cap Core Equity Portfolio	371,141,914	12,338,398	250,418,551	208,618,303	—	(118,563,068)
Multimanager Large Cap Value Portfolio	536,269,110	21,682,614	290,058,515	335,939,672	—	(152,115,897)
Multimanager Mid Cap Growth Portfolio	62,071,676	1,567,432	42,041,604	38,157,983	—	(21,877,430)
Multimanager Mid Cap Value Portfolio	141,972,124	924,398	191,361,477	36,313,618	—	(105,259,389)

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
Multimanager Small Cap Growth Portfolio	$190,520,694	$9,565,205	$163,606,641	$82,001,212	$—	$(74,897,419)
Multimanager Small Cap Value Portfolio	165,815,596	1,065,080	187,591	137,563,594	—	(125,504)

	$9,139,141,444	$4,208,656,022	$6,254,560,813	$8,701,239,921	$6,739,061	$(2,341,295,309)

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$8,702,206,840	$—	$8,702,206,840
Other Investments*	—	—	—	—

Total	$—	$8,702,206,840	$—	$8,702,206,840

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$4,208,656,022
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,913,265,504

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,883,332
Aggregate gross unrealized depreciation	(1,865,672,071)

Net unrealized depreciation	$(1,743,788,739)

Federal income tax cost of investments	$10,445,995,579

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	7,840,296	$44,256,467
EQ/AllianceBernstein Small Cap Growth Portfolio‡	4,366,940	36,113,724
EQ/BlackRock Basic Value Equity Portfolio‡	16,705,503	144,333,057
EQ/BlackRock International Value Portfolio‡	7,566,636	56,183,116
EQ/Boston Advisors Equity Income Portfolio‡	10,592,615	36,773,012
EQ/Core Bond Index Portfolio‡	4,051,431	37,282,116
EQ/Franklin Small Cap Value Portfolio‡	4,108,406	21,917,848
EQ/GAMCO Small Company Value Portfolio‡	1,256,048	23,747,518
EQ/Intermediate Government Bond Index Portfolio‡	2,390,793	23,373,326
EQ/International Core PLUS Portfolio‡	19,157,600	114,992,215
EQ/International ETF Portfolio‡	29,987,300	156,027,443
EQ/International Growth Portfolio‡	14,275,967	53,261,613
EQ/Large Cap Core PLUS Portfolio‡	54,427,475	277,850,565
EQ/Large Cap Growth Index Portfolio‡	53,449,608	290,371,026
EQ/Large Cap Growth PLUS Portfolio‡	17,049,955	182,994,650
EQ/Large Cap Value Index Portfolio‡	21,013,018	74,465,254
EQ/Large Cap Value PLUS Portfolio‡	26,196,386	170,574,546
EQ/Mid Cap Index Portfolio‡	11,823,941	53,795,205
EQ/PIMCO Real Return Portfolio‡	2,820,847	27,633,173
EQ/Quality Bond PLUS Portfolio‡	4,545,463	39,847,960
EQ/Small Company Index Portfolio‡	10,137,244	57,720,536
EQ/Van Kampen Emerging Markets Equity Portfolio‡	5,399,128	39,786,065
Multimanager Core Bond Portfolio‡	5,350,863	52,834,372
Multimanager International Equity Portfolio‡	9,197,281	65,626,948
Multimanager Large Cap Core Equity Portfolio‡	11,379,705	72,641,103
Multimanager Large Cap Value Portfolio‡	21,494,103	134,614,412
Multimanager Mid Cap Growth Portfolio‡	2,442,889	11,802,951
Multimanager Mid Cap Value Portfolio‡	2,434,578	12,947,509
Multimanager Small Cap Growth Portfolio*‡	6,705,518	31,002,738
Multimanager Small Cap Value Portfolio‡	4,383,099	25,006,293

Total Investments (100.3%) (Cost $2,912,687,658)		2,369,776,761
Other Assets Less Liabilities (-0.3%)		(7,998,307)

Net Assets (100%)		$2,361,778,454

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/AllianceBernstein International Portfolio	$—	$41,732,576	$—	$44,256,467	$—	$—
EQ/AllianceBernstein Small Cap Growth Portfolio	—	32,861,288	—	36,113,724	—	—
EQ/BlackRock Basic Value Equity Portfolio	306,808,182	11,258,483	273,259,871	144,333,057	—	(141,909,412)
EQ/BlackRock International Value Portfolio	175,458,865	2,820,878	219,798,117	56,183,116	—	(127,810,951)
EQ/Boston Advisors Equity Income Portfolio	37,527,342	7,771,706	1,416,579	36,773,012	—	(337,702)
EQ/Core Bond Index Portfolio(a)	—	37,034,258	—	37,282,116	—	—
EQ/Davis New York Venture Portfolio	138,381,107	4,138,090	215,732,446	—	—	(98,413,237)
EQ/Franklin Small Cap Value Portfolio	53,101,425	3,149,908	53,594,482	21,917,848	—	(31,465,524)
EQ/GAMCO Small Company Value Portfolio	78,451,236	4,339,060	89,017,370	23,747,518	—	(42,964,828)
EQ/Intermediate Government Bond Index Portfolio(b)	—	23,214,258	—	23,373,326	—	—
EQ/International Core PLUS Portfolio	155,060,371	16,046,830	85,087,269	114,992,215	—	(49,021,581)
EQ/International ETF Portfolio	—	151,671,986	—	156,027,443	—	—
EQ/International Growth Portfolio	—	50,602,576	—	53,261,613	—	—
EQ/Large Cap Core PLUS Portfolio	159,212,995	128,534,801	2,905,584	277,850,565	—	(1,104,173)
EQ/Large Cap Growth Index Portfolio	—	269,544,067	—	290,371,026	—	—
EQ/Large Cap Growth PLUS Portfolio	420,599,387	21,470,183	299,344,658	182,994,650	—	(78,022,518)
EQ/Large Cap Value Index Portfolio	—	68,343,864	—	74,465,254	—	—
EQ/Large Cap Value PLUS Portfolio	50,441,408	118,011,985	—	170,574,546	—	—
EQ/Marsico Focus Portfolio	4,560,860	—	6,680,116	—	—	(3,007,640)
EQ/Mid Cap Index Portfolio	—	48,834,061	—	53,795,205	—	—
EQ/PIMCO Real Return Portfolio	25,365,447	936,121	128,856	27,633,173	—	(6,169)
EQ/Quality Bond PLUS Portfolio	5,688,561	34,033,409	194,202	39,847,960	—	(30,619)
EQ/Small Company Index Portfolio	6,206,744	47,902,045	383,394	57,720,536	—	(138,019)
EQ/Van Kampen Emerging Markets Equity Portfolio	37,760,579	3,693,515	1,308,242	39,786,065	—	(940,180)
Multimanager Core Bond Portfolio	142,509,078	4,469,371	97,810,761	52,834,372	857,659	(4,360,011)
Multimanager International Equity Portfolio	206,400,719	11,606,739	276,587,893	65,626,948	—	(158,923,852)
Multimanager Large Cap Core Equity Portfolio	127,076,383	6,432,590	90,608,923	72,641,103	—	(44,551,006)
Multimanager Large Cap Value Portfolio	212,783,663	10,872,680	117,210,495	134,614,412	—	(61,620,933)
Multimanager Mid Cap Growth Portfolio	21,483,145	341,546	17,974,046	11,802,951	—	(9,893,149)
Multimanager Mid Cap Value Portfolio	35,996,970	936,121	41,751,656	12,947,509	—	(22,668,968)
Multimanager Small Cap Growth Portfolio	70,208,759	4,977,893	60,550,558	31,002,738	—	(27,256,225)
Multimanager Small Cap Value Portfolio	29,850,203	474,318	111,088	25,006,293	—	(70,192)

	$2,500,933,429	$1,168,057,206	$1,951,456,606	$2,369,776,761	$857,659	$(904,516,889)

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio

(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$2,369,776,761	$—	$2,369,776,761
Other Investments*	—	—	—	—

Total	$—	$2,369,776,761	$—	$2,369,776,761

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,168,057,206
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,046,939,717

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,289,732
Aggregate gross unrealized depreciation	(590,948,609)

Net unrealized depreciation	$(542,658,877)

Federal income tax cost of investments	$2,912,435,638

See Notes to Portfolio of Investments.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (0.1%)
Amerigon, Inc.*^	1,800	$6,660
BorgWarner, Inc.^	25,450	516,635
Drew Industries, Inc.*^	100	868
Exide Technologies*^	6,100	18,300
Fuel Systems Solutions, Inc.*^	900	12,132
Gentex Corp.^	11,600	115,536
Goodyear Tire & Rubber Co.*	12,600	78,876
Hayes Lemmerz International, Inc.*	1,000	185
Johnson Controls, Inc.	7,300	87,600
Quantum Fuel Systems Technologies Worldwide, Inc.*	6,700	5,360
Raser Technologies, Inc.*^	2,500	10,475
Spartan Motors, Inc.^	200	804
WABCO Holdings, Inc.	5,300	65,243
Wonder Auto Technology, Inc.*^	1,200	4,296

		922,970

Automobiles (0.1%)
Harley-Davidson, Inc.^	17,000	227,630
Thor Industries, Inc.	900	14,058
Toyota Motor Corp. (ADR)^	4,700	297,510
Winnebago Industries, Inc.	2,400	12,744

		551,942

Distributors (0.0%)
Aristotle Corp.*	100	346
LKQ Corp.*^	11,000	156,970

		157,316

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	900	37,854
Apollo Global Management LLC, Class A*	450,000	1,124,999
Apollo Group, Inc., Class A*	10,566	827,635
Brink’s Home Security Holdings, Inc.*	3,300	74,580
Capella Education Co.*^	1,200	63,600
Coinstar, Inc.*^	2,300	75,348
Corinthian Colleges, Inc.*^	6,900	134,205
DeVry, Inc.	5,000	240,900
Grand Canyon Education, Inc.*^	700	12,082
H&R Block, Inc.	27,163	494,095
Hillenbrand, Inc.^	5,100	81,651
ITT Educational Services, Inc.*^	3,200	388,544
K12, Inc.*^	500	6,950
Learning Tree International, Inc.*	700	5,929
Lincoln Educational Services Corp.*^	200	3,664
Matthews International Corp., Class A^	2,400	69,144
New Oriental Education & Technology Group, Inc. (ADR)*^	11,750	590,438
Pre-Paid Legal Services, Inc.*	600	17,418
Princeton Review, Inc.*	1,100	4,785
Sotheby’s, Inc.^	5,500	49,500
Steiner Leisure Ltd.*^	800	19,528
Strayer Education, Inc.^	1,200	215,844
Universal Technical Institute, Inc.*^	700	8,400
Weight Watchers International, Inc.^	2,500	46,375

		4,593,468

Hotels, Restaurants & Leisure (3.8%)
AFC Enterprises, Inc.*	1,100	4,961
Ambassadors Group, Inc.^	1,500	12,180
Bally Technologies, Inc.*	4,400	81,048
BJ’s Restaurants, Inc.*^	1,100	15,301
Boyd Gaming Corp.^	600	2,238
Brinker International, Inc.^	8,200	123,820
Buffalo Wild Wings, Inc.*^	1,400	51,212
Burger King Holdings, Inc.^	6,500	149,175
California Pizza Kitchen, Inc.*^	1,300	17,004
Carnival Corp.	7,200	155,520
CEC Entertainment, Inc.*	1,400	36,232
Cheesecake Factory, Inc.*	4,800	54,960
Chipotle Mexican Grill, Inc., Class A*^	2,700	179,226
Choice Hotels International, Inc.^	900	23,238
CKE Restaurants, Inc.	4,200	35,280
Cracker Barrel Old Country Store, Inc.^	1,200	34,368
Ctrip.com International Ltd. (ADR)^	16,493	451,908
Darden Restaurants, Inc.	11,400	390,564
Denny’s Corp.*	7,700	12,859
DineEquity, Inc.^	1,400	16,604
Dover Downs Gaming & Entertainment, Inc.^	1,100	3,377
Dover Motorsports, Inc.^	1,200	2,220
Einstein Noah Restaurant Group, Inc.*	200	1,166
Great Wolf Resorts, Inc.*^	200	466
International Game Technology^	223,650	2,062,053
Interval Leisure Group, Inc.*	400	2,120
Jack in the Box, Inc.*^	3,000	69,870
Krispy Kreme Doughnuts, Inc.*	4,600	7,360
Las Vegas Sands Corp.*^	13,400	40,334
Life Time Fitness, Inc.*^	2,800	35,168
Marriott International, Inc., Class A^	24,000	392,640
McDonald’s Corp.	293,068	15,992,722
MGM MIRAGE*^	9,500	22,135
Monarch Casino & Resort, Inc.*^	400	2,064
Morgans Hotel Group Co.*^	1,800	5,598
Orient-Express Hotels Ltd., Class A^	3,300	13,530
P.F. Chang’s China Bistro, Inc.*^	1,800	41,184
Panera Bread Co., Class A*	2,200	122,980
Papa John’s International, Inc.*^	1,400	32,018
Peet’s Coffee & Tea, Inc.*	1,100	23,782
Penn National Gaming, Inc.*	5,400	130,410
Red Robin Gourmet Burgers, Inc.*^	1,100	19,393
Rick’s Cabaret International, Inc.*	600	2,724
Riviera Holdings Corp.*	700	714
Ruth’s Hospitality Group, Inc.*	900	1,089
Scientific Games Corp., Class A*^	5,200	62,972
Shuffle Master, Inc.*^	4,300	12,341
Sonic Corp.*	4,100	41,082
Starbucks Corp.*	60,466	671,777
Starwood Hotels & Resorts Worldwide, Inc.^	15,200	193,040
Texas Roadhouse, Inc., Class A*^	4,000	38,120
Tim Hortons, Inc.	15,000	380,550
Town Sports International Holdings, Inc.*^	1,400	4,186
Vail Resorts, Inc.*^	2,300	46,989
Wendy’s/Arby’s Group, Inc., Class A^	27,800	139,834
WMS Industries, Inc.*^	3,600	75,276
Wynn Resorts Ltd.*^	73,954	1,476,861
Yum! Brands, Inc.	125,876	3,459,072

		27,476,915

Household Durables (0.2%)
Cavco Industries, Inc.*	400	9,440
Champion Enterprises, Inc.*	3,100	1,488

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

D.R. Horton, Inc.	136,072	$1,319,898
Garmin Ltd.	9,800	207,858
Harman International Industries, Inc.^	3,500	47,355
iRobot Corp.*	1,500	11,400
Libbey, Inc.^	1,000	920
NVR, Inc.*	44	18,821
Pulte Homes, Inc.^	4,000	43,720
Tempur-Pedic International, Inc.^	3,700	27,010
Tupperware Brands Corp.	5,000	84,950
Universal Electronics, Inc.*^	1,100	19,910

		1,792,770

Internet & Catalog Retail (1.3%)
1-800-FLOWERS.COM, Inc., Class A*^	2,100	4,347
Amazon.com, Inc.*	109,512	8,042,561
Bidz.com, Inc.*	500	2,010
Blue Nile, Inc.*^	1,100	33,165
Drugstore.Com, Inc.*	6,800	7,956
Gaiam, Inc., Class A*	1,500	4,920
HSN, Inc.*^	400	2,056
Liberty Media Corp., Interactive, Class A*	147,295	427,156
Netflix, Inc.*^	3,300	141,636
NutriSystem, Inc.^	2,500	35,675
Orbitz Worldwide, Inc.*	200	258
Overstock.com, Inc.*^	1,300	11,895
PetMed Express, Inc.*^	1,900	31,312
priceline.com, Inc.*^	14,350	1,130,493
Shutterfly, Inc.*	1,600	14,992
Stamps.com, Inc.*^	1,100	10,670
Ticketmaster Entertainment, Inc.*	400	1,476

		9,902,578

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	4,200	105,294
Leapfrog Enterprises, Inc.*	2,700	3,726
Marine Products Corp.^	300	1,272
Polaris Industries, Inc.^	2,400	51,456
Pool Corp.^	3,100	41,540
Smith & Wesson Holding Corp.*	3,000	18,060

		221,348

Media (3.4%)
Arbitron, Inc.^	2,200	33,022
Cablevision Systems Corp. - New York Group, Class A^	326,990	4,231,251
CBS Corp., Class B	18,880	72,499
Central European Media Enterprises Ltd., Class A*^	2,900	33,234
Charter Communications, Inc., Class A*	14,300	297
Cinemark Holdings, Inc.	900	8,451
CKX, Inc.*	2,500	10,250
Clear Channel Outdoor Holdings, Inc., Class A*	2,600	9,542
Comcast Corp., Class A	105,140	1,434,110
Comcast Corp., Special Class A^	472,817	6,085,156
Crown Media Holdings, Inc., Class A*	400	816
CTC Media, Inc.*^	4,300	19,608
DIRECTV Group, Inc.*^	45,184	1,029,743
DISH Network Corp., Class A*	16,600	184,426
Dolan Media Co.*^	2,100	16,527
DreamWorks Animation SKG, Inc., Class A*	6,500	140,660
Entravision Communications Corp., Class A*	2,300	598
Global Sources Ltd.*	1,540	5,991
Global Traffic Network, Inc.*^	1,000	3,030
Harte-Hanks, Inc.^	400	2,140
Interactive Data Corp.	1,400	34,804
Interpublic Group of Cos., Inc.*	32,800	135,136
John Wiley & Sons, Inc., Class A	3,300	98,274
Lamar Advertising Co., Class A*^	6,200	60,450
Liberty Global, Inc., Class A*^	23,495	342,087
Liberty Media Corp., Capital Series, Class A*	97,255	678,840
Liberty Media Corp., Entertainment Series, Class A*	179,176	3,574,561
Martha Stewart Living Omnimedia, Inc., Class A*	2,100	5,229
Marvel Entertainment, Inc.*^	4,000	106,200
McGraw-Hill Cos., Inc.	13,000	297,310
Morningstar, Inc.*^	1,300	44,395
National CineMedia, Inc.	3,400	44,812
News Corp., Class A	77,195	511,031
Omnicom Group, Inc.	24,200	566,280
Playboy Enterprises, Inc., Class B*^	1,000	1,970
RCN Corp.*^	1,600	5,920
RHI Entertainment, Inc.*	200	304
Sinclair Broadcast Group, Inc., Class A^	1,400	1,442
Sirius XM Radio, Inc.*	332,204	116,271
Time Warner Cable, Inc.^	14,495	359,479
Time Warner, Inc.	10,733	207,153
Valassis Communications, Inc.*	1,900	2,983
Value Line, Inc.	100	2,734
Viacom, Inc., Class B*	61,430	1,067,653
Walt Disney Co.^	135,275	2,456,594
Warner Music Group Corp.*	1,100	2,585
World Wrestling Entertainment, Inc., Class A^	1,700	19,618

		24,065,466

Multiline Retail (0.5%)
99 Cents Only Stores*	2,100	19,404
Big Lots, Inc.*	6,600	137,148
Dollar Tree, Inc.*	7,300	325,215
Family Dollar Stores, Inc.	900	30,033
Kohl’s Corp.*	19,517	825,959
Nordstrom, Inc.^	14,800	247,900
Retail Ventures, Inc.*^	100	152
Target Corp.	60,209	2,070,588

		3,656,399

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A^	7,000	166,600
Advance Auto Parts, Inc.	7,700	316,316
Aeropostale, Inc.*^	5,400	143,424
American Eagle Outfitters, Inc.	9,800	119,952
AnnTaylor Stores Corp.*	1,800	9,360
AutoZone, Inc.*^	2,874	467,370
bebe stores, Inc.^	700	4,669
Bed Bath & Beyond, Inc.*^	17,300	428,175
Best Buy Co., Inc.^	27,300	1,036,308
Borders Group, Inc.*	2,600	1,638
Buckle, Inc.^	1,900	60,667
Cache, Inc.*^	500	1,440
CarMax, Inc.*^	17,700	220,188
Cato Corp., Class A	400	7,312
Charlotte Russe Holding, Inc.*	300	2,445
Chico’s FAS, Inc.*^	4,500	24,165
Christopher & Banks Corp.	1,900	7,771
Citi Trends, Inc.*	1,200	27,468
Coldwater Creek, Inc.*^	4,600	11,546
Dick’s Sporting Goods, Inc.*^	6,900	98,463
DSW, Inc., Class A*^	600	5,574

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Finish Line, Inc., Class A	1,100	$7,282
GameStop Corp., Class A*	13,688	383,538
Gap, Inc.	19,500	253,305
Guess?, Inc.	4,900	103,292
Gymboree Corp.*^	1,700	36,295
Haverty Furniture Cos., Inc.	400	4,212
hhgregg, Inc.*^	1,000	14,150
Hibbett Sports, Inc.*^	2,300	44,206
J. Crew Group, Inc.*^	3,400	44,812
JoS. A. Bank Clothiers, Inc.*	300	8,343
Limited Brands, Inc.	14,300	124,410
Lowe’s Cos., Inc.	193,210	3,526,083
Lumber Liquidators, Inc.*	800	10,200
Men’s Wearhouse, Inc.	500	7,570
Midas, Inc.*	1,100	8,712
Monro Muffler, Inc.	100	2,733
New York & Co., Inc.*	300	1,065
O’Reilly Automotive, Inc.*^	4,000	140,040
PetSmart, Inc.^	10,300	215,888
Pier 1 Imports, Inc.*	1,200	672
Ross Stores, Inc.^	25,000	897,000
Sally Beauty Holdings, Inc.*^	7,100	40,328
Sherwin-Williams Co.^	8,200	426,154
Staples, Inc.	49,431	895,195
Systemax, Inc.*	400	5,168
Tiffany & Co.^	10,200	219,912
TJX Cos., Inc.	35,175	901,887
Tractor Supply Co.*^	2,000	72,120
Tween Brands, Inc.*	1,600	3,424
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	10,592
Urban Outfitters, Inc.*	9,200	150,604
Wet Seal, Inc., Class A*	7,500	25,200
Williams-Sonoma, Inc.^	1,200	12,096
Zumiez, Inc.*^	1,600	15,520

		11,772,859

Textiles, Apparel & Luxury Goods (0.8%)
American Apparel, Inc.*^	2,700	7,884
Cherokee, Inc.^	300	4,680
Coach, Inc.*	26,601	444,237
Crocs, Inc.*^	6,300	7,497
Deckers Outdoor Corp.*^	1,100	58,344
FGX International Holdings Ltd.*	1,100	12,782
Fossil, Inc.*^	3,700	58,090
Fuqi International, Inc.*^	800	3,760
G-III Apparel Group Ltd.*^	700	3,864
Hanesbrands, Inc.*^	7,600	72,732
Iconix Brand Group, Inc.*	3,300	29,205
Lululemon Athletica, Inc.*^	1,600	13,856
Maidenform Brands, Inc.*	900	8,244
NIKE, Inc., Class B	84,520	3,963,143
Perry Ellis International, Inc.*^	500	1,730
Phillips-Van Heusen Corp.	3,700	83,916
Polo Ralph Lauren Corp.^	21,285	899,291
Skechers U.S.A., Inc., Class A*	200	1,334
True Religion Apparel, Inc.*^	1,400	16,534
Under Armour, Inc., Class A*^	2,700	44,361
Volcom, Inc.*^	1,500	14,550
Warnaco Group, Inc.*^	3,700	88,800
Weyco Group, Inc.^	300	7,776
Wolverine World Wide, Inc.	4,000	62,320

		5,908,930

Total Consumer Discretionary		91,022,961

Consumer Staples (9.3%)
Beverages (2.3%)
Boston Beer Co., Inc., Class A*^	700	14,602
Brown-Forman Corp., Class B	6,200	240,746
Central European Distribution Corp.*	3,300	35,508
Coca-Cola Bottling Co. Consolidated^	300	15,615
Coca-Cola Co.	134,684	5,919,362
Hansen Natural Corp.*	5,900	212,400
National Beverage Corp.*	100	917
PepsiCo, Inc.	202,963	10,448,535

		16,887,685

Food & Staples Retailing (4.2%)
Arden Group, Inc., Class A^	100	11,684
Costco Wholesale Corp.	84,648	3,920,895
CVS Caremark Corp.	352,383	9,687,009
Great Atlantic & Pacific Tea Co., Inc.*	1,000	5,310
Kroger Co.	23,800	505,036
Pantry, Inc.*	300	5,283
Pricesmart, Inc.	1,200	21,612
Ruddick Corp.^	200	4,490
Spartan Stores, Inc.	200	3,082
SYSCO Corp.	49,653	1,132,088
United Natural Foods, Inc.*^	1,100	20,867
Walgreen Co.	75,454	1,958,786
Wal-Mart Stores, Inc.	255,567	13,315,041
Whole Foods Market, Inc.^	11,400	191,520
Winn-Dixie Stores, Inc.*^	2,500	23,900

		30,806,603

Food Products (0.3%)
AgFeed Industries, Inc.*	1,600	3,616
Alico, Inc.^	200	4,800
American Dairy, Inc.*	400	6,764
Calavo Growers, Inc.^	800	9,616
Cal-Maine Foods, Inc.^	1,000	22,390
Campbell Soup Co.	8,400	229,824
Darling International, Inc.*	6,600	24,486
Dean Foods Co.*	8,600	155,488
Diamond Foods, Inc.^	1,300	36,309
Flowers Foods, Inc.^	3,800	89,224
General Mills, Inc.	2,300	114,724
Green Mountain Coffee Roasters, Inc.*^	1,400	67,200
H.J. Heinz Co.	14,582	482,081
Hain Celestial Group, Inc.*	400	5,696
Hershey Co.^	6,300	218,925
HQ Sustainable Maritime Industries, Inc.*	500	3,825
JM Smucker Co.	1,900	70,813
Kellogg Co.	11,600	424,908
Lancaster Colony Corp.^	1,600	66,368
Lance, Inc.	500	10,410
Lifeway Foods, Inc.*	400	3,200
McCormick & Co., Inc. (Non-Voting)	3,400	100,538
Ralcorp Holdings, Inc.*	500	26,940
Sanderson Farms, Inc.^	300	11,265
Smart Balance, Inc.*	3,900	23,556
Synutra International, Inc.*^	800	6,568
Tootsie Roll Industries, Inc.^	721	15,660
Tyson Foods, Inc., Class A	2,700	25,353
Zhongpin, Inc.*	1,500	13,320

		2,273,867

Household Products (1.1%)
Church & Dwight Co., Inc.	5,700	297,711
Clorox Co.	3,500	180,180
Colgate-Palmolive Co.	41,839	2,467,664
Energizer Holdings, Inc.*^	4,700	233,543

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Kimberly-Clark Corp.	14,286	$658,727
Procter & Gamble Co.	92,018	4,333,128
WD-40 Co.	600	14,484

		8,185,437

Personal Products (0.2%)
Alberto-Culver Co.	900	20,349
American Oriental Bioengineering, Inc.*^	5,000	19,300
Avon Products, Inc.	35,434	681,396
Bare Escentuals, Inc.*	4,900	20,090
Chattem, Inc.*^	1,300	72,865
China Sky One Medical, Inc.*	600	6,900
Estee Lauder Cos., Inc., Class A^	7,900	194,735
Herbalife Ltd.	5,300	79,394
Inter Parfums, Inc.^	100	583
Mannatech, Inc.^	200	666
Mead Johnson Nutrition Co., Class A*	1,416	40,880
NBTY, Inc.*^	2,100	29,568
Nu Skin Enterprises, Inc., Class A	2,700	28,323
USANA Health Sciences, Inc.*^	500	11,180

		1,206,229

Tobacco (1.2%)
Alliance One International, Inc.*	5,200	19,968
Altria Group, Inc.	129,114	2,068,406
Lorillard, Inc.	7,417	457,926
Philip Morris International, Inc.	173,461	6,171,742
Star Scientific, Inc.*^	1,100	4,708
Vector Group Ltd.	2,700	35,073

		8,757,823

Total Consumer Staples		68,117,644

Energy (9.4%)
Energy Equipment & Services (4.4%)
Atwood Oceanics, Inc.*^	4,500	74,655
Baker Hughes, Inc.	25,529	728,853
Basic Energy Services, Inc.*^	3,300	21,351
Bolt Technology Corp.*	700	4,977
Cal Dive International, Inc.*	300	2,031
Cameron International Corp.*	17,600	385,968
CARBO Ceramics, Inc.^	1,700	48,348
Dawson Geophysical Co.*	400	5,400
Diamond Offshore Drilling, Inc.^	5,600	352,016
Dresser-Rand Group, Inc.*	7,000	154,700
Dril-Quip, Inc.*^	2,500	76,750
ENGlobal Corp.*	2,200	9,988
ENSCO International, Inc.	10,900	287,760
FMC Technologies, Inc.*	28,350	889,340
Geokinetics, Inc.*	200	654
Global Industries Ltd.*^	6,000	23,040
Gulf Island Fabrication, Inc.	1,000	8,010
GulfMark Offshore, Inc.*	1,400	33,404
Halliburton Co.	248,787	3,848,735
Helix Energy Solutions Group, Inc.*^	600	3,084
IHS, Inc., Class A*	3,500	144,130
ION Geophysical Corp.*^	7,300	11,388
Key Energy Services, Inc.*	1,700	4,896
Lufkin Industries, Inc.	400	15,152
Matrix Service Co.*	2,100	17,262
Mitcham Industries, Inc.*	800	3,048
Nabors Industries Ltd.*	3,200	31,968
NATCO Group, Inc., Class A*	1,600	30,288
National Oilwell Varco, Inc.*	156,811	4,502,044
Natural Gas Services Group, Inc.*^	1,000	9,000
Oceaneering International, Inc.*^	4,500	165,915
Oil States International, Inc.*^	2,700	36,234
OYO Geospace Corp.*^	300	3,918
Parker Drilling Co.*^	1,600	2,944
Patterson-UTI Energy, Inc.^	7,700	68,992
PHI, Inc.*	700	6,986
Pioneer Drilling Co.*	500	1,640
Pride International, Inc.*^	9,800	176,204
Rowan Cos., Inc.^	3,200	38,304
RPC, Inc.^	2,400	15,912
Schlumberger Ltd.	98,169	3,987,625
SEACOR Holdings, Inc.*^	200	11,662
Smith International, Inc.	18,017	387,005
Sulphco, Inc.*^	4,700	5,029
Superior Energy Services, Inc.*	6,600	85,074
Superior Well Services, Inc.*	900	4,617
T-3 Energy Services, Inc.*	1,000	11,780
TETRA Technologies, Inc.*^	6,100	19,825
Tidewater, Inc.^	200	7,426
Transocean Ltd.*	160,310	9,432,639
Union Drilling, Inc.*	400	1,520
Unit Corp.*^	2,900	60,668
Weatherford International Ltd.*^	531,570	5,884,480
Willbros Group, Inc.*^	3,200	31,040

		32,175,679

Oil, Gas & Consumable Fuels (5.0%)
Abraxas Petroleum Corp.*	3,400	3,502
Alpha Natural Resources, Inc.*	5,700	101,175
American Oil & Gas, Inc.*	700	539
Anadarko Petroleum Corp.	281,242	10,937,501
Apco Argentina, Inc.^	300	3,306
Approach Resources, Inc.*	700	4,340
Arch Coal, Inc.	11,700	156,429
Arena Resources, Inc.*^	3,100	78,988
Atlas America, Inc.	2,800	24,500
ATP Oil & Gas Corp.*^	2,300	11,799
Berry Petroleum Co., Class A^	2,200	24,112
Bill Barrett Corp.*	1,400	31,136
BMB Munai, Inc.*	300	174
BPZ Resources, Inc.*^	4,900	18,130
Cabot Oil & Gas Corp.	3,800	89,566
Cano Petroleum, Inc.*^	3,800	1,634
Carrizo Oil & Gas, Inc.*^	2,200	19,536
Cheniere Energy, Inc.*^	3,100	13,206
Chesapeake Energy Corp.	20,150	343,759
Clayton Williams Energy, Inc.*	400	11,696
Clean Energy Fuels Corp.*^	2,000	12,180
CNX Gas Corp.*^	2,200	52,162
Comstock Resources, Inc.*^	3,700	110,260
Concho Resources, Inc.*^	4,500	115,155
Consol Energy, Inc.	14,875	375,445
Contango Oil & Gas Co.*^	1,100	43,120
Continental Resources, Inc.*^	2,400	50,904
Crosstex Energy, Inc.	3,300	5,412
CVR Energy, Inc.*^	1,900	10,526
Delta Petroleum Corp.*^	5,000	6,000
Denbury Resources, Inc.*^	133,677	1,986,440
DHT Maritime, Inc.^	1,500	5,760
Double Eagle Petroleum Co.*	700	3,619
El Paso Corp.	12,200	76,250
Encore Acquisition Co.*^	1,100	25,597
Endeavour International Corp.*	9,200	8,004
Energy XXI Bermuda Ltd.	600	225
EOG Resources, Inc.	15,456	846,371
Evergreen Energy, Inc.*^	10,000	13,920
EXCO Resources, Inc.*^	11,400	114,000
Exxon Mobil Corp.	75,725	5,156,873
Foundation Coal Holdings, Inc.	3,700	53,095
Frontier Oil Corp.	8,400	107,436

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Frontline Ltd.^	4,000	$69,560
FX Energy, Inc.*	3,300	9,174
Gasco Energy, Inc.*	7,600	2,964
General Maritime Corp.^	3,900	27,300
GeoGlobal Resources, Inc.*	3,100	2,232
GeoMet, Inc.*	200	116
GeoResources, Inc.*	500	3,360
GMX Resources, Inc.*^	500	3,250
Golar LNG Ltd.^	2,400	8,232
Goodrich Petroleum Corp.*^	1,800	34,848
Gran Tierra Energy, Inc.*	17,900	44,929
GreenHunter Energy, Inc.*^	400	760
Gulfport Energy Corp.*^	700	1,624
Hess Corp.	23,223	1,258,687
Holly Corp.^	3,500	74,200
Houston American Energy Corp.	1,200	2,232
International Coal Group, Inc.*^	10,300	16,583
James River Coal Co.*	2,200	27,148
Knightsbridge Tankers Ltd.	1,400	20,370
Mariner Energy, Inc.*	5,200	40,300
Massey Energy Co.^	6,900	69,828
McMoRan Exploration Co.*	4,900	23,030
Murphy Oil Corp.	15,500	693,935
National Coal Corp.*^	2,100	2,856
Noble Energy, Inc.	900	48,492
Nordic American Tanker Shipping Ltd.^	800	23,440
Northern Oil and Gas, Inc.*	1,700	6,120
Occidental Petroleum Corp.	67,545	3,758,879
Oilsands Quest, Inc.*	1,700	1,224
Pacific Ethanol, Inc.*^	2,800	924
Panhandle Oil and Gas, Inc., Class A^	600	10,272
Parallel Petroleum Corp.*^	3,400	4,352
Patriot Coal Corp.*^	6,300	23,373
Peabody Energy Corp.	22,575	565,278
Penn Virginia Corp.	3,400	37,332
Petrohawk Energy Corp.*	19,200	369,216
Petroleo Brasileiro S.A. (ADR)^	67,964	2,070,863
Petroleum Development Corp.*	1,200	14,172
PetroQuest Energy, Inc.*^	1,700	4,080
Plains Exploration & Production Co.*^	8,000	137,840
PrimeEnergy Corp.*^	100	4,990
Quest Resource Corp.*	2,100	657
Quicksilver Resources, Inc.*^	8,800	48,752
RAM Energy Resources, Inc.*	1,900	1,387
Range Resources Corp.	12,600	518,616
Rentech, Inc.*^	13,500	7,425
Rex Energy Corp.*^	1,400	4,018
SandRidge Energy, Inc.*	8,400	55,356
Ship Finance International Ltd.^	3,400	22,304
Southwestern Energy Co.*	47,959	1,423,903
St. Mary Land & Exploration Co.^	2,100	27,783
Stone Energy Corp.*	300	999
Sunoco, Inc.	5,600	148,288
Teekay Tankers Ltd., Class A	1,100	10,461
Tesoro Corp.	3,300	44,451
Tri-Valley Corp.*^	1,800	2,052
Uranium Resources, Inc.*^	3,200	1,504
USEC, Inc.*	2,800	13,440
VAALCO Energy, Inc.*	1,500	7,935
Venoco, Inc.*^	1,600	5,248
W&T Offshore, Inc.^	2,400	14,760
Walter Industries, Inc.	4,500	102,915
Warren Resources, Inc.*^	4,700	4,512
Westmoreland Coal Co.*^	700	5,019
Whiting Petroleum Corp.*^	4,297	111,077
Williams Cos., Inc.	48,621	553,307
XTO Energy, Inc.	101,300	3,101,806

		36,810,122

Total Energy		68,985,801

Financials (4.5%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*^	3,300	137,643
BGC Partners, Inc., Class A^	1,500	3,315
BlackRock, Inc.^	1,100	143,044
Broadpoint Securities Group, Inc.*^	400	1,320
Charles Schwab Corp.	77,239	1,197,205
Cohen & Steers, Inc.^	800	8,928
Diamond Hill Investment Group, Inc.*	200	7,864
E*TRADE Financial Corp.*	6,000	7,680
Eaton Vance Corp.^	8,300	189,655
Epoch Holding Corp.^	800	5,496
FCStone Group, Inc.*	1,800	4,104
Federated Investors, Inc., Class B^	7,100	158,046
Franklin Resources, Inc.	6,700	360,929
GAMCO Investors, Inc., Class A^	200	6,530
GFI Group, Inc.	5,400	17,334
GLG Partners, Inc.	4,000	11,360
Goldman Sachs Group, Inc.^	46,008	4,877,767
Greenhill & Co., Inc.	1,400	103,390
International Assets Holding Corp.*	400	4,076
Invesco Ltd.	4,000	55,440
Investment Technology Group, Inc.*	3,200	81,664
Janus Capital Group, Inc.^	12,300	81,795
KBW, Inc.*^	100	2,035
Knight Capital Group, Inc., Class A*	900	13,266
Ladenburg Thalmann Financial Services, Inc.*	8,700	4,611
Lazard Ltd., Class A^	6,100	179,340
MF Global Ltd.*^	3,600	15,228
Morgan Stanley^	5,000	113,850
Northern Trust Corp.	16,444	983,680
optionsXpress Holdings, Inc.	3,400	38,658
Pzena Investment Management, Inc., Class A	500	955
Riskmetrics Group, Inc.*^	1,700	24,293
SEI Investments Co.	10,900	133,089
State Street Corp.	9,100	280,098
Stifel Financial Corp.*^	100	4,331
T. Rowe Price Group, Inc.^	21,596	623,261
TD Ameritrade Holding Corp.*^	100,436	1,387,021
Teton Advisors, Inc.(b)*†	3	6
thinkorswim Group, Inc.*	4,200	36,288
TradeStation Group, Inc.*	2,600	17,160
U.S. Global Investors, Inc., Class A	900	4,383
Waddell & Reed Financial, Inc., Class A	7,000	126,490
Westwood Holdings Group, Inc.^	400	15,636

		11,468,264

Commercial Banks (0.6%)
Cardinal Financial Corp.	1,200	6,888
Enterprise Financial Services Corp.	500	4,880
First Financial Bankshares, Inc.^	300	14,451
Hancock Holding Co.^	200	6,256
Pinnacle Financial Partners, Inc.*^	400	9,484
PrivateBancorp, Inc.^	1,700	24,582
Signature Bank/New York*	2,500	70,575
Smithtown Bancorp, Inc.^	200	2,256
Suffolk Bancorp^	300	7,797
SVB Financial Group*^	500	10,005

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

SY Bancorp, Inc.^	100	$2,430
U.S. Bancorp	179,194	2,618,024
Wells Fargo & Co.^	135,400	1,928,096
Westamerica Bancorporation^	1,100	50,116

		4,755,840

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.^	1,000	1,690
American Express Co.	231,454	3,154,718
Cardtronics, Inc.*	1,000	1,770
Cash America International, Inc.	1,000	15,660
Credit Acceptance Corp.*	300	6,447
Dollar Financial Corp.*^	2,000	19,040
EZCORP, Inc., Class A*^	4,336	50,168
First Cash Financial Services, Inc.*^	1,500	22,380
First Marblehead Corp.*	2,900	3,741
SLM Corp.*^	33,600	166,320
World Acceptance Corp.*^	1,300	22,230

		3,464,164

Diversified Financial Services (1.3%)
Asset Acceptance Capital Corp.*^	1,000	5,310
Bank of America Corp.	43,361	295,722
CME Group, Inc.	3,913	964,124
Fifth Street Finance Corp.	200	1,548
Interactive Brokers Group, Inc., Class A*^	49,485	798,193
IntercontinentalExchange, Inc.*^	5,743	427,681
JPMorgan Chase & Co.	136,776	3,635,506
Life Partners Holdings, Inc.^	500	8,530
MSCI, Inc., Class A*	3,600	60,876
NASDAQ OMX Group, Inc.*^	71,036	1,390,885
NewStar Financial, Inc.*	600	1,392
NYSE Euronext, Inc.^	114,450	2,048,655
Portfolio Recovery Associates, Inc.*^	800	21,472
Primus Guaranty Ltd.*	900	1,413

		9,661,307

Insurance (0.2%)
Aflac, Inc.	73,220	1,417,539
Amtrust Financial Services, Inc.	100	955
Argo Group International Holdings Ltd.*	900	27,117
Axis Capital Holdings Ltd.	2,800	63,112
Brown & Brown, Inc.^	2,200	41,602
eHealth, Inc.*	2,000	32,020
Employers Holdings, Inc.	200	1,908
Enstar Group, Ltd.*	300	16,896
Erie Indemnity Co., Class A	200	6,836
First Mercury Financial Corp.*	200	2,888
Prudential Financial, Inc.	6,100	116,022
Tower Group, Inc.^	1,600	39,408
Transatlantic Holdings, Inc.	500	17,835
W.R. Berkley Corp.	600	13,530

		1,797,668

Real Estate Investment Trusts (REITs) (0.2%)
Acadia Realty Trust (REIT)^	1,300	13,793
Alexander’s, Inc. (REIT)^	100	17,038
Apartment Investment & Management Co. (REIT), Class A^	2,300	12,604
Associated Estates Realty Corp. (REIT)^	700	3,976
Camden Property Trust (REIT)^	2,700	58,266
Cousins Properties, Inc. (REIT)^	2,100	13,524
Digital Realty Trust, Inc. (REIT)^	4,462	148,049
DuPont Fabros Technology, Inc. (REIT)	600	4,128
EastGroup Properties, Inc. (REIT)	600	16,842
Equity Lifestyle Properties, Inc. (REIT)^	1,100	41,910
Essex Property Trust, Inc. (REIT)^	400	22,936
Federal Realty Investment Trust (REIT)^	1,400	64,400
General Growth Properties, Inc. (REIT)^	11,300	8,023
HCP, Inc. (REIT)^	2,400	42,840
Health Care REIT, Inc. (REIT)	900	27,531
Highwoods Properties, Inc. (REIT)	300	6,426
Home Properties, Inc. (REIT)^	1,100	33,715
Inland Real Estate Corp. (REIT)^	1,500	10,635
Kilroy Realty Corp. (REIT)^	200	3,438
Macerich Co. (REIT)^	6,100	38,186
Mid-America Apartment Communities, Inc. (REIT)	1,300	40,079
Nationwide Health Properties, Inc. (REIT)^	800	17,752
Omega Healthcare Investors, Inc. (REIT)	800	11,264
Plum Creek Timber Co., Inc. (REIT)^	4,500	130,815
Potlatch Corp. (REIT)	1,200	27,828
PS Business Parks, Inc. (REIT)	400	14,740
Rayonier, Inc. (REIT)	800	24,176
Saul Centers, Inc. (REIT)	500	11,485
Simon Property Group, Inc. (REIT)^	18,582	643,681
Sun Communities, Inc. (REIT)	900	10,647
Tanger Factory Outlet Centers (REIT)^	2,600	80,236
Taubman Centers, Inc. (REIT)^	4,300	73,272
Universal Health Realty Income Trust (REIT)	100	2,923
Ventas, Inc. (REIT)^	1,900	42,959
Washington Real Estate Investment Trust (REIT)	2,100	36,330

		1,756,447

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	6,100	24,583
Consolidated-Tomoka Land Co.^	300	8,910
Forest City Enterprises, Inc., Class A^	6,000	21,600
Forestar Group, Inc.*^	200	1,530
Grubb & Ellis Co.	2,400	1,512
St. Joe Co.*^	6,300	105,462
Tejon Ranch Co.*^	900	18,603
Thomas Properties Group, Inc.^	400	472

		182,672

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	600	22,686
Danvers Bancorp, Inc.^	600	8,286
Freddie Mac^	48,100	36,556
Hudson City Bancorp, Inc.	14,600	170,674
Oritani Financial Corp.*^	900	12,600
Tree.com, Inc.*	100	462
TrustCo Bank Corp. NY/New York	2,100	12,642
ViewPoint Financial Group	800	9,624

		273,530

Total Financials		33,359,892

Health Care (18.4%)
Biotechnology (6.6%)
Abraxis Bioscience, Inc.*	600	28,608
Acadia Pharmaceuticals, Inc.*	2,700	2,565
Acorda Therapeutics, Inc.*^	3,000	59,430
Affymax, Inc.*^	900	14,499

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Alexion Pharmaceuticals, Inc.*^	6,798	$256,013
Alkermes, Inc.*	7,800	94,614
Allos Therapeutics, Inc.*	4,300	26,574
Alnylam Pharmaceuticals, Inc.*^	29,372	559,243
Amgen, Inc.*	168,805	8,359,224
Amicus Therapeutics, Inc.*^	400	3,652
Amylin Pharmaceuticals, Inc.*^	11,100	130,425
Arena Pharmaceuticals, Inc.*	1,600	4,816
ARIAD Pharmaceuticals, Inc.*	5,600	6,664
ArQule, Inc.*	3,300	13,662
Array BioPharma, Inc.*^	3,900	10,296
Biogen Idec, Inc.*	235,810	12,361,160
BioMarin Pharmaceutical, Inc.*^	8,000	98,800
Celera Corp.*	104,945	800,730
Celgene Corp.*	37,799	1,678,276
Cell Genesys, Inc.*	7,000	2,029
Celldex Therapeutics, Inc.*^	1,200	7,812
Cephalon, Inc.*^	5,500	374,550
Cepheid, Inc.*^	157,754	1,088,503
Cougar Biotechnology, Inc.*	1,200	38,640
Cubist Pharmaceuticals, Inc.*	4,600	75,256
CV Therapeutics, Inc.*	4,900	97,412
Cytokinetics, Inc.*	2,600	4,420
Cytori Therapeutics, Inc.*^	1,700	2,924
Dendreon Corp.*^	7,600	31,920
Dyax Corp.*	4,500	11,295
Emergent Biosolutions, Inc.*	800	10,808
Enzon Pharmaceuticals, Inc.*^	3,600	21,852
Facet Biotech Corp.*	1,900	18,050
Genomic Health, Inc.*^	64,700	1,577,386
Genzyme Corp.*	181,474	10,777,741
Geron Corp.*^	4,000	17,880
Gilead Sciences, Inc.*^	143,275	6,636,498
GTx, Inc.*^	1,500	15,870
Halozyme Therapeutics, Inc.*	4,900	26,754
Human Genome Sciences, Inc.*^	1,300	1,079
Idenix Pharmaceuticals, Inc.*^	2,000	6,160
Idera Pharmaceuticals, Inc.*^	1,700	10,999
Immunogen, Inc.*^	4,100	29,110
Immunomedics, Inc.*^	5,300	5,088
Incyte Corp.*^	6,200	14,508
InterMune, Inc.*	2,600	42,744
Isis Pharmaceuticals, Inc.*	7,300	109,573
Lexicon Pharmaceuticals, Inc.*^	1,900	2,071
Ligand Pharmaceuticals, Inc., Class B*	8,300	24,734
MannKind Corp.*^	2,200	7,656
Marshall Edwards, Inc.*	1,700	680
Martek Biosciences Corp.*^	2,700	49,275
Maxygen, Inc.*	800	5,440
Medarex, Inc.*^	10,400	53,352
Metabolix, Inc.*^	1,500	10,230
Molecular Insight Pharmaceuticals, Inc.*^	1,400	4,984
Momenta Pharmaceuticals, Inc.*	2,200	24,222
Myriad Genetics, Inc.*	7,200	327,384
Nabi Biopharmaceuticals*	400	1,480
Nanosphere, Inc.*	1,000	4,970
Neurocrine Biosciences, Inc.*^	3,100	11,005
Novavax, Inc.*	4,700	4,794
NPS Pharmaceuticals, Inc.*	3,800	15,960
Onyx Pharmaceuticals, Inc.*	4,500	128,475
Opko Health, Inc.*	3,900	3,822
Orexigen Therapeutics, Inc.*^	1,600	4,176
OSI Pharmaceuticals, Inc.*^	4,600	175,996
Osiris Therapeutics, Inc.*^	1,200	16,560
PDL BioPharma, Inc.	9,700	68,676
Pharmasset, Inc.*^	1,400	13,734
Progenics Pharmaceuticals, Inc.*^	2,200	14,498
Protalix BioTherapeutics, Inc.*	900	1,800
Regeneron Pharmaceuticals, Inc.*	5,000	69,300
Repligen Corp.*	2,500	11,975
Rexahn Pharmaceuticals, Inc.*^	2,400	1,680
Rigel Pharmaceuticals, Inc.*^	3,000	18,420
Sangamo BioSciences, Inc.*^	3,000	12,690
Savient Pharmaceuticals, Inc.*	4,400	21,780
Seattle Genetics, Inc.*^	4,900	48,314
Synta Pharmaceuticals Corp.*^	1,400	2,996
Targacept, Inc.*	1,500	4,020
Theravance, Inc.*^	4,200	71,400
United Therapeutics Corp.*^	1,800	118,962
Vertex Pharmaceuticals, Inc.*^	51,043	1,466,465
XOMA Ltd.*	10,700	5,671
ZymoGenetics, Inc.*	3,000	11,970

		48,407,729

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*^	1,800	31,032
Abiomed, Inc.*^	2,800	13,720
Accuray, Inc.*^	2,900	14,587
Align Technology, Inc.*^	5,000	39,650
Alphatec Holdings, Inc.*^	2,000	3,540
American Medical Systems Holdings, Inc.*	5,900	65,785
Analogic Corp.^	1,100	35,222
AngioDynamics, Inc.*^	800	8,992
Atrion Corp	100	8,824
Baxter International, Inc.	51,684	2,647,254
Beckman Coulter, Inc.	4,100	209,141
Becton, Dickinson & Co.	20,000	1,344,800
Boston Scientific Corp.*	7,900	62,805
C.R. Bard, Inc.	8,100	645,732
Cerus Corp.*^	48,150	32,742
Conceptus, Inc.*^	2,500	29,375
CONMED Corp.*^	200	2,882
Covidien Ltd.	102,595	3,410,258
CryoLife, Inc.*	2,300	11,914
Cyberonics, Inc.*	1,900	25,213
Cynosure, Inc., Class A*^	800	4,872
DENTSPLY International, Inc.^	12,100	324,885
DexCom, Inc.*^	5,033	20,837
Edwards Lifesciences Corp.*	4,500	272,835
ev3, Inc.*^	1,100	7,810
Exactech, Inc.*	600	6,894
Gen-Probe, Inc.*^	4,400	200,552
Given Imaging Ltd.	238,924	1,686,803
Haemonetics Corp.*	2,100	115,668
Hansen Medical, Inc.*	1,400	5,628
Hill-Rom Holdings, Inc.^	700	6,923
Hologic, Inc.*^	10,400	136,136
Hospira, Inc.*	1,900	58,634
ICU Medical, Inc.*	400	12,848
Idexx Laboratories, Inc.*^	4,900	169,442
I-Flow Corp.*	1,800	6,570
Immucor, Inc.*^	5,700	143,355
Insulet Corp.*^	1,500	6,150
Integra LifeSciences Holdings Corp.*^	1,400	34,622
Intuitive Surgical, Inc.*^	3,256	310,492
Invacare Corp.^	500	8,015
Inverness Medical Innovations, Inc.*^	3,200	85,216
IRIS International, Inc.*^	1,500	17,295
Kensey Nash Corp.*	600	12,762
Kinetic Concepts, Inc.*^	4,600	97,152
Masimo Corp.*^	3,700	107,226

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Medical Action Industries, Inc.*^	400	$3,316
Medtronic, Inc.	177,862	5,241,594
Meridian Bioscience, Inc.^	3,300	59,796
Merit Medical Systems, Inc.*	2,200	26,862
Micrus Endovascular Corp.*^	1,300	7,761
Natus Medical, Inc.*^	2,200	18,722
Neogen Corp.*^	1,200	26,196
NuVasive, Inc.*^	2,900	91,002
NxStage Medical, Inc.*^	1,200	3,096
OraSure Technologies, Inc.*	3,600	9,108
Orthofix International N.V.*	500	9,260
Orthovita, Inc.*	5,400	14,472
Quidel Corp.*^	2,300	21,206
ResMed, Inc.*^	6,300	222,642
RTI Biologics, Inc.*^	4,400	12,540
Sirona Dental Systems, Inc.*^	1,300	18,616
Somanetics Corp.*	1,000	15,180
SonoSite, Inc.*^	1,400	25,032
Spectranetics Corp.*	2,600	6,578
St. Jude Medical, Inc.*	28,098	1,020,800
Stereotaxis, Inc.*^	2,500	9,975
STERIS Corp.^	4,800	111,744
Stryker Corp.	25,490	867,680
SurModics, Inc.*^	1,300	23,725
Symmetry Medical, Inc.*	900	5,679
Synovis Life Technologies, Inc.*	900	12,456
Thoratec Corp.*^	4,400	113,036
TomoTherapy, Inc.*	3,100	8,215
TranS1, Inc.*	1,000	6,090
Varian Medical Systems, Inc.*	10,200	310,488
Vision-Sciences, Inc.*^	1,400	1,792
Vnus Medical Technologies, Inc.*^	1,100	23,397
Volcano Corp.*^	3,800	55,290
West Pharmaceutical Services, Inc.^	2,600	85,306
Wright Medical Group, Inc.*^	3,000	39,090
Zimmer Holdings, Inc.*	79,332	2,895,618
Zoll Medical Corp.*^	1,700	24,412

		23,950,862

Health Care Providers & Services (2.7%)
Aetna, Inc.	152,179	3,702,515
Air Methods Corp.*^	900	15,219
Alliance HealthCare Services, Inc.*	1,900	12,920
Almost Family, Inc.*^	500	9,545
Amedisys, Inc.*^	2,200	60,478
AmerisourceBergen Corp.^	1,600	52,256
AMN Healthcare Services, Inc.*	2,600	13,260
Assisted Living Concepts, Inc., Class A*	480	6,509
Bio-Reference Labs, Inc.*^	900	18,819
BMP Sunstone Corp.*	1,700	5,491
Capital Senior Living Corp.*	100	244
Cardinal Health, Inc.	22,155	697,439
CardioNet, Inc.*	400	11,224
Catalyst Health Solutions, Inc.*	2,700	53,514
Centene Corp.*	300	5,406
Chemed Corp.^	1,300	50,570
Chindex International, Inc.*^	900	4,473
CIGNA Corp.	3,200	56,288
Community Health Systems, Inc.*^	1,800	27,612
Corvel Corp.*	700	14,154
Coventry Health Care, Inc.*	2,500	32,350
Cross Country Healthcare, Inc.*^	500	3,275
DaVita, Inc.*	7,100	312,045
Emergency Medical Services Corp., Class A*	300	9,417
Emeritus Corp.*	1,600	10,496
Express Scripts, Inc.*	17,200	794,124
Five Star Quality Care, Inc.*	100	104
Genoptix, Inc.*	700	19,096
Gentiva Health Services, Inc.*	900	13,680
Health Management Associates, Inc., Class A*	13,100	33,798
Health Net, Inc.*^	500	7,240
Healthways, Inc.*^	2,900	25,433
Henry Schein, Inc.*^	6,800	272,068
HMS Holdings Corp.*^	2,000	65,800
Humana, Inc.*	7,800	203,424
inVentiv Health, Inc.*	2,700	22,032
IPC The Hospitalist Co., Inc.*	500	9,515
Laboratory Corp. of America Holdings*^	9,269	542,144
Landauer, Inc.^	400	20,272
LHC Group, Inc.*	1,200	26,736
Lincare Holdings, Inc.*^	5,400	117,720
McKesson Corp.	16,556	580,122
Medco Health Solutions, Inc.*	41,804	1,728,177
MEDNAX, Inc.*	3,300	97,251
MWI Veterinary Supply, Inc.*^	800	22,784
National Healthcare Corp.^	600	24,090
National Research Corp.^	100	2,484
Nighthawk Radiology Holdings, Inc.*^	200	540
Odyssey HealthCare, Inc.*	600	5,820
Omnicare, Inc.	600	14,694
Owens & Minor, Inc.	3,000	99,390
Patterson Cos., Inc.*^	9,800	184,828
Providence Service Corp.*	800	5,504
PSS World Medical, Inc.*^	5,000	71,750
Psychiatric Solutions, Inc.*^	4,500	70,785
Quest Diagnostics, Inc.	10,800	512,784
RadNet, Inc.*	1,600	1,984
Sun Healthcare Group, Inc.*	3,500	29,540
Sunrise Senior Living, Inc.*	3,200	2,176
Tenet Healthcare Corp.*	22,000	25,520
U.S. Physical Therapy, Inc.*	1,000	9,680
UnitedHealth Group, Inc.	414,789	8,681,534
VCA Antech, Inc.*^	6,800	153,340
Virtual Radiologic Corp.*	500	3,495
WellCare Health Plans, Inc.*	3,400	38,250
WellPoint, Inc.*	4,100	155,677

		19,880,904

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.^	11,800	121,422
athenahealth, Inc.*^	1,700	40,987
Cerner Corp.*^	5,500	241,835
Computer Programs & Systems, Inc.^	600	19,962
Eclipsys Corp.*^	4,400	44,616
HLTH Corp.*^	2,400	24,840
IMS Health, Inc.	3,200	39,904
MedAssets, Inc.*^	1,500	21,375
Omnicell, Inc.*^	2,500	19,550
Phase Forward, Inc.*^	3,500	44,765
Vital Images, Inc.*	700	7,889

		627,145

Life Sciences Tools & Services (0.6%)
Accelrys, Inc.*	2,200	8,756
Affymetrix, Inc.*^	3,000	9,810
Albany Molecular Research, Inc.*	700	6,601
AMAG Pharmaceuticals, Inc.*^	1,400	51,478
Bio-Rad Laboratories, Inc., Class A*	1,500	98,850
Bruker Corp.*^	4,100	25,256
Cambrex Corp.*^	1,400	3,192

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Charles River Laboratories International, Inc.*^	2,500	$68,025
Clinical Data, Inc.*^	900	9,720
Compugen Ltd.*^	83,125	54,863
Covance, Inc.*^	5,100	181,713
Dionex Corp.*^	1,500	70,875
Enzo Biochem, Inc.*	2,000	8,040
eResearchTechnology, Inc.*	3,500	18,410
Exelixis, Inc.*	8,500	39,100
Illumina, Inc.*^	44,580	1,660,159
Kendle International, Inc.*^	1,100	23,056
Life Sciences Research, Inc.*	700	5,019
Life Technologies Corp.*	8,500	276,080
Luminex Corp.*	3,300	59,796
Medivation, Inc.*^	2,100	38,367
Millipore Corp.*	4,500	258,345
Nektar Therapeutics*	3,100	16,709
PAREXEL International Corp.*	4,600	44,758
PerkinElmer, Inc.	4,300	54,911
Pharmaceutical Product Development, Inc.	8,700	206,364
QIAGEN N.V.*^	27,745	442,810
Sequenom, Inc.*^	4,900	69,678
Techne Corp.^	3,100	169,601
Thermo Fisher Scientific, Inc.*	11,572	412,773
Varian, Inc.*	2,300	54,602
Waters Corp.*^	8,100	299,295

		4,747,012

Pharmaceuticals (5.1%)
Abbott Laboratories, Inc.	156,627	7,471,107
Acura Pharmaceuticals, Inc.*^	700	4,494
Adolor Corp.*	3,700	7,548
Akorn, Inc.*	4,600	3,956
Alexza Pharmaceuticals, Inc.*^	1,900	4,199
Allergan, Inc.	104,208	4,976,974
Ardea Biosciences, Inc.*	1,200	12,348
Auxilium Pharmaceuticals, Inc.*^	3,300	91,476
Biodel, Inc.*^	900	4,689
BioForm Medical, Inc.*	1,400	1,708
BioMimetic Therapeutics, Inc.*^	34,507	245,000
Bristol-Myers Squibb Co.	148,818	3,262,091
Cadence Pharmaceuticals, Inc.*	1,600	15,008
Caraco Pharmaceutical Laboratories Ltd.*	900	3,168
Columbia Laboratories, Inc.*^	3,800	5,472
Cypress Bioscience, Inc.*^	2,500	17,775
Depomed, Inc.*	4,100	9,676
Discovery Laboratories, Inc.*	7,800	9,516
Durect Corp.*	6,600	14,718
Eli Lilly & Co.	7,700	257,257
Endo Pharmaceuticals Holdings, Inc.*	8,800	155,584
Forest Laboratories, Inc.*	291,745	6,406,720
Inspire Pharmaceuticals, Inc.*	3,400	13,804
Javelin Pharmaceuticals, Inc.*^	4,000	5,760
Jazz Pharmaceuticals, Inc.*	300	267
Johnson & Johnson^	70,815	3,724,869
KV Pharmaceutical Co., Class A*^	2,700	4,455
MAP Pharmaceuticals, Inc.*	600	1,260
Medicines Co.*^	4,200	45,528
Medicis Pharmaceutical Corp., Class A	4,600	56,902
Merck & Co., Inc.	50,699	1,356,198
MiddleBrook Pharmaceuticals, Inc.*^	2,900	3,944
Mylan, Inc.*^	4,500	60,345
Noven Pharmaceuticals, Inc.*	2,000	18,960
Obagi Medical Products, Inc.*	1,400	7,532
Optimer Pharmaceuticals, Inc.*	2,100	27,699
Pain Therapeutics, Inc.*	2,800	11,760
Perrigo Co.^	6,300	156,429
Pozen, Inc.*	2,100	12,852
Questcor Pharmaceuticals, Inc.*^	4,100	20,172
Roche Holding AG (ADR)^	52,263	1,797,847
Schering-Plough Corp.	226,672	5,338,126
Sepracor, Inc.*^	8,700	127,542
Sucampo Pharmaceuticals, Inc., Class A*	700	4,291
Teva Pharmaceutical Industries Ltd. (ADR)^	12,700	572,135
Valeant Pharmaceuticals International*^	54,150	963,329
Vivus, Inc.*	5,600	24,192
Warner Chilcott Ltd., Class A*	7,400	77,848
Watson Pharmaceuticals, Inc.*	4,200	130,662
XenoPort, Inc.*^	2,200	42,592

		37,587,784

Total Health Care		135,201,436

Industrials (12.1%)
Aerospace & Defense (3.8%)
AAR Corp.*^	700	8,778
Aerovironment, Inc.*^	800	16,720
Alliant Techsystems, Inc.*^	1,200	80,376
American Science & Engineering, Inc.	700	39,060
Applied Signal Technology, Inc.^	300	6,069
Argon ST, Inc.*^	900	17,073
Ascent Solar Technologies, Inc.*^	600	2,436
Axsys Technologies, Inc.*^	700	29,428
BE Aerospace, Inc.*^	7,500	65,025
Boeing Co.^	126,178	4,489,413
Curtiss-Wright Corp.^	3,100	86,955
DynCorp International, Inc., Class A*	100	1,333
Esterline Technologies Corp.*^	2,000	40,380
GenCorp, Inc.*^	4,600	9,752
General Dynamics Corp.	90,285	3,754,953
Goodrich Corp.	10,200	386,478
HEICO Corp.^	1,800	43,740
Herley Industries, Inc.*^	400	4,784
Hexcel Corp.*^	7,800	51,246
Honeywell International, Inc.	61,169	1,704,168
L-3 Communications Holdings, Inc.	83,715	5,675,878
LMI Aerospace, Inc.*^	400	2,896
Lockheed Martin Corp.	89,742	6,194,891
Moog, Inc., Class A*	400	9,148
Northrop Grumman Corp.	7,100	309,844
Orbital Sciences Corp.*	4,700	55,883
Precision Castparts Corp.	11,400	682,860
Raytheon Co.	11,736	457,000
Rockwell Collins, Inc.^	13,424	438,159
Stanley, Inc.*	700	17,773
Taser International, Inc.*	5,100	23,868
Teledyne Technologies, Inc.*^	2,900	77,372
TransDigm Group, Inc.*	2,700	88,668
Triumph Group, Inc.^	800	30,560
United Technologies Corp.	45,738	1,965,819

		26,868,786

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.^	14,176	646,567
Dynamex, Inc.*	300	3,924
Expeditors International of Washington, Inc.	17,359	491,086
Forward Air Corp.^	2,300	37,329
Hub Group, Inc., Class A*	1,900	32,300
Pacer International, Inc.	1,100	3,850

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	113,739	$5,598,234
UTi Worldwide, Inc.	7,300	87,235

		6,900,525

Airlines (0.1%)
AirTran Holdings, Inc.*^	4,900	22,295
Allegiant Travel Co.*^	900	40,914
AMR Corp.*^	11,400	36,366
Continental Airlines, Inc., Class B*	48,246	425,047
Copa Holdings S.A., Class A	1,800	51,606
Delta Air Lines, Inc.*	12,000	67,560
Hawaiian Holdings, Inc.*	3,000	11,190
UAL Corp.*^	4,800	21,504

		676,482

Building Products (0.0%)
AAON, Inc.^	1,100	19,932
American Woodmark Corp.	700	12,292
Ameron International Corp.^	200	10,532
Apogee Enterprises, Inc.^	1,200	13,176
China Architectural Engineering, Inc.*^	1,500	1,470
Insteel Industries, Inc.^	100	696
Lennox International, Inc.	3,800	100,548
Quanex Building Products Corp.	1,900	14,440
Trex Co., Inc.*	300	2,289
USG Corp.*^	3,000	22,830

		198,205

Commercial Services & Supplies (0.4%)
American Ecology Corp.	1,300	18,122
American Reprographics Co.*	3,000	10,620
Bowne & Co., Inc.	200	642
Brink’s Co.	3,300	87,318
Casella Waste Systems, Inc., Class A*^	1,000	1,710
Cenveo, Inc.*^	3,900	12,675
Clean Harbors, Inc.*^	1,600	76,800
Consolidated Graphics, Inc.*^	500	6,360
Copart, Inc.*^	5,100	151,266
Corrections Corp. of America*^	9,000	115,290
Covanta Holding Corp.*^	9,800	128,282
Deluxe Corp.	2,200	21,186
EnergySolutions, Inc.	2,700	23,355
EnerNOC, Inc.*^	100	1,454
Fuel Tech, Inc.*^	1,500	15,690
GEO Group, Inc.*^	4,100	54,325
GeoEye, Inc.*^	100	1,975
Healthcare Services Group, Inc.^	3,500	52,395
Herman Miller, Inc.	2,500	26,650
HNI Corp.	300	3,120
ICT Group, Inc.*	300	1,671
Innerworkings, Inc.*	2,600	11,102
Interface, Inc., Class A	4,300	12,857
Iron Mountain, Inc.*^	14,500	321,465
Knoll, Inc.^	3,500	21,455
McGrath RentCorp^	1,300	20,488
Metalico, Inc.*^	2,000	3,400
Mine Safety Appliances Co.^	900	18,018
Mobile Mini, Inc.*^	2,300	26,496
Multi-Color Corp.	800	9,784
Pitney Bowes, Inc.	15,200	354,920
PRG-Schultz International, Inc.*	1,200	3,408
Protection One, Inc.*	500	1,595
Republic Services, Inc.	11,600	198,940
Rollins, Inc.^	3,400	58,310
Standard Parking Corp.*	500	8,200
Standard Register Co.^	400	1,832
Stericycle, Inc.*^	7,000	334,110
Sykes Enterprises, Inc.*	2,700	44,901
Team, Inc.*^	1,500	17,580
Tetra Tech, Inc.*^	4,800	97,824
Waste Connections, Inc.*	6,500	167,050
Waste Management, Inc.	11,300	289,280

		2,833,921

Construction & Engineering (1.7%)
Aecom Technology Corp.*^	7,400	192,992
EMCOR Group, Inc.*^	2,100	36,057
Fluor Corp.	18,585	642,112
Foster Wheeler AG*	95,050	1,660,524
Furmanite Corp.*	2,200	6,842
Integrated Electrical Services, Inc.*	100	912
Jacobs Engineering Group, Inc.*	9,900	382,734
KBR, Inc.	11,200	154,672
Layne Christensen Co.*^	300	4,821
MasTec, Inc.*	3,100	37,479
Michael Baker Corp.*	100	2,600
Orion Marine Group, Inc.*^	1,800	23,580
Perini Corp.*^	1,700	20,910
Pike Electric Corp.*^	400	3,700
Quanta Services, Inc.*^	181,432	3,891,716
Shaw Group, Inc.*	158,762	4,351,666
Sterling Construction Co., Inc.*^	600	10,704
URS Corp.*^	25,564	1,033,041

		12,457,062

Electrical Equipment (0.6%)
Acuity Brands, Inc.^	2,900	65,366
Advanced Battery Technologies, Inc.*	3,600	7,704
Akeena Solar, Inc.*	1,700	1,904
American Superconductor Corp.*^	3,400	58,854
AMETEK, Inc.^	8,700	272,049
AZZ, Inc.*^	400	10,556
Baldor Electric Co.^	24,700	357,903
Beacon Power Corp.*	7,900	3,713
Belden, Inc.	1,100	13,761
Capstone Turbine Corp.*	14,100	10,152
China BAK Battery, Inc.*	2,100	3,591
Coleman Cable, Inc.*^	500	1,065
Cooper Industries Ltd., Class A	10,700	276,702
Emerson Electric Co.	64,397	1,840,466
Ener1, Inc.*^	3,300	17,061
Energy Conversion Devices, Inc.*^	3,700	49,099
EnerSys*	700	8,484
Evergreen Solar, Inc.*^	11,600	24,708
First Solar, Inc.*^	3,700	490,990
Franklin Electric Co., Inc.	1,100	24,343
FuelCell Energy, Inc.*	5,600	13,440
Fushi Copperweld, Inc.*^	1,200	5,760
General Cable Corp.*^	4,300	85,226
GrafTech International Ltd.*	8,000	49,280
GT Solar International, Inc.*	1,700	11,288
Harbin Electric, Inc.*	600	3,690
Hubbell, Inc., Class B	2,000	53,920
II-VI, Inc.*	2,000	34,360
LaBarge, Inc.*^	900	7,533
Medis Technologies Ltd.*	2,400	1,056
Microvision, Inc.*	5,500	7,095
Orion Energy Systems, Inc.*	600	2,646
Polypore International, Inc.*	1,300	5,226
Powell Industries, Inc.*^	600	21,186
Power-One, Inc.*	400	352
PowerSecure International, Inc.*	1,400	4,788
Rockwell Automation, Inc.^	11,900	259,896
Roper Industries, Inc.^	7,300	309,885
SunPower Corp., Class A*^	6,700	159,326

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ultralife Corp.*	1,000	$7,730
Valence Technology, Inc.*^	3,300	7,029
Vicor Corp.	1,600	7,824
Woodward Governor Co.^	3,800	42,484

		4,639,491

Industrial Conglomerates (0.8%)
3M Co.	58,005	2,884,008
Carlisle Cos., Inc.^	500	9,815
McDermott International, Inc.*	18,400	246,376
Raven Industries, Inc.	1,300	27,014
Textron, Inc.	20,200	115,948
Tyco International Ltd.	141,685	2,771,359

		6,054,520

Machinery (1.8%)
3D Systems Corp.*	1,300	8,567
Actuant Corp., Class A^	4,100	42,353
AGCO Corp.*	5,400	105,840
Altra Holdings, Inc.*	2,100	8,148
American Railcar Industries, Inc.	600	4,578
Ampco-Pittsburgh Corp.	500	6,630
Astec Industries, Inc.*^	1,400	36,722
Badger Meter, Inc.^	1,100	31,779
Barnes Group, Inc.^	3,900	41,691
Bucyrus International, Inc.	6,100	92,598
Caterpillar, Inc.^	152,387	4,260,742
Chart Industries, Inc.*^	2,300	18,124
China Fire & Security Group, Inc.*^	1,100	8,646
CIRCOR International, Inc.^	1,200	27,024
CLARCOR, Inc.	2,500	62,975
Colfax Corp.*	1,700	11,679
Columbus McKinnon Corp.*^	200	1,744
Cummins, Inc.	16,500	419,925
Danaher Corp.	14,858	805,601
Deere & Co.	35,614	1,170,632
Donaldson Co., Inc.^	6,300	169,092
Dover Corp.	13,900	366,682
Dynamic Materials Corp.^	1,000	9,160
Eaton Corp.	6,000	221,160
Energy Recovery, Inc.*^	800	6,080
EnPro Industries, Inc.*^	200	3,420
ESCO Technologies, Inc.*^	2,100	81,270
Flanders Corp.*	1,300	5,252
Flow International Corp.*^	3,100	5,022
Flowserve Corp.	2,100	117,852
Force Protection, Inc.*	3,200	15,360
FreightCar America, Inc.	100	1,753
Gorman-Rupp Co.^	1,200	23,760
Graco, Inc.^	4,900	83,643
Graham Corp.	800	7,176
Harsco Corp.^	6,800	150,756
IDEX Corp.^	5,900	129,033
Illinois Tool Works, Inc.	1,900	58,615
Ingersoll-Rand Co., Ltd., Class A	4,400	60,720
ITT Corp.	11,200	430,864
John Bean Technologies Corp.	2,200	23,012
Joy Global, Inc.	8,300	176,790
Kaydon Corp.^	2,800	76,524
Kennametal, Inc.	1,300	21,073
Key Technology, Inc.*^	400	3,520
K-Tron International, Inc.*	200	12,134
Lincoln Electric Holdings, Inc.^	2,400	76,056
Lindsay Corp.^	1,000	27,000
Manitowoc Co., Inc.	10,600	34,662
Met-Pro Corp.	1,200	9,780
Middleby Corp.*	1,500	48,645
Mueller Industries, Inc.	200	4,338
NN, Inc.^	1,100	1,386
Nordson Corp.^	2,700	76,761
Omega Flex, Inc.^	300	4,833
Oshkosh Corp.^	4,200	28,308
PACCAR, Inc.^	43,229	1,113,579
Pall Corp.	69,145	1,412,632
Parker Hannifin Corp.	13,651	463,861
PMFG, Inc.*^	1,100	8,668
RBC Bearings, Inc.*	1,800	27,504
Robbins & Myers, Inc.	1,300	19,721
Sauer-Danfoss, Inc.	800	1,952
SPX Corp.^	3,888	182,775
Sun Hydraulics Corp.^	900	13,149
Tennant Co.	1,300	12,181
Thermadyne Holdings Corp.*	200	424
Timken Co.	300	4,188
Titan International, Inc.^	2,800	14,084
Toro Co.^	2,900	70,122
Twin Disc, Inc.	100	692
Valmont Industries, Inc.^	1,500	75,315
Wabtec Corp.^	3,400	89,692
Xerium Technologies, Inc.*^	1,700	1,139

		13,249,168

Marine (0.0%)
American Commercial Lines, Inc.*	2,900	9,193
Eagle Bulk Shipping, Inc.^	3,800	16,150
Genco Shipping & Trading Ltd.^	2,000	24,680
Horizon Lines, Inc., Class A^	2,400	7,272
Kirby Corp.*^	4,400	117,216
TBS International Ltd., Class A*	900	6,615

		181,126

Professional Services (0.2%)
Administaff, Inc.^	1,700	35,921
Advisory Board Co.*	1,300	21,554
CBIZ, Inc.*^	3,600	25,092
CDI Corp.	100	972
Corporate Executive Board Co.	2,800	40,600
CoStar Group, Inc.*^	1,600	48,400
CRA International, Inc.*^	600	11,328
Duff & Phelps Corp., Class A*^	900	14,175
Dun & Bradstreet Corp.	3,200	246,400
Equifax, Inc.	5,600	136,920
Exponent, Inc.*	800	20,264
FTI Consulting, Inc.*^	4,100	202,868
Hill International, Inc.*	1,900	5,776
Hudson Highland Group, Inc.*	1,700	1,887
Huron Consulting Group, Inc.*^	1,700	72,131
Kforce, Inc.*^	300	2,109
Korn/Ferry International*	300	2,718
LECG Corp.*	700	1,778
Manpower, Inc.	500	15,765
Monster Worldwide, Inc.*^	9,700	79,055
Navigant Consulting, Inc.*^	3,900	50,973
Odyssey Marine Exploration, Inc.*^	3,400	11,526
Resources Connection, Inc.*^	3,700	55,796
Robert Half International, Inc.^	11,600	206,828
Spherion Corp.*	2,100	4,368
TrueBlue, Inc.*	300	2,475
VSE Corp.^	300	8,010
Watson Wyatt Worldwide, Inc., Class A^	2,300	113,551

		1,439,240

Road & Rail (1.7%)
Burlington Northern Santa Fe Corp.	23,248	1,398,367
Con-way, Inc.^	600	10,758
CSX Corp.	33,532	866,802

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Genesee & Wyoming, Inc., Class A*	1,800	$38,250
Heartland Express, Inc.^	2,800	41,468
Hertz Global Holdings, Inc.*^	1,400	5,502
J.B. Hunt Transport Services, Inc.^	6,600	159,126
Kansas City Southern*	6,000	76,260
Knight Transportation, Inc.^	4,600	69,736
Landstar System, Inc.	4,300	143,921
Norfolk Southern Corp.	92,265	3,113,944
Old Dominion Freight Line, Inc.*^	1,600	37,584
Ryder System, Inc.	1,500	42,465
Union Pacific Corp.^	158,217	6,504,301
Universal Truckload Services, Inc.^	100	1,434

		12,509,918

Trading Companies & Distributors (0.1%)
Aceto Corp.^	100	596
Applied Industrial Technologies, Inc.^	1,000	16,870
Beacon Roofing Supply, Inc.*	1,700	22,763
DXP Enterprises, Inc.*	600	6,198
Fastenal Co.^	10,500	337,628
GATX Corp.^	400	8,092
Houston Wire & Cable Co.	1,400	10,850
Kaman Corp.	100	1,254
MSC Industrial Direct Co., Class A^	3,600	111,852
RSC Holdings, Inc.*^	3,900	20,514
TAL International Group, Inc.^	300	2,196
Textainer Group Holdings Ltd.	300	2,025
Titan Machinery, Inc.*	600	5,394
W.W. Grainger, Inc.^	6,227	437,010
Watsco, Inc.^	1,000	34,030
WESCO International, Inc.*	2,500	45,300

		1,062,572

Transportation Infrastructure (0.0%)
CAI International, Inc.*	400	1,132

Total Industrials		89,072,148

Information Technology (27.3%)
Communications Equipment (4.9%)
Acme Packet, Inc.*	2,000	12,140
ADTRAN, Inc.^	2,600	42,146
Airvana, Inc.*	1,800	10,530
Arris Group, Inc.*^	27,371	201,724
Aruba Networks, Inc.*^	4,200	13,188
Avanex Corp.*	1,100	1,925
Bel Fuse, Inc., Class B	100	1,344
BigBand Networks, Inc.*	2,700	17,685
Blue Coat Systems, Inc.*^	2,700	32,427
Brocade Communications Systems, Inc.*	4,300	14,835
Ciena Corp.*^	7,100	55,238
Cisco Systems, Inc.*	737,380	12,365,863
Cogo Group, Inc.*	1,900	12,692
CommScope, Inc.*^	5,700	64,752
Comtech Telecommunications Corp.*	2,000	49,540
Corning, Inc.	129,919	1,724,025
DG FastChannel, Inc.*	1,300	24,401
Digi International, Inc.*	400	3,068
EchoStar Corp., Class A*^	200	2,966
F5 Networks, Inc.*^	6,600	138,270
Finisar Corp.*	32,000	14,080
Globecomm Systems, Inc.*	1,100	6,369
Harmonic, Inc.*	3,400	22,100
Harris Corp.	11,300	327,022
Hughes Communications, Inc.*^	600	7,218
Infinera Corp.*^	7,500	55,500
InterDigital, Inc.*	3,700	95,534
Ixia*	2,100	10,857
JDS Uniphase Corp.*	9,100	29,575
Juniper Networks, Inc.*^	142,420	2,144,845
NETGEAR, Inc.*	500	6,025
Neutral Tandem, Inc.*^	1,400	34,454
Nextwave Wireless, Inc.*	3,900	624
Nokia Oyj (ADR)	319,030	3,723,080
Oplink Communications, Inc.*	600	4,620
Opnext, Inc.*	900	1,539
Orbcomm, Inc.*^	2,100	3,087
Palm, Inc.*^	7,400	63,788
Parkervision, Inc.*^	1,900	3,211
PC-Tel, Inc.^	1,000	4,300
Polycom, Inc.*^	6,600	101,574
QUALCOMM, Inc.^	370,556	14,418,334
Riverbed Technology, Inc.*^	4,600	60,168
ShoreTel, Inc.*^	3,000	12,930
Sonus Networks, Inc.*	16,500	25,905
Starent Networks Corp.*^	2,400	37,944
Sycamore Networks, Inc.*^	1,700	4,539
Tekelec*	600	7,938
UTStarcom, Inc.*	500	390
ViaSat, Inc.*	400	8,328

		36,024,637

Computers & Peripherals (6.4%)
3PAR, Inc.*	2,200	14,454
Apple, Inc.*	147,035	15,456,320
Compellent Technologies, Inc.*	1,100	11,935
Cray, Inc.*	700	2,450
Data Domain, Inc.*^	2,700	33,939
Dell, Inc.*	149,871	1,420,777
Diebold, Inc.	4,500	96,075
EMC Corp.*	489,972	5,585,681
Hewlett-Packard Co.	202,751	6,500,197
Hypercom Corp.*^	3,200	3,072
Immersion Corp.*^	1,200	3,516
Intermec, Inc.*^	5,000	52,000
International Business Machines Corp.	130,752	12,668,561
Isilon Systems, Inc.*	2,000	4,400
NCR Corp.*	11,500	91,425
NetApp, Inc.*	110,515	1,640,043
Netezza Corp.*	3,200	21,760
Novatel Wireless, Inc.*^	1,100	6,182
Presstek, Inc.*	2,200	4,554
Quantum Corp.*	9,400	6,298
Rackable Systems, Inc.*	300	1,218
SanDisk Corp.*^	99,755	1,261,901
Seagate Technology	160,325	963,553
STEC, Inc.*	2,500	18,425
Stratasys, Inc.*	1,700	14,059
Super Micro Computer, Inc.*	1,600	7,872
Synaptics, Inc.*^	2,800	74,928
Teradata Corp.*	7,100	115,162
Western Digital Corp.*	18,000	348,120

		46,428,877

Electronic Equipment, Instruments & Components (0.9%)
Agilent Technologies, Inc.*	27,871	428,377
Amphenol Corp., Class A	14,658	417,606
Anixter International, Inc.*	200	6,336
Arrow Electronics, Inc.*	700	13,342
Avnet, Inc.*	5,300	92,803
AVX Corp.^	300	2,724
Benchmark Electronics, Inc.*	1,000	11,200
China Security & Surveillance Technology, Inc.*^	2,300	8,832
Cogent, Inc.*^	1,900	22,610

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cognex Corp.	3,200	$42,720
Comverge, Inc.*	1,700	11,815
CPI International, Inc.*	100	940
Daktronics, Inc.^	2,700	17,685
Dolby Laboratories, Inc., Class A*^	32,000	1,091,520
DTS, Inc.*^	1,400	33,684
Echelon Corp.*^	2,400	19,416
Elixir Gaming Technologies, Inc.*	5,500	605
FARO Technologies, Inc.*	1,400	18,816
FLIR Systems, Inc.*^	11,100	227,328
ICx Technologies, Inc.*	600	2,430
IPG Photonics Corp.*^	1,600	13,472
Itron, Inc.*^	20,295	960,968
Jabil Circuit, Inc.	8,200	45,592
L-1 Identity Solutions, Inc.*	700	3,577
Littelfuse, Inc.*	800	8,792
Maxwell Technologies, Inc.*	1,500	10,425
Mettler-Toledo International, Inc.*^	2,800	143,724
Molex, Inc.^	3,100	42,594
MTS Systems Corp.	500	11,375
Multi-Fineline Electronix, Inc.*^	600	10,104
National Instruments Corp.^	4,600	85,790
OSI Systems, Inc.*	1,000	15,260
Park Electrochemical Corp.^	1,300	22,464
PC Mall, Inc.*	700	3,178
Plexus Corp.*	3,000	41,460
Rofin-Sinar Technologies, Inc.*^	2,400	38,688
Sanmina-SCI Corp.*	13,400	4,087
Scansource, Inc.*^	1,600	29,728
Tech Data Corp.*^	600	13,068
Technitrol, Inc.^	200	342
Trimble Navigation Ltd.*^	42,850	654,748
TTM Technologies, Inc.*	400	2,320
Tyco Electronics Ltd.	157,980	1,744,100
Universal Display Corp.*^	2,300	21,091

		6,397,736

Internet Software & Services (3.4%)
Akamai Technologies, Inc.*^	13,700	265,780
Art Technology Group, Inc.*	10,500	26,775
AsiaInfo Holdings, Inc.*^	2,800	47,180
Bankrate, Inc.*^	1,000	24,950
Chordiant Software, Inc.*	2,400	7,272
comScore, Inc.*^	1,500	18,135
Constant Contact, Inc.*	1,600	22,384
DealerTrack Holdings, Inc.*	2,400	31,440
Dice Holdings, Inc.*	1,300	3,614
Digital River, Inc.*^	3,000	89,460
DivX, Inc.*	2,200	11,066
EarthLink, Inc.*^	8,900	58,473
eBay, Inc.*	91,737	1,152,217
Equinix, Inc.*^	13,415	753,252
Google, Inc., Class A*	42,494	14,790,461
GSI Commerce, Inc.*^	1,900	24,890
HSW International, Inc.*	1,000	165
IAC/InterActiveCorp*	1,000	15,230
InfoSpace, Inc.*^	1,600	8,320
Internap Network Services Corp.*^	2,100	5,649
Internet Brands, Inc., Class A*^	800	4,696
Internet Capital Group, Inc.*	1,900	7,657
j2 Global Communications, Inc.*^	3,600	78,804
Keynote Systems, Inc.*	200	1,586
Knot, Inc.*^	2,300	18,860
Limelight Networks, Inc.*	1,300	4,355
Liquidity Services, Inc.*^	1,200	8,388
LoopNet, Inc.*	2,400	14,592
Marchex, Inc., Class B	1,900	6,536
MercadoLibre, Inc.*^	33,300	617,715
Move, Inc.*^	793,970	1,151,257
NIC, Inc.	3,200	16,640
Omniture, Inc.*^	5,100	67,269
Rackspace Hosting, Inc.*^	1,000	7,490
RealNetworks, Inc.*^	2,800	6,524
S1 Corp.*	2,900	14,935
SAVVIS, Inc.*	3,000	18,570
Sohu.com, Inc.*	2,300	95,013
SonicWALL, Inc.*^	500	2,230
SupportSoft, Inc.*	2,600	4,992
Switch & Data Facilities Co., Inc.*^	1,700	14,909
TechTarget, Inc.*	1,100	2,640
Terremark Worldwide, Inc.*^	4,300	11,567
TheStreet.com, Inc.^	900	1,773
ValueClick, Inc.*	7,000	59,570
VeriSign, Inc.*^	15,800	298,146
Vignette Corp.*	1,100	7,348
VistaPrint Ltd.*^	3,600	98,964
Vocus, Inc.*^	1,300	17,277
Web.com Group, Inc.*	500	1,660
WebMD Health Corp., Class A*	600	13,380
Websense, Inc.*	3,300	39,600
Yahoo!, Inc.*	399,200	5,113,752

		25,185,408

IT Services (3.4%)
Accenture Ltd., Class A	49,294	1,355,092
Affiliated Computer Services, Inc., Class A*	2,000	95,780
Alliance Data Systems Corp.*^	4,680	172,926
Automatic Data Processing, Inc.	42,794	1,504,637
Broadridge Financial Solutions, Inc.	11,400	212,154
CACI International, Inc., Class A*	500	18,245
Cass Information Systems, Inc.^	500	16,215
China Information Security Technology, Inc.*	1,900	6,004
Cognizant Technology Solutions Corp., Class A*^	23,600	490,644
CSG Systems International, Inc.*^	1,500	21,420
Cybersource Corp.*^	5,600	82,936
DST Systems, Inc.*	2,700	93,474
ExlService Holdings, Inc.*	1,200	10,344
Fidelity National Information Services, Inc.	3,600	65,520
Fiserv, Inc.*	13,342	486,449
Forrester Research, Inc.*^	1,300	26,728
Gartner, Inc.*^	4,800	52,848
Genpact Ltd.*	4,700	41,642
Global Cash Access Holdings, Inc.*^	2,000	7,640
Global Payments, Inc.	6,500	217,165
Hackett Group, Inc.*^	3,300	6,666
Heartland Payment Systems, Inc.	2,000	13,220
Hewitt Associates, Inc., Class A*^	7,900	235,104
iGATE Corp.	1,800	5,832
Integral Systems, Inc.*	1,400	12,040
Lender Processing Services, Inc.	1,800	55,098
ManTech International Corp., Class A*	1,700	71,230
Mastercard, Inc., Class A^	36,618	6,132,783
MAXIMUS, Inc.^	200	7,972
Metavante Technologies, Inc.*	7,300	145,708
NCI, Inc., Class A*^	500	13,000
Ness Technologies, Inc.*	300	885
NeuStar, Inc., Class A*^	6,300	105,525
Online Resources Corp.*	2,300	9,683
Paychex, Inc.^	123,696	3,175,276

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
RightNow Technologies, Inc.*	2,300	$17,411
Safeguard Scientifics, Inc.*^	800	440
SAIC, Inc.*	2,800	52,276
Sapient Corp.*	7,100	31,737
SRA International, Inc., Class A*^	1,800	26,460
Syntel, Inc.	1,000	20,580
TeleTech Holdings, Inc.*	3,000	32,670
TNS, Inc.*	1,800	14,724
Total System Services, Inc.	13,300	183,673
Unisys Corp.*^	15,900	8,427
VeriFone Holdings, Inc.*^	2,900	19,720
Virtusa Corp.*	500	3,100
Visa, Inc., Class A^	157,860	8,777,017
Western Union Co.^	61,385	771,609
Wright Express Corp.*^	3,000	54,660

		24,982,389

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*^	4,900	93,198

Semiconductors & Semiconductor Equipment (3.4%)
Actel Corp.*^	100	1,012
Advanced Analogic Technologies, Inc.*	3,700	13,320
Advanced Energy Industries, Inc.*^	600	4,518
Advanced Micro Devices, Inc.*	187,280	571,204
Altera Corp.	25,049	439,610
Amkor Technology, Inc.*^	1,100	2,948
ANADIGICS, Inc.*	5,100	10,557
Analog Devices, Inc.	23,700	456,699
Applied Materials, Inc.	111,867	1,202,570
Applied Micro Circuits Corp.*	1,700	8,262
Asyst Technologies, Inc.*^	500	140
Atheros Communications, Inc.*^	4,800	70,368
Atmel Corp.*^	23,100	83,853
ATMI, Inc.*	2,600	40,118
AuthenTec, Inc.*	2,000	2,960
Broadcom Corp., Class A*^	239,645	4,788,107
Cabot Microelectronics Corp.*	1,900	45,657
Cavium Networks, Inc.*	2,500	28,850
CEVA, Inc.*	1,200	8,736
Cirrus Logic, Inc.*^	3,500	13,160
Cohu, Inc.	100	720
Cree, Inc.*^	42,595	1,002,260
Cymer, Inc.*	600	13,356
Cypress Semiconductor Corp.*	12,200	82,594
Diodes, Inc.*^	2,300	24,403
DSP Group, Inc.*	24,930	107,698
Emcore Corp.*	6,000	4,500
Entegris, Inc.*	600	516
Entropic Communications, Inc.*	700	518
Exar Corp.*^	300	1,872
FormFactor, Inc.*	2,400	43,248
Hittite Microwave Corp.*^	1,600	49,920
Integrated Device Technology, Inc.*	6,300	28,665
Intel Corp.	467,625	7,037,756
International Rectifier Corp.*	1,300	17,563
Intersil Corp., Class A^	3,400	39,100
IXYS Corp.	1,500	12,090
KLA-Tencor Corp.	12,900	258,000
Kopin Corp.*	600	1,392
Kulicke & Soffa Industries, Inc.*	4,900	12,838
Lam Research Corp.*^	37,140	845,678
Lattice Semiconductor Corp.*	4,700	6,486
Linear Technology Corp.^	18,542	426,095
LSI Corp.*	39,200	119,168
LTX-Credence Corp.*^	500	140
Marvell Technology Group Ltd.*	39,400	360,904
MEMC Electronic Materials, Inc.*	18,500	305,065
Micrel, Inc.	4,000	28,160
Microchip Technology, Inc.^	15,000	317,850
Micron Technology, Inc.*^	7,700	31,262
Microsemi Corp.*^	6,700	77,720
Microtune, Inc.*^	4,400	8,008
MIPS Technologies, Inc.*	400	1,172
MKS Instruments, Inc.*	200	2,934
Monolithic Power Systems, Inc.*	2,100	32,550
National Semiconductor Corp.^	18,600	191,022
Netlogic Microsystems, Inc.*^	38,253	1,051,192
Novellus Systems, Inc.*	2,400	39,912
NVE Corp.*^	400	11,524
NVIDIA Corp.*	46,315	456,666
OmniVision Technologies, Inc.*	400	2,688
ON Semiconductor Corp.*^	33,100	129,090
Pericom Semiconductor Corp.*^	1,800	13,158
PLX Technology, Inc.*	2,200	4,774
PMC-Sierra, Inc.*^	10,500	66,990
Power Integrations, Inc.^	2,500	43,000
Rambus, Inc.*	8,500	80,410
Rubicon Technology, Inc.*	1,100	5,841
Rudolph Technologies, Inc.*	300	909
Semitool, Inc.*	1,500	4,170
Semtech Corp.*	4,700	62,745
Sigma Designs, Inc.*^	1,800	22,392
Silicon Image, Inc.*	5,900	14,160
Silicon Laboratories, Inc.*^	41,061	1,084,010
Skyworks Solutions, Inc.*^	8,900	71,734
Spansion, Inc., Class A*^	1,000	130
Standard Microsystems Corp.*^	1,000	18,600
Supertex, Inc.*	900	20,790
Techwell, Inc.*	1,200	7,572
Teradyne, Inc.*	8,700	38,106
Tessera Technologies, Inc.*	3,900	52,143
Texas Instruments, Inc.	109,107	1,801,357
Trident Microsystems, Inc.*^	2,000	2,920
Ultratech, Inc.*	1,900	23,731
Varian Semiconductor Equipment Associates, Inc.*^	6,000	129,960
Veeco Instruments, Inc.*	2,200	14,674
Volterra Semiconductor Corp.*^	2,100	17,724
Xilinx, Inc.	22,700	434,932

		25,013,876

Software (4.9%)
ACI Worldwide, Inc.*^	2,800	52,500
Activision Blizzard, Inc.*	127,551	1,334,183
Actuate Corp.*	4,900	14,994
Adobe Systems, Inc.*	44,022	941,631
Advent Software, Inc.*^	1,400	46,634
Amdocs Ltd.*	6,700	124,084
American Software, Inc., Class A	1,200	6,324
ANSYS, Inc.*^	6,900	173,190
ArcSight, Inc.*	600	7,662
Ariba, Inc.*^	6,000	52,380
Autodesk, Inc.*	71,345	1,199,309
Blackbaud, Inc.	3,400	39,474
Blackboard, Inc.*^	2,500	79,350
BMC Software, Inc.*	15,912	525,096
CA, Inc.	14,700	258,867
Callidus Software, Inc.*^	2,400	6,960
Citrix Systems, Inc.*^	14,900	337,336
Commvault Systems, Inc.*	3,500	38,395
Compuware Corp.*	11,700	77,103
Concur Technologies, Inc.*^	3,500	67,165

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Deltek, Inc.*	900	$3,897
DemandTec, Inc.*^	1,700	14,875
Digimarc Corp.*^	500	4,860
Double-Take Software, Inc.*^	1,400	9,464
Ebix, Inc.*	500	12,425
Electronic Arts, Inc.*	26,000	472,940
Entrust, Inc.*^	5,000	7,550
EPIQ Systems, Inc.*^	1,900	34,257
FactSet Research Systems, Inc.^	3,500	174,965
FalconStor Software, Inc.*	3,100	7,409
Guidance Software, Inc.*	800	3,264
Informatica Corp.*	7,200	95,472
Interactive Intelligence, Inc.*	1,100	9,966
Intuit, Inc.*^	26,648	719,496
Jack Henry & Associates, Inc.	5,600	91,392
JDA Software Group, Inc.*	100	1,155
Kenexa Corp.*	1,400	7,546
Lawson Software, Inc.*	9,600	40,800
Macrovision Solutions Corp.*	500	8,895
Magma Design Automation, Inc.*^	3,600	2,700
Manhattan Associates, Inc.*^	2,000	34,640
McAfee, Inc.*^	11,385	381,398
Mentor Graphics Corp.*	500	2,220
Micros Systems, Inc.*^	6,600	123,750
Microsoft Corp.^	899,269	16,519,571
MicroStrategy, Inc., Class A*	700	23,933
Midway Games, Inc.*	900	68
Monotype Imaging Holdings, Inc.*	900	3,366
Net 1 UEPS Technologies, Inc.*	4,000	60,840
NetScout Systems, Inc.*	2,000	14,320
NetSuite, Inc.*^	600	6,756
Novell, Inc.*	12,900	54,954
Nuance Communications, Inc.*^	105,612	1,146,946
OpenTV Corp., Class A*	700	1,057
Opnet Technologies, Inc.*	1,000	8,670
Oracle Corp.*	320,327	5,788,308
Parametric Technology Corp.*	8,900	88,822
Pegasystems, Inc.	1,200	22,284
Phoenix Technologies Ltd.*^	2,200	3,564
Progress Software Corp.*	3,100	53,816
PROS Holdings, Inc.*	1,000	4,650
QAD, Inc.^	1,000	2,530
Quality Systems, Inc.^	1,400	63,350
Radiant Systems, Inc.*^	2,200	9,702
Red Hat, Inc.*	76,125	1,358,070
Renaissance Learning, Inc.	800	7,176
Salesforce.com, Inc.*	41,082	1,344,614
Shanda Interactive Entertainment Ltd. (ADR)*^	19,273	761,862
Smith Micro Software, Inc.*^	2,100	10,983
Solera Holdings, Inc.*^	4,852	120,233
Sonic Solutions, Inc.*	1,100	1,320
Sourcefire, Inc.*	1,300	9,464
SPSS, Inc.*^	1,400	39,802
SuccessFactors, Inc.*	2,000	15,260
Sybase, Inc.*^	5,400	163,566
Symyx Technologies, Inc.*	1,400	6,230
Synchronoss Technologies, Inc.*^	1,700	20,842
Take-Two Interactive Software, Inc.*	6,200	51,770
Taleo Corp., Class A*	2,100	24,822
TeleCommunication Systems, Inc., Class A*	2,700	24,759
THQ, Inc.*^	3,700	11,248
TiVo, Inc.*	8,300	58,432
Tyler Technologies, Inc.*^	3,100	45,353
Ultimate Software Group, Inc.*^	2,000	34,520
Unica Corp.*	1,100	5,313
VASCO Data Security International, Inc.*	2,200	12,694
VMware, Inc., Class A*^	3,400	80,308
Wind River Systems, Inc.*^	29,450	188,480

		35,922,601

Total Information Technology		200,048,722

Materials (3.8%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.	25,034	1,408,163
Airgas, Inc.	6,700	226,527
Albemarle Corp.	7,400	161,098
American Vanguard Corp.	1,400	18,060
Arch Chemicals, Inc.	700	13,272
Ashland, Inc.^	500	5,165
Balchem Corp.^	1,500	37,695
Calgon Carbon Corp.*	4,400	62,348
Celanese Corp., Class A	10,100	135,037
CF Industries Holdings, Inc.	4,027	286,441
Ecolab, Inc.	14,200	493,166
Ferro Corp.^	3,100	4,433
Flotek Industries, Inc.*^	1,800	2,826
FMC Corp.	2,300	99,222
GenTek, Inc.*	600	10,494
Huntsman Corp.	1,400	4,382
ICO, Inc.*	900	1,854
Innophos Holdings, Inc.	400	4,512
Innospec, Inc.	1,200	4,524
International Flavors & Fragrances, Inc.	6,500	197,990
Intrepid Potash, Inc.*^	1,600	29,520
Koppers Holdings, Inc.	100	1,452
Landec Corp.*	1,900	10,583
LSB Industries, Inc.*	900	8,901
Minerals Technologies, Inc.^	700	22,435
Monsanto Co.	140,341	11,662,336
Mosaic Co.	12,918	542,298
Nalco Holding Co.^	10,600	138,542
NewMarket Corp.	1,100	48,730
NL Industries, Inc.^	300	3,000
Potash Corp. of Saskatchewan, Inc.^	28,441	2,298,317
PPG Industries, Inc.	1,500	55,350
Praxair, Inc.	25,830	1,738,101
Quaker Chemical Corp.	700	5,558
Rohm & Haas Co.	9,291	732,502
Scotts Miracle-Gro Co., Class A^	2,800	97,160
ShengdaTech, Inc.*^	2,400	7,440
Sigma-Aldrich Corp.^	5,500	207,845
Sociedad Quimica y Minera de Chile S.A. (ADR)	25,000	664,000
Solutia, Inc.*^	5,900	11,033
Stepan Co.	200	5,460
Terra Industries, Inc.	8,300	233,147
Valhi, Inc.^	200	1,876
W.R. Grace & Co.*^	4,500	28,440
Zep, Inc.^	1,700	17,391
Zoltek Cos., Inc.*^	2,200	14,982

		21,763,608

Construction Materials (0.1%)
Eagle Materials, Inc.^	3,100	75,175
Headwaters, Inc.*^	500	1,570
Martin Marietta Materials, Inc.^	3,100	245,830
Texas Industries, Inc.	1,900	47,500

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
United States Lime & Minerals, Inc.*^	100	$2,736

		372,811

Containers & Packaging (0.1%)
AEP Industries, Inc.*^	400	6,108
AptarGroup, Inc.^	1,000	31,140
Ball Corp.	1,200	52,080
Bway Holding Co.*	500	3,945
Crown Holdings, Inc.*	13,000	295,490
Graphic Packaging Holding Co.*^	11,700	10,179
Greif, Inc., Class A	2,700	89,883
Myers Industries, Inc.	1,300	7,982
Owens-Illinois, Inc.*	3,900	56,316
Packaging Corp. of America	2,000	26,040
Rock-Tenn Co., Class A	1,200	32,460
Silgan Holdings, Inc.	1,000	52,540

		664,163

Metals & Mining (0.7%)
AK Steel Holding Corp.^	9,100	64,792
Alcoa, Inc.^	60,966	447,490
Allegheny Technologies, Inc.^	8,200	179,826
Allied Nevada Gold Corp.*^	3,200	18,720
AMCOL International Corp.^	700	10,388
BHP Billiton plc (ADR)^	29,100	1,150,905
Carpenter Technology Corp.	200	2,824
Century Aluminum Co.*^	1,400	2,954
China Direct, Inc.*^	600	756
Cliffs Natural Resources, Inc.	9,200	167,072
Compass Minerals International, Inc.^	1,400	78,918
Freeport-McMoRan Copper & Gold, Inc.^	6,200	236,282
General Moly, Inc.*	4,100	4,346
General Steel Holdings, Inc.*^	900	2,367
Haynes International, Inc.*^	200	3,564
Newmont Mining Corp.	39,469	1,766,633
Nucor Corp.^	15,800	603,086
Olympic Steel, Inc.	600	9,102
Schnitzer Steel Industries, Inc., Class A	200	6,278
Southern Copper Corp.	17,900	311,818
Steel Dynamics, Inc.^	3,600	31,716
Stillwater Mining Co.*^	900	3,330
Sutor Technology Group Ltd.*^	300	420
Titanium Metals Corp.	1,300	7,111
United States Steel Corp.^	9,000	190,170
Universal Stainless & Alloy Products, Inc.*^	100	967
Worthington Industries, Inc.	900	7,839

		5,309,674

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*	300	2,409
Deltic Timber Corp.^	900	35,469

		37,878

Total Materials		28,148,134

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Alaska Communications Systems Group, Inc.	1,800	12,060
Cbeyond, Inc.*^	1,900	35,777
Cogent Communications Group, Inc.*^	3,600	25,920
Consolidated Communications Holdings, Inc.	700	7,182
Embarq Corp.	6,000	227,100
Frontier Communications Corp.	5,800	41,644
Global Crossing Ltd.*	700	4,900
Iowa Telecommunications Services, Inc.^	300	3,438
Level 3 Communications, Inc.*^	125,900	115,828
NTELOS Holdings Corp.	2,400	43,536
PAETEC Holding Corp.*^	7,500	10,800
Premiere Global Services, Inc.*	4,300	37,926
Qwest Communications International, Inc.^	60,700	207,594
Shenandoah Telecommunications Co.	1,700	38,760
tw telecom, Inc.*^	10,500	91,875
Vonage Holdings Corp.*	3,500	1,400
Windstream Corp.	18,100	145,886

		1,051,626

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	32,809	998,378
Centennial Communications Corp.*^	4,700	38,822
Clearwire Corp., Class A*^	4,900	25,235
Crown Castle International Corp.*^	4,700	95,927
ICO Global Communications Holdings Ltd.*	2,700	945
iPCS, Inc.*	400	3,884
Leap Wireless International, Inc.*^	400	13,948
MetroPCS Communications, Inc.*^	19,800	338,184
NII Holdings, Inc.*	13,600	204,000
SBA Communications Corp., Class A*^	9,500	221,350
Syniverse Holdings, Inc.*	2,000	31,520
Telephone & Data Systems, Inc.	3,600	95,436
TerreStar Corp.*	1,400	784
U.S. Cellular Corp.*	600	20,004
Virgin Mobile USA, Inc., Class A*	3,000	3,870

		2,092,287

Total Telecommunication Services		3,143,913

Utilities (0.9%)
Electric Utilities (0.5%)
Allegheny Energy, Inc.	13,600	315,112
DPL, Inc.^	700	15,778
Entergy Corp.	11,100	755,799
Exelon Corp.^	27,110	1,230,523
ITC Holdings Corp.^	15,220	663,896
NV Energy, Inc.	5,000	46,950
PPL Corp.	30,898	887,082

		3,915,140

Gas Utilities (0.1%)
Energen Corp.^	1,100	32,043
EQT Corp.^	10,600	332,098
Questar Corp.	5,300	155,979

		520,120

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	54,500	316,645
Calpine Corp.*	28,700	195,447
Constellation Energy Group, Inc.	14,800	305,768
Mirant Corp.*	8,100	92,340
NRG Energy, Inc.*	7,200	126,720
Ormat Technologies, Inc.	1,500	41,190
Synthesis Energy Systems, Inc.*	1,200	792
U.S. Geothermal, Inc.*	5,000	3,550

		1,082,452

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.	16,900	176,267
Public Service Enterprise Group, Inc.	42,028	1,238,565

		1,414,832

Water Utilities (0.0%)
Cadiz, Inc.*	1,000	7,980
Consolidated Water Co., Inc.	1,200	13,020

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SJW Corp.^	100	$2,543

		23,543

Total Utilities		6,956,087

Total Common Stocks (98.5%) (Cost $896,706,947)		724,056,738

	Number of Warrants	Value (Note 1)
WARRANT:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., expiring 10/14/09(b)*† (Cost $—)	48,100	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.4%)
Federal Home Loan Bank
0.01%, 4/1/09 (o)(p)	$9,900,000	9,899,997
U.S. Treasury Bills
0.18%, 6/11/09 #(p)	390,000	389,860

Total Government Securities		10,289,857

Short-Term Investments of Cash Collateral for Securities Loaned (14.0%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	5,470,000	5,470,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	4,010,000	3,938,618
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	51,603,500	51,603,500
General Electric Capital Corp.
0.40%, 3/12/10 (l)	730,000	690,024
K2 (USA) LLC
0.37%, 5/29/09 (l)	7,289,500	7,289,500
0.37%, 6/18/09 (l)	9,119,324	9,088,856
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	4,559,970	547,196
Links Finance LLC
0.37%, 6/25/09 (l)	2,729,828	2,718,044
Monumental Global Funding II
0.43%, 5/26/10 (l)	8,570,000	7,284,501
Morgan Stanley
0.46%, 5/7/09 (l)	9,120,000	9,120,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	5,469,315	4,936,675

Total Short-Term Investments of Cash Collateral for Securities Loaned		102,686,914

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.004%, 4/1/09	6,934,789	6,934,789

Total Short-Term Investments (16.3%) (Cost/Amortized Cost $125,896,078)		119,911,560

Total Investments (114.8%) (Cost/Amortized Cost $1,022,603,025)		843,968,298
Other Assets Less Liabilities (-14.8%)		(108,651,140)

Net Assets (100%)		$735,317,158

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $6 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

Glossary:

ADR — American Depositary Receipt

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
NASDAQ 100 E-Mini Index	36	June-09	$822,807	$891,000	$68,193
Russell 1000 Mini Index	14	June-09	$577,183	$604,450	$27,267
Russell 2000 Mini Index	5	June-09	$190,604	$210,650	$20,046
S&P 500 E-Mini Index	31	June-09	$1,175,125	$1,231,940	$56,815
S&P MidCap 400 E-Mini Index	1	June-09	$45,662	$48,790	$3,128

					$175,449

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$722,931,733	$121,036,559	$6	$843,968,298
Other Investments*	175,449	—	—	175,449

Total	$723,107,182	$121,036,559	$6	$844,143,747

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	6	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$6	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$6	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$333,954,715
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$361,960,530

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(260,814,519)

Net unrealized depreciation	$(260,814,519)

Federal income tax cost of investments	$1,104,782,817

At March 31, 2009, the Portfolio had loaned securities with a total value of $107,323,895. This was secured by collateral of $108,671,437, which was received as cash and subsequently invested in short-term investments currently valued at $102,686,914, as reported in the portfolio of investments.

For the three months ended March 31, 2009, the Portfolio incurred approximately $1,113 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $960,635,594 of which $197,479,160 expires in the year 2010, $67,203,341 expires in the year 2011, and $695,953,093 expires in the year 2016.

See Notes to Portfolio of Investments.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.9%)
Asset-Backed Securities (2.2%)
Aegis Asset Backed Securities Trust, Series 2006-1 A1
0.601%, 1/25/37(b)(l)	$616,580	$585,205
Ameriquest Mortgage Securities, Inc., Series 2004-R11 A1
0.824%, 11/25/34(b)(l)†	905,006	495,672
Amortizing Residential Collateral Trust, Series 2002-BC3M A
0.792%, 6/25/32(b)(l)	33,110	22,212
Asset Backed Funding Certificates, Series 2006-OPT3 A3A
0.582%, 11/25/36(b)(l)	524,170	483,155
Bank of America Credit Card Trust, Series 2008-A5 A5
1.756%, 12/16/13(l)	10,100,000	9,496,093
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7
4.700%, 6/15/15	750,000	706,248
Cendant Mortgage Corp., Series 2003-A A1
5.987%, 7/25/43(l)§	58,934	56,092
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	4,200,000	4,226,122
Series 2008-A7 A7
1.206%, 11/15/11(l)	1,800,000	1,777,273
Series 2008-A9 A9
4.260%, 5/15/13	2,900,000	2,889,518
Citibank Credit Card Issuance Trust, Series 2003-A7 A7
4.150%, 7/7/17	600,000	540,959
Countrywide Asset-Backed Certificates, Series 2006-19 2A1
0.582%, 3/25/37(b)(l)	394,121	379,144
Daimler Chrysler Auto Trust, Series 2006-B A3
5.330%, 8/8/10	331,235	332,223
Series 2006-C A3
5.020%, 7/8/10	567,997	568,771
Series 2006-D A4
4.940%, 2/8/12	2,900,000	2,807,625
Ford Credit Auto Owner Trust, Series 2006-B A3
5.260%, 10/15/10	1,217,381	1,222,315
GSAA Home Equity Trust, Series 2006-5 2A1
0.592%, 3/25/36(b)(l)	611,043	431,326
Honda Auto Receivables Owner Trust, Series 2007-1 A4
5.090%, 7/18/13	710,000	724,412
Series 2008-1 A2
3.770%, 9/20/10	3,300,638	3,315,110
Mid-State Trust, Series 4 A
8.330%, 4/1/30	227,447	195,813
Nissan Auto Receivables Owner Trust, Series 2008-A A4
4.280%, 6/16/14	250,000	251,799
Series 2008-B A2
3.800%, 10/15/10	3,477,878	3,493,950
Series 2009-1 A2
3.920%, 4/15/11	3,805,000	3,786,962
Series 2009-A A2
2.940%, 7/15/11	2,745,000	2,746,819
Renaissance Home Equity Loan Trust, Series 2003-3 A
1.022%, 12/25/33(b)(l)	230,714	125,706
SLM Student Loan Trust, Series 2005-4 A2
1.239%, 4/26/21(l)	1,345,000	1,299,953
Series 2008-5 A2
2.259%, 10/25/16(l)	4,140,000	4,099,947
Series 2008-5 A3
2.459%, 1/25/18(l)	1,050,000	1,012,499
Series 2008-5 A4
2.859%, 7/25/23(l)	2,860,000	2,703,225
Series 2008-9 A
2.659%, 4/25/23(l)	19,542,643	19,184,032
TIAA Real Estate CDO Ltd., Series 2001-C1A A4
6.680%, 6/19/31(l)§	1,053,112	1,054,678
USAA Auto Owner Trust, Series 2006-4 A3
5.010%, 6/15/11	1,858,312	1,875,543
Series 2008-1 A4
4.500%, 10/15/13	350,000	351,531
Wells Fargo Home Equity Trust, Series 2005-2 AII2
0.762%, 10/25/35(l)§	187,660	171,141

		73,413,073

Non-Agency CMO (4.7%)
Banc of America Alternative Loan Trust, Series 2004-5 4A1
5.000%, 6/25/19	353,358	311,838
Series 2004-6 4A1
5.000%, 7/25/19	357,290	316,872
Banc of America Commercial Mortgage, Inc., Series 2000-1 A2A
7.333%, 11/15/31(l)	1,479,711	1,486,097
Series 2001-1 A2
6.503%, 4/15/36	1,162,314	1,148,586
Series 2002-PB2 A4
6.186%, 6/11/35	1,590,000	1,527,814
Series 2005-1 A4
4.988%, 11/10/42(l)	700,000	594,444
Series 2007-2 A4
5.689%, 4/10/49(l)	1,500,000	1,087,583
Series 2007-3 A4
5.658%, 6/10/49(l)	4,380,000	2,968,783
Banc of America Funding Corp., Series 2006-A 1A1
4.606%, 2/20/36(l)	1,718,000	1,133,239
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4 22A1
5.993%, 6/25/47(l)	695,498	359,127
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF2 A2
7.320%, 10/15/32(l)	841,067	849,299
Series 2001-TOP2 A2
6.480%, 2/15/35	1,000,000	1,004,208
Series 2003-T12 A4
4.680%, 8/13/39(l)	1,825,000	1,599,513
Series 2004-T16 A6
4.750%, 2/13/46(l)	1,000,000	769,676

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	$600,000	$462,185
Series 2007-PW16 A4
5.717%, 6/11/40(l)	1,000,000	742,787
Chase Commercial Mortgage Securities Corp., Series 1999-2 A2
7.198%, 1/15/32	142,891	143,612
Series 2000-3 A2
7.319%, 10/15/32^	1,178,188	1,191,127
Citigroup Commercial Mortgage Trust, Inc., Series 2005-EMG A2
4.221%, 9/20/51§	934,877	925,859
Series 2007 - C6 AM
5.700%, 12/10/49(l)	1,065,000	435,745
Series 2008-C7 A4
6.096%, 12/10/49(l)	2,259,313	1,674,950
Citigroup Mortgage Loan Trust, Inc., Series 2005-4 A
5.343%, 8/25/35(l)	5,884,049	4,459,833
Series 2006-AR1 1A1
4.900%, 10/25/35(l)	7,472,840	4,820,057
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4
5.886%, 11/15/44(l)	1,055,000	755,180
Citimortgage Alternative Loan Trust, Series 2007-A8 A1
6.000%, 10/25/37	2,549,030	1,183,706
Commercial Mortgage Pass Through Certificates, Series 2000-C1 A2
7.416%, 8/15/33(l)	1,392,844	1,406,641
Series 2007-C9 A4
5.816%, 12/10/49(l)	2,890,000	2,101,603
Commercial Mortgage Pass-Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	1,000,000	773,750
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33	168,580	151,877
Series 2006-OA21 A1
0.735%, 3/20/47(l)	1,174,532	425,417
Series 2006-OC8 2A1A
0.612%, 11/25/36(l)	616,532	586,110
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA5 2A1
0.722%, 4/25/46(l)	515,452	183,469
Series 2007-16 A1
6.500%, 10/25/37	1,459,381	807,220
Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1
6.000%, 10/25/21	646,598	366,339
Series 2006-C4 A3
5.467%, 9/15/39	1,000,000	660,870
Series 2006-C5 A3
5.311%, 12/15/39	3,000,000	1,912,433
CS First Boston Mortgage Securities Corp., Series 2001-CK6 A3
6.387%, 8/15/36	496,602	490,532
Series 2002-CKS4 A2
5.183%, 11/15/36	1,525,000	1,443,738
Series 2002-CP3 A3
5.603%, 7/15/35	2,160,000	2,074,975
Series 2002-CP5 A2
4.940%, 12/15/35	2,065,000	1,948,403
Series 2002-P1A A
3.201%, 3/25/32(b)(l)§	18,203	13,776
Series 2003-C3 A5
3.936%, 5/15/38	2,220,000	1,914,005
Series 2004-C2 A1
3.819%, 5/15/36	607,718	581,506
Series 2004-C4 A6
4.691%, 10/15/39	600,000	486,161
Series 2004-C5 A4
4.829%, 11/15/37	1,000,000	805,825
Series 2005-C2 A4
4.832%, 4/15/37	1,420,000	1,098,824
CW Capital Cobalt Ltd., Series 2007-C3 A4
5.820%, 5/15/46(l)	567,500	338,342
Deutsche Alt-A Securities, Inc., Series 2006-OA1 A1
0.722%, 2/25/47(l)	263,996	95,666
DLJ Commercial Mortgage Corp., Series 1999-CG2 A1B
7.300%, 6/10/32(l)	137,623	137,373
Series 2000-CKP1 A1B
7.180%, 11/10/33	1,709,160	1,742,536
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2 1A5
6.000%, 5/25/36	1,812,570	1,543,460
First Republic Mortgage Loan Trust, Series 2001-FRB1 A
0.906%, 11/15/31(l)	494,552	394,725
First Union National Bank Commercial Mortgage Trust, Series 2001-C4 A2
6.223%, 12/12/33	1,950,000	1,923,554
GE Capital Commercial Mortgage Corp., Series 2004-C3 A3
4.865%, 7/10/39(l)	600,000	527,673
Series 2007-C1 A4
5.543%, 12/10/49	1,500,000	894,278
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3 A2
7.179%, 8/15/36(l)	509,625	512,191
Series 2000-C1 A2
7.724%, 3/15/33(l)	1,095,550	1,103,225
Series 2000-C2 A2
7.455%, 8/16/33(l)	878,639	891,353
Series 2000-C3 A2
6.957%, 9/15/35	2,034,467	2,064,312
Series 2002-C3 A2
4.930%, 7/10/39	2,075,000	1,942,594
Series 2004-C3 A5
4.864%, 12/10/41	700,000	534,830
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A4
4.755%, 6/10/36	355,000	338,862
Series 2005-GG3 A4
4.799%, 8/10/42(l)	1,333,000	990,775
Series 2006-GG7 A4
5.915%, 7/10/38(l)	1,250,000	907,045
Series 2007-GG9 A4
5.444%, 3/10/39	3,375,000	2,431,235
GS Mortgage Securities Corp. II, Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,027,000	842,415
Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,000,000	794,399

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-GG8 A2
5.479%, 11/10/39	$750,000	$661,908
GSR Mortgage Loan Trust, Series 2004-9 4A1
4.036%, 8/25/34(l)	1,436,648	1,094,562
Series 2005 - AR4 6A1
5.250%, 7/25/35(l)	5,803,092	3,725,255
Series 2005-AR6 2A1
4.541%, 9/25/35(l)	1,926,138	1,423,372
Series 2006-OA1 2A1
0.712%, 8/25/46(l)	815,270	423,282
Homebanc Mortgage Trust, Series 2005-4 A1
0.792%, 10/25/35(l)	841,935	414,456
Impac CMB Trust, Series 2003-8 2A1
1.422%, 10/25/33(b)(l)	176,078	139,908
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-C1 A3
5.857%, 10/12/35	1,600,000	1,579,284
Series 2001-CIB2 A3
6.429%, 4/15/35	395,000	392,201
Series 2001-CIBC A3
6.260%, 3/15/33	1,439,209	1,455,615
Series 2003-CB7 A4
4.879%, 1/12/38(l)	2,500,000	2,042,427
Series 2004-CB8 A1A
4.158%, 1/12/39§	978,287	761,867
Series 2005-LDP1 A3
4.865%, 3/15/46	2,000,000	1,680,425
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	848,450
Series 2005-LDP4 A3A1
4.871%, 10/15/42	700,000	598,458
Series 2006-CB15 A4
5.814%, 6/12/43(l)	785,000	555,258
Series 2006-LDP9 A1S
5.284%, 5/15/47	1,398,436	1,239,443
Series 2007-CB18 A4
5.440%, 6/12/47	1,350,000	871,290
Series 2007-LD11 A2
5.804%, 6/15/49(l)	1,030,000	822,114
Series 2007-LD12 A2
5.827%, 2/15/51	843,000	710,592
JPMorgan Mortgage Trust, Series 2006-S2 2A2
5.875%, 7/25/36	271,465	197,236
Series 2007-S1 1A2
5.500%, 3/25/22	277,671	206,171
LB-UBS Commercial Mortgage Trust, Series 2002-C2 A4
5.594%, 6/15/31	2,089,000	2,018,922
Series 2003-C7 A2
4.064%, 9/15/27(l)	304,703	301,150
Series 2004-C2 A4
4.367%, 3/15/36	1,800,000	1,401,526
Series 2004-C7 A1A
4.475%, 10/15/29	2,452,708	2,114,118
Series 2004-C8 A4
4.510%, 12/15/29	1,300,000	1,086,049
Series 2006-C6 A4
5.372%, 9/15/39	985,000	708,872
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	2,716,340
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,500,000	1,030,847
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,640,000	2,549,781
MASTR Alternative Loans Trust, Series 2004-4 1A1
5.500%, 5/25/34	847,087	709,700
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
4.910%, 12/25/32(l)	392,978	325,155
Series 2005-A10 A
0.732%, 2/25/36(l)	2,094,608	1,157,211
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	900,000	715,364
Series 2007-C1 A4
5.829%, 6/12/50(l)	1,000,000	634,740
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5 A4
5.378%, 8/12/48	2,700,000	1,694,851
Morgan Stanley Capital I, Inc., Series 1999-LIFE A2
7.110%, 4/15/33(l)	1,355,984	1,357,198
Series 2004-IQ8 A5
5.110%, 6/15/40(l)	600,000	492,143
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	943,305
Series 2005-IQ9 A5
4.700%, 7/15/56	1,875,000	1,415,268
Series 2006-HQ8 A3
5.440%, 3/12/44(l)	667,000	589,622
Series 2006-IQ12 A4
5.332%, 12/15/43	1,055,000	774,196
Series 2007-HQ12 A2
5.632%, 4/12/49(l)	350,000	291,142
Series 2007-HQ13 A1
5.357%, 12/15/44	3,478,763	3,372,189
Series 2007-IQ13 A4
5.364%, 3/15/44	600,000	397,337
Series 2007-IQ15 A4
5.881%, 6/11/49(l)	3,450,000	2,483,268
Series 2007-IQ15 AM
5.881%, 6/11/49(l)	1,525,000	683,957
Series 2007-T25 A3
5.514%, 11/12/49(l)	1,500,000	1,108,249
Series 2007-T27 A4
5.650%, 6/11/42(l)^	1,210,000	912,215
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2 A4
5.740%, 12/15/35	2,065,000	2,015,868
Residential Accredit Loans, Inc., Series 2003-QR19 CB1
5.750%, 10/25/33	40,107	40,077
Series 2006-QS2 1A9
5.500%, 2/25/36	1,617,945	945,693
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2 A3
6.499%, 11/13/36	2,256,211	2,241,046
Sequoia Mortgage Trust, Series 10 2A1
0.925%, 10/20/27(l)	85,267	68,616
Series 2003-4 2A1
2.832%, 7/20/33(l)	179,719	136,269

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS 1A1
0.842%, 10/25/35(l)	$546,814	$219,959
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.806%, 7/19/35(l)	430,467	200,487
Series 2005-AR5 A2
0.806%, 7/19/35(l)	2,199,439	1,501,467
Series 2006-AR3 12A1
0.742%, 5/25/36(l)	1,910,246	670,124
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4 A3
6.085%, 8/15/39(l)	985,000	812,172
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	2,000,000	1,714,065
Series 2004-C11 A5
5.215%, 1/15/41(l)	975,000	794,342
Series 2005-C17 APB
5.037%, 3/15/42	1,530,000	1,433,127
Series 2005-C20 A6A
5.110%, 7/15/42(l)	2,290,000	1,809,547
Series 2005-C22 A4
5.265%, 12/15/44(l)	1,320,000	1,016,791
Series 2006-C28 AJ
5.632%, 10/15/48(l)	310,000	80,319
Series 2006-C29 AJ
5.368%, 11/15/48(l)	330,000	81,546
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,183,371
Series 2007-C32 A2
5.736%, 6/15/49(l)	1,400,000	1,134,803
Series 2007-C33 A4
5.903%, 2/15/51(l)	3,465,000	2,126,039
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
3.656%, 8/25/42(l)	116,321	78,300
Series 2005-AR7 A4
4.918%, 8/25/35(l)	921,709	568,363
Series 2007-HY3 4A1
5.334%, 3/25/37(l)	2,248,303	1,239,185
Series 2007-OA4 1A
2.403%, 5/25/47(l)	574,590	214,346
Series 2007-OA5 1A
2.383%, 6/25/47(l)	453,419	162,945
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12 2A1
6.097%, 9/25/36(l)	852,059	534,843

		151,988,436

Total Asset-Backed and Mortgage-Backed Securities		225,401,509

Corporate Bonds (28.7%)
Consumer Discretionary (1.0%)
Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	1,319,000	1,195,084

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
5.000%, 2/1/19	2,500,000	2,600,187
6.300%, 3/1/38	682,000	702,263

		3,302,450

Media (0.8%)
Cablevision Term Loan B
2.306%, 3/30/13	987,277	891,840
2.692%, 3/30/13	2,545	2,299
CBS Corp.
7.875%, 7/30/30	823,000	516,837
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	806,000	861,960
Comcast Cable Holdings LLC
7.875%, 8/1/13	39,000	39,492
Comcast Corp.
6.500%, 1/15/15	969,000	963,544
5.900%, 3/15/16	1,395,000	1,347,520
6.500%, 1/15/17	765,000	757,285
5.700%, 5/15/18	300,000	281,386
7.050%, 3/15/33	4,000	3,717
6.500%, 11/15/35	370,000	326,809
6.450%, 3/15/37	658,000	574,862
6.950%, 8/15/37	2,204,000	2,052,391
COX Communications, Inc.
7.125%, 10/1/12	115,000	114,480
4.625%, 6/1/13	600,000	545,635
8.375%, 3/1/39§	1,100,000	1,032,075
Historic TW, Inc.
6.625%, 5/15/29	200,000	168,844
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	139,769
News America Holdings, Inc.
9.250%, 2/1/13	957,000	1,015,320
7.750%, 1/20/24	43,000	37,756
8.500%, 2/23/25	232,000	213,547
8.450%, 8/1/34	73,000	69,235
News America, Inc.
7.125%, 4/8/28	82,000	67,043
6.150%, 3/1/37	666,000	485,589
7.850%, 3/1/39§	250,000	214,165
TCI Communications, Inc.
7.875%, 2/15/26	246,000	225,950
7.125%, 2/15/28	108,000	94,970
Thomson Reuters Corp.
5.700%, 10/1/14	1,230,000	1,219,840
Time Warner Cable, Inc.
6.200%, 7/1/13	987,000	960,833
5.850%, 5/1/17	1,358,000	1,217,442
6.550%, 5/1/37	704,000	592,487
7.300%, 7/1/38	275,000	248,482
Time Warner Cos., Inc.
7.570%, 2/1/24	3,000	2,767
Time Warner Entertainment Co. LP
8.375%, 3/15/23	700,000	677,937
Time Warner, Inc.
1.461%, 11/13/09(l)	1,395,000	1,368,950
6.750%, 4/15/11	40,000	40,597
5.875%, 11/15/16	668,000	632,207
7.700%, 5/1/32^	1,962,000	1,764,301
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	67,194
Viacom, Inc.
5.750%, 4/30/11	2,654,000	2,585,418

		24,422,775

Multiline Retail (0.0%)
Kohl’s Corp.
6.250%, 12/15/17	622,000	571,391

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Macy’s Retail Holdings, Inc.
6.700%, 7/15/34	$760,000	$419,795

		991,186

Specialty Retail (0.1%)
Home Depot, Inc.
5.400%, 3/1/16	1,332,000	1,197,336
Lowe’s Cos., Inc.
5.800%, 10/15/36	655,000	576,139

		1,773,475

Total Consumer Discretionary		31,684,970

Consumer Staples (1.0%)
Beverages (0.2%)
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37	677,000	561,841
Bottling Group LLC
6.950%, 3/15/14	700,000	795,922
Coca-Cola Co.
5.350%, 11/15/17	650,000	694,335
Coca-Cola Enterprises, Inc.
3.750%, 3/1/12	1,750,000	1,785,824
7.375%, 3/3/14	500,000	567,935
6.750%, 9/15/28	660,000	672,179
Diageo Finance B.V.
5.300%, 10/28/15	1,288,000	1,318,093
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	250,000	235,953
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	249,972
PepsiCo, Inc.
3.750%, 3/1/14	500,000	507,165
7.900%, 11/1/18	500,000	614,328

		8,003,547

Food & Staples Retailing (0.2%)
CVS Caremark Corp.
6.250%, 6/1/27	688,000	634,010
Delhaize Group
5.875%, 2/1/14	250,000	249,925
Kroger Co.
7.500%, 1/15/14	500,000	554,784
6.400%, 8/15/17	250,000	256,646
8.000%, 9/15/29	250,000	268,702
Safeway, Inc.
5.800%, 8/15/12	400,000	414,904
7.250%, 2/1/31	250,000	268,017
SUPERVALU, Inc.
7.500%, 11/15/14	700,000	683,375
Wal-Mart Stores, Inc.
5.000%, 4/5/12	2,650,000	2,856,859
5.250%, 9/1/35	707,000	635,409

		6,822,631

Food Products (0.3%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	637,000	676,102
Campbell Soup Co.
4.500%, 2/15/19	540,000	538,243
ConAgra Foods, Inc.
7.875%, 9/15/10	250,000	263,909
General Mills, Inc.
6.000%, 2/15/12	1,342,000	1,414,555
H.J. Heinz Co.
5.350%, 7/15/13	400,000	412,612
Hershey Co.
4.850%, 8/15/15	640,000	650,008
Kellogg Co.
4.250%, 3/6/13	500,000	506,956
Kraft Foods, Inc.
6.250%, 6/1/12	1,346,000	1,420,213
6.500%, 8/11/17	980,000	1,009,143
6.125%, 2/1/18	1,702,000	1,705,845
7.000%, 8/11/37	100,000	99,136

		8,696,722

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	1,330,000	1,368,418
Kimberly-Clark Corp.
6.625%, 8/1/37	100,000	108,888
Procter & Gamble Co.
4.600%, 1/15/14	600,000	634,985
4.700%, 2/15/19	200,000	201,735
5.550%, 3/5/37	684,000	696,688

		3,010,714

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	201,908

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	1,340,000	1,453,297
9.950%, 11/10/38	500,000	498,954
Philip Morris International, Inc.
6.875%, 3/17/14	775,000	838,770
5.650%, 5/16/18	1,822,000	1,810,350
Reynolds American, Inc.
6.750%, 6/15/17	400,000	341,477

		4,942,848

Total Consumer Staples		31,678,370

Energy (1.1%)
Energy Equipment & Services (0.1%)
Halliburton Co.
5.500%, 10/15/10	330,000	342,951
6.150%, 9/15/19	215,000	218,467
6.700%, 9/15/38	300,000	277,632
7.450%, 9/15/39	310,000	310,348
Nabors Industries, Inc.
9.250%, 1/15/19(b)§	300,000	284,468
Transocean, Inc.
6.000%, 3/15/18	673,000	634,047
6.800%, 3/15/38	200,000	175,707
Weatherford International Ltd.
5.500%, 2/15/16	649,000	549,207
9.625%, 3/1/19	250,000	258,578

		3,051,405

Oil, Gas & Consumable Fuels (1.0%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	628,000	600,733
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,407,000	1,211,821
6.450%, 9/15/36	769,000	537,504
Apache Corp.
6.000%, 1/15/37	682,000	657,838
Canadian Natural Resources Ltd.
5.700%, 5/15/17	1,889,000	1,684,232
6.250%, 3/15/38	250,000	192,563
Chevron Corp.
3.450%, 3/3/12	3,220,000	3,305,159
4.950%, 3/3/19	250,000	255,496
ConocoPhillips
4.400%, 5/15/13	2,602,000	2,647,967

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 2/1/19	$500,000	$503,315
7.000%, 3/30/29	9,000	8,933
6.500%, 2/1/39	500,000	487,738
Devon Financing Corp. ULC
6.875%, 9/30/11	1,362,000	1,424,371
7.875%, 9/30/31	142,000	145,095
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	257,736
Enbridge, Inc.
5.800%, 6/15/14	500,000	478,599
EnCana Corp.
4.750%, 10/15/13	656,000	627,914
EnCana Holdings Finance Corp.
5.800%, 5/1/14	120,000	118,042
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	472,746
Enterprise Products Operating LLC
9.750%, 1/31/14	375,000	412,051
Series B
6.650%, 10/15/34	250,000	203,833
Gaz Capital S.A.
8.146%, 4/11/18§	1,800,000	1,476,000
Hess Corp.
7.300%, 8/15/31	659,000	573,268
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	1,000,000	1,019,748
5.000%, 12/15/13	200,000	188,846
6.000%, 2/1/17	200,000	187,836
7.400%, 3/15/31	200,000	178,448
6.950%, 1/15/38	200,000	171,141
Marathon Oil Corp.
7.500%, 2/15/19	500,000	503,744
6.600%, 10/1/37	200,000	159,110
Nexen, Inc.
5.875%, 3/10/35	672,000	444,609
Occidental Petroleum Corp.
7.000%, 11/1/13	200,000	223,299
ONEOK Partners LP
8.625%, 3/1/19	350,000	353,172
PC Financial Partnership
5.000%, 11/15/14	500,000	445,449
Pemex Project Funding Master Trust
6.625%, 6/15/35	670,000	479,050
Petrobras International Finance Co.
7.875%, 3/15/19	750,000	777,150
Petroleos Mexicanos
8.000%, 5/3/19§	500,000	487,500
Plains All American Pipeline LP/PAA Finance Corp.
6.650%, 1/15/37	678,000	491,417
Shell International Finance B.V.
4.000%, 3/21/14	2,425,000	2,459,025
6.375%, 12/15/38	500,000	526,512
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	323,052
Suncor Energy, Inc.
6.850%, 6/1/39	500,000	377,874
TEPPCO Partners LP
5.900%, 4/15/13	300,000	278,825
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	700,000	730,388
6.200%, 10/15/37	250,000	211,704
Valero Energy Corp.
7.500%, 4/15/32	616,000	483,216
Williams Cos., Inc.
8.750%, 1/15/20§	500,000	497,500
XTO Energy, Inc.
6.250%, 4/15/13	500,000	516,486
6.250%, 8/1/17	270,000	263,315
6.500%, 12/15/18	250,000	248,375
6.750%, 8/1/37	1,002,000	911,936

		32,221,681

Total Energy		35,273,086

Financials (19.7%)
Capital Markets (4.3%)
Bear Stearns Cos., Inc.
1.341%, 2/23/10(l)	7,000,000	6,917,022
1.486%, 7/19/10(l)	541,000	533,084
4.500%, 10/28/10	1,360,000	1,346,337
1.404%, 1/31/11(l)	1,500,000	1,427,075
1.448%, 8/15/11(l)	2,500,000	2,309,958
6.950%, 8/10/12	4,990,000	5,081,651
5.300%, 10/30/15	829,000	768,594
6.400%, 10/2/17	8,075,000	7,858,961
7.250%, 2/1/18	2,000,000	2,065,428
Deutsche Bank AG/London
5.375%, 10/12/12	2,693,000	2,731,478
Goldman Sachs Capital I
6.345%, 2/15/34	381,000	224,930
Goldman Sachs Group, Inc.
1.532%, 6/28/10(l)	10,000,000	9,545,340
1.700%, 3/15/11	250,000	250,891
1.625%, 7/15/11	1,352,000	1,352,988
2.150%, 3/15/12	250,000	251,646
3.250%, 6/15/12	2,712,000	2,830,737
5.450%, 11/1/12	2,690,000	2,589,103
5.250%, 10/15/13	1,518,000	1,417,501
1.854%, 1/12/15(l)	4,500,000	3,321,572
5.125%, 1/15/15	1,826,000	1,645,467
6.250%, 9/1/17	18,000,000	16,680,204
6.150%, 4/1/18	1,600,000	1,461,469
5.950%, 1/15/27	810,000	558,446
6.125%, 2/15/33	699,000	582,140
6.750%, 10/1/37	700,000	473,439
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09(h)	10,200,000	1,224,000
5.625%, 1/24/13(h)	5,000,000	600,000
6.200%, 9/26/14(h)	1,599,000	203,872
6.750%, 12/28/17(h)	1,297,000	130
0.000%, 9/15/22(h)	652,000	78,240
Merrill Lynch & Co., Inc.
1.501%, 6/5/12(l)	1,500,000	1,164,580
6.150%, 4/25/13	2,774,000	2,331,816
5.700%, 5/2/17	1,500,000	888,171
6.400%, 8/28/17	13,000,000	9,326,291
6.875%, 4/25/18	3,700,000	2,893,744
Morgan Stanley
1.393%, 1/18/11(l)	2,800,000	2,527,078
5.050%, 1/21/11	715,000	702,986
6.750%, 4/15/11	240,000	240,185
3.250%, 12/1/11	2,700,000	2,802,576
1.648%, 1/9/12(l)	3,400,000	2,728,779
5.625%, 1/9/12	3,335,000	3,208,990
2.250%, 3/13/12	250,000	251,944
5.300%, 3/1/13	7,300,000	7,019,381
6.000%, 4/28/15	10,300,000	9,724,415
5.375%, 10/15/15	1,000,000	903,420
5.950%, 12/28/17	2,700,000	2,452,688
6.625%, 4/1/18	15,000,000	14,302,605

		139,801,352

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Certificates of Deposit (0.1%)
Nordea Bank Finland plc/New York
0.521%, 4/9/09(l)		$2,300,000	$2,299,968

Commercial Banks (6.4%)
Abbey National plc
7.950%, 10/26/29		693,000	601,076
American Express Bank FSB
3.150%, 12/9/11		750,000	774,962
Bank of Scotland plc
1.183%, 7/17/09(l)§		4,300,000	4,275,653
1.344%, 12/8/10(l)§		8,000,000	7,375,096
Barclays Bank plc
5.926%, 9/29/49(l)§		1,300,000	436,033
7.434%, 9/29/49(l)§		1,795,000	745,697
BB&T Corp.
5.250%, 11/1/19		655,000	575,498
Charter One Bank N.A.
1.209%, 4/24/09(l)		8,300,000	8,292,538
Commonwealth Bank of Australia
0.518%, 6/8/09(l)§		600,000	598,693
Credit Suisse/New York
5.000%, 5/15/13		17,840,000	17,238,453
6.000%, 2/15/18		464,000	404,701
DnB NOR Bank ASA
1.330%, 10/13/09(l)§		6,100,000	6,026,117
Fifth Third Bancorp
8.250%, 3/1/38		1,400,000	858,052
HBOS plc
6.750%, 5/21/18§		1,400,000	1,079,960
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/29/49(l)§		550,000	231,898
HSBC Holdings plc
6.500%, 5/2/36		700,000	577,770
ICICI Bank Ltd.
1.894%, 1/12/10(l)§		3,400,000	3,060,000
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		1,620,000	1,549,767
6.000%, 10/1/17^		3,610,000	3,383,927
KeyBank N.A.
5.700%, 8/15/12		400,000	382,235
7.413%, 5/6/15		400,000	364,585
Keycorp
6.500%, 5/14/13		1,302,000	1,270,537
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11		3,000,000	3,103,113
3.250%, 3/15/13		2,705,000	2,753,441
3.500%, 3/10/14		4,900,000	4,953,563
4.875%, 1/17/17		2,724,000	2,931,858
(Zero Coupon), 4/18/36		1,824,000	508,467
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12		500,000	530,578
Landwirtschaftliche Rentenbank
4.875%, 2/14/11		2,675,000	2,829,909
Marshall & Ilsley Corp.
5.350%, 4/1/11		1,453,000	1,129,803
Mizuho Financial Group, Inc./Aruba
1.805%, 10/27/49(l)†	JPY	300,000,000	2,946,204
National Australia Bank Ltd.
1.353%, 9/11/09(l)§		$6,200,000	6,199,547
5.350%, 6/12/13§		9,100,000	8,808,300
National Westminster Bank plc
7.375%, 10/1/09		217,000	211,253
New York Community Bank
3.000%, 12/16/11		5,950,000	6,094,454
PNC Bank N.A.
4.875%, 9/21/17		1,250,000	1,067,384
Rabobank Capital Funding II
5.260%, 12/29/49(l)§		780,000	351,000
Rabobank Nederland N.V.
0.556%, 2/1/10(l)§		14,500,000	14,440,405
Regions Bank
7.500%, 5/15/18^§		3,700,000	3,300,940
Royal Bank of Scotland Group plc
5.050%, 1/8/15		2,100,000	1,378,677
Sumitomo Mitsui Banking Corp.
1.570%, 12/31/49(l)	JPY	200,000,000	1,915,713
1.776%, 12/31/49(l)		100,000,000	1,003,876
5.625%, 12/31/49(l)§		$300,000	190,040
UBS AG/Connecticut
5.875%, 12/20/17		15,703,000	13,506,009
5.750%, 4/25/18		4,300,000	3,596,752
Wachovia Bank N.A.
4.875%, 2/1/15		1,250,000	1,027,040
5.000%, 8/15/15		2,500,000	2,130,453
6.000%, 11/15/17		2,275,000	1,984,887
6.600%, 1/15/38		1,275,000	1,008,340
Wachovia Corp.
1.440%, 3/15/11(l)		1,500,000	1,402,635
5.500%, 5/1/13		5,400,000	4,979,086
5.700%, 8/1/13		1,381,000	1,290,511
5.625%, 10/15/16		1,340,000	1,033,027
1.590%, 6/15/17(l)		5,900,000	3,483,289
Wells Fargo & Co.
3.552%, 5/1/09		1,700,000	1,753,720
4.625%, 8/9/10		720,000	710,991
4.875%, 1/12/11		140,000	138,373
3.000%, 12/9/11		675,000	697,880
5.250%, 10/23/12		1,335,000	1,297,236
4.375%, 1/31/13		15,200,000	14,167,175
5.625%, 12/11/17		665,000	606,754
7.980%, 12/31/49(l)		8,000,000	3,760,000
Wells Fargo Bank N.A.
4.750%, 2/9/15		5,700,000	4,864,830
5.750%, 5/16/16		2,750,000	2,341,677
Westpac Banking Corp.
3.250%, 12/16/11§		17,700,000	18,021,255

			210,553,693

Consumer Finance (1.6%)
American Express Bank FSB
0.605%, 10/20/09(l)		2,000,000	1,933,782
American Express Co.
7.000%, 3/19/18		18,468,000	16,291,398
American General Finance Corp.
5.400%, 12/1/15		625,000	231,243
American Honda Finance Corp.
2.038%, 6/20/11(l)§		18,000,000	17,903,736
Capital One Financial Corp.
6.750%, 9/15/17		2,300,000	1,918,950
Discover Financial Services
6.450%, 6/12/17		704,000	507,972
Ford Motor Credit Co. LLC
7.250%, 10/25/11		1,250,000	889,945
HSBC Finance Corp.
6.375%, 11/27/12		1,349,000	1,089,253
4.750%, 7/15/13		2,732,000	2,013,842
5.000%, 6/30/15		685,000	507,581
International Lease Finance Corp.
5.450%, 3/24/11		2,804,000	1,888,769
5.650%, 6/1/14		1,356,000	706,542
SLM Corp.
1.299%, 7/27/09(l)		5,900,000	5,684,473
1.319%, 7/26/10(l)		2,300,000	1,632,756

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
5.400%, 10/25/11		$644,000	$399,280
1.459%, 1/27/14(l)		885,000	405,732

			54,005,254

Diversified Financial Services (5.1%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13^		2,180,000	2,108,655
Bank of America Corp.
1.371%, 5/21/10(l)		1,500,000	1,417,983
2.100%, 4/30/12		1,000,000	1,002,032
3.125%, 6/15/12		1,350,000	1,396,638
4.750%, 8/15/13		2,970,000	2,301,527
5.625%, 10/14/16		2,300,000	1,951,138
6.000%, 9/1/17		820,000	697,959
5.750%, 12/1/17^		1,415,000	1,188,297
5.650%, 5/1/18^		6,000,000	5,005,620
8.000%, 12/29/49(l)		7,600,000	3,043,724
Bank of America N.A.
1.822%, 5/12/10(l)		5,200,000	4,847,840
1.777%, 6/23/10(l)		9,700,000	8,976,496
5.300%, 3/15/17		1,500,000	1,102,235
6.100%, 6/15/17		525,000	380,474
6.000%, 10/15/36		750,000	496,144
Belvoir Land LLC, Series A-1
5.270%, 12/15/47§		247,000	152,397
Boeing Capital Corp.
6.500%, 2/15/12		1,334,000	1,406,879
BP Capital Markets plc
5.250%, 11/7/13		750,000	802,760
BTM Curacao Holdings N.V.
1.566%, 12/31/49(l)	JPY	100,000,000	957,878
Capital One Capital IV
6.745%, 2/17/37(l)		$692,000	235,975
Caterpillar Financial Services Corp.
1.278%, 8/11/09(l)		6,100,000	6,037,951
5.125%, 10/12/11		326,000	324,187
4.250%, 2/8/13		1,342,000	1,262,657
7.150%, 2/15/19		300,000	274,395
CIT Group, Inc.
1.394%, 6/8/09(l)		3,900,000	3,773,293
5.800%, 7/28/11		700,000	504,800
5.000%, 2/1/15		800,000	487,080
Citigroup, Inc.
4.125%, 2/22/10		1,182,000	1,140,876
4.625%, 8/3/10		185,000	173,554
6.500%, 1/18/11		2,873,000	2,746,775
1.336%, 5/18/11(l)		4,100,000	3,310,721
2.875%, 12/9/11		679,000	698,355
2.125%, 4/30/12		1,000,000	1,003,368
5.300%, 10/17/12		2,250,000	1,983,166
5.500%, 4/11/13^		19,200,000	16,868,582
5.000%, 9/15/14		750,000	497,176
6.125%, 5/15/18		2,693,000	2,324,428
5.850%, 12/11/34		1,499,000	1,143,074
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36		614,000	543,187
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15		2,620,000	2,431,224
Credit Suisse USA, Inc.
5.250%, 3/2/11		1,354,000	1,369,177
General Electric Capital Corp.
1.420%, 6/15/09(l)		5,100,000	5,091,534
1.301%, 5/10/10(l)^		3,700,000	3,474,670
5.000%, 11/15/11		3,681,000	3,660,515
2.214%, 12/9/11(l)		9,000,000	9,162,144
3.000%, 12/9/11		1,354,000	1,394,133
5.875%, 2/15/12		4,002,000	3,972,689
1.474%, 4/10/12(l)		10,000,000	8,344,570
2.200%, 6/8/12		500,000	503,228
5.400%, 2/15/17		1,308,000	1,144,800
6.750%, 3/15/32		1,597,000	1,295,004
5.875%, 1/14/38		1,366,000	975,715
5.500%, 9/15/67(l)§	EUR	10,400,000	5,388,802
6.375%, 11/15/67(l)		$1,415,000	687,099
Goldman Sachs Capital II
5.793%, 12/31/49(l)		1,095,000	455,893
Irwin Land LLC Series A-1
5.030%, 12/15/25(b)§		725,000	532,143
Series A-2
5.300%, 12/15/35(b)§		1,195,000	830,979
John Deere Capital Corp.
7.000%, 3/15/12		600,000	638,886
2.875%, 6/19/12		300,000	307,676
5.250%, 10/1/12		200,000	201,947
4.500%, 4/3/13		500,000	490,497
5.750%, 9/10/18		300,000	284,882
JPMorgan Chase & Co.
1.650%, 2/23/11		5,050,000	5,071,170
3.125%, 12/1/11		2,706,000	2,803,630
1.352%, 12/21/11(l)		2,700,000	2,449,513
6.625%, 3/15/12		2,661,000	2,599,102
2.200%, 6/15/12		5,000,000	5,039,500
1.320%, 11/1/12(l)		1,500,000	1,247,429
6.000%, 1/15/18		674,000	680,796
7.900%, 4/29/49(l)^		982,000	631,072
JPMorgan Chase Capital XV
5.875%, 3/15/35		693,000	406,391
JPMorgan Chase Capital XVIII
6.950%, 8/17/36		671,000	454,770
JPMorgan Chase Capital XXV
6.800%, 10/1/37		3,201,000	2,119,929
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12		2,604,000	2,705,171
Pemex Finance Ltd.
9.030%, 2/15/11		12,000	12,300
Santander Perpetual S.A.U.
6.671%, 10/29/49(l)§		3,500,000	1,925,000
Textron Financial Corp.
5.400%, 4/28/13		250,000	152,728
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	318,949
Unilever Capital Corp.
4.800%, 2/15/19		750,000	747,278

			166,573,211

Insurance (2.0%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		250,000	233,071
Allstate Corp.
5.950%, 4/1/36		634,000	461,312
6.125%, 5/15/37(l)		444,000	239,760
American International Group, Inc.
1.224%, 1/29/10(l)§		10,400,000	6,448,000
5.600%, 10/18/16		1,000,000	441,637
8.250%, 8/15/18§		1,200,000	513,475
6.250%, 5/1/36		700,000	245,634
8.175%, 5/15/58(l)§		17,926,000	1,527,313
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12^		228,000	234,084
5.000%, 8/15/13		600,000	617,009
4.850%, 1/15/15		600,000	605,836

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Chubb Corp.
5.750%, 5/15/18	$1,250,000	$1,234,269
6.375%, 3/29/67(l)	937,000	534,849
General Electric Global Insurance Holdings Corp.
7.000%, 2/15/26	1,228,000	931,445
Hartford Financial Services Group, Inc.
6.100%, 10/1/41	592,000	299,758
Hartford Life Global Funding Trusts
2.166%, 9/15/09(l)	1,083,000	1,021,225
Lincoln National Corp.
6.050%, 4/20/67(l)	2,025,000	425,250
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	255,714
MetLife, Inc.
6.125%, 12/1/11	272,000	269,610
5.700%, 6/15/35	244,000	168,561
6.400%, 12/15/36	2,000,000	840,000
Metropolitan Life Global Funding I
1.278%, 5/17/10(l)§	900,000	849,659
1.406%, 5/18/10(l)§	1,500,000	1,417,850
1.570%, 3/15/12(l)§	25,100,000	20,016,472
5.125%, 4/10/13§	1,550,000	1,415,601
Monumental Global Funding Ltd.
0.736%, 6/16/10(l)§	2,080,000	1,864,349
New York Life Global Funding
4.650%, 5/9/13§	15,000,000	14,606,715
Principal Life Income Funding Trusts
5.125%, 3/1/11	2,642,000	2,604,499
Progressive Corp.
6.700%, 6/15/37(l)	717,000	322,533
Prudential Financial, Inc.
4.500%, 7/15/13	1,319,000	996,024
6.000%, 12/1/17	1,244,000	821,546
Travelers Cos., Inc.
5.800%, 5/15/18	500,000	485,135
6.250%, 3/15/37(l)	1,012,000	537,030
6.250%, 6/15/37	250,000	228,742
Willis North America, Inc.
5.625%, 7/15/15	665,000	480,783

		64,194,750

Real Estate Investment Trusts (REITs) (0.2%)
Duke Realty LP
6.250%, 5/15/13	100,000	72,547
ERP Operating LP
6.625%, 3/15/12	133,000	112,782
5.125%, 3/15/16	500,000	394,530
HCP, Inc.
6.000%, 1/30/17	300,000	201,875
Hospitality Properties Trust
5.625%, 3/15/17	250,000	120,559
HRPT Properties Trust
6.650%, 1/15/18	100,000	59,424
ProLogis
5.500%, 4/1/12	1,304,000	814,206
Simon Property Group LP
5.300%, 5/30/13	1,319,000	1,076,995
5.100%, 6/15/15	658,000	502,548
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15	2,300,000	2,070,000
6.750%, 4/1/17	760,000	649,800

		6,075,266

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
4.500%, 6/15/10	1,380,000	1,275,487

Total Financials		644,778,981

Health Care (1.3%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	678,000	694,272
6.375%, 6/1/37	670,000	642,503
Genentech, Inc.
4.750%, 7/15/15	250,000	249,870

		1,586,645

Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.
5.900%, 9/1/16	1,324,000	1,397,195

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.625%, 6/15/36	946,000	780,509
Cardinal Health, Inc.
5.650%, 6/15/12	250,000	246,996
5.850%, 12/15/17	200,000	182,259
McKesson Corp.
6.500%, 2/15/14	300,000	310,303
Medco Health Solutions, Inc.
7.125%, 3/15/18	250,000	248,116
Roche Holdings, Inc.
3.249%, 2/25/11(l)§	505,000	504,104
5.000%, 3/1/14§	2,250,000	2,344,413
WellPoint Health Networks, Inc.
6.375%, 1/15/12	1,335,000	1,369,082

		5,985,782

Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	1,334,000	1,430,367
5.125%, 4/1/19	1,195,000	1,201,846
6.000%, 4/1/39	300,000	298,305
AstraZeneca plc
5.900%, 9/15/17	300,000	317,651
6.450%, 9/15/37	676,000	701,203
Bristol-Myers Squibb Co.
5.875%, 11/15/36	678,000	647,267
6.875%, 8/1/97	45,000	44,067
Eli Lilly & Co.
3.550%, 3/6/12	1,070,000	1,093,190
5.200%, 3/15/17	1,316,000	1,358,058
5.500%, 3/15/27	300,000	286,131
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	1,027,000	1,068,490
5.650%, 5/15/18	14,024,000	14,384,529
Johnson & Johnson
5.550%, 8/15/17	500,000	556,878
4.950%, 5/15/33	271,000	254,996
Merck & Co., Inc.
5.750%, 11/15/36	250,000	237,726
Novartis Capital Corp.
4.125%, 2/10/14	300,000	306,568
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,740,000	1,766,660
Pfizer, Inc.
4.500%, 2/15/14	250,000	260,747
5.350%, 3/15/15^	3,425,000	3,613,532
Schering-Plough Corp.
6.000%, 9/15/17	350,000	360,830
6.550%, 9/15/37	350,000	355,897

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Teva Pharmaceutical Finance LLC
5.550%, 2/1/16	$268,000	$278,995
6.150%, 2/1/36	270,000	249,074
Wyeth
5.500%, 2/15/16	652,000	663,138
7.250%, 3/1/23	683,000	756,571
5.950%, 4/1/37	500,000	470,868

		32,963,584

Total Health Care		41,933,206

Industrials (1.0%)
Aerospace & Defense (0.2%)
General Dynamics Corp.
5.250%, 2/1/14	500,000	533,227
Goodrich Corp.
6.125%, 3/1/19	200,000	193,994
Honeywell International, Inc.
3.875%, 2/15/14	1,270,000	1,280,908
5.300%, 3/1/18	1,334,000	1,363,395
Lockheed Martin Corp.
4.121%, 3/14/13	158,000	163,139
7.750%, 5/1/26	674,000	771,450
Northrop Grumman Systems Corp.
7.750%, 2/15/31	405,000	489,526
United Technologies Corp.
4.875%, 5/1/15	500,000	523,930
6.125%, 2/1/19	500,000	538,261
6.050%, 6/1/36	660,000	660,661

		6,518,491

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
3.875%, 4/1/14	3,225,000	3,232,892
6.200%, 1/15/38	694,000	706,126

		3,939,018

Airlines (0.3%)
Continental Airlines, Inc. Series 99-A2
7.056%, 9/15/09	850,000	816,000
Southwest Airlines Co.
10.500%, 12/15/11(b)§	7,000,000	7,402,731
UAL Pass Through Trust, Series 2001-1
6.602%, 9/1/13	10,253	9,843

		8,228,574

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	352,551

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	318,500
Pitney Bowes, Inc.
5.750%, 9/15/17	678,000	676,183
Princeton University
4.950%, 3/1/19	1,800,000	1,791,558
R.R. Donnelley & Sons Co.
11.250%, 2/1/19	250,000	216,227
Vanderbilt University
5.250%, 4/1/19	100,000	102,085
Waste Management, Inc.
6.375%, 11/15/12	700,000	704,873
7.375%, 3/11/19	200,000	203,985

		4,013,411

Electrical Equipment (0.0%)
Emerson Electric Co.
4.875%, 10/15/19	500,000	505,548

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	350,000	368,595
5.700%, 3/15/37	200,000	203,383
General Electric Co.
5.000%, 2/1/13	1,081,000	1,081,121
Philips Electronics N.V.
6.875%, 3/11/38	1,348,000	1,307,654
Tyco Electronics Group S.A.
6.000%, 10/1/12	1,342,000	1,141,984
Tyco International Finance S.A.
6.000%, 11/15/13	610,000	573,924

		4,676,661

Machinery (0.0%)
Caterpillar, Inc.
8.250%, 12/15/38	300,000	325,049
Dover Corp.
5.450%, 3/15/18	660,000	679,281

		1,004,330

Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.
5.900%, 7/1/12	1,342,000	1,401,277
Canadian National Railway Co.
6.200%, 6/1/36	680,000	680,819
CSX Corp.
6.250%, 3/15/18	650,000	559,949
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	298,939

		2,940,984

Total Industrials		32,179,568

Information Technology (0.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19^	2,500,000	2,459,662
Motorola, Inc.
6.000%, 11/15/17	676,000	524,245

		2,983,907

Computers & Peripherals (0.1%)
Hewlett-Packard Co.
5.250%, 3/1/12	664,000	697,207
International Business Machines Corp.
5.700%, 9/14/17	890,000	921,926
7.625%, 10/15/18	900,000	1,032,475
6.500%, 1/15/28	1,379,000	1,413,552

		4,065,160

IT Services (0.0%)
Electronic Data Systems Corp. Series B
6.000%, 8/1/13	670,000	709,613
Western Union Co.
5.400%, 11/17/11	1,325,000	1,351,063

		2,060,676

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	1,302,000	1,127,623
6.350%, 5/15/18	1,372,000	1,022,140

		2,149,763

Software (0.1%)
Oracle Corp.
4.950%, 4/15/13	1,100,000	1,162,468

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 1/15/16	$1,302,000	$1,327,556

		2,490,024

Total Information Technology		13,749,530

Materials (0.3%)
Chemicals (0.1%)
Dow Chemical Co.
6.000%, 10/1/12	1,312,000	1,126,725
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	300,000	317,135
6.000%, 7/15/18	350,000	351,445
5.600%, 12/15/36	100,000	85,440
Monsanto Co.
5.125%, 4/15/18	150,000	151,455
5.875%, 4/15/38	100,000	96,035
PPG Industries, Inc.
6.650%, 3/15/18	300,000	293,399
Praxair, Inc.
4.625%, 3/30/15	253,000	262,595
Rohm and Haas Co.
7.850%, 7/15/29	1,200,000	993,428

		3,677,657

Construction Materials (0.0%)
Lafarge S.A.
7.125%, 7/15/36	200,000	116,000

Metals & Mining (0.2%)
Alcoa, Inc.
7.375%, 8/1/10	666,000	666,362
5.900%, 2/1/27	665,000	372,593
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	232,863
6.125%, 6/1/18	250,000	180,863
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	95,785
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	628,000	638,562
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	935,000
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	650,000	582,865
7.125%, 7/15/28	300,000	246,304
Teck Cominco Ltd.
6.125%, 10/1/35	322,000	157,780
Vale Overseas Ltd.
6.875%, 11/21/36	1,366,000	1,179,594
Xstrata Canada Corp.
5.500%, 6/15/17	724,000	499,044

		5,787,615

Paper & Forest Products (0.0%)
International Paper Co.
7.400%, 6/15/14	500,000	412,473
Koch Forest Products, Inc.
2.956%, 12/20/12(l)	31,975	28,128
3.292%, 12/20/12(l)	809,524	712,128
3.459%, 12/20/12(l)	26,396	23,220
Weyerhaeuser Co.
7.375%, 3/15/32	1,315,000	878,711

		2,054,660

Total Materials		11,635,932

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.4%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	531,000	464,739
AT&T Corp.
7.300%, 11/15/11^	38,000	40,831
8.000%, 11/15/31^	698,000	758,157
AT&T, Inc.
6.250%, 3/15/11	1,351,000	1,411,111
5.500%, 2/1/18	585,000	565,669
6.150%, 9/15/34	676,000	592,260
6.800%, 5/15/36	682,000	644,194
6.500%, 9/1/37	1,950,000	1,759,723
6.300%, 1/15/38^	7,300,000	6,410,218
6.400%, 5/15/38^	13,602,000	12,101,808
BellSouth Capital Funding Corp.
7.875%, 2/15/30	687,000	701,445
BellSouth Corp.
5.200%, 9/15/14	1,107,000	1,113,328
6.000%, 11/15/34	290,000	259,757
British Telecommunications plc
8.625%, 12/15/10	1,346,000	1,400,820
9.125%, 12/15/30	693,000	629,877
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	500,000	502,153
8.750%, 6/15/30	668,000	713,629
Embarq Corp.
7.082%, 6/1/16	500,000	450,000
France Telecom S.A.
7.750%, 3/1/11	1,149,000	1,230,570
Frontier Communications Corp.
9.000%, 8/15/31	65,000	44,606
GTE Corp.
6.940%, 4/15/28	67,000	59,995
Qwest Corp.
7.625%, 6/15/15	1,580,000	1,422,000
6.500%, 6/1/17	650,000	539,500
Telecom Italia Capital S.A.
5.250%, 10/1/15	472,000	397,969
6.999%, 6/4/18	500,000	453,193
6.375%, 11/15/33	1,374,000	1,001,105
Telefonica Emisiones S.A.U.
5.984%, 6/20/11	1,350,000	1,388,563
6.421%, 6/20/16	300,000	310,180
6.221%, 7/3/17	669,000	685,601
Telefonica Europe B.V.
7.750%, 9/15/10	165,000	172,303
Verizon Communications, Inc.
5.350%, 2/15/11	600,000	613,770
4.350%, 2/15/13	500,000	495,977
5.550%, 2/15/16	1,315,000	1,293,868
5.500%, 2/15/18	298,000	283,793
8.750%, 11/1/18	2,500,000	2,860,450
7.750%, 12/1/30	678,000	690,790
7.750%, 6/15/32	127,000	128,762
5.850%, 9/15/35	262,000	222,599
6.400%, 2/15/38	667,000	604,671
Verizon Maryland, Inc. Series B
5.125%, 6/15/33	139,000	96,291
Verizon New England, Inc.
6.500%, 9/15/11	797,000	825,929
7.875%, 11/15/29	7,000	6,532
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	312,000	320,566
Verizon New York, Inc. Series A
6.875%, 4/1/12	500,000	512,129

		47,181,431

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	$1,322,000	$1,198,902
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	300,000	320,551
8.125%, 5/1/12	1,348,000	1,469,599
Rogers Communications, Inc.
6.800%, 8/15/18	500,000	499,739
Verizon Wireless Capital LLC
5.250%, 2/1/12§	500,000	506,706
5.550%, 2/1/14§	500,000	500,418
8.500%, 11/15/18§	1,270,000	1,450,748
Vodafone Group plc
7.750%, 2/15/10	595,000	617,362
7.875%, 2/15/30	682,000	749,264
6.150%, 2/27/37	669,000	630,785

		7,944,074

Total Telecommunication Services		55,125,505

Utilities (1.2%)
Electric Utilities (1.0%)
Columbus Southern Power Co. Series D
6.600%, 3/1/33	651,000	565,601
Commonwealth Edison Co.
6.150%, 9/15/17	1,330,000	1,263,931
5.900%, 3/15/36	624,000	510,992
Consolidated Edison Co. of New York, Inc. Series 02-B
4.875%, 2/1/13	1,305,000	1,309,296
Series 07-A
6.300%, 8/15/37	628,000	582,030
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	925,311
Detroit Edison Co. Series A
6.625%, 6/1/36	100,000	97,591
Series G
5.600%, 6/15/18	250,000	244,952
Duke Energy Carolinas LLC
6.000%, 1/15/38	500,000	498,585
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,245,000	1,271,160
EDP Finance B.V.
6.000%, 2/2/18§	875,000	835,355
Enel Finance International S.A.
6.250%, 9/15/17§	7,200,000	6,524,122
Exelon Corp.
4.450%, 6/15/10	636,000	625,358
FirstEnergy Corp. Series B
6.450%, 11/15/11	642,000	642,582
Series C
7.375%, 11/15/31	522,000	424,790
Florida Power & Light Co.
5.550%, 11/1/17	500,000	526,596
4.950%, 6/1/35	875,000	767,981
5.950%, 2/1/38	309,000	312,387
Florida Power Corp.
5.900%, 3/1/33	82,000	80,248
6.400%, 6/15/38	890,000	929,842
Georgia Power Co.
5.400%, 6/1/18	500,000	508,052
5.950%, 2/1/39	250,000	245,863
Hydro Quebec
7.500%, 4/1/16	300,000	365,845
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	244,127
MidAmerican Energy Co.
6.750%, 12/30/31	273,000	272,333
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	704,000	608,221
6.500%, 9/15/37	600,000	554,861
MidAmerican Funding LLC
6.927%, 3/1/29	682,000	654,637
Nevada Power Co.
7.125%, 3/15/19	500,000	490,888
Northern States Power Co.
5.250%, 3/1/18	500,000	509,381
Oncor Electric Delivery Co.
6.800%, 9/1/18§	500,000	490,256
7.250%, 1/15/33	250,000	230,892
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	534,696
6.050%, 3/1/34	657,000	642,903
PacifiCorp
6.000%, 1/15/39	500,000	493,794
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,131,186
Progress Energy Carolinas, Inc.
5.300%, 1/15/19	500,000	506,203
PSEG Power LLC
6.950%, 6/1/12	400,000	409,274
Public Service Co. of Colorado
6.250%, 9/1/37	254,000	263,656
Public Service Electric & Gas Co.
5.300%, 5/1/18	250,000	252,032
5.800%, 5/1/37	250,000	239,319
San Diego Gas & Electric Co.
6.125%, 9/15/37	200,000	207,005
Scottish Power Ltd.
4.910%, 3/15/10	330,000	325,354
Southern California Edison Co.
5.750%, 3/15/14	500,000	540,608
Series 08-A
5.950%, 2/1/38	800,000	792,301
Union Electric Co.
6.700%, 2/1/19	500,000	476,260
Virginia Electric & Power Co. Series A
5.400%, 1/15/16	1,316,000	1,331,822

		33,260,479

Gas Utilities (0.0%)
CenterPoint Energy Resources Corp.
6.150%, 5/1/16	300,000	262,527
Consolidated Natural Gas Co. Series A
5.000%, 3/1/14	75,000	73,471
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	214,283
Southern California Gas Co.
5.500%, 3/15/14	200,000	213,550

		763,831

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
7.000%, 4/1/12	1,275,000	1,252,252
Tennessee Valley Authority
5.500%, 7/18/17	676,000	754,697
6.750%, 11/1/25	697,000	843,419

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.150%, 1/15/38	$691,000	$816,851

		3,667,219

Multi-Utilities (0.1%)
Dominion Resources, Inc. Series 07-A
6.000%, 11/30/17	1,331,000	1,310,094
Series C
5.150%, 7/15/15	383,000	367,366
Series D
5.125%, 12/15/09	45,000	45,279
NiSource Finance Corp.
6.400%, 3/15/18	250,000	202,289
Sempra Energy
9.800%, 2/15/19	600,000	664,581

		2,589,609

Total Utilities		40,281,138

Total Corporate Bonds		938,320,286

Government Securities (91.3%)
Agency ABS (0.6%)
Federal Home Loan Bank
3.375%, 6/24/11	4,000,000	4,141,076
Small Business Administration Series 2003-10A 1
4.628%, 3/10/13	133,424	136,278
Series 2008-P10B 1
5.944%, 8/10/18	3,074,025	3,169,645
Small Business Administration Participation Certificates Series 2004-20A 1
4.930%, 1/1/24	591,950	627,942
Series 2004-20C 1
4.340%, 3/1/24	3,859,893	4,016,008
Series 2005-20B 1
4.625%, 2/1/25	347,539	364,571
Series 2008-20A 1
5.170%, 1/1/28	943,010	998,271
Series 2008-20C 1
5.490%, 3/1/28	3,473,801	3,779,383
Series 2008-20G 1
5.870%, 7/1/28	3,529,472	3,812,756

		21,045,930

Agency CMO (1.0%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13	522,347	523,275
4.500%, 2/15/15	1,506,969	1,528,336
4.500%, 1/15/16	1,996,619	2,021,986
5.000%, 7/15/19	1,979,226	2,002,773
4.500%, 10/15/23	377,383	377,267
5.500%, 2/15/26	895,945	909,188
5.500%, 4/15/26	916,487	932,341
0.906%, 12/15/29(l)	19,066	18,474
5.500%, 1/15/31	605,371	628,138
5.929%, 6/15/36 IO(l)	7,491,189	623,697
6.014%, 9/15/36 IO(l)	3,543,954	277,230
5.294%, 1/15/39 IO(l)	2,537,694	173,607
5.894%, 1/15/39 IO(l)	2,537,694	193,221
Federal National Mortgage Association
4.500%, 2/25/17	1,333,058	1,357,059
4.500%, 3/25/17	1,074,648	1,094,821
5.500%, 9/25/24	694,797	701,712
5.500%, 10/25/24	848,132	857,444
5.500%, 3/25/25	2,137,480	2,163,229
5.500%, 1/25/26	2,292,344	2,322,955
5.500%, 5/25/27	678,625	690,761
6.000%, 8/25/28	283,290	286,228
6.000%, 9/25/30	1,377,921	1,378,836
6.000%, 1/25/32	2,593,936	2,668,078
8.699%, 6/25/32(l)	140,070	148,654
5.310%, 8/25/33	2,900,000	2,966,158
6.000%, 10/25/33	2,570,951	2,644,190
6.500%, 7/25/34	388,890	408,524
5.000%, 7/1/36 IO STRIPS	3,511,667	376,988
6.238%, 4/25/37 IO(l)	8,870,216	705,523
5.748%, 2/25/38 IO(l)	4,522,588	380,021
Government National Mortgage Association
6.500%, 6/20/32	172,538	183,505
5.955%, 7/20/37 IO(l)	6,065,853	393,332
5.965%, 11/20/37 IO(l)	3,664,101	228,748
6.005%, 11/20/37 IO(l)	9,648,974	559,194

		32,725,493

Foreign Governments (1.4%)
Eksportfinans A/S
5.000%, 2/14/12	1,232,000	1,281,278
5.500%, 5/25/16	1,675,000	1,767,267
Emirate of Abu Dhabi
5.500%, 8/2/12§	3,100,000	3,327,261
Export Development Canada
2.625%, 11/15/11	1,000,000	1,008,060
Export-Import Bank of China
5.250%, 7/29/14§	3,700,000	3,869,338
Export-Import Bank of Korea
5.125%, 2/14/11	700,000	688,598
Federative Republic of Brazil
6.000%, 1/17/17	2,700,000	2,693,250
8.000%, 1/15/18	1,500,000	1,636,500
8.250%, 1/20/34	1,351,000	1,499,610
Israel Government AID Bond
5.500%, 4/26/24	585,000	659,035
5.500%, 9/18/33	583,000	709,721
Oesterreichische Kontrollbank AG
2.875%, 3/15/11	500,000	508,150
4.875%, 2/16/16	2,749,000	3,033,340
Province of British Columbia
6.500%, 1/15/26	300,000	369,323
Province of Manitoba
4.900%, 12/6/16	500,000	512,632
Province of Nova Scotia
5.125%, 1/26/17	1,455,000	1,555,177
Province of Ontario
2.625%, 1/20/12	1,500,000	1,507,915
3.500%, 7/15/13	1,000,000	1,022,839
Province of Quebec
4.600%, 5/26/15	1,372,000	1,421,251
7.500%, 9/15/29	500,000	644,476
Republic of Chile
5.500%, 1/15/13	300,000	321,000
Republic of Croatia
4.000%, 7/30/10(l)	308,864	291,045
Republic of Italy
5.625%, 6/15/12	1,256,000	1,333,014
4.500%, 1/21/15	2,699,000	2,706,220
6.875%, 9/27/23	656,000	748,080
Republic of Panama
9.375%, 4/1/29	298,000	326,489
Republic of Peru
8.375%, 5/3/16	300,000	333,150
7.125%, 3/30/19	100,000	101,350
6.550%, 3/14/37	677,000	605,915

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of South Africa
7.375%, 4/25/12	$60,000	$62,676
6.500%, 6/2/14	1,480,000	1,480,000
State of Israel
5.500%, 11/9/16	656,000	705,200
Svensk Exportkredit AB
4.500%, 9/27/10	1,000,000	1,034,749
United Mexican States
6.625%, 3/3/15	670,000	705,175
8.125%, 12/30/19	1,356,000	1,518,720
8.300%, 8/15/31	1,370,000	1,518,645
6.750%, 9/27/34	1,078,000	1,015,260

		44,521,709

Municipal Bonds (1.0%)
Buckeye Tobacco Settlement Financing Authority
6.000%, 6/1/42	4,100,000	2,364,839
California Educational Facilities Authority
4.750%, 10/1/37	900,000	820,224
California State University
5.000%, 11/1/30	300,000	278,523
Chabot-Las Positas, California Community College District (Zero Coupon), 8/1/22	6,230,000	3,118,613
City of Chicago, Illinois
7.222%, 4/2/09(l)§	300,000	239,280
City of Houston, Texas
5.375%, 11/15/38	1,100,000	1,073,655
Golden State Tobacco Securitization Corp.
5.750%, 6/1/47	300,000	170,961
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,074,128
5.000%, 8/1/31	200,000	191,428
5.000%, 8/1/32	1,000,000	943,430
Los Angeles, California Unified School District
4.500%, 7/1/22	1,500,000	1,502,985
4.500%, 7/1/24	1,300,000	1,244,867
4.500%, 7/1/25	1,700,000	1,557,710
4.500%, 1/1/28	1,500,000	1,318,815
Los Gatos, California Union School District
5.000%, 8/1/30	160,000	156,701
New York City Municipal Water Finance Authority
8.850%, 4/9/09(l)§	100,000	97,062
5.000%, 6/15/37	1,900,000	1,841,233
Puerto Rico Sales Tax Financing Corp. (Zero Coupon), 8/1/54	1,100,000	47,377
San Bernardino, California Community College District
5.000%, 8/1/31	1,500,000	1,464,405
State of California
4.500%, 8/1/28	2,200,000	1,844,568
5.000%, 11/1/37	600,000	515,916
5.000%, 12/1/37	1,200,000	1,031,664
6.000%, 4/1/38	1,700,000	1,695,359
State of Texas
4.750%, 4/1/37	6,500,000	6,228,235
Tobacco Settlement Financing Corp./New Jersey
5.000%, 6/1/29	1,010,000	629,129
5.000%, 6/1/41	400,000	207,324

		31,658,431

Supranational (0.6%)
Asian Development Bank
2.125%, 3/15/12	2,000,000	1,999,310
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	426,843
European Investment Bank
4.125%, 9/15/10	1,339,000	1,391,421
3.250%, 10/14/11	2,000,000	2,077,064
4.625%, 5/15/14	5,320,000	5,719,755
4.875%, 2/16/16	1,334,000	1,450,522
Inter-American Development Bank
5.000%, 4/5/11	1,199,000	1,272,044
4.250%, 9/10/18	1,368,000	1,424,739
International Bank for Reconstruction & Development
3.500%, 10/8/13	1,000,000	1,039,033
7.625%, 1/19/23	694,000	947,109
Nordic Investment Bank
3.125%, 2/15/11	1,000,000	1,020,349
5.000%, 2/1/17	300,000	339,647

		19,107,836

U.S. Government Agencies (70.5%)
Federal Farm Credit Bank
4.750%, 5/7/10	1,350,000	1,403,954
5.375%, 7/18/11	2,715,000	2,938,238
3.875%, 8/25/11	1,355,000	1,424,640
4.100%, 5/15/13	1,350,000	1,354,703
5.125%, 8/25/16	685,000	753,990
4.875%, 1/17/17	840,000	914,685
Federal Home Loan Bank
4.000%, 4/20/09(e)	1,800,000	1,803,316
2.375%, 4/30/10	6,780,000	6,879,246
3.375%, 8/13/10	6,770,000	6,973,885
3.375%, 10/20/10	2,710,000	2,798,826
4.875%, 11/18/11	5,420,000	5,868,510
2.250%, 4/13/12	3,000,000	3,022,905
5.250%, 6/5/17	1,350,000	1,527,705
5.000%, 11/17/17	2,740,000	2,993,771
5.625%, 6/11/21#	5,280,000	5,923,289
5.500%, 7/15/36	690,000	787,928
Federal Home Loan Bank of Chicago
5.625%, 6/13/16	2,450,000	2,391,783
Federal Home Loan Mortgage Corp.
2.875%, 4/30/10	12,500,000	12,734,100
4.000%, 6/1/10	531,411	536,542
2.050%, 3/9/11	500,000	501,835
2.000%, 3/16/11	1,000,000	1,000,740
1.625%, 4/26/11	1,000,000	1,002,952
2.625%, 3/19/12	250,000	251,141
2.125%, 3/23/12^	14,100,000	14,206,850
2.500%, 3/23/12	250,000	250,455
2.500%, 4/8/13	250,000	250,177
4.875%, 11/15/13	5,440,000	6,032,683
6.000%, 1/1/14	17,836	18,545
5.500%, 2/1/14	134,813	139,931
3.250%, 3/3/14	1,000,000	1,001,664
6.000%, 7/1/14	10,650	11,087
4.500%, 1/15/15	2,710,000	2,977,848
4.750%, 11/17/15	2,928,000	3,242,148
5.750%, 6/27/16^	2,600,000	2,710,131
6.000%, 2/1/17	297,051	312,673
6.000%, 3/1/17	10,338	10,890
6.500%, 3/1/17	75,956	79,692
6.000%, 4/1/17	263,709	276,511
6.000%, 5/1/17	2,100	2,214
6.000%, 7/1/17	44,028	46,377
6.000%, 8/1/17	79,616	83,404
5.500%, 11/1/17	77,467	81,334
4.875%, 6/13/18	4,000,000	4,435,816
5.000%, 12/14/18	3,600,000	3,476,099
5.000%, 3/25/19	500,000	502,352
3.750%, 3/27/19	500,000	506,716
4.500%, 4/1/21	5,837,706	6,046,161

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 3/1/23	$53,740	$56,044
4.500%, 12/1/23	5,160,501	5,316,262
6.750%, 3/15/31	693,000	924,364
6.500%, 4/1/31	670	712
5.030%, 11/1/31(l)	19,432	19,756
5.500%, 3/1/32	1,204,834	1,256,340
6.250%, 7/15/32	836,000	1,062,314
5.500%, 12/1/33	56,743	59,148
5.000%, 4/1/34	2,338,806	2,419,682
5.500%, 10/1/34	1,439,672	1,500,703
4.774%, 1/1/35(l)	2,768,025	2,839,654
6.000%, 2/1/35	831,775	870,935
5.500%, 10/1/35	484,077	503,388
5.500%, 11/1/35	19,124,313	19,887,232
5.313%, 4/1/36(l)	2,735,444	2,821,074
5.540%, 4/1/36(l)	4,168,261	4,322,450
5.000%, 5/1/36	225,673	233,089
5.849%, 11/1/36(l)	1,295,942	1,342,456
5.672%, 1/1/37(l)	3,870,211	4,010,659
5.876%, 4/1/37(l)	6,223,755	6,479,147
5.414%, 6/1/37(l)	849,570	879,199
5.515%, 6/1/37(l)	8,339,806	8,654,920
5.566%, 6/1/37(l)	953,910	990,820
6.000%, 6/1/37	2,391,153	2,502,608
5.458%, 7/1/37(l)	1,426,039	1,478,178
5.500%, 8/1/37	911,003	946,306
5.500%, 10/1/37	5,125,245	5,323,810
6.000%, 10/1/37	11,041,600	11,556,263
6.000%, 11/1/37	674,935	706,394
5.500%, 1/1/38	765,005	794,643
5.500%, 4/1/38	21,963,927	22,814,866
6.000%, 6/1/38	252,940	264,769
5.500%, 8/1/38	14,413,682	14,972,105
4.500%, 2/1/39	1,382,767	1,413,042
4.500%, 3/1/39	3,790,000	3,872,980
4.000%, 4/15/24 TBA	3,000,000	3,045,936
4.500%, 4/15/24 TBA	100,000	102,875
5.000%, 4/15/24 TBA	10,000,000	10,365,620
6.000%, 4/15/24 TBA	1,800,000	1,884,938
4.500%, 4/15/39 TBA	5,000,000	5,103,125
6.000%, 4/15/39 TBA	117,000,000	122,301,504
6.500%, 4/15/39 TBA	15,000,000	15,810,930
4.500%, 5/15/39 TBA	7,000,000	7,120,316
Federal National Mortgage Association
2.500%, 4/9/10	4,062,000	4,115,046
4.750%, 12/15/10	2,908,000	3,082,733
2.000%, 2/11/11	500,000	501,517
2.000%, 3/2/11	500,000	501,363
1.750%, 3/23/11	12,090,000	12,167,799
2.000%, 4/1/11	2,000,000	2,005,210
2.125%, 4/15/11	250,000	251,188
6.000%, 5/15/11	2,711,000	2,973,110
2.000%, 1/9/12	5,191,000	5,243,325
2.500%, 3/19/12	2,000,000	2,012,326
4.625%, 5/1/13	1,695,000	1,732,866
4.350%, 5/29/13	2,703,000	2,717,510
4.625%, 10/15/13	3,790,000	4,161,663
2.875%, 12/11/13	4,537,000	4,637,862
5.125%, 1/2/14	772,000	797,870
3.000%, 1/13/14	2,687,000	2,685,450
2.750%, 2/5/14^	6,175,000	6,265,668
3.150%, 2/18/14	250,000	250,335
3.375%, 3/10/14	250,000	251,689
2.750%, 3/13/14	12,800,000	12,952,794
4.000%, 5/1/14	4,167,540	4,250,711
7.000%, 4/1/15	42,835	44,770
4.375%, 10/15/15	2,028,000	2,195,705
4.000%, 3/10/16	2,000,000	2,023,196
5.000%, 3/15/16	2,036,000	2,259,488
7.000%, 4/1/16	57,679	60,469
6.000%, 8/1/16	174,699	183,491
5.500%, 2/1/17	253,585	266,244
5.500%, 6/1/17	80,316	84,325
5.375%, 6/12/17	1,000,000	1,116,403
5.500%, 8/1/17	67,944	71,335
5.500%, 10/1/17	71,236	74,792
5.500%, 12/1/17	4,966	5,214
5.500%, 1/1/18	251,836	264,407
5.000%, 3/1/18	3,013,869	3,149,744
5.500%, 4/1/18	281,330	295,022
5.000%, 10/1/18	13,450	14,056
5.500%, 10/1/18	11,141	11,683
5.500%, 11/1/18	2,570,518	2,698,830
5.000%, 1/1/19	440,652	460,518
5.500%, 3/1/19	259,546	272,329
5.500%, 5/1/19	658,486	691,355
5.500%, 7/1/19	76,775	80,440
5.500%, 8/1/19	440,260	461,135
5.500%, 9/1/19	241,143	252,578
5.500%, 11/1/19	231,280	242,246
5.000%, 12/1/19	6,065,998	6,323,308
5.500%, 6/1/20	2,219,239	2,328,894
5.500%, 10/1/20	436,403	456,278
4.500%, 12/1/20	20,659,452	21,397,167
5.500%, 1/1/21	275,158	287,345
5.500%, 2/1/21	99,210	103,604
6.000%, 5/1/21	993,515	1,041,255
6.000%, 8/1/21	2,722,742	2,853,575
6.000%, 10/1/21	1,109,046	1,162,338
5.000%, 1/1/22	189,182	196,647
5.000%, 3/1/22	559,560	581,027
5.000%, 10/1/22	33,110	34,380
5.000%, 12/1/22	10,998,908	11,420,877
5.500%, 12/1/22	5,400,363	5,636,720
5.500%, 3/1/23	643,006	671,148
4.000%, 4/1/23	2,571,107	2,617,804
4.500%, 4/1/23	969,270	999,132
5.000%, 4/1/23	826,490	858,152
4.500%, 5/1/23	1,858,165	1,915,412
4.000%, 6/1/23	1,535,534	1,563,424
5.000%, 7/1/23	824,219	855,793
5.000%, 8/1/23	1,756,224	1,823,502
5.500%, 8/1/23	6,279,656	6,554,496
4.896%, 2/1/24(l)	3,987	3,985
4.500%, 4/1/24	10,065,398	10,374,490
4.983%, 6/1/24(l)	2,277	2,275
5.800%, 2/9/26	680,000	707,026
6.318%, 6/15/27	21,400,000	23,006,990
4.880%, 1/1/28(l)	163,091	164,552
7.125%, 1/15/30	1,586,000	2,179,224
6.500%, 2/1/31	1,163	1,236
6.500%, 8/1/31	544	578
7.000%, 4/1/32	73,034	78,702
7.000%, 5/1/32	7,430	8,003
6.500%, 6/1/32	90,076	95,607
6.500%, 8/1/32	128,660	136,720
6.500%, 9/1/32	1,178,801	1,251,175
5.500%, 11/1/32	419,875	437,753
5.500%, 12/1/32	58,988	61,500
5.000%, 1/1/33	2,432,624	2,520,236
5.500%, 1/1/33	783,938	817,317
5.500%, 2/1/33	1,706,380	1,778,929

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 3/1/33(l)	$180,457	$180,222
5.500%, 3/1/33	2,643,370	2,755,093
5.500%, 6/1/33	24,074,905	25,094,915
5.000%, 7/1/33	845,607	876,062
5.500%, 7/1/33	90,029	93,834
5.000%, 8/1/33	5,622,677	5,820,789
5.500%, 8/1/33	110,130	114,785
5.500%, 10/1/33	813,023	847,386
6.500%, 10/1/33	6,893	7,308
5.000%, 11/1/33	2,180,998	2,257,844
5.500%, 11/1/33	788,485	821,811
5.500%, 12/1/33	327,988	341,851
5.000%, 2/1/34	1,144,418	1,183,668
5.500%, 2/1/34	1,132,001	1,178,431
6.000%, 2/1/34	2,337,587	2,454,216
5.000%, 3/1/34	3,515,297	3,639,157
5.500%, 3/1/34	5,582,281	5,811,242
5.000%, 4/1/34	3,023,638	3,127,339
5.500%, 4/1/34	8,704,869	9,073,227
5.000%, 5/1/34	2,721,750	2,815,097
5.500%, 5/1/34	5,500,249	5,730,645
5.500%, 6/1/34	1,451,294	1,511,178
5.000%, 7/1/34	1,963,564	2,032,749
5.500%, 7/1/34	1,507,380	1,569,931
5.000%, 8/1/34	4,267,784	4,421,491
5.500%, 8/1/34	540,642	563,263
6.000%, 8/1/34	1,429,120	1,500,423
5.500%, 9/1/34	14,706,012	15,309,188
6.500%, 9/1/34	334,924	354,441
5.500%, 11/1/34	30,136,527	31,372,595
5.000%, 12/1/34	2,184,186	2,261,144
5.500%, 1/1/35	44,463,963	46,287,680
5.000%, 2/1/35	825,995	854,324
5.500%, 2/1/35	25,885,187	26,976,479
6.500%, 2/1/35	814,144	859,422
5.000%, 3/1/35	1,160,929	1,200,745
6.000%, 3/1/35	15,519	16,244
4.850%, 4/1/35(l)	2,253,230	2,302,583
6.000%, 4/1/35	7,750,532	8,142,070
6.000%, 5/1/35	664,527	695,605
5.000%, 7/1/35	11,900,494	12,308,644
6.000%, 7/1/35	407,960	427,039
5.500%, 8/1/35	8,782,316	9,139,172
6.000%, 8/1/35	1,162,465	1,216,831
5.000%, 9/1/35	1,082,131	1,120,259
6.000%, 9/1/35	1,284,135	1,344,191
4.500%, 10/1/35	279,147	285,660
5.000%, 10/1/35	480,534	496,939
5.500%, 10/1/35	15,802,739	16,442,693
6.000%, 10/1/35	2,749,351	2,877,930
5.000%, 11/1/35	8,571,450	8,864,085
6.000%, 11/1/35	2,219,765	2,323,578
5.500%, 12/1/35	5,071,311	5,279,314
6.000%, 12/1/35	27,560	28,849
6.500%, 12/1/35	805,410	850,203
5.272%, 1/1/36(l)	2,809,549	2,888,357
6.000%, 1/1/36	707,935	741,043
5.000%, 2/1/36	9,922,035	10,260,779
6.000%, 2/1/36	710,352	743,573
6.000%, 3/1/36	15,252,794	15,966,120
5.500%, 4/1/36	47,889	49,763
6.000%, 4/1/36	75,831	79,342
6.000%, 5/1/36	2,365,294	2,474,803
5.500%, 6/1/36	474,298	493,752
6.000%, 6/1/36	4,267,138	4,464,702
6.500%, 6/1/36	23,903	25,210
5.000%, 7/1/36	24,382,897	25,192,485
5.500%, 7/1/36	5,224,401	5,438,683
6.000%, 7/1/36	4,338,636	4,539,510
6.500%, 7/1/36	42,983	45,334
6.000%, 8/1/36	10,140,970	10,610,485
6.500%, 8/1/36	4,761,137	5,037,374
5.500%, 9/1/36	29,355,154	30,595,868
6.000%, 9/1/36	11,693,828	12,235,239
6.000%, 10/1/36	6,775,174	7,088,855
6.500%, 10/1/36	4,324,474	4,560,926
6.000%, 11/1/36	1,922,529	2,011,539
6.000%, 12/1/36	4,296,433	4,495,352
6.500%, 12/1/36	2,283,853	2,408,729
5.500%, 1/1/37	967,340	1,005,203
6.000%, 1/1/37	1,402,066	1,466,980
7.000%, 1/1/37	63,198	67,390
5.000%, 2/1/37	538,421	556,184
5.500%, 2/1/37	417,050	433,298
6.000%, 2/1/37	1,356,219	1,418,646
5.500%, 3/1/37	2,570,550	2,670,617
6.500%, 3/1/37	402,272	424,245
5.500%, 4/1/37	2,445,043	2,540,224
5.576%, 4/1/37(l)	2,513,121	2,602,005
6.000%, 4/1/37	8,543,941	8,933,694
7.000%, 4/1/37	2,597,422	2,769,726
5.500%, 5/1/37	473,892	492,340
6.500%, 5/1/37	442,479	466,648
6.000%, 6/1/37	270,107	282,429
5.000%, 7/1/37	1,867,947	1,929,572
5.500%, 7/1/37	1,199,006	1,245,681
6.000%, 7/1/37	18,423,079	19,263,495
5.625%, 7/15/37	695,000	775,883
5.500%, 8/1/37	13,915,853	14,481,842
6.000%, 8/1/37	73,279	76,672
5.000%, 9/1/37	266,945	275,752
5.809%, 9/1/37(l)	9,148,533	9,510,315
6.000%, 9/1/37	30,304,830	31,687,263
6.500%, 9/1/37	2,142,318	2,259,334
5.500%, 10/1/37	689,153	716,127
6.500%, 10/1/37	2,718,077	2,866,647
5.000%, 11/1/37	169,327	174,913
6.000%, 11/1/37	5,663,023	5,921,356
7.500%, 11/1/37	832,167	885,462
5.500%, 12/1/37	3,770,233	3,917,396
6.500%, 12/1/37	5,204,320	5,488,588
5.000%, 1/1/38	1,162,529	1,200,883
5.500%, 1/1/38	33,513,249	34,817,857
5.000%, 2/1/38	25,847,103	26,720,846
5.500%, 2/1/38	3,986,321	4,141,753
6.000%, 2/1/38	18,143,994	18,971,680
5.000%, 3/1/38	4,641,199	4,794,315
6.000%, 3/1/38	89,048	93,111
6.500%, 3/1/38	648,140	683,543
5.500%, 4/1/38	1,838,364	1,909,928
5.500%, 5/1/38	7,562,432	7,856,823
6.000%, 5/1/38	20,293,546	21,219,288
5.000%, 6/1/38	583,073	602,309
5.500%, 6/1/38	57,496,378	59,740,149
6.000%, 6/1/38	2,773,541	2,900,063
5.500%, 7/1/38	2,487,033	2,583,848
6.000%, 7/1/38	716,673	749,366
5.500%, 8/1/38	232,357	241,403
6.000%, 8/1/38	3,423,779	3,579,963
5.500%, 9/1/38	9,256,513	9,616,851
6.500%, 9/1/38	963,452	1,016,078
5.500%, 10/1/38	4,790,083	4,976,552

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 11/1/38	$4,915,170	$5,106,508
6.500%, 11/1/38	5,411,879	5,707,484
5.500%, 12/1/38	17,670,981	18,358,878
5.433%, 1/1/39(l)	14,946,425	15,493,846
4.500%, 3/1/39	9,355,853	9,571,201
5.049%, 12/1/40(l)	110,768	112,325
4.000%, 4/25/24 TBA	1,800,000	1,829,812
4.500%, 4/25/24 TBA	3,000,000	3,088,125
5.000%, 4/25/24 TBA	2,500,000	2,592,188
5.000%, 5/25/24 TBA	10,500,000	10,857,651
4.000%, 4/25/39 TBA	3,000,000	3,016,172
4.500%, 4/25/39 TBA	5,400,000	5,518,125
5.500%, 4/25/39 TBA	415,002,000	430,694,056
6.000%, 4/25/39 TBA	223,800,000	233,590,376
6.500%, 4/25/39 TBA	39,300,000	41,387,813
6.500%, 5/25/39 TBA	1,000,000	1,049,375
Government National Mortgage Association
4.625%, 7/20/27(l)	8,015	8,050
6.000%, 9/15/28	10,140	10,655
6.000%, 11/15/28	18,092	19,026
6.000%, 1/15/29	27,707	29,169
6.000%, 2/15/29	16,971	17,866
6.000%, 6/15/29	16,211	17,066
7.000%, 9/15/31	34,317	36,899
7.000%, 10/15/31	5,403	5,812
6.000%, 11/15/31	11,339	11,937
6.000%, 12/15/31	47,774	50,294
7.000%, 2/15/32	26,438	28,252
7.000%, 4/15/32	20,881	22,314
6.500%, 5/15/32	617,272	656,477
7.000%, 5/15/32	21,580	23,209
6.000%, 7/15/32	27,614	29,062
6.000%, 8/15/32	30,208	31,793
6.000%, 1/15/33	18,905	19,884
6.500%, 1/15/33	518,070	552,610
6.000%, 2/15/33	83,595	87,927
6.500%, 2/15/33	650,100	694,015
7.000%, 2/15/33	18,751	19,947
5.500%, 4/15/33	82,490	86,175
6.500%, 6/15/34	661,292	705,644
6.500%, 8/15/34	5,073,909	5,344,034
6.000%, 9/15/34	1,084,441	1,137,934
6.000%, 12/15/34	113,432	119,027
6.000%, 1/15/35	371,143	388,871
6.000%, 2/15/35	178,492	187,018
6.000%, 3/15/35	763,764	800,245
6.000%, 5/15/35	43,434	45,509
6.000%, 7/15/35	456,212	481,590
6.000%, 9/15/35	56,670	59,377
6.000%, 10/15/35	156,797	164,286
6.000%, 12/15/35	268,501	281,326
6.500%, 12/15/35	6,064,377	6,381,393
6.000%, 1/15/36	104,527	109,454
6.000%, 2/15/36	166,399	174,243
6.000%, 3/15/36	128,286	134,333
6.000%, 4/15/36	151,638	158,787
6.000%, 5/15/36	817,802	856,353
6.000%, 6/15/36	1,092,377	1,143,871
6.000%, 7/15/36	2,280,936	2,388,460
6.000%, 8/15/36	3,078,692	3,223,662
6.000%, 9/15/36	1,596,412	1,671,667
6.000%, 10/15/36	2,637,763	2,762,107
6.000%, 11/15/36	70,039	73,341
6.000%, 2/15/37	904,112	946,732
6.000%, 6/15/37	54,878	57,465
6.000%, 11/15/37	54,298	56,857
6.000%, 2/15/38	499,999	523,101
6.000%, 4/15/38	5,081,553	5,320,299
6.000%, 5/15/38	23,210	24,282
6.000%, 6/15/38	499,999	523,101
6.000%, 8/15/38	91,976	96,225
6.000%, 9/15/38	517,161	541,480
6.000%, 10/15/38	2,707,050	2,832,123
6.000%, 11/15/38	451,363	472,218
6.000%, 12/15/38	4,719,004	4,937,034
6.500%, 12/15/38	1,500,001	1,575,584
5.500%, 1/15/39	26,997,841	28,135,534
6.000%, 1/15/39	401,284	419,824
4.500%, 4/15/39 TBA	2,000,000	2,045,624
5.000%, 4/15/39 TBA	12,000,000	12,442,500
6.000%, 4/15/39 TBA	15,600,000	16,277,633
4.500%, 5/15/39 TBA	7,000,000	7,135,625
5.500%, 5/15/39 TBA	10,700,000	11,101,312
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	52,994
0.000%, 10/15/18 STRIPS	75,000	52,476
Small Business Administration Series P10A
4.504%, 2/1/14	432,159	432,028
Small Business Administration Participation Certificates
4.524%, 2/10/13	110,787	113,028
U.S. Department of Housing and Urban Development Series 03-A
5.380%, 8/1/18	1,660,000	1,801,381

		2,308,541,973

U.S. Treasuries (16.2%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,716,000	4,097,977
9.250%, 2/15/16	3,684,000	5,301,795
7.250%, 5/15/16	2,734,000	3,603,114
7.500%, 11/15/16	4,095,000	5,497,857
8.875%, 8/15/17	4,107,000	5,992,368
8.500%, 2/15/20	6,627,000	9,894,939
8.750%, 8/15/20	6,585,000	10,046,241
8.000%, 11/15/21	9,575,000	14,168,013
6.750%, 8/15/26	2,755,000	3,918,987
6.625%, 2/15/27	4,823,000	6,792,139
6.375%, 8/15/27	1,634,000	2,251,345
6.125%, 11/15/27	2,258,000	3,035,599
6.125%, 8/15/29	7,088,000	9,648,540
6.250%, 5/15/30	1,000,000	1,387,812
5.375%, 2/15/31	2,770,000	3,492,363
4.750%, 2/15/37	3,581,000	4,290,486
5.000%, 5/15/37	2,793,000	3,474,665
4.375%, 2/15/38	5,604,000	6,365,797
3.500%, 2/15/39	1,500,000	1,482,195
U.S. Treasury Notes
2.625%, 5/31/10	20,320,000	20,793,862
2.375%, 8/31/10	27,103,000	27,766,807
1.500%, 10/31/10	13,554,000	13,715,482
0.875%, 12/31/10	10,847,000	10,866,915
0.875%, 1/31/11	10,000,000	10,021,900
0.875%, 2/28/11	7,000,000	7,013,370
4.500%, 2/28/11	2,711,000	2,901,193
0.875%, 3/31/11	5,000,000	5,006,640
5.125%, 6/30/11	6,774,000	7,427,054
4.500%, 9/30/11	2,710,000	2,946,279
4.500%, 11/30/11	2,710,000	2,959,404
4.625%, 12/31/11	14,980,000	16,444,055
1.375%, 3/15/12	5,000,000	5,034,765
4.500%, 3/31/12	10,840,000	11,905,366

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 4/30/12	$6,778,000	$7,451,564
4.750%, 5/31/12	5,000,000	5,544,920
4.125%, 8/31/12	5,420,000	5,935,746
3.625%, 12/31/12	6,780,000	7,348,354
3.125%, 4/30/13	9,487,000	10,151,830
3.375%, 6/30/13	9,490,000	10,258,842
3.375%, 7/31/13	10,563,000	11,427,846
2.750%, 10/31/13	5,848,000	6,167,815
4.250%, 11/15/13	5,000,000	5,607,030
2.000%, 11/30/13	8,139,000	8,306,867
1.500%, 12/31/13	3,782,000	3,772,545
2.000%, 1/15/14 TIPS	28,515,750	29,380,119
1.750%, 1/31/14	4,000,000	4,027,200
1.875%, 2/28/14	36,015,000	36,409,004
1.750%, 3/31/14	5,000,000	5,017,190
4.000%, 2/15/15	9,082,000	10,159,071
4.125%, 5/15/15	5,000,000	5,647,265
1.875%, 7/15/15 TIPS	4,500,000	5,011,497
2.375%, 3/31/16	5,000,000	5,032,420
5.125%, 5/15/16	4,087,000	4,875,664
4.875%, 8/15/16	11,810,000	13,896,130
4.625%, 2/15/17	5,458,000	6,341,514
4.750%, 8/15/17	8,186,000	9,575,066
4.250%, 11/15/17	6,650,000	7,543,594
3.875%, 5/15/18	7,432,000	8,198,425
4.000%, 8/15/18	5,000,000	5,556,250
3.750%, 11/15/18	12,000,000	13,080,960
2.750%, 2/15/19	30,625,000	30,792,519

		532,062,571

Total Government Securities		2,989,663,943

Total Long-Term Debt Securities (126.9%) (Cost $4,251,774,357)		4,153,385,738

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co. Series L
7.500%
(Cost $5,000,000)	5,000	2,394,950

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.3%)
Federal Home Loan Bank
0.04%, 4/7/09 (o)(p)	$3,290,000	3,289,973
0.05%, 4/16/09 (o)(p)	13,100,000	13,099,725
Federal Home Loan Mortgage Corp.
0.19%, 6/22/09 (o)(p)	9,700,000	9,695,800
Federal National Mortgage Association
0.05%, 4/13/09 (o)(p)	50,900,000	50,899,135

Total Government Securities		76,984,633

Short-Term Investments of Cash Collateral for Securities Loaned (0.3%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	430,000	430,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	320,000	314,304
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	4,466,982	4,466,982
General Electric Capital Corp.
0.40%, 3/12/10 (l)	60,000	56,714
K2 (USA) LLC
0.37%, 5/29/09 (l)	569,961	569,961
0.37%, 6/18/09 (l)	719,947	717,541
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	359,998	43,200
Links Finance LLC
0.37%, 6/25/09 (l)	209,987	209,080
Monumental Global Funding II
0.43%, 5/26/10 (l)	670,000	569,500
Morgan Stanley
0.46%, 5/7/09 (l)	720,000	720,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	429,946	388,075

Total Short-Term Investments of Cash Collateral for Securities Loaned		8,485,357

Time Deposit (2.6%)
JPMorgan Chase Nassau
0.004%, 4/1/09	84,758,061	84,758,061

Total Short-Term Investments (5.2%) (Cost/Amortized Cost $170,696,985)		170,228,051

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
U.S. Treasury Bonds
May 2009 @ $174.00*	1,422	22,219

Put Options Purchased (0.0%)
Federal National Mortgage Association
June 2009 @ $87.25(b)*	124,000,000	744
June 2009 @ $92.50(b)*	84,000,000	2,100

		2,844

Total Options Purchased (0.0%) (Cost $50,149)		25,063

Total Investments Before Securities Sold Short (132.2%) (Cost/Amortized Cost $4,427,521,491)		4,326,033,802

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-3.8%)
Federal Home Loan Mortgage Corp.
4.500%, 4/15/39 TBA	$(5,100,000)	$(5,205,188)
5.000%, 4/15/39 TBA	(900,000)	(928,125)
5.500%, 4/15/39 TBA	(4,200,000)	(4,357,500)
Federal National Mortgage Association
5.500%, 4/25/24 TBA	(3,400,000)	(3,544,500)
5.000%, 4/25/39 TBA	(24,900,000)	(25,693,688)
5.500%, 4/25/39 TBA	(5,000,000)	(5,189,060)
6.000%, 4/25/39 TBA	(30,400,000)	(31,749,000)
5.500%, 5/25/39 TBA	(27,200,000)	(28,160,486)
6.500%, 5/25/39 TBA	(6,100,000)	(6,401,187)
Government National Mortgage Association
6.000%, 4/15/39 TBA	(6,300,000)	(6,581,534)
6.500%, 4/15/39 TBA	(5,500,000)	(5,769,841)

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Total Securities Sold Short (-3.8%) (Proceeds Received $122,835,532)		$(123,580,109)

Total Investments after Securities Sold Short (128.4%) (Cost/Amortized Cost $4,304,685,959)		4,202,453,693
Other Assets Less Liabilities (-28.4%)		(929,042,975)

Net Assets (100%)		$3,273,410,718

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $3,441,876 or 0.1% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $185,600,040 or 5.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest Only

JPY — Japanese Yen

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

TIPS — Treasury Inflation Protected Security

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation/ (Depreciation)
90 Day EURODollar	473	September-11	$115,067,438	$115,459,300	$391,862
90 Day EURODollar	1,203	December-11	292,257,051	293,005,688	748,637
U.S. Treasury Bonds	158	June-09	19,948,596	20,493,094	544,498
UK Long Gilt	220	June-09	39,378,947	38,893,331	(485,616)

					$1,199,381

Sales
EURODollar	30	June-09	$7,402,933	$7,417,500	$(14,567)
EURODollar	30	September-09	7,397,946	7,417,875	(19,929)
EURODollar	30	December-09	7,385,921	7,406,625	(20,704)
EURODollar	19	March-10	4,670,647	4,688,250	(17,603)
EURODollar	72	June-10	17,410,117	17,738,100	(327,983)
EURODollar	19	September-10	4,648,697	4,673,287	(24,590)
EURODollar	18	December-10	4,392,575	4,418,100	(25,525)
EURODollar	6	March-11	1,461,244	1,470,450	(9,206)
EURODollar	6	June-11	1,458,244	1,467,525	(9,281)
EURODollar	6	September-11	1,455,682	1,464,600	(8,918)
EURODollar	6	December-11	1,445,339	1,453,357	(8,018)
U.S. 10 Year Treasury Notes	37	June-09	4,586,002	4,590,891	(4,889)
U.S. 5 Year Treasury Notes	12	June-09	1,413,911	1,425,187	(11,276)

					$(502,489)

					$696,892

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Brazilian Real vs. U.S. Dollar, expiring 6/2/09	22,265	9,110	$9,453,650	$9,110,135	$343,515
Brazilian Real vs. U.S. Dollar, expiring 6/2/09	15,893	6,739	6,748,063	6,738,601	9,462

					$352,977

Foreign Currency Sell Contracts
Brazilian Real vs. U.S. Dollar, expiring 6/2/09	9,471	22,265	$9,470,511	$9,453,650	$16,861
Brazilian Real vs. U.S. Dollar, expiring 6/2/09	4,022	9,493	4,022,276	4,030,485	(8,209)
Brazilian Real vs. U.S. Dollar, expiring 6/2/09	2,390	6,400	2,390,000	2,717,578	(327,578)
British Pound vs. U.S. Dollar, expiring 4/9/09	54	38	53,561	54,525	(964)
British Pound vs. U.S. Dollar, expiring 4/9/09	6,668	4,597	6,668,358	6,596,113	72,245
European Union vs. U.S. Dollar, expiring 4/14/09	5,236	4,149	5,236,361	5,512,195	(275,834)
Japanese Yen vs. U.S. Dollar, expiring 5/7/09	3,341	324,533	3,340,566	3,280,266	60,300
Japanese Yen vs. U.S. Dollar, expiring 6/4/09	3,343	324,533	3,343,098	3,281,762	61,336

					$(401,843)

					$(48,866)

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Options Written:

Options written through the three months ended March 31, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2009	108	$19,374
Options Written	280	67,200
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(388)	(86,574)
Options Exercised	—	—

Options Outstanding—March 31, 2009	—	$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$2,417,169	$4,320,174,757	$3,441,876	$4,326,033,802
Other Investments*	1,684,997	563,719	—	2,248,716

Total	$4,102,166	$4,320,738,476	$3,441,876	$4,328,282,518

Liabilities
Investments in Securities	$—	$123,580,109	$—	$123,580,109
Other Investments*	988,105	612,585	—	1,600,690

Total	$988,105	$124,192,694	$—	$125,180,799

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$6,379,154	$—
Total gains or losses (realized/unrealized) included in earnings	(231,182)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(2,706,096)	—

Balance as of 3/31/09	$3,441,876	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$334,570	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,505,808,709
Long-term U.S. Treasury securities	1,203,978,995

$7,709,787,704

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,389,967,055
Long-term U.S. Treasury securities	733,072,572

$8,123,039,627

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,237,070
Aggregate gross unrealized depreciation	(165,103,101)

Net unrealized depreciation	$(105,866,031)

Federal income tax cost of investments	$4,431,899,833

At March 31, 2009, the Portfolio had loaned securities with a total value of $8,714,689. This was secured by collateral of $8,956,820, which was received as cash and subsequently invested in short-term investments currently valued at $8,485,357, as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.7%)
Food & Staples Retailing (0.7%)
CVS Caremark Corp.	25,653	$705,201
Drogasil S.A.	33,420	151,991
Walgreen Co.	41,280	1,071,628

Total Consumer Staples		1,928,820

Financials (0.0%)
Insurance (0.0%)
Amil Participacoes S.A.	47,810	131,904

Total Financials		131,904

Health Care (97.4%)
Biotechnology (18.5%)
3SBio, Inc. (ADR)*	49,742	336,753
Abraxis Bioscience, Inc.*	900	42,912
Alexion Pharmaceuticals, Inc.*^	16,430	618,754
Alkermes, Inc.*^	12,300	149,199
Amgen, Inc.*	286,748	14,199,761
Amylin Pharmaceuticals, Inc.*^	111,186	1,306,436
Array BioPharma, Inc.*^	23,196	61,237
Biogen Idec, Inc.*	56,700	2,972,214
BioMarin Pharmaceutical, Inc.*^	62,071	766,577
Celera Corp.*^	148,080	1,129,850
Celgene Corp.*	98,842	4,388,585
Cephalon, Inc.*^	22,840	1,555,404
Cougar Biotechnology, Inc.*^	32,080	1,032,976
CSL Ltd.	18,302	414,115
Cubist Pharmaceuticals, Inc.*	7,300	119,428
Cytokinetics, Inc.*	133,520	226,984
Genzyme Corp.*	88,361	5,247,760
Gilead Sciences, Inc.*	230,293	10,667,172
Grifols S.A.	25,211	363,655
Human Genome Sciences, Inc.*^	287,200	238,376
Incyte Corp.*^	229,648	537,376
Isis Pharmaceuticals, Inc.*	13,300	199,633
Keryx Biopharmaceuticals, Inc.*	138,499	18,974
Ligand Pharmaceuticals, Inc., Class B*	170,900	509,282
Medarex, Inc.*^	16,600	85,158
Myriad Genetics, Inc.*	12,700	577,469
Onyx Pharmaceuticals, Inc.*	13,748	392,505
OSI Pharmaceuticals, Inc.*^	33,275	1,273,102
Pharmasset, Inc.*	4,970	48,756
Progenics Pharmaceuticals, Inc.*^	124,720	821,905
Regeneron Pharmaceuticals, Inc.*^	60,584	839,694
Rigel Pharmaceuticals, Inc.*^	12,549	77,051
Seattle Genetics, Inc.*^	87,609	863,825
United Therapeutics Corp.*^	14,674	969,805
Vertex Pharmaceuticals, Inc.*^	76,465	2,196,839

		55,249,522

Health Care Distributors (2.8%)
AmerisourceBergen Corp.^	81,900	2,674,854
Animal Health International, Inc.*	28,692	35,865
Cardinal Health, Inc.	83,000	2,612,840
Henry Schein, Inc.*^	12,200	488,122
McKesson Corp.	58,803	2,060,457
Owens & Minor, Inc.^	5,400	178,902
Patterson Cos., Inc.*^	12,000	226,320
PSS World Medical, Inc.*^	7,800	111,930

		8,389,290

Health Care Equipment (18.8%)
American Medical Systems Holdings, Inc.*	25,703	286,588
Baxter International, Inc.	183,952	9,422,021
Beckman Coulter, Inc.	38,200	1,948,582
Becton, Dickinson & Co.	51,561	3,466,962
Boston Scientific Corp.*	296,905	2,360,395
C.R. Bard, Inc.	13,500	1,076,220
China Medical Technologies, Inc. (ADR)^	43,280	595,966
Covidien Ltd.	167,738	5,575,611
DexCom, Inc.*^	29,187	120,834
DiaSorin S.p.A.	22,967	512,943
Edwards Lifesciences Corp.*^	20,610	1,249,584
EnteroMedics, Inc.*	60,463	82,230
Gen-Probe, Inc.*^	7,100	323,618
Hill-Rom Holdings, Inc.^	8,100	80,109
Hologic, Inc.*	59,829	783,162
Hospira, Inc.*	94,081	2,903,340
Idexx Laboratories, Inc.*^	8,100	280,098
Insulet Corp.*^	17,109	70,147
Intuitive Surgical, Inc.*^	6,735	642,250
Kinetic Concepts, Inc.*^	7,200	152,064
Masimo Corp.*^	6,600	191,268
Medtronic, Inc.	313,810	9,247,981
Nobel Biocare Holding AG (Registered)	6,575	112,279
NuVasive, Inc.*^	16,580	520,280
ResMed, Inc.*^	17,319	612,053
St. Jude Medical, Inc.*	129,265	4,696,197
STERIS Corp.^	7,600	176,928
Stryker Corp.	32,400	1,102,896
Symmetry Medical, Inc.*^	52,400	330,644
Synthes, Inc.	8,684	966,237
Teleflex, Inc.	5,200	203,268
Thoratec Corp.*^	24,013	616,894
Varian Medical Systems, Inc.*	22,875	696,315
Volcano Corp.*^	139,780	2,033,799
Wright Medical Group, Inc.*	58,782	765,929
Zimmer Holdings, Inc.*	52,782	1,926,543

		56,132,235

Health Care Facilities (0.8%)
Assisted Living Concepts, Inc., Class A*	7,830	106,175
Community Health Systems, Inc.*^	44,900	688,766
Health Management Associates, Inc., Class A*	98,220	253,407
LifePoint Hospitals, Inc.*^	6,900	143,934
Psychiatric Solutions, Inc.*^	7,200	113,256
Rhoen-Klinikum AG	28,974	538,993
Tenet Healthcare Corp.*	51,900	60,204
Universal Health Services, Inc., Class B^	6,700	256,878
VCA Antech, Inc.*^	11,500	259,325

		2,420,938

Health Care Services (4.4%)
Amedisys, Inc.*^	3,500	96,215
Chemed Corp.^	2,900	112,810
DaVita, Inc.*	48,048	2,111,710
Express Scripts, Inc.*	61,051	2,818,725
Laboratory Corp. of America Holdings*^	14,700	859,803

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Lincare Holdings, Inc.*^	9,800	$213,640
Medco Health Solutions, Inc.*	125,245	5,177,628
MEDNAX, Inc.*^	6,200	182,714
Omnicare, Inc.^	14,200	347,758
Quest Diagnostics, Inc.^	28,779	1,366,427

		13,287,430

Health Care Supplies (1.4%)
Alcon, Inc.	17,121	1,556,470
Align Technology, Inc.*	10,796	85,612
Cooper Cos., Inc.^	6,100	161,284
DENTSPLY International, Inc.^	33,602	902,214
Haemonetics Corp.*	3,500	192,780
Immucor, Inc.*^	9,600	241,440
Inverness Medical Innovations, Inc.*^	27,800	740,314
TranS1, Inc.*	11,086	67,514
West Pharmaceutical Services, Inc.^	4,200	137,802
Xtent, Inc.*	22,220	27,775

		4,113,205

Health Care Technology (0.5%)
Allscripts-Misys Healthcare Solutions, Inc.^	24,862	255,830
Cerner Corp.*^	9,200	404,524
Eclipsys Corp.*^	27,680	280,675
HLTH Corp.*^	14,000	144,900
IMS Health, Inc.	24,700	308,009

		1,393,938

Life Sciences Tools & Services (3.5%)
AMAG Pharmaceuticals, Inc.*^	5,377	197,712
Bio-Rad Laboratories, Inc., Class A*	2,500	164,750
Bruker Corp.*	6,400	39,424
Charles River Laboratories International, Inc.*^	8,900	242,169
Covance, Inc.*^	8,600	306,418
ICON plc (ADR)*	9,663	156,057
Illumina, Inc.*^	26,220	976,433
Life Technologies Corp.*	45,706	1,484,531
MDS, Inc.*^	12,800	60,416
Millipore Corp.*^	7,500	430,575
PAREXEL International Corp.*	40,700	396,011
PerkinElmer, Inc.	15,200	194,104
Pharmaceutical Product Development, Inc.^	37,739	895,169
Techne Corp.^	5,000	273,550
Thermo Fisher Scientific, Inc.*	114,225	4,074,406
Varian, Inc.*	9,031	214,396
Waters Corp.*	13,200	487,740

		10,593,861

Managed Health Care (6.9%)
Aetna, Inc.	142,411	3,464,859
AMERIGROUP Corp.*^	16,685	459,505
CIGNA Corp.	47,037	827,381
Coventry Health Care, Inc.*	119,300	1,543,742
Health Net, Inc.*^	77,912	1,128,166
Humana, Inc.*	71,380	1,861,590
Magellan Health Services, Inc.*^	5,200	189,488
UnitedHealth Group, Inc.^	355,316	7,436,764
Universal American Corp.*^	6,200	52,514
WellPoint, Inc.*	92,532	3,513,440

		20,477,449

Pharmaceuticals (39.8%)
Abbott Laboratories, Inc.	302,027	14,406,688
Allergan, Inc.	64,897	3,099,481
ARYx Therapeutics, Inc.*	19,708	67,007
Astellas Pharma, Inc.	22,980	707,748
AstraZeneca plc (ADR)^	24,940	884,123
Auxilium Pharmaceuticals, Inc.*^	6,201	171,892
Bayer AG	6,350	304,205
BioMimetic Therapeutics, Inc.*	13,357	94,835
Biovail Corp.	17,600	192,720
Bristol-Myers Squibb Co.	269,600	5,909,632
Cadence Pharmaceuticals, Inc.*^	20,381	191,174
Daiichi Sankyo Co., Ltd.	99,200	1,676,584
EastPharma Ltd. (GDR)*§†	26,185	52,304
Eisai Co., Ltd.	48,580	1,431,725
Elan Corp. plc (ADR)*^	175,880	1,167,843
Eli Lilly & Co.	164,300	5,489,263
Endo Pharmaceuticals Holdings, Inc.*	15,400	272,272
Forest Laboratories, Inc.*	120,400	2,643,984
H. Lundbeck A/S	25,671	437,527
Hikma Pharmaceuticals plc	29,469	152,711
Ipsen S.A.	24,931	958,449
Johnson & Johnson	263,406	13,855,156
King Pharmaceuticals, Inc.*	32,400	229,068
Laboratorios Almirall S.A.	28,320	245,337
Medicines Co.*^	60,480	655,603
Medicis Pharmaceutical Corp., Class A^	7,300	90,301
Merck & Co., Inc.	287,000	7,677,250
Merck KGaA*	3,486	307,673
Mylan, Inc.*^	41,500	556,515
Novartis AG (ADR)	13,109	495,913
Perrigo Co.^	10,600	263,198
Pfizer, Inc.	1,063,409	14,483,631
Pharmstandard OJSC (GDR), Class S*§†	5,390	46,570
Roche Holding AG	17,269	2,370,939
Sanofi-Aventis S.A. (ADR)	45,619	1,274,139
Schering-Plough Corp.	538,580	12,683,559
Sepracor, Inc.*	14,300	209,638
Shionogi & Co., Ltd.	132,600	2,279,721
Shire plc (ADR)^	27,697	995,430
Takeda Pharmaceutical Co., Ltd.	7,455	258,530
Teva Pharmaceutical Industries Ltd. (ADR)	88,004	3,964,580
UCB S.A.	34,814	1,026,855
Valeant Pharmaceuticals International*^	11,200	199,248
Watson Pharmaceuticals, Inc.*^	14,200	441,762
Wyeth	326,523	14,053,550
XenoPort, Inc.*	4,682	90,644

		119,066,977

Total Health Care		291,124,845

Total Common Stocks (98.1%) (Cost $344,452,871)		293,185,569

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.7%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	$1,130,000	1,130,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	830,000	815,225

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	$12,388,313	$12,388,313
General Electric Capital Corp.
0.40%, 3/12/10 (l)	150,000	141,786
K2 (USA) LLC
0.37%, 5/29/09 (l)	1,509,896	1,509,896
0.37%, 6/18/09 (l)	1,889,860	1,883,547
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	939,994	112,799
Links Finance LLC
0.37%, 6/25/09 (l)	569,964	567,504
Monumental Global Funding II
0.43%, 5/26/10 (l)	1,770,000	1,504,500
Morgan Stanley
0.46%, 5/7/09 (l)	1,890,000	1,890,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,129,859	1,019,825

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,963,395

Time Deposit (3.3%)
JPMorgan Chase Nassau
0.004%, 4/1/09	9,984,305	9,984,305

Total Short-Term Investments (11.0%) (Cost/Amortized Cost $34,182,191)		32,947,700

Total Investments (109.1%) (Cost/Amortized Cost $378,635,062)		326,133,269
Other Assets Less Liabilities (-9.1%)		(27,188,214)

Net Assets (100%)		$298,945,055

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $98,874 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $98,874 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 5/11/09	34	49	$48,072	$48,788	$(716)
European Union vs. U.S. Dollar, expiring 5/11/09	96	121	127,539	120,921	6,618

					$5,902

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 5/11/09	47	33	$46,690	$47,354	$(664)
British Pound vs. U.S. Dollar, expiring 5/11/09	300	204	300,325	292,736	7,589
European Union vs. U.S. Dollar, expiring 5/11/09	126	93	126,267	123,553	2,714
European Union vs. U.S. Dollar, expiring 5/11/09	509	396	508,519	526,098	(17,579)
Swiss Franc vs. U.S. Dollar, expiring 5/11/09	600	700	599,700	615,460	(15,760)

					$(23,700)

					$(17,798)

Options Written:

Options written through the three months ended March 31, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2009	—	$—
Options Written	760	175,200
Options Terminated in Closing Purchase Transactions	(760)	(175,200)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—March 31, 2009	—	$—

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$278,020,469	$48,013,926	$98,874	$326,133,269
Other Investments*	—	16,921	—	16,921

Total	$278,020,469	$48,030,847	$98,874	$326,150,190

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	34,719	—	34,719

Total	$—	$34,719	$—	$34,719

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$267,741	$—
Total gains or losses (realized/unrealized) included in earnings	487,636	—
Purchases, sales, issuances, and settlements (net)	(656,503)	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$98,874	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$487,636	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$147,603,713
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$127,258,844

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,840,016
Aggregate gross unrealized depreciation	(70,694,767)

Net unrealized depreciation	$(67,854,751)

Federal income tax cost of investments	$393,988,020

At March 31, 2009, the Portfolio had loaned securities with a total value of $23,768,292. This was secured by collateral of $24,197,886, which was received as cash and subsequently invested in short-term investments currently valued at $22,963,395, as reported in the portfolio of investments.

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $120, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2009, the Portfolio incurred approximately $387 as brokerage commissions with Exane S.A., and $766 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $5,225,109, which expires in the year 2016.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.4%)
Asset-Backed Securities (0.3%)
Pegasus Aviation Lease Securitization, Series 2001-1A A1
1.026%, 5/10/31(l)§	$3,800,000	$760,000
Triton Aviation Finance, Series 1A A1
1.326%, 6/15/25(b)(l)§	9,236,418	3,048,018

		3,808,018

Non-Agency CMO (0.1%)
American Home Mortgage Assets, Series 2006-5 A1
2.553%, 11/25/46(l)	2,443,943	725,438
Series 2007-3 22A1
6.250%, 6/25/37(e)	1,386,992	739,927
SunTrust Alternative Loan Trust, Series 2006-1F 3A
0.872%, 4/25/36(l)	1,281,436	501,054

		1,966,419

Total Asset-Backed and Mortgage-Backed Securities		5,774,437

Convertible Bonds (0.2%)
Consumer Discretionary (0.1%)
Specialty Retail (0.1%)
Sonic Automotive, Inc.
5.250%, 5/7/09	4,075,000	1,028,938

Total Consumer Discretionary		1,028,938

Energy (0.0%)
Energy Equipment & Services (0.0%)
Transocean, Inc.
1.625%, 12/15/37	375,000	344,531

Total Energy		344,531

Financials (0.1%)
Commercial Banks (0.1%)
National City Corp.
4.000%, 2/1/11	350,000	318,937
U.S. Bancorp
0.000%, 12/11/35(l)	725,000	641,625

		960,562

Insurance (0.0%)
Prudential Financial, Inc.
0.000%, 12/15/37(l)	475,000	467,875

Total Financials		1,428,437

Total Convertible Bonds		2,801,906

Corporate Bonds (35.6%)
Consumer Discretionary (8.7%)
Auto Components (0.8%)
American Tire Distributors, Inc.
7.458%, 4/1/12(l)	4,500,000	3,150,000
7.458%, 4/1/12(l)§	4,300,000	3,010,000
ArvinMeritor, Inc.
8.750%, 3/1/12	960,000	345,600
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12	3,655,000	438,600
Goodyear Tire & Rubber Co.
6.318%, 12/1/09(l)	1,670,000	1,594,850
Tenneco, Inc. Series B
10.250%, 7/15/13	1,350,000	715,500
TRW Automotive, Inc.
7.000%, 3/15/14^§	1,040,000	436,800
United Components, Inc.
9.375%, 6/15/13	4,090,000	1,595,100

		11,286,450

Automobiles (0.2%)
Daimler Finance N.A. LLC
7.750%, 1/18/11	200,000	197,229
6.500%, 11/15/13	200,000	181,211
Ford Motor Co.
7.500%, 8/1/26	5,000,000	1,500,000
General Motors Corp.
8.250%, 7/15/23^	5,000,000	587,500
8.100%, 6/15/24	1,550,000	182,125

		2,648,065

Distributors (0.2%)
SGS International, Inc.
12.000%, 12/15/13	3,760,000	2,058,600

Diversified Consumer Services (0.0%)
Service Corp. International
7.625%, 10/1/18	200,000	172,000

Hotels, Restaurants & Leisure (1.5%)
Dave & Buster’s, Inc.
11.250%, 3/15/14	1,242,000	670,680
Downstream Development Authority of the Quapaw Tribe of Oklahoma
12.000%, 10/15/15§	4,000,000	1,040,000
El Pollo Loco, Inc.
11.750%, 11/15/13^	4,000,000	2,920,000
Harrah’s Operating Co., Inc.
10.750%, 2/1/16	5,550,000	1,054,500
Isle of Capri Casinos, Inc.
7.000%, 3/1/14	1,956,000	1,154,040
Landry’s Restaurants, Inc.
14.000%, 8/15/11§	5,625,000	4,950,000
McDonald’s Corp.
4.300%, 3/1/13	200,000	208,078
MGM MIRAGE, Inc.
13.000%, 11/15/13^§	2,000,000	1,490,000
Mirage Resorts, Inc.
7.250%, 8/1/17	2,985,000	1,074,600
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18	1,500,000	690,000
Shingle Springs Tribal Gaming Authority
9.375%, 6/15/15§	3,300,000	1,369,500
Travelport LLC
5.886%, 9/1/14(l)	3,700,000	1,184,000
9.875%, 9/1/14	3,075,000	1,214,625
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10§	1,575,000	1,228,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14^	304,000	229,520

		20,478,043

Household Durables (0.6%)
Blyth, Inc.
5.500%, 11/1/13	8,050,000	5,876,500
Sealy Mattress Co.
8.250%, 6/15/14^	4,000,000	1,470,000

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Whirlpool Corp.
5.500%, 3/1/13		$200,000	$164,641

			7,511,141

Internet & Catalog Retail (0.1%)
Visant Corp.
7.625%, 10/1/12		1,710,000	1,620,225

Leisure Equipment & Products (0.1%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14§		1,700,000	1,130,500

Media (4.6%)
Allbritton Communications Co.
7.750%, 12/15/12		3,283,000	1,214,710
AMC Entertainment, Inc.
11.000%, 2/1/16		1,459,000	1,327,690
Block Communications, Inc.
8.250%, 12/15/15§		1,750,000	1,299,375
CanWest Media, Inc.
8.000%, 9/15/12		8,667,000	1,690,065
CBS Corp.
6.625%, 5/15/11		200,000	192,522
5.625%, 8/15/12		200,000	172,037
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13(h)		2,500,000	2,087,500
Clear Channel Communications, Inc.
4.250%, 5/15/09		6,750,000	6,007,500
Comcast Corp.
5.500%, 3/15/11		200,000	202,876
5.900%, 3/15/16		400,000	386,386
6.500%, 1/15/17		400,000	395,966
6.950%, 8/15/37		400,000	372,485
COX Communications, Inc.
7.125%, 10/1/12		200,000	199,096
CSC Holdings, Inc.
6.750%, 4/15/12^		2,139,000	2,058,788
7.875%, 2/15/18^		250,000	228,750
7.625%, 7/15/18		100,000	90,000
8.625%, 2/15/19§		500,000	481,250
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%, 3/15/13		502,000	507,647
7.625%, 5/15/16		2,750,000	2,695,000
DISH DBS Corp.
7.000%, 10/1/13		3,000,000	2,782,500
7.125%, 2/1/16		2,390,000	2,139,050
Gallery Capital S.A.
10.125%, 5/15/13§		3,550,000	781,000
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15(e)§		1,700,000	1,411,000
Intelsat Jackson Holdings Ltd.
9.500%, 6/15/16§		1,250,000	1,175,000
Interpublic Group of Cos., Inc.
7.250%, 8/15/11^		4,000,000	3,310,000
Kabel Deutschland GmbH
10.625%, 7/1/14		2,000,000	2,020,000
Lighthouse International Co. S.A.
8.000%, 4/30/14(b)§	EUR	205,000	102,136
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17		$5,071,000	1,179,007
Network Communications, Inc.
10.750%, 12/1/13		7,350,000	1,038,187
News America, Inc.
6.150%, 3/1/37		100,000	72,911
6.650%, 11/15/37		200,000	149,868
Quebecor Media, Inc.
7.750%, 3/15/16		8,527,000	6,480,520
Rainbow National Services LLC
10.375%, 9/1/14§		2,520,000	2,570,400
Reader’s Digest Association, Inc.
9.000%, 2/15/17		8,000,000	460,000
Time Warner Cable, Inc.
6.200%, 7/1/13		200,000	194,698
5.850%, 5/1/17		400,000	358,598
6.550%, 5/1/37		200,000	168,320
Time Warner, Inc.
5.875%, 11/15/16		200,000	189,284
7.700%, 5/1/32		300,000	269,771
Unitymedia GmbH
10.125%, 2/15/15§	EUR	1,750,000	2,162,296
Unitymedia Hessen GmbH & Co. KG
4.976%, 4/15/13(l)§		1,000,000	1,155,882
UPC Holding B.V.
8.625%, 1/15/14§		5,000,000	5,746,195
Viacom, Inc.
5.750%, 4/30/11		$200,000	194,832
6.875%, 4/30/36		200,000	145,921
Videotron Ltd.
9.125%, 4/15/18^§		2,300,000	2,337,375
WPP Finance U.K. Corp.
5.875%, 6/15/14		900,000	796,701

			61,001,095

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17		200,000	183,727
Macy’s Retail Holdings, Inc.
5.350%, 3/15/12		200,000	156,991
Target Corp.
5.125%, 1/15/13		400,000	416,641
6.000%, 1/15/18		200,000	200,870
7.000%, 1/15/38		200,000	187,346

			1,145,575

Specialty Retail (0.2%)
Home Depot, Inc.
4.625%, 8/15/10		200,000	200,406
5.400%, 3/1/16		200,000	179,780
Lowe’s Cos., Inc.
5.600%, 9/15/12		200,000	210,901
Rent-A-Center, Inc. Series B
7.500%, 5/1/10^		2,225,000	2,174,937

			2,766,024

Textiles, Apparel & Luxury Goods (0.3%)
Perry Ellis International, Inc. Series B
8.875%, 9/15/13		5,575,000	3,261,375
Rafaella Apparel Group, Inc. Series B
11.250%, 6/15/11		7,586,000	1,062,040

			4,323,415

Total Consumer Discretionary			116,141,133

Consumer Staples (2.4%)
Beverages (0.2%)
Anheuser-Busch Cos., Inc.
6.000%, 4/15/11		200,000	205,892
4.950%, 1/15/14		200,000	193,942
Bottling Group LLC
6.950%, 3/15/14		300,000	341,109
Coca-Cola Co.
5.350%, 11/15/17		400,000	427,283

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12		$200,000	$223,543
7.375%, 3/3/14		300,000	340,761
Diageo Capital plc
5.750%, 10/23/17		200,000	203,880
Diageo Finance B.V.
5.500%, 4/1/13		400,000	413,439
PepsiCo, Inc.
5.000%, 6/1/18		200,000	206,921
7.900%, 11/1/18		400,000	491,463

			3,048,233

Food & Staples Retailing (0.9%)
American Stores Co.
8.000%, 6/1/26		990,000	846,450
Costco Wholesale Corp.
5.500%, 3/15/17		200,000	210,862
CVS Caremark Corp.
5.750%, 6/1/17		200,000	195,032
6.250%, 6/1/27		100,000	92,153
Ingles Markets, Inc.
8.875%, 12/1/11		1,700,000	1,657,500
Kroger Co.
6.150%, 1/15/20		300,000	296,712
New Albertsons, Inc.
6.950%, 8/1/09		500,000	498,750
7.750%, 6/15/26		2,500,000	2,093,750
6.570%, 2/23/28		100,000	71,125
7.450%, 8/1/29		4,250,000	3,527,500
Rite Aid Corp.
10.375%, 7/15/16^		1,000,000	600,000
Safeway, Inc.
6.350%, 8/15/17		200,000	204,963
Walgreen Co.
4.875%, 8/1/13		200,000	211,935
Wal-Mart Stores, Inc.
4.125%, 2/15/11		400,000	417,826
4.550%, 5/1/13		400,000	424,824
6.500%, 8/15/37		500,000	519,865

			11,869,247

Food Products (0.3%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31		200,000	212,277
Bunge Ltd. Finance Corp.
5.875%, 5/15/13		700,000	623,830
ConAgra Foods, Inc.
8.250%, 9/15/30		100,000	106,929
General Mills, Inc.
5.650%, 9/10/12		200,000	211,274
H.J. Heinz Co.
5.350%, 7/15/13		300,000	309,459
Kellogg Co.
4.250%, 3/6/13		200,000	202,782
Kraft Foods, Inc.
6.250%, 6/1/12		1,100,000	1,160,650
6.125%, 2/1/18		200,000	200,452
6.875%, 2/1/38		200,000	196,407
Sara Lee Corp.
6.125%, 11/1/32		100,000	84,215

			3,308,275

Household Products (0.6%)
American Achievement Corp.
8.250%, 4/1/12§		9,035,000	6,550,375
Kimberly-Clark Corp.
6.125%, 8/1/17		200,000	215,298
Prestige Brands, Inc.
9.250%, 4/15/12		1,369,000	1,307,395
Procter & Gamble Co.
4.850%, 12/15/15		200,000	218,231
5.550%, 3/5/37		100,000	101,855

			8,393,154

Tobacco (0.4%)
Altria Group, Inc.
9.250%, 8/6/19		600,000	641,516
9.950%, 11/10/38		200,000	199,582
Philip Morris International, Inc.
5.650%, 5/16/18		200,000	198,721
Reynolds American, Inc.
7.250%, 6/1/13		200,000	190,821
7.750%, 6/1/18		2,040,000	1,797,191
Vector Group Ltd.
11.000%, 8/15/15		2,025,000	1,620,000

			4,647,831

Total Consumer Staples			31,266,740

Energy (3.3%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
6.500%, 11/15/13		200,000	219,284
Cie Generale de Geophysique-Veritas
7.750%, 5/15/17		600,000	459,000
Forbes Energy Services Ltd.
11.000%, 2/15/15		3,275,000	1,948,625
Helix Energy Solutions Group, Inc.
9.500%, 1/15/16§		1,800,000	1,062,000
Transocean, Inc.
6.000%, 3/15/18		100,000	94,212
6.800%, 3/15/38		200,000	175,707
Weatherford International Ltd.
6.000%, 3/15/18		200,000	163,215

			4,122,043

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16		400,000	344,512
Apache Corp.
5.250%, 4/15/13		100,000	103,557
Canadian Natural Resources Ltd.
6.250%, 3/15/38		200,000	154,050
Chesapeake Energy Corp.
7.500%, 6/15/14		1,350,000	1,218,375
9.500%, 2/15/15^		550,000	534,875
6.625%, 1/15/16^		500,000	416,250
6.875%, 1/15/16		50,000	42,000
6.250%, 1/15/17	EUR	200,000	196,633
7.250%, 12/15/18^		$550,000	451,687
Citic Resources Finance Ltd.
6.750%, 5/15/14§		425,000	318,750
Connacher Oil and Gas Ltd.
10.250%, 12/15/15§		4,400,000	1,386,000
Conoco Funding Co.
6.350%, 10/15/11		200,000	216,400
ConocoPhillips
5.900%, 5/15/38		100,000	88,990
6.500%, 2/1/39		300,000	292,643
ConocoPhillips Canada
5.625%, 10/15/16		300,000	310,676
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18§		2,000,000	1,590,000
Devon Financing Corp. ULC
7.875%, 9/30/31		400,000	408,719

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
El Paso Corp.
7.000%, 6/15/17^		$75,000	$63,876
EnCana Corp.
5.900%, 12/1/17		100,000	94,383
6.625%, 8/15/37		100,000	87,049
Enterprise Products Operating LLC
6.300%, 9/15/17		300,000	276,517
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14		460,000	386,400
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
7.240%, 8/1/10†		9,000,000	7,695,000
Hess Corp.
6.650%, 8/15/11		200,000	204,013
8.125%, 2/15/19		500,000	515,435
Inergy LP/Inergy Finance Corp.
8.250%, 3/1/16		2,042,000	1,939,900
KCS Energy, Inc.
7.125%, 4/1/12		4,400,000	3,982,000
Kinder Morgan Energy Partners LP
5.950%, 2/15/18		200,000	182,092
5.800%, 3/15/35		200,000	148,388
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16		1,610,000	1,352,400
Linn Energy LLC
9.875%, 7/1/18§		1,450,000	1,189,000
Marathon Oil Corp.
5.900%, 3/15/18		400,000	365,198
7.500%, 2/15/19		300,000	302,247
Massey Energy Co.
6.875%, 12/15/13		1,386,000	1,205,820
Nexen, Inc.
6.400%, 5/15/37		200,000	141,853
Range Resources Corp.
7.250%, 5/1/18		1,550,000	1,387,250
Shell International Finance B.V.
4.950%, 3/22/12		100,000	105,273
6.375%, 12/15/38		300,000	315,907
Sonat, Inc.
7.625%, 7/15/11		2,925,000	2,825,749
StatoilHydro ASA
7.150%, 1/15/29		100,000	106,356
Stone Energy Corp.
8.250%, 12/15/11^		6,500,000	3,412,500
Suncor Energy, Inc.
7.150%, 2/1/32		100,000	78,447
6.500%, 6/15/38		200,000	144,441
Trans-Canada Pipelines Ltd.
7.250%, 8/15/38		400,000	373,854
Valero Energy Corp.
6.875%, 4/15/12		1,400,000	1,412,953
4.750%, 6/15/13		100,000	91,103
6.625%, 6/15/37		100,000	70,688
Williams Cos., Inc.
8.125%, 3/15/12^		75,000	76,125
7.750%, 6/15/31^		400,000	324,000
8.750%, 3/15/32		400,000	363,000
Series A
7.500%, 1/15/31		225,000	177,750
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		300,000	255,000
XTO Energy, Inc.
7.500%, 4/15/12		200,000	209,468
6.500%, 12/15/18		400,000	397,399
6.750%, 8/1/37		100,000	91,012

			40,423,963

Total Energy			44,546,006

Financials (8.7%)
Capital Markets (1.0%)
Bank of New York Mellon Corp.
4.950%, 11/1/12		400,000	408,276
Bear Stearns Cos., Inc.
5.350%, 2/1/12		400,000	395,812
5.700%, 11/15/14		200,000	190,085
Deutsche Bank AG/London
5.375%, 10/12/12		100,000	101,429
4.875%, 5/20/13		400,000	392,344
Goldman Sachs Group, Inc.
6.600%, 1/15/12		400,000	399,464
3.250%, 6/15/12		1,500,000	1,565,673
5.150%, 1/15/14		800,000	730,128
5.350%, 1/15/16		600,000	531,761
1.677%, 3/22/16(l)		300,000	204,140
5.950%, 1/18/18		800,000	726,271
6.150%, 4/1/18		1,450,000	1,324,456
6.125%, 2/15/33		200,000	166,564
6.750%, 10/1/37		400,000	270,536
Merrill Lynch & Co., Inc.
4.790%, 8/4/10		400,000	363,676
6.150%, 4/25/13		400,000	336,239
6.875%, 4/25/18		600,000	469,256
7.750%, 5/14/38		400,000	237,449
Morgan Stanley
3.338%, 5/14/10(l)		2,100,000	2,045,581
6.750%, 4/15/11		400,000	400,308
1.950%, 6/20/12		600,000	599,108
5.300%, 3/1/13		400,000	384,624
4.750%, 4/1/14		400,000	327,031
5.450%, 1/9/17		300,000	262,500
5.950%, 12/28/17		400,000	363,361
6.625%, 4/1/18		600,000	572,104

			13,768,176

Commercial Banks (1.1%)
American Express Bank FSB
3.150%, 12/9/11		600,000	619,969
BAC Capital Trust VI
5.625%, 3/8/35		300,000	127,535
Barclays Bank plc
5.450%, 9/12/12		400,000	404,977
6.050%, 12/4/17^§		1,075,000	845,389
Credit Agricole S.A.
4.130%, 11/29/49(l)	EUR	350,000	187,631
Credit Suisse/New York
5.000%, 5/15/13		$900,000	869,653
6.000%, 2/15/18		300,000	261,660
HBOS plc
6.750%, 5/21/18^§		2,000,000	1,542,800
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	374,910
HSBC Holdings plc
6.500%, 5/2/36		400,000	330,154
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		400,000	374,950
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§		1,100,000	495,000
Regions Bank/Alabama
3.250%, 12/9/11		600,000	624,416

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Royal Bank of Scotland Group plc
7.640%, 3/31/49(l)		$1,500,000	$337,500
Societe Generale S.A.
6.999%, 12/29/49(l)	EUR	600,000	374,665
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17		$200,000	170,374
U.S. Bank N.A./Ohio
6.375%, 8/1/11		1,000,000	1,050,228
UBS AG/Connecticut
5.750%, 4/25/18		400,000	334,582
Wachovia Bank N.A.
4.875%, 2/1/15		400,000	328,653
6.600%, 1/15/38		700,000	553,598
Wachovia Corp.
5.300%, 10/15/11		100,000	98,718
5.750%, 2/1/18		600,000	531,526
Wells Fargo & Co.
4.875%, 1/12/11		400,000	395,350
3.000%, 12/9/11		1,400,000	1,447,454
4.375%, 1/31/13		600,000	559,231
5.625%, 12/11/17		300,000	273,724
Wells Fargo Bank N.A.
7.550%, 6/21/10		1,100,000	1,108,048

			14,622,695

Consumer Finance (0.7%)
American Express Co.
6.150%, 8/28/17		500,000	414,367
7.000%, 3/19/18		1,925,000	1,698,123
American Express Credit Corp.
5.875%, 5/2/13		200,000	175,596
American General Finance Corp.
4.875%, 7/15/12		400,000	159,527
Capital One Financial Corp.
6.150%, 9/1/16		100,000	63,300
Ford Motor Credit Co. LLC
7.375%, 10/28/09		1,750,000	1,569,487
GMAC LLC
8.000%, 11/1/31		6,260,000	2,324,789
HSBC Finance Corp.
5.250%, 1/14/11		400,000	342,898
6.375%, 11/27/12		500,000	403,726
5.000%, 6/30/15		400,000	296,398
International Lease Finance Corp.
5.750%, 6/15/11		200,000	129,930
6.625%, 11/15/13		400,000	221,560
Russell-Stanley Holdings, Inc.
9.000%, 11/30/09(b)(h)†		729,508	—
SLM Corp.
1.319%, 7/26/10(l)		800,000	567,915
4.500%, 7/26/10		1,375,000	1,031,250
8.450%, 6/15/18		100,000	54,013

			9,452,879

Diversified Financial Services (4.7%)
AES Ironwood LLC
8.857%, 11/30/25		4,310,096	3,792,885
AES Red Oak LLC Series A
8.540%, 11/30/19		2,029,621	1,846,955
Allstate Life Global Funding Trusts
5.375%, 4/30/13		400,000	386,909
Altra Industrial Motion, Inc.
9.000%, 12/1/11		4,525,000	4,230,875
Axcan Intermediate Holdings, Inc.
12.750%, 3/1/16		1,400,000	1,305,500
Bank of America Corp.
4.500%, 8/1/10		800,000	760,995
3.125%, 6/15/12		1,500,000	1,551,820
4.900%, 5/1/13		1,400,000	1,257,598
5.625%, 10/14/16		800,000	678,657
7.250%, 10/15/25		100,000	62,397
Bank of America N.A.
5.300%, 3/15/17		200,000	146,965
Boeing Capital Corp.
6.500%, 2/15/12		200,000	210,926
C10 Capital SPV Ltd.
6.722%, 12/31/49(l)§		400,000	140,096
Caterpillar Financial Services Corp.
5.050%, 12/1/10		200,000	203,960
4.900%, 8/15/13		200,000	190,363
7.150%, 2/15/19		500,000	457,325
CIT Group, Inc.
5.200%, 11/3/10^		1,800,000	1,451,961
7.625%, 11/30/12		200,000	147,206
Citigroup Capital XXI
8.300%, 12/21/57(l)		100,000	48,150
Citigroup, Inc.
5.125%, 2/14/11		400,000	367,285
2.125%, 4/30/12		1,200,000	1,204,042
5.500%, 4/11/13		800,000	702,858
5.000%, 9/15/14		200,000	132,580
5.850%, 8/2/16		400,000	321,198
6.125%, 5/15/18		600,000	517,882
6.875%, 3/5/38		600,000	523,099
Credit Suisse USA, Inc.
6.500%, 1/15/12		200,000	204,340
El Paso Performance-Linked Trust
7.750%, 7/15/11§		3,250,000	3,115,339
General Electric Capital Corp.
5.875%, 2/15/12		800,000	794,141
2.200%, 6/8/12		600,000	603,874
5.250%, 10/19/12		800,000	770,174
4.800%, 5/1/13		400,000	374,868
5.625%, 5/1/18		1,900,000	1,652,090
6.750%, 3/15/32		100,000	81,090
5.875%, 1/14/38		600,000	428,572
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125%, 2/15/13^		8,875,000	7,055,625
John Deere Capital Corp.
7.000%, 3/15/12		100,000	106,481
2.875%, 6/19/12		500,000	512,793
5.500%, 4/13/17		200,000	189,526
JPMorgan Chase & Co.
6.750%, 2/1/11		1,100,000	1,121,331
6.625%, 3/15/12		800,000	781,391
2.125%, 6/22/12		1,800,000	1,808,680
4.750%, 5/1/13		400,000	387,727
6.000%, 1/15/18		600,000	606,050
6.400%, 5/15/38		300,000	294,154
7.900%, 4/29/49(l)		2,350,000	1,510,204
KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14		3,200,000	992,000
Leucadia National Corp.
8.125%, 9/15/15		8,900,000	7,042,125
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18		100,000	91,411
8.000%, 3/1/32		400,000	369,745
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25(b)§		3,900,000	3,081,000
SMFG Preferred Capital USD 3 Ltd.
9.500%, 7/25/49(l)§		500,000	405,035

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Susser Holdings LLC / Susser Finance Corp.
10.625%, 12/15/13		$1,318,000	$1,278,460
Textron Financial Corp.
4.600%, 5/3/10		300,000	240,057
Unilever Capital Corp.
7.125%, 11/1/10		200,000	214,999
Universal City Development Partners Ltd.
11.750%, 4/1/10		1,800,000	1,543,500
Universal City Florida Holding Co. I/II
5.920%, 5/1/10(l)		2,600,000	910,000
8.375%, 5/1/10		3,650,000	1,277,500

			62,484,769

Insurance (0.7%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		1,000,000	636,257
American International Group, Inc.
1.224%, 1/29/10(l)§		1,350,000	1,039,500
4.000%, 9/20/11	EUR	1,250,000	715,714
1.253%, 10/18/11(l)		$1,725,000	902,955
1.388%, 3/20/12(l)		2,800,000	1,320,236
4.375%, 4/26/16	EUR	1,200,000	478,805
5.450%, 5/18/17		$200,000	79,115
5.850%, 1/16/18		1,200,000	469,805
8.250%, 8/15/18§		1,800,000	770,213
Chubb Corp.
5.750%, 5/15/18		400,000	394,966
Genworth Financial, Inc.
6.515%, 5/22/18		800,000	257,118
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		400,000	352,708
MetLife, Inc.
5.000%, 6/15/15		400,000	329,109
5.700%, 6/15/35		200,000	138,164
Principal Life Income Funding Trusts
5.300%, 4/24/13		200,000	183,737
Prudential Financial, Inc.
5.100%, 9/20/14		200,000	149,753
5.700%, 12/14/36		100,000	48,041
Swiss Re Insurance Solutions Holding Corp.
7.000%, 2/15/26		1,500,000	1,137,759
Travelers Cos., Inc.
6.750%, 6/20/36		400,000	386,233

			9,790,188

Real Estate Investment Trusts (REITs) (0.5%)
ERP Operating LP
5.125%, 3/15/16		400,000	315,623
HCP, Inc.
5.650%, 12/15/13		2,200,000	1,656,006
ProLogis
5.625%, 11/15/15		600,000	305,825
Simon Property Group LP
5.000%, 3/1/12		700,000	595,858
5.625%, 8/15/14		200,000	160,398
5.250%, 12/1/16		200,000	148,973
Ventas Realty LP/Ventas Capital Corp.
6.750%, 6/1/10		1,120,000	1,117,200
9.000%, 5/1/12		1,200,000	1,197,000
6.625%, 10/15/14		225,000	200,250
6.750%, 4/1/17		405,000	346,275

			6,043,408

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc.
6.500%, 2/1/17		450,000	166,500

Total Financials			116,328,615

Health Care (2.2%)
Biotechnology (0.0%)
Amgen, Inc.
4.850%, 11/18/14		200,000	204,990
6.400%, 2/1/39		300,000	288,396
Genentech, Inc.
5.250%, 7/15/35		200,000	167,144

			660,530

Health Care Equipment & Supplies (0.2%)
Accellent, Inc.
10.500%, 12/1/13		1,750,000	1,290,625
Baxter International, Inc.
4.625%, 3/15/15		200,000	203,357
6.250%, 12/1/37		100,000	103,112
Covidien International Finance S.A.
6.000%, 10/15/17		100,000	101,423
Fresenius Medical Care Capital Trust IV
7.875%, 6/15/11		600,000	607,500

			2,306,017

Health Care Providers & Services (0.9%)
Cardinal Health, Inc.
5.500%, 6/15/13		200,000	192,872
CIGNA Corp.
7.875%, 5/15/27		100,000	79,904
HCA, Inc.
9.250%, 11/15/16^		1,400,000	1,274,000
7.500%, 12/15/23		410,000	217,231
Skilled Healthcare Group, Inc.
11.000%, 1/15/14		1,295,000	1,291,763
Surgical Care Affiliates, Inc.
8.875%, 7/15/15 PIK§		1,950,000	1,131,000
10.000%, 7/15/17§		3,250,000	1,657,500
U.S. Oncology Holdings, Inc.
6.904%, 3/15/12 PIK(l)		5,427,408	3,256,445
U.S. Oncology, Inc.
10.750%, 8/15/14		2,108,000	1,939,360
UnitedHealth Group, Inc.
5.250%, 3/15/11		400,000	403,422
WellPoint, Inc.
5.850%, 1/15/36		100,000	80,854

			11,524,351

Pharmaceuticals (1.1%)
Abbott Laboratories, Inc.
5.600%, 5/15/11		200,000	214,448
5.875%, 5/15/16		200,000	214,490
5.600%, 11/30/17		600,000	634,073
Angiotech Pharmaceuticals, Inc.
5.011%, 12/1/13(l)		2,050,000	1,332,500
7.750%, 4/1/14^		2,200,000	627,000
Argatroban Royalty Sub LLC
18.500%, 9/30/14†		4,497,120	3,597,696
AstraZeneca plc
5.400%, 9/15/12		200,000	213,062
6.450%, 9/15/37		200,000	207,456
Bristol-Myers Squibb Co.
5.450%, 5/1/18		200,000	205,173
6.125%, 5/1/38		300,000	299,375
Elan Finance plc/Elan Finance Corp.
5.234%, 11/15/11(l)		2,800,000	2,296,000
5.386%, 12/1/13(l)		2,075,000	1,442,125
Eli Lilly & Co.
5.200%, 3/15/17		100,000	103,196
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13		200,000	208,080
5.650%, 5/15/18		100,000	102,571

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.375%, 5/15/38	$200,000	$201,972
Johnson & Johnson
5.150%, 7/15/18	200,000	217,031
5.850%, 7/15/38	100,000	104,308
Merck & Co., Inc.
6.400%, 3/1/28	200,000	206,247
Novartis Securities Investment Ltd.
5.125%, 2/10/19	600,000	609,193
Phibro Animal Health Corp.
13.000%, 8/1/14§	2,115,000	1,649,700
Schering-Plough Corp.
6.000%, 9/15/17	200,000	206,189
Wyeth
5.500%, 3/15/13	200,000	208,230
6.000%, 2/15/36	100,000	93,318
5.950%, 4/1/37	200,000	188,347

		15,381,780

Total Health Care		29,872,678

Industrials (1.9%)
Aerospace & Defense (0.2%)
Alion Science and Technology Corp.
10.250%, 2/1/15	7,075,000	1,061,250
Boeing Co.
6.125%, 2/15/33	100,000	96,412
General Dynamics Corp.
4.250%, 5/15/13	200,000	207,018
Honeywell International, Inc.
4.250%, 3/1/13	200,000	206,078
Lockheed Martin Corp. Series B
6.150%, 9/1/36	200,000	202,111
Northrop Grumman Systems Corp.
7.125%, 2/15/11	100,000	106,702
United Technologies Corp.
5.375%, 12/15/17	200,000	204,757
6.125%, 7/15/38	100,000	101,524

		2,185,852

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
4.500%, 1/15/13	200,000	210,195
6.200%, 1/15/38	100,000	101,747

		311,942

Airlines (0.2%)
Delta Air Lines, Inc.
8.954%, 8/10/14	3,393,109	2,358,211
UAL Pass-Through Trust Series 2000-2
7.032%, 10/1/10	386,326	370,873

		2,729,084

Building Products (0.1%)
Masco Corp.
4.800%, 6/15/15	1,700,000	1,095,521

Commercial Services & Supplies (0.4%)
MSX International UK/MXS International Business Services FR/MXS International GmBH
12.500%, 4/1/12§	5,620,000	1,967,000
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	96,094
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	400,000	300,128
Sheridan Group, Inc.
10.250%, 8/15/11	5,375,000	3,144,375
Waste Management, Inc.
7.000%, 7/15/28	100,000	88,720

		5,596,317

Construction & Engineering (0.1%)
Esco Corp.
8.625%, 12/15/13§	1,700,000	1,292,000

Electrical Equipment (0.2%)
Emerson Electric Co.
5.250%, 10/15/18	100,000	103,874
Legrand France S.A.
8.500%, 2/15/25	3,000,000	2,526,468

		2,630,342

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	100,000	105,313
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	102,894
General Electric Co.
5.000%, 2/1/13	200,000	200,022
Harland Clarke Holdings Corp.
5.984%, 5/15/15(l)	3,845,000	1,345,750
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	200,000	194,014

		1,947,993

Machinery (0.1%)
Caterpillar, Inc.
6.050%, 8/15/36	100,000	85,795
Danaher Corp.
5.625%, 1/15/18	300,000	308,021
Dover Corp.
6.600%, 3/15/38	100,000	107,900
Trimas Corp.
9.875%, 6/15/12	2,777,000	1,360,730

		1,862,446

Road & Rail (0.4%)
Burlington Northern Santa Fe Corp.
6.150%, 5/1/37	100,000	91,780
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	99,548
CSX Corp.
7.375%, 2/1/19	300,000	277,933
Norfolk Southern Corp.
7.700%, 5/15/17	100,000	111,544
5.750%, 4/1/18	300,000	298,131
Union Pacific Corp.
6.125%, 2/15/20	300,000	292,007
6.150%, 5/1/37	100,000	93,433
United Rentals North America, Inc.
6.500%, 2/15/12^	4,650,000	3,720,000

		4,984,376

Total Industrials		24,635,873

Information Technology (1.7%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.250%, 2/22/11	200,000	211,460
5.500%, 2/22/16	100,000	105,813
Motorola, Inc.
6.000%, 11/15/17	200,000	155,102
Nortel Networks Ltd.
0.000%, 7/15/11(h)	1,750,000	280,000

		752,375

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Computers & Peripherals (0.1%)
Dell, Inc.
6.500%, 4/15/38		$200,000	$160,345
Hewlett-Packard Co.
4.500%, 3/1/13		400,000	411,355
International Business Machines Corp.
4.750%, 11/29/12		200,000	211,982
5.700%, 9/14/17		400,000	414,349
5.875%, 11/29/32		100,000	97,192

			1,295,223

Electronic Equipment, Instruments & Components (0.9%)
Celestica, Inc.
7.875%, 7/1/11		7,780,000	7,585,500
NXP B.V./NXP Funding LLC
5.362%, 10/15/13(l)	EU	R 5,000,000	1,062,880
8.625%, 10/15/15		1,000,000	112,931
Sanmina-SCI Corp.
6.750%, 3/1/13		$1,000,000	390,000
4.070%, 6/15/14(l)§		4,000,000	2,200,000
8.125%, 3/1/16		375,000	131,250

			11,482,561

IT Services (0.3%)
Compucom Systems, Inc.
12.500%, 10/1/15§		3,600,000	2,088,000
SunGard Data Systems, Inc.
9.125%, 8/15/13		2,000,000	1,740,000

			3,828,000

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27		1,400,000	985,978
Xerox Corp.
6.350%, 5/15/18		200,000	149,000

			1,134,978

Semiconductors & Semiconductor Equipment (0.2%)
Freescale Semiconductor, Inc.
8.875%, 12/15/14		1,080,000	226,800
9.125%, 12/15/14 PIK		2,175,000	163,125
Sensata Technologies B.V.
8.000%, 5/1/14		6,975,000	2,092,500

			2,482,425

Software (0.1%)
Oracle Corp.
5.000%, 1/15/11		400,000	419,356
5.750%, 4/15/18		500,000	521,810

			941,166

Total Information Technology			21,916,728

Materials (2.2%)
Chemicals (0.6%)
Chemtura Corp.
6.875%, 6/1/16(h)		1,720,000	774,000
Cognis GmbH
3.320%, 9/15/13(b)(l)§		5,000,000	2,950,000
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13		200,000	207,152
5.250%, 12/15/16		100,000	100,415
Ineos Group Holdings plc
8.500%, 2/15/16§		7,000,000	402,500
Monsanto Co.
7.375%, 8/15/12		200,000	221,414
5.125%, 4/15/18		100,000	100,970
5.875%, 4/15/38		200,000	192,070
Reichhold Industries, Inc.
9.000%, 8/15/14§		4,745,000	1,992,900
Rohm and Haas Co.
5.600%, 3/15/13		500,000	468,108

			7,409,529

Containers & Packaging (0.6%)
Berry Plastics Corp.
5.844%, 2/15/15(l)		4,295,000	3,113,875
Graham Packaging Co. LP/GPC Capital Corp. I
8.500%, 10/15/12		1,550,000	1,189,625
Impress Holdings B.V.
4.219%, 9/15/13(l)§		4,725,000	3,561,469
Packaging Corp. of America
5.750%, 8/1/13		500,000	461,343

			8,326,312

Metals & Mining (0.3%)
Alcoa, Inc.
6.000%, 7/15/13		200,000	159,633
5.900%, 2/1/27		200,000	112,058
ArcelorMittal S.A.
5.375%, 6/1/13		200,000	155,242
6.125%, 6/1/18		200,000	144,690
Barrick N.A. Finance LLC
7.500%, 9/15/38		100,000	95,785
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13		200,000	195,246
FMG Finance Property Ltd.
5.261%, 9/1/11(l)^§		750,000	637,500
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17		1,275,000	1,192,125
Nucor Corp.
5.750%, 12/1/17		200,000	200,117
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13		200,000	179,343
6.500%, 7/15/18		200,000	175,032
7.125%, 7/15/28		100,000	82,102
Vale Overseas Ltd.
6.875%, 11/21/36		400,000	345,416

			3,674,289

Paper & Forest Products (0.7%)
Georgia-Pacific LLC
8.000%, 1/15/24^		3,900,000	3,100,500
7.375%, 12/1/25		6,650,000	4,788,000
7.250%, 6/1/28		1,000,000	695,000
International Paper Co.
7.400%, 6/15/14		200,000	164,989
Newark Group, Inc.
9.750%, 3/15/14		5,660,000	495,250
Smurfit Kappa Treasury Funding Ltd.
7.500%, 11/20/25		300,000	169,500
Westvaco Corp.
8.200%, 1/15/30		500,000	394,180
Weyerhaeuser Co.
6.950%, 10/1/27		100,000	65,083

			9,872,502

Total Materials			29,282,632

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.9%)
AT&T Corp.
7.300%, 11/15/11		400,000	429,803
8.000%, 11/15/31		200,000	217,237
AT&T, Inc.
4.950%, 1/15/13		200,000	202,891
5.100%, 9/15/14		200,000	200,673
5.625%, 6/15/16		400,000	400,877
6.300%, 1/15/38		500,000	439,056

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.400%, 5/15/38	$200,000	$177,942
6.550%, 2/15/39	500,000	453,491
British Telecommunications plc
9.125%, 12/15/30	300,000	272,674
Deutsche Telekom International Finance B.V.
8.750%, 6/15/30	500,000	534,153
Embarq Corp.
7.082%, 6/1/16	100,000	90,000
7.995%, 6/1/36	100,000	75,000
Fairpoint Communications, Inc.
13.125%, 4/1/18§	8,500,000	1,615,000
France Telecom S.A.
7.750%, 3/1/11	400,000	428,397
Frontier Communications Corp.
7.125%, 3/15/19	1,575,000	1,236,375
9.000%, 8/15/31^	100,000	68,625
Hawaiian Telcom Communications, Inc. Series B
9.750%, 5/1/13(h)	4,050,000	60,750
Level 3 Financing, Inc.
12.250%, 3/15/13	1,855,000	1,391,250
Nordic Telephone Co. Holdings ApS
8.875%, 5/1/16(b)§	1,650,000	1,542,750
Qwest Capital Funding, Inc.
7.000%, 8/3/09	2,150,000	2,144,625
7.900%, 8/15/10^	900,000	877,500
Qwest Corp.
8.875%, 3/15/12^	3,131,000	3,091,862
Sprint Capital Corp.
6.900%, 5/1/19^	2,470,000	1,741,350
8.750%, 3/15/32	250,000	167,500
Telcordia Technologies, Inc.
4.844%, 7/15/12(l)§	2,600,000	1,417,000
Telecom Italia Capital S.A.
5.250%, 11/15/13	200,000	179,607
5.250%, 10/1/15	400,000	337,262
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	700,000	723,753
7.045%, 6/20/36	300,000	308,258
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	200,000	193,000
Verizon Communications, Inc.
7.250%, 12/1/10	400,000	422,593
7.375%, 9/1/12	400,000	432,318
5.500%, 2/15/18	600,000	571,395
7.750%, 12/1/30	400,000	407,546
6.900%, 4/15/38	100,000	96,718
West Corp.
9.500%, 10/15/14	755,000	525,669
Wind Acquisition Finance S.A.
10.750%, 12/1/15(b)^§	550,000	544,500
Windstream Corp.
8.625%, 8/1/16	1,475,000	1,449,188

		25,468,588

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35	100,000	80,329
MetroPCS Wireless, Inc.
9.250%, 11/1/14^	110,000	106,700
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	200,000	213,701
8.125%, 5/1/12	200,000	218,041
8.750%, 3/1/31	100,000	109,666
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	99,948
7.500%, 8/15/38	100,000	99,166
Sprint Nextel Corp.
1.632%, 6/28/10(l)	2,175,000	2,012,834
Verizon Wireless Capital LLC
8.500%, 11/15/18§	400,000	456,928
Vodafone Group plc
5.000%, 12/16/13	200,000	202,677
5.625%, 2/27/17	400,000	396,436

		3,996,426

Total Telecommunication Services		29,465,014

Utilities (2.3%)
Electric Utilities (1.0%)
AES Corp.
9.750%, 4/15/16§	525,000	493,500
Appalachian Power Co.
7.950%, 1/15/20	300,000	307,891
7.000%, 4/1/38	200,000	176,156
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	299,379
Carolina Power & Light Co.
6.300%, 4/1/38	300,000	309,358
Commonwealth Edison Co.
6.450%, 1/15/38	400,000	351,939
Consolidated Edison Co. of New York, Inc. Series 07-A
6.300%, 8/15/37	100,000	92,680
Series 08-B
6.750%, 4/1/38	100,000	97,885
Duke Energy Carolinas LLC Series C
7.000%, 11/15/18	100,000	114,818
Duke Energy Corp.
5.650%, 6/15/13	400,000	410,042
Duke Energy Ohio, Inc.
5.700%, 9/15/12	200,000	204,202
Exelon Corp.
4.900%, 6/15/15	200,000	169,815
Exelon Generation Co. LLC
6.200%, 10/1/17	100,000	89,418
FirstEnergy Corp. Series B
6.450%, 11/15/11	200,000	200,181
Series C
7.375%, 11/15/31	200,000	162,755
FPL Group Capital, Inc.
5.625%, 9/1/11	100,000	106,280
Intergen N.V.
9.000%, 6/30/17(b)§	3,550,000	3,212,750
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	88,612
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	400,000	415,270
6.125%, 4/1/36	200,000	177,364
5.950%, 5/15/37	100,000	86,395
6.500%, 9/15/37	200,000	184,954
Midwest Generation LLC Series B
8.560%, 1/2/16	520,915	483,149
Nevada Power Co.
6.500%, 8/1/18	200,000	191,417
Northern States Power Co.
5.250%, 3/1/18	200,000	203,752
Oncor Electric Delivery Co.
6.375%, 5/1/12	100,000	98,890

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Pacific Gas & Electric Co.
8.250%, 10/15/18	$600,000	$707,152
6.050%, 3/1/34	200,000	195,709
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	87,881
Progress Energy, Inc.
7.100%, 3/1/11	100,000	103,669
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	207,101
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	99,047
Southern California Edison Co.
5.750%, 3/15/14	400,000	432,487
Series 08-A
5.950%, 2/1/38	100,000	99,038
Southern Co. Series A
5.300%, 1/15/12	400,000	416,993
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	1,700,000	1,681,229
Tenaska Alabama Partners LP
7.000%, 6/30/21§	47,232	36,440
Texas Competitive Electric Holdings Co. LLC
10.500%, 11/1/16 PIK	225,000	83,250
Union Electric Co.
6.700%, 2/1/19	200,000	190,504
Virginia Electric & Power Co. Series A
4.750%, 3/1/13	200,000	201,924
6.000%, 5/15/37	100,000	95,809

		13,367,085

Gas Utilities (0.4%)
AmeriGas Partners LP
7.250%, 5/20/15	774,000	727,560
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	3,825,000	3,595,500
Oneok, Inc.
6.000%, 6/15/35	100,000	68,352
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13	350,000	332,500

		4,723,912

Independent Power Producers & Energy Traders (0.4%)
Dynegy Holdings, Inc.
7.125%, 5/15/18	400,000	212,000
NRG Energy, Inc.
7.375%, 2/1/16	1,428,000	1,328,040
Reliant Energy Mid-Atlantic Power Holdings LLC Series B
9.237%, 7/2/17	2,546,394	2,444,538
Reliant Energy, Inc.
6.750%, 12/15/14^	1,050,000	966,000
Tennessee Valley Authority
5.500%, 7/18/17	800,000	893,133

		5,843,711

Multi-Utilities (0.2%)
CenterPoint Energy Resources Corp. Series B
7.875%, 4/1/13	200,000	204,766
CMS Energy Corp.
8.500%, 4/15/11	2,000,000	2,010,628
Dominion Resources, Inc. Series B
5.950%, 6/15/35	100,000	84,626
DTE Energy Co.
6.350%, 6/1/16	200,000	173,039
NiSource Finance Corp.
5.450%, 9/15/20	100,000	73,274
Sempra Energy
6.000%, 2/1/13	200,000	203,199

		2,749,532

Multi-Utilities & Unregulated Power (0.3%)
Dynegy-Roseton/Danskammer Pass Through Trust Series A
7.270%, 11/8/10	4,454,287	4,175,895

Total Utilities		30,860,135

Total Corporate Bonds		474,315,554

Government Securities (18.5%)
Foreign Governments (0.7%)
Federative Republic of Brazil
10.250%, 6/17/13	600,000	721,500
8.875%, 10/14/19	200,000	235,000
8.875%, 4/15/24	400,000	461,000
10.125%, 5/15/27	100,000	128,000
8.250%, 1/20/34	600,000	666,000
Province of Manitoba
5.000%, 2/15/12	400,000	426,023
Province of Nova Scotia
5.125%, 1/26/17	200,000	213,770
Province of Ontario
4.950%, 6/1/12	300,000	319,110
4.950%, 11/28/16	400,000	427,921
Province of Quebec
4.875%, 5/5/14	400,000	427,770
4.625%, 5/14/18	400,000	397,602
7.500%, 9/15/29	300,000	386,685
Republic of Italy
3.500%, 7/15/11	1,000,000	1,012,377
5.250%, 9/20/16	800,000	828,128
Republic of Peru
6.550%, 3/14/37	200,000	179,000
Republic of South Africa
5.875%, 5/30/22	400,000	358,000
State of Israel
5.125%, 3/1/14	100,000	108,500
United Mexican States
6.375%, 1/16/13	200,000	211,000
5.625%, 1/15/17	700,000	684,600
8.300%, 8/15/31	200,000	221,700
6.050%, 1/11/40	400,000	342,000

		8,755,686

Municipal Bonds (0.1%)
State of Texas
5.000%, 4/1/37	1,900,000	1,885,845

Supranational (0.4%)
Asian Development Bank
3.000%, 2/15/11	400,000	409,385
4.250%, 10/20/14	400,000	429,008
European Investment Bank
3.125%, 7/15/11	1,400,000	1,445,811
4.250%, 7/15/13	1,000,000	1,052,406
4.875%, 1/17/17	400,000	421,395
Inter-American Development Bank
4.375%, 9/20/12	400,000	424,047
5.125%, 9/13/16	200,000	216,916

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
International Bank for Reconstruction & Development
5.000%, 4/1/16	$400,000	$435,163
4.750%, 2/15/35	100,000	98,547
Nordic Investment Bank
3.625%, 6/17/13	400,000	413,349

		5,346,027

U.S. Government Agencies (4.9%)
Federal Home Loan Bank
2.375%, 4/30/10	2,000,000	2,029,276
3.375%, 8/13/10	2,500,000	2,575,290
3.375%, 10/20/10	2,000,000	2,065,554
5.375%, 8/19/11	1,400,000	1,515,616
5.125%, 8/14/13	800,000	890,415
4.000%, 9/6/13	1,000,000	1,066,432
5.500%, 8/13/14	800,000	911,497
5.000%, 11/17/17	1,200,000	1,311,141
5.500%, 7/15/36	200,000	228,385
Federal Home Loan Mortgage Corp.
4.125%, 7/12/10	5,200,000	5,413,403
3.875%, 6/29/11	4,100,000	4,310,059
4.500%, 7/15/13	2,000,000	2,180,872
2.500%, 1/7/14	1,200,000	1,200,841
5.000%, 7/15/14	1,200,000	1,345,770
5.000%, 4/18/17	200,000	218,445
4.875%, 6/13/18	4,300,000	4,768,502
6.750%, 3/15/31	400,000	533,543
6.250%, 7/15/32	200,000	254,142
6.000%, 2/1/39	7,700,000	8,058,474
Federal National Mortgage Association
4.750%, 3/12/10	1,600,000	1,656,205
2.375%, 5/20/10	1,000,000	1,015,148
3.250%, 8/12/10	2,000,000	2,057,176
6.000%, 5/15/11	800,000	877,347
5.000%, 2/16/12	1,600,000	1,748,392
2.500%, 2/17/12	1,500,000	1,509,416
4.625%, 10/15/13	3,200,000	3,513,805
5.000%, 2/13/17	2,000,000	2,188,858
5.000%, 5/11/17	1,000,000	1,109,631
6.250%, 5/15/29	600,000	750,745
7.125%, 1/15/30	400,000	549,615
6.000%, 9/1/38	6,479,030	6,774,588

		64,628,583

U.S. Treasuries (12.4%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,800,000	4,224,718
9.250%, 2/15/16	600,000	863,485
7.250%, 5/15/16	2,000,000	2,635,782
8.750%, 5/15/17	1,200,000	1,731,000
9.125%, 5/15/18	600,000	908,015
8.125%, 8/15/19	2,000,000	2,900,000
8.750%, 8/15/20	3,500,000	5,339,687
7.875%, 2/15/21	600,000	870,094
8.125%, 8/15/21	600,000	891,844
7.125%, 2/15/23	600,000	843,750
6.750%, 8/15/26	1,600,000	2,276,000
6.625%, 2/15/27	1,100,000	1,549,109
5.500%, 8/15/28	3,800,000	4,795,718
5.250%, 2/15/29	2,000,000	2,462,812
6.125%, 8/15/29	1,000,000	1,361,250
6.250%, 5/15/30	600,000	832,687
4.500%, 2/15/36	1,900,000	2,189,157
4.750%, 2/15/37	800,000	958,500
4.375%, 2/15/38	1,400,000	1,590,313
4.500%, 5/15/38	2,100,000	2,451,750
U.S. Treasury Notes
1.750%, 3/31/10	6,100,000	6,168,863
2.125%, 4/30/10	8,000,000	8,132,816
3.875%, 7/15/10	2,000,000	2,085,390
2.375%, 8/31/10	9,900,000	10,142,471
2.000%, 9/30/10	2,000,000	2,039,922
1.500%, 10/31/10	1,600,000	1,619,062
0.875%, 12/31/10	3,100,000	3,105,692
0.875%, 1/31/11	4,300,000	4,309,417
4.500%, 2/28/11	5,000,000	5,350,780
4.875%, 4/30/11	3,100,000	3,359,383
5.125%, 6/30/11	8,800,000	9,648,373
5.000%, 8/15/11	2,500,000	2,747,655
4.500%, 9/30/11	3,600,000	3,913,877
4.500%, 11/30/11	1,000,000	1,092,031
4.625%, 12/31/11	2,000,000	2,195,468
4.875%, 2/15/12	2,000,000	2,215,624
4.500%, 3/31/12	2,000,000	2,196,562
4.625%, 7/31/12	400,000	443,719
4.000%, 11/15/12	2,000,000	2,192,500
3.875%, 2/15/13	3,200,000	3,505,501
2.750%, 2/28/13	2,500,000	2,634,375
3.500%, 5/31/13	1,200,000	1,301,344
3.375%, 7/31/13	1,800,000	1,947,375
3.125%, 9/30/13	2,600,000	2,784,439
2.750%, 10/31/13	1,800,000	1,898,438
2.000%, 11/30/13	3,600,000	3,674,250
1.500%, 12/31/13	2,100,000	2,094,750
1.750%, 1/31/14	5,800,000	5,839,440
4.750%, 5/15/14	2,400,000	2,771,251
4.250%, 8/15/14	1,600,000	1,811,000
4.000%, 2/15/15	1,000,000	1,118,594
4.250%, 8/15/15	2,000,000	2,278,750
4.875%, 8/15/16	1,000,000	1,176,641
4.625%, 2/15/17	1,000,000	1,161,875
4.750%, 8/15/17	1,700,000	1,988,469
4.250%, 11/15/17	2,000,000	2,268,750
3.500%, 2/15/18	1,200,000	1,287,750
3.875%, 5/15/18	3,500,000	3,860,937
4.000%, 8/15/18	1,900,000	2,111,375
3.750%, 11/15/18	2,800,000	3,052,224

		165,202,804

Total Government Securities		245,818,945

Total Long-Term Debt Securities (54.7%) (Cost $933,846,486)		728,710,842

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Corp. Series B
5.250%	81,000	207,563

Total Consumer Discretionary		207,563

Financials (0.5%)
Commercial Banks (0.2%)
Wells Fargo & Co. Series L
7.500%	6,475	3,101,460

Diversified Financial Services (0.3%)
Bank of America Corp. Series L
7.250%	8,185	3,335,388

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc. Series T
6.500%	18,550	$502,009

		3,837,397

Insurance (0.0%)
American International Group, Inc.
8.500%	700	3,780

Total Financials		6,942,637

Materials (0.1%)
Metals & Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc.
6.750%	8,800	567,600

Total Materials		567,600

Total Convertible Preferred Stocks (0.6%) (Cost $15,239,788)		7,717,800

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.7%)
Federal Home Loan Bank
0.04%, 4/3/09 (o)(p)	$4,400,000	4,399,987
0.04%, 4/7/09 (o)(p)	1,500,000	1,499,988
0.05%, 4/16/09 (o)(p)	200,000	199,996
0.05%, 4/20/09 (o)(p)	300,000	299,992
0.05%, 4/21/09 (o)(p)^	1,200,000	1,199,967
Federal Home Loan Mortgage Corp.
0.19%, 6/22/09 (o)(p)	3,700,000	3,698,398
Federal National Mortgage Association
0.05%, 4/13/09 (o)(p)	7,700,000	7,699,869
0.05%, 4/27/09 (o)(p)	3,800,000	3,799,863

Total Government Securities		22,798,060

Short-Term Investments of Cash Collateral for Securities Loaned (2.7%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	3,840,000	3,840,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	2,820,000	2,769,801
General Electric Capital Corp.
0.40%, 3/12/10 (l)	510,000	482,072
K2 (USA) LLC
0.37%, 5/29/09 (l)	5,119,648	5,119,648
0.37%, 6/18/09 (l)	6,399,526	6,378,145
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	3,199,979	383,998
Links Finance LLC
0.37%, 6/25/09 (l)	1,919,879	1,911,591
Monumental Global Funding II
0.43%, 5/26/10 (l)	6,020,000	5,117,000
Morgan Stanley
0.46%, 5/7/09 (l)	6,400,000	6,400,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,839,519	3,465,600

Total Short-Term Investments of Cash Collateral for Securities Loaned		35,867,855

Total Short-Term Investments (4.4%) (Cost/Amortized Cost $62,865,484)		58,665,915

Total Investments (59.7%) (Cost/Amortized Cost $1,011,951,758)		795,094,557
Other Assets Less Liabilities (40.3%)		536,454,985

Net Assets (100%)		$1,331,549,542

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $11,292,696 or 0.8% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $93,745,390 or 7.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2009.

(p)	Yield to maturity.

(s)	Issuer in bankruptcy.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

PIK — Payment-in Kind Security

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
90 Day Sterling	91	September-09	$15,816,257	$16,091,287	$275,030
90 Day Sterling	86	December-09	14,938,226	15,179,386	241,160
EURODollar	9	December-09	2,144,362	2,221,987	77,625

					$593,815

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 4/9/09	59	84	$84,658	$84,080	$578
Canadian Dollar vs. U.S. Dollar, expiring 7/27/09	2,000	1,588	1,588,787	1,588,310	477
European Union vs. U.S. Dollar, expiring 4/14/09	35	47	46,499	47,404	(905)
European Union vs. U.S. Dollar, expiring 7/27/09	3,475	4,456	4,617,935	4,455,645	162,290

					$162,440

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 4/9/09	1,155	796	$1,154,669	$1,142,159	$12,510
Canadian Dollar vs. U.S. Dollar, expiring 7/27/09	1,587	2,000	1,587,176	1,588,788	(1,612)
European Union vs. U.S. Dollar, expiring 4/14/09	5,934	4,702	5,934,291	6,246,889	(312,598)
European Union vs. U.S. Dollar, expiring 7/27/09	12,891	10,100	12,890,630	13,421,912	(531,282)
European Union vs. U.S. Dollar, expiring 10/16/09	325	255	324,821	339,040	(14,219)

					$(847,201)

					$(684,761)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$3,105,240	$780,696,621	$11,292,696	$795,094,557
Other Investments*	593,815	175,855	—	769,670

Total	$3,699,055	$780,872,476	$11,292,696	$795,864,227

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	860,616	—	860,616

Total	$—	$860,616	$—	$860,616

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MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$10,685,196	$—
Total gains or losses (realized/unrealized) included in earnings	607,500	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$11,292,696	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$599,171	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$303,159,068
Long-term U.S. Treasury securities	164,616,086

$467,775,154

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$898,481,107
Long-term U.S. Treasury securities	0

$898,481,107

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(221,523,564)

Net unrealized depreciation	$(221,523,564)

Federal income tax cost of investments	$1,016,618,121

At March 31, 2009, the Portfolio had loaned securities with a total value of $35,461,806. This was secured by collateral of $40,068,552, which was received as cash and subsequently invested in short-term investments currently valued at $35,867,855, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $298,581,254 of which $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, $11,568,090 expires in the year 2014, and $80,510,058 expires in the year 2016.

See Notes to Portfolio of Investments.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.0%)
AGL Energy Ltd.	25,494	$265,649
Alumina Ltd.	83,420	75,898
Amcor Ltd.	292,768	907,178
AMP Ltd.	112,677	369,258
Aristocrat Leisure Ltd.	18,477	43,731
ASX Ltd.	10,969	224,302
Australia & New Zealand Banking Group Ltd.	307,015	3,373,118
Bendigo and Adelaide Bank Ltd.	18,684	106,683
BHP Billiton Ltd.	240,862	5,368,525
Billabong International Ltd.	9,594	56,830
BlueScope Steel Ltd.	55,753	100,020
Boral Ltd.	33,472	84,286
Brambles Ltd.	79,124	264,831
Caltex Australia Ltd.	7,714	47,919
CFS Retail Property Trust (REIT)	92,244	104,641
Coca-Cola Amatil Ltd.	35,357	213,291
Cochlear Ltd.	3,000	104,703
Commonwealth Bank of Australia	95,581	2,315,246
Computershare Ltd.	28,073	171,629
Crown Ltd.	25,013	109,902
CSL Ltd.	363,335	8,221,101
CSR Ltd.	74,153	62,098
Dexus Property Group (REIT)	185,069	96,833
Fairfax Media Ltd.	140,202	98,222
Fortescue Metals Group Ltd.*	70,697	126,094
Foster’s Group Ltd.	111,778	393,680
Goodman Fielder Ltd.	75,714	55,138
Goodman Group (REIT)	310,692	70,685
GPT Group (REIT)	284,279	86,422
Harvey Norman Holdings Ltd.	30,352	54,366
Incitec Pivot Ltd.	100,176	148,238
Insurance Australia Group Ltd.	126,909	309,188
Leighton Holdings Ltd.	8,255	111,132
Lend Lease Corp., Ltd.	158,838	722,183
Lion Nathan Ltd.	18,832	105,977
Macquarie Airports	39,284	49,725
Macquarie Group Ltd.	18,011	340,455
Macquarie Infrastructure Group	877,418	899,858
Macquarie Office Trust (REIT)	480,697	57,515
Metcash Ltd.	42,414	119,326
Mirvac Group (REIT)	92,109	54,688
National Australia Bank Ltd.	238,850	3,348,327
Newcrest Mining Ltd.	27,467	622,918
Nufarm Ltd.	8,032	63,600
OneSteel Ltd.	47,922	75,330
Orica Ltd.	21,350	219,955
Origin Energy Ltd.	52,831	546,480
OZ Minerals Ltd.†	161,796	62,440
Perpetual Ltd.	4,446	83,527
Qantas Airways Ltd.	675,157	821,334
QBE Insurance Group Ltd.	56,378	758,060
Rio Tinto Ltd.	19,648	770,927
Santos Ltd.	33,326	388,098
Sims Metal Management Ltd.	9,904	117,430
Sonic Healthcare Ltd.	20,629	159,293
SP AusNet	126,326	80,098
Stockland Corp., Ltd. (REIT)	104,298	225,630
Suncorp-Metway Ltd.	69,332	290,314
TABCORP Holdings Ltd.	37,476	169,621
Tatts Group Ltd.	60,790	117,128
Telstra Corp., Ltd.	251,385	561,239
Toll Holdings Ltd.	37,532	163,092
Transurban Group	61,815	201,282
Wesfarmers Ltd.	57,857	756,361
Wesfarmers Ltd. (PPS)	9,268	122,176
Westfield Group (REIT)	117,015	816,479
Westpac Banking Corp.	166,100	2,211,026
Woodside Petroleum Ltd.	27,942	735,594
Woolworths Ltd.	73,893	1,289,937
WorleyParsons Ltd.	9,726	122,338

		42,390,598

Austria (0.2%)
Erste Group Bank AG	11,305	193,352
OMV AG	9,429	313,469
Raiffeisen International Bank Holding AG	3,470	97,951
Strabag SE	2,931	57,647
Telekom Austria AG	19,714	297,920
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	4,403	167,378
Vienna Insurance Group	2,194	63,102
Voestalpine AG^	56,677	742,662
Wienerberger AG	9,869	77,853

		2,011,334

Belgium (1.3%)
Anheuser-Busch InBev N.V.	262,721	7,254,614
Belgacom S.A.	9,372	293,544
Colruyt S.A.	1,132	259,775
Compagnie Nationale A Portefeuille	2,121	98,500
Delhaize Group^	27,874	1,807,804
Dexia S.A.	33,888	117,233
Fortis	143,183	263,383
Groupe Bruxelles Lambert S.A.	4,580	310,882
KBC Groep N.V.	8,616	139,161
Mobistar S.A.	1,677	106,018
Solvay S.A., Class A	3,800	266,056
UCB S.A.	6,009	177,238
Umicore	7,077	130,447

		11,224,655

Bermuda (0.0%)
Chinese Estates Holdings Ltd.	47,000	56,934
Frontline Ltd.	3,000	53,821
Seadrill Ltd.	16,211	159,276

		270,031

Brazil (2.2%)
Cia Vale do Rio Doce (ADR)	210,246	2,796,272
Gafisa S.A.	431,144	2,172,679
Itau Unibanco Banco Multiplo S.A. (ADR)	551,816	6,003,758
Petroleo Brasileiro S.A. (Mexico Exchange) (ADR)	225,079	6,858,157
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	16,680	508,240

		18,339,106

Canada (3.1%)
BCE, Inc.	64,500	1,285,089
Bombardier, Inc., Class B	261,800	610,479
Brookfield Properties Corp.	187,900	1,086,446
Fairfax Financial Holdings Ltd.	5,800	1,499,683
Magna International, Inc., Class A	33,800	899,153
National Bank of Canada	36,700	1,171,908
Nexen, Inc.	67,643	1,147,055
Petro-Canada	75,400	2,025,538
Potash Corp. of Saskatchewan, Inc.	66,289	5,356,814

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Rogers Communications, Inc., Class B	324,687	$7,481,089
Talisman Energy, Inc.	92,100	975,202
TELUS Corp. (Non-Voting), Class A	52,300	1,369,308
Westjet Airlines Ltd. (Variable-Voting), Class A*	124,300	1,145,595

		26,053,359

China (0.3%)
Foxconn International Holdings Ltd.*	250,000	106,116
Industrial & Commercial Bank of China Ltd., Class H	4,953,000	2,576,427

		2,682,543

Denmark (1.4%)
A. P. Moller - Maersk A/S, Class A	33	143,198
A. P. Moller - Maersk A/S, Class B	63	276,729
Carlsberg A/S, Class B	4,090	168,987
Coloplast A/S, Class B	1,495	91,907
Danisco A/S	3,125	93,661
Danske Bank A/S*	23,502	198,153
DSV A/S	12,208	89,929
FLSmidth & Co. A/S	3,019	77,143
Jyske Bank A/S (Registered)*	2,777	63,461
Novo Nordisk A/S, Class B	27,012	1,295,619
Novozymes A/S, Class B	2,979	215,354
Topdanmark A/S*	1,025	101,215
TrygVesta A/S	1,743	88,472
Vestas Wind Systems A/S*^	192,353	8,494,644
William Demant Holding A/S*	1,364	55,094

		11,453,566

Finland (1.0%)
Elisa Oyj	7,882	114,740
Fortum Oyj	26,692	508,074
Kesko Oyj, Class B	4,198	87,027
Kone Oyj, Class B	9,824	203,556
Metso Oyj	8,203	96,767
Neste Oil Oyj*	8,217	109,206
Nokia Oyj	471,635	5,521,539
Nokian Renkaat Oyj	6,806	80,078
Orion Oyj, Class B	5,723	82,802
Outokumpu Oyj	7,619	82,404
Pohjola Bank plc	6,428	37,855
Rautaruukki Oyj	5,471	87,452
Sampo Oyj, Class A	25,034	370,254
Sanoma Oyj	4,655	59,397
Stora Enso Oyj, Class R*	322,003	1,140,117
UPM-Kymmene Oyj	33,326	192,237
Wartsila Oyj	4,571	96,465

		8,869,970

France (8.7%)
Accor S.A.^	137,863	4,791,293
Aeroports de Paris S.A.	1,903	100,953
Air France-KLM	7,720	68,794
Air Liquide S.A.	14,954	1,214,885
Alcatel-Lucent*	138,087	259,630
Alstom S.A.^	83,888	4,343,007
Atos Origin S.A.	3,811	97,706
BioMerieux	789	61,521
BNP Paribas S.A.	166,821	6,875,791
Bouygues S.A.	14,597	520,770
Bureau Veritas S.A.	2,426	91,725
Cap Gemini S.A.	7,916	254,998
Carrefour S.A.	38,233	1,490,014
Casino Guichard Perrachon S.A.	2,049	133,077
Christian Dior S.A.	2,664	146,433
Cie de Saint-Gobain S.A.	29,006	811,742
Cie Generale de Geophysique - Veritas*	9,508	110,126
Cie Generale d’Optique Essilor International S.A.	11,929	461,273
CNP Assurances S.A.	2,125	134,516
Compagnie Generale des Etablissements Michelin, Class B	8,215	304,160
Credit Agricole S.A.	231,464	2,547,318
Dassault Systemes S.A.	3,940	153,203
EDF S.A.	12,408	487,294
Eiffage S.A.	2,348	109,090
Eramet S.A.	299	65,576
Eurazeo S.A.	2,926	78,317
Eutelsat Communications S.A.	4,684	99,580
France Telecom S.A.	207,974	4,729,530
GDF Suez S.A.	73,776	2,536,583
Gecina S.A. (REIT)	1,835	70,440
Groupe Danone S.A.	26,341	1,285,784
Hermes International S.A.	3,032	352,247
ICADE (REIT)	1,261	89,339
Iliad S.A.	1,041	97,140
Imerys S.A.	1,624	59,348
Ipsen S.A.	1,441	55,398
J.C. Decaux S.A.	7,868	89,135
Klepierre S.A. (REIT)	5,327	93,784
Lafarge S.A.^	14,548	653,129
Lagardere S.C.A.	65,364	1,831,786
Legrand S.A.	5,896	102,577
L’Oreal S.A.	14,358	990,085
LVMH Moet Hennessy Louis Vuitton S.A.	19,549	1,225,485
M6-Metropole Television	3,684	60,070
Natixis S.A.	65,236	111,031
Neopost S.A.	1,799	139,404
PagesJaunes Groupe S.A.	7,217	61,089
Pernod-Ricard S.A.	15,609	872,433
Peugeot S.A.	7,355	138,730
PPR S.A.	9,522	609,265
Publicis Groupe S.A.	8,101	207,415
Renault S.A.	87,336	1,803,836
Safran S.A.	12,028	111,810
Sanofi-Aventis S.A.	123,728	6,943,334
Schneider Electric S.A.	13,268	880,912
SCOR SE	11,212	230,956
Societe BIC S.A.	1,711	83,997
Societe Des Autoroutes Paris-Rhin-Rhone	1,449	92,368
Societe Generale S.A.	84,799	3,329,878
Societe Television Francaise 1 S.A.	6,707	52,495
Sodexo S.A.	5,387	245,281
Suez Environnement S.A.*	17,262	253,934
Technip S.A.	5,993	211,211
Thales S.A.	5,720	216,834
Total S.A.	239,084	11,857,577
Unibail-Rodamco S.A. (REIT)	4,684	666,448
Valeo S.A.	4,246	61,948
Vallourec S.A.	15,330	1,421,182
Veolia Environnement	22,484	468,538
Vinci S.A.	25,117	930,317
Vivendi S.A.	70,353	1,858,912
Wendel S.A.	3,254	85,801
Zodiac Aerospace S.A.	2,386	60,499

		74,142,087

Germany (7.6%)
Adidas AG	11,483	383,003
Allianz SE (Registered)	60,428	5,090,650
BASF SE	117,840	3,577,223
Bayer AG	102,056	4,889,132

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Bayerische Motoren Werke (BMW) AG (Preference)	2,983	$51,510
Bayerische Motoren Werke (BMW) AG^	97,027	2,815,422
Beiersdorf AG	5,653	254,205
Celesio AG	25,851	476,432
Commerzbank AG	43,581	233,526
Daimler AG	52,321	1,329,971
Deutsche Bank AG (Registered)^	89,797	3,652,512
Deutsche Boerse AG	11,143	673,209
Deutsche Lufthansa AG (Registered)	148,784	1,618,106
Deutsche Post AG (Registered)	48,350	520,584
Deutsche Postbank AG	5,001	79,606
Deutsche Telekom AG (Registered)	275,979	3,433,271
E.ON AG	229,170	6,379,018
Fraport AG	2,096	67,434
Fresenius Medical Care AG & Co. KGaA	28,705	1,116,138
Fresenius SE	1,611	61,181
Fresenius SE (Preference)	5,469	251,327
GEA Group AG	9,425	100,483
Hamburger Hafen und Logistik AG	2,877	71,218
Hannover Rueckversicherung AG (Registered)	3,389	108,085
HeidelbergCement AG	2,938	96,413
Henkel AG & Co. KGaA	6,445	163,003
Henkel AG & Co. KGaA (Preference)	10,181	276,783
Hochtief AG	2,692	102,170
K+S AG	8,568	398,448
Linde AG^	102,373	6,956,421
MAN AG	23,242	1,013,877
Merck KGaA*	3,661	323,118
Metro AG	6,162	203,672
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	32,530	3,973,290
Porsche Automobil Holding SE (Preference)	5,000	235,438
Puma AG Rudolf Dassler Sport	366	55,651
Q-Cells SE*	3,521	68,942
RWE AG	59,303	4,169,324
RWE AG (Non-Voting Preference)	2,278	141,989
Salzgitter AG	2,273	127,412
SAP AG	61,137	2,171,127
Siemens AG (Registered)	67,053	3,839,926
Solarworld AG	5,370	110,220
Suedzucker AG	4,248	81,947
Symrise AG	15,392	182,480
ThyssenKrupp AG	21,238	372,024
TUI AG	12,203	65,262
United Internet AG	7,184	59,982
Volkswagen AG	5,326	1,639,773
Volkswagen AG (Preference)	6,014	346,764
Wacker Chemie AG	894	74,414

		64,483,116

Greece (0.2%)
Alpha Bank AE	21,095	141,075
Coca Cola Hellenic Bottling Co. S.A.	9,507	135,614
EFG Eurobank Ergasias S.A.	20,292	118,008
Hellenic Petroleum S.A.	6,982	66,945
Hellenic Telecommunications Organization S.A.	18,444	276,857
Marfin Investment Group S.A.*	32,715	119,193
National Bank of Greece S.A.	29,329	446,178
OPAP S.A.	12,656	334,445
Piraeus Bank S.A.	20,067	134,395
Public Power Corp. S.A.	6,689	121,588
Titan Cement Co. S.A.	3,301	70,715

		1,965,013

Hong Kong (2.3%)
ASM Pacific Technology Ltd.	23,300	81,459
Bank of East Asia Ltd.	89,400	172,630
BOC Hong Kong Holdings Ltd.	237,000	242,581
Cathay Pacific Airways Ltd.	67,000	67,386
Cheung Kong Holdings Ltd.	422,000	3,635,727
Cheung Kong Infrastructure Holdings Ltd.	29,000	116,006
China Life Insurance Co., Ltd., Class H	96,000	315,841
China Mobile Ltd.	30,000	261,159
CLP Holdings Ltd.	117,000	803,929
CNOOC Ltd.	2,904,100	2,879,330
Esprit Holdings Ltd.	766,858	3,958,729
Genting International plc*	165,000	56,990
Hang Lung Group Ltd.	52,000	157,873
Hang Lung Properties Ltd.	259,000	608,390
Hang Seng Bank Ltd.	43,700	444,238
Henderson Land Development Co., Ltd.	69,000	262,709
Hong Kong & China Gas Co., Ltd.	229,000	361,110
Hong Kong Aircraft Engineerg Co., Ltd.	8,000	68,833
Hong Kong Exchanges and Clearing Ltd.	58,800	555,587
HongKong Electric Holdings Ltd.	79,500	471,860
Hopewell Highway Infrastructure Ltd.	7,350	4,144
Hopewell Holdings Ltd.	40,500	106,377
Hutchison Telecommunications International Ltd.	198,000	61,809
Hutchison Whampoa Ltd.	122,000	598,352
Hysan Development Co., Ltd.	33,000	55,789
Kerry Properties Ltd.	41,000	98,647
Kingboard Chemical Holdings Ltd.	31,500	65,453
Li & Fung Ltd.	134,000	314,753
Lifestyle International Holdings Ltd.	80,500	64,416
Link REIT (REIT)	123,500	243,879
Mongolia Energy Co., Ltd.*	214,000	61,684
MTR Corp.	90,500	217,692
New World Development Ltd.	141,000	140,683
Noble Group Ltd.	94,000	73,650
NWS Holdings Ltd.	47,000	64,086
Orient Overseas International Ltd.	25,500	63,524
Pacific Basin Shipping Ltd.	195,000	88,753
Shangri-La Asia Ltd.	84,000	96,175
Sino Land Co.	108,000	108,043
Sun Hung Kai Properties Ltd.	81,000	725,577
Swire Pacific Ltd., Class A	46,000	306,940
Television Broadcasts Ltd.	16,000	51,101
Wharf Holdings Ltd.	82,000	206,761
Wheelock & Co., Ltd.	59,000	99,283
Wing Hang Bank Ltd.	10,000	48,391
Yue Yuen Industrial Holdings Ltd.	42,500	97,528

		19,585,857

India (0.4%)
ICICI Bank Ltd. (ADR)	231,472	3,076,263

Ireland (0.2%)
CRH plc	39,135	849,081
Elan Corp. plc*	29,254	201,470
Experian plc	59,387	372,035
Kerry Group plc, Class A	8,769	178,988

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ryanair Holdings plc (ADR)*	3,506	$81,024

		1,682,598

Israel (1.1%)
Teva Pharmaceutical Industries Ltd. (ADR)	212,961	9,593,893

Italy (2.5%)
A2A S.p.A.	80,318	121,892
ACEA S.p.A.	5,476	65,488
Alleanza Assicurazioni S.p.A.	23,547	132,719
Assicurazioni Generali S.p.A.	63,890	1,097,001
Atlantia S.p.A.	16,509	249,668
Autogrill S.p.A.	11,962	68,933
Banca Carige S.p.A.	41,203	135,141
Banca Monte dei Paschi di Siena S.p.A.	156,358	216,751
Banca Popolare di Milano S.c.a.r.l.	25,270	125,821
Banco Popolare S.c.a.r.l.	34,537	158,843
Bulgari S.p.A.	17,650	77,641
Enel S.p.A.	261,181	1,252,695
ENI S.p.A.	323,128	6,221,329
Exor S.p.A.*	4,121	41,557
Fiat S.p.A.	40,569	283,757
Finmeccanica S.p.A.	21,606	268,815
Fondiaria-Sai S.p.A.	8,164	95,590
Intesa Sanpaolo S.p.A.	1,114,832	3,065,882
Intesa Sanpaolo S.p.A. (RNC)	56,777	107,175
Italcementi S.p.A.	8,329	84,273
Italcementi S.p.A. (RNC)	12,393	65,471
Lottomatica S.p.A.	3,478	57,263
Luxottica Group S.p.A.	7,406	114,968
Mediaset S.p.A.	49,210	219,840
Mediobanca S.p.A.	31,536	268,042
Mediolanum S.p.A.	25,745	89,050
Parmalat S.p.A.	82,989	171,101
Pirelli & C S.p.A.	307,590	71,869
Prysmian S.p.A.	6,190	61,634
Saipem S.p.A.	15,129	269,918
Saras S.p.A.	19,020	49,802
Snam Rete Gas S.p.A.	53,344	286,338
Telecom Italia S.p.A.	1,805,263	2,317,221
Telecom Italia S.p.A. (RNC)	1,304,591	1,330,237
Terna Rete Elettrica Nazionale S.p.A.	76,946	239,700
UniCredit S.p.A.	735,025	1,217,062
Unione di Banche Italiane S.c.p.A.	34,990	385,353
Unipol Gruppo Finanziario S.p.A.	78,285	69,491
Unipol Gruppo Finanziario S.p.A. (Preference)	107,156	63,595

		21,218,926

Japan (18.6%)
77 Bank Ltd.	22,000	109,688
ABC-Mart, Inc.	3,000	57,605
Acom Co., Ltd.	3,070	87,054
Advantest Corp.	8,700	131,816
Aeon Co., Ltd.^	272,700	1,783,425
Aeon Credit Service Co., Ltd.	9,200	83,571
Aeon Mall Co., Ltd.	3,600	46,047
Aioi Insurance Co., Ltd.	29,000	112,140
Aisin Seiki Co., Ltd.	11,400	182,364
Ajinomoto Co., Inc.	38,000	268,078
Alfresa Holdings Corp.	1,700	61,756
All Nippon Airways Co., Ltd.	37,000	144,947
Alps Electric Co., Ltd.	20,200	70,088
Amada Co., Ltd.	20,000	105,405
Aozora Bank Ltd.*	78,000	85,461
Asahi Breweries Ltd.	22,100	265,666
Asahi Glass Co., Ltd.	58,000	310,154
Asahi Kasei Corp.	68,000	245,636
Asics Corp.	9,000	62,899
Astellas Pharma, Inc.	46,900	1,444,447
Bank of Kyoto Ltd.	20,000	170,471
Bank of Yokohama Ltd.	69,000	296,442
Benesse Corp.	4,800	176,605
Bridgestone Corp.	34,800	502,548
Brother Industries Ltd.	15,100	111,104
Canon Marketing Japan, Inc.	3,900	55,199
Canon, Inc.	147,600	4,305,446
Casio Computer Co., Ltd.	15,200	108,102
Central Japan Railway Co.	90	506,060
Chiba Bank Ltd.	49,000	244,417
Chubu Electric Power Co., Inc.	39,500	869,113
Chugai Pharmaceutical Co., Ltd.	14,300	242,991
Chugoku Bank Ltd.	9,000	115,529
Chugoku Electric Power Co., Inc.	15,500	336,481
Chuo Mitsui Trust Holdings, Inc.	56,000	174,285
Citizen Holdings Co., Ltd.	20,700	84,153
Coca-Cola West Holdings Co., Ltd.	3,200	51,100
Cosmo Oil Co., Ltd.	35,000	105,143
Credit Saison Co., Ltd.	10,500	103,467
Dai Nippon Printing Co., Ltd.	33,000	305,527
Daicel Chemical Industries Ltd.	16,000	57,714
Daido Steel Co., Ltd.	17,000	42,695
Daihatsu Motor Co., Ltd.	12,000	95,018
Daiichi Sankyo Co., Ltd.	38,500	650,691
Daikin Industries Ltd.^	121,164	3,358,742
Dainippon Sumitomo Pharma Co., Ltd.	10,300	85,676
Daito Trust Construction Co., Ltd.	4,600	154,198
Daiwa House Industry Co., Ltd.	33,000	268,810
Daiwa Securities Group, Inc.^	736,000	3,257,699
DeNA Co., Ltd.	17	55,435
Denki Kagaku Kogyo KK	27,000	49,068
Denso Corp.	27,800	561,658
Dentsu, Inc.	11,100	170,631
DIC Corp.	34,000	50,092
Dowa Holdings Co., Ltd.	16,000	60,596
East Japan Railway Co.	28,200	1,467,191
Eisai Co., Ltd.	14,400	424,389
Electric Power Development Co., Ltd.	9,000	267,338
Elpida Memory, Inc.*	12,900	90,371
FamilyMart Co., Ltd.	3,800	115,908
Fanuc Ltd.	11,400	781,303
Fast Retailing Co., Ltd.	3,100	354,667
Fuji Electric Holdings Co., Ltd.	66,000	77,925
Fuji Heavy Industries Ltd.	33,000	109,811
Fuji Media Holdings, Inc.	55	61,786
Fujifilm Holdings Corp.	27,900	610,605
Fujitsu Ltd.	591,000	2,223,278
Fukuoka Financial Group, Inc.	54,000	166,126
Furukawa Electric Co., Ltd.	190,000	537,987
Gunma Bank Ltd.	22,000	119,639
Hachijuni Bank Ltd.	31,000	181,261
Hakuhodo DY Holdings, Inc.	1,330	57,242
Hankyu Hanshin Holdings, Inc.	67,000	303,107
Haseko Corp.*	152,000	71,377
Hikari Tsushin, Inc.	3,100	58,729
Hino Motors Ltd.	31,000	68,499
Hirose Electric Co., Ltd.	2,000	193,731
Hiroshima Bank Ltd.	27,000	102,803
Hisamitsu Pharmaceutical Co., Inc.	3,700	114,281
Hitachi Chemical Co., Ltd.	6,000	71,809
Hitachi Construction Machinery Co., Ltd.	6,900	90,978
Hitachi High-Technologies Corp.	41,900	593,567

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Ltd.	731,000	$2,007,594
Hitachi Metals Ltd.	9,000	64,214
Hokkaido Electric Power Co., Inc.	13,100	262,908
Hokuhoku Financial Group, Inc.	67,000	123,015
Hokuriku Electric Power Co.	12,100	290,549
Honda Motor Co., Ltd.	241,100	5,768,715
HOYA Corp.	24,800	490,913
Ibiden Co., Ltd.	8,100	198,326
Idemitsu Kosan Co., Ltd.	1,400	104,109
IHI Corp.*	75,000	86,150
INPEX Corp.	47	323,575
Isetan Mitsukoshi Holdings Ltd.	19,600	152,017
Isuzu Motors Ltd.^	839,000	1,033,534
Ito En Ltd.	7,500	91,574
ITOCHU Corp.	87,000	429,030
ITOCHU Techno-Solutions Corp.	3,500	72,490
Iyo Bank Ltd.	16,000	162,433
J. Front Retailing Co., Ltd.	33,000	114,144
Jafco Co., Ltd.	3,900	70,466
Japan Airlines Corp.*	48,000	97,302
Japan Petroleum Exploration Co.	1,600	64,030
Japan Prime Realty Investment Corp. (REIT)	32	59,882
Japan Real Estate Investment Corp. (REIT)	21	162,161
Japan Retail Fund Investment Corp. (REIT)	20	76,939
Japan Steel Works Ltd.	19,000	178,953
Japan Tobacco, Inc.	523	1,396,737
JFE Holdings, Inc.^	83,700	1,849,419
JGC Corp.	13,000	147,727
Joyo Bank Ltd.	45,000	209,128
JS Group Corp.	15,200	170,176
JSR Corp.	10,100	119,086
JTEKT Corp.	12,400	87,706
Jupiter Telecommunications Co., Ltd.	156	103,805
Kajima Corp.	46,000	114,060
Kamigumi Co., Ltd.	17,000	112,884
Kaneka Corp.	19,000	93,425
Kansai Electric Power Co., Inc.	46,200	1,004,025
Kansai Paint Co., Ltd.	14,000	78,584
Kao Corp.	29,000	568,615
Kawasaki Heavy Industries Ltd.	86,000	173,564
Kawasaki Kisen Kaisha Ltd.	33,000	104,010
KDDI Corp.	383	1,807,298
Keihin Electric Express Railway Co., Ltd.	22,000	158,586
Keio Corp.	37,000	211,012
Keisei Electric Railway Co., Ltd.	18,000	90,823
Keyence Corp.	2,500	470,122
Kikkoman Corp.	10,000	84,147
Kinden Corp.	8,000	65,004
Kintetsu Corp.	94,000	390,467
Kirin Holdings Co., Ltd.	45,000	480,098
Kobe Steel Ltd.	170,000	220,194
Komatsu Ltd.	91,100	1,010,521
Konami Corp.	6,400	96,161
Konica Minolta Holdings, Inc.	27,500	238,463
Kubota Corp.	61,000	335,128
Kuraray Co., Ltd.	20,500	176,102
Kurita Water Industries Ltd.	6,300	121,213
Kyocera Corp.	26,900	1,799,285
Kyowa Hakko Kirin Co., Ltd.	15,000	127,353
Kyushu Electric Power Co., Inc.	21,700	485,736
Lawson, Inc.	4,000	164,958
Leopalace21 Corp.	7,300	43,219
Mabuchi Motor Co., Ltd.	1,900	77,224
Makita Corp.	7,300	165,819
Marubeni Corp.^	1,410,000	4,376,891
Marui Group Co., Ltd.	16,300	87,934
Maruichi Steel Tube Ltd.	2,100	45,344
Matsui Securities Co., Ltd.	14,200	93,410
Mazda Motor Corp.	59,000	99,581
Mediceo Paltac Holdings Co., Ltd.	9,400	100,316
Meiji Dairies Corp.†	15,000	62,131
Minebea Co., Ltd.	23,000	84,811
Mitsubishi Chemical Holdings Corp.^	375,000	1,292,508
Mitsubishi Corp.	256,700	3,415,490
Mitsubishi Electric Corp.	114,000	518,882
Mitsubishi Estate Co., Ltd.	70,000	799,051
Mitsubishi Gas Chemical Co., Inc.	25,000	107,961
Mitsubishi Heavy Industries Ltd.	183,000	553,916
Mitsubishi Logistics Corp.	7,000	68,800
Mitsubishi Materials Corp.	66,000	177,965
Mitsubishi Motors Corp.*	206,000	263,629
Mitsubishi Rayon Co., Ltd.	31,000	60,126
Mitsubishi Tanabe Pharma Corp.	14,000	137,969
Mitsubishi UFJ Financial Group, Inc.	737,500	3,623,091
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,330	69,883
Mitsui & Co., Ltd.	250,000	2,545,142
Mitsui Chemicals, Inc.	41,000	100,666
Mitsui Engineering & Shipbuilding Co., Ltd.	40,000	67,655
Mitsui Fudosan Co., Ltd.	70,000	767,819
Mitsui Mining & Smelting Co., Ltd.*	33,000	55,114
Mitsui O.S.K. Lines Ltd.	66,000	327,469
Mitsui Sumitomo Insurance Group Holdings, Inc.	21,700	509,294
Mitsumi Electric Co., Ltd.	4,700	68,726
Mizuho Financial Group, Inc.^	1,923,300	3,743,980
Mizuho Trust & Banking Co., Ltd.*	97,000	90,670
Murata Manufacturing Co., Ltd.	22,800	881,495
Namco Bandai Holdings, Inc.	11,100	110,826
NEC Corp.*	106,000	285,115
NEC Electronics Corp.*	4,300	26,093
NGK Insulators Ltd.	16,000	249,514
NGK Spark Plug Co., Ltd.	11,000	93,875
NHK Spring Co., Ltd.	19,000	68,831
Nidec Corp.	15,500	703,051
Nikon Corp.	22,000	251,540
Nintendo Co., Ltd.	34,000	9,973,387
Nippon Building Fund, Inc. (REIT)	29	250,888
Nippon Electric Glass Co., Ltd.	25,000	177,550
Nippon Express Co., Ltd.	47,000	148,243
Nippon Meat Packers, Inc.	10,000	105,098
Nippon Mining Holdings, Inc.	45,000	181,567
Nippon Oil Corp.	76,000	379,875
Nippon Paper Group, Inc.	5,100	123,497
Nippon Sheet Glass Co., Ltd.	39,000	97,549
Nippon Steel Corp.	304,000	822,513
Nippon Telegraph & Telephone Corp.	87,400	3,319,566
Nippon Yusen KK	63,000	244,898
Nipponkoa Insurance Co., Ltd.	44,000	253,688
Nishi-Nippon City Bank Ltd.	46,000	100,179
Nissan Chemical Industries Ltd.	8,000	67,819
Nissan Motor Co., Ltd.	638,000	2,304,929
Nissay Dowa General Insurance Co., Ltd.	21,000	80,176
Nisshin Seifun Group, Inc.	11,500	123,854
Nisshin Steel Co., Ltd.	48,000	81,530
Nisshinbo Industries, Inc.	7,000	66,886

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nissin Food Products Co., Ltd.	4,900	$143,903
Nitori Co., Ltd.	2,250	125,682
Nitto Denko Corp.	8,600	176,587
NOK Corp.	6,400	55,094
Nomura Holdings, Inc.	164,800	829,976
Nomura Real Estate Holdings, Inc.	3,000	45,858
Nomura Real Estate Office Fund, Inc. (REIT)	18	100,777
Nomura Research Institute Ltd.	7,200	112,753
NSK Ltd.	24,000	92,084
NTN Corp.	24,000	67,681
NTT Data Corp.	63	172,729
NTT DoCoMo, Inc.	947	1,292,095
NTT Urban Development Corp.	66	53,027
Obayashi Corp.	35,000	170,365
Obic Co., Ltd.	400	50,133
Odakyu Electric Railway Co., Ltd.	33,000	256,611
OJI Paper Co., Ltd.	43,000	175,640
Olympus Corp.	12,000	196,254
Omron Corp.	14,300	169,707
Ono Pharmaceutical Co., Ltd.	5,500	241,002
Onward Holdings Co., Ltd.	7,000	45,783
Oracle Corp. Japan	2,200	83,310
Oriental Land Co., Ltd.	3,400	216,282
ORIX Corp.	5,620	185,257
Osaka Gas Co., Ltd.	110,000	343,113
OSAKA Titanium Technologies Co.	2,200	57,878
Otsuka Corp.	1,900	70,514
Panasonic Corp.	111,000	1,219,805
Panasonic Electric Works Co., Ltd.	22,000	161,695
Promise Co., Ltd.	3,450	54,551
Rakuten, Inc.	395	188,872
Resona Holdings, Inc.	29,300	393,608
Ricoh Co., Ltd.	39,000	469,361
Rohm Co., Ltd.	5,800	290,587
Sankyo Co., Ltd.	3,100	134,181
Santen Pharmaceutical Co., Ltd.	4,100	114,323
Sanyo Electric Co., Ltd.*	119,000	177,563
Sapporo Hokuyo Holdings, Inc.*	35,200	99,472
Sapporo Holdings Ltd.	15,000	57,582
SBI Holdings, Inc.	1,074	112,886
Secom Co., Ltd.	12,500	462,712
Sega Sammy Holdings, Inc.	11,800	104,059
Seiko Epson Corp.	8,200	112,671
Sekisui Chemical Co., Ltd.	24,000	120,254
Sekisui House Ltd.	28,000	214,256
Seven & I Holdings Co., Ltd.	49,300	1,088,480
Seven Bank Ltd.	24	64,007
Sharp Corp.^	302,000	2,413,888
Shikoku Electric Power Co., Inc.	9,800	261,784
Shimadzu Corp.	16,000	103,327
Shimamura Co., Ltd.	1,300	69,278
Shimano, Inc.	3,900	118,795
Shimizu Corp.	36,000	150,191
Shin-Etsu Chemical Co., Ltd.	35,100	1,722,760
Shinko Electric Industries Co., Ltd.	7,900	76,309
Shinko Securities Co., Ltd.	30,000	59,008
Shinsei Bank Ltd.*	99,000	101,247
Shionogi & Co., Ltd.	19,000	326,657
Shiseido Co., Ltd.	19,000	278,349
Shizuoka Bank Ltd.	33,000	299,694
Showa Denko KK	76,000	94,694
Showa Shell Sekiyu KK	12,100	111,338
SMC Corp.^	6,900	662,079
Softbank Corp.	43,200	551,740
Sojitz Corp.	79,100	94,102
Sompo Japan Insurance, Inc.	48,000	251,346
Sony Corp.	150,300	3,081,794
Sony Financial Holdings, Inc.	60	160,666
Square Enix Holdings Co., Ltd.	3,600	68,428
Stanley Electric Co., Ltd.	9,700	109,023
Sumco Corp.	7,000	104,635
Sumitomo Chemical Co., Ltd.	89,000	305,748
Sumitomo Corp.	124,600	1,083,179
Sumitomo Electric Industries Ltd.	43,100	365,003
Sumitomo Heavy Industries Ltd.	37,000	124,938
Sumitomo Metal Industries Ltd.	227,000	461,521
Sumitomo Metal Mining Co., Ltd.	31,000	300,095
Sumitomo Mitsui Financial Group, Inc.^	108,500	3,827,406
Sumitomo Realty & Development Co., Ltd.^	138,000	1,540,761
Sumitomo Rubber Industries, Inc.	9,800	65,683
Sumitomo Trust & Banking Co., Ltd.	81,000	314,072
Suruga Bank Ltd.	12,000	98,825
Suzuken Co., Ltd.	3,700	96,521
Suzuki Motor Corp.	20,400	341,366
T&D Holdings, Inc.	14,750	353,320
Taiheiyo Cement Corp.	58,000	85,896
Taisei Corp.	51,000	97,467
Taisho Pharmaceutical Co., Ltd.	8,000	148,902
Taiyo Nippon Sanso Corp.	14,000	91,318
Takashimaya Co., Ltd.	19,000	109,572
Takeda Pharmaceutical Co., Ltd.	49,000	1,699,259
Takefuji Corp.	12,730	59,707
TDK Corp.	7,000	264,293
Teijin Ltd.	48,000	104,699
Terumo Corp.	9,800	364,205
THK Co., Ltd.	7,700	104,787
Tobu Railway Co., Ltd.	47,000	238,328
Toho Co., Ltd.	7,300	102,700
Toho Gas Co., Ltd.	27,000	123,588
Tohoku Electric Power Co., Inc.	24,400	535,914
Tokio Marine Holdings, Inc.	41,300	1,019,649
Tokuyama Corp.	14,000	90,061
Tokyo Broadcasting System, Inc.	4,400	57,765
Tokyo Electric Power Co., Inc.	103,900	2,593,626
Tokyo Electron Ltd.	10,000	376,693
Tokyo Gas Co., Ltd.	132,000	461,008
Tokyo Steel Manufacturing Co., Ltd.	6,200	62,434
Tokyo Tatemono Co., Ltd.	32,000	83,769
Tokyu Corp.	65,000	272,558
Tokyu Land Corp.	26,000	72,670
TonenGeneral Sekiyu KK	18,000	174,965
Toppan Printing Co., Ltd.	27,000	185,301
Toray Industries, Inc.	74,000	299,971
Toshiba Corp.	755,000	1,971,621
Tosoh Corp.	29,000	55,449
TOTO Ltd.	17,000	86,100
Toyo Seikan Kaisha Ltd.	11,400	168,313
Toyo Suisan Kaisha Ltd.	5,000	102,377
Toyoda Gosei Co., Ltd.	3,700	56,674
Toyota Boshoku Corp.	7,700	79,948
Toyota Industries Corp.	12,300	265,175
Toyota Motor Corp.	164,000	5,259,937
Toyota Tsusho Corp.	11,600	113,207
Trend Micro, Inc.	6,000	169,513
Tsumura & Co.	3,900	100,680
Ube Industries Ltd.	65,000	117,794
Unicharm Corp.	2,500	152,325
UNY Co., Ltd.	11,000	87,042
Ushio, Inc.	7,600	106,826
USS Co., Ltd.	1,400	61,585

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
West Japan Railway Co.	93	$293,852
Yahoo! Japan Corp.	950	251,116
Yakult Honsha Co., Ltd.	6,200	110,251
Yamada Denki Co., Ltd.	5,560	216,299
Yamaguchi Financial Group, Inc.	11,000	103,554
Yamaha Corp.	10,700	105,291
Yamaha Motor Co., Ltd.	12,900	116,116
Yamato Holdings Co., Ltd.	21,000	197,825
Yamato Kogyo Co., Ltd.	2,300	49,842
Yamazaki Baking Co., Ltd.	7,000	74,893
Yaskawa Electric Corp.	14,000	61,374
Yokogawa Electric Corp.	13,000	52,642

		158,473,340

Luxembourg (0.4%)
ArcelorMittal S.A.^	142,480	2,883,691
Millicom International Cellular S.A. (SDR)	3,291	123,510
SES S.A. (FDR)	15,644	298,521
Tenaris S.A.	26,984	273,074

		3,578,796

Mexico (0.8%)
America Movil S.A.B. de C.V. (ADR)	6,939	187,908
Cemex S.A.B. de C.V. (ADR)*	1,045,332	6,533,325
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	9,987	251,772

		6,973,005

Netherlands (4.3%)
Aegon N.V.	91,493	359,904
Akzo Nobel N.V.	14,400	545,647
ASML Holding N.V.^	170,228	3,013,269
Corio N.V. (REIT)	2,802	115,722
European Aeronautic Defence and Space Co. N.V.	18,623	216,668
Fugro N.V. (CVA)	3,238	102,821
Heineken Holding N.V.	6,300	153,422
Heineken N.V.	186,925	5,323,168
ING Groep N.V. (CVA)	446,078	2,491,569
James Hardie Industries N.V. (CDI)	24,740	72,549
Koninklijke (Royal) KPN N.V.	105,179	1,406,590
Koninklijke Ahold N.V.	238,728	2,613,574
Koninklijke Boskalis Westminster N.V.	3,187	63,953
Koninklijke DSM N.V.	8,721	229,179
Koninklijke Philips Electronics N.V.^	166,051	2,450,967
Qiagen N.V.*	12,012	192,490
Randstad Holding N.V.	6,520	110,669
Reed Elsevier N.V.	64,718	692,088
Royal Dutch Shell plc, Class A	452,767	10,182,579
Royal Dutch Shell plc, Class B	160,233	3,512,197
SBM Offshore N.V.	7,906	105,134
SNS Reaal	15,368	54,039
TNT N.V.	21,453	366,997
Unilever N.V. (CVA)	97,959	1,936,584
Wolters Kluwer N.V.	37,861	614,674

		36,926,453

New Zealand (0.2%)
Auckland International Airport Ltd.	55,998	54,698
Contact Energy Ltd.	16,475	53,930
Fletcher Building Ltd.	32,434	111,289
Sky City Entertainment Group Ltd.	59,121	94,612
Telecom Corp. of New Zealand Ltd.	897,405	1,196,839

		1,511,368

Norway (0.5%)
Aker Solutions ASA	9,394	60,765
DnB NOR ASA	41,800	189,208
Norsk Hydro ASA	40,797	155,169
Orkla ASA	46,732	323,142
Renewable Energy Corp. A/S*	8,474	73,338
StatoilHydro ASA	181,150	3,166,314
Telenor ASA	48,000	275,297
Yara International ASA	10,900	240,067

		4,483,300

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)*	127,182	104,287
Banco Espirito Santo S.A. (Registered)	26,450	103,009
Brisa S.A.	35,266	243,191
Cimpor Cimentos de Portugal SGPS S.A.	15,360	76,379
Energias de Portugal S.A.	105,152	365,248
Galp Energia SGPS S.A., Class B	22,664	270,553
Jeronimo Martins SGPS S.A.	12,586	62,031
Portugal Telecom SGPS S.A. (Registered)	35,011	271,351
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	9,862	52,560

		1,548,609

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	77,000	61,854
CapitaLand Ltd.	1,688,500	2,595,422
CapitaMall Trust (REIT)	138,000	119,992
City Developments Ltd.	32,000	107,423
ComfortDelgro Corp., Ltd.	120,000	107,377
Cosco Corp. (Singapore) Ltd.	106,000	57,216
DBS Group Holdings Ltd.	98,000	549,512
Fraser and Neave Ltd.	62,000	103,233
Golden Agri-Resources Ltd.	296,400	54,232
Jardine Cycle & Carriage Ltd.	8,000	62,080
Keppel Corp., Ltd.	82,000	273,144
Neptune Orient Lines Ltd.	438,000	340,160
Olam International Ltd.	69,000	66,336
Oversea-Chinese Banking Corp., Ltd.	148,000	471,414
Parkway Holdings Ltd.	107,000	81,692
SembCorp Industries Ltd.	63,000	98,475
SembCorp Marine Ltd.	47,000	56,005
Singapore Airlines Ltd.	203,000	1,335,712
Singapore Exchange Ltd.	49,000	164,488
Singapore Press Holdings Ltd.	86,000	143,931
Singapore Technologies Engineering Ltd.	75,000	121,405
Singapore Telecommunications Ltd.	455,000	757,387
United Overseas Bank Ltd.	70,000	447,792
UOL Group Ltd.	61,000	75,772
Wilmar International Ltd.	53,000	110,593

		8,362,647

South Korea (0.0%)
Samsung Electronics Co., Ltd.	730	301,498

Spain (4.0%)
Abertis Infraestructuras S.A.	18,383	287,393
Acciona S.A.	1,404	144,179
Acerinox S.A.	8,964	104,019
ACS Actividades de Construccion y Servicios S.A.	10,866	450,217
Banco Bilbao Vizcaya Argentaria S.A.	270,025	2,194,598
Banco de Sabadell S.A.	52,458	263,191
Banco de Valencia S.A.	13,386	111,152
Banco Popular Espanol S.A.	45,145	285,464
Banco Santander S.A.	597,843	4,110,568
Bankinter S.A.	18,566	196,275

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cintra Concesiones de Infraestructuras de Transporte S.A.	12,995	$58,166
Criteria Caixacorp S.A.	49,971	161,407
EDP Renovaveis S.A.*	13,977	114,259
Enagas	10,231	145,118
Fomento de Construcciones y Contratas S.A.	2,856	87,309
Gamesa Corp. Tecnologica S.A.	423,206	5,429,490
Gas Natural SDG S.A.	26,318	359,917
Gestevision Telecinco S.A.	13,047	90,318
Grifols S.A.	8,193	118,180
Grupo Ferrovial S.A.	4,045	86,395
Iberdrola Renovables S.A.*	54,146	224,622
Iberdrola S.A.	210,839	1,480,497
Iberia Lineas Aereas de Espana	27,232	56,986
Inditex S.A.	23,088	898,025
Indra Sistemas S.A.	5,300	102,173
Mapfre S.A.	45,991	100,891
Red Electrica Corporacion S.A.	7,419	289,613
Repsol YPF S.A.	41,858	723,058
Sacyr Vallehermoso S.A.	8,962	68,926
Telefonica S.A.	751,802	15,015,001
Union Fenosa S.A.	20,892	499,666
Zardoya Otis S.A.	7,363	134,765

		34,391,838

Sweden (1.9%)
Alfa Laval AB	17,655	133,854
Assa Abloy AB, Class B	18,534	173,428
Atlas Copco AB, Class A	76,485	574,377
Atlas Copco AB, Class B	18,271	124,112
Electrolux AB, Class B	13,528	105,948
Getinge AB, Class B	11,699	113,290
Hennes & Mauritz AB, Class B	67,322	2,526,962
Holmen AB, Class B	3,021	50,169
Husqvarna AB, Class B	48,055	194,238
Investor AB, Class B	26,321	333,219
Lundin Petroleum AB*	12,575	67,750
Modern Times Group AB, Class B	2,903	49,580
Nordea Bank AB^	392,398	1,959,311
Sandvik AB	57,885	331,570
Scania AB, Class B	20,462	166,949
Securitas AB, Class B	18,534	135,087
Skandinaviska Enskilda Banken AB, Class A	132,025	414,194
Skanska AB, Class B	18,436	158,895
SKF AB, Class B	24,822	214,696
Ssab Svenskt Stal AB, Class A*	11,529	97,904
Ssab Svenskt Stal AB, Class B*	9,677	76,615
Svenska Cellulosa AB, Class B	253,660	1,925,748
Svenska Handelsbanken AB, Class A	27,016	381,978
Swedbank AB, Class A	20,661	68,859
Swedish Match AB	16,118	233,011
Tele2 AB, Class B	17,429	147,079
Telefonaktiebolaget LM Ericsson, Class B	386,564	3,141,298
TeliaSonera AB	128,148	617,727
Volvo AB, Class A	31,042	164,895
Volvo AB, Class B^	259,376	1,374,831

		16,057,574

Switzerland (10.5%)
ABB Ltd. (Registered)*	397,243	5,542,523
Actelion Ltd. (Registered)*	53,830	2,458,008
Adecco S.A. (Registered)	19,555	611,788
Aryzta AG*	5,059	120,927
Baloise Holding AG (Registered)	2,857	182,399
BKW FMB Energie AG	905	65,150
Compagnie Financiere Richemont S.A.	112,723	1,755,508
Credit Suisse Group AG (Registered)^	364,593	11,058,476
EFG Internationa AG (Registered)	6,033	45,021
Geberit AG (Registered)	2,618	234,910
Givaudan S.A. (Registered)*	419	217,050
Holcim Ltd. (Registered)^	20,918	743,787
Julius Baer Holding AG (Registered)	171,892	4,216,853
Kuehne & Nagel International AG (Registered)	3,218	188,005
Lindt & Spruengli AG	48	64,207
Lindt & Spruengli AG (Registered)	6	97,543
Logitech International S.A. (Registered)*	11,052	114,226
Lonza Group AG (Registered)^	73,351	7,251,658
Nestle S.A. (Registered)	473,674	16,033,622
Nobel Biocare Holding AG (Registered)	6,563	112,074
Novartis AG (Registered)	219,859	8,298,315
Pargesa Holding S.A.	1,732	91,985
Roche Holding AG^	106,589	14,634,082
Schindler Holding AG	3,623	171,037
SGS S.A. (Registered)	268	281,289
Sonova Holding AG	2,962	179,119
STMicroelectronics N.V.	33,775	169,606
Straumann Holding AG (Registered)	447	69,173
Sulzer AG (Registered)	1,749	90,009
Swatch Group AG	1,977	238,267
Swatch Group AG (Registered)	2,835	69,118
Swiss Life Holding AG (Registered)*	1,913	132,935
Swiss Reinsurance (Registered)	19,165	312,716
Swisscom AG (Registered)	1,398	392,230
Syngenta AG (Registered)	5,851	1,176,265
Transocean Ltd.*	109,533	6,444,922
UBS AG (Registered)*^	351,321	3,337,483
Xstrata plc	136,699	912,075
Zurich Financial Services AG (Registered)	11,613	1,832,613

		89,946,974

Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,241,516	11,111,568

United Kingdom (15.3%)
3i Group plc	21,931	85,046
Admiral Group plc	10,582	129,041
AMEC plc	18,989	144,403
Anglo American plc	79,367	1,345,623
Antofagasta plc	18,957	136,824
Associated British Foods plc	212,633	1,946,436
AstraZeneca plc	135,812	4,817,350
Autonomy Corp. plc*	14,469	271,101
Aviva plc	801,650	2,478,488
BAE Systems plc	213,213	1,023,028
Balfour Beatty plc	33,527	157,515
Barclays plc	608,895	1,298,949
Berkeley Group Holdings plc*	5,074	64,389
BG Group plc	410,414	6,220,725
BHP Billiton plc	131,179	2,597,224
BP plc	2,369,374	15,857,010
British Airways plc	32,961	66,447
British American Tobacco plc	112,736	2,610,413
British Land Co. plc (REIT)	81,447	420,683
British Sky Broadcasting Group plc	67,371	418,188
BT Group plc, Class A	466,789	522,311
Bunzl plc	18,689	146,513
Burberry Group plc	105,430	422,607
Cable & Wireless plc	140,055	279,894

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cadbury plc	77,700	$586,831
Cairn Energy plc*	8,823	273,096
Capita Group plc	35,663	346,671
Carnival plc	10,411	235,860
Carphone Warehouse Group plc	48,472	87,316
Centrica plc	969,970	3,171,775
Cobham plc	55,677	137,211
Compass Group plc	110,992	507,175
Daily Mail & General Trust, Class A	16,205	54,310
Diageo plc	150,623	1,700,757
Drax Group plc	19,394	143,478
Eurasian Natural Resources Corp.	20,634	133,211
Firstgroup plc	30,879	118,292
Friends Provident plc	162,353	161,611
G4S plc	81,234	224,825
GlaxoSmithKline plc	549,633	8,558,116
Hammerson plc (REIT)	34,099	125,295
Hays plc	88,176	91,708
Home Retail Group plc	50,140	160,509
HSBC Holdings plc^	1,245,668	7,034,588
ICAP plc	113,598	494,863
IMI plc	18,275	70,994
Imperial Tobacco Group plc	72,182	1,621,097
Intercontinental Hotels Group plc	13,714	104,273
International Power plc	86,784	260,104
Invensys plc*	44,161	105,490
Investec plc	23,068	96,462
ITV plc	188,901	51,182
J Sainsbury plc	59,952	268,849
Johnson Matthey plc	13,759	207,372
Kazakhmys plc	12,230	65,187
Kingfisher plc	134,905	289,097
Ladbrokes plc	38,495	100,684
Land Securities Group plc (REIT)	43,200	270,455
Legal & General Group plc	334,943	208,351
Liberty International plc (REIT)	16,240	90,065
Lloyds Banking Group plc	2,675,605	2,742,729
Logica plc	93,790	85,712
London Stock Exchange Group plc	8,502	69,031
Lonmin plc	6,722	136,875
Man Group plc	202,432	635,424
Marks & Spencer Group plc	174,926	738,035
Meggitt plc	38,034	69,972
National Grid plc	146,645	1,127,451
Next plc	12,632	238,221
Old Mutual plc	316,573	236,193
Pearson plc	48,371	485,660
Prudential plc	262,632	1,265,531
Reckitt Benckiser Group plc	105,189	3,958,790
Reed Elsevier plc	63,012	452,158
Rexam plc	38,208	147,674
Rio Tinto plc	167,734	5,616,482
Rolls-Royce Group plc*	109,918	463,504
Royal Bank of Scotland Group plc*	1,015,640	361,326
RSA Insurance Group plc	742,143	1,386,169
SABMiller plc	51,679	770,570
Sage Group plc	83,932	203,393
Schroders plc	7,877	89,491
Scottish & Southern Energy plc	52,361	831,587
Segro plc (REIT)	24,955	8,220
Serco Group plc	27,788	145,801
Severn Trent plc	15,119	214,391
Shire plc	32,863	400,881
Smith & Nephew plc	50,519	312,285
Smiths Group plc	22,229	212,921
Stagecoach Group plc	30,820	52,710
Standard Chartered plc	176,546	2,189,961
Standard Life plc (b)§	128,448	306,328
Tate & Lyle plc	29,390	109,708
Tesco plc	2,112,492	10,110,336
Thomas Cook Group plc	27,505	94,574
Thomson Reuters plc	12,343	276,525
Tomkins plc	56,667	98,368
TUI Travel plc	347,863	1,142,661
Tullow Oil plc	45,612	524,310
Unilever plc	77,342	1,465,881
United Business Media Ltd.	14,862	90,855
United Utilities Group plc	38,941	269,789
Vedanta Resources plc	8,241	79,661
Vodafone Group plc	9,314,702	16,272,814
Whitbread plc	9,577	108,077
Wm. Morrison Supermarkets plc	220,897	808,639
Wolseley plc*	120,638	399,263
WPP plc	151,414	851,415

		130,275,720

United States (0.2%)
Las Vegas Sands Corp.*	511,369	1,539,221
Synthes, Inc.	3,412	379,640

		1,918,861

Total Common Stocks (96.7%) (Cost $1,050,511,397)		824,904,466

	Number of Rights	Value (Note 1)
RIGHTS:
Finland (0.0%)
Pohjola Bank plc, expiring 4/24/09*	6,428	8,736

Portugal (0.0%)
Banco Espirito Santo S.A., expiring 4/7/09*	26,450	42,170

Spain (0.0%)
Mapfre S.A., expiring 4/1/09*	80,686	1,072

Sweden (0.1%)
Nordea Bank AB, expiring 4/3/09*	7,759,378	887,390

United Kingdom (0.1%)
HSBC Holdings plc, expiring 4/3/09*	467,473	945,763
Royal Bank of Scotland Group plc, expiring 4/6/09*	1,837,414	—
Segro plc, expiring 4/6/09*	617,508	42,529

		988,292

Total Rights (0.2%) (Cost $98,970)		1,927,660

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	$2,530,000	2,530,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	1,850,000	1,817,068
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	21,696,159	21,696,159
General Electric Capital Corp.
0.40%, 3/12/10 (l)	340,000	321,381
K2 (USA) LLC
0.37%, 5/29/09 (l)	3,369,769	3,369,769
0.37%, 6/18/09 (l)	4,209,688	4,195,623
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	2,109,986	253,198

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Links Finance LLC
0.37%, 6/25/09 (l)	$1,259,921	$1,254,482
Monumental Global Funding II
0.43%, 5/26/10 (l)	3,960,000	3,366,000
Morgan Stanley
0.46%, 5/7/09 (l)	4,210,000	4,210,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,529,683	2,283,325

Total Short-Term Investments of Cash Collateral for Securities Loaned		45,297,005

Time Deposit (2.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09	18,602,569	18,602,569

Total Short-Term Investments (7.5%) (Cost/Amortized Cost $66,667,774)		63,899,574

Total Investments (104.4%) (Cost/Amortized Cost $1,117,278,141)		890,731,700
Other Assets Less Liabilities (-4.4%)		(37,345,927)

Net Assets (100%)		$853,385,773

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	8.9%
Consumer Staples	9.3
Energy	10.0
Financials	19.9
Health Care	10.5
Industrials	10.8
Information Technology	6.9
Materials	8.4
Telecommunication Services	8.0
Utilities	4.3
Cash and Other	3.0

100.0%

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

FDR — Finnish Depositary Receipt

CDI — Chess Depositary Interest

PPS — Price Protected Share

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
Dow Jones EURO Stoxx 50 Index	55	June-09	$1,417,400	$1,456,345	$38,945

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Canadian Dollar vs. U.S. Dollar, expiring 6/15/09	3,652	2,869	$2,898,812	$2,869,039	$29,773
Canadian Dollar vs. U.S. Dollar, expiring 6/15/09	1,521	1,236	1,207,309	1,235,581	(28,272)
Canadian Dollar vs. U.S. Dollar, expiring 6/15/09	1,387	1,074	1,100,946	1,074,403	26,543
Canadian Dollar vs. U.S. Dollar, expiring 6/15/09	1,735	1,372	1,377,173	1,371,975	5,198
European Union vs. U.S. Dollar, expiring 6/15/09	2,789	3,664	3,705,596	3,663,603	41,993
European Union vs. U.S. Dollar, expiring 6/15/09	1,270	1,622	1,687,381	1,621,663	65,718
Swedish Krona vs. U.S. Dollar, expiring 6/15/09	11,633	1,394	1,415,913	1,394,092	21,821
Swedish Krona vs. U.S. Dollar, expiring 6/15/09	18,337	2,173	2,231,892	2,173,223	58,669

					$221,443

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 6/15/09	2,703	1,931	$2,703,014	$2,771,262	$(68,248)

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 6/15/09	1,830	1,319	$1,830,178	$1,892,954	$(62,776)
Canadian Dollar vs. U.S. Dollar, expiring 6/15/09	2,373	3,001	2,372,520	2,382,074	(9,554)
Canadian Dollar vs. U.S. Dollar, expiring 6/15/09	12,278	15,309	12,278,338	12,151,673	126,665
Canadian Dollar vs. U.S. Dollar, expiring 6/15/09	4,194	5,237	4,194,465	4,156,921	37,544
European Union vs. U.S. Dollar, expiring 6/15/09	5,166	4,059	5,165,687	5,392,977	(227,290)
Swedish Krona vs. U.S. Dollar, expiring 6/15/09	4,918	43,132	4,917,850	5,249,821	(331,971)
Swiss Franc vs. U.S. Dollar, expiring 6/15/09	1,363	1,583	1,362,893	1,392,963	(30,070)

					$(565,700)

					$(344,257)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$83,212,361	$807,394,768	$124,571	$890,731,700
Other Investments*	38,945	413,924	—	452,869

Total	$83,251,306	$807,808,692	$124,571	$891,184,569

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	758,181	—	758,181

Total	$—	$758,181	$—	$758,181

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$39,022,732	$—
Total gains or losses (realized/unrealized) included in earnings	398	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(38,898,559)	—

Balance as of 3/31/09	$124,571	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$(10,700)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$659,605,248
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,357,031,898

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,796,189
Aggregate gross unrealized depreciation	(328,145,398)

Net unrealized depreciation	$(315,349,209)

Federal income tax cost of investments	$1,206,080,909

At March 31, 2009, the Portfolio had loaned securities with a total value of $46,653,072. This was secured by collateral of $48,065,206, which was received as cash and subsequently invested in short-term investments currently valued at $45,297,005, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $154,814,122, which expires in the year 2016.

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.1%)
Autoliv, Inc.^	6,370	$118,291
Goodyear Tire & Rubber Co.*	8,300	51,958
Johnson Controls, Inc.	21,500	258,000
Lear Corp.*	8,610	6,458
Magna International, Inc., Class A	10,045	268,703

		703,410

Automobiles (0.1%)
Ford Motor Co.*	92,300	242,749
General Motors Corp.	22,600	43,844
Harley-Davidson, Inc.	8,400	112,476

		399,069

Distributors (0.0%)
Genuine Parts Co.	5,900	176,174

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	3,900	305,487
H&R Block, Inc.	12,700	231,013

		536,500

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	16,600	358,560
Darden Restaurants, Inc.	5,000	171,300
International Game Technology	10,500	96,810
Life Time Fitness, Inc.*^	81,920	1,028,915
Marriott International, Inc., Class A	10,400	170,144
McDonald’s Corp.	46,365	2,530,139
Starbucks Corp.*	27,800	308,858
Starwood Hotels & Resorts Worldwide, Inc.	6,200	78,740
Wyndham Worldwide Corp.	10,000	42,000
Wynn Resorts Ltd.*^	15,386	307,258
Yum! Brands, Inc.	17,600	483,648

		5,576,372

Household Durables (0.2%)
Black & Decker Corp.	2,200	69,432
Centex Corp.	3,700	27,750
D.R. Horton, Inc.	9,400	91,180
Fortune Brands, Inc.	5,600	137,480
Harman International Industries, Inc.	3,300	44,649
KB Home	2,200	28,996
Leggett & Platt, Inc.	6,900	89,631
Lennar Corp., Class A	4,700	35,297
Newell Rubbermaid, Inc.	10,200	65,076
Pulte Homes, Inc.	7,200	78,696
Snap-On, Inc.	2,100	52,710
Stanley Works	3,400	99,008
Whirlpool Corp.	2,900	85,811

		905,716

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	12,200	895,968
Expedia, Inc.*	7,700	69,916
Liberty Media Corp., Interactive, Class A*	41,971	121,716
priceline.com, Inc.*^	39,923	3,145,134

		4,232,734

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	7,900	30,020
Hasbro, Inc.	4,400	110,308
Mattel, Inc.	12,700	146,431

		286,759

Media (4.0%)
CBS Corp., Class B	137,100	526,464
Comcast Corp., Class A	145,245	1,981,142
Comcast Corp., Special Class A	295,214	3,799,404
DIRECTV Group, Inc.*^	240,603	5,483,341
DISH Network Corp., Class A*	279,940	3,110,133
Gannett Co., Inc.^	53,580	117,876
Interpublic Group of Cos., Inc.*	21,200	87,344
McGraw-Hill Cos., Inc.	12,200	279,014
Meredith Corp.	2,000	33,280
New York Times Co., Class A	6,600	29,832
News Corp., Class A	257,400	1,703,988
Omnicom Group, Inc.	12,200	285,480
Scripps Networks Interactive, Inc., Class A	4,000	90,040
Time Warner Cable, Inc.	26,326	652,880
Time Warner, Inc.	97,315	1,878,178
Viacom, Inc., Class B*	53,510	930,004
Walt Disney Co.	77,500	1,407,400
Washington Post Co., Class B	200	71,420

		22,467,220

Multiline Retail (0.5%)
Big Lots, Inc.*	3,000	62,340
Family Dollar Stores, Inc.	5,100	170,187
J.C. Penney Co., Inc.	8,700	174,609
Kohl’s Corp.*	11,600	490,912
Macy’s, Inc.^	63,145	561,991
Nordstrom, Inc.	5,400	90,450
Sears Holdings Corp.*	1,900	86,849
Target Corp.	28,600	983,554

		2,620,892

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A	3,400	80,920
AutoNation, Inc.*^	35,000	485,800
AutoZone, Inc.*	1,500	243,930
Bed Bath & Beyond, Inc.*	9,400	232,650
Best Buy Co., Inc.	12,800	485,888
Foot Locker, Inc.^	30,300	317,544
GameStop Corp., Class A*	5,800	162,516
Gap, Inc.	38,300	497,517
Home Depot, Inc.	80,400	1,894,224
Limited Brands, Inc.	29,990	260,913
Lowe’s Cos., Inc.	86,395	1,576,709
Office Depot, Inc.*	15,500	20,305
O’Reilly Automotive, Inc.*	5,000	175,050
RadioShack Corp.	4,000	34,280
Sherwin-Williams Co.	3,800	197,486
Staples, Inc.	27,200	492,592
Tiffany & Co.	4,200	90,552
TJX Cos., Inc.	44,100	1,130,724

		8,379,600

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.*	12,600	210,420
Jones Apparel Group, Inc.	33,460	141,201
NIKE, Inc., Class B^	65,380	3,065,668
Polo Ralph Lauren Corp.	1,900	80,275
VF Corp.	3,300	188,463

		3,686,027

Total Consumer Discretionary		49,970,473

Consumer Staples (10.2%)
Beverages (3.0%)
Brown-Forman Corp., Class B	3,500	135,905
Coca-Cola Co.	154,460	6,788,517
Coca-Cola Enterprises, Inc.	65,320	861,571
Constellation Brands, Inc., Class A*^	39,800	473,620
Dr. Pepper Snapple Group, Inc.*	228,965	3,871,798

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	5,700	$195,396
Pepsi Bottling Group, Inc.	23,500	520,290
PepsiCo, Inc.	78,300	4,030,884

		16,877,981

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	16,500	764,280
CVS Caremark Corp.	117,707	3,235,765
Kroger Co.	35,300	749,066
Rite Aid Corp.*	1,784,210	642,316
Safeway, Inc.	29,100	587,529
SUPERVALU, Inc.	8,200	117,096
SYSCO Corp.	22,900	522,120
Walgreen Co.	37,500	973,500
Wal-Mart Stores, Inc.^	128,340	6,686,514
Whole Foods Market, Inc.	6,200	104,160

		14,382,346

Food Products (1.4%)
Archer-Daniels-Midland Co.	66,400	1,844,592
Bunge Ltd.^	10,675	604,739
Campbell Soup Co.	7,400	202,464
ConAgra Foods, Inc.	16,800	283,416
Dean Foods Co.*	5,800	104,864
Del Monte Foods Co.^	23,555	171,716
General Mills, Inc.	20,980	1,046,482
H.J. Heinz Co.	11,900	393,414
Hershey Co.	6,000	208,500
Hormel Foods Corp.	3,100	98,301
JM Smucker Co.	4,200	156,534
Kellogg Co.	14,300	523,809
Kraft Foods, Inc., Class A	55,800	1,243,782
McCormick & Co., Inc. (Non-Voting)	4,600	136,022
Sara Lee Corp.	27,400	221,392
Tyson Foods, Inc., Class A	35,970	337,758

		7,577,785

Household Products (1.7%)
Clorox Co.	5,400	277,992
Colgate-Palmolive Co.	22,115	1,304,343
Kimberly-Clark Corp.	24,095	1,111,020
Procter & Gamble Co.	137,971	6,497,055

		9,190,410

Personal Products (0.1%)
Avon Products, Inc.	16,700	321,141
Estee Lauder Cos., Inc., Class A	4,000	98,600

		419,741

Tobacco (1.5%)
Altria Group, Inc.	132,053	2,115,489
Lorillard, Inc.^	16,000	987,840
Philip Morris International, Inc.	118,753	4,225,232
Reynolds American, Inc.^	18,980	680,243

		8,008,804

Total Consumer Staples		56,457,067

Energy (11.0%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	11,700	334,035
BJ Services Co.	10,900	108,455
Cameron International Corp.*	8,400	184,212
Diamond Offshore Drilling, Inc.	2,500	157,150
ENSCO International, Inc.	5,700	150,480
Halliburton Co.	34,300	530,621
Helmerich & Payne, Inc.^	58,543	1,333,024
Nabors Industries Ltd.*	10,100	100,899
National Oilwell Varco, Inc.*	15,900	456,489
Rowan Cos., Inc.	4,100	49,077
Schlumberger Ltd.	45,300	1,840,086
Smith International, Inc.	8,400	180,432
Transocean Ltd.*	53,060	3,122,051

		8,547,011

Oil, Gas & Consumable Fuels (9.5%)
Anadarko Petroleum Corp.	17,500	680,575
Apache Corp.	19,900	1,275,391
BP plc (ADR)^	10,700	429,070
Cabot Oil & Gas Corp.	3,600	84,852
Chesapeake Energy Corp.	21,700	370,202
Chevron Corp.	98,400	6,616,416
ConocoPhillips	195,471	7,654,644
Consol Energy, Inc.	7,000	176,680
Devon Energy Corp.	27,300	1,220,037
El Paso Corp.	25,000	156,250
EOG Resources, Inc.^	39,932	2,186,676
Exxon Mobil Corp.	221,110	15,057,591
Gazprom OAO (ADR)	64,340	948,380
Hess Corp.	48,007	2,601,979
Marathon Oil Corp.	224,670	5,906,574
Massey Energy Co.	2,500	25,300
Murphy Oil Corp.	7,200	322,344
Noble Energy, Inc.	6,700	360,996
Occidental Petroleum Corp.	44,900	2,498,685
Peabody Energy Corp.	10,400	260,416
Pioneer Natural Resources Co.	4,600	75,762
Range Resources Corp.	6,100	251,076
Royal Dutch Shell plc (ADR), Class A	12,845	569,034
Southwestern Energy Co.*	13,000	385,970
Spectra Energy Corp.	24,000	339,360
Sunoco, Inc.	4,600	121,808
Tesoro Corp.	6,100	82,167
Valero Energy Corp.	19,600	350,840
Williams Cos., Inc.	22,500	256,050
XTO Energy, Inc.	22,100	676,702

		51,941,827

Total Energy		60,488,838

Financials (12.4%)
Capital Markets (4.0%)
Ameriprise Financial, Inc.	8,500	174,165
Bank of New York Mellon Corp.	43,700	1,234,525
Charles Schwab Corp.	283,000	4,386,500
Deutsche Bank AG (Registered)^	23,900	971,535
E*TRADE Financial Corp.*	31,700	40,576
Federated Investors, Inc., Class B	3,500	77,910
Franklin Resources, Inc.	5,900	317,833
Goldman Sachs Group, Inc.^	90,828	9,629,584
Invesco Ltd.	14,300	198,198
Janus Capital Group, Inc.	4,500	29,925
Legg Mason, Inc.	5,700	90,630
Morgan Stanley^	167,783	3,820,419
Northern Trust Corp.	8,500	508,470
State Street Corp.	16,500	507,870
T. Rowe Price Group, Inc.	9,700	279,942

		22,268,082

Commercial Banks (2.1%)
BB&T Corp.	21,000	355,320
Comerica, Inc.	5,400	98,874
Fifth Third Bancorp^	1,000,377	2,921,101
First Horizon National Corp.	7,109	76,355
Huntington Bancshares, Inc./Ohio	20,600	34,196
KeyCorp	19,500	153,465
M&T Bank Corp.	2,800	126,672
Marshall & Ilsley Corp.	8,700	48,981
PNC Financial Services Group, Inc.	16,400	480,356

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Regions Financial Corp.	25,000	$106,500
SunTrust Banks, Inc.	14,000	164,360
U.S. Bancorp	310,850	4,541,518
Wells Fargo & Co.	160,500	2,285,520
Zions Bancorporation	3,900	38,337

		11,431,555

Consumer Finance (0.2%)
American Express Co.	44,700	609,261
Capital One Financial Corp.^	16,945	207,407
Discover Financial Services	17,400	109,794
SLM Corp.*	20,700	102,465

		1,028,927

Diversified Financial Services (2.1%)
Bank of America Corp.	242,800	1,655,896
CIT Group, Inc.	12,600	35,910
Citigroup, Inc.	208,800	528,264
CME Group, Inc.	2,500	615,975
IntercontinentalExchange, Inc.*	2,700	201,069
JPMorgan Chase & Co.	278,590	7,404,922
Leucadia National Corp.*	6,000	89,340
Moody’s Corp.	7,600	174,192
NASDAQ OMX Group, Inc.*	5,100	99,858
NYSE Euronext, Inc.	48,875	874,863

		11,680,289

Insurance (3.5%)
ACE Ltd.	137,226	5,543,930
Aflac, Inc.	18,100	350,416
Allstate Corp.	177,472	3,398,589
American International Group, Inc.	95,900	95,900
Aon Corp.	10,300	420,446
Assurant, Inc.	4,000	87,120
Chubb Corp.	13,600	575,552
Cincinnati Financial Corp.	6,300	144,081
Genworth Financial, Inc., Class A	65,875	125,163
Hartford Financial Services Group, Inc.^	227,988	1,789,706
Lincoln National Corp.^	48,000	321,120
Loews Corp.	13,200	291,720
Marsh & McLennan Cos., Inc.	19,500	394,875
MBIA, Inc.*	5,300	24,274
MetLife, Inc.	76,500	1,741,905
Principal Financial Group, Inc.	11,500	94,070
Progressive Corp.*	26,300	353,472
Prudential Financial, Inc.	29,365	558,522
Swiss Reinsurance (Registered)	68,020	1,109,883
Torchmark Corp.	2,900	76,067
Travelers Cos., Inc.	36,500	1,483,360
Unum Group^	18,600	232,500
XL Capital Ltd., Class A	50,645	276,522

		19,489,193

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	6,700	36,716
AvalonBay Communities, Inc. (REIT)	3,100	145,886
Boston Properties, Inc. (REIT)	4,300	150,629
Equity Residential (REIT)	10,500	192,675
HCP, Inc. (REIT)	9,300	166,005
Health Care REIT, Inc. (REIT)	4,400	134,596
Host Hotels & Resorts, Inc. (REIT)	17,700	69,384
Kimco Realty Corp. (REIT)	10,200	77,724
Plum Creek Timber Co., Inc. (REIT)	6,100	177,327
ProLogis (REIT)	11,800	76,700
Public Storage (REIT)	4,700	259,675
Simon Property Group, Inc. (REIT)	9,736	337,255
Ventas, Inc. (REIT)	5,600	126,616
Vornado Realty Trust (REIT)	5,428	180,429

		2,131,617

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	12,600	50,778

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	20,200	236,138
People’s United Financial, Inc.	12,500	224,625

		460,763

Total Financials		68,541,204

Health Care (15.6%)
Biotechnology (3.1%)
Amgen, Inc.*	61,350	3,038,052
Biogen Idec, Inc.*	11,100	581,862
Celgene Corp.*	53,230	2,363,412
Cephalon, Inc.*	2,700	183,870
Genzyme Corp.*	10,400	617,656
Gilead Sciences, Inc.*	204,640	9,478,925
OSI Pharmaceuticals, Inc.*^	18,874	722,119

		16,985,896

Health Care Equipment & Supplies (2.2%)
Alcon, Inc.	9,125	829,554
Baxter International, Inc.	53,385	2,734,380
Becton, Dickinson & Co.	8,900	598,436
Boston Scientific Corp.*	57,200	454,740
C.R. Bard, Inc.	3,900	310,908
Covidien Ltd.	73,985	2,459,261
DENTSPLY International, Inc.	5,800	155,730
Hospira, Inc.*	6,500	200,590
Intuitive Surgical, Inc.*	1,600	152,576
Medtronic, Inc.	42,500	1,252,475
St. Jude Medical, Inc.*	13,100	475,923
Stryker Corp.	9,500	323,380
Varian Medical Systems, Inc.*	67,748	2,062,249
Zimmer Holdings, Inc.*	8,800	321,200

		12,331,402

Health Care Providers & Services (1.8%)
Aetna, Inc.	17,500	425,775
AmerisourceBergen Corp.	6,000	195,960
Cardinal Health, Inc.	25,300	796,444
CIGNA Corp.	9,800	172,382
Community Health Systems, Inc.*^	108,222	1,660,125
Coventry Health Care, Inc.*	5,500	71,170
DaVita, Inc.*	3,800	167,010
Express Scripts, Inc.*	9,400	433,998
Humana, Inc.*	6,900	179,952
Laboratory Corp. of America Holdings*	4,000	233,960
McKesson Corp.	10,500	367,920
Medco Health Solutions, Inc.*	18,400	760,656
Patterson Cos., Inc.*	3,400	64,124
Quest Diagnostics, Inc.	6,200	294,376
Tenet Healthcare Corp.*	23,400	27,144
UnitedHealth Group, Inc.	172,981	3,620,493
WellPoint, Inc.*	18,800	713,836

		10,185,325

Health Care Technology (0.3%)
Eclipsys Corp.*^	162,492	1,647,669

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March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IMS Health, Inc.	6,100	$76,067

		1,723,736

Life Sciences Tools & Services (0.8%)
Life Technologies Corp.*	6,700	217,616
Millipore Corp.*	2,100	120,561
PerkinElmer, Inc.	4,200	53,634
Thermo Fisher Scientific, Inc.*	107,800	3,845,226
Waters Corp.*	3,900	144,105

		4,381,142

Pharmaceuticals (7.4%)
Abbott Laboratories, Inc.	60,705	2,895,629
Allergan, Inc.	11,700	558,792
AstraZeneca plc (ADR)^	10,605	375,947
Bristol-Myers Squibb Co.	127,360	2,791,731
Eli Lilly & Co.	224,000	7,483,839
Forest Laboratories, Inc.*	11,300	248,148
GlaxoSmithKline plc (ADR)^	12,950	402,357
Johnson & Johnson	134,250	7,061,550
King Pharmaceuticals, Inc.*	9,500	67,165
Merck & Co., Inc.	150,714	4,031,600
Mylan, Inc.*	10,800	144,828
Novartis AG (ADR)	12,075	456,797
Pfizer, Inc.	377,800	5,145,636
Sanofi-Aventis S.A. (ADR)	22,855	638,340
Schering-Plough Corp.	98,700	2,324,385
Teva Pharmaceutical Industries Ltd. (ADR)	67,610	3,045,831
Watson Pharmaceuticals, Inc.*	3,900	121,329
Wyeth	65,600	2,823,424

		40,617,328

Total Health Care		86,224,829

Industrials (5.7%)
Aerospace & Defense (1.9%)
Boeing Co.	122,270	4,350,366
General Dynamics Corp.	14,800	615,532
Goodrich Corp.	4,400	166,716
Honeywell International, Inc.	27,500	766,150
L-3 Communications Holdings, Inc.	4,600	311,880
Lockheed Martin Corp.	12,600	869,778
Northrop Grumman Corp.	12,500	545,500
Precision Castparts Corp.	5,300	317,470
Raytheon Co.	15,200	591,888
Rockwell Collins, Inc.	6,100	199,104
United Technologies Corp.	35,800	1,538,684

		10,273,068

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	6,600	301,026
Expeditors International of Washington, Inc.	7,600	215,004
FedEx Corp.	11,900	529,431
United Parcel Service, Inc., Class B	37,700	1,855,594

		2,901,055

Airlines (0.0%)
Southwest Airlines Co.	26,200	165,846

Building Products (0.0%)
Masco Corp.	14,100	98,418

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	4,500	100,530
Cintas Corp.	4,700	116,184
Iron Mountain, Inc.*	7,000	155,190
Pitney Bowes, Inc.	20,425	476,924
R.R. Donnelley & Sons Co.	7,400	54,242
Republic Services, Inc.	11,500	197,225
Stericycle, Inc.*	3,100	147,963
Waste Management, Inc.	18,700	478,720

		1,726,978

Construction & Engineering (0.1%)
Fluor Corp.	7,100	245,305
Jacobs Engineering Group, Inc.*	4,500	173,970

		419,275

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	17,500	452,550
Emerson Electric Co.	28,300	808,814
Rockwell Automation, Inc.	5,300	115,752

		1,377,116

Industrial Conglomerates (1.0%)
3M Co.	26,300	1,307,636
General Electric Co.	399,600	4,039,956
Textron, Inc.	8,400	48,216

		5,395,808

Machinery (1.1%)
Caterpillar, Inc.	22,900	640,284
Cummins, Inc.	7,700	195,965
Danaher Corp.	42,579	2,308,633
Deere & Co.	16,300	535,781
Dover Corp.	20,725	546,726
Eaton Corp.	6,400	235,904
Flowserve Corp.	2,100	117,852
Illinois Tool Works, Inc.	15,000	462,750
Ingersoll-Rand Co., Ltd., Class A	11,400	157,320
ITT Corp.	6,800	261,596
Manitowoc Co., Inc.	7,300	23,871
PACCAR, Inc.	14,100	363,216
Pall Corp.	4,000	81,720
Parker Hannifin Corp.	6,200	210,676

		6,142,294

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,900	146,300
Equifax, Inc.	4,500	110,025
Monster Worldwide, Inc.*	3,600	29,340
Robert Half International, Inc.	5,300	94,499

		380,164

Road & Rail (0.4%)
Burlington Northern Santa Fe Corp.	10,700	643,605
CSX Corp.	15,000	387,750
Norfolk Southern Corp.	14,100	475,875
Ryder System, Inc.	1,900	53,789
Union Pacific Corp.	19,300	793,423

		2,354,442

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,600	147,913
W.W. Grainger, Inc.	2,300	161,414

		309,327

Total Industrials		31,543,791

Information Technology (18.9%)
Communications Equipment (4.2%)
Ciena Corp.*	5,100	39,678
Cisco Systems, Inc.*	250,200	4,195,854
Corning, Inc.^	549,537	7,292,356
Harris Corp.	4,900	141,806
JDS Uniphase Corp.*	12,400	40,300
Juniper Networks, Inc.*	19,200	289,152
Motorola, Inc.	248,330	1,050,436
Nokia Oyj (ADR)	76,200	889,254

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March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.^	113,541	$4,417,880
Research In Motion Ltd.*	96,154	4,141,353
Telefonaktiebolaget LM Ericsson (ADR)	55,800	451,422
Tellabs, Inc.*	15,200	69,616

		23,019,107

Computers & Peripherals (5.0%)
Apple, Inc.*	100,136	10,526,296
Dell, Inc.*	516,320	4,894,714
EMC Corp.*	75,400	859,560
Hewlett-Packard Co.	90,800	2,911,048
International Business Machines Corp.^	70,810	6,860,781
Lexmark International, Inc., Class A*	2,800	47,236
NetApp, Inc.*	12,700	188,468
QLogic Corp.*	4,200	46,704
SanDisk Corp.*	7,700	97,405
Sun Microsystems, Inc.*	28,900	211,548
Teradata Corp.*	6,300	102,186
Western Digital Corp.*	20,510	396,663

		27,142,609

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	13,500	207,495
Amphenol Corp., Class A	6,800	193,732
AU Optronics Corp. (ADR)^	73,325	615,196
FLIR Systems, Inc.*	6,100	124,928
Jabil Circuit, Inc.	6,100	33,916
Molex, Inc.	5,400	74,196
Tyco Electronics Ltd.^	40,240	444,250

		1,693,713

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	6,500	126,100
eBay, Inc.*^	194,421	2,441,928
Google, Inc., Class A*	17,500	6,091,050
VeriSign, Inc.*	6,800	128,316
Yahoo!, Inc.*	53,200	681,492

		9,468,886

IT Services (1.5%)
Affiliated Computer Services, Inc., Class A*	3,700	177,193
Automatic Data Processing, Inc.	19,400	682,104
Cognizant Technology Solutions Corp., Class A*	10,900	226,611
Computer Sciences Corp.*	5,400	198,936
Convergys Corp.*	3,500	28,280
Fidelity National Information Services, Inc.	7,400	134,680
Fiserv, Inc.*	6,200	226,052
Mastercard, Inc., Class A	2,800	468,944
Paychex, Inc.	134,240	3,445,940
Total System Services, Inc.	6,800	93,908
Visa, Inc., Class A^	33,200	1,845,920
Western Union Co.^	67,352	846,615

		8,375,183

Office Electronics (0.0%)
Xerox Corp.	30,800	140,140

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	24,100	73,505
Altera Corp.	11,500	201,825
Analog Devices, Inc.	10,500	202,335
Applied Materials, Inc.	51,300	551,475
Broadcom Corp., Class A*	16,200	323,676
Cypress Semiconductor Corp.*	53,887	364,815
Intel Corp.	210,600	3,169,530
KLA-Tencor Corp.	6,300	126,000
Linear Technology Corp.	8,500	195,330
LSI Corp.*	28,700	87,248
MEMC Electronic Materials, Inc.*	8,700	143,463
Microchip Technology, Inc.	7,300	154,687
Micron Technology, Inc.*	27,200	110,432
National Semiconductor Corp.	6,600	67,782
Novellus Systems, Inc.*	3,500	58,205
NVIDIA Corp.*	49,000	483,140
ON Semiconductor Corp.*^	383,772	1,496,711
Teradyne, Inc.*	9,500	41,610
Texas Instruments, Inc.	47,900	790,829
Xilinx, Inc.	10,600	203,096

		8,845,694

Software (4.6%)
Adobe Systems, Inc.*	20,200	432,078
Amdocs Ltd.*	173,620	3,215,442
Autodesk, Inc.*	8,100	136,161
BMC Software, Inc.*	6,700	221,100
CA, Inc.	14,700	258,867
Citrix Systems, Inc.*	6,500	147,160
Compuware Corp.*	8,900	58,651
Electronic Arts, Inc.*	11,600	211,004
Intuit, Inc.*	12,500	337,500
McAfee, Inc.*	5,900	197,650
Microsoft Corp.	704,706	12,945,450
Novell, Inc.*	11,900	50,694
Oracle Corp.*^	295,461	5,338,980
Salesforce.com, Inc.*	4,000	130,920
Symantec Corp.*^	82,600	1,234,044

		24,915,701

Total Information Technology		103,601,033

Materials (2.0%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	8,000	450,000
CF Industries Holdings, Inc.	1,700	120,921
Dow Chemical Co.	36,100	304,323
E.I. du Pont de Nemours & Co.	34,400	768,152
Eastman Chemical Co.^	14,245	381,766
Ecolab, Inc.	6,000	208,380
International Flavors & Fragrances, Inc.	2,700	82,242
Monsanto Co.	20,800	1,728,480
PPG Industries, Inc.	5,900	217,710
Praxair, Inc.	11,800	794,022
Rohm & Haas Co.	4,700	370,548
Sigma-Aldrich Corp.	4,800	181,392
Syngenta AG (ADR)	37,661	1,510,583

		7,118,519

Construction Materials (0.0%)
Vulcan Materials Co.	3,900	172,731

Containers & Packaging (0.2%)
Ball Corp.	3,300	143,220
Bemis Co., Inc.	4,400	92,268
Owens-Illinois, Inc.*	31,095	449,012
Pactiv Corp.*	4,800	70,032
Sealed Air Corp.	7,000	96,600
Sonoco Products Co.	5,900	123,782

		974,914

Metals & Mining (0.4%)
AK Steel Holding Corp.	3,200	22,784
Alcoa, Inc.	35,500	260,570

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Allegheny Technologies, Inc.	4,300	$94,299
Freeport-McMoRan Copper & Gold, Inc.	15,700	598,327
Newmont Mining Corp.	18,600	832,536
Nucor Corp.	11,900	454,223
Titanium Metals Corp.	4,800	26,256
United States Steel Corp.	4,000	84,520

		2,373,515

Paper & Forest Products (0.1%)
International Paper Co.	15,400	108,416
MeadWestvaco Corp.	6,300	75,537
Weyerhaeuser Co.	8,200	226,074

		410,027

Total Materials		11,049,706

Telecommunication Services (4.3%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	451,700	11,382,840
CenturyTel, Inc.	3,400	95,608
Embarq Corp.	5,500	208,175
Frontier Communications Corp.	13,800	99,084
Level 3 Communications, Inc.*^	371,296	341,592
Qwest Communications International, Inc.	56,300	192,546
Telefonica S.A. (ADR)	4,060	242,057
Verizon Communications, Inc.	120,100	3,627,020
Windstream Corp.	17,100	137,826

		16,326,748

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	15,100	459,493
China Mobile Ltd.	272,800	2,374,804
Crown Castle International Corp.*^	144,086	2,940,795
Sprint Nextel Corp.*^	290,300	1,036,371
Vodafone Group plc (ADR)^	18,585	323,751

		7,135,214

Total Telecommunication Services		23,461,962

Utilities (3.0%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.	6,800	157,556
American Electric Power Co., Inc.	15,300	386,478
Duke Energy Corp.	48,900	700,248
Edison International	11,900	342,839
Entergy Corp.	74,804	5,093,404
Exelon Corp.	25,000	1,134,750
FirstEnergy Corp.	11,600	447,760
FPL Group, Inc.	15,600	791,388
Northeast Utilities	6,800	146,812
Pepco Holdings, Inc.	7,400	92,352
Pinnacle West Capital Corp.	3,500	92,960
PPL Corp.	14,200	407,682
Progress Energy, Inc.	10,100	366,226
Southern Co.	29,600	906,352

		11,066,807

Gas Utilities (0.1%)
EQT Corp.	4,700	147,251
Nicor, Inc.	1,600	53,168
Questar Corp.	6,700	197,181

		397,600

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	23,900	138,859
Constellation Energy Group, Inc.	7,800	161,148
Dynegy, Inc., Class A*	28,500	40,185
Reliant Energy, Inc.*	45,045	143,694

		483,886

Multi-Utilities (0.8%)
Ameren Corp.	7,500	173,925
CenterPoint Energy, Inc.	13,500	140,805
CMS Energy Corp.^	33,875	401,080
Consolidated Edison, Inc.	10,400	411,944
Dominion Resources, Inc.	22,300	691,077
DTE Energy Co.	5,800	160,660
Integrys Energy Group, Inc.	3,400	88,536
NiSource, Inc.	17,800	174,440
PG&E Corp.	13,800	527,436
Public Service Enterprise Group, Inc.	19,300	568,771
SCANA Corp.	4,600	142,094
Sempra Energy	9,300	430,032
TECO Energy, Inc.	7,300	81,395
Wisconsin Energy Corp.	4,300	177,031
Xcel Energy, Inc.	17,500	326,025

		4,495,251

Total Utilities		16,443,544

Total Common Stocks (92.2%) (Cost $628,389,804)		507,782,447

CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Diversified Financial Services (0.1%)
CIT Group, Inc.
8.750%	18,720	340,704

Total Convertible Preferred Stocks (0.1%) (Cost $936,000)		340,704

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.
2.750%, 11/15/35	$188,000	141,940
2.250%, 12/15/38	1,314,000	676,710

Total Energy		818,650

Total Convertible Bonds		818,650

Corporate Bonds (1.5%)
Financials (1.5%)
Commercial Banks (0.2%)
Fifth Third Capital Trust IV
6.500%, 4/15/37 (l)	526,000	171,046
USB Capital IX
6.189%, 4/15/49 (l)	2,886,000	1,139,970

		1,311,016

Diversified Financial Services (1.3%)
CIT Group, Inc.
5.000%, 2/13/14	322,900	185,111
5.000%, 2/1/15	470,900	286,707
5.400%, 1/30/16	930,400	557,648
5.850%, 9/15/16	258,200	146,036
General Electric Capital Corp.
6.375%, 11/15/67 (l)	3,277,000	1,591,252

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Goldman Sachs Capital II
5.793%, 12/29/49 (l)	$4,355,000	$1,813,165
Goldman Sachs Capital III
2.031%, 9/29/49 (l)	1,402,000	441,630
JPMorgan Chase Capital XXI
2.120%, 2/2/37 (l)	1,438,000	554,362
JPMorgan Chase Capital XXIII
2.238%, 5/15/47 (l)	3,999,000	1,636,275

		7,212,186

Total Financials		8,523,202

Total Long-Term Debt Securities (1.6%) (Cost $8,988,684)		9,341,852

SHORT-TERM INVESTMENTS:
Government Securities (2.7%)
Federal Home Loan Bank
0.01%, 4/1/09 (o)(p)	12,500,000	12,499,997
U.S. Treasury Bills
0.18%, 6/11/09 #(p)	2,635,000	2,634,054

Total Government Securities		15,134,051

Short-Term Investments of Cash Collateral for Securities Loaned (5.9%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	1,580,000	1,580,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	1,170,000	1,149,173
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	17,576,516	17,576,516
General Electric Capital Corp.
0.40%, 3/12/10 (l)	210,000	198,500
K2 (USA) LLC
0.37%, 5/29/09 (l)	2,119,854	2,119,854
0.37%, 6/18/09 (l)	2,649,804	2,640,951
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	1,319,991	158,399
Links Finance LLC
0.37%, 6/25/09 (l)	789,950	786,540
Monumental Global Funding II
0.43%, 5/26/10 (l)	2,490,000	2,116,500
Morgan Stanley
0.46%, 5/7/09 (l)	2,650,000	2,650,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,589,801	1,434,975

Total Short-Term Investments of Cash Collateral for Securities Loaned		32,411,408

Time Deposit (3.7%)
JPMorgan Chase Nassau
0.004%, 4/1/09	20,453,456	20,453,456

Total Short-Term Investments (12.3%) (Cost/Amortized Cost $69,733,163)		67,998,915

Total Investments (106.2%) (Cost/Amortized Cost $708,047,651)		585,463,918
Other Assets Less Liabilities (-6.2%)		(34,010,547)

Net Assets (100%)		$551,453,371

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

Glossary:

ADR — American Depositary Receipt

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
S&P 500 E-Mini Index	267	June-09	$9,991,245	$10,610,580	$619,335

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$503,690,084	$81,773,834	$—	$585,463,918
Other Investments*	619,335	—	—	619,335

Total	$504,309,419	$81,773,834	$—	$586,083,253

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$373,744,173
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$556,401,064

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,115,198
Aggregate gross unrealized depreciation	(132,698,931)

Net unrealized depreciation	$(122,583,733)

Federal income tax cost of investments	$708,047,651

At March 31, 2009, the Portfolio had loaned securities with a total value of $33,737,175. This was secured by collateral of $34,145,917, which was received as cash and subsequently invested in short-term investments currently valued at $32,411,408, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $111, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2009, the Portfolio incurred approximately $58 as brokerage commissions with Williams Capital Group, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $105,713,400, which expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (0.1%)
BorgWarner, Inc.	2,400	$48,720
Gentex Corp.	3,200	31,872
Goodyear Tire & Rubber Co.*	3,500	21,910
Johnson Controls, Inc.	2,100	25,200
WABCO Holdings, Inc.	1,500	18,465

		146,167

Automobiles (0.0%)
Harley-Davidson, Inc.	4,800	64,272
Thor Industries, Inc.	200	3,124

		67,396

Distributors (0.0%)
LKQ Corp.*	3,000	42,810

Diversified Consumer Services (2.0%)
Apollo Group, Inc., Class A*	12,318	964,869
Brink’s Home Security Holdings, Inc.*	900	20,340
DeVry, Inc.	1,400	67,452
H&R Block, Inc.	7,500	136,425
Hillenbrand, Inc.	1,500	24,015
ITT Educational Services, Inc.*^	21,500	2,610,530
Strayer Education, Inc.	340	61,156
Weight Watchers International, Inc.	700	12,985

		3,897,772

Hotels, Restaurants & Leisure (1.6%)
Boyd Gaming Corp.	200	746
Brinker International, Inc.	2,400	36,240
Burger King Holdings, Inc.	1,900	43,605
Carnival Corp.	2,100	45,360
Chipotle Mexican Grill, Inc., Class A*	800	53,104
Choice Hotels International, Inc.	200	5,164
Darden Restaurants, Inc.	3,200	109,632
International Game Technology	15,640	144,201
Interval Leisure Group, Inc.*	100	530
Las Vegas Sands Corp.*	3,700	11,137
Marriott International, Inc., Class A^	24,360	398,530
McDonald’s Corp.	23,755	1,296,310
MGM MIRAGE*	2,600	6,058
Orient-Express Hotels Ltd., Class A	1,000	4,100
Panera Bread Co., Class A*	600	33,540
Penn National Gaming, Inc.*	1,500	36,225
Scientific Games Corp., Class A*	1,500	18,165
Starbucks Corp.*	16,600	184,426
Starwood Hotels & Resorts Worldwide, Inc.	4,200	53,340
Tim Hortons, Inc.	4,200	106,554
Wynn Resorts Ltd.*	1,300	25,961
Yum! Brands, Inc.	16,444	451,881

		3,064,809

Household Durables (0.0%)
Garmin Ltd.	2,700	57,267
Harman International Industries, Inc.	1,000	13,530
NVR, Inc.*	12	5,133
Pulte Homes, Inc.	1,200	13,116

		89,046

Internet & Catalog Retail (3.6%)
Amazon.com, Inc.*	58,703	4,311,147
Expedia, Inc.*^	12,440	112,955
HSN, Inc.*	100	514
Netflix, Inc.*^	58,200	2,497,944
priceline.com, Inc.*	965	76,023
Ticketmaster Entertainment, Inc.*	100	369

		6,998,952

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,200	30,084

Media (1.0%)
Central European Media Enterprises Ltd., Class A*	800	9,168
Clear Channel Outdoor Holdings, Inc., Class A*	700	2,569
Comcast Corp., Class A	19,109	260,647
CTC Media, Inc.*	1,200	5,472
DIRECTV Group, Inc.*	12,737	290,276
DISH Network Corp., Class A*	4,600	51,106
DreamWorks Animation SKG, Inc., Class A*	1,900	41,116
Interpublic Group of Cos., Inc.*	9,200	37,904
John Wiley & Sons, Inc., Class A	900	26,802
Lamar Advertising Co., Class A*	1,800	17,550
Liberty Global, Inc., Class A*	3,100	45,136
Liberty Media Corp., Entertainment Series, Class A*	11,900	237,405
McGraw-Hill Cos., Inc.	3,600	82,332
Morningstar, Inc.*	400	13,660
News Corp., Class A	21,100	139,682
Omnicom Group, Inc.	6,800	159,120
Sirius XM Radio, Inc.*	80,200	28,070
Time Warner Cable, Inc.	4,103	101,762
Time Warner, Inc.	3,000	57,900
Viacom, Inc., Class B*	12,276	213,357
Walt Disney Co.	5,000	90,800
Warner Music Group Corp.*	300	705

		1,912,539

Multiline Retail (1.0%)
Big Lots, Inc.*	1,900	39,482
Dollar Tree, Inc.*	2,100	93,555
Family Dollar Stores, Inc.	300	10,011
Kohl’s Corp.*	10,860	459,595
Nordstrom, Inc.	4,100	68,675
Target Corp.	38,227	1,314,627

		1,985,945

Specialty Retail (2.4%)
Abercrombie & Fitch Co., Class A	2,000	47,600
Advance Auto Parts, Inc.	2,200	90,376
Aeropostale, Inc.*^	69,600	1,848,576
American Eagle Outfitters, Inc.	2,700	33,048
AnnTaylor Stores Corp.*	500	2,600
AutoZone, Inc.*	800	130,096
Bed Bath & Beyond, Inc.*^	13,840	342,540
Best Buy Co., Inc.	7,700	292,292
CarMax, Inc.*	5,000	62,200
Dick’s Sporting Goods, Inc.*	2,000	28,540
GameStop Corp., Class A*	3,700	103,674
Gap, Inc.	5,500	71,445
Guess?, Inc.	1,400	29,512
Home Depot, Inc.^	27,300	643,188
Limited Brands, Inc.	4,000	34,800
Lowe’s Cos., Inc.	1,700	31,025
O’Reilly Automotive, Inc.*	1,100	38,511
PetSmart, Inc.	2,900	60,784
Ross Stores, Inc.	3,000	107,640
Sherwin-Williams Co.	2,300	119,531
Staples, Inc.	13,800	249,918
Tiffany & Co.	2,800	60,368
TJX Cos., Inc.	9,800	251,272

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Outfitters, Inc.*	2,600	$42,562
Williams-Sonoma, Inc.	300	3,024

		4,725,122

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	7,400	123,580
Hanesbrands, Inc.*	2,200	21,054
NIKE, Inc., Class B	9,938	465,993
Phillips-Van Heusen Corp.	1,000	22,680
Polo Ralph Lauren Corp.	1,300	54,925

		688,232

Total Consumer Discretionary		23,648,874

Consumer Staples (9.0%)
Beverages (1.8%)
Brown-Forman Corp., Class B	1,800	69,894
Central European Distribution Corp.*	900	9,684
Coca-Cola Co.	37,783	1,660,563
Hansen Natural Corp.*	1,700	61,200
PepsiCo, Inc.	34,379	1,769,831

		3,571,172

Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	10,079	466,859
CVS Caremark Corp.	60,909	1,674,388
Kroger Co.	6,700	142,174
SYSCO Corp.	13,998	319,154
Walgreen Co.	21,276	552,325
Wal-Mart Stores, Inc.^	68,736	3,581,146
Whole Foods Market, Inc.	3,200	53,760

		6,789,806

Food Products (1.1%)
Bunge Ltd.^	15,350	869,578
Campbell Soup Co.	2,400	65,664
Dean Foods Co.*	2,500	45,200
General Mills, Inc.	700	34,916
H.J. Heinz Co.	4,000	132,240
Hershey Co.	1,800	62,550
JM Smucker Co.	500	18,635
Kellogg Co.	3,300	120,879
McCormick & Co., Inc. (Non-Voting)	1,000	29,570
Nestle S.A. (Registered) (ADR)	25,000	838,750
Tyson Foods, Inc., Class A	800	7,512

		2,225,494

Household Products (1.2%)
Church & Dwight Co., Inc.	1,600	83,568
Clorox Co.	1,000	51,480
Colgate-Palmolive Co.	11,798	695,846
Energizer Holdings, Inc.*	1,300	64,597
Kimberly-Clark Corp.	4,026	185,639
Procter & Gamble Co.	25,750	1,212,567

		2,293,697

Personal Products (0.2%)
Alberto-Culver Co.	300	6,783
Avon Products, Inc.	9,800	188,454
Bare Escentuals, Inc.*	1,400	5,740
Estee Lauder Cos., Inc., Class A	2,300	56,695
Herbalife Ltd.	1,500	22,470
Mead Johnson Nutrition Co., Class A*	400	11,548
NBTY, Inc.*	600	8,448

		300,138

Tobacco (1.3%)
Altria Group, Inc.	36,407	583,240
Lorillard, Inc.	2,100	129,654
Philip Morris International, Inc.	48,719	1,733,422

		2,446,316

Total Consumer Staples		17,626,623

Energy (6.1%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.*	1,300	21,567
Baker Hughes, Inc.	7,100	202,705
Cameron International Corp.*	4,900	107,457
Diamond Offshore Drilling, Inc.	1,600	100,576
Dresser-Rand Group, Inc.*	2,000	44,200
ENSCO International, Inc.	3,186	84,110
FMC Technologies, Inc.*	2,900	90,973
Global Industries Ltd.*	1,700	6,528
Halliburton Co.	56,673	876,731
Helix Energy Solutions Group, Inc.*	200	1,028
IHS, Inc., Class A*	1,000	41,180
Key Energy Services, Inc.*	500	1,440
Nabors Industries Ltd.*	900	8,991
National Oilwell Varco, Inc.*	38,628	1,109,010
Oceaneering International, Inc.*	1,300	47,931
Oil States International, Inc.*	800	10,736
Patterson-UTI Energy, Inc.	2,200	19,712
Pride International, Inc.*	2,700	48,546
Rowan Cos., Inc.	900	10,773
Schlumberger Ltd.	36,304	1,474,669
SEACOR Holdings, Inc.*	100	5,831
Smith International, Inc.	4,900	105,252
Superior Energy Services, Inc.*	1,900	24,491
TETRA Technologies, Inc.*	1,700	5,525
Tidewater, Inc.	100	3,713
Unit Corp.*	800	16,736
Weatherford International Ltd.*	69,400	768,258

		5,238,669

Oil, Gas & Consumable Fuels (3.4%)
Alpha Natural Resources, Inc.*	1,600	28,400
Arch Coal, Inc.	3,300	44,121
Cabot Oil & Gas Corp.	1,100	25,927
Chesapeake Energy Corp.	5,726	97,686
CNX Gas Corp.*	600	14,226
Consol Energy, Inc.	4,200	106,008
Continental Resources, Inc.*	700	14,847
Denbury Resources, Inc.*	5,600	83,216
El Paso Corp.	3,400	21,250
Encore Acquisition Co.*	300	6,981
EOG Resources, Inc.	8,300	454,508
Exxon Mobil Corp.	21,255	1,447,466
Foundation Coal Holdings, Inc.	1,100	15,785
Frontier Oil Corp.	2,400	30,696
Frontline Ltd.	1,100	19,129
Hess Corp.	6,547	354,847
Holly Corp.	1,000	21,200
Mariner Energy, Inc.*	1,500	11,625
Massey Energy Co.	2,000	20,240
Murphy Oil Corp.	4,400	196,988
Noble Energy, Inc.	300	16,164
Occidental Petroleum Corp.	37,148	2,067,286
Patriot Coal Corp.*	1,800	6,678
Peabody Energy Corp.	6,200	155,248
Petrohawk Energy Corp.*	5,400	103,842
Petroleo Brasileiro S.A. (Preference) (ADR)	7,200	176,400
Plains Exploration & Production Co.*	2,300	39,629
Quicksilver Resources, Inc.*	2,500	13,850
Range Resources Corp.	3,620	148,999

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SandRidge Energy, Inc.*	2,400	$15,816
Southwestern Energy Co.*	7,900	234,551
St. Mary Land & Exploration Co.	600	7,938
Suncor Energy, Inc.	18,330	407,109
Sunoco, Inc.	1,600	42,368
Tesoro Corp.	900	12,123
W&T Offshore, Inc.	700	4,305
Walter Industries, Inc.	1,300	29,731
Whiting Petroleum Corp.*	1,240	32,054
Williams Cos., Inc.	13,400	152,492
XTO Energy, Inc.	1,400	42,868

		6,724,597

Total Energy		11,963,266

Financials (3.3%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	1,000	41,710
BlackRock, Inc.	300	39,012
Charles Schwab Corp.	67,365	1,044,158
E*TRADE Financial Corp.*	1,700	2,176
Eaton Vance Corp.	2,400	54,840
Federated Investors, Inc., Class B	2,000	44,520
Franklin Resources, Inc.	4,880	262,886
GLG Partners, Inc.	1,100	3,124
Goldman Sachs Group, Inc.	3,920	415,598
Invesco Ltd.	1,100	15,246
Investment Technology Group, Inc.*	900	22,968
Janus Capital Group, Inc.	3,400	22,610
Lazard Ltd., Class A	1,800	52,920
MF Global Ltd.*	1,000	4,230
Morgan Stanley	5,540	126,146
Northern Trust Corp.	4,600	275,172
SEI Investments Co.	3,000	36,630
State Street Corp.	9,080	279,482
T. Rowe Price Group, Inc.	6,000	173,160
TD Ameritrade Holding Corp.*	5,600	77,336
Waddell & Reed Financial, Inc., Class A	2,000	36,140

		3,030,064

Commercial Banks (0.0%)
Wells Fargo & Co.	5,600	79,744

Consumer Finance (0.2%)
American Express Co.	24,725	337,002
SLM Corp.*	9,400	46,530

		383,532

Diversified Financial Services (1.1%)
CME Group, Inc.	1,100	271,029
IntercontinentalExchange, Inc.*	1,600	119,152
JPMorgan Chase & Co.	5,900	156,822
MSCI, Inc., Class A*	1,000	16,910
NASDAQ OMX Group, Inc.*^	74,900	1,466,542
NYSE Euronext, Inc.	3,600	64,440

		2,094,895

Insurance (0.1%)
Aflac, Inc.	10,900	211,024
Axis Capital Holdings Ltd.	800	18,032
Brown & Brown, Inc.	600	11,346
Erie Indemnity Co., Class A	100	3,418
Prudential Financial, Inc.	1,700	32,334
Transatlantic Holdings, Inc.	200	7,134
W.R. Berkley Corp.	200	4,510

		287,798

Real Estate Investment Trusts (REITs) (0.2%)
Apartment Investment & Management Co. (REIT), Class A	600	3,288
Camden Property Trust (REIT)	800	17,264
Digital Realty Trust, Inc. (REIT)	1,254	41,608
Essex Property Trust, Inc. (REIT)	100	5,734
Federal Realty Investment Trust (REIT)	400	18,400
General Growth Properties, Inc. (REIT)	2,700	1,917
HCP, Inc. (REIT)	700	12,495
Health Care REIT, Inc. (REIT)	300	9,177
Kilroy Realty Corp. (REIT)	100	1,719
Macerich Co. (REIT)	1,700	10,642
Nationwide Health Properties, Inc. (REIT)	200	4,438
Plum Creek Timber Co., Inc. (REIT)	1,300	37,791
Rayonier, Inc. (REIT)	200	6,044
Simon Property Group, Inc. (REIT)	5,140	178,049
Taubman Centers, Inc. (REIT)	1,200	20,448
Ventas, Inc. (REIT)	500	11,305

		380,319

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	1,800	7,254
Forest City Enterprises, Inc., Class A	1,700	6,120
St. Joe Co.*	1,800	30,132

		43,506

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	200	7,562
Freddie Mac	13,500	10,260
Hudson City Bancorp, Inc.	4,100	47,929

		65,751

Total Financials		6,365,609

Health Care (20.0%)
Biotechnology (6.2%)
Abraxis Bioscience, Inc.*	200	9,536
Amgen, Inc.*	2,300	113,896
Amylin Pharmaceuticals, Inc.*	3,100	36,425
Biogen Idec, Inc.*	34,775	1,822,906
BioMarin Pharmaceutical, Inc.*	2,300	28,405
Celgene Corp.*	35,623	1,581,661
Cephalon, Inc.*^	38,178	2,599,921
Genzyme Corp.*	6,227	369,822
Gilead Sciences, Inc.*	53,766	2,490,441
Myriad Genetics, Inc.*	59,510	2,705,919
Vertex Pharmaceuticals, Inc.*	3,700	106,301

		11,865,233

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	17,474	895,018
Beckman Coulter, Inc.	1,200	61,212
Becton, Dickinson & Co.	5,684	382,192
Boston Scientific Corp.*	2,300	18,285
C.R. Bard, Inc.	2,300	183,356
Covidien Ltd.	24,500	814,380
DENTSPLY International, Inc.	3,400	91,290
Edwards Lifesciences Corp.*	1,300	78,819
Gen-Probe, Inc.*	1,300	59,254
Hill-Rom Holdings, Inc.	200	1,978
Hologic, Inc.*	2,900	37,961
Hospira, Inc.*	500	15,430
Idexx Laboratories, Inc.*	1,400	48,412

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Intuitive Surgical, Inc.*	1,400	$133,504
Inverness Medical Innovations, Inc.*	900	23,967
Kinetic Concepts, Inc.*	1,300	27,456
Medtronic, Inc.	26,087	768,784
ResMed, Inc.*	1,800	63,612
St. Jude Medical, Inc.*	7,800	283,374
Stryker Corp.	11,060	376,482
Thoratec Corp.*	87,910	2,258,409
Varian Medical Systems, Inc.*	2,900	88,276
Zimmer Holdings, Inc.*	3,600	131,400

		6,842,851

Health Care Providers & Services (2.1%)
Aetna, Inc.	6,600	160,578
AmerisourceBergen Corp.	500	16,330
Cardinal Health, Inc.	6,200	195,176
CIGNA Corp.	900	15,831
Community Health Systems, Inc.*	500	7,670
Coventry Health Care, Inc.*	700	9,058
DaVita, Inc.*	2,000	87,900
Express Scripts, Inc.*	4,918	227,064
Health Management Associates, Inc., Class A*	3,600	9,288
Health Net, Inc.*	100	1,448
Henry Schein, Inc.*	1,900	76,019
Humana, Inc.*	2,200	57,376
Laboratory Corp. of America Holdings*	2,612	152,776
Lincare Holdings, Inc.*	1,600	34,880
McKesson Corp.	45,940	1,609,737
Medco Health Solutions, Inc.*	23,587	975,087
MEDNAX, Inc.*	900	26,523
Omnicare, Inc.	200	4,898
Patterson Cos., Inc.*	2,700	50,922
Quest Diagnostics, Inc.	3,000	142,440
Tenet Healthcare Corp.*	6,200	7,192
UnitedHealth Group, Inc.	10,400	217,672
VCA Antech, Inc.*	2,000	45,100
WellCare Health Plans, Inc.*	1,000	11,250
WellPoint, Inc.*	1,173	44,539

		4,186,754

Health Care Technology (0.0%)
Cerner Corp.*	1,600	70,352
HLTH Corp.*	700	7,245
IMS Health, Inc.	900	11,223

		88,820

Life Sciences Tools & Services (3.5%)
Charles River Laboratories International, Inc.*	700	19,047
Covance, Inc.*	1,500	53,445
Illumina, Inc.*^	98,050	3,651,382
Life Technologies Corp.*	50,300	1,633,744
Millipore Corp.*	1,300	74,633
PerkinElmer, Inc.	1,200	15,324
Pharmaceutical Product Development, Inc.	2,500	59,300
Techne Corp.	900	49,239
Thermo Fisher Scientific, Inc.*	34,050	1,214,564
Waters Corp.*	2,300	84,985

		6,855,663

Pharmaceuticals (4.7%)
Abbott Laboratories, Inc.	35,597	1,697,977
Allergan, Inc.	13,887	663,243
Bristol-Myers Squibb Co.	91,666	2,009,318
Elan Corp. plc (ADR)*^	91,150	605,236
Eli Lilly & Co.	2,200	73,502
Endo Pharmaceuticals Holdings, Inc.*	2,500	44,200
Forest Laboratories, Inc.*	600	13,176
Johnson & Johnson	17,109	899,933
Merck & Co., Inc.	14,294	382,365
Mylan, Inc.*	1,300	17,433
Perrigo Co.	1,800	44,694
Schering-Plough Corp.	37,345	879,475
Sepracor, Inc.*	2,500	36,650
Warner Chilcott Ltd., Class A*	2,100	22,092
Watson Pharmaceuticals, Inc.*	1,200	37,332
Wyeth	37,815	1,627,558

		9,054,184

Total Health Care		38,893,505

Industrials (9.9%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*	300	20,094
BE Aerospace, Inc.*	2,100	18,207
Boeing Co.	17,462	621,298
Goodrich Corp.	2,900	109,881
Honeywell International, Inc.	17,247	480,501
L-3 Communications Holdings, Inc.	2,200	149,160
Lockheed Martin Corp.	9,767	674,216
Northrop Grumman Corp.	2,000	87,280
Precision Castparts Corp.	3,200	191,680
Raytheon Co.	3,300	128,502
Rockwell Collins, Inc.	3,700	120,768
United Technologies Corp.	12,896	554,270

		3,155,857

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	3,900	177,879
Expeditors International of Washington, Inc.	11,860	335,519
United Parcel Service, Inc., Class B	19,067	938,478
UTi Worldwide, Inc.	2,100	25,095

		1,476,971

Airlines (0.0%)
AMR Corp.*	3,200	10,208
Copa Holdings S.A., Class A	500	14,335
Delta Air Lines, Inc.*	3,300	18,579

		43,122

Building Products (0.0%)
Lennox International, Inc.	1,100	29,106
USG Corp.*	900	6,849

		35,955

Commercial Services & Supplies (0.3%)
Brink’s Co.	900	23,814
Copart, Inc.*	1,500	44,490
Corrections Corp. of America*	2,600	33,306
Covanta Holding Corp.*	2,700	35,343
Iron Mountain, Inc.*	4,100	90,897
Pitney Bowes, Inc.	4,300	100,405
Republic Services, Inc.	3,200	54,880
Stericycle, Inc.*	2,000	95,460
Waste Management, Inc.	3,300	84,480

		563,075

Construction & Engineering (0.8%)
Aecom Technology Corp.*	2,100	54,768
Fluor Corp.	6,000	207,300
Foster Wheeler AG*	28,150	491,781
Jacobs Engineering Group, Inc.*^	14,500	560,570
KBR, Inc.	3,100	42,811
Quanta Services, Inc.*	3,500	75,075
Shaw Group, Inc.*	1,900	52,079

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	400	$16,164

		1,500,548

Electrical Equipment (2.5%)
AMETEK, Inc.	2,500	78,175
Cooper Industries Ltd., Class A	3,000	77,580
Emerson Electric Co.	18,157	518,927
First Solar, Inc.*^	28,499	3,781,816
General Cable Corp.*	1,200	23,784
Hubbell, Inc., Class B	600	16,176
Rockwell Automation, Inc.	3,300	72,072
Roper Industries, Inc.	2,100	89,145
SunPower Corp., Class A*	1,900	45,182
SunPower Corp., Class B*	3,720	73,656

		4,776,513

Industrial Conglomerates (0.5%)
3M Co.	16,357	813,270
Carlisle Cos., Inc.	200	3,926
McDermott International, Inc.*	5,200	69,628
Textron, Inc.	5,700	32,718

		919,542

Machinery (2.2%)
AGCO Corp.*	1,500	29,400
Bucyrus International, Inc.	1,700	25,806
Caterpillar, Inc.	14,319	400,359
Cummins, Inc.	4,600	117,070
Danaher Corp.	29,120	1,578,887
Deere & Co.	9,900	325,413
Donaldson Co., Inc.	1,800	48,312
Dover Corp.	3,800	100,244
Eaton Corp.	1,700	62,662
Flowserve Corp.	600	33,672
Graco, Inc.	1,400	23,898
Harsco Corp.	2,000	44,340
IDEX Corp.	1,700	37,179
Illinois Tool Works, Inc.	600	18,510
Ingersoll-Rand Co., Ltd., Class A	1,300	17,940
ITT Corp.	19,700	757,859
John Bean Technologies Corp.	600	6,276
Joy Global, Inc.	2,450	52,185
Kennametal, Inc.	400	6,484
Lincoln Electric Holdings, Inc.	700	22,183
Manitowoc Co., Inc.	2,900	9,483
Oshkosh Corp.	1,200	8,088
PACCAR, Inc.	8,400	216,384
Pall Corp.	2,800	57,204
Parker Hannifin Corp.	3,900	132,522
SPX Corp.	1,200	56,412
Timken Co.	100	1,396
Toro Co.	800	19,344
Valmont Industries, Inc.	400	20,084

		4,229,596

Marine (0.0%)
Kirby Corp.*	1,300	34,632

Professional Services (0.1%)
Corporate Executive Board Co.	800	11,600
Dun & Bradstreet Corp.	900	69,300
Equifax, Inc.	1,600	39,120
FTI Consulting, Inc.*	1,200	59,376
Manpower, Inc.	100	3,153
Monster Worldwide, Inc.*	2,700	22,005
Robert Half International, Inc.	3,200	57,056

		261,610

Road & Rail (1.0%)
Burlington Northern Santa Fe Corp.	6,554	394,223
Con-way, Inc.	200	3,586
CSX Corp.	9,300	240,405
Hertz Global Holdings, Inc.*	400	1,572
J.B. Hunt Transport Services, Inc.	1,900	45,809
Kansas City Southern*	1,700	21,607
Landstar System, Inc.	1,200	40,164
Norfolk Southern Corp.	23,050	777,938
Ryder System, Inc.	400	11,324
Union Pacific Corp.	12,020	494,142

		2,030,770

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,900	93,250
GATX Corp.	100	2,023
MSC Industrial Direct Co., Class A	1,000	31,070
W.W. Grainger, Inc.	1,800	126,324
WESCO International, Inc.*	700	12,684

		265,351

Total Industrials		19,293,542

Information Technology (32.3%)
Communications Equipment (6.2%)
Brocade Communications Systems, Inc.*	1,200	4,140
Ciena Corp.*	2,000	15,560
Cisco Systems, Inc.*	136,374	2,286,992
CommScope, Inc.*	1,600	18,176
Corning, Inc.	43,231	573,675
EchoStar Corp., Class A*	100	1,483
F5 Networks, Inc.*	1,900	39,805
Harris Corp.	3,100	89,714
JDS Uniphase Corp.*	2,600	8,450
Juniper Networks, Inc.*	47,800	719,868
QUALCOMM, Inc.	119,802	4,661,496
Research In Motion Ltd.*	45,440	1,957,101
Starent Networks Corp.*	102,400	1,618,944

		11,995,404

Computers & Peripherals (9.5%)
Apple, Inc.*	80,264	8,437,351
Dell, Inc.*	42,255	400,577
Diebold, Inc.	1,300	27,755
EMC Corp.*^	78,448	894,307
Hewlett-Packard Co.	78,529	2,517,640
International Business Machines Corp.^	42,026	4,071,899
NCR Corp.*	3,200	25,440
NetApp, Inc.*^	30,400	451,136
SanDisk Corp.*	1,000	12,650
Seagate Technology	5,400	32,454
Synaptics, Inc.*^	59,900	1,602,924
Teradata Corp.*	2,000	32,440
Western Digital Corp.*	5,000	96,700

		18,603,273

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	7,800	119,886
Amphenol Corp., Class A	4,000	113,960
Arrow Electronics, Inc.*	200	3,812
Avnet, Inc.*	1,500	26,265
AVX Corp.	100	908
Dolby Laboratories, Inc., Class A*	1,200	40,932
FLIR Systems, Inc.*	3,100	63,488
Itron, Inc.*	800	37,880

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Jabil Circuit, Inc.	2,300	$12,788
Mettler-Toledo International, Inc.*	800	41,064
Molex, Inc.	900	12,366
National Instruments Corp.	1,300	24,245
Tech Data Corp.*	200	4,356
Trimble Navigation Ltd.*	2,700	41,256

		543,206

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	3,800	73,720
eBay, Inc.*	25,862	324,827
Equinix, Inc.*	800	44,920
Google, Inc., Class A*	12,302	4,281,834
IAC/InterActiveCorp*	300	4,569
Sohu.com, Inc.*	700	28,917
VeriSign, Inc.*	8,120	153,224
WebMD Health Corp., Class A*	200	4,460
Yahoo!, Inc.*	81,871	1,048,768

		5,965,239

IT Services (3.7%)
Accenture Ltd., Class A	26,258	721,832
Affiliated Computer Services, Inc., Class A*	600	28,734
Alliance Data Systems Corp.*	1,300	48,035
Automatic Data Processing, Inc.	12,065	424,205
Broadridge Financial Solutions, Inc.	3,200	59,552
Cognizant Technology Solutions Corp., Class A*	53,000	1,101,870
DST Systems, Inc.*	800	27,696
Fidelity National Information Services, Inc.	1,000	18,200
Fiserv, Inc.*	3,852	140,444
Genpact Ltd.*	1,300	11,518
Global Payments, Inc.	16,400	547,924
Hewitt Associates, Inc., Class A*	2,300	68,448
Lender Processing Services, Inc.	500	15,305
Mastercard, Inc., Class A	2,600	435,448
Metavante Technologies, Inc.*	2,100	41,916
NeuStar, Inc., Class A*	1,800	30,150
Paychex, Inc.	7,400	189,958
SAIC, Inc.*	800	14,936
Total System Services, Inc.	3,700	51,097
Unisys Corp.*	4,500	2,385
Visa, Inc., Class A^	53,708	2,986,166
Western Union Co.	16,900	212,433

		7,178,252

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,400	26,628

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	1,800	5,490
Altera Corp.	6,900	121,095
Analog Devices, Inc.	36,600	705,282
Applied Materials, Inc.	31,538	339,034
ASML Holding N.V. (N.Y. Shares), Class G	13,780	241,288
Atmel Corp.*	6,500	23,595
Broadcom Corp., Class A*	26,880	537,062
Cree, Inc.*	900	21,177
Cypress Semiconductor Corp.*	3,400	23,018
Integrated Device Technology, Inc.*	1,800	8,190
Intel Corp.	114,189	1,718,544
International Rectifier Corp.*	400	5,404
Intersil Corp., Class A	1,000	11,500
KLA-Tencor Corp.	3,600	72,000
Lam Research Corp.*	2,600	59,202
Linear Technology Corp.	5,100	117,198
LSI Corp.*	11,000	33,440
Marvell Technology Group Ltd.*	47,140	431,802
MEMC Electronic Materials, Inc.*	5,200	85,748
Microchip Technology, Inc.	4,200	88,998
Micron Technology, Inc.*	2,200	8,932
National Semiconductor Corp.	5,200	53,404
Novellus Systems, Inc.*	700	11,641
NVIDIA Corp.*	12,700	125,222
ON Semiconductor Corp.*	9,300	36,270
Rambus, Inc.*	2,400	22,704
Silicon Laboratories, Inc.*	1,100	29,040
Teradyne, Inc.*	2,500	10,950
Texas Instruments, Inc.	30,764	507,914
Varian Semiconductor Equipment Associates, Inc.*	1,700	36,822
Xilinx, Inc.	94,040	1,801,807

		7,293,773

Software (5.8%)
Activision Blizzard, Inc.*	13,500	141,210
Adobe Systems, Inc.*	12,409	265,429
Amdocs Ltd.*	1,900	35,188
ANSYS, Inc.*	2,000	50,200
Autodesk, Inc.*	5,100	85,731
BMC Software, Inc.*	4,483	147,939
CA, Inc.	4,100	72,201
Citrix Systems, Inc.*	4,200	95,088
Compuware Corp.*	3,300	21,747
Electronic Arts, Inc.*	7,300	132,787
FactSet Research Systems, Inc.	1,000	49,990
Intuit, Inc.*	7,400	199,800
McAfee, Inc.*	3,100	103,850
Microsoft Corp.	255,903	4,700,938
Novell, Inc.*	3,600	15,336
Nuance Communications, Inc.*	4,500	48,870
Oracle Corp.*^	144,437	2,609,977
Red Hat, Inc.*	4,300	76,712
Salesforce.com, Inc.*	76,180	2,493,371
VMware, Inc., Class A*	1,000	23,620

		11,369,984

Total Information Technology		62,975,759

Materials (3.8%)
Chemicals (3.2%)
Air Products & Chemicals, Inc.^	14,414	810,788
Airgas, Inc.	1,900	64,239
Albemarle Corp.	2,100	45,717
Ashland, Inc.	100	1,033
Celanese Corp., Class A	2,800	37,436
CF Industries Holdings, Inc.	1,100	78,243
Ecolab, Inc.	4,000	138,920
FMC Corp.	700	30,198
Huntsman Corp.	400	1,252
International Flavors & Fragrances, Inc.	1,900	57,874
Intrepid Potash, Inc.*	500	9,225
Monsanto Co.	14,037	1,166,475
Mosaic Co.	16,100	675,878
Nalco Holding Co.	2,900	37,903
PPG Industries, Inc.	400	14,760
Praxair, Inc.^	28,763	1,935,462
Rohm & Haas Co.	2,600	204,984
Scotts Miracle-Gro Co., Class A	800	27,760
Sigma-Aldrich Corp.	1,500	56,685
Syngenta AG (ADR)	18,175	728,999

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Terra Industries, Inc.	2,400	$67,416
Valhi, Inc.	100	938

		6,192,185

Construction Materials (0.0%)
Eagle Materials, Inc.	900	21,825
Martin Marietta Materials, Inc.	900	71,370

		93,195

Containers & Packaging (0.1%)
AptarGroup, Inc.	300	9,342
Ball Corp.	300	13,020
Crown Holdings, Inc.*	3,600	81,828
Greif, Inc., Class A	800	26,632
Owens-Illinois, Inc.*	1,100	15,884
Packaging Corp. of America	600	7,812

		154,518

Metals & Mining (0.5%)
AK Steel Holding Corp.	2,600	18,512
Alcoa, Inc.	17,100	125,514
Allegheny Technologies, Inc.	2,400	52,632
Carpenter Technology Corp.	100	1,412
Century Aluminum Co.*	400	844
Cliffs Natural Resources, Inc.	2,600	47,216
Newmont Mining Corp.	11,129	498,134
Nucor Corp.	1,600	61,072
Schnitzer Steel Industries, Inc., Class A	100	3,139
Southern Copper Corp.	5,000	87,100
Steel Dynamics, Inc.	1,000	8,810
Titanium Metals Corp.	400	2,188
United States Steel Corp.	2,600	54,938

		961,511

Total Materials		7,401,409

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.1%)
Embarq Corp.	1,700	64,345
Frontier Communications Corp.	1,700	12,206
Level 3 Communications, Inc.*	35,400	32,568
Qwest Communications International, Inc.	17,100	58,482
Windstream Corp.	5,100	41,106

		208,707

Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A*	28,160	856,909
Clearwire Corp., Class A*	1,400	7,210
Crown Castle International Corp.*	12,900	263,289
Leap Wireless International, Inc.*	100	3,487
MetroPCS Communications, Inc.*	21,080	360,046
NII Holdings, Inc.*	3,800	57,000
SBA Communications Corp., Class A*	2,600	60,580
Telephone & Data Systems, Inc.	1,000	26,510
U.S. Cellular Corp.*	200	6,668

		1,641,699

Total Telecommunication Services		1,850,406

Utilities (1.0%)
Electric Utilities (0.5%)
Allegheny Energy, Inc.	3,900	90,363
DPL, Inc.	200	4,508
Entergy Corp.	3,100	211,079
Exelon Corp.	7,643	346,916
NV Energy, Inc.	1,400	13,146
PPL Corp.	8,709	250,035

		916,047

Gas Utilities (0.1%)
Energen Corp.	300	8,739
EQT Corp.	3,089	96,778
Questar Corp.	1,500	44,145

		149,662

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	15,300	88,893
Calpine Corp.*	8,000	54,480
Constellation Energy Group, Inc.	4,200	86,772
Mirant Corp.*	2,300	26,220
NRG Energy, Inc.*	12,440	218,944

		475,309

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.	4,700	49,021
Public Service Enterprise Group, Inc.	11,848	349,161

		398,182

Total Utilities		1,939,200

Total Common Stocks (98.4%) (Cost $214,625,349)		191,958,193

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.18%, 6/11/09 #(p)	$225,000	224,919

Short-Term Investments of Cash Collateral for Securities Loaned (3.6%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	260,000	260,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	180,000	176,796
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	4,603,730	4,603,730
General Electric Capital Corp.
0.40%, 3/12/10 (l)	20,000	18,905
K2 (USA) LLC
0.37%, 5/29/09 (l)	349,976	349,976
0.37%, 6/18/09 (l)	419,969	418,566
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	209,999	25,200
Links Finance LLC
0.37%, 6/25/09 (l)	139,991	139,387
Monumental Global Funding II
0.43%, 5/26/10 (l)	410,000	348,499
Morgan Stanley
0.46%, 5/7/09 (l)	420,000	420,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	269,966	243,675

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,004,734

Time Deposit (1.6%)
JPMorgan Chase Nassau
0.004%, 4/1/09	3,065,387	3,065,387

Total Short-Term Investments (5.3%) (Cost/Amortized Cost $10,573,922)		10,295,040

Total Investments (103.7%) (Cost/Amortized Cost $225,199,271)		202,253,233
Other Assets Less Liabilities (-3.7%)		(7,302,981)

Net Assets (100%)		$194,950,252

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

Glossary:

ADR — American Depositary Receipt

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
NASDAQ 100 E-Mini Index	11	June-09	$247,239	$272,250	$25,011
S&P 500 E-Mini Index	18	June-09	677,694	715,320	37,626
S&P MidCap 400 Index	1	June-09	216,129	243,950	27,821

					$90,458

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$191,958,193	$10,295,040	$—	$202,253,233
Other Investments*	90,458	—	—	90,458

Total	$192,048,651	$10,295,040	$—	$202,343,691

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$134,663,735
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$137,295,417

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,781,955
Aggregate gross unrealized depreciation	(46,327,157)

Net unrealized depreciation	$(40,545,202)

Federal income tax cost of investments	$242,798,435

At March 31, 2009, the Portfolio had loaned securities with a total value of $7,295,949. This was secured by collateral of $7,283,631, which was received as cash and subsequently invested in short-term investments currently valued at $7,004,734, as reported in the portfolio of investments.

For the three months ended March 31, 2009, the Portfolio incurred approximately $235 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $9,817,379, which expires in the year 2016.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.3%)
Autoliv, Inc.^	42,850	$795,725
BorgWarner, Inc.	2,700	54,810
Federal Mogul Corp.*	4,200	28,056
Goodyear Tire & Rubber Co.*	11,100	69,486
Johnson Controls, Inc.^	137,330	1,647,960
Magna International, Inc., Class A	24,500	655,375
TRW Automotive Holdings Corp.*^	22,750	73,255

		3,324,667

Automobiles (0.1%)
Ford Motor Co.*	340,900	896,567
General Motors Corp.	80,200	155,588
Harley-Davidson, Inc.	4,800	64,272
Thor Industries, Inc.	4,600	71,852

		1,188,279

Distributors (0.1%)
Genuine Parts Co.	24,100	719,626

Diversified Consumer Services (0.0%)
Career Education Corp.*	13,800	330,648
Service Corp. International	37,200	129,828
Weight Watchers International, Inc.	1,000	18,550

		479,026

Hotels, Restaurants & Leisure (0.3%)
Boyd Gaming Corp.	9,100	33,943
Carnival Corp.	52,400	1,131,840
Choice Hotels International, Inc.	3,600	92,952
International Speedway Corp., Class A	4,300	94,858
Interval Leisure Group, Inc.*	5,900	31,270
McDonald’s Corp.	15,900	867,663
MGM MIRAGE*	1,300	3,029
Orient-Express Hotels Ltd., Class A	1,200	4,920
Royal Caribbean Cruises Ltd.^	124,030	993,480
Wyndham Worldwide Corp.	23,600	99,120

		3,353,075

Household Durables (0.4%)
Black & Decker Corp.	8,700	274,572
Centex Corp.	17,700	132,750
D.R. Horton, Inc.	46,700	452,990
Fortune Brands, Inc.	22,500	552,375
Harman International Industries, Inc.	2,700	36,531
Jarden Corp.*	9,600	121,632
KB Home	10,700	141,026
Leggett & Platt, Inc.	23,100	300,069
Lennar Corp., Class A	20,800	156,208
M.D.C. Holdings, Inc.	5,100	158,814
Mohawk Industries, Inc.*	8,500	253,895
Newell Rubbermaid, Inc.	43,700	278,806
NVR, Inc.*	600	256,650
Pulte Homes, Inc.	23,300	254,669
Snap-On, Inc.	9,100	228,410
Stanley Works	12,100	352,352
Toll Brothers, Inc.*	20,100	365,016
Whirlpool Corp.	11,000	325,490

		4,642,255

Internet & Catalog Retail (0.1%)
Expedia, Inc.*	29,600	268,768
HSN, Inc.*	5,900	30,326
Liberty Media Corp., Interactive, Class A*	86,200	249,980
Ticketmaster Entertainment, Inc.*	5,900	21,771

		570,845

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.	38,800	147,440
Hasbro, Inc.	36,850	923,830
Mattel, Inc.	54,900	632,997

		1,704,267

Media (3.5%)
Ascent Media Corp., Class A*	2,600	65,000
Cablevision Systems Corp. - New York Group, Class A	32,800	424,432
CBS Corp., Class B	387,400	1,487,616
Clear Channel Outdoor Holdings, Inc., Class A*	1,600	5,872
Comcast Corp., Class A	299,000	4,078,360
Discovery Communications, Inc., Class C*	42,700	625,555
EW Scripps Co., Class A	5,300	7,155
Gannett Co., Inc.^	186,450	410,190
Hearst-Argyle Television, Inc.	4,200	17,472
Interpublic Group of Cos., Inc.*	12,400	51,088
Liberty Global, Inc., Class A*	20,900	304,304
Liberty Media Corp., Capital Series, Class A*	12,600	87,948
McGraw-Hill Cos., Inc.	24,900	569,463
Meredith Corp.	5,100	84,864
New York Times Co., Class A	18,800	84,976
News Corp., Class A	630,600	4,174,572
Omnicom Group, Inc.	107,315	2,511,171
Regal Entertainment Group, Class A	12,000	160,920
Scripps Networks Interactive, Inc., Class A	12,800	288,128
Time Warner Cable, Inc.	66,379	1,646,200
Time Warner, Inc.	318,650	6,149,939
Viacom, Inc., Class B*	403,700	7,016,306
Virgin Media, Inc.	46,400	222,720
Walt Disney Co.	497,890	9,041,681
Warner Music Group Corp.*	7,700	18,095
Washington Post Co., Class B	900	321,390
WPP plc	197,633	1,111,309

		40,966,726

Multiline Retail (1.0%)
Family Dollar Stores, Inc.	18,900	630,693
J.C. Penney Co., Inc.^	97,450	1,955,822
Kohl’s Corp.*	10,700	452,824
Macy’s, Inc.^	259,585	2,310,307
Saks, Inc.*	26,400	49,368
Sears Holdings Corp.*	8,500	388,535
Target Corp.	161,250	5,545,387

		11,332,936

Specialty Retail (2.7%)
American Eagle Outfitters, Inc.	6,800	83,232
AnnTaylor Stores Corp.*	6,800	35,360
AutoNation, Inc.*^	90,650	1,258,222
Barnes & Noble, Inc.	4,900	104,762
Bed Bath & Beyond, Inc.*	6,900	170,775
Foot Locker, Inc.^	100,300	1,051,144
Gap, Inc.	129,050	1,676,360
Home Depot, Inc.	359,090	8,460,160
Limited Brands, Inc.	95,700	832,590
Lowe’s Cos., Inc.	618,625	11,289,905
Office Depot, Inc.*	50,000	65,500
OfficeMax, Inc.	13,900	43,368
O’Reilly Automotive, Inc.*	13,200	462,132

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Penske Automotive Group, Inc.	7,500	$69,975
RadioShack Corp.	19,900	170,543
Sherwin-Williams Co.^	36,680	1,906,260
Signet Jewelers Ltd.	12,100	138,545
Staples, Inc.	68,005	1,231,571
TJX Cos., Inc.	46,200	1,184,568
Williams-Sonoma, Inc.	10,800	108,864

		30,343,836

Textiles, Apparel & Luxury Goods (0.4%)
Jones Apparel Group, Inc.	101,100	426,642
Liz Claiborne, Inc.	17,300	42,731
NIKE, Inc., Class B^	60,810	2,851,381
Phillips-Van Heusen Corp.	1,200	27,216
VF Corp.	12,900	736,719

		4,084,689

Total Consumer Discretionary		102,710,227

Consumer Staples (11.2%)
Beverages (3.0%)
Brown-Forman Corp., Class B	4,200	163,086
Coca-Cola Co.	272,600	11,980,770
Coca-Cola Enterprises, Inc.	195,850	2,583,262
Constellation Brands, Inc., Class A*^	116,600	1,387,540
Diageo plc	213,274	2,408,180
Dr. Pepper Snapple Group, Inc.*	37,200	629,052
Molson Coors Brewing Co., Class B	41,680	1,428,790
Pepsi Bottling Group, Inc.	73,550	1,628,397
PepsiAmericas, Inc.^	33,100	570,975
PepsiCo, Inc.^	207,235	10,668,458

		33,448,510

Food & Staples Retailing (2.1%)
BJ’s Wholesale Club, Inc.*	9,000	287,910
CVS Caremark Corp.	506,001	13,909,967
Kroger Co.	114,780	2,435,632
Rite Aid Corp.*	93,000	33,480
Safeway, Inc.	151,950	3,067,871
SUPERVALU, Inc.	32,800	468,384
Walgreen Co.	11,000	285,560
Wal-Mart Stores, Inc.	65,300	3,402,130

		23,890,934

Food Products (2.8%)
Archer-Daniels-Midland Co.	222,900	6,192,162
Bunge Ltd.^	54,950	3,112,918
Campbell Soup Co.	15,900	435,024
ConAgra Foods, Inc.	67,000	1,130,290
Corn Products International, Inc.	10,500	222,600
Dean Foods Co.*	4,000	72,320
Del Monte Foods Co.	96,150	700,934
General Mills, Inc.	46,400	2,314,432
H.J. Heinz Co.	20,600	681,036
Hershey Co.	11,800	410,050
Hormel Foods Corp.	10,500	332,955
JM Smucker Co.	36,579	1,363,299
Kellogg Co.^	42,540	1,558,240
Kraft Foods, Inc., Class A	292,700	6,524,282
McCormick & Co., Inc. (Non-Voting)	10,300	304,571
Nestle S.A. (Registered)	95,575	3,235,165
Sara Lee Corp.	215,000	1,737,200
Smithfield Foods, Inc.*	16,800	158,928
Tyson Foods, Inc., Class A	119,800	1,124,922

		31,611,328

Household Products (2.0%)
Clorox Co.	14,000	720,720
Kimberly-Clark Corp.	37,100	1,710,681
Procter & Gamble Co.	423,192	19,928,111

		22,359,512

Personal Products (0.0%)
Alberto-Culver Co.	11,200	253,232
Mead Johnson Nutrition Co., Class A*	2,100	60,627
NBTY, Inc.*	4,900	68,992

		382,851

Tobacco (1.3%)
Altria Group, Inc.	132,185	2,117,604
Lorillard, Inc.^	33,330	2,057,794
Philip Morris International, Inc.	221,575	7,883,638
Reynolds American, Inc.	66,850	2,395,904

		14,454,940

Total Consumer Staples		126,148,075

Energy (16.4%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.^	199,500	5,695,725
BJ Services Co.	45,300	450,735
ENSCO International, Inc.	1,800	47,520
Exterran Holdings, Inc.*	10,000	160,200
Global Industries Ltd.*	7,600	29,184
Helix Energy Solutions Group, Inc.*	15,300	78,642
Helmerich & Payne, Inc.	15,500	352,935
Hercules Offshore, Inc.*	16,300	25,754
Key Energy Services, Inc.*	19,100	55,008
Nabors Industries Ltd.*	35,500	354,645
National Oilwell Varco, Inc.*	43,035	1,235,535
Oil States International, Inc.*	3,100	41,602
Patterson-UTI Energy, Inc.	7,800	69,888
Pride International, Inc.*	6,800	122,264
Rowan Cos., Inc.	10,500	125,685
SEACOR Holdings, Inc.*	2,800	163,268
Tidewater, Inc.	7,300	271,049
Unit Corp.*	2,000	41,840

		9,321,479

Oil, Gas & Consumable Fuels (15.6%)
Anadarko Petroleum Corp.	70,600	2,745,634
Apache Corp.	122,065	7,823,146
BP plc (ADR)	27,700	1,110,770
Cabot Oil & Gas Corp.	8,900	209,773
Chesapeake Energy Corp.	53,800	917,828
Chevron Corp.	483,974	32,542,412
Cimarex Energy Co.	11,800	216,884
ConocoPhillips	358,870	14,053,349
Devon Energy Corp.	155,510	6,949,742
El Paso Corp.	81,000	506,250
Encore Acquisition Co.*	5,700	132,639
EOG Resources, Inc.	59,655	3,266,708
Exxon Mobil Corp.	855,465	58,257,166
Forest Oil Corp.*	15,100	198,565
Hess Corp.	41,650	2,257,430
Marathon Oil Corp.^	368,915	9,698,775
Mariner Energy, Inc.*	4,300	33,325
Newfield Exploration Co.*	20,300	460,810
Noble Energy, Inc.	23,900	1,287,732
Occidental Petroleum Corp.^	204,111	11,358,777
Overseas Shipholding Group, Inc.	3,000	68,010
Petrohawk Energy Corp.*	2,600	49,998
Pioneer Natural Resources Co.	17,400	286,578
Plains Exploration & Production Co.*	1,700	29,291
Royal Dutch Shell plc (ADR), Class A	38,950	1,725,485
Southern Union Co.	16,000	243,520
Spectra Energy Corp.	93,800	1,326,332

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
St. Mary Land & Exploration Co.	4,700	$62,181
Sunoco, Inc.	7,600	201,248
Teekay Corp.	5,600	79,688
Tesoro Corp.	15,300	206,091
Total S.A. (ADR)	268,480	13,171,629
Valero Energy Corp.	78,400	1,403,360
XTO Energy, Inc.	74,500	2,281,190

		175,162,316

Total Energy		184,483,795

Financials (17.7%)
Capital Markets (4.4%)
Allied Capital Corp.	32,700	51,993
American Capital Ltd.	37,100	69,377
Ameriprise Financial, Inc.	33,300	682,317
Bank of New York Mellon Corp.	629,859	17,793,516
BlackRock, Inc.	600	78,024
Deutsche Bank AG (Registered)^	63,300	2,573,145
E*TRADE Financial Corp.*	63,300	81,024
Franklin Resources, Inc.	25,895	1,394,964
Goldman Sachs Group, Inc.	142,180	15,073,923
Invesco Ltd.	86,210	1,194,871
Investment Technology Group, Inc.*	700	17,864
Janus Capital Group, Inc.	2,100	13,965
Jefferies Group, Inc.	19,800	273,240
Legg Mason, Inc.	20,500	325,950
MF Global Ltd.*	9,600	40,608
Morgan Stanley	249,300	5,676,561
Northern Trust Corp.	3,300	197,406
Raymond James Financial, Inc.	13,700	269,890
State Street Corp.^	133,660	4,114,055

		49,922,693

Commercial Banks (2.6%)
Associated Banc-Corp.	18,500	285,640
Bancorpsouth, Inc.	11,800	245,912
Bank of Hawaii Corp.	7,700	253,946
BB&T Corp.^	104,400	1,766,448
BOK Financial Corp.	3,000	103,650
CapitalSource, Inc.	35,600	43,432
City National Corp./California	6,100	205,997
Comerica, Inc.	22,300	408,313
Commerce Bancshares, Inc./Missouri	9,500	344,850
Cullen/Frost Bankers, Inc.	8,700	408,378
Fifth Third Bancorp	71,800	209,656
First Citizens BancShares, Inc./North Carolina, Class A	800	105,440
First Horizon National Corp.	32,123	345,000
Fulton Financial Corp.	27,100	179,673
Huntington Bancshares, Inc./Ohio	49,000	81,340
KeyCorp	74,700	587,889
M&T Bank Corp.	12,000	542,880
Marshall & Ilsley Corp.	40,400	227,452
PNC Financial Services Group, Inc.	100,675	2,948,771
Popular, Inc.	37,500	81,750
Regions Financial Corp.	103,300	440,058
SunTrust Banks, Inc.	53,700	630,438
Synovus Financial Corp.	51,400	167,050
TCF Financial Corp.	23,100	271,656
U.S. Bancorp	313,800	4,584,618
Valley National Bancorp	21,500	265,955
Webster Financial Corp.	9,600	40,800
Wells Fargo & Co.^	959,820	13,667,836
Whitney Holding Corp./Louisiana	9,100	104,195
Wilmington Trust Corp.	9,000	87,210
Zions Bancorporation	17,500	172,025

		29,808,258

Consumer Finance (0.2%)
American Express Co.	24,700	336,661
AmeriCredit Corp.*	20,100	117,786
Capital One Financial Corp.^	78,100	955,944
Discover Financial Services	71,300	449,903
SLM Corp.*	9,700	48,015
Student Loan Corp.	700	30,408

		1,938,717

Diversified Financial Services (4.0%)
Bank of America Corp.	1,111,761	7,582,210
CIT Group, Inc.	63,000	179,550
Citigroup, Inc.	823,600	2,083,708
CME Group, Inc.	3,000	739,170
JPMorgan Chase & Co.	1,224,090	32,536,312
Leucadia National Corp.*	27,600	410,964
Moody’s Corp.	28,900	662,388
NASDAQ OMX Group, Inc.*	9,900	193,842
NYSE Euronext, Inc.	15,500	277,450

		44,665,594

Insurance (5.3%)
ACE Ltd.	178,275	7,202,310
Alleghany Corp.*	816	220,997
Allied World Assurance Co. Holdings Ltd./Bermuda	7,400	281,422
Allstate Corp.	400,815	7,675,607
American Financial Group, Inc./Ohio	12,300	197,415
American International Group, Inc.	348,800	348,800
American National Insurance Co.	2,100	110,061
Aon Corp.	73,135	2,985,371
Arch Capital Group Ltd.*	6,800	366,248
Arthur J. Gallagher & Co.	13,200	224,400
Assurant, Inc.	18,300	398,574
Axis Capital Holdings Ltd.	15,900	358,386
Brown & Brown, Inc.	12,500	236,375
Chubb Corp.	91,160	3,857,891
Cincinnati Financial Corp.	21,600	493,992
CNA Financial Corp.	5,000	45,800
Conseco, Inc.*	33,800	31,096
Endurance Specialty Holdings Ltd.	7,700	192,038
Erie Indemnity Co., Class A	4,400	150,392
Everest Reinsurance Group Ltd.	9,400	665,520
Fidelity National Financial, Inc., Class A	32,000	624,320
First American Corp.	14,300	379,093
Genworth Financial, Inc., Class A	178,950	340,005
Hanover Insurance Group, Inc.	7,300	210,386
Hartford Financial Services Group, Inc.^	143,250	1,124,513
HCC Insurance Holdings, Inc.	17,000	428,230
Lincoln National Corp.^	131,300	878,397
Loews Corp.	47,300	1,045,330
Markel Corp.*	1,500	425,820
Marsh & McLennan Cos., Inc.	77,000	1,559,250
MBIA, Inc.*	30,700	140,606
Mercury General Corp.	3,500	103,950
MetLife, Inc.	418,970	9,539,947
Old Republic International Corp.	35,500	384,110
OneBeacon Insurance Group Ltd., Class A	4,400	42,504
PartnerReinsurance Ltd.	8,100	502,767
Principal Financial Group, Inc.	38,300	313,294
Progressive Corp.*	100,400	1,349,376
Protective Life Corp.	12,800	67,200

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Prudential Financial, Inc.	133,575	$2,540,597
Reinsurance Group of America, Inc.	10,100	327,139
RenaissanceReinsurance Holdings Ltd.	9,400	464,736
StanCorp Financial Group, Inc.	7,000	159,460
Torchmark Corp.	12,600	330,498
Transatlantic Holdings, Inc.	2,700	96,309
Travelers Cos., Inc.	184,390	7,493,610
Unitrin, Inc.	7,500	104,850
Unum Group^	135,600	1,695,000
W.R. Berkley Corp.	20,900	471,295
Wesco Financial Corp.	200	55,200
White Mountains Insurance Group Ltd.	1,300	223,483
XL Capital Ltd., Class A	87,100	475,566

		59,939,536

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	5,000	182,000
AMB Property Corp. (REIT)	15,400	221,760
Annaly Capital Management, Inc. (REIT)	79,600	1,104,052
Apartment Investment & Management Co. (REIT), Class A	11,300	61,924
AvalonBay Communities, Inc. (REIT)	11,700	550,602
Boston Properties, Inc. (REIT)	17,600	616,528
Brandywine Realty Trust (REIT)	16,000	45,600
BRE Properties, Inc. (REIT)	7,300	143,299
Camden Property Trust (REIT)	3,600	77,688
CBL & Associates Properties, Inc. (REIT)	12,100	28,556
Developers Diversified Realty Corp. (REIT)	21,900	46,647
Digital Realty Trust, Inc. (REIT)	3,300	109,494
Douglas Emmett, Inc. (REIT)	18,400	135,976
Duke Realty Corp. (REIT)	20,700	113,850
Equity Residential (REIT)	40,700	746,845
Essex Property Trust, Inc. (REIT)	3,200	183,488
Federal Realty Investment Trust (REIT)	6,300	289,800
General Growth Properties, Inc. (REIT)	19,600	13,916
HCP, Inc. (REIT)	33,700	601,545
Health Care REIT, Inc. (REIT)	14,900	455,791
Hospitality Properties Trust (REIT)	14,300	171,600
Host Hotels & Resorts, Inc. (REIT)	81,000	317,520
HRPT Properties Trust (REIT)	30,000	95,700
iStar Financial, Inc. (REIT)	24,600	69,126
Kilroy Realty Corp. (REIT)	3,800	65,322
Kimco Realty Corp. (REIT)	34,900	265,938
Liberty Property Trust (REIT)	14,500	274,630
Mack-Cali Realty Corp. (REIT)	10,100	200,081
Nationwide Health Properties, Inc. (REIT)	14,300	317,317
Plum Creek Timber Co., Inc. (REIT)	17,800	517,446
ProLogis (REIT)	38,300	248,950
Public Storage (REIT)	18,700	1,033,175
Rayonier, Inc. (REIT)	10,100	305,222
Regency Centers Corp. (REIT)	10,300	273,671
SL Green Realty Corp. (REIT)	7,800	84,240
UDR, Inc. (REIT)	20,900	179,949
Ventas, Inc. (REIT)	16,000	361,760
Vornado Realty Trust (REIT)	20,738	689,315
Weingarten Realty Investors (REIT)	9,900	94,248

		11,294,571

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	25,800	103,974
Jones Lang LaSalle, Inc.	4,600	106,996
St. Joe Co.*	2,700	45,198

		256,168

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	11,200	102,928
Capitol Federal Financial	1,800	68,058
Fannie Mae	194,700	136,290
Freddie Mac	9,800	7,448
Hudson City Bancorp, Inc.	49,700	580,993
MGIC Investment Corp.	22,900	32,518
New York Community Bancorp, Inc.	51,700	577,489
People’s United Financial, Inc.	52,100	936,237
TFS Financial Corp.	12,800	155,264
Tree.com, Inc.*	1,000	4,620
Washington Federal, Inc.	13,300	176,757

		2,778,602

Total Financials		200,604,139

Health Care (14.5%)
Biotechnology (1.0%)
Amgen, Inc.*	217,800	10,785,456

Health Care Equipment & Supplies (0.9%)
Beckman Coulter, Inc.	1,600	81,616
Boston Scientific Corp.*	212,100	1,686,195
Cooper Cos., Inc.	6,500	171,860
Covidien Ltd.	181,550	6,034,722
Hill-Rom Holdings, Inc.	6,900	68,241
Hologic, Inc.*	20,100	263,109
Hospira, Inc.*	19,900	614,114
Inverness Medical Innovations, Inc.*	5,600	149,128
Medtronic, Inc.	26,830	790,680
Teleflex, Inc.	6,100	238,449
Zimmer Holdings, Inc.*	11,800	430,700

		10,528,814

Health Care Providers & Services (1.0%)
Aetna, Inc.	26,300	639,879
AmerisourceBergen Corp.	20,000	653,200
Brookdale Senior Living, Inc.	6,600	33,330
Cardinal Health, Inc.	51,550	1,622,794
CIGNA Corp.	36,200	636,758
Community Health Systems, Inc.*	11,300	173,342
Coventry Health Care, Inc.*	18,800	243,272
DaVita, Inc.*	2,500	109,875
Health Management Associates, Inc., Class A*	15,000	38,700
Health Net, Inc.*	15,900	230,232
Henry Schein, Inc.*	1,200	48,012
Humana, Inc.*	10,700	279,056
LifePoint Hospitals, Inc.*	8,200	171,052
Lincare Holdings, Inc.*	1,200	26,160
McKesson Corp.	12,000	420,480
MEDNAX, Inc.*	1,300	38,311
Omnicare, Inc.	14,300	350,207
Quest Diagnostics, Inc.	4,500	213,660
Tenet Healthcare Corp.*	38,000	44,080
UnitedHealth Group, Inc.	117,200	2,452,996
Universal Health Services, Inc., Class B	6,800	260,712

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

WellPoint, Inc.*	80,450	$3,054,687

		11,740,795

Health Care Technology (0.0%)
HLTH Corp.*	10,100	104,535
IMS Health, Inc.	20,800	259,376

		363,911

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*	5,600	152,376
Life Technologies Corp.*	9,000	292,320
PerkinElmer, Inc.	9,200	117,484
Thermo Fisher Scientific, Inc.*	41,500	1,480,305
Waters Corp.*^	25,930	958,114

		3,000,599

Pharmaceuticals (11.3%)
Abbott Laboratories, Inc.	32,410	1,545,957
Bristol-Myers Squibb Co.	33,900	743,088
Eli Lilly & Co.	164,500	5,495,945
Endo Pharmaceuticals Holdings, Inc.*	2,000	35,360
Forest Laboratories, Inc.*	41,100	902,556
GlaxoSmithKline plc	63,825	993,794
GlaxoSmithKline plc (ADR)^	33,300	1,034,631
Johnson & Johnson	573,015	30,140,588
King Pharmaceuticals, Inc.*	36,100	255,227
Merck & Co., Inc.	530,145	14,181,379
Mylan, Inc.*	38,400	514,944
Novartis AG (ADR)	35,450	1,341,074
Pfizer, Inc.	1,985,820	27,046,868
Roche Holding AG	6,110	838,869
Sanofi-Aventis S.A. (ADR)	61,000	1,703,730
Schering-Plough Corp.	512,375	12,066,431
Watson Pharmaceuticals, Inc.*	7,500	233,325
Wyeth	645,640	27,788,346

		126,862,112

Total Health Care		163,281,687

Industrials (8.0%)
Aerospace & Defense (3.4%)
Alliant Techsystems, Inc.*	2,900	194,242
BE Aerospace, Inc.*	1,300	11,271
General Dynamics Corp.	60,200	2,503,718
Honeywell International, Inc.^	230,625	6,425,213
L-3 Communications Holdings, Inc.	4,000	271,200
Lockheed Martin Corp.	203,280	14,032,417
Northrop Grumman Corp.	164,460	7,177,034
Raytheon Co.	40,000	1,557,600
Spirit AeroSystems Holdings, Inc., Class A*	15,800	157,526
United Technologies Corp.	141,960	6,101,441

		38,431,662

Air Freight & Logistics (0.2%)
FedEx Corp.	46,900	2,086,581
UTi Worldwide, Inc.	1,700	20,315

		2,106,896

Airlines (0.1%)
AMR Corp.*	25,300	80,707
Continental Airlines, Inc., Class B*	19,900	175,319
Copa Holdings S.A., Class A	1,500	43,005
Delta Air Lines, Inc.*	70,100	394,663
Southwest Airlines Co.	111,200	703,896

		1,397,590

Building Products (0.0%)
Armstrong World Industries, Inc.*	3,700	40,737
Masco Corp.	53,000	369,940
Owens Corning, Inc.*	10,000	90,400
USG Corp.*	5,500	41,855

		542,932

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	16,400	366,376
Cintas Corp.	19,500	482,040
Corrections Corp. of America*	2,600	33,306
Pitney Bowes, Inc.	3,600	84,060
R.R. Donnelley & Sons Co.	33,500	245,555
Republic Services, Inc.	28,200	483,630
Steelcase, Inc., Class A	11,300	56,613
Waste Management, Inc.	53,100	1,359,360

		3,110,940

Construction & Engineering (0.1%)
Aecom Technology Corp.*	1,900	49,552
KBR, Inc.	5,900	81,479
Quanta Services, Inc.*	6,600	141,570
URS Corp.*	10,400	420,264

		692,865

Electrical Equipment (0.1%)
Cooper Industries Ltd., Class A	30,100	778,386
Hubbell, Inc., Class B	4,500	121,320
Thomas & Betts Corp.*	7,500	187,650

		1,087,356

Industrial Conglomerates (1.8%)
3M Co.	41,930	2,084,760
Carlisle Cos., Inc.	8,300	162,929
General Electric Co.	1,822,400	18,424,464

		20,672,153

Machinery (0.9%)
AGCO Corp.*	4,600	90,160
Crane Co.	7,200	121,536
Danaher Corp.	46,275	2,509,031
Dover Corp.	42,300	1,115,874
Eaton Corp.	51,940	1,914,508
Flowserve Corp.	4,600	258,152
Gardner Denver, Inc.*	7,900	171,746
IDEX Corp.	1,700	37,179
Illinois Tool Works, Inc.	67,300	2,076,205
Ingersoll-Rand Co., Ltd., Class A	37,900	523,020
ITT Corp.	6,300	242,361
Kennametal, Inc.	8,700	141,027
Lincoln Electric Holdings, Inc.	2,500	79,225
Oshkosh Corp.	4,100	27,634
Pentair, Inc.	15,600	338,052
Terex Corp.*	14,200	131,350
Timken Co.	11,800	164,728
Trinity Industries, Inc.	10,900	99,626

		10,041,414

Marine (0.0%)
Alexander & Baldwin, Inc.	5,800	110,374

Professional Services (0.1%)
Dun & Bradstreet Corp.	11,660	897,820
Equifax, Inc.	9,500	232,275
Manpower, Inc.	10,600	334,218

		1,464,313

Road & Rail (0.8%)
Avis Budget Group, Inc.*	18,500	16,835
Burlington Northern Santa Fe Corp.	7,675	461,651
Con-way, Inc.	5,100	91,443
CSX Corp.^	247,075	6,386,889
Hertz Global Holdings, Inc.*	43,600	171,348
Kansas City Southern*	3,000	38,130

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Norfolk Southern Corp.	39,600	$1,336,500
Ryder System, Inc.	5,500	155,705

		8,658,501

Trading Companies & Distributors (0.2%)
GATX Corp.	6,100	123,403
United Rentals, Inc.*	10,900	45,889
W.W. Grainger, Inc.^	21,760	1,527,117
WESCO International, Inc.*	2,100	38,052

		1,734,461

Total Industrials		90,051,457

Information Technology (7.5%)
Communications Equipment (1.9%)
ADC Telecommunications, Inc.*	13,000	57,070
Brocade Communications Systems, Inc.*	46,200	159,390
Cisco Systems, Inc.*	514,025	8,620,200
Corning, Inc.	105,100	1,394,677
EchoStar Corp., Class A*	5,100	75,633
JDS Uniphase Corp.*	17,800	57,850
Motorola, Inc.	843,200	3,566,736
Nokia Oyj (ADR)	223,800	2,611,746
QUALCOMM, Inc.^	125,500	4,883,205
Telefonaktiebolaget LM Ericsson (ADR)	98,400	796,056
Tellabs, Inc.*	56,900	260,602

		22,483,165

Computers & Peripherals (1.6%)
Diebold, Inc.	2,000	42,700
EMC Corp.*	94,200	1,073,880
Hewlett-Packard Co.	290,440	9,311,506
International Business Machines Corp.	42,340	4,102,323
Lexmark International, Inc., Class A*	12,300	207,501
NCR Corp.*	2,900	23,055
QLogic Corp.*	17,200	191,264
SanDisk Corp.*	26,300	332,695
Seagate Technology	37,600	225,976
Sun Microsystems, Inc.*	109,100	798,612
Teradata Corp.*	13,100	212,482
Western Digital Corp.*	68,550	1,325,757

		17,847,751

Electronic Equipment, Instruments & Components (0.4%)
Agilent Technologies, Inc.*	35,450	544,867
Arrow Electronics, Inc.*	17,600	335,456
AU Optronics Corp. (ADR)^	126,950	1,065,111
Avnet, Inc.*	13,600	238,136
AVX Corp.	8,300	75,364
Ingram Micro, Inc., Class A*	25,500	322,320
Jabil Circuit, Inc.	19,800	110,088
Molex, Inc.	15,100	207,474
Tech Data Corp.*	6,100	132,858
Tyco Electronics Ltd.	153,700	1,696,847
Vishay Intertechnology, Inc.*	34,250	119,190

		4,847,711

Internet Software & Services (0.0%)
IAC/InterActiveCorp*	12,500	190,375

IT Services (0.8%)
Accenture Ltd., Class A^	152,570	4,194,149
Affiliated Computer Services, Inc., Class A*	10,000	478,900
Automatic Data Processing, Inc.	20,295	713,572
Computer Sciences Corp.*	22,700	836,268
Convergys Corp.*	17,500	141,400
DST Systems, Inc.*	1,400	48,468
Fidelity National Information Services, Inc.	22,300	405,860
Genpact Ltd.*	600	5,316
Lender Processing Services, Inc.	10,900	333,649
SAIC, Inc.*	24,600	459,282
Unisys Corp.*	29,300	15,529
Western Union Co.^	70,175	882,100

		8,514,493

Office Electronics (0.1%)
Xerox Corp.	136,900	622,895
Zebra Technologies Corp., Class A*	800	15,216

		638,111

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	83,300	254,065
ASML Holding N.V. (N.Y. Shares), Class G	29,900	523,549
Atmel Corp.*	21,300	77,319
Cree, Inc.*	8,000	188,240
Fairchild Semiconductor International, Inc.*	22,800	85,044
Integrated Device Technology, Inc.*	17,200	78,260
Intel Corp.^	694,590	10,453,579
International Rectifier Corp.*	7,600	102,676
Intersil Corp., Class A	12,300	141,450
KLA-Tencor Corp.	2,000	40,000
Lam Research Corp.*	1,900	43,263
LSI Corp.*	28,200	85,728
Micron Technology, Inc.*	98,000	397,880
Novellus Systems, Inc.*	10,100	167,963
NVIDIA Corp.*	58,700	578,782
Teradyne, Inc.*	11,700	51,246
Texas Instruments, Inc.^	395,825	6,535,071

		19,804,115

Software (0.9%)
Amdocs Ltd.*	17,200	318,544
CA, Inc.	30,800	542,388
Cadence Design Systems, Inc.*	39,100	164,220
Compuware Corp.*	13,300	87,647
McAfee, Inc.*	2,800	93,800
Novell, Inc.*	25,900	110,334
Oracle Corp.*	249,285	4,504,580
Symantec Corp.*	263,550	3,937,437
Synopsys, Inc.*	20,900	433,257

		10,192,207

Total Information Technology		84,517,928

Materials (3.5%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.^	33,640	1,892,250
Ashland, Inc.	12,400	128,092
Cabot Corp.	8,400	88,284
Celanese Corp., Class A	3,400	45,458
Cytec Industries, Inc.	6,300	94,626
Dow Chemical Co.	137,700	1,160,811
E.I. du Pont de Nemours & Co.^	530,775	11,852,205
Eastman Chemical Co.^	43,400	1,163,120
FMC Corp.	6,700	289,038
Huntsman Corp.	26,500	82,945
Intrepid Potash, Inc.*	2,700	49,815
Lubrizol Corp.	10,400	353,704
Nalco Holding Co.	1,900	24,833
PPG Industries, Inc.^	113,460	4,186,674
Rohm & Haas Co.	3,000	236,520
RPM International, Inc.	20,300	258,419

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Scotts Miracle-Gro Co., Class A	1,700	$58,990
Sigma-Aldrich Corp.	8,800	332,552
Valhi, Inc.	700	6,566
Valspar Corp.	14,700	293,559

		22,598,461

Construction Materials (0.1%)
Eagle Materials, Inc.	900	21,825
Martin Marietta Materials, Inc.	600	47,580
Vulcan Materials Co.	16,600	735,214

		804,619

Containers & Packaging (0.4%)
AptarGroup, Inc.	7,900	246,006
Ball Corp.	12,400	538,160
Bemis Co., Inc.	44,250	927,923
Owens-Illinois, Inc.*	88,650	1,280,106
Packaging Corp. of America	11,400	148,428
Pactiv Corp.*	19,700	287,423
Sealed Air Corp.	24,400	336,720
Sonoco Products Co.	15,100	316,798
Temple-Inland, Inc.	19,400	104,178

		4,185,742

Metals & Mining (0.9%)
Alcoa, Inc.	32,700	240,018
Carpenter Technology Corp.	5,400	76,248
Century Aluminum Co.*	3,200	6,752
Commercial Metals Co.	17,900	206,745
Freeport-McMoRan Copper & Gold, Inc.	62,100	2,366,631
Newmont Mining Corp.^	112,825	5,050,047
Nucor Corp.	37,600	1,435,192
Reliance Steel & Aluminum Co.	8,900	234,337
Schnitzer Steel Industries, Inc., Class A	3,400	106,726
Steel Dynamics, Inc.	16,900	148,889
Titanium Metals Corp.	12,800	70,016
United States Steel Corp.	1,100	23,243

		9,964,844

Paper & Forest Products (0.2%)
Domtar Corp.*	89,800	85,310
International Paper Co.	62,500	440,000
MeadWestvaco Corp.	25,300	303,347
Weyerhaeuser Co.	31,800	876,726

		1,705,383

Total Materials		39,259,049

Telecommunication Services (5.8%)
Diversified Telecommunication Services (5.0%)
AT&T, Inc.	1,489,595	37,537,794
CenturyTel, Inc.	14,800	416,176
Embarq Corp.	10,800	408,780
Frontier Communications Corp.	36,100	259,198
Qwest Communications International, Inc.	111,600	381,672
Telefonica S.A. (ADR)	9,300	554,466
Verizon Communications, Inc.	528,035	15,946,657
Windstream Corp.	32,200	259,532

		55,764,275

Wireless Telecommunication Services (0.8%)
Clearwire Corp., Class A*	1,300	6,695
Crown Castle International Corp.*	32,900	671,489
Leap Wireless International, Inc.*	7,000	244,090
Rogers Communications, Inc., Class B	38,965	897,790
Sprint Nextel Corp.*	1,126,750	4,022,497
Telephone & Data Systems, Inc.	8,500	225,335
U.S. Cellular Corp.*	1,800	60,012
Vodafone Group plc	1,456,643	2,544,760
Vodafone Group plc (ADR)^	23,750	413,725

		9,086,393

Total Telecommunication Services		64,850,668

Utilities (5.1%)
Electric Utilities (2.6%)
American Electric Power Co., Inc.	126,450	3,194,127
DPL, Inc.	15,400	347,116
Duke Energy Corp.	191,100	2,736,552
Edison International	48,300	1,391,523
Entergy Corp.	29,600	2,015,464
Exelon Corp.	49,600	2,251,344
FirstEnergy Corp.	45,900	1,771,740
FPL Group, Inc.^	104,310	5,291,646
Great Plains Energy, Inc.	16,900	227,643
Hawaiian Electric Industries, Inc.	14,100	193,734
Northeast Utilities	26,300	567,817
NV Energy, Inc.	24,600	230,994
Pepco Holdings, Inc.	33,000	411,840
Pinnacle West Capital Corp.	56,900	1,511,264
PPL Corp.	75,440	2,165,882
Progress Energy, Inc.	41,900	1,519,294
Southern Co.	115,600	3,539,672

		29,367,652

Gas Utilities (0.2%)
AGL Resources, Inc.	11,000	291,830
Atmos Energy Corp.	13,800	319,056
Energen Corp.	8,300	241,779
National Fuel Gas Co.	11,900	364,973
ONEOK, Inc.	16,100	364,343
Questar Corp.	16,600	488,538
UGI Corp.	15,500	365,955

		2,436,474

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	2,800	57,848
Dynegy, Inc., Class A*	65,700	92,637
Mirant Corp.*	7,500	85,500
NRG Energy, Inc.*	26,900	473,440
Reliant Energy, Inc.*	174,700	557,293

		1,266,718

Multi-Utilities (2.1%)
Alliant Energy Corp.	16,000	395,040
Ameren Corp.	43,000	997,170
CenterPoint Energy, Inc.	18,800	196,084
CMS Energy Corp.^	72,850	862,544
Consolidated Edison, Inc.	40,500	1,604,205
Dominion Resources, Inc.	209,669	6,497,643
DTE Energy Co.	24,800	686,960
Integrys Energy Group, Inc.	11,200	291,648
MDU Resources Group, Inc.	27,000	435,780
NiSource, Inc.	65,050	637,490
NSTAR	15,900	506,892
OGE Energy Corp.	13,300	316,806
PG&E Corp.^	97,355	3,720,908
Public Service Enterprise Group, Inc.	59,575	1,755,675
SCANA Corp.	18,000	556,020
Sempra Energy	37,700	1,743,248
TECO Energy, Inc.	32,100	357,915
Vectren Corp.	11,600	244,644
Wisconsin Energy Corp.	17,200	708,124
Xcel Energy, Inc.	68,400	1,274,292

		23,789,088

Water Utilities (0.1%)
American Water Works Co., Inc.	9,800	188,552

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Aqua America, Inc.	19,700	$394,000

		582,552

Total Utilities		57,442,484

Total Common Stocks (98.8%) (Cost $1,469,134,029)		1,113,349,509

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.18%, 6/11/09 #(p)	$579,000	578,792

Short-Term Investments of Cash Collateral for Securities Loaned (4.1%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	2,450,000	2,450,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	1,790,000	1,758,136
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	22,965,412	22,965,412
General Electric Capital Corp.
0.40%, 3/12/10 (l)	330,000	311,929
K2 (USA) LLC
0.37%, 5/29/09 (l)	3,259,776	3,259,776
0.37%, 6/18/09 (l)	4,069,699	4,056,102
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	2,039,987	244,798
Links Finance LLC
0.37%, 6/25/09 (l)	1,219,923	1,214,657
Monumental Global Funding II
0.43%, 5/26/10 (l)	3,830,000	3,255,501
Morgan Stanley
0.46%, 5/7/09 (l)	4,070,000	4,070,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,439,695	2,202,100

Total Short-Term Investments of Cash Collateral for Securities Loaned		45,788,411

Time Deposit (1.4%)
JPMorgan Chase Nassau
0.004%, 4/1/09	16,144,331	16,144,331

Total Short-Term Investments (5.6%) (Cost/Amortized Cost $65,187,484)		62,511,534

Total Investments (104.4%) (Cost/Amortized Cost $1,534,321,513)		1,175,861,043
Other Assets Less Liabilities (-4.4%)		(49,640,761)

Net Assets (100%)		$1,126,220,282

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

Glossary:

ADR — American Depositary Receipt

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
Russell 1000 Mini Index	71	June-09	$2,887,407	$3,065,425	$178,018

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,102,217,432	$73,643,611	$—	$1,175,861,043
Other Investments*	178,018	—	—	178,018

Total	$1,102,395,450	$73,643,611	$—	$1,176,039,061

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$576,051,434
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$788,097,871

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,923,304
Aggregate gross unrealized depreciation	(414,693,850)

Net unrealized depreciation	$(406,770,546)

Federal income tax cost of investments	$1,582,631,589

At March 31, 2009, the Portfolio had loaned securities with a total value of $48,037,566. This was secured by collateral of $48,464,491, which was received as cash and subsequently invested in short-term investments currently valued at $45,788,411, as reported in the portfolio of investments.

For the three months ended March 31, 2009, the Portfolio incurred approximately $2,706 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $164 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $165,673,773, which expires in the year 2016.

See Notes to Portfolio of Investments.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.8%)
Auto Components (0.5%)
Amerigon, Inc.*	6,100	$22,570
BorgWarner, Inc.^	24,900	505,470
Drew Industries, Inc.*^	57,000	494,760
Exide Technologies*^	18,000	54,000
Fuel Systems Solutions, Inc.*^	2,600	35,048
Gentex Corp.^	34,900	347,604
Goodyear Tire & Rubber Co.*	37,800	236,628
Hayes Lemmerz International, Inc.*	3,300	611
Quantum Fuel Systems Technologies Worldwide, Inc.*	22,800	18,240
Raser Technologies, Inc.*^	6,900	28,911
Spartan Motors, Inc.	700	2,814
Tenneco, Inc.*^	37,400	60,962
WABCO Holdings, Inc.	15,700	193,267
Wonder Auto Technology, Inc.*	4,100	14,678

		2,015,563

Automobiles (0.0%)
Thor Industries, Inc.	2,400	37,488
Winnebago Industries, Inc.	6,700	35,577

		73,065

Distributors (0.1%)
Aristotle Corp.*	300	1,038
LKQ Corp.*^	33,200	473,764

		474,802

Diversified Consumer Services (3.2%)
American Public Education, Inc.*	2,700	113,562
Brink’s Home Security Holdings, Inc.*	10,000	226,000
Capella Education Co.*^	15,600	826,800
Coinstar, Inc.*^	6,900	226,044
Corinthian Colleges, Inc.*^	91,160	1,773,062
DeVry, Inc.	14,900	717,882
Grand Canyon Education, Inc.*^	2,000	34,520
Hillenbrand, Inc.	15,000	240,150
ITT Educational Services, Inc.*^	37,420	4,543,536
K12, Inc.*^	37,400	519,860
Learning Tree International, Inc.*	2,500	21,175
Lincoln Educational Services Corp.*^	600	10,992
Matthews International Corp., Class A	7,200	207,432
Pre-Paid Legal Services, Inc.*	2,000	58,060
Princeton Review, Inc.*	3,700	16,095
Sotheby’s, Inc.	16,800	151,200
Steiner Leisure Ltd.*	2,300	56,143
Strayer Education, Inc.^	9,600	1,726,752
Universal Technical Institute, Inc.*^	20,800	249,600
Weight Watchers International, Inc.	7,600	140,980

		11,859,845

Hotels, Restaurants & Leisure (2.7%)
AFC Enterprises, Inc.*	3,700	16,687
Ambassadors Group, Inc.	4,400	35,728
Bally Technologies, Inc.*	13,200	243,144
BJ’s Restaurants, Inc.*^	3,200	44,512
Boyd Gaming Corp.	1,900	7,087
Brinker International, Inc.^	24,800	374,480
Buffalo Wild Wings, Inc.*^	4,300	157,294
Burger King Holdings, Inc.	94,470	2,168,086
California Pizza Kitchen, Inc.*	3,700	48,396
CEC Entertainment, Inc.*	4,300	111,284
Cheesecake Factory, Inc.*	14,800	169,460
Chipotle Mexican Grill, Inc., Class A*^	8,100	537,678
Chipotle Mexican Grill, Inc., Class B*	5,000	286,550
Choice Hotels International, Inc.^	2,600	67,132
CKE Restaurants, Inc.	12,400	104,160
Cracker Barrel Old Country Store, Inc.^	3,600	103,104
Denny’s Corp.*	21,600	36,072
DineEquity, Inc.	4,000	47,440
Dover Downs Gaming & Entertainment, Inc.	3,900	11,973
Dover Motorsports, Inc.	4,200	7,770
Einstein Noah Restaurant Group, Inc.*	600	3,498
Great Wolf Resorts, Inc.*	800	1,864
Jack in the Box, Inc.*	8,900	207,281
Krispy Kreme Doughnuts, Inc.*	15,500	24,800
Life Time Fitness, Inc.*^	8,800	110,528
Monarch Casino & Resort, Inc.*	1,300	6,708
Morgans Hotel Group Co.*^	6,200	19,282
Orient-Express Hotels Ltd., Class A^	84,140	344,974
P.F. Chang’s China Bistro, Inc.*^	5,500	125,840
Panera Bread Co., Class A*^	25,240	1,410,916
Papa John’s International, Inc.*	4,100	93,767
Peet’s Coffee & Tea, Inc.*	3,300	71,346
Penn National Gaming, Inc.*	16,300	393,645
Red Robin Gourmet Burgers, Inc.*^.	40,592	715,637
Rick’s Cabaret International, Inc.*	1,800	8,172
Riviera Holdings Corp.*	2,200	2,244
Ruth’s Hospitality Group, Inc.*	3,100	3,751
Scientific Games Corp., Class A*^	15,800	191,338
Shuffle Master, Inc.*	234,400	672,728
Sonic Corp.*^	12,000	120,240
Texas Roadhouse, Inc., Class A*^	11,900	113,407
Town Sports International Holdings, Inc.*^	4,900	14,651
Vail Resorts, Inc.*^	7,000	143,010
Wendy’s/Arby’s Group, Inc., Class A	83,900	422,017
WMS Industries, Inc.*^	10,800	225,828

		10,025,509

Household Durables (0.2%)
Cavco Industries, Inc.*	1,400	33,040
Champion Enterprises, Inc.*	10,400	4,992
Harman International Industries, Inc.^	10,800	146,124
Hooker Furniture Corp.^	100	844
iRobot Corp.*	4,200	31,920
Libbey, Inc.^	3,400	3,128
National Presto Industries, Inc.	100	6,101
NVR, Inc.*^	100	42,775
Pulte Homes, Inc.^	12,100	132,253
Tempur-Pedic International, Inc.	11,300	82,490
Tupperware Brands Corp.	15,200	258,248
Universal Electronics, Inc.*	3,200	57,920

		799,835

Internet & Catalog Retail (0.7%)
1-800-FLOWERS.COM, Inc., Class A*^	7,300	15,111
Bidz.com, Inc.*	1,600	6,432
Blue Nile, Inc.*^	3,100	93,465
Drugstore.Com, Inc.*	23,100	27,027
Gaiam, Inc., Class A*	88,000	288,640
Netflix, Inc.*^	25,940	1,113,345
NutriSystem, Inc.^	7,300	104,171
Orbitz Worldwide, Inc.*	600	774
Overstock.com, Inc.*^	3,600	32,940
PetMed Express, Inc.*	5,600	92,288
priceline.com, Inc.*^	9,900	779,922
Shutterfly, Inc.*	4,700	44,039

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Stamps.com, Inc.*	3,000	$29,100

		2,627,254

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	12,500	313,375
Leapfrog Enterprises, Inc.*	9,000	12,420
Marine Products Corp.^	900	3,816
Polaris Industries, Inc.^	6,900	147,936
Pool Corp.^	9,600	128,640
Smith & Wesson Holding Corp.*	8,800	52,976

		659,163

Media (1.7%)
Arbitron, Inc.	6,500	97,565
Central European Media Enterprises Ltd., Class A*^	8,700	99,702
Charter Communications, Inc., Class A*	48,500	1,009
Cinemark Holdings, Inc.	3,000	28,170
CKX, Inc.*	6,800	27,880
Crown Media Holdings, Inc., Class A*	1,300	2,652
CTC Media, Inc.*	12,700	57,912
Dolan Media Co.*	6,000	47,220
DreamWorks Animation SKG, Inc., Class A*	64,870	1,403,787
Entravision Communications Corp., Class A*^	7,800	2,028
Global Sources Ltd.*	3,470	13,498
Global Traffic Network, Inc.*	3,300	9,999
Harte-Hanks, Inc.	1,300	6,955
Interactive Data Corp.	4,200	104,412
Interpublic Group of Cos., Inc.*	97,900	403,348
John Wiley & Sons, Inc., Class A	9,700	288,866
Lamar Advertising Co., Class A*^	19,200	187,200
Lions Gate Entertainment Corp.*^	148,100	747,905
Martha Stewart Living Omnimedia, Inc., Class A*	7,000	17,430
Marvel Entertainment, Inc.*	38,480	1,021,644
Morningstar, Inc.*	4,000	136,600
National CineMedia, Inc.	75,820	999,308
Playboy Enterprises, Inc., Class B*^	3,400	6,698
RCN Corp.*	5,600	20,720
RHI Entertainment, Inc.*	600	912
Sinclair Broadcast Group, Inc., Class A	4,700	4,841
Sirius XM Radio, Inc.*	938,200	328,370
Valassis Communications, Inc.*^	6,500	10,205
Value Line, Inc.	400	10,936
Warner Music Group Corp.*	3,900	9,165
World Wrestling Entertainment, Inc., Class A^	5,200	60,008

		6,156,945

Multiline Retail (0.6%)
99 Cents Only Stores*	6,400	59,136
Big Lots, Inc.*	19,900	413,522
Dollar Tree, Inc.*	36,940	1,645,677
Family Dollar Stores, Inc.	2,600	86,762
Retail Ventures, Inc.*^	400	608

		2,205,705

Specialty Retail (5.9%)
Abercrombie & Fitch Co., Class A	19,600	466,480
Advance Auto Parts, Inc.	23,200	953,056
Aeropostale, Inc.*	72,510	1,925,866
American Eagle Outfitters, Inc.	92,700	1,134,648
AnnTaylor Stores Corp.*	6,000	31,200
bebe stores, Inc.^	2,400	16,008
Bed Bath & Beyond, Inc.*	39,180	969,705
Best Buy Co., Inc.	93,660	3,555,333
Borders Group, Inc.*	8,700	5,481
Buckle, Inc.	5,600	178,808
Cache, Inc.*	1,800	5,184
CarMax, Inc.*	53,200	661,808
Cato Corp., Class A	1,400	25,592
Charlotte Russe Holding, Inc.*	900	7,335
Chico’s FAS, Inc.*	13,700	73,569
Christopher & Banks Corp.	5,200	21,268
Citi Trends, Inc.*	3,500	80,115
Coldwater Creek, Inc.*^	12,500	31,375
Dick’s Sporting Goods, Inc.*^	115,240	1,644,475
DSW, Inc., Class A*^	2,100	19,509
Finish Line, Inc., Class A	3,700	24,494
GameStop Corp., Class A*	33,310	933,346
Guess?, Inc.	24,900	524,892
Gymboree Corp.*^	4,900	104,615
Haverty Furniture Cos., Inc.	1,300	13,689
hhgregg, Inc.*	2,900	41,035
Hibbett Sports, Inc.*^	48,120	924,866
J. Crew Group, Inc.*	10,300	135,754
JoS. A. Bank Clothiers, Inc.*	800	22,248
Lumber Liquidators, Inc.*	2,600	33,150
Men’s Wearhouse, Inc.	1,600	24,224
Midas, Inc.*	3,000	23,760
Monro Muffler, Inc.	400	10,932
New York & Co., Inc.*	1,000	3,550
O’Reilly Automotive, Inc.*	11,900	416,619
PetSmart, Inc.	31,000	649,760
Pier 1 Imports, Inc.*	4,100	2,296
Ross Stores, Inc.^	55,860	2,004,257
Sally Beauty Holdings, Inc.*	21,200	120,416
Systemax, Inc.*	1,200	15,504
Tiffany & Co.^	30,700	661,892
Tractor Supply Co.*^	13,200	475,992
Tween Brands, Inc.*	5,500	11,770
Ulta Salon Cosmetics & Fragrance, Inc.*	4,500	29,790
Urban Outfitters, Inc.*	123,480	2,021,367
Wet Seal, Inc., Class A*	22,800	76,608
Williams-Sonoma, Inc.^	52,800	532,224
Zumiez, Inc.*	4,500	43,650

		21,689,515

Textiles, Apparel & Luxury Goods (1.0%)
American Apparel, Inc.*^	9,300	27,156
Carter’s, Inc.*	34,060	640,669
Cherokee, Inc.	1,100	17,160
Crocs, Inc.*^	21,300	25,347
Deckers Outdoor Corp.*	3,200	169,728
FGX International Holdings Ltd.*	98,400	1,143,408
Fossil, Inc.*	11,000	172,700
Fuqi International, Inc.*^	2,700	12,690
G-III Apparel Group Ltd.*^	2,400	13,248
Hanesbrands, Inc.*^	23,000	220,110
Iconix Brand Group, Inc.*	10,300	91,155
Lululemon Athletica, Inc.*^	4,200	36,372
Maidenform Brands, Inc.*	2,400	21,984
Perry Ellis International, Inc.*	1,800	6,228
Phillips-Van Heusen Corp.	11,000	249,480
Skechers U.S.A., Inc., Class A*	600	4,002
True Religion Apparel, Inc.*	4,000	47,240
Under Armour, Inc., Class A*^	7,900	129,797
Volcom, Inc.*^	4,100	39,770
Warnaco Group, Inc.*^	11,200	268,800

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Weyco Group, Inc.	1,100	$28,512
Wolverine World Wide, Inc.	12,100	188,518

		3,554,074

Total Consumer Discretionary		62,141,275

Consumer Staples (3.5%)
Beverages (0.6%)
Boston Beer Co., Inc., Class A*	1,900	39,634
Central European Distribution Corp.*	9,700	104,372
Coca-Cola Bottling Co. Consolidated	900	46,845
Hansen Natural Corp.*	34,300	1,234,800
National Beverage Corp.*	200	1,834
Pepsi Bottling Group, Inc.	35,200	779,328

		2,206,813

Food & Staples Retailing (0.5%)
Arden Group, Inc., Class A	200	23,368
BJ’s Wholesale Club, Inc.*	27,770	888,362
Great Atlantic & Pacific Tea Co., Inc.*	3,500	18,585
Pantry, Inc.*	1,100	19,371
Pricesmart, Inc.	3,600	64,836
Ruddick Corp.	600	13,470
Spartan Stores, Inc.	700	10,787
United Natural Foods, Inc.*^	3,300	62,601
Whole Foods Market, Inc.^	34,400	577,920
Winn-Dixie Stores, Inc.*	7,800	74,568

		1,753,868

Food Products (1.3%)
AgFeed Industries, Inc.*	5,500	12,430
Alico, Inc.^	800	19,200
American Dairy, Inc.*	1,400	23,674
Calavo Growers, Inc.	2,400	28,848
Cal-Maine Foods, Inc.^	2,900	64,931
Darling International, Inc.*	20,400	75,684
Dean Foods Co.*	25,700	464,656
Diamond Foods, Inc.^	3,900	108,927
Flowers Foods, Inc.^	11,300	265,324
Green Mountain Coffee Roasters, Inc.*^	4,200	201,600
Hain Celestial Group, Inc.*^	64,900	924,176
HQ Sustainable Maritime Industries, Inc.*	1,900	14,535
JM Smucker Co.	5,700	212,439
Lancaster Colony Corp.	5,000	207,400
Lance, Inc.	1,300	27,066
Lifeway Foods, Inc.*	1,300	10,400
McCormick & Co., Inc. (Non-Voting)	10,200	301,614
Ralcorp Holdings, Inc.*	11,010	593,219
Sanderson Farms, Inc.	900	33,795
Smart Balance, Inc.*	12,100	73,084
Synutra International, Inc.*^	2,900	23,809
Tootsie Roll Industries, Inc.	1,966	42,702
TreeHouse Foods, Inc.*^	26,700	768,693
Zhongpin, Inc.*	4,200	37,296

		4,535,502

Household Products (0.9%)
Church & Dwight Co., Inc.	17,100	893,133
Clorox Co.	36,240	1,865,635
Energizer Holdings, Inc.*^	14,000	695,660
WD-40 Co.	1,800	43,452

		3,497,880

Personal Products (0.2%)
Alberto-Culver Co.	2,800	63,308
American Oriental Bioengineering, Inc.*	15,300	59,058
Bare Escentuals, Inc.*	14,700	60,270
Chattem, Inc.*^	4,000	224,200
China Sky One Medical, Inc.*	1,700	19,550
Herbalife Ltd.	15,700	235,186
Inter Parfums, Inc.^	200	1,166
Mannatech, Inc.	700	2,331
NBTY, Inc.*	6,300	88,704
Nu Skin Enterprises, Inc., Class A	8,200	86,018
Schiff Nutrition International, Inc.*	200	900
USANA Health Sciences, Inc.*^	1,500	33,540

		874,231

Tobacco (0.0%)
Alliance One International, Inc.*	15,500	59,520
Star Scientific, Inc.*^	3,700	15,836
Vector Group Ltd.	7,900	102,621

		177,977

Total Consumer Staples		13,046,271

Energy (7.2%)
Energy Equipment & Services (3.0%)
Atwood Oceanics, Inc.*^	13,700	227,283
Basic Energy Services, Inc.*^	10,200	65,994
Bolt Technology Corp.*	2,400	17,064
Cal Dive International, Inc.*	900	6,093
CARBO Ceramics, Inc.^	5,100	145,044
Complete Production Services, Inc.*	84,540	260,383
Dawson Geophysical Co.*	1,400	18,900
Dresser-Rand Group, Inc.*	20,900	461,890
Dril-Quip, Inc.*^	65,070	1,997,650
ENGlobal Corp.*	5,900	26,786
FMC Technologies, Inc.*	11,780	369,539
Geokinetics, Inc.*	700	2,289
Global Industries Ltd.*^	18,200	69,888
Gulf Island Fabrication, Inc.	3,400	27,234
GulfMark Offshore, Inc.*	4,300	102,598
Helix Energy Solutions Group, Inc.*	44,500	228,730
Helmerich & Payne, Inc.	63,220	1,439,520
IHS, Inc., Class A*	10,600	436,508
ION Geophysical Corp.*	20,100	31,356
Key Energy Services, Inc.*	5,800	16,704
Lufkin Industries, Inc.	1,200	45,456
Matrix Service Co.*	6,200	50,964
Mitcham Industries, Inc.*	2,700	10,287
NATCO Group, Inc., Class A*	4,800	90,864
National Oilwell Varco, Inc.*	27,300	783,783
Natural Gas Services Group, Inc.*	2,500	22,500
Oceaneering International, Inc.*^	26,420	974,105
Oil States International, Inc.*	7,900	106,018
OYO Geospace Corp.*^	1,100	14,366
Parker Drilling Co.*	5,600	10,304
Patterson-UTI Energy, Inc.	23,600	211,456
PHI, Inc.*	2,000	19,960
Pioneer Drilling Co.*	1,700	5,576
Rowan Cos., Inc.	9,600	114,912
RPC, Inc.^	6,900	45,747
SEACOR Holdings, Inc.*^	600	34,986
Sulphco, Inc.*^	15,900	17,013
Superior Energy Services, Inc.*	79,080	1,019,341
Superior Well Services, Inc.*	3,000	15,390
T-3 Energy Services, Inc.*	2,900	34,162
Tesco Corp.*^	19,020	148,736
TETRA Technologies, Inc.*^	17,800	57,850
Tidewater, Inc.	600	22,278
Union Drilling, Inc.*	1,400	5,320
Unit Corp.*^	8,700	182,004
Weatherford International Ltd.*	85,190	943,053

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Willbros Group, Inc.*	9,800	$95,060

		11,032,944

Oil, Gas & Consumable Fuels (4.2%)
Abraxas Petroleum Corp.*	11,600	11,948
Alpha Natural Resources, Inc.*	38,100	676,275
American Oil & Gas, Inc.*	2,500	1,925
Apco Argentina, Inc.	1,100	12,122
Approach Resources, Inc.*	2,500	15,500
Arena Resources, Inc.*	9,200	234,416
Atlas America, Inc.	8,600	75,250
ATP Oil & Gas Corp.*^	5,900	30,267
Berry Petroleum Co., Class A^	6,500	71,240
Bill Barrett Corp.*	47,520	1,056,845
BMB Munai, Inc.*	900	522
BPZ Resources, Inc.*	14,300	52,910
Cabot Oil & Gas Corp.	27,500	648,175
Cano Petroleum, Inc.*^	13,000	5,590
Carrizo Oil & Gas, Inc.*^	6,800	60,384
Cheniere Energy, Inc.*	8,900	37,914
Clayton Williams Energy, Inc.*	1,200	35,088
Clean Energy Fuels Corp.*^	5,500	33,495
CNX Gas Corp.*	6,800	161,228
Comstock Resources, Inc.*	11,100	330,780
Concho Resources, Inc.*^	26,840	686,836
Contango Oil & Gas Co.*^	3,200	125,440
Crosstex Energy, Inc.	11,100	18,204
CVR Energy, Inc.*^	5,000	27,700
Delta Petroleum Corp.*^	17,200	20,640
DHT Maritime, Inc.	5,100	19,584
Double Eagle Petroleum Co.*	2,300	11,891
Encore Acquisition Co.*^	3,300	76,791
Endeavour International Corp.*	31,400	27,318
Energy XXI Bermuda Ltd.	2,100	788
EOG Resources, Inc.	37,250	2,039,809
Evergreen Energy, Inc.*	27,700	38,558
EXCO Resources, Inc.*	34,400	344,000
Foundation Coal Holdings, Inc.	11,000	157,850
Frontier Oil Corp.	25,200	322,308
Frontline Ltd.^	12,000	208,680
FX Energy, Inc.*^	8,700	24,186
Gasco Energy, Inc.*	25,800	10,062
General Maritime Corp.^	11,500	80,500
GeoGlobal Resources, Inc.*	10,400	7,488
GeoMet, Inc.*	700	406
GeoResources, Inc.*	1,700	11,424
GMX Resources, Inc.*^	1,800	11,700
Golar LNG Ltd.^	8,100	27,783
Goodrich Petroleum Corp.*^	5,500	106,480
Gran Tierra Energy, Inc.*	52,900	132,779
GreenHunter Energy, Inc.*^	1,300	2,470
Gulfport Energy Corp.*^	2,300	5,336
Holly Corp.	10,500	222,600
Houston American Energy Corp.	4,100	7,626
International Coal Group, Inc.*^	30,100	48,461
James River Coal Co.*	6,900	85,146
Knightsbridge Tankers Ltd.	4,200	61,110
Lundin Petroleum AB*	88,993	479,464
Mariner Energy, Inc.*	88,500	685,875
Massey Energy Co.	20,800	210,496
McMoRan Exploration Co.*	119,500	561,650
National Coal Corp.*	7,000	9,520
Newfield Exploration Co.*	21,400	485,780
Nordic American Tanker Shipping Ltd.^	2,500	73,250
Northern Oil and Gas, Inc.*	5,900	21,240
Oilsands Quest, Inc.*	5,700	4,104
Pacific Ethanol, Inc.*^	9,600	3,168
Panhandle Oil and Gas, Inc., Class A.	1,600	27,392
Parallel Petroleum Corp.*^	11,400	14,592
Patriot Coal Corp.*^	19,400	71,974
Penn Virginia Corp.	28,640	314,467
Petrohawk Energy Corp.*	57,700	1,109,570
Petroleum Development Corp.*	3,500	41,335
PetroQuest Energy, Inc.*^	5,900	14,160
PrimeEnergy Corp.*^	300	14,970
Quest Resource Corp.*	7,100	2,222
Quicksilver Resources, Inc.*^	27,200	150,688
RAM Energy Resources, Inc.*	6,400	4,672
Range Resources Corp.	11,080	456,053
Rentech, Inc.*^	45,700	25,135
Rex Energy Corp.*^	4,700	13,489
Ship Finance International Ltd.	10,200	66,912
Southwestern Energy Co.*	16,400	486,916
St. Mary Land & Exploration Co.	6,000	79,380
Stone Energy Corp.*	900	2,997
Teekay Tankers Ltd., Class A	3,000	28,530
Tesoro Corp.	9,800	132,006
Tri-Valley Corp.*^	6,200	7,068
Uranium Resources, Inc.*^	11,000	5,170
USEC, Inc.*^	7,500	36,000
VAALCO Energy, Inc.*	5,200	27,508
Venoco, Inc.*	5,600	18,368
W&T Offshore, Inc.	7,000	43,050
Walter Industries, Inc.	12,900	295,023
Warren Resources, Inc.*	16,100	15,456
Westmoreland Coal Co.*	2,400	17,208
Whiting Petroleum Corp.*	36,490	943,267

		15,523,953

Total Energy		26,556,897

Financials (5.3%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	43,680	1,821,892
Ameriprise Financial, Inc.	21,180	433,978
BGC Partners, Inc., Class A^	5,000	11,050
Broadpoint Securities Group, Inc.*^	1,200	3,960
Cohen & Steers, Inc.^	2,200	24,552
Diamond Hill Investment Group, Inc.*	400	15,728
E*TRADE Financial Corp.*	20,600	26,368
Eaton Vance Corp.^	25,100	573,535
Epoch Holding Corp.	2,600	17,862
FCStone Group, Inc.*	6,300	14,364
Federated Investors, Inc., Class B^	21,200	471,912
GAMCO Investors, Inc., Class A^	500	16,325
GFI Group, Inc.	15,900	51,039
GLG Partners, Inc.	11,000	31,240
Greenhill & Co., Inc.	15,070	1,112,920
International Assets Holding Corp.*	1,200	12,228
Investment Technology Group, Inc.*	9,900	252,648
Janus Capital Group, Inc.	37,000	246,050
Julius Baer Holding AG (Registered)	18,932	464,440
KBW, Inc.*^	32,920	669,922
Knight Capital Group, Inc., Class A*	2,800	41,272
Ladenburg Thalmann Financial Services, Inc.*	29,600	15,688
Lazard Ltd., Class A^	47,880	1,407,672
MF Global Ltd.*	10,800	45,684
optionsXpress Holdings, Inc.	21,400	243,318
Pzena Investment Management, Inc., Class A	1,700	3,247

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Riskmetrics Group, Inc.*^	5,500	$78,595
SEI Investments Co.	32,600	398,046
Stifel Financial Corp.*^	15,380	666,108
Teton Advisors, Inc.(b)*†	10	20
thinkorswim Group, Inc.*	12,800	110,592
TradeStation Group, Inc.*	7,500	49,500
U.S. Global Investors, Inc., Class A	3,000	14,610
Waddell & Reed Financial, Inc., Class A	62,600	1,131,182
Westwood Holdings Group, Inc.^	1,100	42,999

		10,520,546

Commercial Banks (0.2%)
Cardinal Financial Corp.	4,200	24,108
Enterprise Financial Services Corp.	1,600	15,616
First Financial Bankshares, Inc.^	800	38,536
Hancock Holding Co.	500	15,640
Pinnacle Financial Partners, Inc.*^	1,400	33,194
PrivateBancorp, Inc.	5,300	76,638
Signature Bank/New York*	7,700	217,371
Smithtown Bancorp, Inc.	500	5,640
Suffolk Bancorp^	1,000	25,990
SVB Financial Group*^	1,700	34,017
SY Bancorp, Inc.	500	12,150
Westamerica Bancorporation	3,300	150,348

		649,248

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.^	3,600	6,084
Cardtronics, Inc.*	3,500	6,195
Cash America International, Inc.	3,100	48,546
Credit Acceptance Corp.*	1,100	23,639
Dollar Financial Corp.*^	5,700	54,264
EZCORP, Inc., Class A*	11,100	128,427
First Cash Financial Services, Inc.*	4,600	68,632
First Marblehead Corp.*	9,900	12,771
World Acceptance Corp.*^	4,000	68,400

		416,958

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*	3,300	17,523
Deutsche Boerse AG	5,547	335,125
Fifth Street Finance Corp.	600	4,644
Interactive Brokers Group, Inc., Class A*	9,700	156,461
Life Partners Holdings, Inc.^	1,575	26,870
MSCI, Inc., Class A*	42,700	722,056
NASDAQ OMX Group, Inc.*	22,300	436,634
NewStar Financial, Inc.*	2,100	4,872
Portfolio Recovery Associates, Inc.*^	2,500	67,100
Primus Guaranty Ltd.*	3,200	5,024

		1,776,309

Insurance (0.6%)
Amtrust Financial Services, Inc.	300	2,865
Argo Group International Holdings Ltd.*	2,500	75,325
Axis Capital Holdings Ltd.	7,700	173,558
Brown & Brown, Inc.^	6,800	128,588
eHealth, Inc.*	5,900	94,459
Employers Holdings, Inc.	800	7,632
Enstar Group, Ltd.*	800	45,056
Erie Indemnity Co., Class A	700	23,926
First Mercury Financial Corp.*	800	11,552
Marsh & McLennan Cos., Inc.	35,590	720,697
Tower Group, Inc.	5,000	123,150
Transatlantic Holdings, Inc.	1,600	57,072
Travelers Cos., Inc.	15,190	617,322

		2,081,202

Real Estate Investment Trusts (REITs) (1.0%)
Acadia Realty Trust (REIT)	3,700	39,257
Alexander’s, Inc. (REIT)^	300	51,114
Apartment Investment & Management Co. (REIT), Class A^	6,500	35,620
Associated Estates Realty Corp. (REIT)^	2,500	14,200
Camden Property Trust (REIT)	8,200	176,956
Cousins Properties, Inc. (REIT)^	6,100	39,284
Digital Realty Trust, Inc. (REIT)^	12,500	414,750
DuPont Fabros Technology, Inc. (REIT)	2,000	13,760
EastGroup Properties, Inc. (REIT)	1,900	53,333
Equity Lifestyle Properties, Inc. (REIT)	3,200	121,920
Essex Property Trust, Inc. (REIT)^	1,400	80,276
Federal Realty Investment Trust (REIT)^	4,200	193,200
FelCor Lodging Trust, Inc. (REIT)	74,300	101,048
Health Care REIT, Inc. (REIT)	3,000	91,770
Highwoods Properties, Inc. (REIT)	1,000	21,420
Home Properties, Inc. (REIT)	3,300	101,145
Inland Real Estate Corp. (REIT)^	4,100	29,069
iStar Financial, Inc. (REIT)^	58,700	164,947
Kilroy Realty Corp. (REIT)^	800	13,752
Mid-America Apartment Communities, Inc. (REIT)	3,900	120,237
Nationwide Health Properties, Inc. (REIT)	2,200	48,818
Omega Healthcare Investors, Inc. (REIT)	2,200	30,976
Potlatch Corp. (REIT)	3,400	78,846
PS Business Parks, Inc. (REIT)	1,000	36,850
Rayonier, Inc. (REIT)	2,400	72,528
Saul Centers, Inc. (REIT)	1,400	32,158
Simon Property Group, Inc. (REIT)	18,200	630,448
Sun Communities, Inc. (REIT)	2,300	27,209
Tanger Factory Outlet Centers (REIT)^	7,800	240,708
Taubman Centers, Inc. (REIT)^	12,700	216,408
Universal Health Realty Income Trust (REIT)	400	11,692
Ventas, Inc. (REIT)^	5,700	128,877
Washington Real Estate Investment Trust (REIT)	6,500	112,450

		3,545,026

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.^	800	23,760
Forest City Enterprises, Inc., Class A^	18,800	67,680
Forestar Group, Inc.*^	700	5,355
Grubb & Ellis Co.^	8,100	5,103
St. Joe Co.*	19,000	318,060
Tejon Ranch Co.*^	2,800	57,876
Thomas Properties Group, Inc.	1,300	1,534

		479,368

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	2,000	75,620
Danvers Bancorp, Inc.^	1,700	23,477
Doral Financial Corp.*	100	180
Oritani Financial Corp.*	2,300	32,200
TrustCo Bank Corp. NY/New York	6,200	37,324

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ViewPoint Financial Group	2,200	$26,466

		195,267

Total Financials		19,663,924

Health Care (19.5%)
Biotechnology (4.6%)
Abraxis Bioscience, Inc.*	1,700	81,056
Acadia Pharmaceuticals, Inc.*	9,100	8,645
Acorda Therapeutics, Inc.*^	30,040	595,092
Affymax, Inc.*^	2,400	38,664
Alexion Pharmaceuticals, Inc.*^	58,170	2,190,682
Alkermes, Inc.*	23,000	278,990
Allos Therapeutics, Inc.*	12,400	76,632
Alnylam Pharmaceuticals, Inc.*^	8,600	163,744
Amicus Therapeutics, Inc.*^	1,400	12,782
Amylin Pharmaceuticals, Inc.*	60,590	711,933
Arena Pharmaceuticals, Inc.*	5,400	16,254
ARIAD Pharmaceuticals, Inc.*	19,200	22,848
ArQule, Inc.*	9,200	38,088
Array BioPharma, Inc.*^	10,600	27,984
BioMarin Pharmaceutical, Inc.*^	58,800	726,180
Celera Corp.*	6,900	52,647
Cell Genesys, Inc.*	23,700	6,871
Celldex Therapeutics, Inc.*^	4,100	26,691
Cephalon, Inc.*^	29,380	2,000,778
Cepheid, Inc.*^	14,400	99,360
Cougar Biotechnology, Inc.*	3,600	115,920
Cubist Pharmaceuticals, Inc.*	13,700	224,132
CV Therapeutics, Inc.*	14,900	296,212
Cytokinetics, Inc.*	8,700	14,790
Cytori Therapeutics, Inc.*^	6,000	10,320
Dendreon Corp.*^	23,400	98,280
Dyax Corp.*	12,400	31,124
Emergent Biosolutions, Inc.*	2,400	32,424
Enzon Pharmaceuticals, Inc.*^	11,100	67,377
Facet Biotech Corp.*	5,500	52,250
Genomic Health, Inc.*^	3,200	78,016
Geron Corp.*^	13,500	60,345
GTx, Inc.*^	4,500	47,610
Halozyme Therapeutics, Inc.*	15,400	84,084
Human Genome Sciences, Inc.*^	4,400	3,652
Idenix Pharmaceuticals, Inc.*	6,900	21,252
Idera Pharmaceuticals, Inc.*	4,600	29,762
Immunogen, Inc.*^	12,800	90,880
Immunomedics, Inc.*^	18,000	17,280
Incyte Corp.*^	73,000	170,820
InterMune, Inc.*^	8,700	143,028
Isis Pharmaceuticals, Inc.*	21,800	327,218
Lexicon Pharmaceuticals, Inc.*^	6,600	7,194
Ligand Pharmaceuticals, Inc., Class B*	25,800	76,884
MannKind Corp.*^	7,500	26,100
Marshall Edwards, Inc.*	5,700	2,280
Martek Biosciences Corp.*	8,100	147,825
Maxygen, Inc.*	2,800	19,040
Medarex, Inc.*	31,900	163,647
Metabolix, Inc.*^	4,300	29,326
Molecular Insight Pharmaceuticals, Inc.*	4,900	17,444
Momenta Pharmaceuticals, Inc.*	6,500	71,565
Myriad Genetics, Inc.*	50,300	2,287,141
Nabi Biopharmaceuticals*	1,300	4,810
Nanosphere, Inc.*	3,600	17,892
Neurocrine Biosciences, Inc.*^	8,700	30,885
Novavax, Inc.*	16,000	16,320
NPS Pharmaceuticals, Inc.*	11,200	47,040
Onyx Pharmaceuticals, Inc.*	28,760	821,098
Opko Health, Inc.*	13,200	12,936
Orexigen Therapeutics, Inc.*^	5,600	14,616
OSI Pharmaceuticals, Inc.*^	25,280	967,213
Osiris Therapeutics, Inc.*^	3,700	51,060
PDL BioPharma, Inc.	29,100	206,028
Pharmasset, Inc.*	4,700	46,107
Progenics Pharmaceuticals, Inc.*^	6,300	41,517
Protalix BioTherapeutics, Inc.*	3,000	6,000
Regeneron Pharmaceuticals, Inc.*	15,300	212,058
Repligen Corp.*	6,900	33,051
Rexahn Pharmaceuticals, Inc.*^	8,100	5,670
Rigel Pharmaceuticals, Inc.*^	8,700	53,418
Sangamo BioSciences, Inc.*^	8,400	35,532
Savient Pharmaceuticals, Inc.*	13,400	66,330
Seattle Genetics, Inc.*^	15,900	156,774
Synta Pharmaceuticals Corp.*^	4,600	9,844
Targacept, Inc.*	5,000	13,400
Theravance, Inc.*	12,500	212,500
United Therapeutics Corp.*^	12,800	845,952
Vertex Pharmaceuticals, Inc.*	39,300	1,129,089
XOMA Ltd.*	36,500	19,345
ZymoGenetics, Inc.*	8,500	33,915

		17,151,543

Health Care Equipment & Supplies (5.6%)
Abaxis, Inc.*^	5,200	89,648
Abiomed, Inc.*	8,100	39,690
Accuray, Inc.*	8,500	42,755
Align Technology, Inc.*	15,000	118,950
Alphatec Holdings, Inc.*	6,900	12,213
American Medical Systems Holdings, Inc.*	92,300	1,029,145
Analogic Corp.	3,300	105,666
AngioDynamics, Inc.*	2,100	23,604
Atrion Corp.	400	35,296
Beckman Coulter, Inc.	12,400	632,524
Conceptus, Inc.*	7,100	83,425
CONMED Corp.*	600	8,646
CryoLife, Inc.*	6,300	32,634
Cyberonics, Inc.*	5,700	75,639
Cynosure, Inc., Class A*^	2,700	16,443
DENTSPLY International, Inc.^	36,300	974,655
DexCom, Inc.*^	134,300	556,002
Edwards Lifesciences Corp.*	13,400	812,442
ev3, Inc.*^	3,800	26,980
Exactech, Inc.*	2,100	24,129
Gen-Probe, Inc.*	27,660	1,260,743
Haemonetics Corp.*	6,300	347,004
Hansen Medical, Inc.*^	4,700	18,894
Hill-Rom Holdings, Inc.	2,400	23,736
Hologic, Inc.*	31,500	412,335
ICU Medical, Inc.*	1,500	48,180
Idexx Laboratories, Inc.*^	32,800	1,134,224
I-Flow Corp.*	6,000	21,900
Immucor, Inc.*	41,840	1,052,276
Insulet Corp.*	5,100	20,910
Integra LifeSciences Holdings Corp.*^	4,500	111,285
Intuitive Surgical, Inc.*	15,330	1,461,869
Invacare Corp.	1,600	25,648
Inverness Medical Innovations, Inc.*^	9,500	252,985
IRIS International, Inc.*^	4,400	50,732
Kensey Nash Corp.*	1,600	34,032
Kinetic Concepts, Inc.*^	13,800	291,456
Masimo Corp.*^	31,580	915,188
Medical Action Industries, Inc.*	1,500	12,435

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Bioscience, Inc.^	13,760	$249,331
Merit Medical Systems, Inc.*	7,000	85,470
Micrus Endovascular Corp.*^	4,300	25,671
Natus Medical, Inc.*	6,800	57,868
Neogen Corp.*	3,600	78,588
NuVasive, Inc.*^	33,360	1,046,837
NxStage Medical, Inc.*^	4,300	11,094
OraSure Technologies, Inc.*	12,000	30,360
Orthofix International N.V.*	1,600	29,632
Orthovita, Inc.*	15,900	42,612
Quidel Corp.*	7,100	65,462
ResMed, Inc.*	32,000	1,130,880
RTI Biologics, Inc.*	12,500	35,625
Sirona Dental Systems, Inc.*	3,900	55,848
Somanetics Corp.*	2,800	42,504
SonoSite, Inc.*	3,900	69,732
Spectranetics Corp.*	8,700	22,011
St. Jude Medical, Inc.*	55,320	2,009,775
Stereotaxis, Inc.*^	6,700	26,733
STERIS Corp.	14,300	332,904
SurModics, Inc.*	3,900	71,175
Symmetry Medical, Inc.*	2,900	18,299
Synovis Life Technologies, Inc.*	2,700	37,368
Thoratec Corp.*	13,400	344,246
TomoTherapy, Inc.*	10,700	28,355
TranS1, Inc.*	3,400	20,706
Varian Medical Systems, Inc.*	39,490	1,202,076
Vision-Sciences, Inc.*^	4,700	6,016
Vnus Medical Technologies, Inc.*	3,300	70,191
Volcano Corp.*	38,900	565,995
West Pharmaceutical Services, Inc.^	8,000	262,480
Wright Medical Group, Inc.*	9,200	119,876
Zoll Medical Corp.*	5,200	74,672

		20,506,710

Health Care Providers & Services (3.0%)
Air Methods Corp.*^	2,600	43,966
Alliance HealthCare Services, Inc.*	5,500	37,400
Almost Family, Inc.*^	1,400	26,726
Amedisys, Inc.*^	6,500	178,685
AMN Healthcare Services, Inc.*	7,200	36,720
Assisted Living Concepts, Inc., Class A*	1,640	22,238
Bio-Reference Labs, Inc.*^	2,900	60,639
BMP Sunstone Corp.*	5,700	18,411
Capital Senior Living Corp.*	400	976
CardioNet, Inc.*	1,200	33,672
Catalyst Health Solutions, Inc.*	8,200	162,524
Centene Corp.*	1,000	18,020
Chemed Corp.^	4,000	155,600
Chindex International, Inc.*^	3,100	15,407
Community Health Systems, Inc.*^	48,600	745,524
Corvel Corp.*	1,900	38,418
Cross Country Healthcare, Inc.*	1,600	10,480
Emergency Medical Services Corp., Class A*	1,000	31,390
Emeritus Corp.*	4,400	28,864
Ensign Group, Inc.	100	1,546
Five Star Quality Care, Inc.*	500	520
Genoptix, Inc.*	2,100	57,288
Gentiva Health Services, Inc.*	2,600	39,520
Health Management Associates, Inc., Class A*	40,700	105,006
Health Net, Inc.*	1,600	23,168
Healthways, Inc.*^	8,800	77,176
Henry Schein, Inc.*	20,400	816,204
HMS Holdings Corp.*^	25,860	850,794
Humana, Inc.*	21,550	562,024
inVentiv Health, Inc.*	8,100	66,096
IPC The Hospitalist Co., Inc.*	1,200	22,836
Landauer, Inc.	1,200	60,816
LHC Group, Inc.*	3,700	82,436
Lincare Holdings, Inc.*	16,400	357,520
McKesson Corp.	46,070	1,614,293
MEDNAX, Inc.*	9,700	285,859
MWI Veterinary Supply, Inc.*^	19,400	552,512
National Healthcare Corp.^	1,900	76,285
National Research Corp.	400	9,936
Nighthawk Radiology Holdings, Inc.*	600	1,620
Odyssey HealthCare, Inc.*	2,000	19,400
Omnicare, Inc.	1,900	46,531
Owens & Minor, Inc.	9,100	301,483
Patterson Cos., Inc.*	29,500	556,370
Providence Service Corp.*	2,900	19,952
PSS World Medical, Inc.*	15,300	219,555
Psychiatric Solutions, Inc.*^	73,800	1,160,874
RadNet, Inc.*	5,400	6,696
Sun Healthcare Group, Inc.*	10,100	85,244
Sunrise Senior Living, Inc.*	11,000	7,480
Tenet Healthcare Corp.*	68,100	78,996
U.S. Physical Therapy, Inc.*	2,600	25,168
VCA Antech, Inc.*^	49,100	1,107,205
Virtual Radiologic Corp.*	1,800	12,582
WellCare Health Plans, Inc.*	10,500	118,125

		11,094,776

Health Care Technology (0.9%)
Allscripts-Misys Healthcare Solutions, Inc.^	35,700	367,353
athenahealth, Inc.*^	22,260	536,689
Cerner Corp.*^	26,290	1,155,971
Computer Programs & Systems, Inc.^	1,800	59,886
Eclipsys Corp.*^	13,300	134,862
HLTH Corp.*	7,400	76,590
MedAssets, Inc.*	47,900	682,575
Omnicell, Inc.*	7,600	59,432
Phase Forward, Inc.*	19,229	245,939
Vital Images, Inc.*	1,700	19,159

		3,338,456

Life Sciences Tools & Services (3.3%)
Accelrys, Inc.*	7,400	29,452
Affymetrix, Inc.*	10,200	33,354
Albany Molecular Research, Inc.*	2,500	23,575
AMAG Pharmaceuticals, Inc.*^	8,400	308,868
Bio-Rad Laboratories, Inc., Class A*	4,600	303,140
Bruker Corp.*	12,400	76,384
Cambrex Corp.*^	4,600	10,488
Charles River Laboratories International, Inc.*	7,600	206,796
Clinical Data, Inc.*	2,400	25,920
Covance, Inc.*	15,400	548,702
Dionex Corp.*^	4,500	212,625
Enzo Biochem, Inc.*	6,800	27,336
eResearchTechnology, Inc.*	10,600	55,756
Exelixis, Inc.*^	26,200	120,520
ICON plc (ADR)*	23,940	386,631
Illumina, Inc.*^	49,340	1,837,421
Kendle International, Inc.*	3,200	67,072
Life Sciences Research, Inc.*	2,400	17,208
Life Technologies Corp.*	46,220	1,501,226
Luminex Corp.*	10,100	183,012
Medivation, Inc.*	13,800	252,126

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Millipore Corp.*	13,400	$769,294
Nektar Therapeutics*	9,000	48,510
PAREXEL International Corp.*	78,400	762,832
PerkinElmer, Inc.	12,800	163,456
Pharmaceutical Product Development, Inc.	26,000	616,720
QIAGEN N.V.*^	15,800	252,168
Sequenom, Inc.*^	112,550	1,600,461
Techne Corp.	9,400	514,274
Varian, Inc.*	6,800	161,432
Waters Corp.*	24,400	901,580

		12,018,339

Pharmaceuticals (2.1%)
Acura Pharmaceuticals, Inc.*^	2,300	14,766
Adolor Corp.*	12,700	25,908
Akorn, Inc.*	15,700	13,502
Alexza Pharmaceuticals, Inc.*^	6,600	14,586
Ardea Biosciences, Inc.*	3,400	34,986
Auxilium Pharmaceuticals, Inc.*	63,620	1,763,546
Biodel, Inc.*^	3,000	15,630
BioForm Medical, Inc.*	4,900	5,978
BioMimetic Therapeutics, Inc.*^	2,900	20,590
Cadence Pharmaceuticals, Inc.*^	77,200	724,136
Caraco Pharmaceutical Laboratories Ltd.*	3,000	10,560
Columbia Laboratories, Inc.*^	12,900	18,576
Cypress Bioscience, Inc.*	7,500	53,325
Daiichi Sankyo Co., Ltd.	32,970	557,228
Depomed, Inc.*	11,000	25,960
Discovery Laboratories, Inc.*	21,200	25,864
Durect Corp.*	19,300	43,039
Endo Pharmaceuticals Holdings, Inc.*	26,500	468,520
Impax Laboratories, Inc.*	23,400	122,616
Inspire Pharmaceuticals, Inc.*	9,700	39,382
Javelin Pharmaceuticals, Inc.*^	13,600	19,584
Jazz Pharmaceuticals, Inc.*	1,100	979
KV Pharmaceutical Co., Class A*	9,000	14,850
MAP Pharmaceuticals, Inc.*	2,200	4,620
Medicines Co.*	12,700	137,668
Medicis Pharmaceutical Corp., Class A	13,500	166,995
MiddleBrook Pharmaceuticals, Inc.*^	9,900	13,464
Mylan, Inc.*^	13,700	183,717
Noven Pharmaceuticals, Inc.*	6,200	58,776
Obagi Medical Products, Inc.*	4,900	26,362
Optimer Pharmaceuticals, Inc.*	6,500	85,735
Pain Therapeutics, Inc.*	7,700	32,340
Penwest Pharmaceuticals Co.*	55,100	90,364
Perrigo Co.	19,100	474,253
Pozen, Inc.*	6,000	36,720
Questcor Pharmaceuticals, Inc.*	12,500	61,500
Sepracor, Inc.*	26,100	382,626
Shionogi & Co., Ltd.	52,760	907,075
Sucampo Pharmaceuticals, Inc., Class A*	2,500	15,325
Valeant Pharmaceuticals International*	7,500	133,425
Vivus, Inc.*	16,800	72,576
Warner Chilcott Ltd., Class A*	22,100	232,492
Watson Pharmaceuticals, Inc.*	12,500	388,875
XenoPort, Inc.*	6,700	129,712

		7,668,731

Total Health Care		71,778,555

Industrials (14.9%)
Aerospace & Defense (1.5%)
AAR Corp.*	2,400	30,096
Aerovironment, Inc.*^	2,600	54,340
Alliant Techsystems, Inc.*^	3,500	234,430
American Science & Engineering, Inc.	2,200	122,760
Applied Signal Technology, Inc.	1,000	20,230
Argon ST, Inc.*	2,800	53,116
Ascent Solar Technologies, Inc.*	2,100	8,526
Axsys Technologies, Inc.*	33,240	1,397,410
BE Aerospace, Inc.*^	93,800	813,246
Curtiss-Wright Corp.	9,200	258,060
DynCorp International, Inc., Class A*	500	6,665
Esterline Technologies Corp.*	6,100	123,159
GenCorp, Inc.*^	12,800	27,136
HEICO Corp.	5,300	128,790
Herley Industries, Inc.*	1,300	15,548
Hexcel Corp.*	185,760	1,220,443
LMI Aerospace, Inc.*	1,500	10,860
Moog, Inc., Class A*	1,200	27,444
Orbital Sciences Corp.*	19,960	237,324
Stanley, Inc.*	2,300	58,397
Taser International, Inc.*	15,700	73,476
Teledyne Technologies, Inc.*	8,800	234,784
TransDigm Group, Inc.*	8,000	262,720
Triumph Group, Inc.^	2,200	84,040

		5,503,000

Air Freight & Logistics (0.1%)
Dynamex, Inc.*	1,200	15,696
Forward Air Corp.	7,000	113,610
Hub Group, Inc., Class A*	5,800	98,600
Pacer International, Inc.	3,700	12,950
UTi Worldwide, Inc.	21,700	259,315

		500,171

Airlines (0.9%)
AirTran Holdings, Inc.*	14,900	67,795
Allegiant Travel Co.*^	43,560	1,980,237
AMR Corp.*^	33,800	107,822
Copa Holdings S.A., Class A	5,200	149,084
Delta Air Lines, Inc.*	36,200	203,806
Hawaiian Holdings, Inc.*	8,300	30,959
Ryanair Holdings plc (ADR)*	25,470	588,612
UAL Corp.*^	14,700	65,856

		3,194,171

Building Products (0.2%)
AAON, Inc.^	3,300	59,796
American Woodmark Corp.^	1,800	31,608
Ameron International Corp.^	500	26,330
Apogee Enterprises, Inc.^	3,300	36,234
China Architectural Engineering, Inc.*^	5,200	5,096
Insteel Industries, Inc.^	500	3,480
Lennox International, Inc.	11,300	298,998
Quanex Building Products Corp.	5,600	42,560
Trex Co., Inc.*^	1,200	9,156
USG Corp.*^	8,900	67,729

		580,987

Commercial Services & Supplies (2.3%)
American Ecology Corp.	4,100	57,154
American Reprographics Co.*	7,900	27,966
Amrep Corp.*	100	1,570
Bowne & Co., Inc.	600	1,926
Brink’s Co.	9,900	261,954

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Casella Waste Systems, Inc., Class A*^	3,600	$6,156
Cenveo, Inc.*^	10,500	34,125
Clean Harbors, Inc.*	9,700	465,600
Consolidated Graphics, Inc.*	1,600	20,352
Copart, Inc.*^	15,300	453,798
Corrections Corp. of America*	27,100	347,151
Covanta Holding Corp.*	29,300	383,537
Deluxe Corp.	6,600	63,558
EnergySolutions, Inc.	8,100	70,065
EnerNOC, Inc.*	300	4,362
Fuel Tech, Inc.*^	4,500	47,070
GEO Group, Inc.*^	12,300	162,975
GeoEye, Inc.*	500	9,875
Healthcare Services Group, Inc.^	9,700	145,209
Herman Miller, Inc.	7,700	82,082
HNI Corp.	1,100	11,440
ICT Group, Inc.*	1,100	6,127
Innerworkings, Inc.*	6,900	29,463
Interface, Inc., Class A	11,400	34,086
Iron Mountain, Inc.*^	84,454	1,872,345
Knoll, Inc.^	10,800	66,204
M&F Worldwide Corp.*	200	2,342
McGrath RentCorp.	4,000	63,040
Metalico, Inc.*	6,700	11,390
Mine Safety Appliances Co.	2,600	52,052
Mobile Mini, Inc.*^	69,700	802,944
Multi-Color Corp.	2,000	24,460
PRG-Schultz International, Inc.*	4,200	11,928
Protection One, Inc.*	1,700	5,423
Rollins, Inc.	10,000	171,500
Standard Parking Corp.*	1,600	26,240
Standard Register Co.^	1,300	5,954
Stericycle, Inc.*^	34,924	1,666,923
Sykes Enterprises, Inc.*	8,200	136,366
Team, Inc.*	4,500	52,740
Tetra Tech, Inc.*	14,500	295,510
Waste Connections, Inc.*	19,500	501,150

		8,496,112

Construction & Engineering (0.8%)
Aecom Technology Corp.*	23,800	620,704
EMCOR Group, Inc.*^	6,300	108,171
Furmanite Corp.*	7,500	23,325
Integrated Electrical Services, Inc.*	500	4,560
KBR, Inc.	33,800	466,778
Layne Christensen Co.*	1,200	19,284
MasTec, Inc.*	9,400	113,646
Michael Baker Corp.*	300	7,800
Orion Marine Group, Inc.*	5,400	70,740
Perini Corp.*	5,100	62,730
Pike Electric Corp.*	1,500	13,875
Quanta Services, Inc.*	37,200	797,940
Shaw Group, Inc.*	20,200	553,682
Sterling Construction Co., Inc.*	1,700	30,328
URS Corp.*^	3,800	153,558

		3,047,121

Electrical Equipment (2.2%)
Acuity Brands, Inc.^	8,600	193,844
Advanced Battery Technologies, Inc.*	12,100	25,894
Akeena Solar, Inc.*	5,800	6,496
American Superconductor Corp.*^	10,200	176,562
AMETEK, Inc.^	60,060	1,878,076
AZZ, Inc.*^	1,100	29,029
Baldor Electric Co.^	44,180	640,168
Beacon Power Corp.*	26,700	12,549
Belden, Inc.	3,200	40,032
Capstone Turbine Corp.*	37,800	27,216
China BAK Battery, Inc.*	7,000	11,970
Coleman Cable, Inc.*^	1,600	3,408
Ener1, Inc.*^	9,200	47,564
Energy Conversion Devices, Inc.*^	11,200	148,624
EnerSys*	40,280	488,194
Evergreen Solar, Inc.*^	33,900	72,207
First Solar, Inc.*	13,250	1,758,275
Franklin Electric Co., Inc.	3,500	77,455
FuelCell Energy, Inc.*	16,300	39,120
Fushi Copperweld, Inc.*^	4,000	19,200
General Cable Corp.*	12,700	251,714
GrafTech International Ltd.*	23,500	144,760
GT Solar International, Inc.*	5,700	37,848
Harbin Electric, Inc.*	2,100	12,915
Hubbell, Inc., Class B	5,900	159,064
II-VI, Inc.*	6,000	103,080
LaBarge, Inc.*	3,100	25,947
Medis Technologies Ltd.*	8,100	3,564
Microvision, Inc.*	18,800	24,252
Orion Energy Systems, Inc.*	2,500	11,025
Polypore International, Inc.*	4,400	17,688
Powell Industries, Inc.*	1,700	60,027
Power-One, Inc.*	1,300	1,144
PowerSecure International, Inc.*	4,700	16,074
Preformed Line Products Co.^	100	3,764
Roper Industries, Inc.	21,800	925,410
SunPower Corp., Class B*	16,200	320,760
Ultralife Corp.*	2,700	20,871
Valence Technology, Inc.*^	11,300	24,069
Vicor Corp.	5,400	26,406
Woodward Governor Co.	11,200	125,216

		8,011,481

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.^	1,500	29,445
Raven Industries, Inc.^	4,000	83,120

		112,565

Machinery (3.5%)
3D Systems Corp.*	3,600	23,724
Actuant Corp., Class A^	56,980	588,603
AGCO Corp.*	16,300	319,480
Altra Holdings, Inc.*	7,300	28,324
American Railcar Industries, Inc.	2,000	15,260
Ampco-Pittsburgh Corp.	1,700	22,542
Astec Industries, Inc.*^	4,000	104,920
Badger Meter, Inc.^	3,300	95,337
Barnes Group, Inc.^	11,700	125,073
Bucyrus International, Inc.	56,020	850,384
Chart Industries, Inc.*	20,504	161,572
China Fire & Security Group, Inc.*	3,000	23,580
CIRCOR International, Inc.	3,600	81,072
CLARCOR, Inc.	7,700	193,963
Colfax Corp.*	32,560	223,687
Columbus McKinnon Corp.*	600	5,232
Donaldson Co., Inc.^	18,900	507,276
Dynamic Materials Corp.^	3,500	32,060
Energy Recovery, Inc.*^	2,800	21,280
EnPro Industries, Inc.*	700	11,970
ESCO Technologies, Inc.*	6,200	239,940
Flanders Corp.*	4,500	18,180
Flow International Corp.*^	10,300	16,686
Force Protection, Inc.*	128,100	614,880
FreightCar America, Inc.	400	7,012
Gorman-Rupp Co.^	3,600	71,280

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Graco, Inc.	14,800	$252,636
Graham Corp.	2,800	25,116
Harsco Corp.	20,700	458,919
IDEX Corp.^	52,230	1,142,270
Illinois Tool Works, Inc.	29,840	920,564
Joy Global, Inc.	32,840	699,492
Kaydon Corp.	8,300	226,839
Kennametal, Inc.	4,000	64,840
Key Technology, Inc.*	1,500	13,200
K-Tron International, Inc.*	600	36,402
Lincoln Electric Holdings, Inc.^	22,740	720,631
Lindsay Corp.	3,000	81,000
Manitowoc Co., Inc.	31,300	102,351
Met-Pro Corp.^	3,300	26,895
Middleby Corp.*	4,400	142,692
Mueller Industries, Inc.	700	15,183
NN, Inc.	3,600	4,536
Nordson Corp.^	8,200	233,126
Omega Flex, Inc.^	900	14,499
Oshkosh Corp.^	13,100	88,294
Pall Corp.	67,280	1,374,530
Pentair, Inc.	20,560	445,535
PMFG, Inc.*^	3,600	28,368
RBC Bearings, Inc.*	32,600	498,128
Robbins & Myers, Inc.	4,100	62,197
Sauer-Danfoss, Inc.	2,800	6,832
Sun Hydraulics Corp.^	2,700	39,447
Tennant Co.	3,500	32,795
Thermadyne Holdings Corp.*	800	1,696
Timken Co.	1,200	16,752
Titan International, Inc.^	7,700	38,731
Toro Co.^	8,700	210,366
Twin Disc, Inc.	300	2,076
Valmont Industries, Inc.^	13,340	669,801
Wabtec Corp.	10,400	274,352
Xerium Technologies, Inc.*^	5,800	3,886

		13,378,294

Marine (0.3%)
American Commercial Lines, Inc.*	9,800	31,066
Eagle Bulk Shipping, Inc.^	11,600	49,300
Genco Shipping & Trading Ltd.	5,700	70,338
Horizon Lines, Inc., Class A^	8,200	24,846
Kirby Corp.*^	30,700	817,848
TBS International Ltd., Class A*	2,900	21,315

		1,014,713

Professional Services (1.9%)
Administaff, Inc.^	5,200	109,876
Advisory Board Co.*	3,900	64,662
CBIZ, Inc.*^	11,300	78,761
CDI Corp.	300	2,916
Corporate Executive Board Co.	8,400	121,800
CoStar Group, Inc.*	4,800	145,200
CRA International, Inc.*	1,500	28,320
Duff & Phelps Corp., Class A*	17,980	283,185
Dun & Bradstreet Corp.	9,600	739,200
Equifax, Inc.	16,700	408,315
Exponent, Inc.*	2,300	58,259
FTI Consulting, Inc.*^	30,800	1,523,984
Hill International, Inc.*	6,500	19,760
Hudson Highland Group, Inc.*	5,800	6,438
Huron Consulting Group, Inc.*	38,120	1,617,432
ICF International, Inc.*	100	2,297
Kforce, Inc.*	1,100	7,733
Korn/Ferry International*	900	8,154
LECG Corp.*	2,600	6,604
Monster Worldwide, Inc.*	29,600	241,240
Navigant Consulting, Inc.*	11,700	152,919
Odyssey Marine Exploration, Inc.*^	9,500	32,205
Resources Connection, Inc.*^	11,000	165,880
Robert Half International, Inc.	34,800	620,484
Spherion Corp.*	7,100	14,768
TrueBlue, Inc.*	1,200	9,900
VSE Corp.^	1,100	29,370
Watson Wyatt Worldwide, Inc., Class A^	7,000	345,590

		6,845,252

Road & Rail (1.0%)
Con-way, Inc.	1,700	30,481
Genesee & Wyoming, Inc., Class A*	5,300	112,625
Heartland Express, Inc.^	8,400	124,404
Hertz Global Holdings, Inc.*^	4,900	19,257
J.B. Hunt Transport Services, Inc.^	59,010	1,422,731
Kansas City Southern*^	43,000	546,530
Knight Transportation, Inc.^	45,300	686,748
Landstar System, Inc.	12,800	428,416
Old Dominion Freight Line, Inc.*^	4,800	112,752
Ryder System, Inc.	4,700	133,057
Universal Truckload Services, Inc.	400	5,736

		3,622,737

Trading Companies & Distributors (0.2%)
Aceto Corp.	400	2,384
Applied Industrial Technologies, Inc.^	3,100	52,297
Beacon Roofing Supply, Inc.*	5,200	69,628
DXP Enterprises, Inc.*	2,000	20,660
GATX Corp.^	1,500	30,345
Houston Wire & Cable Co.	3,800	29,450
Kaman Corp.	400	5,016
MSC Industrial Direct Co., Class A	10,800	335,556
RSC Holdings, Inc.*	11,700	61,542
TAL International Group, Inc.^	1,100	8,052
Textainer Group Holdings Ltd.	1,200	8,100
Titan Machinery, Inc.*	2,000	17,980
Watsco, Inc.	3,000	102,090
WESCO International, Inc.*^	7,500	135,900

		879,000

Transportation Infrastructure (0.0%)
CAI International, Inc.*	1,500	4,245

Total Industrials		55,189,849

Information Technology (24.4%)
Communications Equipment (2.4%)
Acme Packet, Inc.*	5,700	34,599
ADTRAN, Inc.^	7,700	124,817
Airvana, Inc.*	4,800	28,080
Aruba Networks, Inc.*^	12,100	37,994
Avanex Corp.*	3,700	6,475
Bel Fuse, Inc., Class B	200	2,688
BigBand Networks, Inc.*	7,700	50,435
Blue Coat Systems, Inc.*	7,800	93,678
Brocade Communications Systems, Inc.*	12,100	41,745
Ciena Corp.*^	20,800	161,824
Cogo Group, Inc.*	5,600	37,408
CommScope, Inc.*^	16,700	189,712
Comtech Telecommunications Corp.*	6,900	170,913
DG FastChannel, Inc.*	4,000	75,080
Digi International, Inc.*	1,300	9,971
EchoStar Corp., Class A*^	800	11,864
F5 Networks, Inc.*^	37,580	787,301

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Finisar Corp.*	89,000	$39,160
Globecomm Systems, Inc.*	3,700	21,423
Harmonic, Inc.*	10,300	66,950
Hughes Communications, Inc.*	2,000	24,060
Infinera Corp.*	22,500	166,500
InterDigital, Inc.*	10,900	281,438
Ixia*	110,500	571,285
JDS Uniphase Corp.*	28,000	91,000
NETGEAR, Inc.*	1,600	19,280
Neutral Tandem, Inc.*	4,200	103,362
Nextwave Wireless, Inc.*	13,400	2,144
Nice Systems Ltd. (ADR)*	78,059	1,940,547
Oplink Communications, Inc.*	2,100	16,170
Opnext, Inc.*^	2,900	4,959
Orbcomm, Inc.*	7,200	10,584
Palm, Inc.*^	22,300	192,226
Parkervision, Inc.*	6,400	10,816
PC-Tel, Inc.	3,300	14,190
Polycom, Inc.*	20,000	307,800
Riverbed Technology, Inc.*^	62,700	820,116
ShoreTel, Inc.*	8,400	36,204
Sonus Networks, Inc.*	51,200	80,384
Starent Networks Corp.*^	38,340	606,155
Sycamore Networks, Inc.*^	5,700	15,219
Tandberg ASA	29,100	428,858
Tekelec*	2,000	26,460
UTStarcom, Inc.*	1,600	1,248
ViaSat, Inc.*	56,700	1,180,494

		8,943,616

Computers & Peripherals (0.8%)
3PAR, Inc.*	6,600	43,362
Compellent Technologies, Inc.*	51,800	562,030
Cray, Inc.*	2,600	9,100
Data Domain, Inc.*^	26,900	338,133
Diebold, Inc.	13,400	286,090
Hypercom Corp.*	10,800	10,368
Immersion Corp.*^	4,000	11,720
Intermec, Inc.*^	14,700	152,880
Isilon Systems, Inc.*	6,800	14,960
Netezza Corp.*	9,700	65,960
Novatel Wireless, Inc.*	3,900	21,918
Presstek, Inc.*	7,700	15,939
Quantum Corp.*	32,000	21,440
Rackable Systems, Inc.*	900	3,654
Rimage Corp.*	200	2,670
Seagate Technology	110,100	661,701
STEC, Inc.*	7,300	53,801
Stratasys, Inc.*^	4,900	40,523
Super Micro Computer, Inc.*	5,600	27,552
Synaptics, Inc.*^	8,400	224,784
Western Digital Corp.*	9,300	179,862
Xyratex Ltd.*	43,900	96,580

		2,845,027

Electronic Equipment, Instruments & Components (2.9%)
Anixter International, Inc.*	700	22,176
Arrow Electronics, Inc.*	1,900	36,214
Avnet, Inc.*	16,300	285,413
AVX Corp.^	1,100	9,988
Benchmark Electronics, Inc.*	2,600	29,120
China Security & Surveillance Technology, Inc.*^	7,900	30,336
Cogent, Inc.*^	6,000	71,400
Cognex Corp.	9,500	126,825
Coherent, Inc.*^	41,700	719,325
Comverge, Inc.*	4,600	31,970
CPI International, Inc.*	200	1,880
Daktronics, Inc.^	7,900	51,745
Dolby Laboratories, Inc., Class A*^	12,400	422,964
DTS, Inc.*^	4,500	108,270
Echelon Corp.*	7,100	57,439
Elixir Gaming Technologies, Inc.*	18,700	2,057
FARO Technologies, Inc.*	53,400	717,696
FLIR Systems, Inc.*	174,030	3,564,134
ICx Technologies, Inc.*	2,100	8,505
IPG Photonics Corp.*^	4,400	37,048
Itron, Inc.*^	34,300	1,624,105
Jabil Circuit, Inc.	23,800	132,328
L-1 Identity Solutions, Inc.*	2,300	11,753
Littelfuse, Inc.*	2,600	28,574
Maxwell Technologies, Inc.*	3,900	27,105
Mettler-Toledo International, Inc.*	8,500	436,305
MTS Systems Corp.	1,400	31,850
Multi-Fineline Electronix, Inc.*	1,600	26,944
National Instruments Corp.	13,800	257,370
OSI Systems, Inc.*	3,100	47,306
Park Electrochemical Corp.	4,100	70,848
PC Mall, Inc.*	2,500	11,350
Plexus Corp.*	8,900	122,998
Rofin-Sinar Technologies, Inc.*	7,100	114,452
Sanmina-SCI Corp.*	45,500	13,878
Scansource, Inc.*	5,000	92,900
Tech Data Corp.*	1,700	37,026
Technitrol, Inc.	700	1,197
Trimble Navigation Ltd.*^	74,400	1,136,832
TTM Technologies, Inc.*	1,500	8,700
Universal Display Corp.*	6,900	63,273

		10,631,599

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*^	74,700	1,449,180
Art Technology Group, Inc.*^	32,400	82,620
AsiaInfo Holdings, Inc.*	8,400	141,540
Bankrate, Inc.*^	3,100	77,345
Chordiant Software, Inc.*	8,200	24,846
comScore, Inc.*	4,300	51,987
Constant Contact, Inc.*	5,100	71,349
DealerTrack Holdings, Inc.*	74,800	979,880
Dice Holdings, Inc.*	4,400	12,232
Digital River, Inc.*^	31,440	937,541
DivX, Inc.*	39,700	199,691
EarthLink, Inc.*	26,600	174,762
Equinix, Inc.*	48,350	2,714,852
GSI Commerce, Inc.*^	5,900	77,290
HSW International, Inc.*	3,300	545
InfoSpace, Inc.*	5,500	28,600
Internap Network Services Corp.*^	7,000	18,830
Internet Brands, Inc., Class A*^	2,700	15,849
Internet Capital Group, Inc.*	6,600	26,598
j2 Global Communications, Inc.*	11,000	240,790
Keynote Systems, Inc.*	700	5,551
Knot, Inc.*	6,700	54,940
Limelight Networks, Inc.*	4,400	14,740
Liquidity Services, Inc.*	3,100	21,669
LoopNet, Inc.*	6,900	41,952
Marchex, Inc., Class B	6,600	22,704
MercadoLibre, Inc.*^	6,100	113,155
Move, Inc.*	30,400	44,080
NIC, Inc.	9,600	49,920
Omniture, Inc.*^	51,800	683,242
Rackspace Hosting, Inc.*^	3,600	26,964
RealNetworks, Inc.*	9,400	21,902

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
S1 Corp.*	8,500	$43,775
SAVVIS, Inc.*	9,100	56,329
Sohu.com, Inc.*^	6,900	285,039
SonicWALL, Inc.*	1,700	7,582
SupportSoft, Inc.*	8,700	16,704
Switch & Data Facilities Co., Inc.*^	4,800	42,096
TechTarget, Inc.*	3,900	9,360
Terremark Worldwide, Inc.*^	11,800	31,742
TheStreet.com, Inc.	3,000	5,910
ValueClick, Inc.*	21,600	183,816
Vignette Corp.*	3,700	24,716
VistaPrint Ltd.*^	45,360	1,246,946
Vocus, Inc.*	4,000	53,160
Web.com Group, Inc.*	1,800	5,976
WebMD Health Corp., Class A*	1,900	42,370
Websense, Inc.*	9,900	118,800

		10,601,467

IT Services (2.8%)
Alliance Data Systems Corp.*^	14,600	539,470
Broadridge Financial Solutions, Inc.	34,100	634,601
CACI International, Inc., Class A*	24,340	888,167
Cass Information Systems, Inc.	1,600	51,888
China Information Security Technology, Inc.*	6,400	20,224
Cognizant Technology Solutions Corp., Class A*	30,980	644,074
CSG Systems International, Inc.*	4,800	68,544
Cybersource Corp.*	51,200	758,272
DST Systems, Inc.*	8,100	280,422
ExlService Holdings, Inc.*	3,100	26,722
Forrester Research, Inc.*	3,900	80,184
Gartner, Inc.*	14,800	162,948
Genpact Ltd.*	14,100	124,926
Global Cash Access Holdings, Inc.*^	7,000	26,740
Global Payments, Inc.	30,700	1,025,686
Hackett Group, Inc.*	11,300	22,826
Heartland Payment Systems, Inc.	5,400	35,694
Hewitt Associates, Inc., Class A*	23,900	711,264
iGATE Corp.	6,100	19,764
Integral Systems, Inc.*	4,000	34,400
ManTech International Corp., Class A*	5,100	213,690
MAXIMUS, Inc.	600	23,916
Metavante Technologies, Inc.*	22,000	439,120
NCI, Inc., Class A*	1,600	41,600
Ness Technologies, Inc.*	1,000	2,950
NeuStar, Inc., Class A*	19,000	318,250
Online Resources Corp.*	6,200	26,102
RightNow Technologies, Inc.*	6,700	50,719
Safeguard Scientifics, Inc.*^	2,600	1,430
SAIC, Inc.*	8,100	151,227
Sapient Corp.*	222,899	996,359
SRA International, Inc., Class A*	5,700	83,790
Syntel, Inc.^	3,200	65,856
TeleTech Holdings, Inc.*	9,200	100,188
TNS, Inc.*	5,100	41,718
Total System Services, Inc.	39,700	548,257
Unisys Corp.*^	54,200	28,726
VeriFone Holdings, Inc.*^	8,500	57,800
Virtusa Corp.*	1,800	11,160
Western Union Co.	57,800	726,546
Wright Express Corp.*	9,100	165,802

		10,252,022

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*^	14,000	266,280

Semiconductors & Semiconductor Equipment (5.0%)
Actel Corp.*^	400	4,048
Advanced Analogic Technologies, Inc.*	10,600	38,160
Advanced Energy Industries, Inc.*	1,900	14,307
Advanced Micro Devices, Inc.*	18,200	55,510
Amkor Technology, Inc.*^	3,800	10,184
ANADIGICS, Inc.*	13,900	28,773
Applied Micro Circuits Corp.*	5,800	28,188
Asyst Technologies, Inc.*^	1,600	448
Atheros Communications, Inc.*^	246,120	3,608,120
Atmel Corp.*	69,300	251,559
ATMI, Inc.*	7,700	118,811
AuthenTec, Inc.*	7,000	10,360
Cabot Microelectronics Corp.*	5,600	134,568
Cavium Networks, Inc.*	54,710	631,353
CEVA, Inc.*	4,100	29,848
Cirrus Logic, Inc.*	10,200	38,352
Cohu, Inc.	500	3,600
Cree, Inc.*^	9,100	214,123
Cymer, Inc.*	15,200	338,352
Cypress Semiconductor Corp.*	33,700	228,149
Diodes, Inc.*^	7,200	76,392
Emcore Corp.*	20,300	15,225
Entegris, Inc.*	1,900	1,634
Entropic Communications, Inc.*	2,200	1,628
Exar Corp.*	1,000	6,240
FormFactor, Inc.*^	78,000	1,405,560
Hittite Microwave Corp.*	15,180	473,616
Integrated Device Technology, Inc.*	18,400	83,720
International Rectifier Corp.*	3,900	52,689
Intersil Corp., Class A^	10,200	117,300
IXYS Corp.	4,100	33,046
Kopin Corp.*	2,000	4,640
Kulicke & Soffa Industries, Inc.*	16,800	44,016
Lattice Semiconductor Corp.*	16,100	22,218
LSI Corp.*	117,100	355,984
LTX-Credence Corp.*^	1,800	504
Maxim Integrated Products, Inc.	51,500	680,315
Micrel, Inc.	11,500	80,960
Microsemi Corp.*^	53,400	619,440
Microtune, Inc.*	150,600	274,092
MIPS Technologies, Inc.*	1,500	4,395
MKS Instruments, Inc.*	800	11,736
Monolithic Power Systems, Inc.*	6,200	96,100
Netlogic Microsystems, Inc.*	36,500	1,003,020
Novellus Systems, Inc.*	7,200	119,736
NVE Corp.*	1,100	31,691
OmniVision Technologies, Inc.*	1,200	8,064
ON Semiconductor Corp.*	272,360	1,062,204
Pericom Semiconductor Corp.*	5,100	37,281
PLX Technology, Inc.*	7,400	16,058
PMC-Sierra, Inc.*	137,660	878,271
Power Integrations, Inc.^	35,600	612,320
Rambus, Inc.*^	25,200	238,392
Rubicon Technology, Inc.*	3,700	19,647
Rudolph Technologies, Inc.*	900	2,727
Semitool, Inc.*	5,200	14,456
Semtech Corp.*	14,400	192,240
Sigma Designs, Inc.*^	5,200	64,688

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Image, Inc.*	17,300	$41,520
Silicon Laboratories, Inc.*^	39,500	1,042,800
Skyworks Solutions, Inc.*	77,600	625,456
Spansion, Inc., Class A*^	3,400	441
Standard Microsystems Corp.*	3,000	55,800
Supertex, Inc.*	2,800	64,680
Techwell, Inc.*	4,300	27,133
Teradyne, Inc.*	25,900	113,442
Tessera Technologies, Inc.*	12,000	160,440
Trident Microsystems, Inc.*^	6,700	9,782
Ultratech, Inc.*	5,800	72,442
Varian Semiconductor Equipment Associates, Inc.*^	55,825	1,209,170
Veeco Instruments, Inc.*	6,100	40,687
Verigy Ltd.*	31,900	263,175
Volterra Semiconductor Corp.*	6,100	51,484

		18,327,510

Software (7.5%)
ACI Worldwide, Inc.*	8,200	153,750
Actuate Corp.*	10,900	33,354
Advent Software, Inc.*^	4,600	153,226
Amdocs Ltd.*	67,430	1,248,804
American Software, Inc., Class A	4,100	21,607
ANSYS, Inc.*^	56,800	1,425,680
ArcSight, Inc.*	1,900	24,263
Ariba, Inc.*	61,400	536,022
Autonomy Corp. plc*	112,832	2,114,100
Blackbaud, Inc.	10,000	116,100
Blackboard, Inc.*^	7,500	238,050
BMC Software, Inc.*	26,500	874,500
Bottomline Technologies, Inc.*	136,600	898,828
Callidus Software, Inc.*	8,300	24,070
Commvault Systems, Inc.*	35,500	389,435
Compuware Corp.*	34,800	229,332
Concur Technologies, Inc.*^	65,940	1,265,389
Deltek, Inc.*	3,200	13,856
DemandTec, Inc.*	4,700	41,125
Digimarc Corp.*^	1,700	16,524
Double-Take Software, Inc.*	3,700	25,012
Ebix, Inc.*	1,500	37,275
Entrust, Inc.*^	16,900	25,519
EPIQ Systems, Inc.*^	41,400	746,442
FactSet Research Systems, Inc.^	10,500	524,895
FalconStor Software, Inc.*	10,500	25,095
Guidance Software, Inc.*	2,600	10,608
Informatica Corp.*	52,708	698,908
Interactive Intelligence, Inc.*	2,900	26,274
Jack Henry & Associates, Inc.	16,700	272,544
JDA Software Group, Inc.*	500	5,775
Kenexa Corp.*	4,900	26,411
Lawson Software, Inc.*	28,700	121,975
Macrovision Solutions Corp.*	1,700	30,243
Magma Design Automation, Inc.*	12,100	9,075
Manhattan Associates, Inc.*	5,900	102,188
McAfee, Inc.*^	59,420	1,990,570
Mentor Graphics Corp.*	1,600	7,104
Micros Systems, Inc.*^	19,900	373,125
MicroStrategy, Inc., Class A*	2,300	78,637
Monotype Imaging Holdings, Inc.*	3,000	11,220
Net 1 UEPS Technologies, Inc.*	12,100	184,041
NetScout Systems, Inc.*	6,300	45,108
NetSuite, Inc.*^	2,000	22,520
Novell, Inc.*	38,000	161,880
Nuance Communications, Inc.*^	144,700	1,571,442
OpenTV Corp., Class A*	2,400	3,624
Opnet Technologies, Inc.*	3,300	28,611
Parametric Technology Corp.*	26,400	263,472
Pegasystems, Inc.	3,600	66,852
Phoenix Technologies Ltd.*^	7,600	12,312
Progress Software Corp.*	9,100	157,976
PROS Holdings, Inc.*	3,600	16,740
QAD, Inc.	3,500	8,855
Quality Systems, Inc.^	11,100	502,275
Quest Software, Inc.*	102,880	1,304,518
Radiant Systems, Inc.*	5,900	26,019
Red Hat, Inc.*	142,140	2,535,778
Renaissance Learning, Inc.	2,700	24,219
Smith Micro Software, Inc.*	5,600	29,288
Solera Holdings, Inc.*^	99,140	2,456,689
Sonic Solutions, Inc.*	3,700	4,440
Sourcefire, Inc.*	3,500	25,480
SPSS, Inc.*^	20,400	579,972
SuccessFactors, Inc.*	63,283	482,849
Sybase, Inc.*^	29,600	896,584
Symyx Technologies, Inc.*	4,900	21,805
Synchronoss Technologies, Inc.*	5,100	62,526
Synopsys, Inc.*	34,500	715,185
Take-Two Interactive Software, Inc.*	19,000	158,650
Taleo Corp., Class A*	6,400	75,648
TeleCommunication Systems, Inc., Class A*	8,400	77,028
THQ, Inc.*	10,200	31,008
TiVo, Inc.*	24,700	173,888
Tyler Technologies, Inc.*	8,700	127,281
Ultimate Software Group, Inc.*^	5,900	101,834
Unica Corp.*	3,900	18,837
VASCO Data Security International, Inc.*	6,000	34,620
Wind River Systems, Inc.*	16,700	106,880

		28,083,644

Total Information Technology		89,951,165

Materials (3.4%)
Chemicals (2.4%)
Airgas, Inc.	32,100	1,085,301
Albemarle Corp.	22,400	487,648
American Vanguard Corp.	4,300	55,470
Arch Chemicals, Inc.	2,000	37,920
Ashland, Inc.	1,600	16,528
Balchem Corp.	4,300	108,059
Calgon Carbon Corp.*	46,260	655,504
Ferro Corp.^	10,500	15,015
Flotek Industries, Inc.*	6,300	9,891
FMC Corp.	68,200	2,942,148
GenTek, Inc.*	1,500	26,235
Huntsman Corp.	4,900	15,337
ICO, Inc.*^	2,900	5,974
Innophos Holdings, Inc.	1,500	16,920
Innospec, Inc.	4,000	15,080
International Flavors & Fragrances, Inc.	19,600	597,016
Intrepid Potash, Inc.*^	4,600	84,870
Koppers Holdings, Inc.	400	5,808
Landec Corp.*	5,200	28,964
LSB Industries, Inc.*	2,400	23,736
Minerals Technologies, Inc.	2,200	70,510
Nalco Holding Co.	31,700	414,319
NewMarket Corp.	3,300	146,190
NL Industries, Inc.^	1,100	11,000
Quaker Chemical Corp.	2,500	19,850

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Scotts Miracle-Gro Co., Class A^	34,100	$1,183,270
ShengdaTech, Inc.*^	8,300	25,730
Solutia, Inc.*	15,600	29,172
Stepan Co.	700	19,110
Terra Industries, Inc.	25,100	705,059
Valhi, Inc.^	600	5,628
W.R. Grace & Co.*	13,700	86,584
Zep, Inc.	5,000	51,150
Zoltek Cos., Inc.*^	6,500	44,265

		9,045,261

Construction Materials (0.3%)
Eagle Materials, Inc.^	9,600	232,800
Headwaters, Inc.*	1,700	5,338
Martin Marietta Materials, Inc.^	9,400	745,420
Texas Industries, Inc.^	5,700	142,500
United States Lime & Minerals, Inc.*^	300	8,208

		1,134,266

Containers & Packaging (0.5%)
AEP Industries, Inc.*^	1,500	22,905
AptarGroup, Inc.	3,200	99,648
Ball Corp.	3,500	151,900
Bway Holding Co.*	1,600	12,624
Crown Holdings, Inc.*	39,100	888,743
Graphic Packaging Holding Co.*	32,500	28,275
Greif, Inc., Class A	8,200	272,978
Myers Industries, Inc.	4,500	27,630
Packaging Corp. of America	6,100	79,422
Rock-Tenn Co., Class A	3,400	91,970
Silgan Holdings, Inc.	3,100	162,874

		1,838,969

Metals & Mining (0.2%)
Allied Nevada Gold Corp.*	9,300	54,405
AMCOL International Corp.^	1,900	28,196
Carpenter Technology Corp.	800	11,296
Century Aluminum Co.*^	4,800	10,128
China Direct, Inc.*	1,900	2,394
Compass Minerals International, Inc.	4,200	236,754
General Moly, Inc.*	14,100	14,946
General Steel Holdings, Inc.*^	3,000	7,890
Haynes International, Inc.*^	800	14,256
Olympic Steel, Inc.	1,900	28,823
Schnitzer Steel Industries, Inc., Class A	800	25,112
Steel Dynamics, Inc.	10,400	91,624
Stillwater Mining Co.*^	3,000	11,100
Sutor Technology Group Ltd.*	1,100	1,540
Titanium Metals Corp.	4,400	24,068
Universal Stainless & Alloy Products, Inc.*	200	1,934
Worthington Industries, Inc.	3,200	27,872

		592,338

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*	1,100	8,833
Deltic Timber Corp.^	2,500	98,525

		107,358

Total Materials		12,718,192

Telecommunication Services (1.9%)
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems Group, Inc.	4,900	32,830
Cbeyond, Inc.*^	5,600	105,448
Cogent Communications Group, Inc.*	11,200	80,640
Consolidated Communications Holdings, Inc.	2,400	24,624
Frontier Communications Corp.	17,700	127,086
Global Crossing Ltd.*	2,300	16,100
Iowa Telecommunications Services, Inc.^	1,100	12,606
NTELOS Holdings Corp.	7,400	134,236
PAETEC Holding Corp.*	19,900	28,656
Premiere Global Services, Inc.*	12,800	112,896
Shenandoah Telecommunications Co.	5,100	116,280
tw telecom, Inc.*^	82,200	719,250
Vonage Holdings Corp.*	11,900	4,760

		1,515,412

Wireless Telecommunication Services (1.5%)
Centennial Communications Corp.*	14,200	117,292
Clearwire Corp., Class A*^	14,400	74,160
ICO Global Communications Holdings Ltd.*	9,200	3,220
iPCS, Inc.*	1,500	14,565
Leap Wireless International, Inc.*^	1,100	38,357
MetroPCS Communications, Inc.*	144,650	2,470,622
SBA Communications Corp., Class A*^	100,540	2,342,582
Syniverse Holdings, Inc.*	5,900	92,984
Telephone & Data Systems, Inc.	10,900	288,959
TerreStar Corp.*	4,800	2,688
Virgin Mobile USA, Inc., Class A*	10,200	13,158

		5,458,587

Total Telecommunication Services		6,973,999

Utilities (0.7%)
Electric Utilities (0.5%)
DPL, Inc.	2,100	47,334
ITC Holdings Corp.	12,100	527,802
Northeast Utilities	41,990	906,564
NV Energy, Inc.	15,400	144,606

		1,626,306

Gas Utilities (0.0%)
Energen Corp.	3,200	93,216

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.	4,400	120,824
Synthesis Energy Systems, Inc.*	4,100	2,706
U.S. Geothermal, Inc.*	17,100	12,141

		135,671

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.	53,800	561,134

Water Utilities (0.0%)
Cadiz, Inc.*^	3,300	26,334
Consolidated Water Co., Inc.	3,200	34,720
SJW Corp.	200	5,086

		66,140

Total Utilities		2,482,467

Total Common Stocks (97.6%) (Cost $417,447,554)		360,502,594

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.18%, 6/11/09 (p)	$725,000	$724,740

Short-Term Investments of Cash Collateral for Securities Loaned (14.8%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	2,900,000	2,900,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	2,130,000	2,092,084
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	27,680,861	27,680,861
General Electric Capital Corp.
0.40%, 3/12/10 (l)	390,000	368,643
K2 (USA) LLC
0.37%, 5/29/09 (l)	3,869,734	3,869,734
0.37%, 6/18/09 (l)	4,839,641	4,823,473
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	2,419,984	290,398
Links Finance LLC
0.37%, 6/25/09 (l)	1,449,909	1,443,649
Monumental Global Funding II
0.43%, 5/26/10 (l)	4,550,000	3,867,499
Morgan Stanley
0.46%, 5/7/09 (l)	4,840,000	4,840,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,899,637	2,617,250

Total Short-Term Investments of Cash Collateral for Securities Loaned		54,793,591

Time Deposit (2.9%)
JPMorgan Chase Nassau
0.004%, 4/1/09	10,613,243	10,613,243

Total Short-Term Investments (17.9%) (Cost/Amortized Cost $69,307,594)		66,131,574

Total Investments (115.5%) (Cost/Amortized Cost $486,755,148)		426,634,168
Other Assets Less Liabilities (-15.5%)		(57,105,223)

Net Assets (100%)		$369,528,945

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $20 or 0.0% of net assets) at fair value.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

Glossary:

ADR — American Depositary Receipt

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
NASDAQ 100 E-Mini Index	34	June-09	$764,193	$841,500	$77,307
Russell 2000 Mini Index	61	June-09	2,210,875	2,569,930	359,055
S&P MidCap 400 E-Mini Index	37	June-09	1,599,235	1,805,230	205,995

					$642,357

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$355,216,284	$71,417,864	$20	$426,634,168
Other Investments*	642,357	—	—	642,357

Total	$355,858,641	$71,417,864	$20	$427,276,525

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$417,652	$—
Total gains or losses (realized/unrealized) included in earnings	20	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	417,652	—

Balance as of 3/31/09	$20	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$20	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$226,755,134
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$264,461,891

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,865,496
Aggregate gross unrealized depreciation	(94,842,262)

Net unrealized depreciation	$(78,976,766)

Federal income tax cost of investments	$505,610,934

At March 31, 2009, the Portfolio had loaned securities with a total value of $56,894,605. This was secured by collateral of $57,969,766, which was received as cash and subsequently invested in short-term investments currently valued at $54,793,591, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $7,770, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2009, the Portfolio incurred approximately $1,053 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $25,357,373, which expires in the year 2016.

See Notes to Portfolio of Investments.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (1.4%)
American Axle & Manufacturing Holdings, Inc.^	9,200	$12,144
ArvinMeritor, Inc.	15,900	12,561
Autoliv, Inc.^	17,400	323,118
BorgWarner, Inc.^	3,500	71,050
Cooper Tire & Rubber Co.^	15,700	63,428
Dana Holding Corp.*	17,900	8,234
Dorman Products, Inc.*	3,000	27,990
Drew Industries, Inc.*^	5,000	43,400
Federal Mogul Corp.*^	5,400	36,072
Fuel Systems Solutions, Inc.*^	200	2,696
Goodyear Tire & Rubber Co.*^	21,100	132,086
Hayes Lemmerz International, Inc.*^	32,800	6,068
Lear Corp.*	12,900	9,675
Magna International, Inc., Class A	165,600	4,429,800
Modine Manufacturing Co.^	5,900	14,750
Motorcar Parts of America, Inc.*	206	822
Raser Technologies, Inc.*^	4,800	20,112
Spartan Motors, Inc.^	7,600	30,552
Stoneridge, Inc.*	5,400	11,394
Superior Industries International, Inc.^	5,500	65,175
Tenneco, Inc.*^	11,000	17,930
TRW Automotive Holdings Corp.*^	93,040	299,589

		5,638,646

Automobiles (0.0%)
Thor Industries, Inc.	6,300	98,406

Distributors (0.1%)
Aristotle Corp.*	400	1,384
Audiovox Corp., Class A*	3,200	10,976
Core-Mark Holding Co., Inc.*^	2,400	43,728
Genuine Parts Co.	5,780	172,591

		228,679

Diversified Consumer Services (0.3%)
Career Education Corp.*	22,000	527,120
Grand Canyon Education, Inc.*^	500	8,630
Jackson Hewitt Tax Service, Inc.	7,600	39,672
Lincoln Educational Services Corp.*^	800	14,656
Matthews International Corp., Class A^	300	8,643
Regis Corp.	10,494	151,638
Service Corp. International^	64,800	226,152
Steiner Leisure Ltd.*^	1,600	39,056
Stewart Enterprises, Inc., Class A^	22,300	72,252
Universal Technical Institute, Inc.*^	2,900	34,800
Weight Watchers International, Inc.	1,500	27,825

		1,150,444

Hotels, Restaurants & Leisure (0.6%)
AFC Enterprises, Inc.*	2,400	10,824
Ameristar Casinos, Inc.	6,400	80,512
BJ’s Restaurants, Inc.*^	700	9,737
Bluegreen Corp.*^	4,700	8,178
Bob Evans Farms, Inc.^	10,003	224,267
Boyd Gaming Corp.^	12,600	46,998
Brinker International, Inc.	18,000	271,800
California Pizza Kitchen, Inc.*	1,200	15,696
Carrols Restaurant Group, Inc.*	5,600	19,656
CEC Entertainment, Inc.*^	1,500	38,820
Choice Hotels International, Inc.^	4,700	121,354
Churchill Downs, Inc.	2,300	69,138
CKE Restaurants, Inc.	1,300	10,920
Cracker Barrel Old Country Store, Inc.^	4,000	114,560
Domino’s Pizza, Inc.*	12,040	78,862
Einstein Noah Restaurant Group, Inc.*	800	4,664
Gaylord Entertainment Co.*^	10,200	84,966
Great Wolf Resorts, Inc.*^	4,300	10,019
International Speedway Corp., Class A	7,700	169,862
Isle of Capri Casinos, Inc.*	3,400	17,986
Jack in the Box, Inc.*^	5,500	128,095
Landry’s Restaurants, Inc.	2,200	11,484
Lodgian, Inc.*	6,000	12,600
Luby’s, Inc.*^	5,300	26,023
Marcus Corp.	4,900	41,650
Monarch Casino & Resort, Inc.*^	2,400	12,384
Morgans Hotel Group Co.*^	900	2,799
O’Charleys, Inc.^	3,400	10,234
Orient-Express Hotels Ltd., Class A^	2,500	10,250
P.F. Chang’s China Bistro, Inc.*^	600	13,728
Papa John’s International, Inc.*	1,400	32,018
Pinnacle Entertainment, Inc.*	14,600	102,784
Red Robin Gourmet Burgers, Inc.*^	1,180	20,803
Riviera Holdings Corp.*	800	816
Ruby Tuesday, Inc.*^	12,400	36,208
Ruth’s Hospitality Group, Inc.*^	3,300	3,993
Six Flags, Inc.*	26,800	7,236
Sonic Corp.*	2,200	22,044
Speedway Motorsports, Inc.	8,046	95,104
Steak n Shake Co.*	7,000	52,990
Vail Resorts, Inc.*^	600	12,258
Wendy’s/Arby’s Group, Inc., Class A^	13,000	65,390
Wyndham Worldwide Corp.	41,900	175,980

		2,305,690

Household Durables (2.6%)
American Greetings Corp., Class A^.	11,600	58,696
Beazer Homes USA, Inc.*^	14,400	14,544
Black & Decker Corp.	15,000	473,400
Blyth, Inc.	1,350	35,276
Brookfield Homes Corp.^	3,500	12,075
Cavco Industries, Inc.*	500	11,800
Centex Corp.	29,400	220,500
Champion Enterprises, Inc.*	14,700	7,056
CSS Industries, Inc.	2,000	34,000
D.R. Horton, Inc.	77,100	747,870
Ethan Allen Interiors, Inc.^	6,500	73,190
Furniture Brands International, Inc.	15,300	22,491
Harman International Industries, Inc.	3,600	48,708
Helen of Troy Ltd.*^	7,000	96,250
Hooker Furniture Corp.^	1,800	15,192
Hovnanian Enterprises, Inc., Class A*^	9,200	14,352
Jarden Corp.*	16,900	214,123
KB Home	18,000	237,240
La-Z-Boy, Inc.^	10,700	13,375
Leggett & Platt, Inc.^	38,500	500,115
Lennar Corp., Class A	33,600	252,336
Libbey, Inc.^	800	736
M.D.C. Holdings, Inc.^	50,920	1,585,649
M/I Homes, Inc.^	3,500	24,465
Meritage Homes Corp.*	7,100	81,082
National Presto Industries, Inc.	1,100	67,111
Newell Rubbermaid, Inc.	9,000	57,420
NVR, Inc.*	1,020	436,305
Palm Harbor Homes, Inc.*	3,700	8,251

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pulte Homes, Inc.^	39,900	$436,107
Russ Berrie & Co., Inc.*^	6,200	8,184
Ryland Group, Inc.^	10,000	166,600
Sealy Corp.*	16,300	24,287
Sekisui House Ltd. (ADR)	318,690	2,418,856
Skyline Corp.	1,900	36,119
Snap-On, Inc.	14,200	356,420
Standard Pacific Corp.*	23,700	20,856
Stanley Works	19,200	559,104
Tempur-Pedic International, Inc.^	6,600	48,180
Toll Brothers, Inc.*	69,300	1,258,488
Tupperware Brands Corp.	1,122	19,063
Universal Electronics, Inc.*^	400	7,240

		10,723,112

Internet & Catalog Retail (0.0%)
Orbitz Worldwide, Inc.*	12,600	16,254

Leisure Equipment & Products (0.2%)
Brunswick Corp.^	21,100	72,795
Callaway Golf Co.^	16,800	120,624
Hasbro, Inc.	17,200	431,204
JAKKS Pacific, Inc.*	16,062	198,366
Marine Products Corp.^	2,500	10,600
Nautilus, Inc.*	8,400	5,292
Polaris Industries, Inc.^	900	19,296
Pool Corp.^	2,600	34,840
RC2 Corp.*^	4,300	22,661
Steinway Musical Instruments*	1,500	17,955

		933,633

Media (1.6%)
AH Belo Corp., Class A	7,600	7,448
Belo Corp., Class A^	21,900	13,359
Charter Communications, Inc., Class A*	85,500	1,778
Cinemark Holdings, Inc.	4,400	41,316
CKX, Inc.*	5,700	23,370
Cox Radio, Inc., Class A*^	5,600	22,960
Crown Media Holdings, Inc., Class A*	2,300	4,692
Cumulus Media, Inc., Class A*	9,700	9,797
DISH Network Corp., Class A*	3,816	42,396
Entercom Communications Corp., Class A^	9,500	10,450
Entravision Communications Corp., Class A*^	10,400	2,704
Fisher Communications, Inc.	1,500	14,640
Gray Television, Inc.	15,700	5,024
Harte-Hanks, Inc.^	8,320	44,512
Hearst-Argyle Television, Inc.	8,400	34,944
Interactive Data Corp.	4,700	116,842
Interpublic Group of Cos., Inc.*	16,300	67,156
Journal Communications, Inc., Class A	15,500	11,625
Knology, Inc.*	8,000	32,960
Lee Enterprises, Inc.^	16,500	4,620
Liberty Media Corp., Capital Series, Class A*	23,000	160,540
LIN TV Corp., Class A*^	9,800	10,976
Live Nation, Inc.*	17,100	45,657
McClatchy Co., Class A	21,000	10,290
Media General, Inc., Class A^	4,000	7,680
Mediacom Communications Corp., Class A*	9,200	37,076
Meredith Corp.	9,300	154,752
New York Times Co., Class A^	34,000	153,680
Outdoor Channel Holdings, Inc.*	3,800	25,916
Playboy Enterprises, Inc., Class B*^	3,300	6,501
Primedia, Inc.^	4,700	11,609
RCN Corp.*	3,900	14,430
Regal Entertainment Group, Class A	19,000	254,790
RHI Entertainment, Inc.*	4,200	6,384
Scholastic Corp.^	112,290	1,692,210
Sinclair Broadcast Group, Inc., Class A^	11,500	11,845
Valassis Communications, Inc.*	9,100	14,287
Viacom, Inc., Class B*	146,810	2,551,558
Virgin Media, Inc.^	121,880	585,024
Warner Music Group Corp.*	10,600	24,910

		6,292,708

Multiline Retail (0.4%)
99 Cents Only Stores*^	5,300	48,972
Big Lots, Inc.*^	14,100	292,998
Dillard’s, Inc., Class A^	13,200	75,240
Family Dollar Stores, Inc.	31,400	1,047,818
Fred’s, Inc., Class A	9,884	111,492
Retail Ventures, Inc.*^	5,000	7,600
Saks, Inc.*^	34,400	64,328
Tuesday Morning Corp.*	11,100	14,097

		1,662,545

Specialty Retail (2.4%)
Aaron Rents, Inc.^	11,334	302,164
American Eagle Outfitters, Inc.	80,400	984,096
America’s Car-Mart, Inc.*^	2,200	29,898
AnnTaylor Stores Corp.*^	8,200	42,640
Asbury Automotive Group, Inc.	7,400	31,894
AutoNation, Inc.*^	28,300	392,804
Barnes & Noble, Inc.^	8,600	183,868
bebe stores, Inc.^	6,900	46,023
Big 5 Sporting Goods Corp.	6,100	35,807
Blockbuster, Inc., Class A*^	43,900	31,608
Borders Group, Inc.*	10,600	6,678
Brown Shoe Co., Inc.^	10,800	40,500
Build-A-Bear Workshop, Inc.*	3,900	23,673
Cabela’s, Inc.*^	23,220	211,534
Cache, Inc.*^	1,700	4,896
Casual Male Retail Group, Inc.*	13,700	6,713
Cato Corp., Class A	5,200	95,056
Charlotte Russe Holding, Inc.*	5,000	40,750
Charming Shoppes, Inc.*^	28,600	40,040
Chico’s FAS, Inc.*^	28,600	153,582
Children’s Place Retail Stores, Inc.*^	5,700	124,773
Christopher & Banks Corp.	2,200	8,998
Collective Brands, Inc.*	15,100	147,074
Conn’s, Inc.*^	6,040	84,802
Dress Barn, Inc.*^	10,600	130,274
DSW, Inc., Class A*^	1,100	10,219
Finish Line, Inc., Class A	6,800	45,016
Foot Locker, Inc.	37,900	397,192
Genesco, Inc.*	6,000	112,980
Group 1 Automotive, Inc.	5,600	78,232
Gymboree Corp.*^	1,700	36,295
Haverty Furniture Cos., Inc.	3,600	37,908
HOT Topic, Inc.*^	10,200	114,138
Jo-Ann Stores, Inc.*^	12,230	199,838
JoS. A. Bank Clothiers, Inc.*^	3,300	91,773
Kirkland’s, Inc.*	3,140	15,323
MarineMax, Inc.*	6,000	11,760
Men’s Wearhouse, Inc.	10,800	163,512
Monro Muffler, Inc.	3,500	95,655
New York & Co., Inc.*	3,700	13,135
Office Depot, Inc.*	912,340	1,195,166
OfficeMax, Inc.	19,300	60,216

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
O’Reilly Automotive, Inc.*^	20,900	$731,709
Pacific Sunwear of California, Inc.*^	16,200	26,892
Penske Automotive Group, Inc.	9,900	92,367
PEP Boys-Manny, Moe & Jack^	9,900	43,659
Pier 1 Imports, Inc.*	27,400	15,344
RadioShack Corp.	75,200	644,464
Rent-A-Center, Inc.*	41,100	796,107
REX Stores Corp.*^	1,800	19,296
Sally Beauty Holdings, Inc.*	2,400	13,632
Shoe Carnival, Inc.*	2,200	22,770
Signet Jewelers Ltd.^	20,300	232,435
Sonic Automotive, Inc., Class A^	9,600	15,360
Stage Stores, Inc.^	9,600	96,768
Stein Mart, Inc.*^	9,300	26,877
Syms Corp.*	1,200	7,344
Systemax, Inc.*	4,539	58,644
Talbots, Inc.^	5,700	20,007
TJX Cos., Inc.	26,460	678,434
Tractor Supply Co.*^	2,000	72,120
Tween Brands, Inc.*	1,900	4,066
Williams-Sonoma, Inc.^	19,100	192,528
Zale Corp.*^	11,700	22,815

		9,712,141

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	13,500	253,935
Cherokee, Inc.	700	10,920
Columbia Sportswear Co.^	3,000	89,760
Crocs, Inc.*^	2,300	2,737
G-III Apparel Group Ltd.*^	2,560	14,131
Iconix Brand Group, Inc.*	3,600	31,860
Jones Apparel Group, Inc.	21,800	91,996
Kenneth Cole Productions, Inc., Class A^	1,800	11,502
K-Swiss, Inc., Class A^	6,800	58,072
Liz Claiborne, Inc.	23,800	58,786
Maidenform Brands, Inc.*	3,100	28,396
Movado Group, Inc.^	4,100	30,914
Oxford Industries, Inc.^	6,200	38,254
Perry Ellis International, Inc.*^	2,100	7,266
Phillips-Van Heusen Corp.	1,800	40,824
Quiksilver, Inc.*^	27,500	35,200
R.G. Barry Corp.*	1,260	7,547
Skechers U.S.A., Inc., Class A*	7,700	51,359
Steven Madden Ltd.*	9,480	178,034
Timberland Co., Class A*^	11,300	134,922
Unifi, Inc.*^	16,600	10,624
UniFirst Corp.	3,300	91,872
VF Corp.^	14,780	844,087
Weyco Group, Inc.^	800	20,736

		2,143,734

Total Consumer Discretionary		40,905,992

Consumer Staples (6.3%)
Beverages (0.1%)
National Beverage Corp.*	2,500	22,925
PepsiAmericas, Inc.	14,400	248,400

		271,325

Food & Staples Retailing (1.3%)
Andersons, Inc.	4,300	60,802
BJ’s Wholesale Club, Inc.*	14,600	467,054
Casey’s General Stores, Inc.^	12,500	333,250
Great Atlantic & Pacific Tea Co., Inc.*	5,900	31,329
Ingles Markets, Inc., Class A	3,860	57,630
Nash Finch Co.^	6,796	190,900
Pantry, Inc.*	9,536	167,929
Rite Aid Corp.*	113,100	40,716
Ruddick Corp.	9,500	213,275
Spartan Stores, Inc.	4,600	70,886
Susser Holdings Corp.*	2,200	29,568
United Natural Foods, Inc.*^	7,300	138,481
Village Super Market, Inc., Class A	1,600	49,872
Weis Markets, Inc.	2,800	86,912
Whole Foods Market, Inc.	186,040	3,125,471
Winn-Dixie Stores, Inc.*	6,100	58,316

		5,122,391

Food Products (4.3%)
Alico, Inc.^	300	7,200
American Dairy, Inc.*	800	13,528
American Italian Pasta Co., Class A*	3,646	126,917
B&G Foods, Inc., Class A	5,000	26,000
Cal-Maine Foods, Inc.^	1,040	23,286
Chaoda Modern Agriculture (Holdings) Ltd.	732,208	437,111
Chiquita Brands International, Inc.*	10,400	68,952
Corn Products International, Inc.	36,835	780,902
Cresud S.A.C.I.F. y A. (ADR)	159,460	1,157,680
Dean Foods Co.*^	45,576	824,014
Del Monte Foods Co.	108,760	792,860
Farmer Bros Co.^	1,900	33,820
First Pacific Co.	1,030,000	353,567
Flowers Foods, Inc.^	7,600	178,448
Fresh Del Monte Produce, Inc.*	10,400	170,768
Griffin Land & Nurseries, Inc.	800	28,000
Hain Celestial Group, Inc.*	8,900	126,736
Imperial Sugar Co.^	3,000	21,570
J&J Snack Foods Corp.	3,500	121,065
JM Smucker Co.	23,300	868,391
Lance, Inc.	5,000	104,100
Marfrig Frigorificos e Comercio de Alimentos S.A.*	60,520	195,146
Marine Harvest ASA*	1,416,400	448,741
McCormick & Co., Inc. (Non-Voting)	17,200	508,604
Omega Protein Corp.*^	6,800	17,952
Overhill Farms, Inc.*	4,240	16,197
Perdigao S.A.	16,860	210,845
Ralcorp Holdings, Inc.*	12,300	662,724
Reddy Ice Holdings, Inc.	6,600	9,702
Sanderson Farms, Inc.	4,000	150,200
Smart Balance, Inc.*	3,600	21,744
Smithfield Foods, Inc.*^	439,380	4,156,535
Tootsie Roll Industries, Inc.	3,774	81,971
TreeHouse Foods, Inc.*^	7,700	221,683
Tyson Foods, Inc., Class A	502,540	4,718,851

		17,685,810

Household Products (0.0%)
Central Garden & Pet Co., Class A*	15,800	118,816
WD-40 Co.	2,200	53,108

		171,924

Personal Products (0.5%)
Alberto-Culver Co.	18,800	425,068
American Oriental Bioengineering, Inc.*	10,600	40,916
Chattem, Inc.*	200	11,210
Elizabeth Arden, Inc.*^	6,900	40,227
Inter Parfums, Inc.^	2,800	16,324
KAO Corp. (ADR)	5,960	1,167,624
Mannatech, Inc.^	4,900	16,317
NBTY, Inc.*^	6,300	88,704
Nu Skin Enterprises, Inc., Class A	7,100	74,479
Nutraceutical International Corp.*	1,849	12,388

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Prestige Brands Holdings, Inc.*	8,800	$45,584
Revlon, Inc., Class A*	100	248
Schiff Nutrition International, Inc.*	3,200	14,400

		1,953,489

Tobacco (0.1%)
Alliance One International, Inc.*	6,200	23,808
Star Scientific, Inc.*	13,400	57,352
Universal Corp.^	6,000	179,520

		260,680

Total Consumer Staples		25,465,619

Energy (8.5%)
Energy Equipment & Services (2.3%)
Allis-Chalmers Energy, Inc.*	10,300	19,879
BJ Services Co.	398,570	3,965,772
Bristow Group, Inc.*^	5,700	122,151
Bronco Drilling Co., Inc.*^	7,300	38,398
Cal Dive International, Inc.*	9,800	66,346
Cie Generale de Geophysique-Veritas (ADR)*^	27,120	312,965
Complete Production Services, Inc.*	10,500	32,340
Dawson Geophysical Co.*^	1,000	13,500
Exterran Holdings, Inc.*	15,700	251,514
Geokinetics, Inc.*	800	2,616
Global Industries Ltd.*^	9,200	35,328
GulfMark Offshore, Inc.*	2,512	59,936
Helix Energy Solutions Group, Inc.*^	19,600	100,744
Helmerich & Payne, Inc.^	25,600	582,912
Hercules Offshore, Inc.*^	19,700	31,126
Hornbeck Offshore Services, Inc.*^	12,956	197,449
Key Energy Services, Inc.*	26,200	75,456
Lufkin Industries, Inc.	2,300	87,124
Newpark Resources, Inc.*	21,400	54,142
Oil States International, Inc.*^	9,700	130,174
Parker Drilling Co.*	21,400	39,376
Patterson-UTI Energy, Inc.^	13,900	124,544
PHI, Inc.*	800	7,984
Pioneer Drilling Co.*	10,500	34,440
Rowan Cos., Inc.	23,895	286,023
SBM Offshore N.V.	15,967	212,329
SEACOR Holdings, Inc.*^	11,858	691,440
Solar Cayman Ltd.(b)*§†	141,300	1,146,567
Superior Well Services, Inc.*^	2,100	10,773
Tidewater, Inc.^	12,200	452,986
Trico Marine Services, Inc.*^	4,700	9,870
Union Drilling, Inc.*	3,400	12,920
Unit Corp.*^	2,700	56,484

		9,265,608

Oil, Gas & Consumable Fuels (6.2%)
Alon USA Energy, Inc.^	2,400	32,880
American Oil & Gas, Inc.*	10,200	7,854
Arch Coal, Inc.	388,220	5,190,502
Barnwell Industries, Inc.	1,500	6,075
Berry Petroleum Co., Class A^	4,300	47,128
Bill Barrett Corp.*^	4,800	106,752
BMB Munai, Inc.*	13,500	7,830
Brigham Exploration Co.*	9,400	17,860
Cabot Oil & Gas Corp.	13,500	318,195
Callon Petroleum Co.*^	7,800	8,502
Cameco Corp.	189,940	3,261,270
Cheniere Energy, Inc.*^	2,100	8,946
Cimarex Energy Co.^	20,300	373,114
Clayton Williams Energy, Inc.*	1,230	35,965
Consol Energy, Inc.	38,980	983,855
Delek U.S. Holdings, Inc.^	3,700	38,332
DHT Maritime, Inc.^	5,500	21,120
Encore Acquisition Co.*	9,500	221,065
Energy XXI Bermuda Ltd.	41,400	15,525
EXCO Resources, Inc.*^	2,100	21,000
Forest Oil Corp.*^	23,900	314,285
GeoMet, Inc.*^	5,900	3,422
GMX Resources, Inc.*^	2,300	14,950
Golar LNG Ltd.^	2,100	7,203
Gulfport Energy Corp.*	3,200	7,424
Harvest Natural Resources, Inc.*^	8,800	29,832
Mariner Energy, Inc.*	6,000	46,500
Meridian Resource Corp.*	28,600	6,006
National Coal Corp.*^	800	1,088
Newfield Exploration Co.*	31,360	711,872
Nexen, Inc.	58,140	986,054
Noble Energy, Inc.	10,000	538,800
Nordic American Tanker Shipping Ltd.^	6,600	193,380
Oilsands Quest, Inc.*	47,000	33,840
Overseas Shipholding Group, Inc.^	6,466	146,584
Pacific Ethanol, Inc.*^	3,400	1,122
Peabody Energy Corp.	129,970	3,254,449
Petrohawk Energy Corp.*	3,400	65,382
PetroQuest Energy, Inc.*^	4,600	11,040
Pioneer Natural Resources Co.	135,270	2,227,897
PrimeEnergy Corp.*^	100	4,990
Quest Resource Corp.*	700	219
RAM Energy Resources, Inc.*	8,600	6,278
Rosetta Resources, Inc.*	12,100	59,895
Southern Union Co.	27,400	417,028
St. Mary Land & Exploration Co.^	8,800	116,424
Stone Energy Corp.*	6,400	21,312
Swift Energy Co.*	14,300	104,390
Teekay Corp.^	10,000	142,300
Tesoro Corp.	172,710	2,326,404
Toreador Resources Corp.*^	3,400	8,534
TXCO Resources, Inc.*^	12,900	5,315
Uranium One, Inc.*	114,540	231,660
Uranium Resources, Inc.*^	3,400	1,598
USEC, Inc.*	254,115	1,219,752
VAALCO Energy, Inc.*	9,200	48,668
Warren Resources, Inc.*	556,920	534,643
Western Refining, Inc.^	7,200	85,968
Westmoreland Coal Co.*	300	2,151
World Fuel Services Corp.^	7,100	224,573

		24,887,002

Total Energy		34,152,610

Financials (19.5%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	11,100	462,981
Allied Capital Corp.	45,900	72,981
Ameriprise Financial, Inc.	40,240	824,517
Apollo Investment Corp.^	34,200	119,016
Ares Capital Corp.	22,600	109,384
BGC Partners, Inc., Class A	5,700	12,597
BlackRock Kelso Capital Corp.	4,800	20,112
Broadpoint Securities Group, Inc.*^	4,400	14,520
Calamos Asset Management, Inc., Class A	4,700	22,607
Capital Southwest Corp.^	800	61,112
Cohen & Steers, Inc.^	1,400	15,624
E*TRADE Financial Corp.*	87,700	112,256
Epoch Holding Corp.^	600	4,122
Evercore Partners, Inc., Class A^	2,800	43,260

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
FBR Capital Markets Corp.*^	5,600	$18,424
GAMCO Investors, Inc., Class A^	1,200	39,180
Gladstone Capital Corp.	4,600	28,796
Gladstone Investment Corp.	5,500	21,010
Harris & Harris Group, Inc.*^	6,500	24,050
Hercules Technology Growth Capital, Inc.	7,200	36,000
Invesco Ltd.	36,500	505,890
Investment Technology Group, Inc.*	900	22,968
Janus Capital Group, Inc.^	2,400	15,960
Jefferies Group, Inc.^	30,800	425,040
KBW, Inc.*^	6,100	124,135
Knight Capital Group, Inc., Class A*	19,700	290,378
Kohlberg Capital Corp.	6,400	19,584
LaBranche & Co., Inc.*	12,100	45,254
MCG Capital Corp.	18,600	23,808
MF Global Ltd.*^	12,500	52,875
MVC Capital, Inc.	6,200	52,142
NGP Capital Resources Co.	5,700	28,329
Patriot Capital Funding, Inc.	7,700	14,091
PennantPark Investment Corp.	4,900	18,375
Penson Worldwide, Inc.*^	4,300	27,649
Piper Jaffray Cos., Inc.*	4,400	113,476
Prospect Capital Corp.	7,100	60,492
Raymond James Financial, Inc.^	23,500	462,950
Sanders Morris Harris Group, Inc.^	4,800	18,720
Stifel Financial Corp.*^	6,000	259,860
SWS Group, Inc.^	5,700	88,521
TD Ameritrade Holding Corp.*^	50,380	695,748
Teton Advisors, Inc.(b)*†	28	55
Thomas Weisel Partners Group, Inc.*	4,700	16,826
U.S. Global Investors, Inc., Class A	700	3,409
Virtus Investment Partners, Inc.*^	2,100	13,671
Westwood Holdings Group, Inc.^	300	11,727

		5,474,482

Commercial Banks (5.3%)
1st Source Corp.	3,600	64,980
Alliance Financial Corp./New York	584	10,477
AMCORE Financial, Inc.^	7,400	11,840
Ameris Bancorp^	3,400	16,014
Ames National Corp.	1,800	30,762
Arrow Financial Corp.^	2,400	56,856
Associated Banc-Corp^	31,200	481,728
BancFirst Corp.	1,800	65,520
Banco Latinoamericano de Exportaciones S.A., Class E	15,500	145,235
Bancorpsouth, Inc.^	27,120	565,181
BancTrust Financial Group, Inc.^	4,400	27,852
Bank of Hawaii Corp.^	15,160	499,977
Bank of the Ozarks, Inc.^	3,000	69,240
Banner Corp.^	2,700	7,857
BOK Financial Corp.^	6,720	232,176
Boston Private Financial Holdings, Inc.	12,900	45,279
Bryn Mawr Bank Corp.^	1,800	30,330
C&F Financial Corp.	388	5,607
Camden National Corp.	1,800	41,130
Capital City Bank Group, Inc.^	2,700	30,942
CapitalSource, Inc.^	46,900	57,218
Capitol Bancorp Ltd.	3,000	12,450
Cardinal Financial Corp.	1,800	10,332
Cascade Bancorp^	8,200	13,366
Cathay General Bancorp^	12,200	127,246
Centerstate Banks of Florida, Inc.^	2,400	26,424
Central Pacific Financial Corp.^	6,600	36,960
Central Valley Community Bancorp*	1,300	6,071
Century Bancorp, Inc./Massachusetts, Class A	1,049	14,057
Chemical Financial Corp.^	5,800	120,698
Citizens & Northern Corp.^	2,100	38,829
Citizens Republic Bancorp, Inc.*^	29,900	46,345
City Bank/Washington^	5,100	16,830
City Holding Co.^	3,900	106,431
City National Corp./California^	10,840	366,067
CoBiz Financial, Inc.^	4,800	25,200
Codorus Valley Bancorp, Inc.	53	427
Colonial BancGroup, Inc.^	51,200	46,080
Columbia Banking System, Inc.^	5,000	32,000
Comerica, Inc.	22,140	405,383
Commerce Bancshares, Inc./Missouri	21,248	771,302
Community Bank System, Inc.^	7,700	128,975
Community Trust Bancorp, Inc.	3,500	93,625
Cullen/Frost Bankers, Inc.^	18,320	859,940
CVB Financial Corp.^	16,200	107,406
East West Bancorp, Inc.	15,900	72,663
Enterprise Financial Services Corp.	1,100	10,736
F.N.B. Corp./Pennsylvania^	20,300	155,701
Farmers Capital Bank Corp.^	1,500	23,505
Financial Institutions, Inc.	2,300	17,526
First Bancorp, Inc./Maine^	2,000	31,720
First Bancorp/North Carolina^	3,300	39,501
First Bancorp/Puerto Rico	18,500	78,810
First Busey Corp.^	6,400	49,664
First California Financial Group, Inc.*	2,400	10,080
First Citizens Banc Corp.	261	1,864
First Citizens BancShares, Inc./North Carolina, Class A^	3,360	442,848
First Commonwealth Financial Corp.	20,200	179,174
First Community Bancshares, Inc./Virginia^	2,500	29,175
First Financial Bancorp	9,100	86,723
First Financial Bankshares, Inc.^	4,200	202,314
First Financial Corp./Indiana^	2,600	95,940
First Horizon National Corp.^	51,784	556,163
First Merchants Corp.	5,600	60,424
First Midwest Bancorp, Inc./Illinois^	11,300	97,067
First South Bancorp, Inc./North Carolina^	1,900	20,178
FirstMerit Corp.	25,080	456,456
Frontier Financial Corp.^	10,700	11,770
Fulton Financial Corp.^	41,500	275,145
Glacier Bancorp, Inc.^	20,378	320,138
Green Bankshares, Inc.^	3,300	29,040
Guaranty Bancorp*	14,700	25,725
Hancock Holding Co.^	5,900	184,552
Hanmi Financial Corp.^	13,700	17,810
Harleysville National Corp.^	11,000	66,660
Heartland Financial USA, Inc.^	2,900	39,266
Heritage Commerce Corp.^	2,000	10,500
Home Bancshares, Inc./Arkansas	3,100	61,907
Horizon Bancorp/Indiana	910	10,101
Huntington Bancshares, Inc./Ohio^	141,200	234,392
IBERIABANK Corp.^	3,800	174,572
ICICI Bank Ltd. (ADR)	127,250	1,691,152
Independent Bank Corp./Massachusetts	3,900	57,525
Integra Bank Corp.	7,600	14,364
International Bancshares Corp.^	11,900	92,820
Investors Bancorp, Inc.*^	10,200	86,394
Lakeland Bancorp, Inc.^	4,400	35,332

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.	3,100	$59,489
M&T Bank Corp.^	8,120	367,349
MainSource Financial Group, Inc.^	4,500	36,180
MB Financial, Inc.	8,100	110,160
Midwest Banc Holdings, Inc.^	8,200	8,282
Nara Bancorp, Inc.^	4,900	14,406
National Penn Bancshares, Inc.^	18,800	156,040
NB&T Financial Group, Inc.	153	2,219
NBT Bancorp, Inc.^	7,600	164,464
Northfield Bancorp, Inc./New Jersey	5,200	56,836
Old National Bancorp/Indiana	15,700	175,369
Old Second Bancorp, Inc.^	3,400	21,590
Oriental Financial Group, Inc.^	5,600	27,328
Pacific Capital Bancorp N.A.	10,700	72,439
Pacific Continental Corp.	3,000	34,920
PacWest Bancorp	6,100	87,413
Park National Corp.^	2,600	144,950
Peapack Gladstone Financial Corp.^	1,900	34,257
Pennsylvania Commerce Bancorp, Inc.*^	1,300	23,920
Peoples Bancorp, Inc./Ohio^	2,600	33,748
Pinnacle Financial Partners, Inc.*^	4,500	106,695
PNC Financial Services Group, Inc.	7,500	219,675
Popular, Inc.^	133,440	290,899
Premier Financial Bancorp, Inc.	1,499	8,095
Premierwest Bancorp	5,040	20,261
Prosperity Bancshares, Inc.^	13,580	371,413
Provident Bankshares Corp.	8,500	59,925
Renasant Corp.^	5,000	62,800
Republic Bancorp, Inc./Kentucky, Class A	2,100	39,207
S&T Bancorp, Inc.^	5,600	118,776
Sandy Spring Bancorp, Inc.^	3,800	42,408
Santander BanCorp^	1,600	12,608
SCBT Financial Corp.^	2,700	56,430
Seacoast Banking Corp. of Florida^	2,700	8,181
Shore Bancshares, Inc.	1,800	30,150
Sierra Bancorp^	1,600	15,568
Signature Bank/New York*	2,040	57,589
Simmons First National Corp., Class A	3,600	90,684
Smithtown Bancorp, Inc.^	2,000	22,560
South Financial Group, Inc.	22,300	24,530
Southside Bancshares, Inc.	3,200	60,480
Southwest Bancorp, Inc./Oklahoma^	3,700	34,706
State Bancorp, Inc./New York	3,600	27,720
StellarOne Corp.^	5,400	64,314
Sterling Bancorp/New York^	4,300	42,570
Sterling Bancshares, Inc./Texas^	17,900	117,066
Sterling Financial Corp./Washington^	12,200	25,254
Suffolk Bancorp^	1,300	33,787
Sumitomo Trust & Banking Co., Ltd. (ADR)	497,150	1,894,141
Sun Bancorp, Inc./New Jersey*	3,200	16,608
Susquehanna Bancshares, Inc.^	20,400	190,332
SVB Financial Group*^	7,900	158,079
SY Bancorp, Inc.^	2,800	68,040
Synovus Financial Corp.^	69,800	226,850
TCF Financial Corp.^	37,880	445,469
Texas Capital Bancshares, Inc.*	7,100	79,946
Tompkins Financial Corp.^	1,400	60,200
TowneBank/Virginia^	5,200	84,916
Trico Bancshares^	3,500	58,590
Trustmark Corp.^	11,800	216,884
UCBH Holdings, Inc.^	29,600	44,696
UMB Financial Corp.^	8,960	380,710
Umpqua Holdings Corp.^	14,200	128,652
Union Bankshares Corp./Virginia^	3,400	47,090
United Bancorp, Inc./Ohio	736	6,955
United Bancshares, Inc./Ohio	691	6,219
United Bankshares, Inc.^	8,900	153,436
United Community Banks, Inc./Georgia^	11,615	48,320
United Security Bancshares/California	1,700	12,512
Univest Corp. of Pennsylvania	3,100	54,250
Valley National Bancorp^	45,276	560,064
W Holding Co., Inc.	800	7,272
Washington Trust Bancorp, Inc.^	3,400	55,250
Webster Financial Corp.^	13,500	57,375
WesBanco, Inc.^	6,500	148,395
West Bancorp, Inc.^	4,900	36,505
West Coast Bancorp/Oregon^	5,800	12,876
Westamerica Bancorporation^	4,960	225,978
Western Alliance Bancorporation*^	6,100	27,816
Whitney Holding Corp./Louisiana	16,000	183,200
Wilmington Trust Corp.^	18,316	177,482
Wilshire Bancorp, Inc.^	4,500	23,220
Wintrust Financial Corp.^	5,900	72,570
Yadkin Valley Financial Corp.^	2,700	20,115

		21,752,765

Consumer Finance (0.2%)
Advance America Cash Advance
Centers, Inc.^	10,600	17,914
Advanta Corp., Class B	14,100	9,306
AmeriCredit Corp.*^	31,100	182,246
Capital One Financial Corp.^	15,000	183,600
Cash America International, Inc.	3,700	57,942
CompuCredit Corp.*^	6,000	14,700
Credit Acceptance Corp.*^	400	8,596
Dollar Financial Corp.*^	6,840	65,117
First Cash Financial Services, Inc.*	500	7,460
First Marblehead Corp.*	12,200	15,738
Nelnet, Inc., Class A*	4,800	42,432
QC Holdings, Inc.	4,774	28,214
Student Loan Corp.^	1,100	47,784

		681,049

Diversified Financial Services (0.7%)
Ampal American Israel, Class A*	7,300	12,483
Asset Acceptance Capital Corp.*^	1,100	5,841
CIT Group, Inc.	182,240	519,384
Compass Diversified Holdings	6,300	56,196
Encore Capital Group, Inc.*	2,600	11,778
Fifth Street Finance Corp.	1,700	13,158
Financial Federal Corp.^	6,000	127,080
Interactive Brokers Group, Inc., Class A*	10,057	162,219
Life Partners Holdings, Inc.^	250	4,265
MarketAxess Holdings, Inc.*	7,400	56,536
Medallion Financial Corp.	3,700	27,417
NewStar Financial, Inc.*^	6,100	14,152
PHH Corp.*^	120,810	1,697,381
PICO Holdings, Inc.*	3,900	117,273
Portfolio Recovery Associates, Inc.*^	1,500	40,260
Primus Guaranty Ltd.*	4,400	6,908
Resource America, Inc., Class A	3,600	14,364

		2,886,695

Insurance (6.2%)
Alleghany Corp.*^	1,326	359,121
Allied World Assurance Co. Holdings Ltd./Bermuda	22,200	844,266
Ambac Financial Group, Inc.^	68,400	53,352

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
American Equity Investment Life Holding Co.	25,200	$104,832
American Financial Group, Inc./Ohio^	18,800	301,740
American National Insurance Co.^	3,900	204,399
American Physicians Capital, Inc.	1,800	73,656
American Safety Insurance Holdings Ltd.*	2,900	33,379
Amerisafe, Inc.*	4,500	68,940
Amtrust Financial Services, Inc.	4,200	40,110
Arch Capital Group Ltd.*	11,200	603,232
Argo Group International Holdings Ltd.*	4,700	141,611
Arthur J. Gallagher & Co.^	22,800	387,600
Aspen Insurance Holdings Ltd.	44,222	993,226
Assured Guaranty Ltd.^	13,500	91,395
Axis Capital Holdings Ltd.	25,500	574,770
Baldwin & Lyons, Inc., Class B^	2,000	37,840
Brown & Brown, Inc.	21,700	410,347
Citizens, Inc./Texas*	9,000	65,430
CNA Financial Corp.	67,410	617,476
CNA Surety Corp.*	4,000	73,760
Conseco, Inc.*	40,400	37,168
Crawford & Co., Class B*^	6,200	41,664
Delphi Financial Group, Inc., Class A^	10,200	137,292
Donegal Group, Inc., Class A	3,000	46,110
EMC Insurance Group, Inc.^	1,300	27,391
Employers Holdings, Inc.	10,900	103,986
Endurance Specialty Holdings Ltd.	26,120	651,433
Enstar Group, Ltd.*	500	28,160
Erie Indemnity Co., Class A	7,000	239,260
Everest Reinsurance Group Ltd.	12,420	879,336
FBL Financial Group, Inc., Class A^	2,600	10,790
Fidelity National Financial, Inc., Class A^	73,900	1,441,789
First Acceptance Corp.*	3,100	7,502
First American Corp.^	33,060	876,421
First Mercury Financial Corp.*	2,800	40,432
Flagstone Reinsurance Holdings Ltd.	7,100	55,309
FPIC Insurance Group, Inc.*	2,100	77,763
Greenlight Capital Reinsurance Ltd., Class A*	6,700	106,999
Hallmark Financial Services*	2,200	15,246
Hanover Insurance Group, Inc.	12,700	366,014
Harleysville Group, Inc.	3,000	95,430
HCC Insurance Holdings, Inc.	28,200	710,358
Hilltop Holdings, Inc.*	10,600	120,840
Horace Mann Educators Corp.	10,200	85,374
Independence Holding Co.	2,400	12,024
Infinity Property & Casualty Corp.^	3,500	118,755
IPC Holdings Ltd.	13,600	367,744
Kansas City Life Insurance Co.	1,300	46,605
Maiden Holdings Ltd.^	13,100	58,557
Markel Corp.*	2,400	681,312
Max Capital Group Ltd.	14,000	241,360
MBIA, Inc.*^	39,900	182,742
Meadowbrook Insurance Group, Inc.	12,800	78,080
Mercury General Corp.^	6,300	187,110
Montpelier Reinsurance Holdings Ltd.	22,300	289,008
National Financial Partners Corp.	11,300	36,160
National Interstate Corp.	1,700	28,747
National Western Life Insurance Co., Class A	600	67,800
Navigators Group, Inc.*	3,300	155,694
NYMAGIC, Inc.	900	10,980
Odyssey Reinsurance Holdings Corp.	5,200	197,236
Old Republic International Corp.^	56,300	609,166
OneBeacon Insurance Group Ltd., Class A^	5,700	55,062
PartnerReinsurance Ltd.	28,740	1,783,892
Phoenix Cos., Inc.	22,400	26,208
Platinum Underwriters Holdings Ltd.^	61,278	1,737,844
PMA Capital Corp., Class A*	6,900	28,773
Presidential Life Corp.^	5,000	38,950
ProAssurance Corp.*^	7,700	358,974
Protective Life Corp.^	16,200	85,050
Reinsurance Group of America, Inc.	48,778	1,579,919
RenaissanceReinsurance Holdings Ltd.	14,900	736,656
RLI Corp.^	4,600	230,920
Safety Insurance Group, Inc.	4,000	124,320
SeaBright Insurance Holdings, Inc.*	6,800	71,128
Selective Insurance Group, Inc.	12,600	153,216
StanCorp Financial Group, Inc.^	11,700	266,526
State Auto Financial Corp.^	3,400	59,840
Stewart Information Services Corp.	4,100	79,950
Tower Group, Inc.	3,981	98,052
Transatlantic Holdings, Inc.^	4,900	174,783
Unico American Corp.*	358	2,685
United America Indemnity Ltd., Class A*^	4,600	18,492
United Fire & Casualty Co.^	5,300	116,388
Unitrin, Inc.	10,100	141,198
Universal Insurance Holdings, Inc.^	8,570	32,223
Unum Group^	72,400	905,000
Validus Holdings Ltd.	15,800	374,144
Wesco Financial Corp.	300	82,800
Zenith National Insurance Corp.	9,200	221,812

		25,236,434

Real Estate Investment Trusts (REITs) (4.1%)
Acadia Realty Trust (REIT)^	4,000	42,440
Agree Realty Corp. (REIT)	2,100	32,949
Alexander’s, Inc. (REIT)	200	34,076
Alexandria Real Estate Equities, Inc. (REIT)^	7,700	280,280
AMB Property Corp. (REIT)^	24,100	347,040
American Campus Communities, Inc. (REIT)^	10,000	173,600
American Capital Agency Corp. (REIT)	2,400	41,064
Annaly Capital Management, Inc. (REIT)	44,620	618,879
Anthracite Capital, Inc. (REIT)^	21,600	7,344
Anworth Mortgage Asset Corp. (REIT)	23,400	143,442
Apartment Investment & Management Co. (REIT), Class A	19,700	107,956
Arbor Realty Trust, Inc. (REIT)^	5,300	3,816
Ashford Hospitality Trust, Inc. (REIT)^	23,700	36,498
Associated Estates Realty Corp. (REIT)^	2,000	11,360
BioMed Realty Trust, Inc. (REIT)	18,900	127,953
Brandywine Realty Trust (REIT)	22,800	64,980
BRE Properties, Inc. (REIT)^	11,500	225,745
Camden Property Trust (REIT)^	4,600	99,268
Capital Trust, Inc./New York (REIT), Class A	6,200	6,820
CapLease, Inc. (REIT)	11,300	22,261
Capstead Mortgage Corp. (REIT)	14,900	160,026

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Care Investment Trust, Inc. (REIT)	3,300	$18,018
CBL & Associates Properties, Inc. (REIT)^	16,000	37,760
Cedar Shopping Centers, Inc. (REIT)^	10,900	18,966
Chimera Investment Corp. (REIT)	31,800	106,848
Cogdell Spencer, Inc. (REIT)^	2,500	12,750
Colonial Properties Trust (REIT)	11,600	44,196
Corporate Office Properties Trust/Maryland (REIT)	10,000	248,300
Cousins Properties, Inc. (REIT)^	5,200	33,488
DCT Industrial Trust, Inc. (REIT)^	40,500	128,385
DiamondRock Hospitality Co. (REIT)	22,000	88,220
Digital Realty Trust, Inc. (REIT)^	6,000	199,080
Douglas Emmett, Inc. (REIT)	28,900	213,571
Duke Realty Corp. (REIT)^	36,400	200,200
DuPont Fabros Technology, Inc. (REIT)	1,800	12,384
EastGroup Properties, Inc. (REIT)	4,000	112,280
Education Realty Trust, Inc. (REIT)	7,000	24,430
Entertainment Properties Trust (REIT)^	18,500	291,560
Equity Lifestyle Properties, Inc. (REIT)^	1,800	68,580
Equity One, Inc. (REIT)^	7,500	91,425
Essex Property Trust, Inc. (REIT)^	5,100	292,434
Extra Space Storage, Inc. (REIT)^	21,000	115,710
Federal Realty Investment Trust (REIT)^	10,000	460,000
FelCor Lodging Trust, Inc. (REIT)^	13,100	17,816
First Industrial Realty Trust, Inc. (REIT)^	12,700	31,115
First Potomac Realty Trust (REIT)	7,000	51,450
Franklin Street Properties Corp. (REIT)	14,000	172,200
Friedman Billings Ramsey Group, Inc. (REIT), Class A*	54,400	10,880
Getty Realty Corp. (REIT)^	4,300	78,905
Glimcher Realty Trust (REIT)	7,400	10,360
Gramercy Capital Corp./New York (REIT)	15,300	14,841
Hatteras Financial Corp. (REIT)	3,600	89,964
Health Care REIT, Inc. (REIT)	23,500	718,865
Healthcare Realty Trust, Inc. (REIT)^	14,000	209,860
Hersha Hospitality Trust (REIT)	10,600	20,140
Highwoods Properties, Inc. (REIT)	14,400	308,448
Home Properties, Inc. (REIT)^	4,300	131,795
Hospitality Properties Trust (REIT)	49,371	592,452
HRPT Properties Trust (REIT)^	83,642	266,818
Inland Real Estate Corp. (REIT)^	9,300	65,937
Investors Real Estate Trust (REIT)^	13,500	133,110
iStar Financial, Inc. (REIT)^	25,800	72,498
Kilroy Realty Corp. (REIT)^	7,000	120,330
Kimco Realty Corp. (REIT)^	24,140	183,947
Kite Realty Group Trust (REIT)^	5,200	12,740
LaSalle Hotel Properties (REIT)^	10,200	59,568
Lexington Realty Trust (REIT)	21,400	50,932
Liberty Property Trust (REIT)	24,000	454,560
LTC Properties, Inc. (REIT)	5,400	94,716
Mack-Cali Realty Corp. (REIT)	15,700	311,017
Maguire Properties, Inc. (REIT)*	14,100	10,152
Medical Properties Trust, Inc. (REIT)^	41,682	152,139
MFA Financial, Inc. (REIT)	170,840	1,004,540
Mid-America Apartment Communities, Inc. (REIT)^	2,900	89,407
Mission West Properties, Inc. (REIT)^	5,600	35,840
Monmouth Real Estate Investment Corp. (REIT), Class A	5,500	36,355
National Health Investors, Inc. (REIT)^	5,200	139,724
National Retail Properties, Inc. (REIT)^	18,700	296,208
Nationwide Health Properties, Inc. (REIT)^	22,800	505,932
Newcastle Investment Corp. (REIT)	19,400	12,610
NorthStar Realty Finance Corp. (REIT)^	14,300	33,176
Omega Healthcare Investors, Inc. (REIT)	17,200	242,176
One Liberty Properties, Inc. (REIT)	4,620	16,262
Parkway Properties, Inc./Maryland (REIT)^	3,700	38,110
Pennsylvania Real Estate Investment Trust (REIT)^	10,100	35,855
Post Properties, Inc. (REIT)^	10,300	104,442
Potlatch Corp. (REIT)	5,900	136,821
PS Business Parks, Inc. (REIT)^	2,600	95,810
RAIT Financial Trust (REIT)	12,600	15,372
Ramco-Gershenson Properties Trust (REIT)^	6,767	43,647
Rayonier, Inc. (REIT)	16,800	507,696
Realty Income Corp. (REIT)^	24,900	468,618
Redwood Trust, Inc. (REIT)	14,900	228,715
Regency Centers Corp. (REIT)^	16,800	446,376
Resource Capital Corp. (REIT)	4,300	13,072
Saul Centers, Inc. (REIT)	900	20,673
Senior Housing Properties Trust (REIT)	28,200	395,364
SL Green Realty Corp. (REIT)^	4,080	44,064
Sovran Self Storage, Inc. (REIT)	5,100	102,408
Strategic Hotels & Resorts, Inc. (REIT)^	13,500	9,315
Sun Communities, Inc. (REIT)	1,200	14,196
Sunstone Hotel Investors, Inc. (REIT)^	13,900	36,557
Transcontinental Realty Investors, Inc.*	2,262	24,905
UDR, Inc. (REIT)^	35,500	305,655
Universal Health Realty Income Trust (REIT)	2,600	75,998
Urstadt Biddle Properties, Inc. (REIT), Class A^	5,000	67,100
U-Store-It Trust (REIT)	13,200	26,664
Ventas, Inc. (REIT)^	26,500	599,165
Washington Real Estate Investment Trust (REIT)^	6,100	105,530
Weingarten Realty Investors (REIT)^	17,600	167,552
Winthrop Realty Trust (REIT)	2,800	19,348

		16,415,195

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	1,700	25,466
Consolidated-Tomoka Land Co.	400	11,880
Forestar Group, Inc.*^	7,800	59,670
FX Real Estate and Entertainment, Inc.*	3,800	610
Grubb & Ellis Co.^	2,000	1,260
Jones Lang LaSalle, Inc.^	8,200	190,732
Maui Land & Pineapple Co., Inc.*^	1,700	14,433

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Meruelo Maddux Properties, Inc.*	15,700	$1,146
St. Joe Co.*	3,500	58,590
Stratus Properties, Inc.*^	2,300	13,915
Thomas Properties Group, Inc.^	7,100	8,378

		386,080

Thrifts & Mortgage Finance (1.5%)
Abington Bancorp, Inc.^	6,200	51,336
Anchor Bancorp Wisconsin, Inc.	7,000	9,450
Astoria Financial Corp.^	30,852	283,530
Bank Mutual Corp.	11,800	106,908
BankFinancial Corp.^	4,800	47,856
Beneficial Mutual Bancorp, Inc.*^	25,189	248,112
Berkshire Hills Bancorp, Inc.^	7,260	166,399
Brookline Bancorp, Inc.	13,700	130,150
Brooklyn Federal Bancorp, Inc.	1,300	14,339
Capitol Federal Financial	3,300	124,773
Clifton Savings Bancorp, Inc.	2,900	29,000
Corus Bankshares, Inc.*	13,900	3,753
Danvers Bancorp, Inc.^	2,200	30,382
Dime Community Bancshares, Inc.^	6,300	59,094
Doral Financial Corp.*^	1,900	3,420
Encore Bancshares, Inc.*	1,400	12,418
ESB Financial Corp.	1,850	20,332
ESSA Bancorp, Inc.	4,100	54,571
Farmer Mac, Class C	3,500	9,380
First Defiance Financial Corp.	1,220	7,369
First Financial Holdings, Inc.^	2,700	20,655
First Financial Northwest, Inc.^	5,600	46,704
First Niagara Financial Group, Inc.	33,200	361,880
First Place Financial Corp./Ohio	3,300	11,088
Flagstar Bancorp, Inc.*	22,200	16,650
Flushing Financial Corp.^	5,900	35,518
Fox Chase Bancorp, Inc.*	1,300	12,285
Guaranty Financial Group, Inc.*^	19,100	20,055
Harleysville Savings Financial Corp.	856	9,964
HF Financial Corp.	1,531	19,520
Home Federal Bancorp, Inc./Idaho	1,200	10,476
HopFed Bancorp, Inc.	434	3,993
Kearny Financial Corp.^	4,300	45,064
Meridian Interstate Bancorp, Inc.*^	2,600	21,892
MGIC Investment Corp.^	29,600	42,032
NASB Financial, Inc.^	700	17,437
New Hampshire Thrift Bancshares, Inc.	1,640	11,890
New York Community Bancorp, Inc.^	22,800	254,676
NewAlliance Bancshares, Inc.^	26,800	314,632
Northwest Bancorp, Inc.	4,100	69,290
OceanFirst Financial Corp.	5,017	51,274
Ocwen Financial Corp.*^	8,300	94,869
Oritani Financial Corp.*	600	8,400
Parkvale Financial Corp.	512	5,622
People’s United Financial, Inc.	106,031	1,905,376
PMI Group, Inc.	14,600	9,052
Provident Financial Services, Inc.	14,100	152,421
Provident New York Bancorp	9,300	79,515
Radian Group, Inc.	22,600	41,132
Rockville Financial, Inc.	2,200	20,020
Roma Financial Corp.^	2,200	28,490
Severn Bancorp, Inc./Maryland	2,518	7,705
TF Financial Corp.	676	12,296
TFS Financial Corp.	20,200	245,026
TrustCo Bank Corp. NY/New York^	11,800	71,036
United Community Financial Corp./Ohio^	9,900	11,979
United Financial Bancorp, Inc.^	3,800	49,742
United Western Bancorp, Inc.	2,200	10,736
ViewPoint Financial Group	300	3,609
Washington Federal, Inc.^	21,700	288,393
Waterstone Financial, Inc.*^	2,600	5,304
Westfield Financial, Inc.	7,900	69,520
WSFS Financial Corp.	1,400	31,304

		5,961,094

Total Financials		78,793,794

Health Care (6.4%)
Biotechnology (0.3%)
Arena Pharmaceuticals, Inc.*	12,800	38,528
Celera Corp.*	12,100	92,323
Cytokinetics, Inc.*	1,200	2,040
Emergent Biosolutions, Inc.*^	2,000	27,020
Geron Corp.*^	7,500	33,525
Human Genome Sciences, Inc.*^	26,200	21,746
Lexicon Pharmaceuticals, Inc.*^	11,500	12,535
MannKind Corp.*^	5,700	19,836
Maxygen, Inc.*	4,100	27,880
Nabi Biopharmaceuticals*	11,900	44,030
PDL BioPharma, Inc.^	26,292	186,147
Theravance, Inc.*^	47,040	799,680

		1,305,290

Health Care Equipment & Supplies (1.6%)
AngioDynamics, Inc.*	3,400	38,216
Beckman Coulter, Inc.	3,000	153,030
Cantel Medical Corp.*	5,792	74,543
Cardiac Science Corp.*	3,700	11,137
CONMED Corp.*^	15,534	223,845
Cooper Cos., Inc.^	11,390	301,152
Daxor Corp.	800	12,320
ev3, Inc.*^	13,200	93,720
Greatbatch, Inc.*^	5,300	102,555
Hill-Rom Holdings, Inc.^	12,700	125,603
Hologic, Inc.*^	31,300	409,717
ICU Medical, Inc.*	1,600	51,392
Invacare Corp.^	15,502	248,497
Inverness Medical Innovations, Inc.*^	9,500	252,985
Kewaunee Scientific Corp.	740	6,845
Kinetic Concepts, Inc.*^	4,200	88,704
Medical Action Industries, Inc.*^	1,700	14,093
NxStage Medical, Inc.*^	3,900	10,062
OraSure Technologies, Inc.*	1,100	2,783
Orthofix International N.V.*	2,900	53,708
Palomar Medical Technologies, Inc.*^	5,200	37,752
Sirona Dental Systems, Inc.*^	400	5,728
Span-America Medical Systems, Inc.	840	7,174
Symmetry Medical, Inc.*	7,100	44,801
Teleflex, Inc.	9,500	371,355
TomoTherapy, Inc.*	800	2,120
West Pharmaceutical Services, Inc.^	15,080	494,775
Zimmer Holdings, Inc.*	90,000	3,284,999

		6,523,611

Health Care Providers & Services (3.0%)
Alliance HealthCare Services, Inc.*	700	4,760
AMERIGROUP Corp.*	13,200	363,528
AmerisourceBergen Corp.^	17,440	569,590
AMN Healthcare Services, Inc.*	900	4,590
Amsurg Corp.*	7,700	122,045
Assisted Living Concepts, Inc., Class A*	1,180	16,001
BMP Sunstone Corp.*	1,000	3,230
Brookdale Senior Living, Inc.^	8,300	41,915
Capital Senior Living Corp.*	4,300	10,492

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Centene Corp.*	9,400	$169,388
Chemed Corp.^	1,500	58,350
CIGNA Corp.	50,700	891,813
Community Health Systems, Inc.*	17,800	273,052
Cross Country Healthcare, Inc.*^	5,800	37,990
Emergency Medical Services Corp., Class A*	1,300	40,807
Ensign Group, Inc.	2,200	34,012
Five Star Quality Care, Inc.*	11,000	11,440
Gentiva Health Services, Inc.*	3,300	50,160
Hanger Orthopedic Group, Inc.*	7,500	99,375
Health Management Associates, Inc., Class A*	18,900	48,762
Health Net, Inc.*^	279,618	4,048,868
HealthSouth Corp.*^	20,800	184,704
Healthspring, Inc.*	11,500	96,255
Henry Schein, Inc.*^	1,500	60,015
Humana, Inc.*	70,160	1,829,773
IPC The Hospitalist Co., Inc.*	100	1,903
Kindred Healthcare, Inc.*	12,370	184,932
Laboratory Corp. of America Holdings*^	9,580	560,334
Landauer, Inc.	1,000	50,680
LifePoint Hospitals, Inc.*^	12,900	269,094
Lincare Holdings, Inc.*^	1,500	32,700
Magellan Health Services, Inc.*	8,900	324,316
MedCath Corp.*^	4,500	32,715
MEDNAX, Inc.*	1,700	50,099
Molina Healthcare, Inc.*^	3,300	62,766
National Healthcare Corp.	400	16,060
National Research Corp.^	100	2,484
Nighthawk Radiology Holdings, Inc.*^	4,000	10,800
Odyssey HealthCare, Inc.*	6,100	59,170
Omnicare, Inc.	24,310	595,352
Owens & Minor, Inc.^	1,000	33,130
PharMerica Corp.*^	7,400	123,136
Providence Service Corp.*	700	4,816
RadNet, Inc.*	700	868
RehabCare Group, Inc.*	4,700	81,968
Res-Care, Inc.*	5,700	82,992
Skilled Healthcare Group, Inc., Class A*	4,200	34,482
Sunrise Senior Living, Inc.*	1,900	1,292
Tenet Healthcare Corp.*	55,400	64,264
Triple-S Management Corp., Class B*^	3,600	44,352
Universal American Corp.*	9,500	80,465
Universal Health Services, Inc., Class B	11,600	444,744

		12,320,829

Health Care Technology (0.1%)
Computer Programs & Systems, Inc.^	300	9,981
HLTH Corp.*^	17,900	185,265
Vital Images, Inc.*	1,900	21,413

		216,659

Life Sciences Tools & Services (0.4%)
Affymetrix, Inc.*^	7,800	25,506
Albany Molecular Research, Inc.*	4,100	38,663
Caliper Life Sciences, Inc.*^	9,300	9,207
Cambrex Corp.*^	4,600	10,488
Charles River Laboratories International, Inc.*^	8,900	242,169
Enzo Biochem, Inc.*	2,900	11,658
Life Technologies Corp.*	30,968	1,005,841
Nektar Therapeutics*	12,900	69,531
PerkinElmer, Inc.	16,200	206,874
Varian, Inc.*	600	14,244

		1,634,181

Pharmaceuticals (1.0%)
BioForm Medical, Inc.*	1,600	1,952
Cypress Bioscience, Inc.*	1,400	9,954
Endo Pharmaceuticals Holdings, Inc.*	23,660	418,309
H. Lundbeck A/S	11,545	196,769
Impax Laboratories, Inc.*	135,260	708,762
Jazz Pharmaceuticals, Inc.*	1,400	1,246
King Pharmaceuticals, Inc.*	60,600	428,442
Mylan, Inc.*^	67,700	907,857
Par Pharmaceutical Cos., Inc.*	19,620	185,801
Salix Pharmaceuticals Ltd.*^	11,200	106,400
Valeant Pharmaceuticals
International*^	7,800	138,762
ViroPharma, Inc.*	20,940	109,935
Watson Pharmaceuticals, Inc.*	21,532	669,861

		3,884,050

Total Health Care		25,884,620

Industrials (10.2%)
Aerospace & Defense (0.5%)
AAR Corp.*^	7,000	87,780
Alliant Techsystems, Inc.*^	15,580	1,043,548
Applied Signal Technology, Inc.	2,300	46,529
Argon ST, Inc.*	600	11,382
BE Aerospace, Inc.*^	1,300	11,271
Ceradyne, Inc.*	6,700	121,471
Cubic Corp.	3,600	91,188
Curtiss-Wright Corp.^	1,600	44,880
Ducommun, Inc.	2,400	34,896
DynCorp International, Inc., Class A*	5,800	77,314
Esterline Technologies Corp.*	1,642	33,152
Herley Industries, Inc.*^	2,300	27,508
Ladish Co., Inc.*^	4,400	31,944
LMI Aerospace, Inc.*	1,200	8,688
Moog, Inc., Class A*	9,500	217,265
SIFCO Industries, Inc.*	700	4,060
Spirit AeroSystems Holdings, Inc., Class A*^	24,900	248,253
Triumph Group, Inc.	1,700	64,940

		2,206,069

Air Freight & Logistics (0.0%)
Atlas Air Worldwide Holdings, Inc.*	3,200	55,520
Dynamex, Inc.*	900	11,772
Hub Group, Inc., Class A*	3,100	52,700
Pacer International, Inc.	4,300	15,050
Park-Ohio Holdings Corp.*^	3,000	9,780
UTi Worldwide, Inc.	2,700	32,265

		177,087

Airlines (0.8%)
AirTran Holdings, Inc.*^	14,500	65,975
Alaska Air Group, Inc.*	13,500	237,195
Allegiant Travel Co.*^	500	22,730
AMR Corp.*^	33,900	108,141
Continental Airlines, Inc., Class B*^	30,500	268,705
Copa Holdings S.A., Class A	2,000	57,340
Delta Air Lines, Inc.*	325,880	1,834,704
Hawaiian Holdings, Inc.*	2,100	7,833
JetBlue Airways Corp.*	40,900	149,285
Republic Airways Holdings, Inc.*	16,320	105,754
SkyWest, Inc.	31,540	392,358
U.S. Airways Group, Inc.*	28,700	72,611

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
UAL Corp.*^	15,400	$68,992

		3,391,623

Building Products (0.3%)
American Woodmark Corp.^	900	15,804
Ameron International Corp.	1,700	89,522
Apogee Enterprises, Inc.^	3,200	35,136
Armstrong World Industries, Inc.*^	12,580	138,506
Builders FirstSource, Inc.*^	5,900	11,918
Gibraltar Industries, Inc.^	7,600	35,872
Griffon Corp.*	13,000	97,500
Insteel Industries, Inc.^	3,900	27,144
NCI Building Systems, Inc.*^	3,700	8,214
Owens Corning, Inc.*	18,000	162,720
Quanex Building Products Corp.	3,200	24,320
Simpson Manufacturing Co., Inc.^	8,800	158,576
Trex Co., Inc.*	2,400	18,312
Universal Forest Products, Inc.^	9,920	263,971
USG Corp.*	7,400	56,314

		1,143,829

Commercial Services & Supplies (1.0%)
ABM Industries, Inc.^	10,400	170,560
ACCO Brands Corp.*	11,800	11,564
Amrep Corp.*	600	9,420
ATC Technology Corp.*	5,700	63,840
Bowne & Co., Inc	4,400	14,124
Casella Waste Systems, Inc., Class A*	3,600	6,156
Comfort Systems USA, Inc.	20,689	214,545
Consolidated Graphics, Inc.*^	900	11,448
Cornell Cos., Inc.*^	2,800	45,836
Corrections Corp. of America*^	3,600	46,116
Courier Corp.	2,900	43,993
Deluxe Corp.	16,200	156,006
EnerNOC, Inc.*^	2,400	34,896
Ennis, Inc	6,800	60,248
G&K Services, Inc., Class A	4,700	88,877
GeoEye, Inc.*^	6,240	123,240
Herman Miller, Inc.	6,100	65,026
HNI Corp.^	9,500	98,800
ICT Group, Inc.*	1,800	10,026
Intersections, Inc.*	4,550	24,252
Kimball International, Inc., Class B	8,100	53,136
Knoll, Inc.	1,800	11,034
M&F Worldwide Corp.*^	3,000	35,130
McGrath RentCorp^	2,100	33,096
Mine Safety Appliances Co.^	4,700	94,094
Mobile Mini, Inc.*^	1,200	13,824
Multi-Color Corp.	500	6,115
North American Galvanizing & Coatings, Inc.*	1,826	5,515
R.R. Donnelley & Sons Co.^	42,440	311,085
Republic Services, Inc.	94,000	1,612,099
Schawk, Inc.^	4,300	25,972
Standard Parking Corp.*	800	13,120
Standard Register Co.^	2,000	9,160
Steelcase, Inc., Class A^	14,900	74,649
United Stationers, Inc.*	13,200	370,656
Viad Corp.	5,000	70,600
Waste Services, Inc.*	6,500	27,820

		4,066,078

Construction & Engineering (1.3%)
Aecom Technology Corp.*^	2,500	65,200
Dycom Industries, Inc.*	9,800	56,742
EMCOR Group, Inc.*^	24,800	425,816
Furmanite Corp.*	3,500	10,885
Granite Construction, Inc.^	19,280	722,614
Great Lakes Dredge & Dock Corp.	10,400	31,304
Insituform Technologies, Inc., Class A*	8,700	136,068
Integrated Electrical Services, Inc.*	2,200	20,064
KBR, Inc.	7,800	107,718
Layne Christensen Co.*	3,700	59,459
MasTec, Inc.*	900	10,881
Michael Baker Corp.*	3,816	99,216
Northwest Pipe Co.*^	2,100	59,787
Perini Corp.*^	13,313	163,750
Pike Electric Corp.*	2,900	26,825
Quanta Services, Inc.*	10,800	231,660
Shaw Group, Inc.*	67,700	1,855,657
Sterling Construction Co., Inc.*	1,100	19,624
URS Corp.*^	33,080	1,336,763

		5,440,033

Electrical Equipment (0.5%)
A. O. Smith Corp.^	4,900	123,382
Acuity Brands, Inc.^	1,500	33,810
AZZ, Inc.*^	1,700	44,863
Baldor Electric Co.^	10,900	157,941
Belden, Inc.	7,500	93,825
Brady Corp., Class A^	11,900	209,797
China BAK Battery, Inc.*	2,800	4,788
Coleman Cable, Inc.*^	800	1,704
Encore Wire Corp.	4,200	90,006
EnerSys*	4,900	59,388
Franklin Electric Co., Inc.	2,200	48,686
GrafTech International Ltd.*	4,600	28,336
GT Solar International, Inc.*	3,600	23,904
Hubbell, Inc., Class B	7,800	210,288
LaBarge, Inc.*	400	3,348
LSI Industries, Inc.	4,700	24,299
Medis Technologies Ltd.*	600	264
Plug Power, Inc.*	33,900	29,493
Powell Industries, Inc.*^	200	7,062
Power-One, Inc.*	12,200	10,736
Preformed Line Products Co.^	600	22,584
Regal-Beloit Corp.^	7,700	235,928
Thomas & Betts Corp.*	13,100	327,762
Valence Technology, Inc.*	4,600	9,798
Woodward Governor Co.	3,500	39,130

		1,841,122

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	13,000	255,190
Otter Tail Corp.^	8,400	185,220
Seaboard Corp.	80	80,800
Standex International Corp.	4,000	36,800
Tredegar Corp.	5,900	96,347
United Capital Corp.*	604	10,419

		664,776

Machinery (3.7%)
3D Systems Corp.*	600	3,954
Actuant Corp., Class A^	2,000	20,660
AGCO Corp.*	256,650	5,030,341
Alamo Group, Inc.^	114,800	1,223,768
Albany International Corp., Class A	7,500	67,875
American Railcar Industries, Inc.	700	5,341
Ampco-Pittsburgh Corp.	800	10,608
Astec Industries, Inc.*^	500	13,115
Badger Meter, Inc.^	400	11,556
Blount International, Inc.*	8,800	40,656
Briggs & Stratton Corp.^	11,800	194,700
Cascade Corp.^	2,200	38,786
CIRCOR International, Inc.	500	11,260

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CLARCOR, Inc.^	4,700	$118,393
Columbus McKinnon Corp.*^	3,900	34,008
Commercial Vehicle Group, Inc.*^	8,000	4,400
Crane Co.^	12,600	212,688
Dover Corp.	6,020	158,808
Energy Recovery, Inc.*^	1,800	13,680
EnPro Industries, Inc.*	9,500	162,450
Federal Signal Corp.	10,900	57,443
Force Protection, Inc.*	15,898	76,310
FreightCar America, Inc.	2,600	45,578
Gardner Denver, Inc.*	12,500	271,750
Greenbrier Cos., Inc.	3,500	12,810
Hurco Cos., Inc.*^	1,500	15,945
IDEX Corp.^	2,300	50,301
Kadant, Inc.*	3,500	40,320
Kennametal, Inc.	14,400	233,424
L.B. Foster Co., Class A*	2,400	59,592
L.S. Starrett Co., Class A	1,044	6,525
Lincoln Electric Holdings, Inc.^	3,300	104,577
Lydall, Inc.*	6,100	18,117
Mueller Industries, Inc.	8,200	177,858
Mueller Water Products, Inc., Class A	29,000	95,700
NACCO Industries, Inc., Class A	1,500	40,770
Navistar International Corp.*^	13,890	464,759
NN, Inc.	1,000	1,260
Oshkosh Corp.^	5,000	33,700
Pentair, Inc.	58,320	1,263,794
Robbins & Myers, Inc.	2,900	43,993
Sauer-Danfoss, Inc.	400	976
Tata Motors Ltd. (ADR)	707,497	3,487,960
Tecumseh Products Co., Class A*	3,600	16,272
Tennant Co.	400	3,748
Thermadyne Holdings Corp.*	3,900	8,268
Timken Co.	18,700	261,052
Trimas Corp.*	5,400	9,450
Trinity Industries, Inc.^	19,760	180,606
Twin Disc, Inc.	1,400	9,688
Wabash National Corp.	11,300	13,899
Wabtec Corp.^	1,400	36,932
Watts Water Technologies, Inc., Class A	6,900	134,964

		14,655,388

Marine (0.1%)
Alexander & Baldwin, Inc.	10,200	194,106
International Shipholding Corp.^	3,680	72,386
TBS International Ltd., Class A*	1,229	9,033
Ultrapetrol Bahamas Ltd.*	4,700	12,690

		288,215

Professional Services (0.4%)
CDI Corp.	2,900	28,188
COMSYS IT Partners, Inc.*	5,400	11,934
CRA International, Inc.*^	1,000	18,880
Dun & Bradstreet Corp.	3,900	300,300
Equifax, Inc.	14,500	354,525
Exponent, Inc.*	1,100	27,863
First Advantage Corp., Class A*	2,900	39,962
Heidrick & Struggles International, Inc.	4,400	78,056
Hudson Highland Group, Inc.*^	1,500	1,665
ICF International, Inc.*^	1,886	43,321
Kelly Services, Inc., Class A^	6,700	53,935
Kforce, Inc.*^	6,700	47,101
Korn/Ferry International*	10,400	94,224
LECG Corp.*	6,100	15,494
Manpower, Inc.	4,532	142,894
MPS Group, Inc.*	22,200	132,090
National Technical Systems, Inc.	1,277	3,780
Odyssey Marine Exploration, Inc.*^	3,700	12,543
On Assignment, Inc.*	8,900	24,119
School Specialty, Inc.*^	4,700	82,673
Spherion Corp.*	5,500	11,440
TrueBlue, Inc.*	9,600	79,200
Volt Information Sciences, Inc.*	3,200	21,280
Watson Wyatt Worldwide, Inc., Class A^	3,500	172,795

		1,798,262

Road & Rail (1.0%)
Amerco, Inc.*	2,200	73,766
Arkansas Best Corp.	5,500	104,610
Avis Budget Group, Inc.*^	18,300	16,653
Canadian Pacific Railway Ltd.	51,000	1,511,130
Celadon Group, Inc.*	6,100	33,855
Con-way, Inc.^	30,740	551,168
Dollar Thrifty Automotive Group, Inc.*	8,000	9,280
Genesee & Wyoming, Inc., Class A*	2,200	46,750
Heartland Express, Inc.^	5,300	78,493
Hertz Global Holdings, Inc.*^	75,700	297,501
Kansas City Southern*^	3,900	49,569
Marten Transport Ltd.*	3,700	69,116
Old Dominion Freight Line, Inc.*^	2,100	49,329
Patriot Transportation Holding, Inc.*	400	24,928
Ryder System, Inc.	26,760	757,576
Saia, Inc.*	3,800	45,410
Universal Truckload Services, Inc.	900	12,906
Werner Enterprises, Inc.^	10,000	151,200
YRC Worldwide, Inc.*^	13,400	60,166

		3,943,406

Trading Companies & Distributors (0.4%)
Aceto Corp.	5,000	29,800
Aircastle Ltd.^	26,636	123,857
Applied Industrial Technologies, Inc.^	7,000	118,090
Beacon Roofing Supply, Inc.*	13,660	182,907
GATX Corp.^	10,300	208,370
H&E Equipment Services, Inc.*	9,900	64,845
Interline Brands, Inc.*	7,700	64,911
Kaman Corp.	5,700	71,478
Lawson Products, Inc.	900	10,953
RSC Holdings, Inc.*	2,340	12,308
Rush Enterprises, Inc., Class A*	28,020	249,939
Rush Enterprises, Inc., Class B*	2,370	18,557
TAL International Group, Inc.^	2,400	17,568
Textainer Group Holdings Ltd.	2,860	19,305
United Rentals, Inc.*^	15,700	66,097
Watsco, Inc.^	2,800	95,284
WESCO International, Inc.*^	3,490	63,239
Willis Lease Finance Corp.*	2,318	24,524

		1,442,032

Transportation Infrastructure (0.0%)
CAI International, Inc.*	800	2,264

Total Industrials		41,060,184

Information Technology (8.6%)
Communications Equipment (1.1%)
3Com Corp.*	96,200	297,258
ADC Telecommunications, Inc.*^	23,400	102,726
ADTRAN, Inc.^	6,000	97,260
Airvana, Inc.*	900	5,265
Anaren, Inc.*^	3,500	38,290

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Arris Group, Inc.*	65,738	$484,489
Avocent Corp.*^	24,478	297,163
Bel Fuse, Inc., Class B	3,100	41,664
Black Box Corp.	10,500	247,905
Bookham, Inc.*	37,100	15,953
Brocade Communications Systems, Inc.*	76,900	265,305
DG FastChannel, Inc.*	700	13,139
Digi International, Inc.*	4,900	37,583
EchoStar Corp., Class A*	9,200	136,436
EMS Technologies, Inc.*	3,600	62,856
Emulex Corp.*	21,500	108,145
Extreme Networks, Inc.*	24,800	37,696
Globecomm Systems, Inc.*	2,500	14,475
Harmonic, Inc.*	13,000	84,500
Harris Stratex Networks, Inc., Class A*^	6,400	24,640
Ixia*	4,300	22,231
JDS Uniphase Corp.*	79,920	259,740
Loral Space & Communications, Inc.*	2,800	59,808
MRV Communications, Inc.*	32,600	10,106
NETGEAR, Inc.*	6,800	81,940
Oplink Communications, Inc.*	3,300	25,410
Opnext, Inc.*^	3,100	5,301
Orbcomm, Inc.*	2,100	3,087
Palm, Inc.*^	4,400	37,928
PC-Tel, Inc.	2,700	11,610
Plantronics, Inc.	12,000	144,840
Polycom, Inc.*	1,600	24,624
Powerwave Technologies, Inc.*	48,300	28,690
SeaChange International, Inc.*	7,200	41,184
ShoreTel, Inc.*	2,400	10,344
Sycamore Networks, Inc.*	41,800	111,606
Symmetricom, Inc.*	10,600	37,100
Tekelec*	34,130	451,540
Tellabs, Inc.*	97,600	447,008
UTStarcom, Inc.*	25,900	20,202
ViaSat, Inc.*	4,700	97,854

		4,344,901

Computers & Peripherals (0.4%)
Adaptec, Inc.*	31,500	75,600
Avid Technology, Inc.*	7,500	68,550
Cray, Inc.*	5,500	19,250
Diebold, Inc.	2,600	55,510
Electronics for Imaging, Inc.*	12,500	122,500
Hutchinson Technology, Inc.*^	5,200	13,520
Hypercom Corp.*^	5,300	5,088
Imation Corp.	7,100	54,315
Immersion Corp.*^	5,000	14,650
Intevac, Inc.*	5,600	29,176
Lexmark International, Inc., Class A*	20,060	338,412
NetApp, Inc.*	32,160	477,255
Novatel Wireless, Inc.*^	4,500	25,290
QLogic Corp.*	35,326	392,825
Quantum Corp.*	33,000	22,110
Rackable Systems, Inc.*	6,700	27,202
Rimage Corp.*	2,500	33,375
Super Micro Computer, Inc.*	1,400	6,888

		1,781,516

Electronic Equipment, Instruments & Components (2.8%)
Agilysys, Inc.^	5,700	24,510
Anixter International, Inc.*^	6,500	205,920
Arrow Electronics, Inc.*	92,060	1,754,664
Avnet, Inc.*	20,700	362,457
AVX Corp.^	11,500	104,420
Benchmark Electronics, Inc.*	13,100	146,720
Brightpoint, Inc.*^	12,700	54,356
Checkpoint Systems, Inc.*	9,600	86,112
Cogent, Inc.*^	4,600	54,740
Coherent, Inc.*^	6,173	106,484
Comverge, Inc.*	400	2,780
CPI International, Inc.*	1,700	15,980
CTS Corp.^	8,600	31,046
Electro Rent Corp.	5,300	51,092
Electro Scientific Industries, Inc.*	6,300	37,296
Flextronics International Ltd.*	152,980	442,112
Gerber Scientific, Inc.*^	4,700	11,233
ICx Technologies, Inc.*	2,300	9,315
Ingram Micro, Inc., Class A*	257,000	3,248,479
Insight Enterprises, Inc.*	13,200	40,392
Jabil Circuit, Inc.	27,600	153,456
Kingboard Laminates Holdings Ltd.	1,259,800	350,107
L-1 Identity Solutions, Inc.*	16,000	81,760
Littelfuse, Inc.*	3,500	38,465
Measurement Specialties, Inc.*^	5,651	23,113
Mercury Computer Systems, Inc.*	6,400	35,392
Methode Electronics, Inc.	10,900	39,022
MTS Systems Corp.	2,700	61,425
Multi-Fineline Electronix, Inc.*^	400	6,736
Newport Corp.*	7,900	34,918
OSI Systems, Inc.*	700	10,682
Park Electrochemical Corp.	800	13,824
PC Connection, Inc.*	3,500	13,300
PC Mall, Inc.*	700	3,178
Plexus Corp.*	600	8,292
RadiSys Corp.*^	6,300	38,178
Richardson Electronics Ltd.	4,070	13,757
Rogers Corp.*^	4,200	79,296
Sanmina-SCI Corp.*	92,200	28,121
Scansource, Inc.*^	1,800	33,444
SMART Modular Technologies (WWH), Inc.*	9,200	12,696
SYNNEX Corp.*^	10,100	198,667
Tech Data Corp.*	141,560	3,083,176
Technitrol, Inc.^	8,400	14,364
TESSCOTechnologies, Inc.*	1,327	10,298
TTM Technologies, Inc.*	9,100	52,780
Vicon Industries, Inc.*	1,104	5,873
Vishay Intertechnology, Inc.*	43,900	152,772
Zygo Corp.*	3,500	16,065

		11,403,265

Internet Software & Services (0.7%)
DealerTrack Holdings, Inc.*	3,000	39,300
EarthLink, Inc.*	41,380	271,867
eBay, Inc.*	128,200	1,610,191
HSW International, Inc.*	5,900	974
IAC/InterActiveCorp*	15,000	228,450
InfoSpace, Inc.*	3,600	18,720
Internap Network Services Corp.*^	5,200	13,988
Internet Brands, Inc., Class A*^	2,700	15,849
Internet Capital Group, Inc.*	3,100	12,493
Keynote Systems, Inc.*	2,800	22,204
Limelight Networks, Inc.*	4,800	16,080
ModusLink Global Solutions, Inc.*	12,200	31,598
Perficient, Inc.*	7,100	38,340
Rackspace Hosting, Inc.*^	1,700	12,733
RealNetworks, Inc.*	14,400	33,552
S1 Corp.*	2,500	12,875
SonicWALL, Inc.*	12,500	55,750
SupportSoft, Inc.*	5,400	10,368

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
TheStreet.com, Inc.^	2,700	$5,319
United Online, Inc.	43,756	195,152
Vignette Corp.*	2,800	18,704
Web.com Group, Inc.*	4,500	14,940
Websense, Inc.*	800	9,600

		2,689,047

IT Services (1.0%)
Acxiom Corp.	14,900	110,260
CACI International, Inc., Class A*^	29,820	1,088,131
CIBER, Inc.*^	36,136	98,651
Computer Task Group, Inc.*	3,970	13,697
Convergys Corp.*	52,596	424,976
CSG Systems International, Inc.*^	10,020	143,086
DST Systems, Inc.*	2,000	69,240
Euronet Worldwide, Inc.*^	11,100	144,966
Genpact Ltd.*	1,200	10,632
Gevity HR, Inc.	6,500	25,675
Global Cash Access Holdings, Inc.*^	3,000	11,460
Heartland Payment Systems, Inc.	1,200	7,932
infoGROUP, Inc.*	19,860	82,618
MAXIMUS, Inc.	9,758	388,954
Ness Technologies, Inc.*	9,500	28,025
Perot Systems Corp., Class A*	20,600	265,328
Safeguard Scientifics, Inc.*^	20,300	11,165
SAIC, Inc.*	41,200	769,204
SRA International, Inc., Class A*	4,700	69,090
TechTeam Global, Inc.*	2,913	14,215
TNS, Inc.*	900	7,362
Unisys Corp.*^	34,400	18,232
VeriFone Holdings, Inc.*	7,600	51,680
Virtusa Corp.*	900	5,580
Wright Express Corp.*	1,560	28,423

		3,888,582

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*^	1,000	19,020

Semiconductors & Semiconductor Equipment (1.5%)
Actel Corp.*^	7,558	76,487
Advanced Energy Industries, Inc.*	6,300	47,439
Advanced Micro Devices, Inc.*^	142,200	433,710
Amkor Technology, Inc.*^	24,400	65,392
Applied Micro Circuits Corp.*	10,700	52,002
Asyst Technologies, Inc.*^	16,100	4,508
Atmel Corp.*	38,100	138,303
Axcelis Technologies, Inc.*	1,415,248	537,794
Brooks Automation, Inc.*	15,300	70,533
CEVA, Inc.*	1,900	13,832
Cirrus Logic, Inc.*	10,660	40,082
Cohu, Inc.	5,100	36,720
Cree, Inc.*^	12,600	296,478
Cymer, Inc.*	5,600	124,656
DSP Group, Inc.*	6,100	26,352
Entegris, Inc.*	27,000	23,220
Entropic Communications, Inc.*	400	296
Exar Corp.*^	8,600	53,664
Fairchild Semiconductor International, Inc.*	29,200	108,916
FEI Co.*	8,600	132,698
FormFactor, Inc.*	5,000	90,100
Integrated Device Technology, Inc.*	23,100	105,105
International Rectifier Corp.*	13,400	181,034
Intersil Corp., Class A^	19,400	223,100
IXYS Corp.	3,200	25,792
Kopin Corp.*	17,200	39,904
Lattice Semiconductor Corp.*	13,300	18,354
LSI Corp.*	37,800	114,912
LTX-Credence Corp.*^	43,800	12,264
Mattson Technology, Inc.*^	18,200	15,306
MIPS Technologies, Inc.*	9,800	28,714
MKS Instruments, Inc.*	11,100	162,837
Novellus Systems, Inc.*^	17,200	286,036
OmniVision Technologies, Inc.*	10,800	72,576
Photronics, Inc.*^	15,400	14,784
PLX Technology, Inc.*	500	1,085
PMC-Sierra, Inc.*	21,200	135,256
RF Micro Devices, Inc.*	62,900	83,657
Rudolph Technologies, Inc.*	6,400	19,392
Semitool, Inc.*	1,400	3,892
Semtech Corp.*	600	8,010
Sigma Designs, Inc.*^	1,000	12,440
Silicon Storage Technology, Inc.*^	22,100	36,465
SiRF Technology Holdings, Inc.*	17,100	39,330
Skyworks Solutions, Inc.*	32,400	261,144
Spansion, Inc., Class A*^	42,500	5,512
Standard Microsystems Corp.*^	5,789	107,675
Teradyne, Inc.*	75,920	332,530
Trident Microsystems, Inc.*^	7,300	10,658
TriQuint Semiconductor, Inc.*	33,300	82,251
Ultra Clean Holdings, Inc.*^	7,200	7,704
Varian Semiconductor Equipment Associates, Inc.*^	58,790	1,273,392
Veeco Instruments, Inc.*	1,800	12,006
Zoran Corp.*	12,100	106,480

		6,212,779

Software (1.1%)
American Software, Inc., Class A	2,800	14,756
Ariba, Inc.*	3,300	28,809
Blackbaud, Inc.	1,200	13,932
Bottomline Technologies, Inc.*	4,800	31,584
Cadence Design Systems, Inc.*	61,500	258,300
Compuware Corp.*	24,000	158,160
Deltek, Inc.*	400	1,732
Digimarc Corp.*^	100	972
Epicor Software Corp.*	15,100	57,531
EPIQ Systems, Inc.*^	3,000	54,090
Fair Isaac Corp.	11,500	161,805
i2 Technologies, Inc.*^	4,400	34,760
Jack Henry & Associates, Inc.	1,400	22,848
JDA Software Group, Inc.*	12,096	139,709
Kenexa Corp.*	1,800	9,702
Macrovision Solutions Corp.*	18,200	323,778
McAfee, Inc.*^	32,560	1,090,761
Mentor Graphics Corp.*	19,700	87,468
Monotype Imaging Holdings, Inc.*	1,600	5,984
MSC.Software Corp.*	10,600	59,784
NetScout Systems, Inc.*	1,700	12,172
Novell, Inc.*	46,000	195,960
OpenTV Corp., Class A*^	21,800	32,918
Opnet Technologies, Inc.*	500	4,335
Parametric Technology Corp.*	1,100	10,978
Progress Software Corp.*	800	13,888
Quest Software, Inc.*	16,300	206,684
Smith Micro Software, Inc.*^	1,900	9,937
Sonic Solutions, Inc.*	3,200	3,840
Sourcefire, Inc.*	1,400	10,192
SPSS, Inc.*^	3,129	88,957
Sybase, Inc.*^	2,900	87,841
Symyx Technologies, Inc.*	3,100	13,795
Synopsys, Inc.*	37,069	768,440
THQ, Inc.*	4,300	13,072

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
TIBCO Software, Inc.*	41,600	$244,192

		4,273,666

Total Information Technology		34,612,776

Materials (13.2%)
Chemicals (2.2%)
A. Schulman, Inc.	6,300	85,365
Agrium, Inc.	16,120	576,935
American Vanguard Corp.	400	5,160
Arch Chemicals, Inc.	3,900	73,944
Ashland, Inc.^	15,900	164,247
Cabot Corp.^	15,200	159,752
Celanese Corp., Class A	52,720	704,866
Cytec Industries, Inc.	11,300	169,726
Eastman Chemical Co.^	18,700	501,160
Ferro Corp.^	2,000	2,860
FMC Corp.	37,140	1,602,219
GenTek, Inc.*	700	12,243
H.B. Fuller Co.	11,400	148,200
Huntsman Corp.	35,400	110,802
ICO, Inc.*^	6,300	12,978
Innophos Holdings, Inc.	4,256	48,008
Innospec, Inc.	3,300	12,441
Intrepid Potash, Inc.*^	3,600	66,420
JSR Corp.	14,180	167,192
Koppers Holdings, Inc.	4,700	68,244
LSB Industries, Inc.*	1,100	10,879
Lubrizol Corp.	16,700	567,967
Minerals Technologies, Inc.	2,600	83,330
Mosaic Co.	16,630	698,127
Nalco Holding Co.	2,900	37,903
NewMarket Corp.	1,020	45,186
NL Industries, Inc.^	1,000	10,000
Olin Corp.	17,800	254,006
OM Group, Inc.*	13,121	253,498
Penford Corp.^	2,000	7,260
PolyOne Corp.*	21,800	50,358
Quaker Chemical Corp.	600	4,764
Rockwood Holdings, Inc.*	9,600	76,224
RPM International, Inc.^	31,700	403,541
Scotts Miracle-Gro Co., Class A^	2,400	83,280
Sensient Technologies Corp.^	11,500	270,250
Solutia, Inc.*	8,100	15,147
Spartech Corp.^	6,700	16,482
Stepan Co.	1,000	27,300
Terra Industries, Inc.	19,540	548,879
Valhi, Inc.^	1,300	12,194
Valspar Corp.^	24,500	489,265
W.R. Grace & Co.*^	4,100	25,912
Westlake Chemical Corp.^	4,600	67,298

		8,751,812

Construction Materials (0.0%)
Eagle Materials, Inc.^	1,300	31,525
Headwaters, Inc.*^	9,000	28,260
Martin Marietta Materials, Inc.	800	63,440
U.S. Concrete, Inc.*^	7,700	15,400
United States Lime & Minerals, Inc.*^	300	8,208

		146,833

Containers & Packaging (1.5%)
AptarGroup, Inc.	13,300	414,162
Ball Corp.	20,300	881,020
Bemis Co., Inc.	24,400	511,668
Boise, Inc.*	13,100	7,991
Bway Holding Co.*	1,000	7,890
Greif, Inc., Class A	18,520	616,531
Myers Industries, Inc.	2,200	13,508
Owens-Illinois, Inc.*	30,720	443,597
Packaging Corp. of America	19,000	247,380
Pactiv Corp.*	62,480	911,583
Rock-Tenn Co., Class A	17,680	478,244
Sealed Air Corp.	39,200	540,960
Silgan Holdings, Inc.	3,100	162,874
Sonoco Products Co.	24,400	511,912
Temple-Inland, Inc.^	26,100	140,157

		5,889,477

Metals & Mining (9.1%)
A.M. Castle & Co.^	3,600	32,112
Alcoa, Inc.	321,400	2,359,076
Allied Nevada Gold Corp.*^	2,000	11,700
AMCOL International Corp.^	3,900	57,876
Banro Corp.*	1,713,060	2,775,157
Brush Engineered Materials, Inc.*^	4,900	67,963
Carpenter Technology Corp.	9,800	138,376
Century Aluminum Co.*	4,900	10,339
China Precision Steel, Inc.*	6,400	7,488
Cliffs Natural Resources, Inc.	32,920	597,827
Coeur d’Alene Mines Corp.*	148,800	139,872
Commercial Metals Co.^	27,300	315,315
Compass Minerals International, Inc.	3,800	214,206
Freeport-McMoRan Copper & Gold, Inc.	55,677	2,121,850
Friedman Industries, Inc.	1,900	9,405
General Moly, Inc.*	4,300	4,558
Geovic Mining Corp.*	572,242	263,231
Gold Fields Ltd. (ADR)	459,161	5,206,886
Haynes International, Inc.*	2,500	44,550
Hecla Mining Co.*	52,900	105,800
Horsehead Holding Corp.*	8,100	44,550
IAMGOLD Corp.	300,305	2,567,608
Ivanhoe Mines Ltd.*	271,866	1,671,976
Kaiser Aluminum Corp.^	3,800	87,856
Kinross Gold Corp.	405,990	7,255,042
Lihir Gold Ltd. (ADR)*	297,730	6,761,448
Novagold Resources, Inc.*	384,120	1,060,171
Olympic Steel, Inc.	800	12,136
Orezone Gold Corp.*	657,664	180,339
Reliance Steel & Aluminum Co.^	15,400	405,482
Royal Gold, Inc.	7,000	327,320
RTI International Metals, Inc.*	5,500	64,350
Schnitzer Steel Industries, Inc., Class A^	4,400	138,116
Silver Standard Resources, Inc.*	59,050	951,886
Steel Dynamics, Inc.^	29,300	258,133
Stillwater Mining Co.*	7,100	26,270
Sutor Technology Group Ltd.*^	1,300	1,820
Titanium Metals Corp.	16,300	89,161
Universal Stainless & Alloy Products, Inc.*^	1,300	12,571
Worthington Industries, Inc.	12,900	112,359

		36,512,181

Paper & Forest Products (0.4%)
AbitibiBowater, Inc.*	19,600	10,780
Buckeye Technologies, Inc.*	9,900	21,087
Clearwater Paper Corp.*	1,400	11,242
Domtar Corp.*	1,402,650	1,332,517
Glatfelter	12,482	77,888
KapStone Paper and Packaging Corp.*	3,100	7,626
Louisiana-Pacific Corp.	24,300	54,189
Mercer International, Inc.*^	11,000	7,260
Neenah Paper, Inc.^	2,900	10,527

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Schweitzer-Mauduit International, Inc.	8,980	$165,771
Verso Paper Corp.	5,200	3,328
Wausau Paper Corp.	11,100	58,386

		1,760,601

Total Materials		53,060,904

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.8%)
Alaska Communications Systems Group, Inc.	5,900	39,530
Atlantic Tele-Network, Inc.	2,200	42,196
CenturyTel, Inc.^	45,300	1,273,836
Cincinnati Bell, Inc.*^	54,100	124,430
Consolidated Communications Holdings, Inc.	3,200	32,832
D&E Communications, Inc.	4,033	21,657
FairPoint Communications, Inc.	32,700	25,506
Frontier Communications Corp.	61,800	443,724
General Communication, Inc., Class A*	11,600	77,488
Global Crossing Ltd.*	4,900	34,300
Globalstar, Inc.*	16,500	5,775
HickoryTech Corp.	3,425	18,427
iBasis, Inc.*^	10,900	7,303
IDT Corp., Class B*	6,633	7,694
Iowa Telecommunications Services, Inc.^	7,300	83,658
PAETEC Holding Corp.*^	11,300	16,272
Premiere Global Services, Inc.*	5,000	44,100
Shenandoah Telecommunications Co.	400	9,120
TELUS Corp. (Non-Voting), Class A	179,100	4,721,076
tw telecom, Inc.*^	3,900	34,125
Vonage Holdings Corp.*	3,000	1,200

		7,064,249

Wireless Telecommunication Services (0.8%)
Centennial Communications Corp.*	2,400	19,824
Clearwire Corp., Class A*^	2,700	13,905
FiberTower Corp.*	44,300	8,860
ICO Global Communications Holdings Ltd.*	25,800	9,030
iPCS, Inc.*^	3,300	32,043
Leap Wireless International, Inc.*^	11,800	411,466
Syniverse Holdings, Inc.*	6,500	102,440
Telephone & Data Systems, Inc.	14,700	389,697
TerreStar Corp.*^	15,000	8,400
Tim Participacoes S.A. (Preference) (ADR)	122,800	1,525,176
USA Mobility, Inc.	10,400	95,784
Vivo Participacoes S.A. (ADR)	51,200	668,160

		3,284,785

Total Telecommunication Services		10,349,034

Utilities (8.2%)
Electric Utilities (2.9%)
Allete, Inc.	6,600	176,154
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	163,890	1,748,706
Central Vermont Public Service Corp.	3,100	53,630
Cleco Corp.	14,400	312,336
DPL, Inc.	25,600	577,024
El Paso Electric Co.*	10,872	153,186
Empire District Electric Co.	7,900	114,076
Great Plains Energy, Inc.^	29,200	393,324
Hawaiian Electric Industries, Inc.	22,200	305,028
IDACORP, Inc.	10,800	252,288
MGE Energy, Inc.	5,200	163,124
Northeast Utilities	92,960	2,007,007
NV Energy, Inc.	181,920	1,708,229
Pepco Holdings, Inc.	89,620	1,118,458
Pinnacle West Capital Corp.	46,311	1,230,020
Portland General Electric Co.	18,300	321,897
UIL Holdings Corp.	8,622	192,443
UniSource Energy Corp.	8,200	231,158
Westar Energy, Inc.^	25,700	450,521

		11,508,609

Gas Utilities (1.7%)
AGL Resources, Inc.^	18,800	498,764
Atmos Energy Corp.	22,100	510,952
Chesapeake Utilities Corp.	1,700	51,816
Energen Corp.	14,200	413,646
Energy West, Inc.	1,145	9,366
Laclede Group, Inc.	5,200	202,696
National Fuel Gas Co.	19,800	607,266
New Jersey Resources Corp.	10,300	349,994
Nicor, Inc.	11,100	368,853
Northwest Natural Gas Co.	6,300	273,546
ONEOK, Inc.	25,500	577,065
Piedmont Natural Gas Co., Inc.^	18,000	466,020
South Jersey Industries, Inc.	7,100	248,500
Southwest Gas Corp.	22,734	479,005
UGI Corp.	66,020	1,558,733
WGL Holdings, Inc.^	12,100	396,880

		7,013,102

Independent Power Producers & Energy Traders (0.0%)
Synthesis Energy Systems, Inc.*	3,900	2,574

Multi-Utilities (3.2%)
Alliant Energy Corp.	27,000	666,630
Ameren Corp.	91,200	2,114,928
Avista Corp.	13,100	180,518
Black Hills Corp.^	9,100	162,799
CenterPoint Energy, Inc.	31,100	324,373
CH Energy Group, Inc.	3,700	173,530
CMS Energy Corp.^	69,783	826,231
Integrys Energy Group, Inc.^	18,700	486,948
MDU Resources Group, Inc.	58,910	950,807
NorthWestern Corp.	11,342	243,626
NSTAR^	26,100	832,068
OGE Energy Corp.	22,600	538,332
PNM Resources, Inc.	157,600	1,301,776
SCANA Corp.	28,500	880,365
TECO Energy, Inc.^	84,360	940,614
Vectren Corp.	19,900	419,691
Wisconsin Energy Corp.^	53,960	2,221,533

		13,264,769

Water Utilities (0.4%)
American States Water Co.^	4,100	148,912
American Water Works Co., Inc.	15,100	290,524
Aqua America, Inc.^	32,600	652,000
California Water Service Group	4,700	196,742
Connecticut Water Service, Inc.	2,000	40,560
Middlesex Water Co.	3,200	46,080
SJW Corp.^	3,000	76,290
Southwest Water Co.^	6,800	29,240

		1,480,348

Total Utilities		33,269,402

Total Common Stocks (93.6%) (Cost $421,900,806)		377,554,935

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Industrials (0.4%)
Road & Rail (0.4%)
Kansas City Southern
5.125%	2,823	$1,607,549

Total Convertible Preferred Stocks (0.4%) (Cost $2,034,114)		1,607,549

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Kayne Anderson Energy Development Co. (Cost $30,497)	2,500	23,350

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (5.6%)
Consumer Discretionary (0.5%)
Media (0.5%)
Interpublic Group of Cos., Inc.
4.250%, 3/15/23	$2,772,000	2,023,560

Total Consumer Discretionary		2,023,560

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Delta Petroleum Corp.
3.750%, 5/1/37	4,773,000	1,181,318
USEC, Inc.
3.000%, 10/1/14	5,088,000	2,804,760

Total Energy		3,986,078

Health Care (0.5%)
Health Care Providers & Services (0.5%)
Omnicare, Inc.
3.250%, 12/15/35	3,303,000	2,163,465

Total Health Care		2,163,465

Industrials (2.4%)
Airlines (0.4%)
JetBlue Airways Corp.
3.750%, 3/15/35	1,675,000	1,457,250

Building Products (0.4%)
Griffon Corp.
4.000%, 7/18/23	1,581,000	1,468,354

Machinery (1.6%)
Albany International Corp.
2.250%, 3/15/26(e)	7,665,000	4,254,074
Trinity Industries, Inc.
3.875%, 6/1/36	5,369,000	2,301,959

		6,556,033

Total Industrials		9,481,637

Information Technology (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
Qimonda Finance LLC
6.750%, 3/22/13(b)	4,500,000	112,500

Total Information Technology		112,500

Materials (0.6%)
Metals & Mining (0.6%)
Coeur d’Alene Mines Corp.
1.250%, 1/15/24	4,269,000	2,598,754

Total Materials		2,598,754

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
NII Holdings, Inc.
3.125%, 6/15/12	3,403,000	2,365,085

Total Telecommunication Services		2,365,085

Total Convertible Bonds		22,731,079

Total Long-Term Debt Securities (5.6%) (Cost $20,983,737)		22,731,079

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Insurance (0.0%)
United America Indemnity Ltd., expiring 4/6/09* (Cost $—)	6,800	838

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.18%, 6/11/09 #(p)	$396,000	395,858

Short-Term Investments of Cash Collateral for Securities Loaned (16.9%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	3,470,000	3,470,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	2,540,000	2,494,786
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	35,645,125	35,645,125
General Electric Capital Corp.
0.40%, 3/12/10 (l)	460,000	434,810
K2 (USA) LLC
0.37%, 5/29/09 (l)	4,619,683	4,619,683
0.37%, 6/18/09 (l)	5,779,572	5,760,262
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	2,889,981	346,798
Links Finance LLC
0.37%, 6/25/09 (l)	1,729,891	1,722,423
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,430,000	4,615,499
Morgan Stanley
0.46%, 5/7/09 (l)	5,780,000	5,780,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,469,566	3,131,675

Total Short-Term Investments of Cash Collateral for Securities Loaned		68,021,061

Time Deposit (1.8%)
JPMorgan Chase Nassau
0.004%, 4/1/09	7,341,128	7,341,128

Total Short-Term Investments (18.8%) (Cost/Amortized Cost $79,550,750)		75,758,047

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (118.4%) (Cost/Amortized Cost $524,499,904)		$477,675,798
Other Assets Less Liabilities (-18.4%)		(74,385,104)

Net Assets (100%)		$403,290,694

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,146,622 or 0.3% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $1,146,567 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

Glossary:

ADR — American Depositary Receipt

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
Russell 2000 Mini Index	23	June-09	$833,609	$968,990	$135,381
S&P MidCap 400 E-Mini Index	36	June-09	1,556,012	1,756,440	200,428

					$335,809

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$374,265,847	$102,263,329	$1,146,622	$477,675,798
Other Investments*	335,809	—	—	335,809

Total	$374,601,656	$102,263,329	$1,146,622	$478,011,607

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$5,067,405	$—
Total gains or losses (realized/unrealized) included in earnings	(417,145)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(3,503,638)	—

Balance as of 3/31/09	$1,146,622	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$(417,145)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$286,287,328
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$450,537,397

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,000,821
Aggregate gross unrealized depreciation	(85,066,077)

Net unrealized depreciation	$(57,065,256)

Federal income tax cost of investments	$534,741,054

At March 31, 2009, the Portfolio had loaned securities with a total value of $71,156,312. This was secured by collateral of $71,813,818, which was received as cash and subsequently invested in short-term investments currently valued at $68,021,061, as reported in the portfolio of investments.

For the three months ended March 31, 2009, the Portfolio incurred approximately $377 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $15 as brokerage commissions with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $87,489,302, which expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.7%)
Auto Components (0.1%)
Amerigon, Inc.*^	10,500	$38,850
Drew Industries, Inc.*	1,400	12,152
Exide Technologies*^	39,600	118,800
Fuel Systems Solutions, Inc.*^	6,300	84,924
Hayes Lemmerz International, Inc.*	9,500	1,758
Quantum Fuel Systems Technologies Worldwide, Inc.*	50,100	40,080
Raser Technologies, Inc.*^	16,600	69,554
Spartan Motors, Inc.	2,000	8,040
Wonder Auto Technology, Inc.*^	7,900	28,282

		402,440

Automobiles (0.0%)
Winnebago Industries, Inc.	15,600	82,836

Distributors (0.1%)
Aristotle Corp.*	1,000	3,460
LKQ Corp.*	25,665	366,240

		369,700

Diversified Consumer Services (1.5%)
American Public Education, Inc.*	25,557	1,074,927
Capella Education Co.*	11,875	629,375
Coinstar, Inc.*^	14,400	471,744
Corinthian Colleges, Inc.*^	53,870	1,047,772
Grand Canyon Education, Inc.*^	20,329	350,879
K12, Inc.*^	21,507	298,947
Learning Tree International, Inc.*	4,600	38,962
Lincoln Educational Services Corp.*^	1,000	18,320
Matthews International Corp., Class A^	15,200	437,912
New Oriental Education & Technology Group, Inc. (ADR)*^	1,988	99,897
Pre-Paid Legal Services, Inc.*	4,200	121,926
Princeton Review, Inc.*	6,200	26,970
Sotheby’s, Inc.	34,500	310,500
Steiner Leisure Ltd.*	5,100	124,491
Universal Technical Institute, Inc.*^	4,200	50,400
Weight Watchers International, Inc.	11,100	205,905

		5,308,927

Hotels, Restaurants & Leisure (5.2%)
AFC Enterprises, Inc.*	6,300	28,413
Ambassadors Group, Inc.	10,200	82,824
Bally Technologies, Inc.*	194,629	3,585,065
BJ’s Restaurants, Inc.*^	220,924	3,073,053
Buffalo Wild Wings, Inc.*^	9,100	332,878
Burger King Holdings, Inc.	13,410	307,760
California Pizza Kitchen, Inc.*	8,200	107,256
CEC Entertainment, Inc.*	9,000	232,920
Cheesecake Factory, Inc.*	30,700	351,515
CKE Restaurants, Inc.	52,200	438,480
Cracker Barrel Old Country Store, Inc.^	7,700	220,528
Denny’s Corp.*	50,800	84,836
DineEquity, Inc.^	9,400	111,484
Dover Downs Gaming & Entertainment, Inc.^	7,800	23,946
Dover Motorsports, Inc.^	6,400	11,840
Einstein Noah Restaurant Group, Inc.*	1,800	10,494
Great Wolf Resorts, Inc.*^	112,362	261,803
Jack in the Box, Inc.*^	18,800	437,852
Krispy Kreme Doughnuts, Inc.*	29,100	46,560
Life Time Fitness, Inc.*^	18,500	232,360
Monarch Casino & Resort, Inc.*	1,800	9,288
Morgans Hotel Group Co.*	10,400	32,344
P.F. Chang’s China Bistro, Inc.*^	11,500	263,120
Panera Bread Co., Class A*	2,475	138,353
Papa John’s International, Inc.*	9,000	205,830
Peet’s Coffee & Tea, Inc.*	6,700	144,854
Penn National Gaming, Inc.*	54,345	1,312,432
Pinnacle Entertainment, Inc.*	27,533	193,832
Red Robin Gourmet Burgers, Inc.*^	7,000	123,410
Rick’s Cabaret International, Inc.*	2,600	11,804
Riviera Holdings Corp.*	6,400	6,528
Ruth’s Hospitality Group, Inc.*^	8,900	10,769
Scientific Games Corp., Class A*	7,500	90,825
Shuffle Master, Inc.*	361,808	1,038,389
Sonic Corp.*	25,800	258,516
Texas Roadhouse, Inc., Class A*^	36,650	349,275
Town Sports International Holdings, Inc.*^	7,700	23,023
Vail Resorts, Inc.*^	14,300	292,149
Wendy’s/Arby’s Group, Inc., Class A^	200,200	1,007,006
WMS Industries, Inc.*^	127,674	2,669,663

		18,163,277

Household Durables (1.5%)
Cavco Industries, Inc.*	2,800	66,080
Champion Enterprises, Inc.*	30,000	14,400
Hooker Furniture Corp.	400	3,376
iRobot Corp.*	9,600	72,960
Libbey, Inc.^	9,900	9,108
National Presto Industries, Inc.	300	18,303
Tempur-Pedic International, Inc.	23,400	170,820
Tupperware Brands Corp.	31,900	541,981
Universal Electronics, Inc.*	235,162	4,256,432

		5,153,460

Internet & Catalog Retail (1.8%)
1-800-FLOWERS.COM, Inc., Class A*	14,000	28,980
Bidz.com, Inc.*	2,100	8,442
Blue Nile, Inc.*^	7,100	214,065
Drugstore.Com, Inc.*	43,400	50,778
Gaiam, Inc., Class A*	10,800	35,424
Netflix, Inc.*^	99,521	4,271,440
NutriSystem, Inc.^	15,600	222,612
Orbitz Worldwide, Inc.*^	72,603	93,658
Overstock.com, Inc.*^	8,200	75,030
PetMed Express, Inc.*	12,600	207,648
priceline.com, Inc.*^	3,520	277,306
Shutterfly, Inc.*^	68,323	640,187
Stamps.com, Inc.*	7,000	67,900

		6,193,470

Leisure Equipment & Products (0.3%)
Leapfrog Enterprises, Inc.*	18,700	25,806
Marine Products Corp.	2,700	11,448
Polaris Industries, Inc.^	26,475	567,624
Pool Corp.^	19,800	265,320
Smith & Wesson Holding Corp.*	20,300	122,206

		992,404

Media (0.9%)
Arbitron, Inc.	14,500	217,645
Charter Communications, Inc., Class A*	139,500	2,902
Cinemark Holdings, Inc.	39,710	372,877
CKX, Inc.*	15,700	64,370
Crown Media Holdings, Inc., Class A*	3,700	7,548

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Dolan Media Co.*^	13,300	$104,671
Entravision Communications Corp., Class A*^	22,200	5,772
Global Sources Ltd.*	8,850	34,427
Global Traffic Network, Inc.*	6,700	20,301
Harte-Hanks, Inc.^	1,800	9,630
Interactive Data Corp.	8,900	221,254
Live Nation, Inc.*	96,212	256,886
LodgeNet Interactive Corp.*^	23,498	37,362
Martha Stewart Living Omnimedia, Inc., Class A*	14,200	35,358
Marvel Entertainment, Inc.*	25,200	669,060
National CineMedia, Inc.	76,690	1,010,773
Playboy Enterprises, Inc., Class B*	4,500	8,865
RCN Corp.*	10,400	38,480
RHI Entertainment, Inc.*	1,700	2,584
Sinclair Broadcast Group, Inc., Class A^	13,500	13,905
Valassis Communications, Inc.*	11,300	17,741
Value Line, Inc.	700	19,138
World Wrestling Entertainment, Inc., Class A^	10,700	123,478

		3,295,027

Multiline Retail (0.0%)
99 Cents Only Stores*^	14,100	130,284
Retail Ventures, Inc.*	1,200	1,824

		132,108

Specialty Retail (2.4%)
Aeropostale, Inc.*^	34,800	924,288
bebe stores, Inc.	4,800	32,016
Borders Group, Inc.*	25,100	15,813
Buckle, Inc.^	13,820	441,273
Cache, Inc.*	5,300	15,264
Cato Corp., Class A	2,700	49,356
Charlotte Russe Holding, Inc.*	1,200	9,780
Chico’s FAS, Inc.*^	28,000	150,360
Christopher & Banks Corp.	13,600	55,624
Citi Trends, Inc.*	7,500	171,675
Coldwater Creek, Inc.*	28,000	70,280
Dick’s Sporting Goods, Inc.*	2,600	37,102
DSW, Inc., Class A*^	4,400	40,876
Finish Line, Inc., Class A	6,900	45,678
Genesco, Inc.*	208,582	3,927,598
Gymboree Corp.*^	10,400	222,040
Haverty Furniture Cos., Inc.	2,600	27,378
hhgregg, Inc.*^	24,591	347,963
Hibbett Sports, Inc.*^	14,500	278,690
J. Crew Group, Inc.*^	21,700	286,006
JoS. A. Bank Clothiers, Inc.*	2,100	58,401
Lumber Liquidators, Inc.*	4,900	62,475
Men’s Wearhouse, Inc.	3,000	45,420
Midas, Inc.*	6,800	53,856
Monro Muffler, Inc.	600	16,398
New York & Co., Inc.*	2,900	10,295
Pier 1 Imports, Inc.*	11,700	6,552
Sally Beauty Holdings, Inc.*	44,900	255,032
Systemax, Inc.*	2,600	33,592
Tractor Supply Co.*	14,785	533,147
Tween Brands, Inc.*	9,400	20,116
Ulta Salon Cosmetics & Fragrance, Inc.*	10,000	66,200
Wet Seal, Inc., Class A*	46,700	156,912
Zumiez, Inc.*	10,500	101,850

		8,569,306

Textiles, Apparel & Luxury Goods (0.9%)
American Apparel, Inc.*	19,300	56,356
Cherokee, Inc.	1,900	29,640
Crocs, Inc.*	43,700	52,003
Deckers Outdoor Corp.*^	6,700	355,368
FGX International Holdings Ltd.*	7,300	84,826
Fossil, Inc.*	23,300	365,810
Fuqi International, Inc.*^	4,900	23,030
G-III Apparel Group Ltd.*^	4,300	23,736
Iconix Brand Group, Inc.*	21,700	192,045
Lululemon Athletica, Inc.*^	9,600	83,136
Maidenform Brands, Inc.*	6,300	57,708
Perry Ellis International, Inc.*^	3,000	10,380
Skechers U.S.A., Inc., Class A*	1,800	12,006
True Religion Apparel, Inc.*	16,495	194,806
Under Armour, Inc., Class A*^	16,900	277,667
Volcom, Inc.*	9,100	88,270
Warnaco Group, Inc.*	26,180	628,320
Weyco Group, Inc.^	2,300	59,616
Wolverine World Wide, Inc.	25,600	398,848

		2,993,571

Total Consumer Discretionary		51,656,526

Consumer Staples (1.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*^	4,400	91,784
Coca-Cola Bottling Co. Consolidated	2,200	114,510
National Beverage Corp.*	600	5,502

		211,796

Food & Staples Retailing (0.2%)
Arden Group, Inc., Class A	600	70,104
Great Atlantic & Pacific Tea Co., Inc.*	7,300	38,763
Pantry, Inc.*	1,800	31,698
Pricesmart, Inc.	7,300	131,473
Ruddick Corp.	1,300	29,185
Spartan Stores, Inc.	1,300	20,033
United Natural Foods, Inc.*^	7,100	134,687
Winn-Dixie Stores, Inc.*^	16,500	157,740

		613,683

Food Products (0.7%)
AgFeed Industries, Inc.*	9,500	21,470
Alico, Inc.^	1,300	31,200
American Dairy, Inc.*	2,800	47,348
Calavo Growers, Inc.	5,500	66,110
Cal-Maine Foods, Inc.^	6,200	138,818
Darling International, Inc.*	43,100	159,901
Diamond Foods, Inc.^	8,500	237,405
Flowers Foods, Inc.^	24,000	563,520
Green Mountain Coffee Roasters, Inc.*^	9,000	432,000
Hain Celestial Group, Inc.*	2,600	37,024
HQ Sustainable Maritime Industries, Inc.*	3,700	28,305
Lancaster Colony Corp.	10,400	431,392
Lance, Inc.	2,900	60,378
Lifeway Foods, Inc.*	2,300	18,400
Ralcorp Holdings, Inc.*	3,100	167,028
Sanderson Farms, Inc.	1,600	60,080
Smart Balance, Inc.*	25,400	153,416
Synutra International, Inc.*	6,000	49,260
Tootsie Roll Industries, Inc.	4,192	91,050

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Zhongpin, Inc.*	9,200	$81,696

		2,875,801

Household Products (0.0%)
WD-40 Co.	4,100	98,974

Personal Products (0.6%)
American Oriental Bioengineering, Inc.*	31,200	120,432
Chattem, Inc.*^	8,300	465,215
China Sky One Medical, Inc.*	4,400	50,600
Herbalife Ltd.	68,844	1,031,283
Inter Parfums, Inc.^	600	3,498
Mannatech, Inc.	2,000	6,660
Nu Skin Enterprises, Inc., Class A	17,400	182,526
Schiff Nutrition International, Inc.*	500	2,250
USANA Health Sciences, Inc.*^	3,400	76,024

		1,938,488

Tobacco (0.1%)
Alliance One International, Inc.*	32,200	123,648
Star Scientific, Inc.*^	7,500	32,100
Vector Group Ltd.	16,800	218,232

		373,980

Total Consumer Staples		6,112,722

Energy (6.2%)
Energy Equipment & Services (3.2%)
Basic Energy Services, Inc.*^	20,900	135,223
Bolt Technology Corp.*	5,000	35,550
Cal Dive International, Inc.*	2,500	16,925
CARBO Ceramics, Inc.^	10,500	298,620
Core Laboratories N.V.^	23,790	1,740,476
Dawson Geophysical Co.*^	2,400	32,400
Dril-Quip, Inc.*^	15,900	488,130
ENGlobal Corp.*	14,800	67,192
Geokinetics, Inc.*	2,100	6,867
Gulf Island Fabrication, Inc.	6,300	50,463
GulfMark Offshore, Inc.*	8,700	207,582
IHS, Inc., Class A*	8,106	333,805
ION Geophysical Corp.*^	46,200	72,072
Lufkin Industries, Inc.	94,526	3,580,646
Matrix Service Co.*	13,600	111,792
Mitcham Industries, Inc.*	4,600	17,526
NATCO Group, Inc., Class A*	10,600	200,658
Natural Gas Services Group, Inc.*^	6,800	61,200
Oceaneering International, Inc.*	51,835	1,911,156
OYO Geospace Corp.*^	108,491	1,416,892
Parker Drilling Co.*^	9,600	17,664
PHI, Inc.*	4,800	47,904
Pioneer Drilling Co.*	2,600	8,528
RPC, Inc.^	15,200	100,776
Sulphco, Inc.*^	32,200	34,454
Superior Well Services, Inc.*	6,300	32,319
T-3 Energy Services, Inc.*	6,700	78,926
Union Drilling, Inc.*	1,800	6,840
Willbros Group, Inc.*	20,600	199,820

		11,312,406

Oil, Gas & Consumable Fuels (3.0%)
Abraxas Petroleum Corp.*^	23,500	24,205
Alpha Natural Resources, Inc.*	98,107	1,741,398
American Oil & Gas, Inc.*	7,100	5,467
Apco Argentina, Inc.	1,800	19,836
Approach Resources, Inc.*	4,600	28,520
Arena Resources, Inc.*	32,680	832,686
Atlas America, Inc.	18,300	160,125
ATP Oil & Gas Corp.*^	15,600	80,028
Berry Petroleum Co., Class A^	13,700	150,152
Bill Barrett Corp.*	9,000	200,160
BMB Munai, Inc.*	2,600	1,508
BPZ Resources, Inc.*^	31,400	116,180
Brigham Exploration Co.*	40,515	76,979
Cano Petroleum, Inc.*^	37,500	16,125
Carrizo Oil & Gas, Inc.*^	13,800	122,544
Cheniere Energy, Inc.*^	19,700	83,922
Clayton Williams Energy, Inc.*	2,900	84,796
Clean Energy Fuels Corp.*	12,800	77,952
CNX Gas Corp.*	2,355	55,837
Comstock Resources, Inc.*	28,770	857,346
Concho Resources, Inc.*^	47,955	1,227,168
Contango Oil & Gas Co.*^	6,700	262,640
Crosstex Energy, Inc.	23,600	38,704
CVR Energy, Inc.*^	12,900	71,466
Delta Petroleum Corp.*^	32,000	38,400
DHT Maritime, Inc.	9,500	36,480
Double Eagle Petroleum Co.*	3,800	19,646
Endeavour International Corp.*	59,400	51,678
Energy XXI Bermuda Ltd.	5,900	2,213
Evergreen Energy, Inc.*	63,900	88,949
EXCO Resources, Inc.*	72,500	725,000
FX Energy, Inc.*	19,800	55,044
Gasco Energy, Inc.*	44,000	17,160
General Maritime Corp.	24,700	172,900
GeoGlobal Resources, Inc.*	18,600	13,392
GeoMet, Inc.*	1,900	1,102
GeoResources, Inc.*	3,000	20,160
GMX Resources, Inc.*^	3,600	23,400
Golar LNG Ltd.	15,500	53,165
Goodrich Petroleum Corp.*^	23,935	463,382
Gran Tierra Energy, Inc.*	113,500	284,885
GreenHunter Energy, Inc.*^	3,600	6,840
Gulfport Energy Corp.*^	3,500	8,120
Houston American Energy Corp.	7,000	13,020
International Coal Group, Inc.*^	66,600	107,226
James River Coal Co.*	14,000	172,760
Knightsbridge Tankers Ltd.	8,600	125,130
McMoRan Exploration Co.*	30,500	143,350
National Coal Corp.*^	11,100	15,096
Nordic American Tanker Shipping Ltd.^	5,400	158,220
Northern Oil and Gas, Inc.*	10,100	36,360
Oilsands Quest, Inc.*	16,200	11,664
Pacific Ethanol, Inc.*^	27,800	9,174
Panhandle Oil and Gas, Inc., Class A^	3,800	65,056
Parallel Petroleum Corp.*^	23,100	29,568
Penn Virginia Corp.	21,200	232,776
Petroleum Development Corp.*	7,700	90,937
PetroQuest Energy, Inc.*^	11,100	26,640
PrimeEnergy Corp.*	400	19,960
Quest Resource Corp.*	20,300	6,354
RAM Energy Resources, Inc.*	18,400	13,432
Rentech, Inc.*^	93,400	51,370
Rex Energy Corp.*^	8,300	23,821
Ship Finance International Ltd.^	22,300	146,288
Stone Energy Corp.*	2,500	8,325
Teekay Tankers Ltd., Class A	7,000	66,570
Tri-Valley Corp.*	9,400	10,716
Uranium Resources, Inc.*^	16,000	7,520
USEC, Inc.*	18,100	86,880
VAALCO Energy, Inc.*	9,000	47,610
Venoco, Inc.*	29,870	97,974
Warren Resources, Inc.*	31,700	30,432

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

Westmoreland Coal Co.*^	5,000	$35,850
Whiting Petroleum Corp.*	7,060	182,501

		10,490,240

Total Energy		21,802,646

Financials (5.6%)
Capital Markets (1.5%)
BGC Partners, Inc., Class A	9,100	20,111
Broadpoint Securities Group, Inc.*^	3,500	11,550
Cohen & Steers, Inc.^	5,900	65,844
Diamond Hill Investment Group, Inc.*	1,100	43,252
Epoch Holding Corp.	5,200	35,724
Evercore Partners, Inc., Class A^	23,299	359,970
FCStone Group, Inc.*	12,000	27,360
GAMCO Investors, Inc., Class A^	1,200	39,180
GFI Group, Inc.^	92,349	296,440
Greenhill & Co., Inc.	9,000	664,650
International Assets Holding Corp.*	2,200	22,418
Investment Technology Group, Inc.*	85,574	2,183,848
KBW, Inc.*	500	10,175
Knight Capital Group, Inc., Class A*	6,200	91,388
Ladenburg Thalmann Financial Services, Inc.*	61,800	32,754
optionsXpress Holdings, Inc.	21,600	245,592
Pzena Investment Management, Inc., Class A	4,900	9,359
Riskmetrics Group, Inc.*^	22,311	318,824
Stifel Financial Corp.*	800	34,648
Teton Advisors, Inc.(b)*†	28	55
thinkorswim Group, Inc.*	26,600	229,824
TradeStation Group, Inc.*	16,800	110,880
U.S. Global Investors, Inc., Class A	6,000	29,220
Westwood Holdings Group, Inc.^	2,400	93,816

		4,976,882

Commercial Banks (1.2%)
Cardinal Financial Corp.	8,200	47,068
Enterprise Financial Services Corp.	3,200	31,232
First Commonwealth Financial Corp.	180,270	1,598,995
First Financial Bankshares, Inc.^	2,000	96,340
Hancock Holding Co.^	1,100	34,408
Pinnacle Financial Partners, Inc.*^	2,900	68,759
PrivateBancorp, Inc.^	11,400	164,844
S&T Bancorp, Inc.^	53,975	1,144,810
Signature Bank/New York*	22,783	643,164
Smithtown Bancorp, Inc.	800	9,024
Suffolk Bancorp^	2,000	51,980
SVB Financial Group*	3,400	68,034
SY Bancorp, Inc.	800	19,440
Westamerica Bancorporation	6,800	309,808

		4,287,906

Consumer Finance (1.2%)
Advance America Cash Advance Centers, Inc.^	4,800	8,112
Cardtronics, Inc.*	10,000	17,700
Cash America International, Inc.	202,136	3,165,450
Credit Acceptance Corp.*^	2,000	42,980
Dollar Financial Corp.*^	43,015	409,503
EZCORP, Inc., Class A*	23,000	266,110
First Cash Financial Services, Inc.*	9,400	140,248
First Marblehead Corp.*	19,300	24,897
World Acceptance Corp.*^	8,300	141,930

		4,216,930

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	6,800	36,108
Fifth Street Finance Corp.	1,600	12,384
Interactive Brokers Group, Inc., Class A*	20,800	335,504
Life Partners Holdings, Inc.^	3,550	60,563
MSCI, Inc., Class A*	15,195	256,947
NewStar Financial, Inc.*	5,900	13,688
Portfolio Recovery Associates, Inc.*^	5,000	134,200
Primus Guaranty Ltd.*	9,100	14,287

		863,681

Insurance (0.6%)
Amtrust Financial Services, Inc.	700	6,685
Argo Group International Holdings Ltd.*	5,700	171,741
eHealth, Inc.*	12,700	203,327
Employers Holdings, Inc.	1,200	11,448
Enstar Group, Ltd.*	1,600	90,112
First Mercury Financial Corp.*	23,040	332,698
HCC Insurance Holdings, Inc.	1,245	31,362
Navigators Group, Inc.*	5,559	262,274
Tower Group, Inc.	38,760	954,658

		2,064,305

Real Estate Investment Trusts (REITs) (0.7%)
Acadia Realty Trust (REIT)^	8,200	87,002
Alexander’s, Inc. (REIT)	700	119,266
Associated Estates Realty Corp. (REIT)^	5,400	30,672
Cousins Properties, Inc. (REIT)	13,300	85,652
DuPont Fabros Technology, Inc. (REIT)	4,000	27,520
EastGroup Properties, Inc. (REIT)	3,900	109,473
Equity Lifestyle Properties, Inc. (REIT)	6,700	255,270
Highwoods Properties, Inc. (REIT)	1,600	34,272
Home Properties, Inc. (REIT)^	6,900	211,485
Inland Real Estate Corp. (REIT)^	9,600	68,064
Mid-America Apartment Communities, Inc. (REIT)	8,100	249,723
Omega Healthcare Investors, Inc. (REIT)	5,000	70,400
Potlatch Corp. (REIT)	7,600	176,244
PS Business Parks, Inc. (REIT)	2,200	81,070
Saul Centers, Inc. (REIT)	3,000	68,910
Sun Communities, Inc. (REIT)	5,800	68,614
Tanger Factory Outlet Centers (REIT)^	16,200	499,932
Universal Health Realty Income Trust (REIT)	800	23,384
Washington Real Estate Investment Trust (REIT)	13,400	231,820

		2,498,773

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	38,360	154,591
Consolidated-Tomoka Land Co.^	2,000	59,400
Forestar Group, Inc.*	2,100	16,065
Grubb & Ellis Co.^	23,200	14,616
Tejon Ranch Co.*^	6,000	124,020
Thomas Properties Group, Inc.	3,700	4,366

		373,058

Thrifts & Mortgage Finance (0.1%)
Danvers Bancorp, Inc.^	4,400	60,764
Doral Financial Corp.*^	300	540
Oritani Financial Corp.*^	5,400	75,600
TrustCo Bank Corp. NY/New York	13,200	79,464

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)

ViewPoint Financial Group	5,000	$60,150

		276,518

Total Financials		19,558,053

Health Care (25.1%)
Biotechnology (6.9%)
Acadia Pharmaceuticals, Inc.*	15,600	14,820
Acorda Therapeutics, Inc.*	19,100	378,371
Affymax, Inc.*^	5,500	88,605
Alexion Pharmaceuticals, Inc.*^	53,170	2,002,382
Alkermes, Inc.*^	49,200	596,796
Allos Therapeutics, Inc.*	28,100	173,658
Alnylam Pharmaceuticals, Inc.*	18,200	346,528
Amicus Therapeutics, Inc.*^	2,600	23,738
Arena Pharmaceuticals, Inc.*	11,100	33,411
ARIAD Pharmaceuticals, Inc.*	37,400	44,506
ArQule, Inc.*	21,700	89,838
Array BioPharma, Inc.*^	25,300	66,792
BioMarin Pharmaceutical, Inc.*^	148,176	1,829,974
Celera Corp.*	56,073	427,837
Cell Genesys, Inc.*	68,100	19,742
Celldex Therapeutics, Inc.*^	8,100	52,731
Cepheid, Inc.*^	30,300	209,070
Cougar Biotechnology, Inc.*	7,600	244,720
Cubist Pharmaceuticals, Inc.*^	122,762	2,008,386
CV Therapeutics, Inc.*	33,300	662,004
Cytokinetics, Inc.*	14,800	25,160
Cytori Therapeutics, Inc.*^	13,600	23,392
Dendreon Corp.*^	49,600	208,320
Dyax Corp.*	28,800	72,288
Emergent Biosolutions, Inc.*	7,395	99,906
Enzon Pharmaceuticals, Inc.*^	23,700	143,859
Facet Biotech Corp.*	12,500	118,750
Genomic Health, Inc.*^	7,100	173,098
Geron Corp.*^	27,400	122,478
GTx, Inc.*^	9,700	102,626
Halozyme Therapeutics, Inc.*	32,200	175,812
Human Genome Sciences, Inc.*^	12,500	10,375
Idenix Pharmaceuticals, Inc.*	12,800	39,424
Idera Pharmaceuticals, Inc.*^	10,600	68,582
Immunogen, Inc.*^	25,800	183,180
Immunomedics, Inc.*	30,500	29,280
Incyte Corp.*^	39,800	93,132
InterMune, Inc.*	17,900	294,276
Isis Pharmaceuticals, Inc.*	46,500	697,965
Lexicon Pharmaceuticals, Inc.*^	10,000	10,900
Ligand Pharmaceuticals, Inc., Class B*	54,000	160,920
MannKind Corp.*^	14,100	49,068
Marshall Edwards, Inc.*	16,400	6,560
Martek Biosciences Corp.*^	28,270	515,928
Maxygen, Inc.*	5,200	35,360
Medarex, Inc.*^	65,500	336,015
Metabolix, Inc.*	9,800	66,836
Molecular Insight Pharmaceuticals, Inc.*	9,600	34,176
Momenta Pharmaceuticals, Inc.*	13,400	147,534
Myriad Genetics, Inc.*	88,094	4,005,634
Nabi Biopharmaceuticals*	3,600	13,320
Nanosphere, Inc.*	7,400	36,778
Neurocrine Biosciences, Inc.*^	20,600	73,130
Novavax, Inc.*	31,100	31,722
NPS Pharmaceuticals, Inc.*	25,600	107,520
Onyx Pharmaceuticals, Inc.*	57,525	1,642,339
Opko Health, Inc.*	22,900	22,442
Orexigen Therapeutics, Inc.*^	11,400	29,754
OSI Pharmaceuticals, Inc.*^	29,800	1,140,148
Osiris Therapeutics, Inc.*^	7,600	104,880
PDL BioPharma, Inc.	61,300	434,004
Pharmasset, Inc.*	11,000	107,910
Progenics Pharmaceuticals, Inc.*^	13,300	87,647
Protalix BioTherapeutics, Inc.*	4,500	9,000
Regeneron Pharmaceuticals, Inc.*	31,900	442,134
Repligen Corp.*	16,000	76,640
Rexahn Pharmaceuticals, Inc.*^	11,800	8,260
Rigel Pharmaceuticals, Inc.*^	18,400	112,976
Sangamo BioSciences, Inc.*^	19,600	82,908
Savient Pharmaceuticals, Inc.*	27,500	136,125
Seattle Genetics, Inc.*^	33,500	330,310
Senomyx, Inc.*^	51,283	81,540
Synta Pharmaceuticals Corp.*^	8,300	17,762
Targacept, Inc.*	10,900	29,212
Theravance, Inc.*	26,600	452,200
United Therapeutics Corp.*^	14,955	988,376
XOMA Ltd.*	60,700	32,171
ZymoGenetics, Inc.*	20,700	82,593

		24,078,544

Health Care Equipment & Supplies (7.7%)
Abaxis, Inc.*^	11,500	198,260
Abiomed, Inc.*^	25,975	127,278
Accuray, Inc.*	18,900	95,067
Align Technology, Inc.*^	62,520	495,784
Alphatec Holdings, Inc.*	11,000	19,470
American Medical Systems Holdings, Inc.*	387,486	4,320,469
Analogic Corp.^	6,800	217,736
AngioDynamics, Inc.*	5,600	62,944
Atrion Corp.	800	70,592
Conceptus, Inc.*	20,600	242,050
CONMED Corp.*	3,335	48,057
CryoLife, Inc.*	33,475	173,401
Cutera, Inc.*	230,099	1,470,333
Cyberonics, Inc.*	12,100	160,567
Cynosure, Inc., Class A*	5,500	33,495
DexCom, Inc.*	21,200	87,768
ev3, Inc.*^	61,911	439,568
Exactech, Inc.*	4,300	49,407
Greatbatch, Inc.*	31,695	613,298
Haemonetics Corp.*	13,300	732,564
Hansen Medical, Inc.*^	10,200	41,004
ICU Medical, Inc.*	3,200	102,784
I-Flow Corp.*	12,400	45,260
Immucor, Inc.*	36,500	917,975
Insulet Corp.*	11,100	45,510
Integra LifeSciences Holdings Corp.*^	9,100	225,043
Invacare Corp.^	3,300	52,899
Inverness Medical Innovations, Inc.*^	17,441	464,454
IRIS International, Inc.*^	9,600	110,688
Kensey Nash Corp.*	3,700	78,699
Masimo Corp.*^	36,355	1,053,568
Medical Action Industries, Inc.*	2,500	20,725
Meridian Bioscience, Inc.	20,600	373,272
Merit Medical Systems, Inc.*^	14,700	179,487
Micrus Endovascular Corp.*	8,000	47,760
Natus Medical, Inc.*^	14,900	126,799
Neogen Corp.*	8,800	192,104
NuVasive, Inc.*^	24,999	784,469
NxStage Medical, Inc.*^	8,600	22,188
OraSure Technologies, Inc.*	22,500	56,925
Orthofix International N.V.*	3,100	57,412
Orthovita, Inc.*	35,800	95,944

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Quidel Corp.*	14,200	$130,924
RTI Biologics, Inc.*	26,800	76,380
SenoRx, Inc.*	32,755	113,332
Sirona Dental Systems, Inc.*^	45,035	644,901
Somanetics Corp.*	6,400	97,152
SonoSite, Inc.*	35,963	643,018
Spectranetics Corp.*	105,751	267,550
Stereotaxis, Inc.*^	15,100	60,249
STERIS Corp.^	30,200	703,056
SurModics, Inc.*	8,200	149,650
Symmetry Medical, Inc.*	46,253	291,856
Synovis Life Technologies, Inc.*	6,000	83,040
Thoratec Corp.*	263,911	6,779,873
TomoTherapy, Inc.*	21,000	55,650
TranS1, Inc.*	6,200	37,758
Vision-Sciences, Inc.*^	13,300	17,024
Vnus Medical Technologies, Inc.*	6,600	140,382
Volcano Corp.*	56,707	825,087
West Pharmaceutical Services, Inc.^	18,310	600,751
Wright Medical Group, Inc.*	19,000	247,570
Zoll Medical Corp.*	11,100	159,396

		26,877,676

Health Care Providers & Services (4.5%)
Air Methods Corp.*^	5,600	94,696
Alliance HealthCare Services, Inc.*	12,200	82,960
Almost Family, Inc.*^	7,615	145,370
Amedisys, Inc.*^	48,224	1,325,678
AMN Healthcare Services, Inc.*	16,400	83,640
Assisted Living Concepts, Inc., Class A*	3,880	52,613
Bio-Reference Labs, Inc.*^	5,800	121,278
BMP Sunstone Corp.*	11,700	37,791
Capital Senior Living Corp.*	1,200	2,928
CardioNet, Inc.*	18,440	517,426
Catalyst Health Solutions, Inc.*	18,300	362,706
Centene Corp.*	176,965	3,188,909
Chemed Corp.	8,500	330,650
Chindex International, Inc.*^	6,100	30,317
Corvel Corp.*	4,000	80,880
Coventry Health Care, Inc.*	18,380	237,837
Cross Country Healthcare, Inc.*	2,800	18,340
Emergency Medical Services Corp., Class A*	2,300	72,197
Emeritus Corp.*	9,700	63,632
Ensign Group, Inc.	400	6,184
Five Star Quality Care, Inc.*	1,500	1,560
Genoptix, Inc.*	64,885	1,770,063
Gentiva Health Services, Inc.*	5,700	86,640
Healthways, Inc.*	18,600	163,122
HMS Holdings Corp.*^	12,800	421,120
inVentiv Health, Inc.*	59,490	485,438
IPC The Hospitalist Co., Inc.*	3,100	58,993
Landauer, Inc.	2,700	136,836
LHC Group, Inc.*	7,800	173,784
Lincare Holdings, Inc.*^	107,047	2,333,625
MWI Veterinary Supply, Inc.*^	35,602	1,013,945
National Healthcare Corp.^	3,900	156,585
National Research Corp.	600	14,904
Nighthawk Radiology Holdings, Inc.*	1,600	4,320
Odyssey HealthCare, Inc.*	3,600	34,920
Omnicare, Inc.	8,430	206,451
Owens & Minor, Inc.	19,300	639,409
Providence Service Corp.*	5,600	38,528
PSS World Medical, Inc.*^	31,900	457,765
Psychiatric Solutions, Inc.*^	28,500	448,305
RadNet, Inc.*	8,300	10,292
Sun Healthcare Group, Inc.*	22,900	193,276
Sunrise Senior Living, Inc.*	15,400	10,472
U.S. Physical Therapy, Inc.*	6,700	64,856
Virtual Radiologic Corp.*	3,700	25,863

		15,807,104

Health Care Technology (2.1%)
Allscripts-Misys Healthcare Solutions, Inc.^	75,200	773,808
athenahealth, Inc.*^	12,500	301,375
Computer Programs & Systems, Inc.^	3,900	129,753
Eclipsys Corp.*^	365,654	3,707,731
MedAssets, Inc.*^	14,510	206,768
Omnicell, Inc.*	15,700	122,774
Phase Forward, Inc.*	42,315	541,209
Vital Images, Inc.*^	136,215	1,535,143

		7,318,561

Life Sciences Tools & Services (2.4%)
Accelrys, Inc.*	15,100	60,098
Affymetrix, Inc.*^	19,300	63,111
Albany Molecular Research, Inc.*	4,500	42,435
AMAG Pharmaceuticals, Inc.*^	8,700	319,899
Bio-Rad Laboratories, Inc., Class A*	16,400	1,080,760
Bruker Corp.*	36,500	224,840
Cambrex Corp.*^	7,800	17,784
Clinical Data, Inc.*	5,500	59,400
Dionex Corp.*	9,400	444,150
Enzo Biochem, Inc.*	12,700	51,054
eResearchTechnology, Inc.*	21,800	114,668
Exelixis, Inc.*^	53,700	247,020
ICON plc (ADR)*	186,122	3,005,871
Illumina, Inc.*^	5,010	186,572
Kendle International, Inc.*	6,600	138,336
Life Sciences Research, Inc.*	4,100	29,397
Luminex Corp.*	21,200	384,144
Medivation, Inc.*^	13,000	237,510
Nektar Therapeutics*	20,100	108,339
PAREXEL International Corp.*	56,414	548,908
Sequenom, Inc.*^	34,435	489,666
Varian, Inc.*	26,600	631,484

		8,485,446

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc.*^	4,600	29,532
Adolor Corp.*	26,000	53,040
Akorn, Inc.*	29,400	25,284
Alexza Pharmaceuticals, Inc.*	13,400	29,614
Ardea Biosciences, Inc.*	7,500	77,175
Auxilium Pharmaceuticals, Inc.*	21,200	587,664
Biodel, Inc.*^	6,100	31,781
BioForm Medical, Inc.*	14,000	17,080
BioMimetic Therapeutics, Inc.*^	6,800	48,280
Cadence Pharmaceuticals, Inc.*	10,900	102,242
Caraco Pharmaceutical Laboratories Ltd.*	5,900	20,768
Columbia Laboratories, Inc.*^	23,900	34,416
Cypress Bioscience, Inc.*	15,400	109,494
Depomed, Inc.*	25,100	59,236
Discovery Laboratories, Inc.*	49,800	60,756
Durect Corp.*	41,200	91,876
Inspire Pharmaceuticals, Inc.*	22,600	91,756
Javelin Pharmaceuticals, Inc.*^	23,300	33,552
Jazz Pharmaceuticals, Inc.*	3,200	2,848
KV Pharmaceutical Co., Class A*	17,500	28,875
MAP Pharmaceuticals, Inc.*	6,200	13,020
Medicines Co.*	26,600	288,344

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Medicis Pharmaceutical Corp., Class A	29,000	$358,730
MiddleBrook Pharmaceuticals, Inc.*	20,300	27,608
Noven Pharmaceuticals, Inc.*^	49,864	472,711
Obagi Medical Products, Inc.*	9,300	50,034
Optimer Pharmaceuticals, Inc.*	13,600	179,384
Pain Therapeutics, Inc.*	18,400	77,280
Perrigo Co.	52,940	1,314,500
Pozen, Inc.*	13,900	85,068
Questcor Pharmaceuticals, Inc.*	25,500	125,460
Sucampo Pharmaceuticals, Inc., Class A*	5,100	31,263
Valeant Pharmaceuticals International*	15,600	277,524
Vivus, Inc.*	34,900	150,768
XenoPort, Inc.*	13,900	269,104

		5,256,067

Total Health Care		87,823,398

Industrials (14.7%)
Aerospace & Defense (1.7%)
AAR Corp.*^	5,000	62,700
Aerovironment, Inc.*^	5,500	114,950
American Science & Engineering, Inc.	4,800	267,840
Applied Signal Technology, Inc.	1,800	36,414
Argon ST, Inc.*	6,200	117,614
Ascent Solar Technologies, Inc.*	3,200	12,992
Axsys Technologies, Inc.*	7,440	312,778
Curtiss-Wright Corp.	19,600	549,780
DynCorp International, Inc., Class A*	1,300	17,329
Esterline Technologies Corp.*	29,550	596,615
GenCorp, Inc.*	30,500	64,660
HEICO Corp.	11,300	274,590
Herley Industries, Inc.*^	2,600	31,096
Hexcel Corp.*^	235,240	1,545,526
LMI Aerospace, Inc.*	2,700	19,548
Moog, Inc., Class A*	2,500	57,175
Orbital Sciences Corp.*	30,100	357,889
Stanley, Inc.*	4,400	111,716
Taser International, Inc.*	31,700	148,356
Teledyne Technologies, Inc.*	18,200	485,576
TransDigm Group, Inc.*	17,100	561,564
Triumph Group, Inc.	4,900	187,180

		5,933,888

Air Freight & Logistics (0.3%)
Dynamex, Inc.*	2,400	31,392
Forward Air Corp.^	14,700	238,581
Hub Group, Inc., Class A*	23,830	405,110
Pacer International, Inc.	6,200	21,700
UTi Worldwide, Inc.	15,400	184,030

		880,813

Airlines (0.2%)
AirTran Holdings, Inc.*^	32,000	145,600
Allegiant Travel Co.*^	5,900	268,214
Hawaiian Holdings, Inc.*	19,400	72,362
UAL Corp.*^	31,500	141,120

		627,296

Building Products (0.1%)
AAON, Inc.^	6,800	123,216
American Woodmark Corp.	4,200	73,752
Ameron International Corp.^	1,000	52,660
Apogee Enterprises, Inc.^	7,800	85,644
China Architectural Engineering, Inc.*	14,800	14,504
Insteel Industries, Inc.^	1,300	9,048
Quanex Building Products Corp.	12,000	91,200
Trex Co., Inc.*	1,800	13,734

		463,758

Commercial Services & Supplies (4.1%)
American Ecology Corp.	8,200	114,308
American Reprographics Co.*	17,900	63,366
Amrep Corp.*	100	1,570
Bowne & Co., Inc.	1,900	6,099
Casella Waste Systems, Inc., Class A*^	10,200	17,442
Cenveo, Inc.*^	26,400	85,800
Clean Harbors, Inc.*	12,520	600,960
Consolidated Graphics, Inc.*	2,900	36,888
Copart, Inc.*^	12,650	375,199
Deluxe Corp.	13,600	130,968
EnergySolutions, Inc.	16,800	145,320
EnerNOC, Inc.*	800	11,632
Fuel Tech, Inc.*^	9,900	103,554
GEO Group, Inc.*	220,839	2,926,117
GeoEye, Inc.*^	900	17,775
Healthcare Services Group, Inc.	22,100	330,837
Herman Miller, Inc.	16,300	173,758
HNI Corp.^	2,000	20,800
ICT Group, Inc.*	3,000	16,710
Innerworkings, Inc.*^	106,359	454,153
Interface, Inc., Class A	26,100	78,039
Knoll, Inc.	23,000	140,990
M&F Worldwide Corp.*^	500	5,855
McGrath RentCorp^	8,500	133,960
Metalico, Inc.*	13,500	22,950
Mine Safety Appliances Co.	5,700	114,114
Mobile Mini, Inc.*^	14,700	169,344
Multi-Color Corp.	5,000	61,150
PRG-Schultz International, Inc.*	8,500	24,140
Protection One, Inc.*	2,600	8,294
Ritchie Bros. Auctioneers, Inc.	93,725	1,742,348
Rollins, Inc.^	21,300	365,295
Standard Parking Corp.*	3,300	54,120
Standard Register Co.^	1,900	8,702
Sykes Enterprises, Inc.*	85,186	1,416,643
Team, Inc.*	9,300	108,996
Tetra Tech, Inc.*^	34,300	699,034
Waste Connections, Inc.*	147,746	3,797,072

		14,584,302

Construction & Engineering (1.0%)
EMCOR Group, Inc.*	13,400	230,078
Furmanite Corp.*	13,800	42,918
Integrated Electrical Services, Inc.*	1,300	11,856
Layne Christensen Co.*	2,200	35,354
MasTec, Inc.*	19,700	238,173
Michael Baker Corp.*	500	13,000
Northwest Pipe Co.*^	87,028	2,477,687
Orion Marine Group, Inc.*	10,900	142,790
Perini Corp.*	10,800	132,840
Pike Electric Corp.*	3,100	28,675
Sterling Construction Co., Inc.*	4,100	73,144

		3,426,515

Electrical Equipment (1.2%)
Acuity Brands, Inc.^	25,166	567,242
Advanced Battery Technologies, Inc.*	22,700	48,578
Akeena Solar, Inc.*	16,600	18,592
American Superconductor Corp.*^	21,600	373,896
AZZ, Inc.*^	2,700	71,253
Baldor Electric Co.	2,400	34,776
Beacon Power Corp.*	51,000	23,970
Belden, Inc.	7,500	93,825

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Capstone Turbine Corp.*	94,600	$68,112
China BAK Battery, Inc.*	11,800	20,178
Coleman Cable, Inc.*^	4,600	9,798
Ener1, Inc.*^	21,000	108,570
Energy Conversion Devices, Inc.*	23,100	306,537
EnerSys*	4,500	54,540
Evergreen Solar, Inc.*^	75,100	159,963
Franklin Electric Co., Inc.	7,400	163,762
FuelCell Energy, Inc.*	35,900	86,160
Fushi Copperweld, Inc.*^	7,100	34,080
General Cable Corp.*	1,900	37,658
GrafTech International Ltd.*	50,500	311,080
GT Solar International, Inc.*	10,600	70,384
Harbin Electric, Inc.*	3,900	23,985
II-VI, Inc.*	12,500	214,750
LaBarge, Inc.*	5,500	46,035
Medis Technologies Ltd.*	23,500	10,340
Microvision, Inc.*	34,000	43,860
Orion Energy Systems, Inc.*	3,500	15,435
Polypore International, Inc.*	41,139	165,379
Powell Industries, Inc.*	7,400	261,294
Power-One, Inc.*	3,800	3,344
PowerSecure International, Inc.*	7,900	27,018
Preformed Line Products Co.^	300	11,292
Regal-Beloit Corp.^	13,980	428,347
Ultralife Corp.*	6,200	47,926
Valence Technology, Inc.*^	23,400	49,842
Vicor Corp.	10,000	48,900
Woodward Governor Co.	26,900	300,742

		4,361,443

Industrial Conglomerates (0.1%)
Raven Industries, Inc.^	8,500	176,630

Machinery (2.1%)
3D Systems Corp.*	8,500	56,015
Actuant Corp., Class A^	54,944	567,572
Altra Holdings, Inc.*	14,900	57,812
American Railcar Industries, Inc.	4,400	33,572
Ampco-Pittsburgh Corp.	2,900	38,454
Astec Industries, Inc.*^	8,500	222,955
Badger Meter, Inc.^	11,800	340,902
Barnes Group, Inc.^	24,500	261,905
Bucyrus International, Inc.	6,000	91,080
Chart Industries, Inc.*	30,470	240,104
China Fire & Security Group, Inc.*	6,900	54,234
CIRCOR International, Inc.	7,600	171,152
CLARCOR, Inc.	16,000	403,040
Colfax Corp.*	10,700	73,509
Columbus McKinnon Corp.*	1,700	14,824
Dynamic Materials Corp.	6,800	62,288
Energy Recovery, Inc.*^	5,800	44,080
EnPro Industries, Inc.*	1,200	20,520
ESCO Technologies, Inc.*	13,500	522,450
Flanders Corp.*	7,900	31,916
Flow International Corp.*^	21,300	34,506
Force Protection, Inc.*	20,800	99,840
FreightCar America, Inc.	1,000	17,530
Gardner Denver, Inc.*	22,754	494,672
Gorman-Rupp Co.^	7,600	150,480
Graham Corp.	5,200	46,644
IDEX Corp.	2,900	63,423
Kaydon Corp.^	17,600	481,008
Key Technology, Inc.*	2,900	25,520
K-Tron International, Inc.*	1,300	78,871
Lindsay Corp.	6,300	170,100
Met-Pro Corp.	7,400	60,310
Middleby Corp.*	18,145	588,441
Mueller Industries, Inc.	1,500	32,535
NN, Inc.^	10,300	12,978
Nordson Corp.^	17,600	500,368
Omega Flex, Inc.^	1,800	28,998
PMFG, Inc.*^	6,300	49,644
RBC Bearings, Inc.*	11,600	177,248
Robbins & Myers, Inc.	8,300	125,911
Sauer-Danfoss, Inc.	5,300	12,932
Sun Hydraulics Corp.^	5,800	84,738
Tennant Co.	8,000	74,960
Thermadyne Holdings Corp.*	2,300	4,876
Titan International, Inc.^	18,300	92,049
Twin Disc, Inc.	700	4,844
Wabtec Corp.	21,700	572,446
Xerium Technologies, Inc.*	16,500	11,055

		7,405,311

Marine (0.1%)
American Commercial Lines, Inc.*	19,300	61,181
Eagle Bulk Shipping, Inc.^	23,600	100,300
Genco Shipping & Trading Ltd.^	12,300	151,782
Horizon Lines, Inc., Class A^	16,200	49,086
TBS International Ltd., Class A*	5,300	38,955

		401,304

Professional Services (2.7%)
Administaff, Inc.^	11,000	232,430
Advisory Board Co.*	8,100	134,298
CBIZ, Inc.*^	23,700	165,189
CDI Corp.	800	7,776
CoStar Group, Inc.*	10,000	302,500
CRA International, Inc.*	3,800	71,744
Duff & Phelps Corp., Class A*	5,300	83,475
Exponent, Inc.*	4,800	121,584
FTI Consulting, Inc.*	66,381	3,284,531
Hill International, Inc.*	12,000	36,480
Hudson Highland Group, Inc.*^	16,600	18,426
Huron Consulting Group, Inc.*	10,700	454,001
ICF International, Inc.*^	300	6,891
Kforce, Inc.*	1,700	11,951
Korn/Ferry International*	1,400	12,684
LECG Corp.*	7,300	18,542
Monster Worldwide, Inc.*	129,384	1,054,480
Navigant Consulting, Inc.*	47,098	615,571
Odyssey Marine Exploration, Inc.*^	22,600	76,614
On Assignment, Inc.*	106,137	287,631
Resources Connection, Inc.*^	95,751	1,443,925
Spherion Corp.*^	14,200	29,536
TrueBlue, Inc.*	2,000	16,500
VSE Corp.^	2,300	61,410
Watson Wyatt Worldwide, Inc., Class A^	20,353	1,004,828

		9,552,997

Road & Rail (0.8%)
Genesee & Wyoming, Inc., Class A*	11,300	240,125
Heartland Express, Inc.^	17,800	263,618
Knight Transportation, Inc.^	29,400	445,704
Landstar System, Inc.	48,160	1,611,915
Old Dominion Freight Line, Inc.*^	9,900	232,551
Patriot Transportation Holding, Inc.*	100	6,232
Universal Truckload Services, Inc.	1,000	14,340

		2,814,485

Trading Companies & Distributors (0.2%)
Aceto Corp.^	1,200	7,152

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Industrial Technologies, Inc.^	6,400	$107,968
Beacon Roofing Supply, Inc.*	10,500	140,595
DXP Enterprises, Inc.*	3,700	38,221
Houston Wire & Cable Co.	10,100	78,275
Kaman Corp.	1,100	13,794
RSC Holdings, Inc.*	24,000	126,240
TAL International Group, Inc.^	1,800	13,176
Textainer Group Holdings Ltd.	1,700	11,475
Titan Machinery, Inc.*^	3,400	30,566
Watsco, Inc.	6,300	214,389

		781,851

Transportation Infrastructure (0.1%)
Aegean Marine Petroleum Network, Inc.^	14,650	245,388
CAI International, Inc.*	4,100	11,603

		256,991

Total Industrials		51,667,584

Information Technology (26.6%)
Communications Equipment (2.8%)
Acme Packet, Inc.*	13,300	80,731
ADTRAN, Inc.^	16,200	262,602
Airvana, Inc.*	11,200	65,520
Aruba Networks, Inc.*	26,100	81,954
Avanex Corp.*	10,700	18,725
Bel Fuse, Inc., Class B	600	8,064
BigBand Networks, Inc.*	17,200	112,660
Blue Coat Systems, Inc.*	23,060	276,951
Cogo Group, Inc.*	11,800	78,824
Comtech Telecommunications Corp.*	14,600	361,642
DG FastChannel, Inc.*	20,035	376,057
Digi International, Inc.*	2,300	17,641
EMS Technologies, Inc.*	202,016	3,527,198
F5 Networks, Inc.*	4,765	99,827
Finisar Corp.*	211,100	92,884
Globecomm Systems, Inc.*	6,600	38,214
Harmonic, Inc.*	55,225	358,963
Hughes Communications, Inc.*	3,700	44,511
Infinera Corp.*	47,700	352,980
InterDigital, Inc.*	23,400	604,188
Ixia*	109,946	568,421
NETGEAR, Inc.*	2,700	32,535
Neutral Tandem, Inc.*	8,800	216,568
Nextwave Wireless, Inc.*	38,400	6,144
Oplink Communications, Inc.*	4,400	33,880
Opnext, Inc.*	7,800	13,338
Orbcomm, Inc.*	14,500	21,315
Palm, Inc.*	47,000	405,140
Parkervision, Inc.*	12,000	20,280
PC-Tel, Inc.	6,800	29,240
Polycom, Inc.*	41,900	644,841
Riverbed Technology, Inc.*^	28,800	376,704
ShoreTel, Inc.*^	19,200	82,752
Sonus Networks, Inc.*	108,500	170,345
Starent Networks Corp.*	15,200	240,312
Sycamore Networks, Inc.*	12,400	33,108
Tekelec*	4,000	52,920
UTStarcom, Inc.*	4,500	3,510
ViaSat, Inc.*^	3,000	62,460

		9,873,949

Computers & Peripherals (2.3%)
3PAR, Inc.*	14,300	93,951
Compellent Technologies, Inc.*	329,248	3,572,341
Cray, Inc.*	3,900	13,650
Data Domain, Inc.*^	16,800	211,176
Hypercom Corp.*^	21,800	20,928
Immersion Corp.*	7,800	22,854
Intermec, Inc.*^	31,600	328,640
Isilon Systems, Inc.*	14,000	30,800
Netezza Corp.*	319,277	2,171,084
Novatel Wireless, Inc.*	7,200	40,464
Presstek, Inc.*	15,400	31,878
Quantum Corp.*	64,600	43,282
Rackable Systems, Inc.*	2,700	10,962
Rimage Corp.*	500	6,675
STEC, Inc.*	15,500	114,235
Stratasys, Inc.*^	10,700	88,489
Super Micro Computer, Inc.*	11,300	55,596
Synaptics, Inc.*^	41,970	1,123,117

		7,980,122

Electronic Equipment, Instruments & Components (2.3%)
Anixter International, Inc.*	1,300	41,184
Benchmark Electronics, Inc.*	6,100	68,320
China Security & Surveillance Technology, Inc.*^	14,600	56,064
Cogent, Inc.*^	12,100	143,990
Cognex Corp.	20,200	269,670
Coherent, Inc.*	138,241	2,384,657
Comverge, Inc.*	10,700	74,365
CPI International, Inc.*	700	6,580
Daktronics, Inc.^	16,500	108,075
Dolby Laboratories, Inc., Class A*	58,620	1,999,528
DTS, Inc.*^	37,210	895,273
Echelon Corp.*	15,600	126,204
Elixir Gaming Technologies, Inc.*	53,700	5,907
FARO Technologies, Inc.*	8,400	112,896
ICx Technologies, Inc.*	3,800	15,390
IPG Photonics Corp.*^	9,600	80,832
L-1 Identity Solutions, Inc.*	4,400	22,484
Littelfuse, Inc.*	5,300	58,247
Maxwell Technologies, Inc.*	10,300	71,585
MTS Systems Corp.	3,200	72,800
Multi-Fineline Electronix, Inc.*	3,700	62,308
OSI Systems, Inc.*	6,800	103,768
Park Electrochemical Corp.	8,400	145,152
PC Mall, Inc.*	4,200	19,068
Plexus Corp.*	18,600	257,052
Rofin-Sinar Technologies, Inc.*	15,200	245,024
Sanmina-SCI Corp.*	88,000	26,840
Scansource, Inc.*	10,600	196,948
Technitrol, Inc.	2,100	3,591
TTM Technologies, Inc.*	2,300	13,340
Universal Display Corp.*^	44,204	405,351

		8,092,493

Internet Software & Services (3.6%)
Art Technology Group, Inc.*	68,300	174,165
AsiaInfo Holdings, Inc.*	17,700	298,245
Bankrate, Inc.*^	26,059	650,172
Chordiant Software, Inc.*	15,500	46,965
comScore, Inc.*^	9,400	113,646
Constant Contact, Inc.*	10,800	151,092
DealerTrack Holdings, Inc.*	15,400	201,740
Dice Holdings, Inc.*	8,200	22,796
Digital River, Inc.*^	19,100	569,562
DivX, Inc.*	14,400	72,432
EarthLink, Inc.*	56,400	370,548
Equinix, Inc.*^	3,160	177,434
GSI Commerce, Inc.*^	106,495	1,395,085
HSW International, Inc.*	9,500	1,568
InfoSpace, Inc.*	9,700	50,440

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Internap Network Services Corp.*^	12,400	$33,356
Internet Brands, Inc., Class A*^	5,600	32,872
Internet Capital Group, Inc.*	12,900	51,987
j2 Global Communications, Inc.*	22,800	499,092
Keynote Systems, Inc.*	1,000	7,930
Knot, Inc.*^	50,650	415,330
Limelight Networks, Inc.*	8,800	29,480
Liquidity Services, Inc.*	8,300	58,017
LoopNet, Inc.*	29,560	179,725
Marchex, Inc., Class B	89,364	307,412
MercadoLibre, Inc.*^	19,460	360,983
Move, Inc.*	67,200	97,440
NIC, Inc.	20,900	108,680
Omniture, Inc.*^	111,413	1,469,536
Rackspace Hosting, Inc.*^	6,600	49,434
RealNetworks, Inc.*	17,600	41,008
S1 Corp.*	19,100	98,365
SAVVIS, Inc.*	18,900	116,991
SkillSoft plc (ADR)*	183,211	1,225,682
Sohu.com, Inc.*^	4,270	176,394
SonicWALL, Inc.*	2,900	12,934
SupportSoft, Inc.*	14,500	27,840
Switch & Data Facilities Co., Inc.*^	10,200	89,454
TechTarget, Inc.*	7,400	17,760
Terremark Worldwide, Inc.*^	27,500	73,975
TheStreet.com, Inc.^	4,100	8,077
ValueClick, Inc.*	44,400	377,844
Vignette Corp.*	6,800	45,424
VistaPrint Ltd.*^	66,300	1,822,586
Vocus, Inc.*	14,250	189,383
Web.com Group, Inc.*	5,000	16,600
Websense, Inc.*	29,005	348,060

		12,685,541

IT Services (2.6%)
Alliance Data Systems Corp.*^	4,900	181,055
CACI International, Inc., Class A*	3,100	113,119
Cass Information Systems, Inc.	3,500	113,505
China Information Security Technology, Inc.*	13,000	41,080
Cognizant Technology Solutions Corp., Class A*	1,780	37,006
CSG Systems International, Inc.*	9,600	137,088
Cybersource Corp.*	53,130	786,855
ExlService Holdings, Inc.*	7,300	62,926
Forrester Research, Inc.*	25,585	526,028
Gartner, Inc.*	75,997	836,727
Global Cash Access Holdings, Inc.*	138,897	530,587
Hackett Group, Inc.*	22,100	44,642
Heartland Payment Systems, Inc.	12,600	83,286
iGATE Corp.	12,800	41,472
Information Services Group, Inc.*^	79,541	244,191
Integral Systems, Inc.*	8,400	72,240
Lender Processing Services, Inc.	55,726	1,705,773
ManTech International Corp., Class A*	10,600	444,140
MAXIMUS, Inc.	1,100	43,846
NCI, Inc., Class A*	3,400	88,400
Ness Technologies, Inc.*	2,800	8,260
Online Resources Corp.*	14,100	59,361
RightNow Technologies, Inc.*	14,600	110,522
Safeguard Scientifics, Inc.*^	7,400	4,070
Sapient Corp.*	121,920	544,982
SRA International, Inc., Class A*^	12,100	177,870
Syntel, Inc.^	6,500	133,770
TeleTech Holdings, Inc.*	71,186	775,216
TNS, Inc.*	11,000	89,980
VeriFone Holdings, Inc.*^	18,800	127,840
Virtusa Corp.*	3,400	21,080
Wright Express Corp.*	47,493	865,322

		9,052,239

Semiconductors & Semiconductor Equipment (3.7%)
Actel Corp.*^	1,100	11,132
Advanced Analogic Technologies, Inc.*	23,700	85,320
Advanced Energy Industries, Inc.*^	107,997	813,217
Amkor Technology, Inc.*^	6,200	16,616
ANADIGICS, Inc.*	32,200	66,654
Applied Micro Circuits Corp.*	10,800	52,488
Asyst Technologies, Inc.*	4,700	1,316
Atheros Communications, Inc.*^	30,500	447,130
ATMI, Inc.*	16,400	253,052
AuthenTec, Inc.*	12,500	18,500
Cabot Microelectronics Corp.*	12,000	288,360
Cavium Networks, Inc.*^	16,100	185,794
CEVA, Inc.*	8,100	58,968
Cirrus Logic, Inc.*	22,800	85,728
Cohu, Inc.	1,300	9,360
Cymer, Inc.*	4,000	89,040
Diodes, Inc.*^	14,700	155,967
Emcore Corp.*	41,900	31,425
Entegris, Inc.*	5,400	4,644
Entropic Communications, Inc.*	6,400	4,736
Exar Corp.*^	1,300	8,112
FormFactor, Inc.*	15,500	279,310
Hittite Microwave Corp.*	10,000	312,000
IXYS Corp.	9,600	77,376
Kopin Corp.*^	5,800	13,456
Kulicke & Soffa Industries, Inc.*	32,000	83,840
Lattice Semiconductor Corp.*	30,000	41,400
LTX-Credence Corp.*^	5,100	1,428
Micrel, Inc.	24,200	170,368
Microsemi Corp.*^	89,434	1,037,434
Microtune, Inc.*	28,200	51,324
MIPS Technologies, Inc.*	4,400	12,892
MKS Instruments, Inc.*	1,600	23,472
Monolithic Power Systems, Inc.*	35,045	543,198
Netlogic Microsystems, Inc.*	8,700	239,076
NVE Corp.*	2,300	66,263
OmniVision Technologies, Inc.*	2,100	14,112
Pericom Semiconductor Corp.*	11,000	80,410
PLX Technology, Inc.*	12,300	26,691
PMC-Sierra, Inc.*	203,135	1,296,001
Power Integrations, Inc.^	28,316	487,035
Rubicon Technology, Inc.*	6,300	33,453
Rudolph Technologies, Inc.*	2,500	7,575
Semitool, Inc.*	10,200	28,356
Semtech Corp.*	30,000	400,500
Sigma Designs, Inc.*	11,600	144,304
Silicon Image, Inc.*	38,300	91,920
Silicon Laboratories, Inc.*	11,285	297,924
Skyworks Solutions, Inc.*	56,600	456,196
Spansion, Inc., Class A*^	9,600	1,245
Standard Microsystems Corp.*	6,700	124,620
Supertex, Inc.*	6,000	138,600
Techwell, Inc.*	8,300	52,373
Tessera Technologies, Inc.*	24,800	331,576
Trident Microsystems, Inc.*^	12,100	17,666
Ultratech, Inc.*	11,800	147,382
Varian Semiconductor Equipment Associates, Inc.*^	130,155	2,819,158

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Veeco Instruments, Inc.*	13,900	$92,713
Volterra Semiconductor Corp.*^	12,800	108,032

		12,838,238

Software (9.3%)
ACI Worldwide, Inc.*	17,600	330,000
Actuate Corp.*	31,700	97,002
Advent Software, Inc.*^	8,500	283,135
American Software, Inc., Class A	8,900	46,903
ANSYS, Inc.*	101,905	2,557,816
ArcSight, Inc.*	3,700	47,249
Ariba, Inc.*^	46,700	407,691
Blackbaud, Inc.	21,100	244,971
Blackboard, Inc.*^	19,030	604,012
Callidus Software, Inc.*	15,600	45,240
Commvault Systems, Inc.*	21,800	239,146
Concur Technologies, Inc.*^	37,120	712,333
Deltek, Inc.*	6,500	28,145
DemandTec, Inc.*	10,800	94,500
Digimarc Corp.*^	3,000	29,160
Double-Take Software, Inc.*	8,500	57,460
Ebix, Inc.*	3,300	82,005
Entrust, Inc.*^	29,600	44,696
EPIQ Systems, Inc.*^	23,335	420,730
FactSet Research Systems, Inc.^	36,616	1,830,434
FalconStor Software, Inc.*	21,600	51,624
Guidance Software, Inc.*	4,600	18,768
Informatica Corp.*	134,085	1,777,967
Interactive Intelligence, Inc.*	6,800	61,608
Jack Henry & Associates, Inc.	35,600	580,992
JDA Software Group, Inc.*	1,400	16,170
Kenexa Corp.*	9,000	48,510
Lawson Software, Inc.*	158,539	673,791
Macrovision Solutions Corp.*^	167,136	2,973,349
Magma Design Automation, Inc.*^	23,400	17,550
Manhattan Associates, Inc.*	12,600	218,232
Mentor Graphics Corp.*	2,500	11,100
Micros Systems, Inc.*^	42,000	787,500
MicroStrategy, Inc., Class A*	4,800	164,112
Midway Games, Inc.*	9,100	683
Monotype Imaging Holdings, Inc.*	5,700	21,318
Net 1 UEPS Technologies, Inc.*	25,600	389,376
NetScout Systems, Inc.*	13,400	95,944
NetSuite, Inc.*^	3,400	38,284
Novell, Inc.*	307,345	1,309,290
OpenTV Corp., Class A*^	6,800	10,268
Opnet Technologies, Inc.*	6,700	58,089
Parametric Technology Corp.*	56,300	561,874
Pegasystems, Inc.	7,300	135,561
Phoenix Technologies Ltd.*	16,000	25,920
Progress Software Corp.*	19,400	336,784
PROS Holdings, Inc.*	17,955	83,491
QAD, Inc	6,500	16,445
Quality Systems, Inc.^	83,225	3,765,930
Radiant Systems, Inc.*	15,000	66,150
Renaissance Learning, Inc.	4,900	43,953
Shanda Interactive Entertainment Ltd. (ADR)*^	980	38,739
Smith Micro Software, Inc.*	13,000	67,990
Solera Holdings, Inc.*^	91,729	2,273,045
Sonic Solutions, Inc.*	10,700	12,840
Sourcefire, Inc.*	7,900	57,512
SPSS, Inc.*	9,100	258,713
SuccessFactors, Inc.*	12,700	96,901
Sybase, Inc.*^	34,500	1,045,005
Symyx Technologies, Inc.*	10,000	44,500
Synchronoss Technologies, Inc.*^	56,397	691,427
Take-Two Interactive Software, Inc.*	39,400	328,990
Taleo Corp., Class A*	13,200	156,024
TeleCommunication Systems, Inc., Class A*	17,800	163,226
THQ, Inc.*	23,700	72,048
TIBCO Software, Inc.*	609,962	3,580,477
TiVo, Inc.*	52,300	368,192
Tyler Technologies, Inc.*	19,400	283,822
Ultimate Software Group, Inc.*^	12,600	217,476
Unica Corp.*	6,900	33,327
VASCO Data Security International, Inc.*	13,800	79,626
Wind River Systems, Inc.*	34,800	222,720

		32,655,861

Total Information Technology		93,178,443

Materials (3.3%)
Chemicals (2.6%)
Airgas, Inc.	4,100	138,621
American Vanguard Corp.	8,900	114,810
Arch Chemicals, Inc.	4,200	79,632
Balchem Corp.	9,200	231,196
Calgon Carbon Corp.*	27,800	393,926
CF Industries Holdings, Inc.	24,680	1,755,488
Ferro Corp.^	23,000	32,890
Flotek Industries, Inc.*	11,400	17,898
GenTek, Inc.*	3,500	61,215
Huntsman Corp.	674,925	2,112,515
ICO, Inc.*^	8,400	17,304
Innophos Holdings, Inc.	3,100	34,968
Innospec, Inc.	8,200	30,914
Koppers Holdings, Inc.	1,000	14,520
Landec Corp.*	12,000	66,840
LSB Industries, Inc.*	6,200	61,318
Minerals Technologies, Inc.	4,600	147,430
NewMarket Corp.	6,900	305,670
NL Industries, Inc.^	2,000	20,000
Quaker Chemical Corp.	5,200	41,288
ShengdaTech, Inc.*^	17,000	52,700
Solutia, Inc.*	35,600	66,572
Stepan Co.	1,300	35,490
Terra Industries, Inc.	115,861	3,254,536
W.R. Grace & Co.*	29,400	185,808
Zep, Inc.	10,900	111,507
Zoltek Cos., Inc.*^	14,400	98,064

		9,483,120

Construction Materials (0.1%)
Headwaters, Inc.*	4,900	15,386
Texas Industries, Inc.^	12,300	307,500
United States Lime & Minerals, Inc.*^	400	10,944

		333,830

Containers & Packaging (0.2%)
AEP Industries, Inc.*^	2,700	41,229
Bway Holding Co.*	2,900	22,881
Graphic Packaging Holding Co.*^	77,200	67,164
Myers Industries, Inc.	7,600	46,664
Rock-Tenn Co., Class A	7,300	197,465
Silgan Holdings, Inc.	6,500	341,510

		716,913

Metals & Mining (0.3%)
Allied Nevada Gold Corp.*	20,800	121,680
AMCOL International Corp.^	4,200	62,328
China Direct, Inc.*^	5,400	6,804
Compass Minerals International, Inc.	8,900	501,693

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
General Moly, Inc.*	27,300	$28,938
General Steel Holdings, Inc.*^	4,600	12,098
Haynes International, Inc.*^	1,700	30,294
Olympic Steel, Inc.	3,500	53,095
Stillwater Mining Co.*	5,200	19,240
Sutor Technology Group Ltd.*^	3,300	4,620
Universal Stainless & Alloy Products, Inc.*	500	4,835
Worthington Industries, Inc.	6,500	56,615

		902,240

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	1,800	14,454
Deltic Timber Corp.^	5,600	220,696

		235,150

Total Materials		11,671,253

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.	11,500	77,050
Cbeyond, Inc.*^	61,539	1,158,779
Cogent Communications Group, Inc.*	23,600	169,920
Consolidated Communications Holdings, Inc.	4,400	45,144
Global Crossing Ltd.*	4,800	33,600
Iowa Telecommunications Services, Inc.^	2,200	25,212
NTELOS Holdings Corp.	15,300	277,542
PAETEC Holding Corp.*^	187,624	270,179
Premiere Global Services, Inc.*	27,100	239,022
Shenandoah Telecommunications Co.	10,800	246,240
tw telecom, Inc.*^	66,500	581,875
Vonage Holdings Corp.*	34,200	13,680

		3,138,243

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	29,500	243,670
ICO Global Communications Holdings Ltd.*	26,500	9,275
iPCS, Inc.*	3,300	32,043
NII Holdings, Inc.*	15,500	232,500
SBA Communications Corp., Class A*^	8,810	205,273
Syniverse Holdings, Inc.*	23,445	369,493
TerreStar Corp.*	13,800	7,728
Virgin Mobile USA, Inc., Class A*	20,800	26,832

		1,126,814

Total Telecommunication Services		4,265,057

Utilities (0.4%)
Electric Utilities (0.3%)
ITC Holdings Corp.	25,700	1,121,034

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.	9,200	252,632
Synthesis Energy Systems, Inc.*	11,800	7,788
U.S. Geothermal, Inc.*	37,300	26,483

		286,903

Water Utilities (0.0%)
Cadiz, Inc.*	6,200	49,476
Consolidated Water Co., Inc.	7,100	77,035
SJW Corp.^	600	15,258

		141,769

Total Utilities		1,549,706

Total Common Stocks (99.5%) (Cost $411,209,696)		349,285,388

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.18%, 6/11/09 #(p)	$380,000	379,864

Short-Term Investments of Cash Collateral for Securities Loaned (17.0%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	3,230,000	3,230,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	2,370,000	2,327,812
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	29,604,290	29,604,290
General Electric Capital Corp.
0.40%, 3/12/10 (l)	430,000	406,453
K2 (USA) LLC
0.37%, 5/29/09 (l)	4,309,704	4,309,704
0.37%, 6/18/09 (l)	5,389,601	5,371,594
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	2,689,982	322,798
Links Finance LLC
0.37%, 6/25/09 (l)	1,619,898	1,612,905
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,060,000	4,300,999
Morgan Stanley
0.46%, 5/7/09 (l)	5,390,000	5,390,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,229,596	2,915,075

Total Short-Term Investments of Cash Collateral for Securities Loaned		59,791,630

Time Deposit (1.4%)
JPMorgan Chase Nassau
0.004%, 4/1/09	4,840,725	4,840,725

Total Short-Term Investments (18.5%) (Cost/Amortized Cost $68,543,609)		65,012,219

Total Investments (118.0%) (Cost/Amortized Cost $479,753,305)		414,297,607
Other Assets Less Liabilities (-18.0%)		(63,235,246)

Net Assets (100%)		$351,062,361

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $55 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

Glossary:

ADR — American Depositary Receipt

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
Russell 2000 Mini Index	65	June-09	$2,355,850	$2,738,450	$382,600

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$349,285,333	$65,012,219	$55	$414,297,607
Other Investments*	382,600	—	—	382,600

Total	$349,667,933	$65,012,219	$55	$414,680,207

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	55	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$55	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$55	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 where as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$281,156,524
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$426,508,506

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,603,439
Aggregate gross unrealized depreciation	(99,121,677)

Net unrealized depreciation	$(85,518,238)

Federal income tax cost of investments	$499,815,845

At March 31, 2009, the Portfolio had loaned securities with a total value of $61,697,484. This was secured by collateral of $63,323,071, which was received as cash and subsequently invested in short-term investments currently valued at $59,791,630, as reported in the portfolio of investments.

For the three months ended March 31, 2009 the Portfolio incurred approximately $7,417 as brokerage commissions with Raymond James & Associates, Inc., and $1,288 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $69,758,333, which expires in the year 2016.

See Notes to Portfolio of Investments.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (1.3%)
American Axle & Manufacturing Holdings, Inc.	44,700	$59,004
Amerigon, Inc.*	570,000	2,109,000
ArvinMeritor, Inc.	70,800	55,932
Autoliv, Inc.	111,000	2,061,270
Cooper Tire & Rubber Co.	56,300	227,452
Dana Holding Corp.*	91,100	41,906
Dorman Products, Inc.*	9,800	91,434
Drew Industries, Inc.*	17,300	150,164
Gentex Corp.^	232,700	2,317,692
Hayes Lemmerz International, Inc.*	119,300	22,071
Lear Corp.*	62,300	46,725
Modine Manufacturing Co.	30,800	77,000
Noble International Ltd.	800,000	152,800
Raser Technologies, Inc.*	19,000	79,610
Spartan Motors, Inc.	28,800	115,776
Stoneridge, Inc.*	14,400	30,384
Superior Industries International, Inc.	22,000	260,700
Tenneco, Inc.*	45,000	73,350

		7,972,270

Automobiles (0.8%)
Thor Industries, Inc.	235,000	3,670,700
Winnebago Industries, Inc.	234,700	1,246,257

		4,916,957

Distributors (0.0%)
Audiovox Corp., Class A*	16,400	56,252
Core-Mark Holding Co., Inc.*	8,900	162,158

		218,410

Diversified Consumer Services (0.5%)
Grand Canyon Education, Inc.*	1,400	24,164
Jackson Hewitt Tax Service, Inc.	27,100	141,462
Lincoln Educational Services Corp.*	2,200	40,304
Matthews International Corp., Class A	1,700	48,977
Regis Corp.	139,900	2,021,555
Steiner Leisure Ltd.*	5,800	141,578
Stewart Enterprises, Inc., Class A	79,900	258,876
Universal Technical Institute, Inc.*	12,800	153,600

		2,830,516

Hotels, Restaurants & Leisure (0.8%)
AFC Enterprises, Inc.*	11,700	52,767
Ameristar Casinos, Inc.	24,300	305,694
BJ’s Restaurants, Inc.*	3,800	52,858
Bluegreen Corp.*	12,900	22,446
Bob Evans Farms, Inc.	28,800	645,696
California Pizza Kitchen, Inc.*	5,400	70,632
CEC Entertainment, Inc.*	2,500	64,700
Churchill Downs, Inc.	9,100	273,546
Cracker Barrel Old Country Store, Inc.	6,800	194,752
Domino’s Pizza, Inc.*	37,500	245,625
Gaylord Entertainment Co.*	38,900	324,037
Great Wolf Resorts, Inc.*	23,100	53,823
Isle of Capri Casinos, Inc.*	15,600	82,524
Jack in the Box, Inc.*	21,100	491,419
Landry’s Restaurants, Inc.	11,300	58,986
Lodgian, Inc.*	15,100	31,710
Luby’s, Inc.*	19,900	97,709
Marcus Corp.	19,100	162,350
Monarch Casino & Resort, Inc.*	6,500	33,540
O’Charleys, Inc.	17,900	53,879
P.F. Chang’s China Bistro, Inc.*	1,700	38,896
Papa John’s International, Inc.*	4,800	109,776
Pinnacle Entertainment, Inc.*	57,100	401,984
Red Robin Gourmet Burgers, Inc.*	1,900	33,497
Ruby Tuesday, Inc.*	50,400	147,168
Six Flags, Inc.*	99,200	26,784
Sonic Corp.*	9,000	90,180
Speedway Motorsports, Inc.	13,000	153,660
Steak n Shake Co.*	27,600	208,932
Vail Resorts, Inc.*	1,700	34,731
Wendy’s/Arby’s Group, Inc., Class A	51,900	261,057

		4,825,358

Household Durables (2.5%)
American Greetings Corp., Class A	43,500	220,110
Bassett Furniture Industries, Inc.	19,600	38,024
Beazer Homes USA, Inc.*	38,800	39,188
Blyth, Inc.	5,875	153,514
Brookfield Homes Corp.	9,400	32,430
Cavco Industries, Inc.*	1,500	35,400
CSS Industries, Inc.	7,500	127,500
D.R. Horton, Inc.	270,000	2,619,000
Ethan Allen Interiors, Inc.^	196,700	2,214,842
Furniture Brands International, Inc.	40,200	59,094
Helen of Troy Ltd.*	28,800	396,000
Hooker Furniture Corp.^	208,400	1,758,896
Hovnanian Enterprises, Inc., Class A*	45,000	70,200
La-Z-Boy, Inc.^	350,100	437,625
M.D.C. Holdings, Inc.^	105,000	3,269,700
M/I Homes, Inc.	233,500	1,632,165
Meritage Homes Corp.*	29,300	334,606
National Presto Industries, Inc.	3,800	231,838
Palm Harbor Homes, Inc.*	9,800	21,854
Russ Berrie & Co., Inc.*	34,129	45,050
Ryland Group, Inc.	39,300	654,738
Sealy Corp.*	42,700	63,623
Skyline Corp.	6,600	125,466
Standard Pacific Corp.*	96,600	85,008
Tempur-Pedic International, Inc.	27,300	199,290
Universal Electronics, Inc.*	1,300	23,530

		14,888,691

Internet & Catalog Retail (0.0%)
Orbitz Worldwide, Inc.*	32,300	41,667

Leisure Equipment & Products (0.4%)
Brunswick Corp.^	293,700	1,013,265
Callaway Golf Co.	63,100	453,058
JAKKS Pacific, Inc.*	26,100	322,335
Marine Products Corp.	6,700	28,408
Nautilus, Inc.*	22,700	14,301
Polaris Industries, Inc.	3,800	81,472
Pool Corp.	8,700	116,580
RC2 Corp.*	16,800	88,536
Steinway Musical Instruments*	6,600	79,002

		2,196,957

Media (0.4%)
AH Belo Corp., Class A	18,700	18,326
Belo Corp., Class A	85,600	52,216
Cinemark Holdings, Inc.	18,400	172,776
CKX, Inc.*	21,100	86,510
Cox Radio, Inc., Class A*	22,500	92,250
Cumulus Media, Inc., Class A*	24,300	24,543
Entercom Communications Corp., Class A	25,400	27,940
Fisher Communications, Inc.	6,500	63,440
Gray Television, Inc.	54,400	17,408
Harte-Hanks, Inc.	30,600	163,710

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Interactive Data Corp.	17,800	$442,508
Journal Communications, Inc., Class A	38,900	29,175
Knology, Inc.*	25,900	106,708
Lee Enterprises, Inc.	30,300	8,484
LIN TV Corp., Class A*	26,300	29,456
Live Nation, Inc.*	72,300	193,041
McClatchy Co., Class A	56,300	27,587
Media General, Inc., Class A	22,300	42,816
Mediacom Communications Corp., Class A*	37,700	151,931
Outdoor Channel Holdings, Inc.*	13,700	93,434
Playboy Enterprises, Inc., Class B*	11,900	23,443
Primedia, Inc.	22,700	56,069
RCN Corp.*	17,200	63,640
RHI Entertainment, Inc.*	11,100	16,872
Scholastic Corp.	23,000	346,610
Sinclair Broadcast Group, Inc., Class A	30,600	31,518
Valassis Communications, Inc.*	24,500	38,465

		2,420,876

Multiline Retail (1.4%)
99 Cents Only Stores*	20,100	185,724
Dillard’s, Inc., Class A	54,500	310,650
Fred’s, Inc., Class A	296,700	3,346,776
J.C. Penney Co., Inc.	172,000	3,452,040
Retail Ventures, Inc.*	26,800	40,736
Saks, Inc.*^	317,500	593,725
Tuesday Morning Corp.*^	548,099	696,086

		8,625,737

Specialty Retail (4.6%)
Aaron Rents, Inc.	42,500	1,133,050
America’s Car-Mart, Inc.*	9,700	131,823
Asbury Automotive Group, Inc.	30,800	132,748
bebe stores, Inc.	28,600	190,762
Big 5 Sporting Goods Corp.	20,600	120,922
Blockbuster, Inc., Class A*	164,500	118,440
Borders Group, Inc.*	15,000	9,450
Brown Shoe Co., Inc.^	398,500	1,494,375
Build-A-Bear Workshop, Inc.*	16,200	98,334
Cabela’s, Inc.*	37,600	342,536
Casual Male Retail Group, Inc.*	32,100	15,729
Cato Corp., Class A	21,400	391,192
Charlotte Russe Holding, Inc.*	17,100	139,365
Charming Shoppes, Inc.*	107,500	150,500
Chico’s FAS, Inc.*	112,500	604,125
Children’s Place Retail Stores, Inc.*	22,200	485,958
Christopher & Banks Corp.	531,100	2,172,199
Collective Brands, Inc.*	59,400	578,556
Conn’s, Inc.*	304,400	4,273,775
Dress Barn, Inc.*	42,900	527,241
DSW, Inc., Class A*	5,700	52,953
Finish Line, Inc., Class A	28,100	186,022
Genesco, Inc.*	18,400	346,472
Group 1 Automotive, Inc.^	174,900	2,443,353
Gymboree Corp.*^	34,600	738,710
Haverty Furniture Cos., Inc.	12,500	131,625
HOT Topic, Inc.*	41,700	466,623
Jo-Ann Stores, Inc.*	24,200	395,428
JoS. A. Bank Clothiers, Inc.*	13,700	380,997
MarineMax, Inc.*	16,300	31,948
Men’s Wearhouse, Inc.	251,500	3,807,710
Monro Muffler, Inc.	14,300	390,819
New York & Co., Inc.*	19,500	69,225
Pacific Sunwear of California, Inc.*	64,100	106,406
PEP Boys-Manny, Moe & Jack	40,700	179,487
Pier 1 Imports, Inc.*	348,100	194,936
Rent-A-Center, Inc.*	62,600	1,212,562
REX Stores Corp.*	7,700	82,544
Sally Beauty Holdings, Inc.*	6,500	36,920
Shoe Carnival, Inc.*	8,600	89,010
Sonic Automotive, Inc., Class A	655,500	1,048,800
Stage Stores, Inc.	36,500	367,920
Stein Mart, Inc.*	23,800	68,782
Syms Corp.*	6,100	37,332
Systemax, Inc.*	6,400	82,688
Talbots, Inc.	24,100	84,591
Tractor Supply Co.*	7,900	284,874
West Marine, Inc.*^	250,000	1,337,500
Zale Corp.*^	276,800	539,760

		28,307,077

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	53,000	996,930
Cherokee, Inc.	3,400	53,040
Columbia Sportswear Co.	11,800	353,056
G-III Apparel Group Ltd.*	5,600	30,912
Iconix Brand Group, Inc.*	16,100	142,485
Kenneth Cole Productions, Inc., Class A	8,800	56,232
K-Swiss, Inc., Class A	24,400	208,376
Maidenform Brands, Inc.*	10,900	99,844
Movado Group, Inc.	15,300	115,362
Oxford Industries, Inc.	13,800	85,146
Perry Ellis International, Inc.*	6,600	22,836
Quiksilver, Inc.*	120,700	154,496
Skechers U.S.A., Inc., Class A*	29,200	194,764
Steven Madden Ltd.*	16,900	317,382
Timberland Co., Class A*^	125,600	1,499,664
Unifi, Inc.*	43,800	28,032
UniFirst Corp.	13,700	381,408
Warnaco Group, Inc.*	110,000	2,640,000
Weyco Group, Inc.	3,000	77,760

		7,457,725

Total Consumer Discretionary		84,702,241

Consumer Staples (3.8%)
Beverages (0.0%)
National Beverage Corp.*	9,300	85,281

Food & Staples Retailing (1.4%)
Andersons, Inc.	17,400	246,036
Casey’s General Stores, Inc.	184,500	4,918,770
Great Atlantic & Pacific Tea Co., Inc.*	21,600	114,696
Ingles Markets, Inc., Class A	12,000	179,160
Nash Finch Co.	12,100	339,889
Pantry, Inc.*	17,400	306,414
Ruddick Corp.	37,000	830,650
Spartan Stores, Inc.	18,400	283,544
Susser Holdings Corp.*	7,000	94,080
United Natural Foods, Inc.*	28,300	536,851
Village Super Market, Inc., Class A	6,200	193,254
Weis Markets, Inc.	10,500	325,920
Winn-Dixie Stores, Inc.*	21,800	208,408

		8,577,672

Food Products (1.7%)
Alico, Inc.	400	9,600
American Dairy, Inc.*	2,200	37,202
B&G Foods, Inc., Class A	19,500	101,400
Cal-Maine Foods, Inc.	1,200	26,868
Chiquita Brands International, Inc.*	41,300	273,819
Darling International, Inc.*	370,000	1,372,700

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Farmer Bros Co.	6,100	$108,580
Flowers Foods, Inc.	28,700	673,876
Fresh Del Monte Produce, Inc.*	39,000	640,380
Griffin Land & Nurseries, Inc.	3,200	112,000
Hain Celestial Group, Inc.*	34,400	489,856
Imperial Sugar Co.	11,400	81,966
J&J Snack Foods Corp.	13,500	466,965
Lance, Inc.	20,300	422,646
Omega Protein Corp.*	392,100	1,035,144
Ralcorp Holdings, Inc.*	47,400	2,553,912
Reddy Ice Holdings, Inc.	20,700	30,429
Sanderson Farms, Inc.	15,800	593,290
Smart Balance, Inc.*	14,000	84,560
Tootsie Roll Industries, Inc.	15,450	335,574
TreeHouse Foods, Inc.*	29,200	840,668

		10,291,435

Household Products (0.1%)
Central Garden & Pet Co., Class A*	61,400	461,728
WD-40 Co.	8,300	200,362

		662,090

Personal Products (0.4%)
Chattem, Inc.*	31,000	1,737,550
Elizabeth Arden, Inc.*	23,400	136,422
Inter Parfums, Inc.	12,800	74,624
Mannatech, Inc.	12,400	41,292
Nu Skin Enterprises, Inc., Class A	16,200	169,938
Prestige Brands Holdings, Inc.*	32,300	167,314
Schiff Nutrition International, Inc.*	8,600	38,700

		2,365,840

Tobacco (0.2%)
Alliance One International, Inc.*	24,500	94,080
Star Scientific, Inc.*	50,400	215,712
Universal Corp.	23,600	706,112

		1,015,904

Total Consumer Staples		22,998,222

Energy (6.5%)
Energy Equipment & Services (4.7%)
Allis-Chalmers Energy, Inc.*	27,000	52,110
Atwood Oceanics, Inc.*^	76,200	1,264,158
Boots & Coots International Control, Inc.*	2,050,000	2,562,500
Bristow Group, Inc.*^	146,200	3,133,066
Bronco Drilling Co., Inc.*	24,200	127,292
Cal Dive International, Inc.*	39,100	264,707
CARBO Ceramics, Inc.^	8,500	241,740
Complete Production Services, Inc.*	45,900	141,372
Dawson Geophysical Co.*	2,600	35,100
Global Industries Ltd.*^	403,280	1,548,595
GulfMark Offshore, Inc.*	5,300	126,458
Helix Energy Solutions Group, Inc.*^	154,200	792,588
Hornbeck Offshore Services, Inc.*	182,100	2,775,204
ION Geophysical Corp.*	215,000	335,400
Lufkin Industries, Inc.	9,300	352,284
Matrix Service Co.*	190,000	1,561,800
Mitcham Industries, Inc.*	310,000	1,181,100
Newpark Resources, Inc.*	82,600	208,978
Oil States International, Inc.*	110,000	1,476,200
Parker Drilling Co.*	698,800	1,285,792
PHI, Inc.*	4,300	42,914
Pioneer Drilling Co.*	41,700	136,776
Rowan Cos., Inc.	241,000	2,884,770
Superior Well Services, Inc.*	5,400	27,702
Tidewater, Inc.	116,500	4,325,645
Trico Marine Services, Inc.*	12,400	26,040
Union Drilling, Inc.*	9,000	34,200
Unit Corp.*^	91,000	1,903,720

		28,848,211

Oil, Gas & Consumable Fuels (1.8%)
Alon USA Energy, Inc.	10,400	142,480
American Oil & Gas, Inc.*	34,200	26,334
Arch Coal, Inc.^	115,000	1,537,550
Berry Petroleum Co., Class A	15,000	164,400
Bill Barrett Corp.*	18,700	415,888
BMB Munai, Inc.*	32,600	18,908
Brigham Exploration Co.*	44,500	84,550
Callon Petroleum Co.*	20,600	22,454
Cheniere Energy, Inc.*	10,700	45,582
Delek U.S. Holdings, Inc.	12,800	132,608
Denbury Resources, Inc.*	115,000	1,708,900
DHT Maritime, Inc.	20,100	77,184
Energy XXI Bermuda Ltd.	109,100	40,913
EXCO Resources, Inc.*	8,500	85,000
GMX Resources, Inc.*	9,900	64,350
Golar LNG Ltd.	5,700	19,551
Gulfport Energy Corp.*	17,400	40,368
Harvest Natural Resources, Inc.*	31,700	107,463
Meridian Resource Corp.*	76,600	16,086
Nordic American Tanker Shipping Ltd.	26,200	767,660
Oilsands Quest, Inc.*	158,500	114,120
Overseas Shipholding Group, Inc.	55,500	1,258,185
PetroQuest Energy, Inc.*	21,200	50,880
Quest Resource Corp.*	600,000	187,800
RAM Energy Resources, Inc.*	30,800	22,484
Rosetta Resources, Inc.*	49,100	243,045
Stone Energy Corp.*	27,200	90,576
Swift Energy Co.*	29,100	212,430
Teekay Corp.^	85,800	1,220,934
Toreador Resources Corp.*	15,900	39,909
TXCO Resources, Inc.*	34,100	14,049
USEC, Inc.*	73,600	353,280
VAALCO Energy, Inc.*	38,700	204,723
Western Refining, Inc.	28,500	340,290
World Fuel Services Corp.	26,800	847,684

		10,718,618

Total Energy		39,566,829

Financials (25.9%)
Capital Markets (1.2%)
Apollo Investment Corp.	135,200	470,496
Ares Capital Corp.	92,500	447,700
BGC Partners, Inc., Class A	15,400	34,034
BlackRock Kelso Capital Corp.	12,000	50,280
Broadpoint Securities Group, Inc.*	19,000	62,700
Calamos Asset Management, Inc., Class A	19,400	93,314
Capital Southwest Corp.	2,800	213,892
Cohen & Steers, Inc.	6,200	69,192
Evercore Partners, Inc., Class A	9,500	146,775
FBR Capital Markets Corp.*	23,200	76,328
GAMCO Investors, Inc., Class A	5,000	163,250
Gladstone Capital Corp.	20,200	126,452
Gladstone Investment Corp.	20,500	78,310
Harris & Harris Group, Inc.*	23,200	85,840
Hercules Technology Growth Capital, Inc.	31,500	157,500
KBW, Inc.*	23,600	480,260
Knight Capital Group, Inc., Class A*	77,300	1,139,402
Kohlberg Capital Corp.	17,000	52,020

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
LaBranche & Co., Inc.*	48,800	$182,512
MCG Capital Corp.	72,400	92,672
MVC Capital, Inc.	22,300	187,543
NGP Capital Resources Co.	20,000	99,400
Patriot Capital Funding, Inc.	18,900	34,587
PennantPark Investment Corp.	20,500	76,875
Penson Worldwide, Inc.*	16,200	104,166
Piper Jaffray Cos., Inc.*	17,900	461,641
Prospect Capital Corp.	28,000	238,560
Sanders Morris Harris Group, Inc.	18,100	70,590
Stifel Financial Corp.*	23,000	996,130
SWS Group, Inc.	23,200	360,296
Teton Advisors, Inc.(b)*†	75	145
Thomas Weisel Partners Group, Inc.*	18,300	65,514
Virtus Investment Partners, Inc.*	5,700	37,107
Westwood Holdings Group, Inc.	900	35,181

		6,990,664

Commercial Banks (7.3%)
1st Source Corp.	14,400	259,920
AMCORE Financial, Inc.	20,100	32,160
Ameris Bancorp	12,200	57,462
Ames National Corp.	6,200	105,958
Arrow Financial Corp.	8,700	206,103
BancFirst Corp.	7,000	254,800
Banco Latinoamericano de Exportaciones S.A., Class E	26,000	243,620
BancTrust Financial Group, Inc.	15,900	100,647
Bank of the Ozarks, Inc.	11,800	272,344
Banner Corp.	14,500	42,195
Boston Private Financial Holdings, Inc.	52,100	182,871
Bryn Mawr Bank Corp.	6,000	101,100
Camden National Corp.	7,300	166,805
Capital City Bank Group, Inc.	11,300	129,498
Capitol Bancorp Ltd.	13,900	57,685
Cardinal Financial Corp.	8,800	50,512
Cascade Bancorp	21,000	34,230
Cathay General Bancorp	257,100	2,681,553
Centerstate Banks of Florida, Inc.	8,300	91,383
Central Pacific Financial Corp.	27,500	154,000
Chemical Financial Corp.^	171,900	3,577,239
Citizens & Northern Corp.	8,100	149,769
Citizens Republic Bancorp, Inc.*	120,700	187,085
City Bank/Washington	13,500	44,550
City Holding Co.	15,400	420,266
CoBiz Financial, Inc.	18,200	95,550
Colonial BancGroup, Inc.	192,600	173,340
Columbia Banking System, Inc.	17,400	111,360
Community Bank System, Inc.	30,300	507,525
Community Trust Bancorp, Inc.	14,000	374,500
CVB Financial Corp.	62,900	417,027
East West Bancorp, Inc.	540,500	2,470,085
Enterprise Financial Services Corp.	5,400	52,704
F.N.B. Corp./Pennsylvania	79,900	612,833
Farmers Capital Bank Corp.	5,700	89,319
Financial Institutions, Inc.	9,800	74,676
First Bancorp, Inc./Maine	7,500	118,950
First Bancorp/North Carolina	13,800	165,186
First Bancorp/Puerto Rico	67,700	288,402
First Busey Corp.	24,300	188,568
First Commonwealth Financial Corp.	79,000	700,730
First Community Bancshares, Inc./Virginia	8,700	101,529
First Financial Bancorp	34,500	328,785
First Financial Bankshares, Inc.	15,900	765,903
First Financial Corp./Indiana	10,400	383,760
First Merchants Corp.	20,900	225,511
First Midwest Bancorp, Inc./Illinois	46,300	397,717
First South Bancorp, Inc./North Carolina	7,100	75,402
FirstMerit Corp.	75,800	1,379,560
Frontier Financial Corp.	45,300	49,830
Glacier Bancorp, Inc.	57,600	904,896
Green Bankshares, Inc.	12,600	110,880
Guaranty Bancorp*	46,200	80,850
Hancock Holding Co.	22,200	694,416
Hanmi Financial Corp.	36,200	47,060
Harleysville National Corp.	39,500	239,370
Heartland Financial USA, Inc.	11,500	155,710
Heritage Commerce Corp.	9,600	50,400
Home Bancshares, Inc./Arkansas	12,600	251,622
IBERIABANK Corp.	14,800	679,912
Independent Bank Corp./Massachusetts	15,500	228,625
Integra Bank Corp.	20,600	38,934
International Bancshares Corp.	48,400	377,520
Investors Bancorp, Inc.*	41,400	350,658
Lakeland Bancorp, Inc.	18,500	148,555
Lakeland Financial Corp.	11,400	218,766
MainSource Financial Group, Inc.	18,700	150,348
MB Financial, Inc.	33,100	450,160
Midwest Banc Holdings, Inc.	21,100	21,311
Nara Bancorp, Inc.	21,600	63,504
National Penn Bancshares, Inc.	75,600	627,480
NBT Bancorp, Inc.	29,900	647,036
Northfield Bancorp, Inc./New Jersey	17,700	193,461
Old National Bancorp/Indiana	61,500	686,955
Old Second Bancorp, Inc.	13,200	83,820
Oriental Financial Group, Inc.	23,300	113,704
Pacific Capital Bancorp N.A.	43,900	297,203
Pacific Continental Corp.	9,700	112,908
PacWest Bancorp	23,300	333,889
Park National Corp.	10,500	585,375
Peapack Gladstone Financial Corp.	7,600	137,028
Pennsylvania Commerce Bancorp, Inc.*	4,800	88,320
Peoples Bancorp, Inc./Ohio	79,100	1,026,718
Pinnacle Financial Partners, Inc.*	17,600	417,296
Premierwest Bancorp	18,585	74,712
Prosperity Bancshares, Inc.	36,700	1,003,745
Provident Bankshares Corp.	31,700	223,485
Renasant Corp.	19,200	241,152
Republic Bancorp, Inc./Kentucky, Class A	8,900	166,163
S&T Bancorp, Inc.	22,600	479,346
Sandy Spring Bancorp, Inc.	15,700	175,212
Santander BanCorp	4,300	33,884
SCBT Financial Corp.	10,200	213,180
Seacoast Banking Corp. of Florida	14,400	43,632
Shore Bancshares, Inc.	8,000	134,000
Sierra Bancorp	6,600	64,218
Signature Bank/New York*	3,800	107,274
Simmons First National Corp., Class A	13,400	337,546
Smithtown Bancorp, Inc.	7,700	86,856
South Financial Group, Inc.	69,700	76,670
Southside Bancshares, Inc.	11,200	211,680
Southwest Bancorp, Inc./Oklahoma	13,900	130,382
State Bancorp, Inc./New York	12,800	98,560
StellarOne Corp.	21,700	258,447
Sterling Bancorp/New York	17,300	171,270

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancshares, Inc./Texas	69,800	$456,492
Sterling Financial Corp./Washington	49,800	103,086
Suffolk Bancorp	5,600	145,544
Sun Bancorp, Inc./New Jersey*	13,500	70,065
Susquehanna Bancshares, Inc.	79,900	745,467
SVB Financial Group*	22,500	450,225
SY Bancorp, Inc.	11,000	267,300
Texas Capital Bancshares, Inc.*	26,400	297,264
Tompkins Financial Corp.	5,500	236,500
TowneBank/Virginia	19,100	311,903
Trico Bancshares	13,300	222,642
Trustmark Corp.	46,300	850,994
UCBH Holdings, Inc.	105,600	159,456
UMB Financial Corp.	29,100	1,236,459
Umpqua Holdings Corp.	57,200	518,232
Union Bankshares Corp./Virginia	12,200	168,970
United Bankshares, Inc.	35,200	606,848
United Community Banks, Inc./Georgia	39,199	163,068
United Security Bancshares/California	8,000	58,880
Univest Corp. of Pennsylvania	11,500	201,250
W Holding Co., Inc.	2,800	25,452
Washington Trust Bancorp, Inc.	12,300	199,875
WesBanco, Inc.	24,600	561,618
West Bancorp, Inc.	15,500	115,475
West Coast Bancorp/Oregon	15,100	33,522
Westamerica Bancorporation	14,600	665,176
Western Alliance Bancorporation*	20,700	94,392
Wilshire Bancorp, Inc.	18,600	95,976
Wintrust Financial Corp.	22,500	276,750
Yadkin Valley Financial Corp.	10,500	78,225

		44,115,717

Consumer Finance (1.1%)
Advance America Cash Advance Centers, Inc.	27,800	46,982
Advanta Corp., Class B	38,400	25,344
Cash America International, Inc.	15,600	244,296
CompuCredit Corp.*	15,700	38,465
Credit Acceptance Corp.*	2,100	45,129
EZCORP, Inc., Class A*	355,000	4,107,350
First Cash Financial Services, Inc.*	151,600	2,261,872
First Marblehead Corp.*	32,900	42,441
Nelnet, Inc., Class A*	16,700	147,628

		6,959,507

Diversified Financial Services (0.4%)
Ampal American Israel, Class A*	22,200	37,962
Asset Acceptance Capital Corp.*	1,600	8,496
Compass Diversified Holdings	22,800	203,376
Encore Capital Group, Inc.*	13,300	60,249
Fifth Street Finance Corp.	7,800	60,372
Financial Federal Corp.	23,600	499,848
Life Partners Holdings, Inc.	1,100	18,766
MarketAxess Holdings, Inc.*	29,600	226,144
Medallion Financial Corp.	13,500	100,035
NewStar Financial, Inc.*	16,200	37,584
PHH Corp.*	50,300	706,715
PICO Holdings, Inc.*	14,900	448,043
Portfolio Recovery Associates, Inc.*	5,100	136,884
Primus Guaranty Ltd.*	3,900	6,123
Resource America, Inc., Class A	9,700	38,703

		2,589,300

Insurance (9.2%)
Ambac Financial Group, Inc.	273,800	213,564
American Equity Investment Life Holding Co.	52,000	216,320
American National Insurance Co.^	30,400	1,593,264
American Physicians Capital, Inc.	7,000	286,440
American Safety Insurance Holdings Ltd.*	10,100	116,251
Amerisafe, Inc.*	18,000	275,760
Amtrust Financial Services, Inc.	14,300	136,565
Argo Group International Holdings Ltd.*	18,600	560,418
Arthur J. Gallagher & Co.	87,000	1,479,000
Aspen Insurance Holdings Ltd.	280,300	6,295,538
Assured Guaranty Ltd.	53,200	360,164
Baldwin & Lyons, Inc., Class B	8,200	155,144
Citizens, Inc./Texas*	34,800	252,996
CNA Surety Corp.*	16,000	295,040
Crawford & Co., Class B*	23,100	155,232
Delphi Financial Group, Inc., Class A	39,300	528,978
Donegal Group, Inc., Class A	10,800	165,996
EMC Insurance Group, Inc.	5,300	111,671
Employers Holdings, Inc.	43,600	415,944
Enstar Group, Ltd.*	2,300	129,536
Erie Indemnity Co., Class A	61,900	2,115,742
FBL Financial Group, Inc., Class A	12,300	51,045
First Acceptance Corp.*	15,900	38,478
First Mercury Financial Corp.*	11,300	163,172
Flagstone Reinsurance Holdings Ltd.	29,200	227,468
FPIC Insurance Group, Inc.*	7,200	266,616
Greenlight Capital Reinsurance Ltd., Class A*	26,800	427,996
Hallmark Financial Services*	5,800	40,194
Harleysville Group, Inc.	12,100	384,901
Hilltop Holdings, Inc.*	42,200	481,080
Horace Mann Educators Corp.	38,800	324,756
Independence Holding Co.	7,300	36,573
Infinity Property & Casualty Corp.	13,300	451,269
IPC Holdings Ltd.	252,700	6,833,008
Kansas City Life Insurance Co.	4,400	157,740
Maiden Holdings Ltd.	46,800	209,196
Max Capital Group Ltd.	52,600	906,824
Meadowbrook Insurance Group, Inc.	51,200	312,320
Montpelier Reinsurance Holdings Ltd.^	358,100	4,640,976
National Financial Partners Corp.	38,100	121,920
National Interstate Corp.	6,000	101,460
National Western Life Insurance Co., Class A	2,200	248,600
Navigators Group, Inc.*	12,300	580,314
NYMAGIC, Inc.	4,300	52,460
Odyssey Reinsurance Holdings Corp.	20,500	777,565
Old Republic International Corp.^	574,000	6,210,680
Phoenix Cos., Inc.	109,500	128,115
Platinum Underwriters Holdings Ltd.	50,000	1,418,000
PMA Capital Corp., Class A*	28,800	120,096
Presidential Life Corp.	20,100	156,579
ProAssurance Corp.*	30,100	1,403,262
Protective Life Corp.^	303,200	1,591,800
RLI Corp.	72,500	3,639,500
Safety Insurance Group, Inc.	15,100	469,308
SeaBright Insurance Holdings, Inc.*	20,200	211,292
Selective Insurance Group, Inc.	49,800	605,568
StanCorp Financial Group, Inc.^	80,000	1,822,400
State Auto Financial Corp.	13,500	237,600
Stewart Information Services Corp.	16,300	317,850
Syncora Holdings Ltd.*^	394,800	98,700
Tower Group, Inc.	14,993	369,278

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
United America Indemnity Ltd., Class A*	16,700	$67,134
United Fire & Casualty Co.	21,100	463,356
Validus Holdings Ltd.	60,500	1,432,640
Zenith National Insurance Corp.	85,300	2,056,583

		56,515,235

Real Estate Investment Trusts (REITs) (4.5%)
Acadia Realty Trust (REIT)	16,000	169,760
Agree Realty Corp. (REIT)	7,500	117,675
Alexander’s, Inc. (REIT)	700	119,266
American Campus Communities, Inc. (REIT)	39,400	683,984
American Capital Agency Corp. (REIT)	9,500	162,545
Anthracite Capital, Inc. (REIT)	56,800	19,312
Anworth Mortgage Asset Corp. (REIT)	92,400	566,412
Arbor Realty Trust, Inc. (REIT)	14,200	10,224
Ashford Hospitality Trust, Inc. (REIT)	76,000	117,040
Associated Estates Realty Corp. (REIT)	5,400	30,672
BioMed Realty Trust, Inc. (REIT)	74,600	505,042
Capital Trust, Inc./New York (REIT), Class A	16,400	18,040
CapLease, Inc. (REIT)	41,900	82,543
Capstead Mortgage Corp. (REIT)	58,900	632,586
Care Investment Trust, Inc. (REIT)	12,300	67,158
Cedar Shopping Centers, Inc. (REIT)	36,500	63,510
Chimera Investment Corp. (REIT)	129,800	436,128
Cogdell Spencer, Inc. (REIT)	11,600	59,160
Colonial Properties Trust (REIT)	45,200	172,212
Corporate Office Properties Trust/Maryland (REIT)	39,300	975,819
Cousins Properties, Inc. (REIT)	17,400	112,056
DCT Industrial Trust, Inc. (REIT)	163,400	517,978
DiamondRock Hospitality Co. (REIT)	90,300	362,103
DuPont Fabros Technology, Inc. (REIT)	5,400	37,152
EastGroup Properties, Inc. (REIT)	16,200	454,734
Education Realty Trust, Inc. (REIT)	26,500	92,485
Entertainment Properties Trust (REIT)	31,300	493,288
Equity Lifestyle Properties, Inc. (REIT)	6,900	262,890
Equity One, Inc. (REIT)	30,700	374,233
Extra Space Storage, Inc. (REIT)	81,400	448,514
FelCor Lodging Trust, Inc. (REIT)	60,600	82,416
First Industrial Realty Trust, Inc. (REIT)	42,400	103,880
First Potomac Realty Trust (REIT)	26,100	191,835
Franklin Street Properties Corp. (REIT)	54,900	675,270
Friedman Billings Ramsey Group, Inc. (REIT), Class A*	168,500	33,700
Getty Realty Corp. (REIT)	16,500	302,775
Glimcher Realty Trust (REIT)	36,500	51,100
Gramercy Capital Corp./New York (REIT)	41,100	39,867
Hatteras Financial Corp. (REIT)	14,800	369,852
Healthcare Realty Trust, Inc. (REIT)	54,800	821,452
Hersha Hospitality Trust (REIT)	46,100	87,590
Highwoods Properties, Inc. (REIT)	56,300	1,205,946
Home Properties, Inc. (REIT)	16,800	514,920
Inland Real Estate Corp. (REIT)	37,000	262,330
Investors Real Estate Trust (REIT)	54,800	540,328
Kite Realty Group Trust (REIT)	22,700	55,615
LaSalle Hotel Properties (REIT)	38,200	223,088
Lexington Realty Trust (REIT)	71,800	170,884
LTC Properties, Inc. (REIT)	22,000	385,880
Maguire Properties, Inc. (REIT)*	37,000	26,640
Medical Properties Trust, Inc. (REIT)	76,600	279,590
MFA Financial, Inc. (REIT)	208,800	1,227,744
Mid-America Apartment Communities, Inc. (REIT)	11,700	360,711
Mission West Properties, Inc. (REIT)	18,900	120,960
Monmouth Real Estate Investment Corp. (REIT), Class A	17,500	115,675
National Health Investors, Inc. (REIT)	21,100	566,957
National Retail Properties, Inc. (REIT)	73,400	1,162,656
Newcastle Investment Corp. (REIT)	53,200	34,580
NorthStar Realty Finance Corp. (REIT)	53,200	123,424
Omega Healthcare Investors, Inc. (REIT)	67,500	950,400
One Liberty Properties, Inc. (REIT)	7,700	27,104
Parkway Properties, Inc./Maryland (REIT)	14,600	150,380
Pennsylvania Real Estate Investment Trust (REIT)	33,700	119,635
Post Properties, Inc. (REIT)	42,000	425,880
Potlatch Corp. (REIT)	23,300	540,327
PS Business Parks, Inc. (REIT)	10,100	372,185
RAIT Financial Trust (REIT)	59,500	72,590
Ramco-Gershenson Properties Trust (REIT)	15,300	98,685
Realty Income Corp. (REIT)	95,300	1,793,546
Redwood Trust, Inc. (REIT)	56,200	862,670
Resource Capital Corp. (REIT)	20,700	62,928
Saul Centers, Inc. (REIT)	3,300	75,801
Senior Housing Properties Trust (REIT)	113,300	1,588,466
Sovran Self Storage, Inc. (REIT)	20,800	417,664
Strategic Hotels & Resorts, Inc. (REIT)	71,700	49,473
Sun Communities, Inc. (REIT)	5,700	67,431
Sunstone Hotel Investors, Inc. (REIT)	46,400	122,032
Universal Health Realty Income Trust (REIT)	9,900	289,377
Urstadt Biddle Properties, Inc. (REIT), Class A	19,800	265,716
U-Store-It Trust (REIT)	47,400	95,748
Washington Real Estate Investment Trust (REIT)	24,900	430,770
Winthrop Realty Trust (REIT)	10,700	73,937

		27,254,931

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	5,900	88,382
Consolidated-Tomoka Land Co.	1,800	53,460
Forestar Group, Inc.*	31,500	240,975
Maui Land & Pineapple Co., Inc.*	4,700	39,903
Stratus Properties, Inc.*	6,100	36,905
Thomas Properties Group, Inc.	18,100	21,358

		480,983

Thrifts & Mortgage Finance (2.1%)
Abington Bancorp, Inc.	22,600	187,128
Anchor Bancorp Wisconsin, Inc.	18,800	25,380
Bank Mutual Corp.	44,600	404,076

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
BankFinancial Corp.	18,200	$181,454
Beneficial Mutual Bancorp, Inc.*	30,400	299,440
Berkshire Hills Bancorp, Inc.	11,400	261,288
Brookline Bancorp, Inc.	54,000	513,000
Brooklyn Federal Bancorp, Inc.	3,300	36,399
Clifton Savings Bancorp, Inc.	9,400	94,000
Corus Bankshares, Inc.*^	298,661	80,638
Danvers Bancorp, Inc.	9,600	132,576
Dime Community Bancshares, Inc.	22,400	210,112
Doral Financial Corp.*	5,100	9,180
Encore Bancshares, Inc.*	6,400	56,768
ESSA Bancorp, Inc.	14,500	192,995
Farmer Mac, Class C	9,500	25,460
First Financial Holdings, Inc.	11,200	85,680
First Financial Northwest, Inc.	18,700	155,958
First Niagara Financial Group, Inc.	111,400	1,214,260
First Place Financial Corp./Ohio	16,200	54,432
Flagstar Bancorp, Inc.*	59,200	44,400
Flushing Financial Corp.	20,000	120,400
Fox Chase Bancorp, Inc.*	5,400	51,030
Guaranty Financial Group, Inc.*	87,300	91,665
Home Federal Bancorp, Inc./Idaho	6,500	56,745
Kearny Financial Corp.	16,300	170,824
Meridian Interstate Bancorp, Inc.*	9,600	80,832
NASB Financial, Inc.	3,300	82,203
NewAlliance Bancshares, Inc.	101,800	1,195,132
Northwest Bancorp, Inc.	16,300	275,470
OceanFirst Financial Corp.	8,500	86,870
Ocwen Financial Corp.*	34,000	388,620
Oritani Financial Corp.*	2,000	28,000
PMI Group, Inc.	78,200	48,484
Provident Financial Services, Inc.	56,800	614,008
Provident New York Bancorp	36,900	315,495
Radian Group, Inc.	77,000	140,140
Rockville Financial, Inc.	7,900	71,890
Roma Financial Corp.	8,400	108,780
TrustCo Bank Corp. NY/New York^	617,000	3,714,340
United Community Financial Corp./Ohio	32,200	38,962
United Financial Bancorp, Inc.	15,500	202,895
Waterstone Financial, Inc.*	6,800	13,872
Westfield Financial, Inc.	29,300	257,840
WSFS Financial Corp.	5,900	131,924

		12,551,045

Total Financials		157,457,382

Health Care (4.8%)
Biotechnology (0.2%)
Arena Pharmaceuticals, Inc.*	52,000	156,520
Celera Corp.*	47,500	362,425
Emergent Biosolutions, Inc.*	3,400	45,934
Geron Corp.*	27,500	122,925
Human Genome Sciences, Inc.*	114,500	95,035
Lexicon Pharmaceuticals, Inc.*	51,400	56,026
MannKind Corp.*	23,800	82,824
Maxygen, Inc.*	14,300	97,240
Nabi Biopharmaceuticals*	43,700	161,690

		1,180,619

Health Care Equipment & Supplies (1.6%)
AngioDynamics, Inc.*	13,700	153,988
Cantel Medical Corp.*	11,900	153,153
Cardiac Science Corp.*	18,000	54,180
CONMED Corp.*	25,200	363,132
ev3, Inc.*	54,000	383,400
Greatbatch, Inc.*	21,800	421,830
ICU Medical, Inc.*	5,400	173,448
Invacare Corp.	24,900	399,147
Medical Action Industries, Inc.*	8,500	70,465
NxStage Medical, Inc.*	10,500	27,090
Orthofix International N.V.*	10,900	201,868
Palomar Medical Technologies, Inc.*	17,500	127,050
STERIS Corp.	79,000	1,839,120
Symmetry Medical, Inc.*	23,900	150,809
Teleflex, Inc.	67,000	2,619,030
West Pharmaceutical Services, Inc.^	70,000	2,296,700

		9,434,410

Health Care Providers & Services (2.6%)
Alliance HealthCare Services, Inc.*	2,800	19,040
America Service Group, Inc.*‡	500,000	6,500,000
AMERIGROUP Corp.*	50,200	1,382,508
Amsurg Corp.*	29,700	470,745
Assisted Living Concepts, Inc., Class A*	4,760	64,546
Capital Senior Living Corp.*	19,900	48,556
Centene Corp.*	37,000	666,740
Chemed Corp.	5,500	213,950
Cross Country Healthcare, Inc.*	24,000	157,200
Emergency Medical Services Corp., Class A*	4,900	153,811
Ensign Group, Inc.	7,500	115,950
Five Star Quality Care, Inc.*	29,300	30,472
Gentiva Health Services, Inc.*	13,800	209,760
Hanger Orthopedic Group, Inc.*	29,300	388,225
HealthSouth Corp.*	83,000	737,040
Healthspring, Inc.*	47,100	394,227
Kindred Healthcare, Inc.*	26,700	399,165
Landauer, Inc.	4,100	207,788
Magellan Health Services, Inc.*	34,500	1,257,180
MedCath Corp.*	15,300	111,231
Molina Healthcare, Inc.*	13,100	249,162
National Healthcare Corp.	1,000	40,150
Nighthawk Radiology Holdings, Inc.*	20,500	55,350
Odyssey HealthCare, Inc.*	24,500	237,650
Owens & Minor, Inc.	3,600	119,268
PharMerica Corp.*	28,200	469,248
RehabCare Group, Inc.*	17,300	301,712
Res-Care, Inc.*	22,900	333,424
Skilled Healthcare Group, Inc., Class A*	16,800	137,928
Triple-S Management Corp., Class B*	13,600	167,552
Universal American Corp.*	37,500	317,625

		15,957,203

Health Care Technology (0.0%)
Computer Programs & Systems, Inc.	1,600	53,232
Vital Images, Inc.*	6,200	69,874

		123,106

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	31,400	102,678
Albany Molecular Research, Inc.*	14,000	132,020
Caliper Life Sciences, Inc.*	45,800	45,342
Cambrex Corp.*	12,300	28,044
Enzo Biochem, Inc.*	7,700	30,954
Nektar Therapeutics*	51,600	278,124
Varian, Inc.*	1,600	37,984

		655,146

Pharmaceuticals (0.3%)
Cypress Bioscience, Inc.*	6,800	48,348
Par Pharmaceutical Cos., Inc.*	32,900	311,563
Salix Pharmaceuticals Ltd.*	45,100	428,450

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Valeant Pharmaceuticals International*	30,800	$547,932
ViroPharma, Inc.*	74,800	392,700

		1,728,993

Total Health Care		29,079,477

Industrials (22.2%)
Aerospace & Defense (0.6%)
AAR Corp.*	28,500	357,390
Applied Signal Technology, Inc.	8,800	178,024
Argon ST, Inc.*	1,700	32,249
Ceradyne, Inc.*	25,100	455,063
Cubic Corp.	14,400	364,752
Curtiss-Wright Corp.	6,600	185,130
Ducommun, Inc.	10,100	146,854
DynCorp International, Inc., Class A*	22,000	293,260
Esterline Technologies Corp.*	4,900	98,931
Herley Industries, Inc.*	8,600	102,856
Ladish Co., Inc.*	15,200	110,352
LMI Aerospace, Inc.*	3,300	23,892
Moog, Inc., Class A*	35,800	818,746
Triumph Group, Inc.	6,900	263,580

		3,431,079

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	12,700	220,345
Dynamex, Inc.*	4,400	57,552
Hub Group, Inc., Class A*	12,500	212,500
Pacer International, Inc.	20,400	71,400
Park-Ohio Holdings Corp.*	8,100	26,406

		588,203

Airlines (0.9%)
AirTran Holdings, Inc.*	53,900	245,245
Alaska Air Group, Inc.*	34,100	599,137
Allegiant Travel Co.*	2,100	95,466
Hawaiian Holdings, Inc.*	5,700	21,261
JetBlue Airways Corp.*	164,500	600,425
Republic Airways Holdings, Inc.*	33,400	216,432
SkyWest, Inc.	274,200	3,411,048
U.S. Airways Group, Inc.*	108,400	274,252
UAL Corp.*	63,300	283,584

		5,746,850

Building Products (3.3%)
American Woodmark Corp.^	134,700	2,365,332
Ameron International Corp.	6,800	358,088
Apogee Enterprises, Inc.^	564,800	6,201,504
Builders FirstSource, Inc.*	17,800	35,956
Gibraltar Industries, Inc.^	395,700	1,867,704
Griffon Corp.*	50,600	379,500
Insteel Industries, Inc.	15,200	105,792
NCI Building Systems, Inc.*	18,900	41,958
Quanex Building Products Corp.	12,600	95,760
Simpson Manufacturing Co., Inc.	179,800	3,239,996
Trex Co., Inc.*	10,500	80,115
Universal Forest Products, Inc.	205,900	5,478,999

		20,250,704

Commercial Services & Supplies (3.2%)
ABM Industries, Inc.^	251,300	4,121,320
ACCO Brands Corp.*	52,300	51,254
Amrep Corp.*	1,600	25,120
ATC Technology Corp.*	20,200	226,240
Bowne & Co., Inc.	23,900	76,719
Casella Waste Systems, Inc., Class A*	13,000	22,230
Comfort Systems USA, Inc.	38,200	396,134
Consolidated Graphics, Inc.*	4,200	53,424
Copart, Inc.*	55,000	1,631,300
Cornell Cos., Inc.*	10,600	173,522
Courier Corp.	9,400	142,598
Deluxe Corp.	23,400	225,342
EnerNOC, Inc.*	8,400	122,136
Ennis, Inc.	23,900	211,754
G&K Services, Inc., Class A	17,100	323,361
GeoEye, Inc.*	15,600	308,100
Herman Miller, Inc.	24,200	257,972
HNI Corp.	38,700	402,480
ICT Group, Inc.*	2,700	15,039
Kimball International, Inc., Class B	30,500	200,080
Knoll, Inc.	5,000	30,650
M&F Worldwide Corp.*	10,600	124,126
McGrath RentCorp	7,200	113,472
Mine Safety Appliances Co.	177,100	3,545,542
Mobile Mini, Inc.*	263,000	3,029,760
Multi-Color Corp.	1,700	20,791
Schawk, Inc.	14,500	87,580
Standard Parking Corp.*	2,200	36,080
Standard Register Co.	10,000	45,800
Team, Inc.*	185,000	2,168,200
United Stationers, Inc.*	22,200	623,376
Viad Corp.	19,800	279,576
Waste Services, Inc.*	22,000	94,160

		19,185,238

Construction & Engineering (1.8%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	145,000	909,150
Dycom Industries, Inc.*	38,300	221,757
EMCOR Group, Inc.*^	131,700	2,261,289
Furmanite Corp.*	194,300	604,273
Granite Construction, Inc.	31,000	1,161,880
Great Lakes Dredge & Dock Corp.	36,000	108,360
Insituform Technologies, Inc., Class A*	34,400	538,016
Integrated Electrical Services, Inc.*	6,000	54,720
Layne Christensen Co.*	14,200	228,194
MasTec, Inc.*	4,400	53,196
Michael Baker Corp.*	6,000	156,000
Northwest Pipe Co.*	8,700	247,689
Orion Marine Group, Inc.*	295,000	3,864,500
Perini Corp.*	28,500	350,550
Pike Electric Corp.*	11,000	101,750
Sterling Construction Co., Inc.*	3,800	67,792

		10,929,116

Electrical Equipment (2.2%)
A. O. Smith Corp.	69,000	1,737,420
Acuity Brands, Inc.	5,300	119,462
AZZ, Inc.*	6,900	182,091
Baldor Electric Co.	43,900	636,111
Belden, Inc.	30,900	386,559
Brady Corp., Class A^	196,800	3,469,584
Encore Wire Corp.	17,400	372,882
EnerSys*	18,500	224,220
Franklin Electric Co., Inc.	93,600	2,071,368
GrafTech International Ltd.*	20,200	124,432
GT Solar International, Inc.*	9,800	65,072
LSI Industries, Inc.	17,900	92,543
Plug Power, Inc.*	97,800	85,086
Powell Industries, Inc.*	29,700	1,048,707
Power-One, Inc.*	67,800	59,664
Preformed Line Products Co.	2,300	86,572
Regal-Beloit Corp.	30,100	922,264
Roper Industries, Inc.^	35,000	1,485,750
Valence Technology, Inc.*	6,300	13,419

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Woodward Governor Co.	11,900	$133,042

		13,316,248

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	140,000	2,748,200
Otter Tail Corp.	32,800	723,240
Seaboard Corp.	300	303,000
Standex International Corp.	12,000	110,400
Tredegar Corp.	22,900	373,957
United Capital Corp.*	1,800	31,050

		4,289,847

Machinery (5.3%)
Actuant Corp., Class A	5,400	55,782
Alamo Group, Inc.	6,000	63,960
Albany International Corp., Class A	28,300	256,115
American Railcar Industries, Inc.	2,500	19,075
Ampco-Pittsburgh Corp.	2,200	29,172
Astec Industries, Inc.*^	37,800	991,494
Badger Meter, Inc.	1,100	31,779
Blount International, Inc.*	35,800	165,396
Briggs & Stratton Corp.^	181,100	2,988,150
Cascade Corp.	8,700	153,381
CIRCOR International, Inc.	53,700	1,209,324
CLARCOR, Inc.	17,900	450,901
CNH Global N.V.^	30,000	311,400
Columbus McKinnon Corp.*	16,200	141,264
Commercial Vehicle Group, Inc.*	9,600	5,280
Energy Recovery, Inc.*	4,900	37,240
EnPro Industries, Inc.*	17,000	290,700
Federal Signal Corp.	45,900	241,893
Force Protection, Inc.*	27,400	131,520
FreightCar America, Inc.	10,100	177,053
Gardner Denver, Inc.*	100,000	2,174,000
Graco, Inc.^	151,700	2,589,519
Greenbrier Cos., Inc.	15,900	58,194
Hurco Cos., Inc.*	6,300	66,969
Kadant, Inc.*	12,400	142,848
Kennametal, Inc.	140,000	2,269,400
L.B. Foster Co., Class A*	9,800	243,334
Lincoln Electric Holdings, Inc.^	70,700	2,240,483
Lydall, Inc.*	16,200	48,114
Mueller Industries, Inc.	227,000	4,923,630
Mueller Water Products, Inc., Class A	109,500	361,350
NACCO Industries, Inc., Class A	5,700	154,926
Nordson Corp.^	87,000	2,473,410
Robbins & Myers, Inc.	11,100	168,387
Tecumseh Products Co., Class A*	15,700	70,964
Thermadyne Holdings Corp.*	10,200	21,624
Timken Co.	43,100	601,676
Trimas Corp.*	17,300	30,275
Trinity Industries, Inc.^	205,000	1,873,700
Twin Disc, Inc.	7,600	52,592
Wabash National Corp.^	468,900	576,747
Wabtec Corp.	6,100	160,918
Watts Water Technologies, Inc., Class A	142,800	2,793,168

		31,847,107

Marine (0.5%)
International Shipholding Corp.	5,500	108,185
Kirby Corp.*	115,000	3,063,600
Ultrapetrol Bahamas Ltd.*	22,000	59,400

		3,231,185

Professional Services (0.6%)
CDI Corp.	11,000	106,920
COMSYS IT Partners, Inc.*	14,100	31,161
CRA International, Inc.*	4,100	77,408
Exponent, Inc.*	4,100	103,853
First Advantage Corp., Class A*	9,900	136,422
Heidrick & Struggles International, Inc.	16,400	290,936
ICF International, Inc.*	6,100	140,117
Kelly Services, Inc., Class A	25,100	202,055
Kforce, Inc.*	24,400	171,532
Korn/Ferry International*	41,100	372,366
LECG Corp.*	15,900	40,386
MPS Group, Inc.*	89,800	534,310
Odyssey Marine Exploration, Inc.*	10,100	34,239
On Assignment, Inc.*	34,000	92,140
School Specialty, Inc.*	18,000	316,620
Spherion Corp.*	25,700	53,456
TrueBlue, Inc.*	38,200	315,150
Volt Information Sciences, Inc.*	12,300	81,795
Watson Wyatt Worldwide, Inc., Class A	13,300	656,621

		3,757,487

Road & Rail (2.4%)
Amerco, Inc.*	8,900	298,417
Arkansas Best Corp.	21,500	408,930
Celadon Group, Inc.*	20,900	115,995
Dollar Thrifty Automotive Group, Inc.*	7,900	9,164
Genesee & Wyoming, Inc., Class A*	263,100	5,590,875
Heartland Express, Inc.	18,700	276,947
Kansas City Southern*^	44,000	559,240
Marten Transport Ltd.*	14,600	272,728
Old Dominion Freight Line, Inc.*	7,800	183,222
Patriot Transportation Holding, Inc.*	1,500	93,480
Saia, Inc.*	312,900	3,739,155
Universal Truckload Services, Inc.	4,600	65,964
Vitran Corp., Inc.*	377,050	1,983,283
Werner Enterprises, Inc.	39,500	597,240
YRC Worldwide, Inc.*	54,600	245,154

		14,439,794

Trading Companies & Distributors (0.6%)
Aceto Corp.	22,000	131,120
Aircastle Ltd.	44,800	208,320
Applied Industrial Technologies, Inc.^	98,200	1,656,634
Beacon Roofing Supply, Inc.*	22,400	299,936
H&E Equipment Services, Inc.*	15,800	103,490
Interline Brands, Inc.*	30,200	254,586
Kaman Corp.	22,800	285,912
Lawson Products, Inc.	4,100	49,897
Rush Enterprises, Inc., Class A*	32,100	286,332
TAL International Group, Inc.	10,100	73,932
Textainer Group Holdings Ltd.	5,400	36,450
Watsco, Inc.	10,400	353,912

		3,740,521

Total Industrials		134,753,379

Information Technology (8.1%)
Communications Equipment (1.4%)
3Com Corp.*	379,700	1,173,273
ADTRAN, Inc.	23,400	379,314
Airvana, Inc.*	3,200	18,720
Anaren, Inc.*	14,000	153,160
Arris Group, Inc.*	114,200	841,654
Avocent Corp.*	42,600	517,164
Bel Fuse, Inc., Class B	10,600	142,464
Black Box Corp.	16,700	394,287
Bookham, Inc.*	95,000	40,850

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
DG FastChannel, Inc.*	1,900	$35,663
Digi International, Inc.*	20,300	155,701
EMS Technologies, Inc.*	14,900	260,154
Emulex Corp.*	80,400	404,412
Extreme Networks, Inc.*	81,200	123,424
Globecomm Systems, Inc.*	6,700	38,793
Harmonic, Inc.*	49,600	322,400
Harris Stratex Networks, Inc., Class A*	24,500	94,325
Ixia*	16,600	85,822
Loral Space & Communications, Inc.*	10,800	230,688
MRV Communications, Inc.*	137,700	42,687
NETGEAR, Inc.*	28,100	338,605
Oplink Communications, Inc.*	12,700	97,790
Opnext, Inc.*	5,800	9,918
Palm, Inc.*	15,100	130,162
PC-Tel, Inc.	7,100	30,530
Plantronics, Inc.	46,700	563,669
Polycom, Inc.*	6,200	95,418
Powerwave Technologies, Inc.*	128,400	76,270
SeaChange International, Inc.*	28,900	165,308
ShoreTel, Inc.*	7,400	31,894
Sycamore Networks, Inc.*	163,000	435,210
Symmetricom, Inc.*	44,100	154,350
Tekelec*	53,800	711,774
UTStarcom, Inc.*	97,100	75,738
ViaSat, Inc.*	19,200	399,744

		8,771,335

Computers & Peripherals (0.4%)
Adaptec, Inc.*	112,500	270,000
Avid Technology, Inc.*	28,800	263,232
Cray, Inc.*	22,400	78,400
Diebold, Inc.	35,000	747,250
Electronics for Imaging, Inc.*	50,100	490,980
Hutchinson Technology, Inc.*	22,900	59,540
Hypercom Corp.*	19,700	18,912
Imation Corp.	28,500	218,025
Immersion Corp.*	13,100	38,383
Intevac, Inc.*	20,900	108,889
Novatel Wireless, Inc.*	17,100	96,102
Quantum Corp.*	98,700	66,129
Rackable Systems, Inc.*	25,300	102,718
Rimage Corp.*	8,700	116,145
Super Micro Computer, Inc.*	4,500	22,140

		2,696,845

Electronic Equipment, Instruments & Components (2.5%)
Agilysys, Inc.	21,400	92,020
Anixter International, Inc.*	25,400	804,672
Benchmark Electronics, Inc.*	431,600	4,833,920
Brightpoint, Inc.*	47,700	204,156
Checkpoint Systems, Inc.*	37,800	339,066
Cogent, Inc.*	16,500	196,350
Coherent, Inc.*	22,500	388,125
CPI International, Inc.*	8,400	78,960
CTS Corp.	32,300	116,603
Electro Rent Corp.	19,900	191,836
Electro Scientific Industries, Inc.*	25,000	148,000
Gerber Scientific, Inc.*	23,100	55,209
ICx Technologies, Inc.*	5,700	23,085
Insight Enterprises, Inc.*	44,800	137,088
L-1 Identity Solutions, Inc.*	60,800	310,688
Littelfuse, Inc.*	11,700	128,583
Measurement Specialties, Inc.*	14,000	57,260
Mercury Computer Systems, Inc.*	21,100	116,683
Methode Electronics, Inc.	36,400	130,312
Mettler-Toledo International, Inc.*^	52,000	2,669,160
MTS Systems Corp.	11,000	250,250
Multi-Fineline Electronix, Inc.*	1,400	23,576
Newport Corp.*	34,400	152,048
OSI Systems, Inc.*	3,200	48,832
Park Electrochemical Corp.	3,700	63,936
PC Connection, Inc.*	9,300	35,340
Plexus Corp.*	3,500	48,370
RadiSys Corp.*	21,600	130,896
Rofin-Sinar Technologies, Inc.*^	102,500	1,652,300
Rogers Corp.*	14,700	277,536
Sanmina-SCI Corp.*	352,200	107,421
Scansource, Inc.*	6,200	115,196
SMART Modular Technologies (WWH), Inc.*	42,100	58,098
SYNNEX Corp.*	16,600	326,522
Technitrol, Inc.	37,000	63,270
TTM Technologies, Inc.*	35,700	207,060
Zygo Corp.*	14,300	65,637

		14,648,064

Internet Software & Services (0.3%)
DealerTrack Holdings, Inc.*	10,300	134,930
InfoSpace, Inc.*	14,000	72,800
Internap Network Services Corp.*	24,400	65,636
Internet Brands, Inc., Class A*	12,100	71,027
Internet Capital Group, Inc.*	14,500	58,435
Keynote Systems, Inc.*	10,800	85,644
Limelight Networks, Inc.*	12,800	42,880
ModusLink Global Solutions, Inc.*	43,100	111,629
Perficient, Inc.*	30,200	163,080
Rackspace Hosting, Inc.*	5,100	38,199
RealNetworks, Inc.*	49,200	114,636
S1 Corp.*	11,200	57,680
SonicWALL, Inc.*	45,200	201,592
SupportSoft, Inc.*	13,800	26,496
TheStreet.com, Inc.	9,600	18,912
United Online, Inc.	73,600	328,256
Vignette Corp.*	11,200	74,816
Web.com Group, Inc.*	20,100	66,732
Websense, Inc.*	4,300	51,600

		1,784,980

IT Services (0.8%)
Acxiom Corp.	57,800	427,720
CACI International, Inc., Class A*	22,300	813,727
CIBER, Inc.*	59,600	162,708
CSG Systems International, Inc.*	15,300	218,484
Euronet Worldwide, Inc.*	44,900	586,394
Gevity HR, Inc.	24,000	94,800
Global Cash Access Holdings, Inc.*	15,000	57,300
infoGROUP, Inc.*	31,800	132,288
MAXIMUS, Inc.	14,200	566,012
Ness Technologies, Inc.*	34,100	100,595
Perot Systems Corp., Class A*	81,000	1,043,280
Safeguard Scientifics, Inc.*	102,400	56,320
SRA International, Inc., Class A*	18,800	276,360
TNS, Inc.*	3,100	25,358
VeriFone Holdings, Inc.*	31,300	212,840
Virtusa Corp.*	3,100	19,220
Wright Express Corp.*	2,300	41,906

		4,835,312

Semiconductors & Semiconductor Equipment (1.7%)
Actel Corp.*	22,900	231,748
Advanced Energy Industries, Inc.*	24,800	186,744
Amkor Technology, Inc.*	91,300	244,684
Applied Micro Circuits Corp.*	42,200	205,092

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Axcelis Technologies, Inc.*	103,000	$39,140
Brooks Automation, Inc.*	59,600	274,756
CEVA, Inc.*	5,300	38,584
Cirrus Logic, Inc.*	20,900	78,584
Cohu, Inc.	266,700	1,920,240
Cymer, Inc.*	21,800	485,268
DSP Group, Inc.*	22,100	95,472
Entegris, Inc.*	100,200	86,172
Exar Corp.*	32,400	202,176
FEI Co.*	34,700	535,421
FormFactor, Inc.*	18,400	331,568
IXYS Corp.	6,200	49,972
Kopin Corp.*	55,100	127,832
Lattice Semiconductor Corp.*	54,500	75,210
LTX-Credence Corp.*	106,100	29,708
Mattson Technology, Inc.*	48,300	40,620
MIPS Technologies, Inc.*	37,400	109,582
MKS Instruments, Inc.*	43,500	638,145
OmniVision Technologies, Inc.*	171,500	1,152,480
Photronics, Inc.*	40,600	38,976
PMC-Sierra, Inc.*	83,300	531,454
RF Micro Devices, Inc.*	251,200	334,096
Rudolph Technologies, Inc.*	26,500	80,295
Semtech Corp.*	3,400	45,390
Sigma Designs, Inc.*	4,500	55,980
Silicon Storage Technology, Inc.*	74,800	123,420
SiRF Technology Holdings, Inc.*	59,300	136,390
Skyworks Solutions, Inc.*	49,000	394,940
Standard Microsystems Corp.*	9,700	180,420
Trident Microsystems, Inc.*	35,800	52,268
TriQuint Semiconductor, Inc.*	137,000	338,390
Ultra Clean Holdings, Inc.*	19,000	20,330
Veeco Instruments, Inc.*	5,700	38,019
Zoran Corp.*	49,400	434,720

		9,984,286

Software (1.0%)
American Software, Inc., Class A	7,700	40,579
Ariba, Inc.*	11,600	101,268
Blackbaud, Inc.	3,300	38,313
Bottomline Technologies, Inc.*	21,100	138,838
Epicor Software Corp.*	56,800	216,408
EPIQ Systems, Inc.*	11,400	205,542
Fair Isaac Corp.	45,200	635,964
i2 Technologies, Inc.*	15,100	119,290
Jack Henry & Associates, Inc.	5,400	88,128
JDA Software Group, Inc.*	22,800	263,340
Kenexa Corp.*	5,000	26,950
Macrovision Solutions Corp.*	71,500	1,271,985
Mentor Graphics Corp.*	80,900	359,196
Monotype Imaging Holdings, Inc.*	2,300	8,602
MSC.Software Corp.*	40,100	226,164
NetScout Systems, Inc.*	4,500	32,220
OpenTV Corp., Class A*	69,900	105,549
Parametric Technology Corp.*	5,800	57,884
Progress Software Corp.*	3,700	64,232
Quest Software, Inc.*	62,200	788,696
Smith Micro Software, Inc.*	5,200	27,196
Sourcefire, Inc.*	4,500	32,760
Sybase, Inc.*	11,900	360,451
Symyx Technologies, Inc.*	15,500	68,975
THQ, Inc.*	20,100	61,104
TIBCO Software, Inc.*	163,700	960,919

		6,300,553

Total Information Technology		49,021,375

Materials (7.3%)
Chemicals (3.5%)
A. Schulman, Inc.	25,800	349,590
Airgas, Inc.	106,900	3,614,289
American Vanguard Corp.	1,500	19,350
Arch Chemicals, Inc.	15,600	295,776
Cabot Corp.^	119,400	1,254,894
GenTek, Inc.*	2,200	38,478
H.B. Fuller Co.	224,900	2,923,700
ICO, Inc.*	16,900	34,814
Innophos Holdings, Inc.	4,900	55,272
Innospec, Inc.	8,900	33,553
Koppers Holdings, Inc.	18,600	270,072
LSB Industries, Inc.*	5,800	57,362
Minerals Technologies, Inc.	9,700	310,885
NL Industries, Inc.	2,800	28,000
Olin Corp.	71,000	1,013,170
OM Group, Inc.*	29,100	562,212
Penford Corp.	10,800	39,204
PolyOne Corp.*	89,200	206,052
Rockwood Holdings, Inc.*	39,800	316,012
RPM International, Inc.^	303,000	3,857,190
Sensient Technologies Corp.	45,000	1,057,500
Solutia, Inc.*	21,000	39,270
Spartech Corp.	29,400	72,324
Stepan Co.	3,600	98,280
W.R. Grace & Co.*	16,100	101,752
Westlake Chemical Corp.^	298,400	4,365,592

		21,014,593

Construction Materials (0.0%)
Headwaters, Inc.*	34,300	107,702
U.S. Concrete, Inc.*	34,500	69,000
United States Lime & Minerals, Inc.*	1,000	27,360

		204,062

Containers & Packaging (0.6%)
AptarGroup, Inc.	71,000	2,210,940
Boise, Inc.*	47,500	28,975
Myers Industries, Inc.	11,800	72,452
Rock-Tenn Co., Class A	22,600	611,330
Silgan Holdings, Inc.	11,900	625,226

		3,548,923

Metals & Mining (2.7%)
A.M. Castle & Co.	15,900	141,828
Allied Nevada Gold Corp.*	6,200	36,270
AMCOL International Corp.	16,500	244,860
Brush Engineered Materials, Inc.*	19,600	271,852
China Precision Steel, Inc.*	8,700	10,179
Coeur d’Alene Mines Corp.*	525,000	493,500
Commercial Metals Co.	190,000	2,194,500
Compass Minerals International, Inc.	14,400	811,728
Gerdau Ameristeel Corp.	461,000	1,415,270
Haynes International, Inc.*	8,500	151,470
Hecla Mining Co.*	204,400	408,800
Horsehead Holding Corp.*	33,600	184,800
Kaiser Aluminum Corp.	15,000	346,800
Olympic Steel, Inc.	2,200	33,374
Reliance Steel & Aluminum Co.	156,000	4,107,480
Royal Gold, Inc.	27,400	1,281,224
RTI International Metals, Inc.*	21,900	256,230
Steel Dynamics, Inc.^	358,200	3,155,742
Stillwater Mining Co.*	27,500	101,750
United States Steel Corp.^	16,000	338,080
Universal Stainless & Alloy Products, Inc.*	5,900	57,053

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Worthington Industries, Inc.	50,200	$437,242

		16,480,032

Paper & Forest Products (0.5%)
AbitibiBowater, Inc.*	52,900	29,095
Buckeye Technologies, Inc.*	37,700	80,301
Clearwater Paper Corp.*	6,900	55,407
Glatfelter	308,200	1,923,168
KapStone Paper and Packaging Corp.*	17,900	44,034
Louisiana-Pacific Corp.	98,900	220,547
Mercer International, Inc.*	28,100	18,546
Neenah Paper, Inc.	13,700	49,731
Schweitzer-Mauduit International, Inc.	15,000	276,900
Wausau Paper Corp.	42,100	221,446

		2,919,175

Total Materials		44,166,785

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
Alaska Communications Systems Group, Inc.	20,200	135,340
Atlantic Tele-Network, Inc.	9,000	172,620
Cincinnati Bell, Inc.*	219,900	505,770
Consolidated Communications Holdings, Inc.	14,000	143,640
FairPoint Communications, Inc.	85,200	66,456
General Communication, Inc., Class A*	41,000	273,880
Global Crossing Ltd.*	17,100	119,700
Globalstar, Inc.*	67,200	23,520
iBasis, Inc.*	27,400	18,358
Iowa Telecommunications Services, Inc.	26,900	308,274
PAETEC Holding Corp.*	30,500	43,920
Premiere Global Services, Inc.*	148,600	1,310,652
Shenandoah Telecommunications Co.	2,300	52,440
tw telecom, Inc.*	17,300	151,375

		3,325,945

Wireless Telecommunication Services (0.1%)
Centennial Communications Corp.*	9,400	77,644
FiberTower Corp.*	158,200	31,640
ICO Global Communications Holdings Ltd.*	65,700	22,995
iPCS, Inc.*	11,300	109,723
Syniverse Holdings, Inc.*	25,500	401,880
TerreStar Corp.*	45,300	25,368
USA Mobility, Inc.	18,300	168,543

		837,793

Total Telecommunication Services		4,163,738

Utilities (5.4%)
Electric Utilities (2.2%)
Allete, Inc.	26,400	704,616
Central Vermont Public Service Corp.	11,100	192,030
Cleco Corp.	56,400	1,223,316
El Paso Electric Co.*	41,600	586,144
Empire District Electric Co.	32,200	464,968
IDACORP, Inc.	42,400	990,464
MGE Energy, Inc.	21,000	658,770
NV Energy, Inc.	440,000	4,131,600
Portland General Electric Co.	70,700	1,243,613
UIL Holdings Corp.	24,000	535,680
UniSource Energy Corp.	32,200	907,718
Westar Energy, Inc.	98,400	1,724,952

		13,363,871

Gas Utilities (2.3%)
Atmos Energy Corp.	60,000	1,387,200
Chesapeake Utilities Corp.	6,600	201,168
Energen Corp.	86,000	2,505,180
Laclede Group, Inc.	20,300	791,294
New Jersey Resources Corp.	39,400	1,338,812
Nicor, Inc.	42,300	1,405,629
Northwest Natural Gas Co.	24,800	1,076,816
Piedmont Natural Gas Co., Inc.	68,900	1,783,821
South Jersey Industries, Inc.	28,200	987,000
Southwest Gas Corp.	40,300	849,121
WGL Holdings, Inc.	46,500	1,525,200

		13,851,241

Multi-Utilities (0.6%)
Avista Corp.	49,400	680,732
Black Hills Corp.	35,700	638,673
CH Energy Group, Inc.	14,700	689,430
NorthWestern Corp.	33,400	717,432
PNM Resources, Inc.	80,300	663,278

		3,389,545

Water Utilities (0.3%)
American States Water Co.	16,400	595,648
California Water Service Group	18,300	766,038
Connecticut Water Service, Inc.	8,000	162,240
Middlesex Water Co.	11,800	169,920
SJW Corp.	11,300	287,359
Southwest Water Co.	23,600	101,480

		2,082,685

Total Utilities		32,687,342

Total Common Stocks (98.6%)
(Cost $913,067,792)		598,596,770

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Kayne Anderson Energy Development Co.
(Cost $118,660)	9,700	90,598

	Number of Rights	Value (Note 1)

RIGHTS:
Financials (0.0%)
Insurance (0.0%)
United America Indemnity Ltd., expiring 4/6/09*
(Cost $—)	16,700	2,058

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.18%, 6/11/09 #(p)	$410,000	409,853

Short-Term Investments of Cash Collateral for Securities Loaned (5.2%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	1,690,000	1,690,000

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	$1,240,000	$1,217,927
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	16,085,951	16,085,951
General Electric Capital Corp.
0.40%, 3/12/10 (l)	230,000	217,405
K2 (USA) LLC
0.37%, 5/29/09 (l)	2,259,845	2,259,845
0.37%, 6/18/09 (l)	2,819,791	2,810,370
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	1,409,991	169,199
Links Finance LLC
0.37%, 6/25/09 (l)	849,947	846,277
Monumental Global Funding II
0.43%, 5/26/10 (l)	2,650,000	2,252,499
Morgan Stanley
0.46%, 5/7/09 (l)	2,820,000	2,820,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,689,788	1,525,225

Total Short-Term Investments of Cash Collateral for Securities Loaned		31,894,698

Time Deposit (1.5%)
JPMorgan Chase Nassau
0.004%, 4/1/09	9,255,962	9,255,962

Total Short-Term Investments (6.8%)
(Cost/Amortized Cost $43,411,089)		41,560,513

Total Investments (105.4%)
(Cost/Amortized Cost $956,597,541)		640,249,939
Other Assets Less Liabilities (-5.4%)		(32,781,921)

Net Assets (100%)		$607,468,018

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $145 or 0.0% of net assets) at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(u)	Represents the Portfolio s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
America Service Group, Inc.	$5,350,00	$5,121,513	$—	$6,500,000	$—	$—

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
Russell 2000 Mini Index	68	June-09	$2,464,582	$2,864,840	$400,258

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$598,687,223	$41,562,571	$145	$640,249,939
Other Investments*	400,258	—	—	400,258

Total	$599,087,481	$41,562,571	$145	$640,650,197

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	145	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$145	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$145	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$319,378,931
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$309,761,452

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,432,482
Aggregate gross unrealized depreciation	(342,459,172)

Net unrealized depreciation	$(329,026,690)

Federal income tax cost of investments	$969,276,629

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009, the Portfolio had loaned securities with a total value of $33,206,767. This was secured by collateral of $33,745,312, which was received as cash and subsequently invested in short-term investments currently valued at $31,894,698, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $237,764,301, which expires in the year 2016.

See Notes to Portfolio of Investments.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.7%)
Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	1,170	$91,646
ITT Educational Services, Inc.*^	1,705	207,021

		298,667

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	65,785	4,831,251
Expedia, Inc.*^	27,200	246,976
Netflix, Inc.*^	5,400	231,768
NutriSystem, Inc.^	3,700	52,799
priceline.com, Inc.*^	5,300	417,534

		5,780,328

Media (0.8%)
Comcast Corp., Class A	95,190	1,298,392
DIRECTV Group, Inc.*	60,641	1,382,008

		2,680,400

Specialty Retail (0.1%)
Best Buy Co., Inc.^	11,300	428,948

Total Consumer Discretionary		9,188,343

Energy (0.0%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.^	378	23,761
Weatherford International Ltd.*	2,272	25,151

Total Energy		48,912

Industrials (1.9%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.	2,572	177,545
Northrop Grumman Corp.	5,114	223,175
Raytheon Co.	4,133	160,939

		561,659

Electrical Equipment (1.4%)
ABB Ltd. (Registered)*	87,465	1,220,353
First Solar, Inc.*^	14,189	1,882,881
SunPower Corp., Class B*^	46,382	918,364
Suntech Power Holdings Co., Ltd. (ADR)*^	74,725	873,535

		4,895,133

Industrial Conglomerates (0.1%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	29,631	440,613

Machinery (0.1%)
Flowserve Corp.	5,987	335,990

Professional Services (0.1%)
Manpower, Inc.	5,820	183,505

Total Industrials		6,416,900

Information Technology (91.4%)
Communications Equipment (16.0%)
3Com Corp.*	49,700	153,573
ADC Telecommunications, Inc.*^	12,000	52,680
ADTRAN, Inc.^	6,800	110,228
Arris Group, Inc.*^	15,300	112,761
Avocent Corp.*	5,600	67,984
Brocade Communications Systems, Inc.*	48,400	166,980
Ciena Corp.*^	11,200	87,136
Cisco Systems, Inc.*	1,058,674	17,753,963
CommScope, Inc.*	9,300	105,648
Comtech Telecommunications Corp.*	3,500	86,695
Corning, Inc.^	425,051	5,640,427
EchoStar Corp., Class A*^	5,300	78,599
Emulex Corp.*	10,200	51,306
F5 Networks, Inc.*^	10,300	215,785
Harris Corp.	17,200	497,768
Infinera Corp.*^	11,700	86,580
InterDigital, Inc.*	5,600	144,592
JDS Uniphase Corp.*^	26,700	86,775
Juniper Networks, Inc.*^	100,830	1,518,500
Motorola, Inc.	291,600	1,233,468
Nice Systems Ltd. (ADR)*	36,529	908,111
Nokia Oyj (ADR)	78,892	920,670
Polycom, Inc.*^	10,800	166,212
QUALCOMM, Inc.	481,718	18,743,646
Research In Motion Ltd.*	87,325	3,761,088
Riverbed Technology, Inc.*^	135,710	1,775,087
Sonus Networks, Inc.*	33,700	52,909
Sycamore Networks, Inc.*^	23,600	63,012
Tekelec*	8,600	113,778
Telefonaktiebolaget LM Ericsson (ADR)	34,500	279,105
Tellabs, Inc.*	51,600	236,328

		55,271,394

Computers & Peripherals (23.7%)
Apple, Inc.*	203,695	21,412,418
Avid Technology, Inc.*	3,800	34,732
Data Domain, Inc.*^	63,121	793,431
Dell, Inc.*	367,605	3,484,895
Diebold, Inc.	8,600	183,610
Electronics for Imaging, Inc.*^	5,800	56,840
EMC Corp.*	491,079	5,598,301
Hewlett-Packard Co.	606,935	19,458,336
HTC Corp.	15,000	185,699
Imation Corp.^	3,700	28,305
Intermec, Inc.*^	6,100	63,440
International Business Machines Corp.	243,101	23,554,056
Lexmark International, Inc., Class A*	10,200	172,074
NCR Corp.*	20,500	162,975
NetApp, Inc.*	77,992	1,157,401
QLogic Corp.*	15,300	170,136
SanDisk Corp.*^	135,550	1,714,708
Seagate Technology	169,588	1,019,224
Sun Microsystems, Inc.*	95,800	701,256
Synaptics, Inc.*^	4,500	120,420
Teradata Corp.*	22,300	361,706
Western Digital Corp.*	79,860	1,544,492

		81,978,455

Electronic Equipment, Instruments & Components (2.0%)
Agilent Technologies, Inc.*	44,900	690,113
Amphenol Corp., Class A^	29,412	837,948
Anixter International, Inc.*^	3,800	120,384
Arrow Electronics, Inc.*	15,400	293,524
Avnet, Inc.*	19,500	341,445
AVX Corp.^	6,100	55,388
Benchmark Electronics, Inc.*^	8,100	90,720
Celestica, Inc.*	24,800	88,288
Cogent, Inc.*^	4,700	55,930
Dolby Laboratories, Inc., Class A*^	6,600	225,126
FLIR Systems, Inc.*	19,400	397,312
Hon Hai Precision Industry Co., Ltd.	196,897	446,678
Hon Hai Precision Industry Co., Ltd. (GDR)	51,453	229,900
Ingram Micro, Inc., Class A*	20,500	259,120
Itron, Inc.*^	4,800	227,280

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Jabil Circuit, Inc.	27,400	$152,344
L-1 Identity Solutions, Inc.*	125,719	642,424
Mettler-Toledo International, Inc.*^	4,300	220,719
Molex, Inc.^	17,500	240,450
National Instruments Corp.^	7,400	138,010
Plexus Corp.*^	4,800	66,336
Rofin-Sinar Technologies, Inc.*^	3,600	58,032
Tech Data Corp.*^	6,500	141,570
Trimble Navigation Ltd.*^	15,500	236,840
Tyco Electronics Ltd.^	58,900	650,256
Vishay Intertechnology, Inc.*	23,100	80,388

		6,986,525

Internet Software & Services (9.0%)
Akamai Technologies, Inc.*^	22,200	430,680
Baidu.com (ADR)*^	6,345	1,120,527
DealerTrack Holdings, Inc.*	5,000	65,500
Digital River, Inc.*^	4,900	146,118
EarthLink, Inc.*	13,400	88,038
eBay, Inc.*	138,600	1,740,816
Equinix, Inc.*^	36,521	2,050,654
Google, Inc., Class A*	50,714	17,651,515
IAC/InterActiveCorp*	11,900	181,237
j2 Global Communications, Inc.*^	5,500	120,395
NetEase.com, Inc. (ADR)*^	75,290	2,021,537
Omniture, Inc.*^	8,900	117,391
Open Text Corp.*	6,700	230,748
RealNetworks, Inc.*^	10,500	24,465
SAVVIS, Inc.*	4,700	29,093
Tencent Holdings Ltd.	67,300	500,049
ValueClick, Inc.*	10,700	91,057
VeriSign, Inc.*^	24,800	467,976
Websense, Inc.*^	5,600	67,200
Yahoo!, Inc.*	305,000	3,907,050

		31,052,046

IT Services (7.6%)
Accenture Ltd., Class A	76,269	2,096,635
Acxiom Corp.	8,500	62,900
Affiliated Computer Services, Inc., Class A*	12,500	598,625
Alliance Data Systems Corp.*^	29,410	1,086,700
Automatic Data Processing, Inc.	90,865	3,194,813
Broadridge Financial Solutions, Inc.	18,300	340,563
CACI International, Inc., Class A*	3,900	142,311
Cognizant Technology Solutions Corp., Class A*	166,283	3,457,023
Computer Sciences Corp.*	19,500	718,380
Convergys Corp.*	16,200	130,896
Cybersource Corp.*^	8,700	128,847
DST Systems, Inc.*	18,475	639,605
Euronet Worldwide, Inc.*^	6,200	80,972
Fidelity National Information Services, Inc.	24,300	442,260
Fiserv, Inc.*^	20,100	732,846
Gartner, Inc.*^	7,700	84,777
Global Payments, Inc.	10,400	347,464
Hewitt Associates, Inc., Class A*^	11,900	354,144
Lender Processing Services, Inc.^	10,700	327,527
ManTech International Corp., Class A*	2,700	113,130
Mastercard, Inc., Class A^	9,300	1,557,564
Metavante Technologies, Inc.*	11,700	233,532
NeuStar, Inc., Class A*^	9,500	159,125
Paychex, Inc.	41,100	1,055,037
Perot Systems Corp., Class A*	11,500	148,120
SAIC, Inc.*	25,800	481,686
SRA International, Inc., Class A*^	5,300	77,910
Syntel, Inc.^	1,500	30,870
Total System Services, Inc.	25,800	356,298
VeriFone Holdings, Inc.*^	93,293	634,392
Visa, Inc., Class A^	61,560	3,422,736
Western Union Co.^	229,400	2,883,558
Wright Express Corp.*^	4,800	87,456

		26,208,702

Office Electronics (0.2%)
Xerox Corp.	110,100	500,955
Zebra Technologies Corp., Class A*^	7,800	148,356

		649,311

Semiconductors & Semiconductor Equipment (13.7%)
Advanced Micro Devices, Inc.*	79,200	241,560
Altera Corp.	37,800	663,390
Amkor Technology, Inc.*	13,600	36,448
Analog Devices, Inc.	106,839	2,058,788
Applied Materials, Inc.	191,043	2,053,712
Atheros Communications, Inc.*^	36,901	540,969
Atmel Corp.*^	58,200	211,266
Broadcom Corp., Class A*^	97,081	1,939,678
Cree, Inc.*^	11,500	270,595
Cymer, Inc.*	3,700	82,362
Cypress Semiconductor Corp.*^	17,900	121,183
Fairchild Semiconductor International, Inc.*	15,400	57,442
FormFactor, Inc.*^	6,100	109,922
Hittite Microwave Corp.*	2,400	74,880
Integrated Device Technology, Inc.*	22,100	100,555
Intel Corp.	1,122,238	16,889,682
International Rectifier Corp.*	9,100	122,941
Intersil Corp., Class A^	16,000	184,000
KLA-Tencor Corp.	21,800	436,000
Lam Research Corp.*^	72,255	1,645,246
Linear Technology Corp.^	77,432	1,779,387
LSI Corp.*	83,600	254,144
Maxim Integrated Products, Inc.	43,375	572,984
MEMC Electronic Materials, Inc.*	28,900	476,561
Micrel, Inc.^	6,000	42,240
Microchip Technology, Inc.^	23,400	495,846
Micron Technology, Inc.*^	98,800	401,128
Microsemi Corp.*^	10,100	117,160
MKS Instruments, Inc.*^	6,100	89,487
National Semiconductor Corp.^	25,300	259,831
Novellus Systems, Inc.*^	12,700	211,201
NVIDIA Corp.*	68,500	675,410
ON Semiconductor Corp.*^	570,256	2,223,998
PMC-Sierra, Inc.*^	28,900	184,382
Rambus, Inc.*^	13,000	122,980
Samsung Electronics Co., Ltd.	3,068	1,267,119
Samsung Electronics Co., Ltd. (GDR)§	5,553	1,136,515
Semtech Corp.*	7,500	100,125
Silicon Laboratories, Inc.*^	5,800	153,120
Skyworks Solutions, Inc.*^	20,800	167,648
Taiwan Semiconductor Manufacturing Co., Ltd.	1,071,186	1,631,102
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	109,676	981,600
Teradyne, Inc.*	21,000	91,980
Tessera Technologies, Inc.*	6,000	80,220
Texas Instruments, Inc.	308,460	5,092,675
Varian Semiconductor Equipment Associates, Inc.*^	9,400	203,604
Xilinx, Inc.	35,000	670,600

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Zoran Corp.*	6,400	$56,320

		47,379,986

Software (19.2%)
Activision Blizzard, Inc.*^	339,330	3,549,392
Adobe Systems, Inc.*	108,537	2,321,606
Advent Software, Inc.*^	2,100	69,951
ANSYS, Inc.*^	11,600	291,160
Autodesk, Inc.*	29,200	490,852
BMC Software, Inc.*	90,745	2,994,585
CA, Inc.	84,763	1,492,676
Cadence Design Systems, Inc.*	33,900	142,380
Citrix Systems, Inc.*^	23,200	525,248
Compuware Corp.*	32,000	210,880
Concur Technologies, Inc.*^	5,600	107,464
Electronic Arts, Inc.*	79,745	1,450,562
FactSet Research Systems, Inc.^	5,300	264,947
Fair Isaac Corp.	6,000	84,420
Informatica Corp.*	11,400	151,164
Intuit, Inc.*	41,100	1,109,700
Jack Henry & Associates, Inc.	11,000	179,520
Lawson Software, Inc.*	15,000	63,750
Longtop Financial Technologies Ltd. (ADR)*^	7,225	153,387
Macrovision Solutions Corp.*	10,300	183,237
McAfee, Inc.*^	98,373	3,295,496
Mentor Graphics Corp.*	11,400	50,616
Micros Systems, Inc.*^	10,500	196,875
Microsoft Corp.	1,171,146	21,513,952
MicroStrategy, Inc., Class A*	1,100	37,609
Nintendo Co., Ltd.	5,680	1,666,142
Novell, Inc.*	44,900	191,274
Nuance Communications, Inc.*^	8,600	93,396
Oracle Corp.*	936,164	16,916,483
Parametric Technology Corp.*	15,100	150,698
Progress Software Corp.*	5,000	86,800
Quality Systems, Inc.^	2,300	104,075
Quest Software, Inc.*	8,300	105,244
Red Hat, Inc.*	69,500	1,239,880
Salesforce.com, Inc.*	40,587	1,328,413
Solera Holdings, Inc.*^	7,200	178,416
Sybase, Inc.*^	10,500	318,045
Symantec Corp.*	105,600	1,577,664
Synopsys, Inc.*	18,600	385,578
Take-Two Interactive Software, Inc.*	9,600	80,160
TIBCO Software, Inc.*	22,400	131,488
VMware, Inc., Class A*^	38,349	905,803
Wind River Systems, Inc.*	8,500	54,400

		66,445,388

Total Information Technology		315,971,807

Materials (0.7%)
Chemicals (0.7%)
Monsanto Co.	27,995	2,326,385

Total Materials		2,326,385

Telecommunication Services (0.8%)
Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A*	53,010	1,613,094
China Mobile Ltd. (ADR)^	28,876	1,256,684

Total Telecommunication Services		2,869,778

Total Common Stocks (97.5%) (Cost $392,191,178)		336,822,125

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(1.2%)
PowerShares QQQ	62,770	1,903,186
Semiconductor HOLDRs Trust^	116,700	2,182,290

Total Investment Companies (1.2%) (Cost $3,785,623)		4,085,476

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (11.0%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	$1,020,000	1,020,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	750,000	736,649
Deutsche Bank Securities, Inc., Repurchase Agreement
0.25%, 4/1/09 (r)(u)	28,756,936	28,756,936
General Electric Capital Corp.
0.40%, 3/12/10 (l)	140,000	132,333
K2 (USA) LLC
0.37%, 5/29/09 (l)	1,349,907	1,349,907
0.37%, 6/18/09 (l)	1,689,875	1,684,229
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	849,994	101,999
Links Finance LLC
0.37%, 6/25/09 (l)	509,968	507,766
Monumental Global Funding II
0.43%, 5/26/10 (l)	1,590,000	1,351,501
Morgan Stanley
0.46%, 5/7/09 (l)	1,690,000	1,690,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,009,874	911,526

Total Short-Term Investments of Cash Collateral for Securities Loaned		38,242,846

Time Deposit (1.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09	3,990,157	3,990,157

Total Short-Term Investments (12.2%) (Cost/Amortized Cost $43,346,711)		42,233,003

Total Investments (110.9%) (Cost/Amortized Cost $439,323,512)		383,140,604
Other Assets Less Liabilities (-10.9%)		(37,595,353)

Net Assets (100%)		$345,545,251

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $1,136,515 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% - 7.500%, maturing 1/15/15 - 6/15/38; Federal National Mortgage Association, 5.000% - 7.000%, maturing 10/1/36 - 12/1/38.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

HOLDRs — Holding Company Depositary Receipts

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$332,624,044	$50,516,560	$—	$383,140,604
Other Investments*	—	—	—	—

Total	$332,624,044	$50,516,560	$—	$383,140,604

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$150,456,348
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$143,132,734

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,824,506
Aggregate gross unrealized depreciation	(106,520,782)

Net unrealized depreciation	$(99,696,276)

Federal income tax cost of investments	$482,836,880

At March 31, 2009, the Portfolio had loaned securities with a total value of $39,083,454. This was secured by collateral of $39,356,554, which was received as cash and subsequently invested in short-term investments currently valued at $38,242,846, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $31,948, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

For the three months ended March 31, 2009, the Portfolio incurred approximately $595 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $86,028,035 of which $38,254,621 expires in the year 2010, $25,653,017 expires in the year 2011, and $22,120,397 expires in the year 2016.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	1,521,845	$15,534,223
EQ/Equity 500 Index Portfolio‡	905,189	12,693,626
EQ/International ETF Portfolio‡	1,642,198	8,544,551
EQ/PIMCO Real Return Portfolio‡	66,266	649,149
EQ/Small Company Index Portfolio‡	399,946	2,277,255
EQ/Van Kampen Emerging Markets Equity Portfolio‡	403,793	2,975,543
Multimanager Aggressive Equity Portfolio‡	171,176	2,745,748
Multimanager High Yield Portfolio‡	988,000	3,556,909
Multimanager Large Cap Value Portfolio‡	457,701	2,866,515
Multimanager Mid Cap Growth Portfolio‡	30,775	148,690
Multimanager Mid Cap Value Portfolio‡	249,560	1,327,202

Total Investment Companies (100.0%) (Cost $76,774,535)		53,319,411

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 0.004%, 4/1/09 (Amortized Cost $257,667)	$257,667	257,667

Total Investments (100.5%) (Cost/Amortized Cost $77,032,202)		53,577,078
Other Assets Less Liabilities (-0.5%)		(273,996)

Net Assets (100%)		$53,303,082

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/Bond Index Portfolio	$15,264,311	$1,036,877	$755,155	$15,534,223	$—	$(11,614)
EQ/Equity 500 Index Portfolio	13,867,546	1,334,979	1,663,507	12,693,626	—	(706,198)
EQ/International ETF Portfolio	10,111,089	920,228	1,418,810	8,544,551	—	(758,917)
EQ/PIMCO Real Return Portfolio	547,408	259,219	210,305	649,149	—	(24,420)
EQ/Small Company Index Portfolio	2,644,635	194,414	262,136	2,277,255	—	(122,722)
EQ/Van Kampen Emerging Markets Equity Portfolio	3,000,069	336,985	617,576	2,975,543	—	(375,925)
Multimanager Aggressive Equity Portfolio	2,800,187	349,947	462,410	2,745,748	—	(211,465)
Multimanager High Yield Portfolio	3,444,376	285,141	290,009	3,556,909	—	(85,535)
Multimanager Large Cap Value Portfolio	3,208,569	311,063	407,191	2,866,515	—	(184,129)
Multimanager Mid Cap Growth Portfolio	153,771	12,961	16,535	148,690	—	(7,240)
Multimanager Mid Cap Value Portfolio	1,401,247	142,570	176,006	1,327,202	—	(73,769)

	$56,443,208	$5,184,384	$6,279,640	$53,319,411	$—	$(2,561,934)

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$53,577,078	$—	$53,577,078
Other Investments*	—	—	—	—

Total	$—	$53,577,078	$—	$53,577,078

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$5,184,384
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,717,706

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,019
Aggregate gross unrealized depreciation	(23,138,793)

Net unrealized depreciation	$(23,132,774)

Federal income tax cost of investments	$76,709,852

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	891,031	$9,095,193
EQ/Equity 500 Index Portfolio‡	1,164,826	16,334,574
EQ/International ETF Portfolio‡	1,820,657	9,473,092
EQ/PIMCO Real Return Portfolio‡	53,312	522,251
EQ/Small Company Index Portfolio‡	542,117	3,086,767
EQ/Van Kampen Emerging Markets Equity Portfolio‡	407,927	3,006,008
Multimanager Aggressive Equity Portfolio‡	182,770	2,931,722
Multimanager High Yield Portfolio‡	624,633	2,248,747
Multimanager Large Cap Value Portfolio‡	473,367	2,964,628
Multimanager Mid Cap Growth Portfolio‡	23,620	114,119
Multimanager Mid Cap Value Portfolio‡	292,249	1,554,229

Total Investments (99.9%) (Cost $81,775,441)		51,331,330
Other Assets Less Liabilities (0.1%)		28,621

Net Assets (100%)		$51,359,951

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/Bond Index Portfolio	$8,823,115	$386,745	$103,870	$9,095,193	$—	$(2,005)
EQ/Equity 500 Index Portfolio	17,485,334	1,094,404	619,613	16,334,574	—	(331,357)
EQ/International ETF Portfolio	10,963,054	691,202	433,960	9,473,092	—	(251,904)
EQ/PIMCO Real Return Portfolio	423,252	98,743	29,730	522,251	—	(3,723)
EQ/Small Company Index Portfolio	3,531,876	164,572	113,170	3,086,767	—	(69,824)
EQ/Van Kampen Emerging Markets Equity Portfolio	2,933,722	238,630	203,942	3,006,008	—	(141,088)
Multimanager Aggressive Equity Portfolio	2,924,488	222,172	119,869	2,931,722	—	(61,351)
Multimanager High Yield Portfolio	2,150,542	106,972	45,085	2,248,747	—	(16,909)
Multimanager Large Cap Value Portfolio	3,262,534	189,258	106,328	2,964,628	—	(56,479)
Multimanager Mid Cap Growth Portfolio	114,461	8,229	4,698	114,119	—	(2,531)
Multimanager Mid Cap Value Portfolio	1,617,642	90,514	53,268	1,554,229	—	(29,427)

	$54,230,020	$3,291,441	$1,833,533	$51,331,330	$—	$(966,598)

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$51,331,330	$—	$51,331,330
Other Investments*	—	—	—	—

Total	$—	$51,331,330	$—	$51,331,330

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$3,291,441
Net Proceeds of Sales and Redemptions:
Investment Companies	$866,935

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,416
Aggregate gross unrealized depreciation	(30,098,818)

Net unrealized depreciation	$(30,097,402)

Federal income tax cost of investments	$81,428,732

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	197,444	$2,015,407
EQ/Equity 500 Index Portfolio‡	695,257	9,749,721
EQ/International ETF Portfolio‡	1,004,871	5,228,464
EQ/PIMCO Real Return Portfolio‡	18,570	181,917
EQ/Small Company Index Portfolio‡	281,913	1,605,189
EQ/Van Kampen Emerging Markets Equity Portfolio‡	234,973	1,731,512
Multimanager Aggressive Equity Portfolio‡	95,901	1,538,297
Multimanager High Yield Portfolio‡	192,192	691,913
Multimanager Large Cap Value Portfolio‡	238,165	1,491,594
Multimanager Mid Cap Growth Portfolio‡	22,376	108,113
Multimanager Mid Cap Value Portfolio‡	121,349	645,357

Total Investment Companies (99.8%) (Cost $40,149,437)		24,987,484

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.004%, 4/1/09 (Amortized Cost $22,572)	$22,572	22,572

Total Investments (99.9%) (Cost/Amortized Cost $40,172,009)		25,010,056
Other Assets Less Liabilities (0.1%)		30,770

Net Assets (100%)		$25,040,826

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/Bond Index Portfolio	$1,838,822	$188,301	$9,608	$2,015,407	$—	$(155)
EQ/Equity 500 Index Portfolio	9,564,697	1,326,665	121,730	9,749,721	—	(55,133)
EQ/International ETF Portfolio	5,492,134	795,999	85,221	5,228,464	—	(45,263)
EQ/PIMCO Real Return Portfolio	124,398	51,354	2,911	181,917	—	(333)
EQ/Small Company Index Portfolio	1,673,030	213,978	24,098	1,605,189	—	(13,357)
EQ/Van Kampen Emerging Markets Equity Portfolio	1,525,334	265,333	34,159	1,731,512	—	(20,839)
Multimanager Aggressive Equity Portfolio	1,392,198	231,097	20,273	1,538,297	—	(8,672)
Multimanager High Yield Portfolio	621,675	68,473	5,349	691,913	—	(1,912)
Multimanager Large Cap Value Portfolio	1,507,827	196,860	21,592	1,491,594	—	(11,711)
Multimanager Mid Cap Growth Portfolio	105,746	8,559	866	108,113	—	(436)
Multimanager Mid Cap Value Portfolio	621,774	77,033	7,682	645,357	—	(3,815)

	$24,467,635	$3,423,652	$333,489	$24,987,484	$—	$(161,626)

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$25,010,056	$—	$25,010,056
Other Investments*	—	—	—	—

Total	$—	$25,010,056	$—	$25,010,056

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$3,423,652
Net Proceeds of Sales and Redemptions:
Investment Companies	$171,863

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,505
Aggregate gross unrealized depreciation	(14,991,192)

Net unrealized depreciation	$(14,989,687)

Federal income tax cost of investments	$39,999,743

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Equity 500 Index Portfolio‡	386,562	$5,420,827
EQ/International ETF Portfolio‡	546,435	2,843,163
EQ/Small Company Index Portfolio‡	170,572	971,220
EQ/Van Kampen Emerging Markets Equity Portfolio‡	125,074	921,670
Multimanager Aggressive Equity Portfolio‡	50,209	805,385
Multimanager Large Cap Value Portfolio‡	118,778	743,886
Multimanager Mid Cap Growth Portfolio‡	15,647	75,599
Multimanager Mid Cap Value Portfolio‡	71,233	378,832

Total Investment Companies (99.2%) (Cost $20,398,162)		12,160,582

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 0.004%, 4/1/09 (Amortized Cost $89,635)	$89,635	89,635

Total Investments (99.9%) (Cost/Amortized Cost $20,487,797)		12,250,217
Other Assets Less Liabilities (0.1%)		11,318

Net Assets (100%)		$12,261,535

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/Equity 500 Index Portfolio	$5,164,352	$865,989	$62,920	$5,420,827	$—	$(29,307)
EQ/International ETF Portfolio	2,866,485	529,782	43,247	2,843,163	—	(22,683)
EQ/Small Company Index Portfolio	983,300	152,822	14,335	971,220	—	(8,403)
EQ/Van Kampen Emerging Markets Equity Portfolio	775,313	173,198	16,031	921,670	—	(9,308)
Multimanager Aggressive Equity Portfolio	724,968	122,257	8,754	805,385	—	(4,009)
Multimanager Large Cap Value Portfolio	717,881	127,352	10,288	743,886	—	(5,345)
Multimanager Mid Cap Growth Portfolio	79,999	—	—	75,599	—	—
Multimanager Mid Cap Value Portfolio	341,906	66,224	5,199	378,832	—	(2,628)

	$11,654,204	$2,037,624	$160,774	$12,160,582	$—	$(81,683)

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$12,250,217	$—	$12,250,217
Other Investments*	—	—	—	—

Total	$—	$12,250,217	$—	$12,250,217

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$2,037,624
Net Proceeds of Sales and Redemptions:
Investment Companies	$79,091

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483
Aggregate gross unrealized depreciation	(8,148,502)

Net unrealized depreciation	$(8,148,019)

Federal income tax cost of investments	$20,398,236

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

Note 1 Valuation

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of each Portfolio’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s investments as of March 31, 2009 is included in the Portfolio of Investments.

Equity securities listed on national securities exchanges, (including securities issued by ETFs) are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day of official closing price, at a bid estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2009 (Unaudited)

Options are valued at their last sale price or, if not available, previous day’s sale price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds and notes will be valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (“ADR”) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price on the respective exchange.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued in good faith under the direction of the Trustees.

All securities held in the EQ/Money Market Portfolio (an Underlying Portfolio of the AXA Allocation Portfolios and the Target Allocation Portfolios) are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying open-end mutual fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on March 31, 2009 are as follows:

Portfolios:	Market Value	Percentage of Total Investments*
Multimanager Health Care	$15,066,227	5.0%
Multimanager International Equity	345,337,523	40.8
Multimanager Large Cap Core Equity	4,433,067	0.8
Multimanager Large Cap Value	11,132,076	1.0
Multimanager Mid Cap Growth	5,286,288	1.4
Multimanager Mid Cap Value	2,165,816	0.5
Multimanager Technology	8,193,220	2.4

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2009 (Unaudited)

*	excluding Investments of Cash Collateral for Securities on Loan

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Portfolio’s financial statements. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investments. The net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. At March 31, 2009, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the investments purchased with cash collateral.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2009 (Unaudited)

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2009 (Unaudited)

the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Portfolio’s financial statements. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

March 31, 2009 (Unaudited)

returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Portfolio’s financial statements. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Portfolio’s financial statements. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios held swaps at March 31, 2009.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2009.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Portfolio’s financial statements. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Subsequent Events

At a meeting held on January 30, 2009, the Trustees approved an investment strategy change, name change and an additional subadviser for the following Portfolio of the Trust listed below, to be effective on or about May 1, 2009.

Current Name	New Name
Multimanager High Yield	Multimanager Multi-Sector Bond

At the same meeting, SSgA Funds Management, Inc. was added as a subadvisor to an additional allocated portion of the Multimanager Multi-Sector Bond Portfolio. During the time prior to the effective date of the changes, the Portfolio may not be pursuing its principal investment strategies.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	During the filing period of this report, the Registrant enhanced its processing and reconciliation controls over certain non-recurring cash items.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

BY:	/s/ Steven M. Joenk
Steven M. Joenk President May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer May 29, 2009

BY:	/s/ Brian Walsh
Brian Walsh Chief Financial Officer and Treasurer May 29, 2009